                                                     REGISTRATION NO. 333-17663
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                        POST-EFFECTIVE AMENDMENT NO. 36
                                      TO
                                   FORM S-6

                               -----------------

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                               -----------------

                SEPARATE ACCOUNT FP          MARK PEARSON,
                         OF             CHIEF EXECUTIVE OFFICER
                 AXA EQUITABLE LIFE        AXA EQUITABLE LIFE
                 INSURANCE COMPANY         INSURANCE COMPANY
               (EXACT NAME OF TRUST)       1290 AVENUE OF THE
                                                AMERICAS
                 AXA EQUITABLE LIFE     NEW YORK, NEW YORK 10104
                 INSURANCE COMPANY        (NAME AND ADDRESS OF
              (EXACT NAME OF DEPOSITOR)    AGENT FOR SERVICE)

                 1290 AVENUE OF THE
                      AMERICAS
              NEW YORK, NEW YORK 10104
              (ADDRESS OF DEPOSITOR'S
                PRINCIPAL EXECUTIVE
                      OFFICES)

                               -----------------

             TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10104

                               -----------------

Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

[_]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on May 1, 2018 pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a) of Rule 485

[_]on (date) pursuant to paragraph (a) of Rule 485

================================================================================

                                     NOTE

This Post Effective Amendment No. 36 ("PEA") to the Form S-6 Registration Statement No. 333-17663 ("Registration Statement") of AXA Equitable Life Insurance Company "AXA Equitable") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplements to the Incentive Life Plus(R) prospectuses. The supplements contain year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any Incentive Life(R), Incentive Life PlusSM or Special Offer Policy prospectus, or any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company
Variable Life Insurance Policies


PROSPECTUS SUPPLEMENT FOR INCENTIVE LIFE PLUS(R) DATED MAY 1, 2018


--------------------------------------------------------------------------------

This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)ABOUT THE PORTFOLIOS OF THE TRUSTS.


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



              Copyright 2018 AXA Equitable Life Insurance Company

                             All rights reserved.


                                                                        #517345

PORTFOLIOS OF THE TRUSTS


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 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current     .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         income.                                          Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and          .   AXA Equitable Funds Management       (check mark)
  CONSERVATIVE-PLUS  growth of capital, with a greater                Group, LLC
  ALLOCATION         emphasis on current income.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income.                 Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income, with a          Group, LLC
                     greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.


-------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                        INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                 SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE  Seeks a high level of total return.       .   AXA Equitable Funds Management
  SECURITIES                                                       Group, LLC
                                                               .   Palisade Capital Management, L.L.C.
-------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to achieve total return from long-  .   DoubleLine Capital LP
  DYNAMIC ALLOCATION term capital appreciation and income.
-------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to maximize current income and      .   DoubleLine Capital LP
  OPPORTUNISTIC BOND total return.
-------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY       Seeks a combination of growth and         .   Barrow, Hanley, Mewhinney & Strauss
  INCOME             income to achieve an above-average and        LLC
                     consistent total return.
-------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO        Seeks to achieve capital appreciation.    .   GAMCO Asset Management, Inc.
  MERGERS &
  ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL  Seeks to maximize capital appreciation.   .   GAMCO Asset Management, Inc.
  COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA    Seeks to achieve long-term capital        .   AXA Rosenberg Management, LLC
  EQUITY             appreciation.
-------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY     Seeks to track the investment results of  .   BlackRock Investment Management, LLC
  RESPONSIBLE        the MSCI KLD 400 Social Index.
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                         INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  ALT 20             current income.                                Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  GROWTH             capital.                                   .   AXA Equitable Funds Management
                                                                    Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE      Seeks to achieve long-term capital         .   ClearBridge Investments, LLC
  LARGE CAP GROWTH   growth.
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital         .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk-         Group, LLC
                     adjusted returns and managing volatility   .   BlackRock Investment Management, LLC
                     in the Portfolio.                          .   Morgan Stanley Investment
                                                                    Management Inc.
                                                                .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  CORE MANAGED       capital with an emphasis on risk-adjusted      Group, LLC
  VOLATILITY         returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   EARNEST Partners, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
                                                                .   Federated Global Investment
                                                                    Management Corp.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-  .   AXA Equitable Funds Management       (check mark)
  VALUE MANAGED      term growth of income, accompanied by          Group, LLC
  VOLATILITY         growth of capital with an emphasis on      .   BlackRock Investment Management, LLC
                     risk-adjusted returns and managing         .   Northern Cross, LLC
                     volatility in the Portfolio.
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                          INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                   SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE Seeks to achieve capital growth.            .   Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of        .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted       Group, LLC
                     returns and managing volatility in the      .   BlackRock Investment Management, LLC
                     Portfolio.                                  .   Capital Guardian Trust Company
                                                                 .   Vaughan Nelson Investment Management
                                                                 .   Thornburg Investment Management,
                                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth   .   AXA Equitable Funds Management       (check mark)
  GROWTH MANAGED     with an emphasis on risk-adjusted returns       Group, LLC
  VOLATILITY         and managing volatility in the Portfolio.   .   BlackRock Investment Management, LLC
                                                                 .   HS Management Partners, LLC
                                                                 .   Loomis, Sayles & Company, L.P.
                                                                 .   Polen Capital Management, LLC
                                                                 .   T. Rowe Price Associates, Inc.
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of        .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted   .   AXA Equitable Funds Management
                     returns and managing volatility in the          Group, LLC
                     Portfolio.                                  .   BlackRock Investment Management, LLC
                                                                 .   Massachusetts Financial Services
                                                                     Company d/b/a MFS Investment
                                                                     Management
-----------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.      .   Loomis, Sayles & Company, L.P.
  GROWTH
-----------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital          .   AXA Equitable Funds Management       (check mark)
  MANAGED            appreciation with an emphasis on risk           Group, LLC
  VOLATILITY/(1)/    adjusted returns and managing volatility    .   BlackRock Investment Management, LLC
                     in the Portfolio.                           .   Diamond Hill Capital Management,
                                                                     Inc.
                                                                 .   Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and   .   BlackRock Investment Management, LLC
  VALUE EQUITY       secondarily, income.
-----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of        .   Capital Guardian Trust Company
  RESEARCH           capital.
-----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before      .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000(R)
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000(R) Index.
-----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                             INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                      SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before         .   SSgA Funds Management, Inc.
                     expenses that approximates the total
                     return performance of the Bloomberg
                     Barclays U.S. Intermediate Government/
                     Credit Bond Index, including reinvestment
                     of dividends, at a risk level consistent with
                     that of the Bloomberg Barclays U.S.
                     Intermediate Government/Credit Bond
                     Index.
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before         .   AllianceBernstein L.P.
                     expenses that approximates the total
                     return performance of the Standard &
                     Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Standard & Poor's 500 Composite Stock
                     Price Index.
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and            .   AXA Equitable Funds Management
                     current income.                                    Group, LLC
                                                                    .   BlackRock Investment Management, LLC
                                                                    .   Wells Fargo Asset Management
                                                                        (International) LLC
                                                                    .   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before         .   SSgA Funds Management, Inc.
  GOVERNMENT BOND    expenses that approximates the total return
                     performance of the Bloomberg Barclays
                     U.S. Intermediate Government Bond Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Bloomberg Barclays U.S. Intermediate
                     Government Bond Index.
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before        .   AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total return
                     performance of a composite index
                     comprised of 40% DJ Euro STOXX 50 Index,
                     25% FTSE 100 Index, 25% TOPIX Index,
                     and 10% S&P/ASX 200 Index, including
                     reinvestment of dividends, at a risk level
                     consistent with that of the composite index.
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and            .   Invesco Advisers, Inc.
                     income.
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital             .   J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                      Management Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before         .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000(R) Growth Index.
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before         .   SSgA Funds Management, Inc.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000(R) Value Index.
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                          INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                   SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.      .   Massachusetts Financial Services
  INTERNATIONAL                                                      Company d/b/a MFS Investment
  GROWTH                                                             Management
---------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before      .   SSgA Funds Management, Inc.
                     expenses that approximates the total
                     return performance of the Standard &
                     Poor's Mid Cap 400 Index, including
                     reinvestment of dividends, at a risk level
                     consistent with that of the Standard &
                     Poor's Mid Cap 400 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(2)/ Seeks to obtain a high level of current     .   The Dreyfus Corporation
                     income, preserve its assets and maintain
                     liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of     .   Pacific Investment Management
  SHORT BOND         traditional money market products while         Company LLC
                     maintaining an emphasis on preservation
                     of capital and liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income        .   AllianceBernstein L.P.
                     consistent with moderate risk to capital.   .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   Pacific Investment Management
                                                                     Company LLC
---------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible   .   AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000(R) Index.
---------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital          .   T. Rowe Price Associates, Inc.
  GROWTH STOCK       appreciation and secondarily, income.
---------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through       .   UBS Global Asset Management
  INCOME             capital appreciation with income as a           (Americas) Inc.
                     secondary consideration.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   ClearBridge Investments, LLC
                                                                 .   Scotia Institutional Asset
                                                                     Management US, Ltd.
                                                                 .   T. Rowe Price Associates, Inc.
                                                                 .   Westfield Capital Management
                                                                     Company, L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current  .   AXA Equitable Funds Management
  BOND               income and capital appreciation,                Group, LLC
                     consistent with a prudent level of risk.    .   BlackRock Financial Management, Inc.
                                                                 .   DoubleLine Capital LP
                                                                 .   Pacific Investment Management
                                                                     Company LLC
                                                                 .   SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                    INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                             SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of  .   AllianceBernstein L.P.
  CAP GROWTH         capital.                              .   AXA Equitable Funds Management
                                                               Group, LLC
                                                           .   BlackRock Investment Management, LLC
                                                           .   Franklin Advisers, Inc.
                                                           .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of  .   AXA Equitable Funds Management
  CAP VALUE          capital.                                  Group, LLC
                                                           .   BlackRock Investment Management, LLC
                                                           .   Diamond Hill Capital Management,
                                                               Inc.
                                                           .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of  .   Allianz Global Investors U.S. LLC
  TECHNOLOGY         capital.                              .   AXA Equitable Funds Management
                                                               Group, LLC
                                                           .   SSgA Funds Management, Inc.
                                                           .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------


 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER
 FUNDS) -- SERIES II                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Sub-Adviser: Invesco
                                                                                   Asset Management Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------


 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.                                                          INVESTMENT ADVISER
 -- CLASS II                                                               (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                             APPLICABLE)
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AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
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 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT ADVISER
 PORTFOLIO NAME --                                                             (OR SUB-ADVISER(S), AS
 CLASS 4 SHARES       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide long-term  .   Capital Research and
  CAPITALIZATION      growth of capital.                                           Management Company
  FUND/SM/
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NEW WORLD FUND(R)     The fund's investment objective is long-term capital     .   Capital Research and
                      appreciation.                                                Management Company


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 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                              INVESTMENT ADVISER
 SERVICE CLASS 2                                                               (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)
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----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited
----------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------


 IVY VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
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IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                     .   Ivy Investment Management
  TECHNOLOGY                                                                       Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
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------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO


--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT ADVISER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company
--------------------------------------------------------------------------------------------------------


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 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                              INVESTMENT ADVISER (OR
 PORTFOLIO NAME          OBJECTIVE                                          SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent  .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                 Management Company LLC
  STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                 INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN    Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO          of real capital and prudent investment management.            Management Company LLC
-------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN   Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO          of capital and prudent investment management.                 Management Company LLC
-------------------------------------------------------------------------------------------------------------


 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT ADVISER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------


 VANECK VIP TRUST --                                                             INVESTMENT ADVISER (OR
 INITIAL SHARES       OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------





(1)For this Portfolio only, we offer Class IA Shares -- not Class IB Shares.
(2)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

(1) ABOUT THE TRUSTS. The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

(2) SPECIAL SERVICES CHARGES. We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all contracts or policies. If you need additional information about the services, please contact us.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

DUPLICATE POLICY/CONTRACT CHARGE. We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or
(iii) by any other means we make available to you.

POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

(3) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(4) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. ACTUAL FEES AND EXPENSES ARE LIKELY TO FLUCTUATE FROM YEAR TO YEAR. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.

-------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees,  Lowest Highest
service fees and/or other expenses)/(1)/                               0.59%  1.94%
-------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



   -------------------------------------------------------------------------
    PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
    NET ASSETS
   -------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses after the        Lowest Highest
   effect of Expense Limitation Arrangements/(/*/)/           0.59%  1.50%
   -------------------------------------------------------------------------


   (*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.


(5) AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(6) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

 BY MAIL:

  At the Post Office Box for our Administrative Office:
  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047

 BY EXPRESS DELIVERY ONLY:

  At the Street Address for our Administrative Office:
  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)

 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

 BY E-MAIL:

  life-service@axa.us.com

 BY FAX:

  1-855-268-6378

 BY INTERNET:

Visit our website at www.axa.com or us.axa.com for those outside the U.S. Our Website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail); and

(c)changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through www.axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

(7) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

You can request a transfer via the Internet by visiting our websites at www.axa.com or us.axa.com for those outside the U.S. and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day until further notice.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the GIO to cover the applicable MSO charges. Finally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.

(8) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(9)  TAX INFORMATION.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally, a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. In the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

3.8% TAX ON NET INVESTMENT INCOME OR "NII". The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.


We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

(10) CUSTOMER LOYALTY CREDIT. We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.

(11) CHANGES TO THE WAY YOUR MONTHLY COST OF INSURANCE CHARGE REDUCTION IS CALCULATED

Currently, after your policy has been in force for a certain number of years, you are eligible for a non-guaranteed reduction in the monthly cost of insurance charge applied to your policy. The amount of this reduction is calculated as a percentage of your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed. Please see your most recent prospectus for more details, including (i) the number of years your policy must be in force in order to be eligible for this reduction and (ii) the applicable percentage reduction, which increases over time up to a specified maximum amount.

Starting on your next policy anniversary that falls on or after April 1, 2015, we are changing the way we calculate the reduction in your monthly cost of insurance charge. The amount of the reduction will be calculated as a percentage of the total of (a) minus (b), where:

(a) equals your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed; and

(b) equals any portion of your unloaned Policy Account Value invested in your policy's guaranteed interest option ("GIO")* on the date the monthly cost of insurance charges are assessed. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.00% per annum, (b) equals zero.

PLEASE NOTE THAT IF YOUR INCENTIVE LIFE PLUS(R) POLICY WAS ISSUED IN NEW YORK, THIS CHANGE MAY NOT APPLY. To determine if this change applies to your policy or if you would like additional information about this change, please contact our Administrative Office.

* The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account" or "Guaranteed Interest Division".

(12) MATURITY. If the insured person is still living on the policy anniversary closest to the policy maturity date (the Final Policy Date for your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.


(13) CYBERSECURITY. We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

(14) FINANCIAL STATEMENTS. The financial statements of the Separate Account at December 31, 2017 and for each of the two years in the period ended
December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(15) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2017.............................................................  FSA-40
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016.......................................  FSA-59
   Notes to Financial Statements...................................... FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Financial Statements Schedules.....................................    F-98

                                 FSA-1  #493727

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account FP of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT CONVERTIBLE SECURITIES/(3)/    CHARTER/SM/ SMALL CAP VALUE/(1)/
 1290 VT DOUBLELINE DYNAMIC             CLEARBRIDGE VARIABLE MID CAP
 ALLOCATION/(1)/                        PORTFOLIO/(3)/
 1290 VT DOUBLELINE OPPORTUNISTIC       EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
 BOND/(2)/
 1290 VT EQUITY INCOME/(1)/             EQ/CAPITAL GUARDIAN RESEARCH/(1)/
 1290 VT GAMCO MERGERS &                EQ/COMMON STOCK INDEX/(1)/
 ACQUISITIONS/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ EQ/CORE BOND INDEX/(1)/
 1290 VT SMARTBETA EQUITY/(3)/          EQ/EQUITY 500 INDEX/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      EQ/GLOBAL BOND PLUS/(1)/
 ALL ASSET GROWTH-ALT 20/(1)/           EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
 AMERICAN CENTURY VP MID CAP VALUE      EQ/INTERNATIONAL EQUITY INDEX/(1)/
 FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/INVESCO COMSTOCK/(1)/
 GLOBAL SMALL
 CAPITALIZATION FUND/SM(1)/             EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/LARGE CAP GROWTH INDEX/(1)/
 NEW WORLD FUND(R)/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       EQ/LARGE CAP VALUE INDEX/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/        EQ/MFS INTERNATIONAL GROWTH/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/        EQ/MID CAP INDEX/(1)/
 AXA AGGRESSIVE ALLOCATION/(1)/         EQ/MONEY MARKET/(1)/
 AXA BALANCED STRATEGY/(1)/             EQ/PIMCO ULTRA SHORT BOND/(1)/
 AXA CONSERVATIVE ALLOCATION/(1)/       EQ/QUALITY BOND PLUS/(1)/
 AXA CONSERVATIVE GROWTH STRATEGY/(1)/  EQ/SMALL COMPANY INDEX/(1)/
 AXA CONSERVATIVE STRATEGY/(1)/         EQ/T. ROWE PRICE GROWTH STOCK/(1)/
 AXA CONSERVATIVE-PLUS ALLOCATION/(1)/  EQ/UBS GROWTH & INCOME/(1)/
 AXA GLOBAL EQUITY MANAGED              FIDELITY(R) VIP ASSET MANAGER: GROWTH
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA GROWTH STRATEGY/(1)/               FIDELITY(R) VIP CONTRAFUND(R)
                                        PORTFOLIO/(1)/
 AXA INTERNATIONAL CORE MANAGED         FIDELITY(R) VIP EQUITY-INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA INTERNATIONAL MANAGED              FIDELITY(R) VIP GOVERNMENT MONEY
 VOLATILITY/(1)/                        MARKET PORTFOLIO/(1)/
 AXA INTERNATIONAL VALUE MANAGED        FIDELITY(R) VIP GROWTH & INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP CORE MANAGED             FIDELITY(R) VIP HIGH INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP GROWTH MANAGED           FIDELITY(R) VIP INVESTMENT GRADE BOND
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP VALUE MANAGED            FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
 VOLATILITY/(1)/
 AXA MID CAP VALUE MANAGED              FIDELITY(R) VIP VALUE PORTFOLIO/(1)/
 VOLATILITY/(1)/
 AXA MODERATE ALLOCATION/(1)/           FIDELITY(R) VIP VALUE STRATEGIES
                                        PORTFOLIO/(1)/
 AXA MODERATE GROWTH STRATEGY/(1)/      FRANKLIN MUTUAL SHARES VIP FUND/(1)/
 AXA MODERATE-PLUS ALLOCATION/(1)/      FRANKLIN RISING DIVIDENDS VIP
                                        FUND/(1)/
 AXA/AB SMALL CAP GROWTH/(1)/           FRANKLIN SMALL CAP VALUE VIP FUND/(1)/
 AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/  FRANKLIN STRATEGIC INCOME VIP
                                        FUND/(1)/
 AXA/JANUS ENTERPRISE/(1)/              GOLDMAN SACHS VIT MID CAP VALUE
                                        FUND/(1)/
 AXA/LOOMIS SAYLES GROWTH/(1)/          INVESCO V.I. DIVERSIFIED DIVIDEND
                                        FUND/(1)/
 BLACKROCK GLOBAL ALLOCATION V.I.       INVESCO V.I. GLOBAL REAL ESTATE
 FUND/(1)/                              FUND/(1)/
 CHARTER/SM/ MULTI-SECTOR BOND/(1)/     INVESCO V.I. INTERNATIONAL GROWTH
                                        FUND/(1)/
 CHARTER/SM/ SMALL CAP GROWTH/(1)/      INVESCO V.I. MID CAP CORE EQUITY
                                        FUND/(1)/

                                     FSA-2

 INVESCO V.I. SMALL CAP EQUITY          NATURAL RESOURCES PORTFOLIO/(1)/
 FUND/(1)/
 IVY VIP DIVIDEND OPPORTUNITIES/(1)/    PIMCO COMMODITYREALRETURN(R) STRATEGY
                                        PORTFOLIO/(1)/
 IVY VIP ENERGY/(1)/                    PIMCO REAL RETURN PORTFOLIO/(1)/
 IVY VIP HIGH INCOME/(1)/               PIMCO TOTAL RETURN PORTFOLIO/(1)/
 IVY VIP MID CAP GROWTH/(1)/            T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                        -- II/(1)/
 IVY VIP SCIENCE AND TECHNOLOGY/(1)/    T. ROWE PRICE HEALTH SCIENCES
                                        PORTFOLIO -- II/(1)/
 IVY VIP SMALL CAP GROWTH/(1)/          TARGET 2015 ALLOCATION/(1)/
 LAZARD RETIREMENT EMERGING MARKETS     TARGET 2025 ALLOCATION/(1)/
 EQUITY PORTFOLIO/(1)/
 MFS(R) INTERNATIONAL VALUE             TARGET 2035 ALLOCATION/(1)/
 PORTFOLIO/(1)/
 MFS(R) INVESTORS TRUST SERIES/(1)/     TARGET 2045 ALLOCATION/(1)/
 MFS(R) MASSACHUSETTS INVESTORS GROWTH  TARGET 2055 ALLOCATION/(1)/
 STOCK PORTFOLIO/(1)/
 MFS(R) UTILITIES SERIES/(1)/           TEMPLETON DEVELOPING MARKETS VIP
                                        FUND/(1)/
 MULTIMANAGER AGGRESSIVE EQUITY/(1)/    TEMPLETON GLOBAL BOND VIP FUND/(1)/
 MULTIMANAGER CORE BOND/(1)/            TEMPLETON GROWTH VIP FUND/(1)/
 MULTIMANAGER MID CAP GROWTH/(1)/       VANECK VIP GLOBAL HARD ASSETS
                                        FUND/(1)/
 MULTIMANAGER MID CAP VALUE/(1)/        VANGUARD VARIABLE INSURANCE FUND --
                                        EQUITY INDEX PORTFOLIO/(1)/
 MULTIMANAGER TECHNOLOGY/(1)/
(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)Statements of operations and of changes in net assets for the period
   May 19, 2017 (commencement of operations) through December 31, 2017.
(3)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for the year ended December 31, 2017 and the period May 20, 2016 (commencement of operations) through December 31, 2016.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account FP of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                                             1290 VT      1290 VT
                                                 1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                               SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*    VALUE*
                                               ----------- ----------- ------------- -------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value...................................  $604,521   $12,307,441   $199,961     $22,651,270    $16,191,996  $197,726,748
Receivable for shares of the Portfolios sold..        --            --         --              --         48,584       263,592
Receivable for policy-related transactions....     8,633         5,069         --           4,625             --            --
                                                --------   -----------   --------     -----------    -----------  ------------
   Total assets...............................   613,154    12,312,510    199,961      22,655,895     16,240,580   197,990,340
                                                --------   -----------   --------     -----------    -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased     8,633         5,061         --           4,625             --            --
Payable for policy-related transactions.......        --            --         --              --         48,584       263,591
                                                --------   -----------   --------     -----------    -----------  ------------
   Total liabilities..........................     8,633         5,061         --           4,625         48,584       263,591
                                                --------   -----------   --------     -----------    -----------  ------------
NET ASSETS....................................  $604,521   $12,307,449   $199,961     $22,651,270    $16,191,996  $197,726,749
                                                ========   ===========   ========     ===========    ===========  ============

NET ASSETS:
Accumulation unit values......................  $604,521   $12,307,449   $199,961     $22,650,358    $16,191,199  $197,724,581
Retained by AXA Equitable in Separate Account
 FP...........................................        --            --         --             912            797         2,168
                                                --------   -----------   --------     -----------    -----------  ------------
TOTAL NET ASSETS..............................  $604,521   $12,307,449   $199,961     $22,651,270    $16,191,996  $197,726,749
                                                ========   ===========   ========     ===========    ===========  ============

Investments in shares of the Portfolios, at
 cost.........................................  $624,388   $11,796,032   $202,420     $22,991,202    $16,237,171  $156,336,688

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               AMERICAN FUNDS
                                                                                                 INSURANCE
                                                                                              SERIES(R) GLOBAL AMERICAN FUNDS
                                      1290 VT                                     AMERICAN         SMALL         INSURANCE
                                     SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID  CAPITALIZATION  SERIES(R) NEW
                                      EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND     FUND/SM/     WORLD FUND(R)
                                     --------- ---------------- -------------- -------------- ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $598,099     $3,521,670     $28,928,635    $55,736,682      $7,356,444     $12,710,631
Receivable for shares of the
 Portfolios sold....................       --             63              --        335,758              --              --
Receivable for policy-related
 transactions.......................      517             --          99,179             --           1,886           1,827
                                     --------     ----------     -----------    -----------      ----------     -----------
   Total assets.....................  598,616      3,521,733      29,027,814     56,072,440       7,358,330      12,712,458
                                     --------     ----------     -----------    -----------      ----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............      516             --          99,179             --           1,886           1,827
Payable for policy-related
 transactions.......................       --             62              --        335,758              --              --
                                     --------     ----------     -----------    -----------      ----------     -----------
   Total liabilities................      516             62          99,179        335,758           1,886           1,827
                                     --------     ----------     -----------    -----------      ----------     -----------
NET ASSETS.......................... $598,100     $3,521,671     $28,928,635    $55,736,682      $7,356,444     $12,710,631
                                     ========     ==========     ===========    ===========      ==========     ===========

NET ASSETS:
Accumulation unit values............ $598,100     $3,350,079     $28,920,882    $55,730,045      $7,356,296     $12,710,596
Retained by AXA Equitable in
 Separate Account FP................       --        171,592           7,753          6,637             148              35
                                     --------     ----------     -----------    -----------      ----------     -----------
TOTAL NET ASSETS.................... $598,100     $3,521,671     $28,928,635    $55,736,682      $7,356,444     $12,710,631
                                     ========     ==========     ===========    ===========      ==========     ===========

Investments in shares of the
 Portfolios, at cost................ $554,376     $3,371,407     $26,370,894    $48,217,265      $6,647,059     $10,549,682

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                     AXA 400     AXA 500    AXA 2000                                   AXA
                                                     MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                                   VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                                   ----------- ----------- ----------- -------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $5,412,765  $9,742,496  $4,479,736   $156,359,132  $36,594,273  $28,625,473
Receivable for shares of the Portfolios sold......         --          --          --         20,527           --       41,299
Receivable for policy-related transactions........         71       1,219          44             --          233           --
                                                   ----------  ----------  ----------   ------------  -----------  -----------
   Total assets...................................  5,412,836   9,743,715   4,479,780    156,379,659   36,594,506   28,666,772
                                                   ----------  ----------  ----------   ------------  -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....         16       1,151          12             --          233           --
Payable for policy-related transactions...........         --          --          --         61,797           --       41,299
                                                   ----------  ----------  ----------   ------------  -----------  -----------
   Total liabilities..............................         16       1,151          12         61,797          233       41,299
                                                   ----------  ----------  ----------   ------------  -----------  -----------
NET ASSETS........................................ $5,412,820  $9,742,564  $4,479,768   $156,317,862  $36,594,273  $28,625,473
                                                   ==========  ==========  ==========   ============  ===========  ===========

NET ASSETS:
Accumulation unit values.......................... $5,412,820  $9,742,564  $4,479,768   $156,285,829  $36,557,953  $28,622,555
Retained by AXA Equitable in Separate Account FP..         --          --          --         32,033       36,320        2,918
                                                   ----------  ----------  ----------   ------------  -----------  -----------
TOTAL NET ASSETS.................................. $5,412,820  $9,742,564  $4,479,768   $156,317,862  $36,594,273  $28,625,473
                                                   ==========  ==========  ==========   ============  ===========  ===========

Investments in shares of the Portfolios, at cost.. $5,067,390  $8,234,277  $4,031,562   $138,857,766  $33,280,360  $29,078,231

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                       AXA                        AXA      AXA GLOBAL                    AXA
                                                   CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY                 INTERNATIONAL
                                                      GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH  CORE MANAGED
                                                    STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*    VOLATILITY*
                                                   ------------ ------------ ------------- ------------ ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $7,439,026   $2,655,938   $32,671,101  $148,578,047 $62,041,063  $63,328,101
Receivable for shares of the Portfolios sold......          --           --        39,907         1,793          --           --
Receivable for policy-related transactions........          --           --            --            --      13,810       27,808
                                                    ----------   ----------   -----------  ------------ -----------  -----------
   Total assets...................................   7,439,026    2,655,938    32,711,008   148,579,840  62,054,873   63,355,909
                                                    ----------   ----------   -----------  ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....          --           --            --            --      13,810       27,808
Payable for policy-related transactions...........          --           --        39,908         1,793          --           --
                                                    ----------   ----------   -----------  ------------ -----------  -----------
   Total liabilities..............................          --           --        39,908         1,793      13,810       27,808
                                                    ----------   ----------   -----------  ------------ -----------  -----------
NET ASSETS........................................  $7,439,026   $2,655,938   $32,671,100  $148,578,047 $62,041,063  $63,328,101
                                                    ==========   ==========   ===========  ============ ===========  ===========

NET ASSETS:
Accumulation unit values..........................  $7,439,019   $2,655,938   $32,588,383  $148,523,487 $62,041,052  $63,244,626
Retained by AXA Equitable in Separate Account FP..           7           --        82,717        54,560          11       83,475
                                                    ----------   ----------   -----------  ------------ -----------  -----------
TOTAL NET ASSETS..................................  $7,439,026   $2,655,938   $32,671,100  $148,578,047 $62,041,063  $63,328,101
                                                    ==========   ==========   ===========  ============ ===========  ===========

Investments in shares of the Portfolios, at cost..  $6,886,062   $2,588,246   $32,181,547  $ 99,464,142 $52,771,937  $52,976,421

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................  $3,557,730    $85,043,394   $31,158,744  $275,604,549  $415,743,878  $216,270,743
Receivable for shares of the Portfolios
 sold....................................          --             --        11,527            --        18,272            --
Receivable for policy-related
 transactions............................          93         14,311            --        12,579            --        30,443
                                           ----------    -----------   -----------  ------------  ------------  ------------
   Total assets..........................   3,557,823     85,057,705    31,170,271   275,617,128   415,762,150   216,301,186
                                           ----------    -----------   -----------  ------------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................          86         14,311            --        12,551            --        35,168
Payable for policy-related transactions..          --             --        11,527            --        32,784            --
                                           ----------    -----------   -----------  ------------  ------------  ------------
   Total liabilities.....................          86         14,311        11,527        12,551        32,784        35,168
                                           ----------    -----------   -----------  ------------  ------------  ------------
NET ASSETS...............................  $3,557,737    $85,043,394   $31,158,744  $275,604,577  $415,729,366  $216,266,018
                                           ==========    ===========   ===========  ============  ============  ============

NET ASSETS:
Accumulation unit values.................  $3,557,737    $85,016,494   $31,111,177  $275,442,595   415,335,916  $216,218,028
Accumulation nonunitized.................          --             --            --            --       247,261            --
Retained by AXA Equitable in Separate
 Account FP..............................          --         26,900        47,567       161,982       146,189        47,990
                                           ----------    -----------   -----------  ------------  ------------  ------------
TOTAL NET ASSETS.........................  $3,557,737    $85,043,394   $31,158,744  $275,604,577  $415,729,366  $216,266,018
                                           ==========    ===========   ===========  ============  ============  ============

Investments in shares of the Portfolios,
 at cost.................................  $3,148,544    $71,378,870   $22,882,729  $164,315,161  $273,020,170  $126,024,097

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                       AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE
                                          AXA MODERATE    GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS
                                          ALLOCATION*   STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*
                                          ------------ ------------ ------------- ------------ --------------- -----------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $897,308,407 $109,617,514 $457,493,358  $213,951,321   $81,456,069   $46,091,787
Receivable for shares of the Portfolios
 sold....................................      226,124           --       98,896       161,771        86,630            --
Receivable for policy-related
 transactions............................           --       25,008           --            --            --        18,312
                                          ------------ ------------ ------------  ------------   -----------   -----------
   Total assets..........................  897,534,531  109,642,522  457,592,254   214,113,092    81,542,699    46,110,099
                                          ------------ ------------ ------------  ------------   -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................           --       25,165           --            --            --        18,312
Payable for policy-related transactions..      398,682           --      100,266       161,900        86,629            --
                                          ------------ ------------ ------------  ------------   -----------   -----------
   Total liabilities.....................      398,682       25,165      100,266       161,900        86,629        18,312
                                          ------------ ------------ ------------  ------------   -----------   -----------
NET ASSETS............................... $897,135,849 $109,617,357 $457,491,988  $213,951,192   $81,456,070   $46,091,787
                                          ============ ============ ============  ============   ===========   ===========

NET ASSETS:
Accumulation unit values................. $894,089,356 $109,617,357 $457,460,807  $213,907,265   $81,393,964   $46,090,922
Accumulation nonunitized.................    2,883,818           --           --            --            --            --
Retained by AXA Equitable in Separate
 Account FP..............................      162,675           --       31,181        43,927        62,106           865
                                          ------------ ------------ ------------  ------------   -----------   -----------
TOTAL NET ASSETS......................... $897,135,849 $109,617,357 $457,491,988  $213,951,192   $81,456,070   $46,091,787
                                          ============ ============ ============  ============   ===========   ===========

Investments in shares of the Portfolios,
 at cost................................. $858,012,894 $ 94,761,908 $421,200,000  $180,936,731   $79,755,607   $45,034,395

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              BLACKROCK
                                               AXA/LOOMIS      GLOBAL      CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  CLEARBRIDGE
                                                 SAYLES    ALLOCATION V.I. MULTI-SECTOR SMALL CAP   SMALL CAP   VARIABLE MID
                                                GROWTH*         FUND          BOND*      GROWTH*      VALUE*    CAP PORTFOLIO
                                               ----------- --------------- ------------ ----------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value................................... $39,744,003   $4,270,953    $73,554,143  $13,056,619 $31,000,265   $314,328
Receivable for shares of the Portfolios sold..     121,705      179,574             --           --       9,753         --
Receivable for policy-related transactions....          --           --             --        1,297          --     23,317
                                               -----------   ----------    -----------  ----------- -----------   --------
   Total assets...............................  39,865,708    4,450,527     73,554,143   13,057,916  31,010,018    337,645
                                               -----------   ----------    -----------  ----------- -----------   --------

LIABILITIES:
Payable for shares of the Portfolios purchased          --           --          9,075        1,297          --     23,317
Payable for policy-related transactions.......     121,704      179,575         19,620           --       9,753         --
                                               -----------   ----------    -----------  ----------- -----------   --------
   Total liabilities..........................     121,704      179,575         28,695        1,297       9,753     23,317
                                               -----------   ----------    -----------  ----------- -----------   --------
NET ASSETS.................................... $39,744,004   $4,270,952    $73,525,448  $13,056,619 $31,000,265   $314,328
                                               ===========   ==========    ===========  =========== ===========   ========

NET ASSETS:
Accumulation unit values...................... $39,742,589   $4,267,961    $73,005,057  $13,054,655 $30,924,347   $314,328
Accumulation nonunitized......................          --           --        466,817           --          --         --
Retained by AXA Equitable in Separate Account
 FP...........................................       1,415        2,991         53,574        1,964      75,918         --
                                               -----------   ----------    -----------  ----------- -----------   --------
TOTAL NET ASSETS.............................. $39,744,004   $4,270,952    $73,525,448  $13,056,619 $31,000,265   $314,328
                                               ===========   ==========    ===========  =========== ===========   ========

Investments in shares of the Portfolios, at
 cost......................................... $30,982,198   $3,944,446    $82,374,526  $ 9,551,828 $20,773,438   $316,650

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               EQ/BLACKROCK  EQ/CAPITAL
                                               BASIC VALUE    GUARDIAN     EQ/COMMON    EQ/CORE BOND EQ/EQUITY 500 EQ/GLOBAL
                                                 EQUITY*     RESEARCH*    STOCK INDEX*     INDEX*       INDEX*     BOND PLUS*
                                               ------------ ------------ -------------- ------------ ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at
 fair value................................... $212,638,505 $125,446,170 $1,725,179,656 $51,768,753  $875,901,811  $17,085,302
Receivable for shares of the Portfolios sold..      280,491      139,779        237,347      21,401     6,773,995           --
Receivable for policy-related transactions....           --           --             --          --            --        9,996
                                               ------------ ------------ -------------- -----------  ------------  -----------
   Total assets...............................  212,918,996  125,585,949  1,725,417,003  51,790,154   882,675,806   17,095,298
                                               ------------ ------------ -------------- -----------  ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased           --           --             --          --            --        9,996
Payable for policy-related transactions.......      284,839      139,778        520,789      21,401     6,809,843           --
                                               ------------ ------------ -------------- -----------  ------------  -----------
   Total liabilities..........................      284,839      139,778        520,789      21,401     6,809,843        9,996
                                               ------------ ------------ -------------- -----------  ------------  -----------
NET ASSETS.................................... $212,634,157 $125,446,171 $1,724,896,214 $51,768,753  $875,865,963  $17,085,302
                                               ============ ============ ============== ===========  ============  ===========

NET ASSETS:
Accumulation unit values...................... $212,548,988 $125,262,285 $1,720,508,916 $51,751,394  $875,147,463  $17,084,343
Accumulation nonunitized......................           --           --      4,387,298          --       683,003           --
Retained by AXA Equitable in Separate Account
 FP...........................................       85,169      183,886             --      17,359        35,497          959
                                               ------------ ------------ -------------- -----------  ------------  -----------
TOTAL NET ASSETS.............................. $212,634,157 $125,446,171 $1,724,896,214 $51,768,753  $875,865,963  $17,085,302
                                               ============ ============ ============== ===========  ============  ===========

Investments in shares of the Portfolios, at
 cost......................................... $140,467,428 $ 76,671,284 $1,019,033,413 $52,529,136  $572,993,518  $17,679,640

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                          EQ/INTERMEDIATE                               EQ/JPMORGAN
                                            GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                               BOND*       EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                          --------------- ---------------- ----------- -------------- ------------- ------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $88,995,612     $334,551,844   $29,713,101  $50,352,837   $160,601,175  $28,988,210
Receivable for shares of the Portfolios
 sold....................................            --               --            --        1,023        172,878           --
Receivable for policy-related
 transactions............................        38,511          258,631           712           --             --        4,292
                                            -----------     ------------   -----------  -----------   ------------  -----------
   Total assets..........................    89,034,123      334,810,475    29,713,813   50,353,860    160,774,053   28,992,502
                                            -----------     ------------   -----------  -----------   ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................        42,345          286,891           712           --             --        4,292
Payable for policy-related transactions..            --               --            --        1,023        172,877           --
                                            -----------     ------------   -----------  -----------   ------------  -----------
   Total liabilities.....................        42,345          286,891           712        1,023        172,877        4,292
                                            -----------     ------------   -----------  -----------   ------------  -----------
NET ASSETS...............................   $88,991,778     $334,523,584   $29,713,101  $50,352,837   $160,601,176  $28,988,210
                                            ===========     ============   ===========  ===========   ============  ===========

NET ASSETS:
Accumulation unit values.................   $88,886,986     $334,123,611   $29,704,883  $50,215,160   $160,516,798  $28,970,738
Accumulation nonunitized.................        87,725          321,372            --           --             --           --
Retained by AXA Equitable in Separate
 Account FP..............................        17,067           78,601         8,218      137,677         84,378       17,472
                                            -----------     ------------   -----------  -----------   ------------  -----------
TOTAL NET ASSETS.........................   $88,991,778     $334,523,584   $29,713,101  $50,352,837   $160,601,176  $28,988,210
                                            ===========     ============   ===========  ===========   ============  ===========

Investments in shares of the Portfolios,
 at cost.................................   $89,652,686     $311,886,721   $23,642,540  $40,167,548   $119,068,309  $25,285,320

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             EQ/MFS
                                          INTERNATIONAL  EQ/MID CAP    EQ/MONEY   EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL
                                             GROWTH*       INDEX*      MARKET*     SHORT BOND*   BOND PLUS*  COMPANY INDEX*
                                          ------------- ------------ ------------ -------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................  $51,192,265  $157,132,247 $165,033,382  $33,270,859   $45,401,922  $101,479,813
Receivable for shares of the Portfolios
 sold....................................           --            --           --           --            --        60,585
Receivable for policy-related
 transactions............................        6,125       200,410           --        1,754        29,992            --
                                           -----------  ------------ ------------  -----------   -----------  ------------
   Total assets..........................   51,198,390   157,332,657  165,033,382   33,272,613    45,431,914   101,540,398
                                           -----------  ------------ ------------  -----------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................        6,125       200,409    4,248,136        1,754        31,863            --
Payable for policy-related transactions..           --            --    6,304,898           --            --        60,585
                                           -----------  ------------ ------------  -----------   -----------  ------------
   Total liabilities.....................        6,125       200,409   10,553,034        1,754        31,863        60,585
                                           -----------  ------------ ------------  -----------   -----------  ------------
NET ASSETS...............................  $51,192,265  $157,132,248 $154,480,348  $33,270,859   $45,400,051  $101,479,813
                                           ===========  ============ ============  ===========   ===========  ============

NET ASSETS:
Accumulation unit values.................  $51,191,984  $157,103,092 $154,079,046  $33,268,760   $45,274,714  $101,447,360
Accumulation nonunitized.................           --            --      386,261           --        54,329            --
Retained by AXA Equitable in Separate
 Account FP..............................          281        29,156       15,041        2,099        71,008        32,453
                                           -----------  ------------ ------------  -----------   -----------  ------------
TOTAL NET ASSETS.........................  $51,192,265  $157,132,248 $154,480,348  $33,270,859   $45,400,051  $101,479,813
                                           ===========  ============ ============  ===========   ===========  ============

Investments in shares of the Portfolios,
 at cost.................................  $42,534,271  $119,566,932 $165,033,635  $33,261,618   $47,201,365  $ 94,012,054

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                FIDELITY(R) VIP                                 FIDELITY(R) VIP
                                      EQ/T. ROWE                ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP   GOVERNMENT
                                     PRICE GROWTH EQ/UBS GROWTH     GROWTH       CONTRAFUND(R)   EQUITY-INCOME   MONEY MARKET
                                        STOCK*      & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $112,079,477  $16,096,068    $1,591,314     $104,151,301     $1,804,413      $1,089,358
Receivable for shares of the
 Portfolios sold....................           --       58,387            --           80,483             --             429
Receivable for policy-related
 transactions.......................       56,100           --            --               --          1,456              --
                                     ------------  -----------    ----------     ------------     ----------      ----------
   Total assets.....................  112,135,577   16,154,455     1,591,314      104,231,784      1,805,869       1,089,787
                                     ------------  -----------    ----------     ------------     ----------      ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............       56,100           --            --               --          1,456              --
Payable for policy-related
 transactions.......................           --       58,387            --           80,484             --             429
                                     ------------  -----------    ----------     ------------     ----------      ----------
   Total liabilities................       56,100       58,387            --           80,484          1,456             429
                                     ------------  -----------    ----------     ------------     ----------      ----------
NET ASSETS.......................... $112,079,477  $16,096,068    $1,591,314     $104,151,300     $1,804,413      $1,089,358
                                     ============  ===========    ==========     ============     ==========      ==========

NET ASSETS:
Accumulation unit values............ $111,912,923  $16,096,064    $1,590,343     $104,145,782     $1,798,356      $1,089,267
Retained by AXA Equitable in
 Separate Account FP................      166,554            4           971            5,518          6,057              91
                                     ------------  -----------    ----------     ------------     ----------      ----------
TOTAL NET ASSETS.................... $112,079,477  $16,096,068    $1,591,314     $104,151,300     $1,804,413      $1,089,358
                                     ============  ===========    ==========     ============     ==========      ==========

Investments in shares of the
 Portfolios, at cost................ $ 85,282,639  $14,256,400    $1,484,212     $ 92,367,478     $1,643,713      $1,089,358

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                            FIDELITY(R) VIP                 FIDELITY(R) VIP                                     FIDELITY(R) VIP
                               GROWTH &     FIDELITY(R) VIP   INVESTMENT                        FIDELITY(R) VIP      VALUE
                                INCOME        HIGH INCOME     GRADE BOND    FIDELITY(R) VIP MID      VALUE        STRATEGIES
                               PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO       PORTFOLIO       PORTFOLIO
                            --------------- --------------- --------------- ------------------- --------------- ---------------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value.....................   $10,173,654     $4,070,805      $16,363,098       $31,644,996        $826,046        $529,098
Receivable for shares of
 the Portfolios sold.......            --             --               --           102,253              --              --
Receivable for
 policy-related
 transactions..............         1,296         21,169          129,644                --           3,700              --
                              -----------     ----------      -----------       -----------        --------        --------
   Total assets............    10,174,950      4,091,974       16,492,742        31,747,249         829,746         529,098
                              -----------     ----------      -----------       -----------        --------        --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased......         1,296         21,170          129,644                --           3,700              --
Payable for policy-related
 transactions..............            --             --               --           102,254              --              --
                              -----------     ----------      -----------       -----------        --------        --------
   Total liabilities.......         1,296         21,170          129,644           102,254           3,700              --
                              -----------     ----------      -----------       -----------        --------        --------
NET ASSETS.................   $10,173,654     $4,070,804      $16,363,098       $31,644,995        $826,046        $529,098
                              ===========     ==========      ===========       ===========        ========        ========

NET ASSETS:
Accumulation unit values...   $10,171,065     $4,070,652      $16,362,480       $31,628,170        $807,920        $528,830
Retained by AXA Equitable
 in Separate Account FP....         2,589            152              618            16,825          18,126             268
                              -----------     ----------      -----------       -----------        --------        --------
TOTAL NET ASSETS...........   $10,173,654     $4,070,804      $16,363,098       $31,644,995        $826,046        $529,098
                              ===========     ==========      ===========       ===========        ========        ========

Investments in shares of
 the Portfolios, at cost...   $ 8,787,774     $4,092,070      $16,345,443       $27,688,927        $744,414        $507,150

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       FRANKLIN    FRANKLIN RISING FRANKLIN SMALL    FRANKLIN     GOLDMAN SACHS INVESCO V.I.
                                     MUTUAL SHARES  DIVIDENDS VIP  CAP VALUE VIP     STRATEGIC     VIT MID CAP   DIVERSIFIED
                                       VIP FUND         FUND            FUND      INCOME VIP FUND  VALUE FUND   DIVIDEND FUND
                                     ------------- --------------- -------------- --------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..........  $10,881,114    $58,784,953    $12,259,399     $34,678,532    $12,723,363   $14,464,649
Receivable for shares of the
 Portfolios sold....................      165,416             --         10,837              --             --       168,706
Receivable for policy-related
 transactions.......................           --          6,499             --          11,053            902            --
                                      -----------    -----------    -----------     -----------    -----------   -----------
   Total assets.....................   11,046,530     58,791,452     12,270,236      34,689,585     12,724,265    14,633,355
                                      -----------    -----------    -----------     -----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............           --          6,499             --          11,053            902            --
Payable for policy-related
 transactions.......................      165,416             --         10,838              --             --       168,706
                                      -----------    -----------    -----------     -----------    -----------   -----------
   Total liabilities................      165,416          6,499         10,838          11,053            902       168,706
                                      -----------    -----------    -----------     -----------    -----------   -----------
NET ASSETS..........................  $10,881,114    $58,784,953    $12,259,398     $34,678,532    $12,723,363   $14,464,649
                                      ===========    ===========    ===========     ===========    ===========   ===========

NET ASSETS:
Accumulation unit values............  $10,880,974    $58,783,857    $12,255,975     $34,676,497    $12,722,263   $14,464,633
Retained by AXA Equitable in
 Separate Account FP................          140          1,096          3,423           2,035          1,100            16
                                      -----------    -----------    -----------     -----------    -----------   -----------
TOTAL NET ASSETS....................  $10,881,114    $58,784,953    $12,259,398     $34,678,532    $12,723,363   $14,464,649
                                      ===========    ===========    ===========     ===========    ===========   ===========

Investments in shares of the
 Portfolios, at cost................  $10,612,462    $53,072,266    $11,420,321     $35,872,254    $12,363,999   $13,718,350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                       GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP DIVIDEND
                                       ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND   OPPORTUNITIES   IVY VIP ENERGY
                                       ------------ ------------- ---------------- ------------ ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $38,103,008   $38,696,743     $3,804,073     $5,917,440     $1,025,378     $14,859,041
Receivable for shares of the
 Portfolios sold......................      53,544        86,971         19,194         31,552        154,636              --
Receivable for policy-related
 transactions.........................          --            --             --             --             --          28,667
                                       -----------   -----------     ----------     ----------     ----------     -----------
   Total assets.......................  38,156,552    38,783,714      3,823,267      5,948,992      1,180,014      14,887,708
                                       -----------   -----------     ----------     ----------     ----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --            --             --             --             --          28,667
Payable for policy-related
 transactions.........................      53,545        86,970         19,144         31,552        154,636              --
                                       -----------   -----------     ----------     ----------     ----------     -----------
   Total liabilities..................      53,545        86,970         19,144         31,552        154,636          28,667
                                       -----------   -----------     ----------     ----------     ----------     -----------
NET ASSETS............................ $38,103,007   $38,696,744     $3,804,123     $5,917,440     $1,025,378     $14,859,041
                                       ===========   ===========     ==========     ==========     ==========     ===========

NET ASSETS:
Accumulation unit values.............. $38,102,904   $38,696,711     $3,804,123     $5,917,302     $1,019,759     $14,858,678
Retained by AXA Equitable in Separate
 Account FP...........................         103            33             --            138          5,619             363
                                       -----------   -----------     ----------     ----------     ----------     -----------
TOTAL NET ASSETS...................... $38,103,007   $38,696,744     $3,804,123     $5,917,440     $1,025,378     $14,859,041
                                       ===========   ===========     ==========     ==========     ==========     ===========

Investments in shares of the
 Portfolios, at cost.................. $36,816,991   $34,390,405     $3,588,266     $5,926,818     $  946,542     $15,245,093

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                         LAZARD
                                                                                                       RETIREMENT      MFS(R)
                                                                       IVY VIP SCIENCE                  EMERGING    INTERNATIONAL
                                          IVY VIP HIGH IVY VIP MID CAP       AND       IVY VIP SMALL MARKETS EQUITY     VALUE
                                             INCOME        GROWTH        TECHNOLOGY     CAP GROWTH     PORTFOLIO      PORTFOLIO
                                          ------------ --------------- --------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,977   $108,427,034
Receivable for shares of the Portfolios
 sold....................................      21,514         15,700         197,318         47,835       110,710        442,452
                                          -----------    -----------     -----------    -----------   -----------   ------------
   Total assets..........................  32,878,606     32,221,268      30,916,284     12,453,959    67,099,687    108,869,486
                                          -----------    -----------     -----------    -----------   -----------   ------------

LIABILITIES:
Payable for policy-related transactions..      21,514         15,700         197,318         47,835       110,711        442,398
                                          -----------    -----------     -----------    -----------   -----------   ------------
   Total liabilities.....................      21,514         15,700         197,318         47,835       110,711        442,398
                                          -----------    -----------     -----------    -----------   -----------   ------------
NET ASSETS............................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,976   $108,427,088
                                          ===========    ===========     ===========    ===========   ===========   ============

NET ASSETS:
Accumulation unit values................. $32,857,059    $32,199,923     $30,717,498    $12,406,084   $66,973,121   $108,427,088
Retained by AXA Equitable in Separate
 Account FP..............................          33          5,645           1,468             40        15,855             --
                                          -----------    -----------     -----------    -----------   -----------   ------------
TOTAL NET ASSETS......................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,976   $108,427,088
                                          ===========    ===========     ===========    ===========   ===========   ============

Investments in shares of the Portfolios,
 at cost................................. $32,405,360    $27,804,953     $27,529,445    $11,152,530   $58,066,156   $ 89,365,989

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              MFS(R)
                                                           MASSACHUSETTS
                                                             INVESTORS                    MULTIMANAGER              MULTIMANAGER
                                          MFS(R) INVESTORS GROWTH STOCK  MFS(R) UTILITIES  AGGRESSIVE  MULTIMANAGER   MID CAP
                                            TRUST SERIES     PORTFOLIO        SERIES        EQUITY*     CORE BOND*    GROWTH*
                                          ---------------- ------------- ---------------- ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $4,026,553     $4,740,754      $2,268,118    $457,188,147 $64,643,113  $29,766,783
Receivable for shares of the Portfolios
 sold....................................            --             --          29,550         160,803          --       11,071
Receivable for policy-related
 transactions............................           311            663              --              --      21,074           --
                                             ----------     ----------      ----------    ------------ -----------  -----------
   Total assets..........................     4,026,864      4,741,417       2,297,668     457,348,950  64,664,187   29,777,854
                                             ----------     ----------      ----------    ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................           311            663              --              --      21,074           --
Payable for policy-related transactions..            --             --          29,550         211,333          --       11,071
                                             ----------     ----------      ----------    ------------ -----------  -----------
   Total liabilities.....................           311            663          29,550         211,333      21,074       11,071
                                             ----------     ----------      ----------    ------------ -----------  -----------
NET ASSETS...............................    $4,026,553     $4,740,754      $2,268,118    $457,137,617 $64,643,113  $29,766,783
                                             ==========     ==========      ==========    ============ ===========  ===========

NET ASSETS:
Accumulation unit values.................    $4,026,553     $4,740,535      $2,268,094    $456,294,337 $64,627,860  $29,641,609
Accumulation nonunitized.................            --             --              --         756,301          --           --
Retained by AXA Equitable in Separate
 Account FP..............................            --            219              24          86,979      15,253      125,174
                                             ----------     ----------      ----------    ------------ -----------  -----------
TOTAL NET ASSETS.........................    $4,026,553     $4,740,754      $2,268,118    $457,137,617 $64,643,113  $29,766,783
                                             ==========     ==========      ==========    ============ ===========  ===========

Investments in shares of the Portfolios,
 at cost.................................    $3,691,808     $4,261,563      $2,153,917    $191,285,122 $66,386,136  $26,627,848

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          PIMCO
                                                                                      COMMODITYREAL
                                                                            NATURAL     RETURN(R)   PIMCO REAL  PIMCO TOTAL
                                                MULTIMANAGER  MULTIMANAGER RESOURCES    STRATEGY      RETURN      RETURN
                                               MID CAP VALUE* TECHNOLOGY*  PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
                                               -------------- ------------ ---------- ------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at
 fair value...................................  $41,221,508   $127,676,999 $4,277,078  $10,612,826  $24,379,128 $64,564,903
Receivable for shares of the Portfolios sold..           --         47,799    175,446           --           --     324,671
Receivable for policy-related transactions....       17,215             --         --        7,616      335,965          --
                                                -----------   ------------ ----------  -----------  ----------- -----------
   Total assets...............................   41,238,723    127,724,798  4,452,524   10,620,442   24,715,093  64,889,574
                                                -----------   ------------ ----------  -----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased       17,214             --         --        7,615      333,314          --
Payable for policy-related transactions.......           --         47,799    175,428           --           --     324,672
                                                -----------   ------------ ----------  -----------  ----------- -----------
   Total liabilities..........................       17,214         47,799    175,428        7,615      333,314     324,672
                                                -----------   ------------ ----------  -----------  ----------- -----------
NET ASSETS....................................  $41,221,509   $127,676,999 $4,277,096  $10,612,827  $24,381,779 $64,564,902
                                                ===========   ============ ==========  ===========  =========== ===========

NET ASSETS:
Accumulation unit values......................  $40,973,832   $127,592,382 $4,277,096  $10,603,466  $24,362,068 $64,558,086
Retained by AXA Equitable in Separate Account
 FP...........................................      247,677         84,617         --        9,361       19,711       6,816
                                                -----------   ------------ ----------  -----------  ----------- -----------
TOTAL NET ASSETS..............................  $41,221,509   $127,676,999 $4,277,096  $10,612,827  $24,381,779 $64,564,902
                                                ===========   ============ ==========  ===========  =========== ===========

Investments in shares of the Portfolios, at
 cost.........................................  $25,145,343   $ 86,241,851 $4,086,312  $13,322,936  $24,982,431 $65,157,493

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                  T. ROWE PRICE
                                                   T. ROWE PRICE      HEALTH
                                                   EQUITY INCOME     SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045
                                                   PORTFOLIO - II PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                                   -------------- -------------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $13,994,976     $6,158,535   $1,892,475  $7,645,472  $3,313,129  $1,777,373
Receivable for shares of the Portfolios sold......           --        292,554           --       1,050          --           1
Receivable for policy-related transactions........        1,210             --          600          --       1,265          --
                                                    -----------     ----------   ----------  ----------  ----------  ----------
   Total assets...................................   13,996,186      6,451,089    1,893,075   7,646,522   3,314,394   1,777,374
                                                    -----------     ----------   ----------  ----------  ----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....        1,210             --          600          --       1,239          --
Payable for policy-related transactions...........           --        292,555           --       1,050          --           1
                                                    -----------     ----------   ----------  ----------  ----------  ----------
   Total liabilities..............................        1,210        292,555          600       1,050       1,239           1
                                                    -----------     ----------   ----------  ----------  ----------  ----------
NET ASSETS........................................  $13,994,976     $6,158,534   $1,892,475  $7,645,472  $3,313,155  $1,777,373
                                                    ===========     ==========   ==========  ==========  ==========  ==========

NET ASSETS:
Accumulation unit values..........................  $13,994,487     $6,153,962   $1,892,441  $7,645,459  $3,313,155  $1,775,895
Retained by AXA Equitable in Separate Account FP..          489          4,572           34          13          --       1,478
                                                    -----------     ----------   ----------  ----------  ----------  ----------
TOTAL NET ASSETS..................................  $13,994,976     $6,158,534   $1,892,475  $7,645,472  $3,313,155  $1,777,373
                                                    ===========     ==========   ==========  ==========  ==========  ==========

Investments in shares of the Portfolios, at cost..  $13,671,258     $5,585,856   $1,824,319  $7,018,269  $2,972,173  $1,569,871

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                   VANGUARD
                                                                TEMPLETON                                     VARIABLE INSURANCE
                                                               DEVELOPING   TEMPLETON  TEMPLETON  VANECK VIP        FUND -
                                                   TARGET 2055 MARKETS VIP GLOBAL BOND GROWTH VIP GLOBAL HARD    EQUITY INDEX
                                                   ALLOCATION*    FUND      VIP FUND      FUND    ASSETS FUND     PORTFOLIO
                                                   ----------- ----------- ----------- ---------- ----------- ------------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $606,368   $17,444,221 $45,630,838 $5,261,741 $12,427,969     $8,911,906
Receivable for shares of the Portfolios sold......        --            --      84,062         --          --             --
Receivable for policy-related transactions........       585         5,624          --         36      82,745        145,584
                                                    --------   ----------- ----------- ---------- -----------     ----------
   Total assets...................................   606,953    17,449,845  45,714,900  5,261,777  12,510,714      9,057,490
                                                    --------   ----------- ----------- ---------- -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....       585         5,623          --         36      82,745        145,584
Payable for policy-related transactions...........        --            --      84,061         --          --             --
                                                    --------   ----------- ----------- ---------- -----------     ----------
   Total liabilities..............................       585         5,623      84,061         36      82,745        145,584
                                                    --------   ----------- ----------- ---------- -----------     ----------
NET ASSETS........................................  $606,368   $17,444,222 $45,630,839 $5,261,741 $12,427,969     $8,911,906
                                                    ========   =========== =========== ========== ===========     ==========

NET ASSETS:
Accumulation unit values..........................  $606,368   $17,444,222 $45,630,394 $5,259,639 $12,427,279     $8,898,431
Retained by AXA Equitable in Separate Account FP..        --            --         445      2,102         690         13,475
                                                    --------   ----------- ----------- ---------- -----------     ----------
TOTAL NET ASSETS..................................  $606,368   $17,444,222 $45,630,839 $5,261,741 $12,427,969     $8,911,906
                                                    ========   =========== =========== ========== ===========     ==========

Investments in shares of the Portfolios, at cost..  $535,486   $14,590,280 $47,700,012 $4,719,805 $12,240,180     $7,320,057

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES.............................................       B                  54,788

1290 VT DOUBLELINE DYNAMIC ALLOCATION......................................       B               1,068,830

1290 VT DOUBLELINE OPPORTUNISTIC BOND......................................       B                  19,929

1290 VT EQUITY INCOME......................................................       A                 924,571
1290 VT EQUITY INCOME......................................................       B               2,778,609

1290 VT GAMCO MERGERS & ACQUISITIONS.......................................       A                  76,009
1290 VT GAMCO MERGERS & ACQUISITIONS.......................................       B               1,175,323

1290 VT GAMCO SMALL COMPANY VALUE..........................................       A                 105,348
1290 VT GAMCO SMALL COMPANY VALUE..........................................       B               3,036,185

1290 VT SMARTBETA EQUITY...................................................       B                  45,850

1290 VT SOCIALLY RESPONSIBLE...............................................       A                  39,314
1290 VT SOCIALLY RESPONSIBLE...............................................       B                 255,643

ALL ASSET GROWTH-ALT 20....................................................       B               1,363,936

AMERICAN CENTURY VP MID CAP VALUE FUND.....................................    CLASS II           2,448,888

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/....    CLASS 4              295,321

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R).......................    CLASS 4              508,629

AXA 400 MANAGED VOLATILITY.................................................       B                 239,848

AXA 500 MANAGED VOLATILITY.................................................       B                 408,118

AXA 2000 MANAGED VOLATILITY................................................       B                 209,359

AXA AGGRESSIVE ALLOCATION..................................................       A               5,335,938
AXA AGGRESSIVE ALLOCATION..................................................       B               7,708,702

AXA BALANCED STRATEGY......................................................       B               2,360,509

AXA CONSERVATIVE ALLOCATION................................................       A               2,264,452
AXA CONSERVATIVE ALLOCATION................................................       B                 761,904

AXA CONSERVATIVE GROWTH STRATEGY...........................................       B                 516,708

AXA CONSERVATIVE STRATEGY..................................................       B                 218,261

AXA CONSERVATIVE-PLUS ALLOCATION...........................................       A               1,798,853
AXA CONSERVATIVE-PLUS ALLOCATION...........................................       B               1,482,798

AXA GLOBAL EQUITY MANAGED VOLATILITY.......................................       A               1,695,984
AXA GLOBAL EQUITY MANAGED VOLATILITY.......................................       B               6,254,313

AXA GROWTH STRATEGY........................................................       B               3,400,043

AXA INTERNATIONAL CORE MANAGED VOLATILITY..................................       A               1,361,192
AXA INTERNATIONAL CORE MANAGED VOLATILITY..................................       B               4,227,289

AXA INTERNATIONAL MANAGED VOLATILITY.......................................       B                 257,456

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.................................       A               1,306,364
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.................................       B               4,777,548

AXA LARGE CAP CORE MANAGED VOLATILITY......................................       A                 438,550
AXA LARGE CAP CORE MANAGED VOLATILITY......................................       B               2,383,169

AXA LARGE CAP GROWTH MANAGED VOLATILITY....................................       A               1,500,746
AXA LARGE CAP GROWTH MANAGED VOLATILITY....................................       B               6,990,949

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY.....................................        A             14,665,216
AXA LARGE CAP VALUE MANAGED VOLATILITY.....................................        B              7,224,716

AXA MID CAP VALUE MANAGED VOLATILITY.......................................        A             11,294,820
AXA MID CAP VALUE MANAGED VOLATILITY.......................................        B                814,866

AXA MODERATE ALLOCATION....................................................        A             51,489,278
AXA MODERATE ALLOCATION....................................................        B             10,847,537

AXA MODERATE GROWTH STRATEGY...............................................        B              6,407,731

AXA MODERATE-PLUS ALLOCATION...............................................        A             16,513,809
AXA MODERATE-PLUS ALLOCATION...............................................        B             23,302,327

AXA/AB SMALL CAP GROWTH....................................................        A              7,003,541
AXA/AB SMALL CAP GROWTH....................................................        B              3,784,408

AXA/CLEARBRIDGE LARGE CAP GROWTH...........................................        A              1,011,256
AXA/CLEARBRIDGE LARGE CAP GROWTH...........................................        B              5,995,361

AXA/JANUS ENTERPRISE.......................................................        A              1,158,999
AXA/JANUS ENTERPRISE.......................................................        B              1,414,394

AXA/LOOMIS SAYLES GROWTH...................................................        A              1,790,151
AXA/LOOMIS SAYLES GROWTH...................................................        B              2,849,590

BLACKROCK GLOBAL ALLOCATION V.I. FUND......................................    CLASS III            287,800

CHARTER/SM/ MULTI-SECTOR BOND..............................................        A             15,210,940
CHARTER/SM/ MULTI-SECTOR BOND..............................................        B              4,102,436

CHARTER/SM/ SMALL CAP GROWTH...............................................        B                916,606

CHARTER/SM/ SMALL CAP VALUE................................................        A                788,609
CHARTER/SM/ SMALL CAP VALUE................................................        B                936,638

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO.....................................    CLASS II              15,623

EQ/BLACKROCK BASIC VALUE EQUITY............................................        A              1,695,012
EQ/BLACKROCK BASIC VALUE EQUITY............................................        B              6,898,732

EQ/CAPITAL GUARDIAN RESEARCH...............................................        A                614,294
EQ/CAPITAL GUARDIAN RESEARCH...............................................        B              4,080,174

EQ/COMMON STOCK INDEX......................................................        A             44,268,759
EQ/COMMON STOCK INDEX......................................................        B              6,691,550

EQ/CORE BOND INDEX.........................................................        A              2,660,294
EQ/CORE BOND INDEX.........................................................        B              2,599,184

EQ/EQUITY 500 INDEX........................................................        A             13,655,839
EQ/EQUITY 500 INDEX........................................................        B              6,204,339

EQ/GLOBAL BOND PLUS........................................................        A                871,821
EQ/GLOBAL BOND PLUS........................................................        B              1,003,125

EQ/INTERMEDIATE GOVERNMENT BOND............................................        A              6,859,564
EQ/INTERMEDIATE GOVERNMENT BOND............................................        B              1,897,741

EQ/INTERNATIONAL EQUITY INDEX..............................................        A             26,943,738
EQ/INTERNATIONAL EQUITY INDEX..............................................        B              6,435,957

EQ/INVESCO COMSTOCK........................................................        A                779,880
EQ/INVESCO COMSTOCK........................................................        B                823,267

EQ/JPMORGAN VALUE OPPORTUNITIES............................................        A                246,935
EQ/JPMORGAN VALUE OPPORTUNITIES............................................        B              2,318,210

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
EQ/LARGE CAP GROWTH INDEX..................................................        A               1,437,297
EQ/LARGE CAP GROWTH INDEX..................................................        B               9,865,852

EQ/LARGE CAP VALUE INDEX...................................................        A               1,496,699
EQ/LARGE CAP VALUE INDEX...................................................        B               1,637,960

EQ/MFS INTERNATIONAL GROWTH................................................        B               6,141,834

EQ/MID CAP INDEX...........................................................        A               2,526,301
EQ/MID CAP INDEX...........................................................        B               7,833,385

EQ/MONEY MARKET............................................................        A             110,919,856
EQ/MONEY MARKET............................................................        B              54,057,174

EQ/PIMCO ULTRA SHORT BOND..................................................        A               1,593,259
EQ/PIMCO ULTRA SHORT BOND..................................................        B               1,755,496

EQ/QUALITY BOND PLUS.......................................................        A               3,047,127
EQ/QUALITY BOND PLUS.......................................................        B               2,317,467

EQ/SMALL COMPANY INDEX.....................................................        A               4,789,853
EQ/SMALL COMPANY INDEX.....................................................        B               3,763,893

EQ/T. ROWE PRICE GROWTH STOCK..............................................        A                 220,936
EQ/T. ROWE PRICE GROWTH STOCK..............................................        B               2,182,394

EQ/UBS GROWTH & INCOME.....................................................        B               1,589,584

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO............................ SERVICE CLASS 2           83,974

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.................................... SERVICE CLASS 2        2,811,101

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.................................... SERVICE CLASS 2           77,376

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.......................... SERVICE CLASS 2        1,089,357

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.................................. SERVICE CLASS 2          457,860

FIDELITY(R) VIP HIGH INCOME PORTFOLIO...................................... SERVICE CLASS 2          772,449

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO............................ SERVICE CLASS 2        1,310,096

FIDELITY(R) VIP MID CAP PORTFOLIO.......................................... SERVICE CLASS 2          837,391

FIDELITY(R) VIP VALUE PORTFOLIO............................................ SERVICE CLASS 2           51,148

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO................................. SERVICE CLASS 2           36,794

FRANKLIN MUTUAL SHARES VIP FUND............................................     CLASS 2              534,436

FRANKLIN RISING DIVIDENDS VIP FUND.........................................     CLASS 2            2,065,529

FRANKLIN SMALL CAP VALUE VIP FUND..........................................     CLASS 2              619,162

FRANKLIN STRATEGIC INCOME VIP FUND.........................................     CLASS 2            3,210,975

GOLDMAN SACHS VIT MID CAP VALUE FUND....................................... SERVICE SHARES           750,641

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....................................    SERIES II             535,529

INVESCO V.I. GLOBAL REAL ESTATE FUND.......................................    SERIES II           2,259,965

INVESCO V.I. INTERNATIONAL GROWTH FUND.....................................    SERIES II             983,899

INVESCO V.I. MID CAP CORE EQUITY FUND......................................    SERIES II             269,601

INVESCO V.I. SMALL CAP EQUITY FUND.........................................    SERIES II             310,627

IVY VIP DIVIDEND OPPORTUNITIES.............................................    CLASS II              119,491

IVY VIP ENERGY.............................................................    CLASS II            2,531,870

IVY VIP HIGH INCOME........................................................    CLASS II            9,033,126

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                SHARE CLASS**    PORTFOLIO SHARES HELD
                                                                            -------------------- ---------------------
IVY VIP MID CAP GROWTH.....................................................       CLASS II             2,774,190

IVY VIP SCIENCE AND TECHNOLOGY.............................................       CLASS II             1,136,161

IVY VIP SMALL CAP GROWTH...................................................       CLASS II             1,066,900

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........................    SERVICE SHARES          2,839,719

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................................    SERVICE CLASS           3,900,253

MFS(R) INVESTORS TRUST SERIES..............................................    SERVICE CLASS             135,620

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO......................    SERVICE CLASS             257,930

MFS(R) UTILITIES SERIES....................................................    SERVICE CLASS              78,265

MULTIMANAGER AGGRESSIVE EQUITY.............................................          A                 6,910,316
MULTIMANAGER AGGRESSIVE EQUITY.............................................          B                   538,327

MULTIMANAGER CORE BOND.....................................................          A                 2,029,607
MULTIMANAGER CORE BOND.....................................................          B                 4,514,615

MULTIMANAGER MID CAP GROWTH................................................          A                 1,217,155
MULTIMANAGER MID CAP GROWTH................................................          B                 1,734,724

MULTIMANAGER MID CAP VALUE.................................................          A                   597,177
MULTIMANAGER MID CAP VALUE.................................................          B                 1,870,387

MULTIMANAGER TECHNOLOGY....................................................          A                   823,519
MULTIMANAGER TECHNOLOGY....................................................          B                 4,074,296

NATURAL RESOURCES PORTFOLIO................................................       CLASS II               164,124

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO............................    ADVISOR CLASS           1,465,860

PIMCO REAL RETURN PORTFOLIO................................................    ADVISOR CLASS           1,962,893

PIMCO TOTAL RETURN PORTFOLIO...............................................    ADVISOR CLASS           5,901,728

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II.................................       CLASS II               479,937

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II...............................       CLASS II               151,204

TARGET 2015 ALLOCATION.....................................................          B                   204,502

TARGET 2025 ALLOCATION.....................................................          B                   673,347

TARGET 2035 ALLOCATION.....................................................          B                   279,967

TARGET 2045 ALLOCATION.....................................................          B                   149,005

TARGET 2055 ALLOCATION.....................................................          B                    53,888

TEMPLETON DEVELOPING MARKETS VIP FUND......................................       CLASS 2              1,705,202

TEMPLETON GLOBAL BOND VIP FUND.............................................       CLASS 2              2,763,830

TEMPLETON GROWTH VIP FUND..................................................       CLASS 2                329,477

VANECK VIP GLOBAL HARD ASSETS FUND.........................................    CLASS S SHARES            543,418

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO.................. INVESTOR SHARE CLASS         216,466

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
1290 VT CONVERTIBLE SECURITIES........................................  0.00%         B          $ 12.73         1
1290 VT CONVERTIBLE SECURITIES........................................  0.00%         B          $127.30         2
1290 VT CONVERTIBLE SECURITIES........................................  0.60%         B          $126.04         3

1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.00%         B          $ 11.34       174
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.00%         B          $123.19        79
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.60%         B          $119.80         5
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.90%         B          $118.13        --

1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.00%         B          $ 10.21         1
1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.00%         B          $102.13         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.60%         B          $101.73        --

1290 VT EQUITY INCOME.................................................  0.00%         A          $187.61         4
1290 VT EQUITY INCOME.................................................  0.60%         A          $175.92        25
1290 VT EQUITY INCOME.................................................  0.80%         A          $172.16        --
1290 VT EQUITY INCOME.................................................  0.90%         A          $170.32         3
1290 VT EQUITY INCOME.................................................  0.00%         B          $258.51        56
1290 VT EQUITY INCOME.................................................  0.60%         B          $173.85        15

1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         A          $ 14.91        41
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         A          $149.14         3
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         B          $153.41        14
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         B          $191.34        38
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.60%         B          $143.85        36
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.80%         B          $140.78        --
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.90%         B          $139.27         5

1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         A          $ 25.05       188
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         A          $250.51         8
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         B          $287.77        14
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         B          $440.57       279
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.60%         B          $269.84       219
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.80%         B          $264.08         1
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.90%         B          $261.25        19

1290 VT SMARTBETA EQUITY..............................................  0.00%         B          $ 12.61        18
1290 VT SMARTBETA EQUITY..............................................  0.00%         B          $126.07         2
1290 VT SMARTBETA EQUITY..............................................  0.60%         B          $124.83         1

1290 VT SOCIALLY RESPONSIBLE..........................................  0.00%         A          $342.77         1
1290 VT SOCIALLY RESPONSIBLE..........................................  0.00%         B          $214.75         5
1290 VT SOCIALLY RESPONSIBLE..........................................  0.60%         B          $192.26        11
1290 VT SOCIALLY RESPONSIBLE..........................................  0.80%         B          $185.27        --
1290 VT SOCIALLY RESPONSIBLE..........................................  0.90%         B          $181.87        --

ALL ASSET GROWTH-ALT 20...............................................  0.00%         B          $ 12.02        82
ALL ASSET GROWTH-ALT 20...............................................  0.00%         B          $166.45       135
ALL ASSET GROWTH-ALT 20...............................................  0.60%         B          $158.92        33
ALL ASSET GROWTH-ALT 20...............................................  0.80%         B          $156.48        --
ALL ASSET GROWTH-ALT 20...............................................  0.90%         B          $155.27         1

AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.00%      CLASS II      $ 25.00       192
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.00%      CLASS II      $250.02       113

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.60%      CLASS II      $238.72        88
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.80%      CLASS II      $235.05        --
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.90%      CLASS II      $233.24         7

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.00%      CLASS 4       $ 14.67        20
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.00%      CLASS 4       $146.74        31
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.60%      CLASS 4       $142.70        14
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.80%      CLASS 4       $141.37        --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.90%      CLASS 4       $140.71         4

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.00%      CLASS 4       $ 12.87       137
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.00%      CLASS 4       $128.66        58
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.60%      CLASS 4       $125.11        23
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.80%      CLASS 4       $123.95        --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.90%      CLASS 4       $123.37         4

AXA 400 MANAGED VOLATILITY............................................  0.00%         B          $218.79        13
AXA 400 MANAGED VOLATILITY............................................  0.60%         B          $208.90        12
AXA 400 MANAGED VOLATILITY............................................  0.80%         B          $205.69        --
AXA 400 MANAGED VOLATILITY............................................  0.90%         B          $204.10        --

AXA 500 MANAGED VOLATILITY............................................  0.00%         B          $227.98        27
AXA 500 MANAGED VOLATILITY............................................  0.60%         B          $217.68        15
AXA 500 MANAGED VOLATILITY............................................  0.80%         B          $214.33        --
AXA 500 MANAGED VOLATILITY............................................  0.90%         B          $212.68         1

AXA 2000 MANAGED VOLATILITY...........................................  0.00%         B          $203.32        14
AXA 2000 MANAGED VOLATILITY...........................................  0.60%         B          $194.13         8
AXA 2000 MANAGED VOLATILITY...........................................  0.80%         B          $191.15        --
AXA 2000 MANAGED VOLATILITY...........................................  0.90%         B          $189.67         1

AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $ 26.50        54
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $158.95        --
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $263.30       117
AXA AGGRESSIVE ALLOCATION.............................................  0.60%         A          $241.67       123
AXA AGGRESSIVE ALLOCATION.............................................  0.80%         A          $234.83         1
AXA AGGRESSIVE ALLOCATION.............................................  0.90%         A          $231.49         7
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         B          $257.94       314
AXA AGGRESSIVE ALLOCATION.............................................  0.60%         B          $236.75        48

AXA BALANCED STRATEGY.................................................  0.00%         B          $162.81       225

AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $ 15.02       127
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $134.75         5
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $164.85        37
AXA CONSERVATIVE ALLOCATION...........................................  0.60%         A          $151.31        68
AXA CONSERVATIVE ALLOCATION...........................................  0.80%         A          $147.03        --
AXA CONSERVATIVE ALLOCATION...........................................  0.90%         A          $144.93        16
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         B          $161.48        33
AXA CONSERVATIVE ALLOCATION...........................................  0.60%         B          $148.22        13

AXA CONSERVATIVE GROWTH STRATEGY......................................  0.00%         B          $151.58        49

AXA CONSERVATIVE STRATEGY.............................................  0.00%         B          $130.46        20

AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $ 17.75        82
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $142.75        --
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $187.93        35

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.60%          A         $172.49        53
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.80%          A         $167.61         1
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.90%          A         $165.22         3
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%          B         $184.11        66
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.60%          B         $168.98        16

AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $ 28.86        19
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $408.28         1
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $657.37        47
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          B         $352.45        95
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.60%          B         $311.81       230
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.60%          B         $422.75        12
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.80%          B         $299.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.90%          B         $293.20        20

AXA GROWTH STRATEGY...................................................  0.00%          B         $187.88       330

AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.00%          A         $278.29        53
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.60%          A         $198.73         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.00%          B         $180.36       122
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.60%          B         $160.99       143
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.80%          B         $155.62        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.90%          B         $152.31        17

AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.00%          B         $141.09        22
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.60%          B         $134.71         3
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.80%          B         $132.64        --
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.90%          B         $131.61        --

AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $ 19.58        35
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $209.88         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $267.24        63
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          A         $188.59         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          B         $195.36       114
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          B         $188.63         5
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          B         $192.61       203
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.80%          B         $168.57         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.90%          B         $181.62        24

AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          A         $ 31.73         9
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          A         $356.05        13
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.60%          A         $246.69        --
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          B         $229.27        75
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.60%          B         $205.02        42
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.80%          B         $197.49        --
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.90%          B         $193.83         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $ 36.06         9
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $352.93         1
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $464.53        99
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          A         $285.25        11
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          B         $443.36        93
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          B         $224.96        44
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          B         $391.52       414
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.80%          B         $375.55         5
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.90%          B         $367.81        29

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $ 28.01        10
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $236.52         1
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $241.09        95
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $319.21       211
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          A         $219.00        12
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          A         $250.03       629
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.80%          A         $208.03        15
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.90%          A         $235.77       105
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          B         $237.97        87
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          B         $211.94         6
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          B         $246.79       466
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.90%          B         $232.71        --

AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $ 35.00        21
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $310.93         1
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $401.95        27
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $431.81       111
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $297.02         5
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $344.80        25
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $354.95       343
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.80%          A         $340.47         3
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.90%          A         $333.46        27
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          B         $400.24        36

AXA MODERATE ALLOCATION...............................................  0.00%          A         $ 19.18       288
AXA MODERATE ALLOCATION...............................................  0.00%          A         $144.36         4
AXA MODERATE ALLOCATION...............................................  0.00%          A         $413.27       197
AXA MODERATE ALLOCATION...............................................  0.60%          A         $879.85       679
AXA MODERATE ALLOCATION...............................................  0.80%          A         $282.37        10
AXA MODERATE ALLOCATION...............................................  0.90%          A         $355.99       143
AXA MODERATE ALLOCATION...............................................  0.00%          B         $203.48       470
AXA MODERATE ALLOCATION...............................................  0.60%          B         $185.78       320

AXA MODERATE GROWTH STRATEGY..........................................  0.00%          B         $175.04       626

AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $ 22.63       384
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $153.24         3
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $238.76       400
AXA MODERATE-PLUS ALLOCATION..........................................  0.60%          A         $219.14       343
AXA MODERATE-PLUS ALLOCATION..........................................  0.80%          A         $212.94         3
AXA MODERATE-PLUS ALLOCATION..........................................  0.90%          A         $209.91        43
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          B         $233.89       989
AXA MODERATE-PLUS ALLOCATION..........................................  0.60%          B         $214.67       169

AXA/AB SMALL CAP GROWTH...............................................  0.00%          A         $ 42.01        81
AXA/AB SMALL CAP GROWTH...............................................  0.00%          A         $552.43        68
AXA/AB SMALL CAP GROWTH...............................................  0.60%          A         $487.82       186
AXA/AB SMALL CAP GROWTH...............................................  0.80%          A         $467.92         3
AXA/AB SMALL CAP GROWTH...............................................  0.90%          A         $458.28        20
AXA/AB SMALL CAP GROWTH...............................................  0.00%          B         $453.45        32
AXA/AB SMALL CAP GROWTH...............................................  0.60%          B         $361.51       157

AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $ 35.61        79
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $335.16        --
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $472.51        20

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          B         $270.36       129
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.60%          B         $234.62       135
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.80%          B         $233.33         1
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.90%          B         $229.06        11

AXA/JANUS ENTERPRISE..................................................  0.00%          A         $201.67        39
AXA/JANUS ENTERPRISE..................................................  0.60%          A         $189.10        64
AXA/JANUS ENTERPRISE..................................................  0.80%          A         $185.07         1
AXA/JANUS ENTERPRISE..................................................  0.90%          A         $183.08         5
AXA/JANUS ENTERPRISE..................................................  0.00%          B         $ 11.55         2
AXA/JANUS ENTERPRISE..................................................  0.00%          B         $291.87        68
AXA/JANUS ENTERPRISE..................................................  0.60%          B         $186.88        29

AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          A         $ 26.61        36
AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          A         $283.70         9
AXA/LOOMIS SAYLES GROWTH..............................................  0.60%          A         $266.02        42
AXA/LOOMIS SAYLES GROWTH..............................................  0.80%          A         $260.35        --
AXA/LOOMIS SAYLES GROWTH..............................................  0.90%          A         $257.56         3
AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          B         $346.43        56
AXA/LOOMIS SAYLES GROWTH..............................................  0.60%          B         $262.96        19

BLACKROCK GLOBAL ALLOCATION V.I. FUND.................................  0.00%      CLASS III     $ 15.41       184
BLACKROCK GLOBAL ALLOCATION V.I. FUND.................................  0.00%      CLASS III     $154.14         9

CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          A         $ 14.73        40
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          A         $239.78        71
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.60%          A         $397.55        88
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.80%          A         $156.52         3
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.90%          A         $232.36        18
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          B         $145.05        44
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.60%          B         $111.96        82

CHARTER/SM/ SMALL CAP GROWTH..........................................  0.00%          B         $165.26         1
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.00%          B         $242.33        40
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.60%          B         $155.02        20
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.80%          B         $151.74        --
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.90%          B         $150.12         1

CHARTER/SM/ SMALL CAP VALUE...........................................  0.00%          A         $336.73        38
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          A         $309.09         5
CHARTER/SM/ SMALL CAP VALUE...........................................  0.00%          B         $353.23        18
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          B         $308.24         2
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          B         $316.58        29
CHARTER/SM/ SMALL CAP VALUE...........................................  0.80%          B         $304.79        --
CHARTER/SM/ SMALL CAP VALUE...........................................  0.90%          B         $298.52        --
CHARTER/SM/ SMALL CAP VALUE...........................................  0.90%          B         $299.20         2

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO................................  0.00%      CLASS II      $ 12.69        25

EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $ 30.03       151
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $280.57         3
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $391.76        88
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          A         $359.60         5
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          B         $515.61       118
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          B         $297.76        23
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          B         $455.32       205
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.80%          B         $436.76         2
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.90%          B         $427.76        21

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $   37.68       26
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $  326.40        2
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $  443.41       32
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.60%          A        $  277.95        2
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          B        $  336.81       40
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.60%          B        $  301.62      288
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.80%          B        $  290.68        3
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.90%          B        $  285.37       27

EQ/COMMON STOCK INDEX.................................................  0.00%          A        $   34.88      199
EQ/COMMON STOCK INDEX.................................................  0.00%          A        $  719.43      314
EQ/COMMON STOCK INDEX.................................................  0.60%          A        $1,804.61      634
EQ/COMMON STOCK INDEX.................................................  0.80%          A        $  431.60       30
EQ/COMMON STOCK INDEX.................................................  0.90%          A        $  732.21      143
EQ/COMMON STOCK INDEX.................................................  0.00%          B        $  224.67      285
EQ/COMMON STOCK INDEX.................................................  0.60%          B        $  242.06      666

EQ/CORE BOND INDEX....................................................  0.00%          A        $  137.33      112
EQ/CORE BOND INDEX....................................................  0.00%          A        $  143.53        5
EQ/CORE BOND INDEX....................................................  0.60%          A        $  133.70        3
EQ/CORE BOND INDEX....................................................  0.60%          A        $  159.83       54
EQ/CORE BOND INDEX....................................................  0.80%          A        $  126.15       --
EQ/CORE BOND INDEX....................................................  0.90%          A        $  124.13        8
EQ/CORE BOND INDEX....................................................  0.00%          B        $  142.69       99
EQ/CORE BOND INDEX....................................................  0.60%          B        $  156.18       11
EQ/CORE BOND INDEX....................................................  0.60%          B        $  158.89       62

EQ/EQUITY 500 INDEX...................................................  0.00%          A        $   34.03      613
EQ/EQUITY 500 INDEX...................................................  0.00%          A        $  818.32      280
EQ/EQUITY 500 INDEX...................................................  0.60%          A        $  716.43      419
EQ/EQUITY 500 INDEX...................................................  0.80%          A        $  480.97        8
EQ/EQUITY 500 INDEX...................................................  0.90%          A        $  666.65       73
EQ/EQUITY 500 INDEX...................................................  0.00%          B        $  247.66      668
EQ/EQUITY 500 INDEX...................................................  0.60%          B        $  228.79      469

EQ/GLOBAL BOND PLUS...................................................  0.00%          A        $   12.64       42
EQ/GLOBAL BOND PLUS...................................................  0.00%          A        $  144.55       19
EQ/GLOBAL BOND PLUS...................................................  0.60%          A        $  126.93       29
EQ/GLOBAL BOND PLUS...................................................  0.80%          A        $  124.23       --
EQ/GLOBAL BOND PLUS...................................................  0.90%          A        $  122.90        9
EQ/GLOBAL BOND PLUS...................................................  0.00%          B        $  137.76       49
EQ/GLOBAL BOND PLUS...................................................  0.60%          B        $  125.44       19

EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          A        $   11.30       80
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          A        $  235.74      208
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.60%          A        $  251.17       67
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.80%          A        $  176.97        1
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.90%          A        $  199.94       14
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          B        $  124.24        4
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          B        $  169.28       31
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.60%          B        $  151.29       88

EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          A        $   20.30      270
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          A        $  235.12      275
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.60%          A        $  205.04      891

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.80%          A         $165.97         8
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.90%          A         $191.42        85
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          B         $160.52       174
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.60%          B         $152.28       235
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.90%          B         $140.92        --

EQ/INVESCO COMSTOCK...................................................  0.00%          A         $ 13.45        18
EQ/INVESCO COMSTOCK...................................................  0.00%          A         $193.24        41
EQ/INVESCO COMSTOCK...................................................  0.60%          A         $181.19        29
EQ/INVESCO COMSTOCK...................................................  0.80%          A         $177.33        --
EQ/INVESCO COMSTOCK...................................................  0.90%          A         $175.43         6
EQ/INVESCO COMSTOCK...................................................  0.00%          B         $245.99        52
EQ/INVESCO COMSTOCK...................................................  0.60%          B         $178.98        14

EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $ 36.42        33
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $318.05        --
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $414.32         8
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          B         $386.87        40
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.60%          B         $239.76         8
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.60%          B         $341.63        69
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.80%          B         $327.70         1
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.90%          B         $320.95        13

EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $ 42.13        43
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $376.20         2
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $452.25        40
EQ/LARGE CAP GROWTH INDEX.............................................  0.60%          A         $299.34         1
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          B         $225.05       133
EQ/LARGE CAP GROWTH INDEX.............................................  0.60%          B         $201.25       515
EQ/LARGE CAP GROWTH INDEX.............................................  0.80%          B         $193.86         5
EQ/LARGE CAP GROWTH INDEX.............................................  0.90%          B         $190.27        27

EQ/LARGE CAP VALUE INDEX..............................................  0.00%          A         $119.30        40
EQ/LARGE CAP VALUE INDEX..............................................  0.60%          A         $111.86        48
EQ/LARGE CAP VALUE INDEX..............................................  0.80%          A         $109.47        --
EQ/LARGE CAP VALUE INDEX..............................................  0.90%          A         $108.30        34
EQ/LARGE CAP VALUE INDEX..............................................  0.00%          B         $137.42        91
EQ/LARGE CAP VALUE INDEX..............................................  0.60%          B         $110.56        24

EQ/MFS INTERNATIONAL GROWTH...........................................  0.00%          B         $155.69        71
EQ/MFS INTERNATIONAL GROWTH...........................................  0.00%          B         $248.46        89
EQ/MFS INTERNATIONAL GROWTH...........................................  0.60%          B         $145.99       103
EQ/MFS INTERNATIONAL GROWTH...........................................  0.80%          B         $142.88        --
EQ/MFS INTERNATIONAL GROWTH...........................................  0.90%          B         $141.35        20

EQ/MID CAP INDEX......................................................  0.00%          A         $ 39.99        86
EQ/MID CAP INDEX......................................................  0.00%          A         $309.16         9
EQ/MID CAP INDEX......................................................  0.00%          A         $457.47        70
EQ/MID CAP INDEX......................................................  0.60%          A         $311.82         3
EQ/MID CAP INDEX......................................................  0.00%          B         $292.20       159
EQ/MID CAP INDEX......................................................  0.60%          B         $263.27       255
EQ/MID CAP INDEX......................................................  0.80%          B         $254.23         1
EQ/MID CAP INDEX......................................................  0.90%          B         $249.83        17

EQ/MONEY MARKET.......................................................  0.00%          A         $ 10.04        91
EQ/MONEY MARKET.......................................................  0.00%          A         $ 10.08       865

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/MONEY MARKET.......................................................  0.00%          A         $172.76       163
EQ/MONEY MARKET.......................................................  0.60%          A         $240.98       245
EQ/MONEY MARKET.......................................................  0.80%          A         $135.01         2
EQ/MONEY MARKET.......................................................  0.90%          A         $148.82        23
EQ/MONEY MARKET.......................................................  0.00%          B         $132.02       236
EQ/MONEY MARKET.......................................................  0.60%          B         $123.43       182

EQ/PIMCO ULTRA SHORT BOND.............................................  0.00%          A         $120.08        54
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          A         $102.51         5
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          A         $112.60        69
EQ/PIMCO ULTRA SHORT BOND.............................................  0.80%          A         $110.20        --
EQ/PIMCO ULTRA SHORT BOND.............................................  0.90%          A         $109.02        10
EQ/PIMCO ULTRA SHORT BOND.............................................  0.00%          B         $123.07       102
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          B         $112.00        44

EQ/QUALITY BOND PLUS..................................................  0.00%          A         $ 12.44        60
EQ/QUALITY BOND PLUS..................................................  0.00%          A         $257.00        28
EQ/QUALITY BOND PLUS..................................................  0.60%          A         $209.52        77
EQ/QUALITY BOND PLUS..................................................  0.80%          A         $189.76         1
EQ/QUALITY BOND PLUS..................................................  0.90%          A         $194.72         7
EQ/QUALITY BOND PLUS..................................................  0.00%          B         $173.41        39
EQ/QUALITY BOND PLUS..................................................  0.60%          B         $154.75        83

EQ/SMALL COMPANY INDEX................................................  0.00%          A         $ 34.81        94
EQ/SMALL COMPANY INDEX................................................  0.00%          A         $206.69         2
EQ/SMALL COMPANY INDEX................................................  0.00%          A         $516.30        54
EQ/SMALL COMPANY INDEX................................................  0.60%          A         $324.09         5
EQ/SMALL COMPANY INDEX................................................  0.60%          A         $418.05        50
EQ/SMALL COMPANY INDEX................................................  0.80%          A         $403.57        --
EQ/SMALL COMPANY INDEX................................................  0.90%          A         $397.65         6
EQ/SMALL COMPANY INDEX................................................  0.00%          B         $374.84        93
EQ/SMALL COMPANY INDEX................................................  0.60%          B         $363.85        --
EQ/SMALL COMPANY INDEX................................................  0.60%          B         $368.57        27
EQ/SMALL COMPANY INDEX................................................  0.90%          B         $347.55        --

EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $ 44.13       228
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $254.07        --
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $254.60        --
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.60%          A         $238.50         1
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          B         $250.88        32
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          B         $298.21       132
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.60%          B         $235.50       215
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.80%          B         $230.57         1
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.90%          B         $228.14        14

EQ/UBS GROWTH & INCOME................................................  0.00%          B         $193.03         1
EQ/UBS GROWTH & INCOME................................................  0.00%          B         $277.48        25
EQ/UBS GROWTH & INCOME................................................  0.60%          B         $181.00        47
EQ/UBS GROWTH & INCOME................................................  0.80%          B         $177.14        --
EQ/UBS GROWTH & INCOME................................................  0.90%          B         $175.24         3

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $ 26.28        10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $271.75         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $ 35.05       153
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $231.82       105

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $439.67        22
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.60%   SERVICE CLASS 2  $221.34       288
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.80%   SERVICE CLASS 2  $217.94        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.90%   SERVICE CLASS 2  $216.26         5

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $ 30.89        46
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $328.36         1

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $ 10.07        95
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $100.74         1

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $ 33.55        50
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $242.37        21
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $329.27         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.60%   SERVICE CLASS 2  $231.41        12
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.90%   SERVICE CLASS 2  $226.10         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.................................  0.00%   SERVICE CLASS 2  $ 25.28        69
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.................................  0.00%   SERVICE CLASS 2  $263.02         9

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $ 16.20       546
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $177.96        42

FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $ 36.51       125
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $221.31        63
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $581.78         7
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.60%   SERVICE CLASS 2  $211.30        40
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.80%   SERVICE CLASS 2  $208.05        --
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.90%   SERVICE CLASS 2  $206.45         3

FIDELITY(R) VIP VALUE PORTFOLIO.......................................  0.00%   SERVICE CLASS 2  $ 37.92        14
FIDELITY(R) VIP VALUE PORTFOLIO.......................................  0.00%   SERVICE CLASS 2  $343.12         1

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO............................  0.00%   SERVICE CLASS 2  $ 41.90         5
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO............................  0.00%   SERVICE CLASS 2  $429.63         1

FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.00%       CLASS 2      $ 19.12        48
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.00%       CLASS 2      $191.25        35
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.60%       CLASS 2      $182.60        17
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.80%       CLASS 2      $179.80        --
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.90%       CLASS 2      $178.41         1

FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.00%       CLASS 2      $244.66       134
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.60%       CLASS 2      $233.61       104
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.80%       CLASS 2      $230.02        --
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.90%       CLASS 2      $228.24         6

FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.00%       CLASS 2      $ 22.25       159
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.00%       CLASS 2      $222.45        19
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.60%       CLASS 2      $212.40        19
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.80%       CLASS 2      $209.13        --
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.90%       CLASS 2      $207.52         2

FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.00%       CLASS 2      $138.97       166
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.60%       CLASS 2      $132.68        75
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.80%       CLASS 2      $130.64        --
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.90%       CLASS 2      $129.64        12

GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.00%   SERVICE SHARES   $204.29        34
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.60%   SERVICE SHARES   $195.05        13

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.80%   SERVICE SHARES   $192.05        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.90%   SERVICE SHARES   $190.57        17

INVESCO V.I. DIVERSIFIED DIVIDEND FUND................................  0.00%     SERIES II      $ 20.31       559
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................................  0.00%     SERIES II      $203.12        15
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.00%     SERIES II      $ 17.57       196
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.00%     SERIES II      $175.68       139
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.60%     SERIES II      $167.74        52
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.80%     SERIES II      $165.16        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.90%     SERIES II      $163.89         8

INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.00%     SERIES II      $ 16.69       322
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.00%     SERIES II      $166.91       134
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.60%     SERIES II      $159.36        63
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.80%     SERIES II      $156.91        --
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.90%     SERIES II      $155.70         6

INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.00%     SERIES II      $ 18.07        17
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.00%     SERIES II      $180.71        11
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.60%     SERIES II      $172.54         9
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.80%     SERIES II      $169.89        --
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.90%     SERIES II      $168.58        --

INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.00%     SERIES II      $ 20.67        11
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.00%     SERIES II      $206.72        19
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.60%     SERIES II      $197.38         9
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.80%     SERIES II      $194.34        --
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.90%     SERIES II      $192.84        --

IVY VIP DIVIDEND OPPORTUNITIES........................................  0.00%      CLASS II      $ 19.89        28
IVY VIP DIVIDEND OPPORTUNITIES........................................  0.00%      CLASS II      $198.93         2

IVY VIP ENERGY........................................................  0.00%      CLASS II      $ 11.03       106
IVY VIP ENERGY........................................................  0.00%      CLASS II      $110.34        79
IVY VIP ENERGY........................................................  0.60%      CLASS II      $105.34        46
IVY VIP ENERGY........................................................  0.80%      CLASS II      $103.72        --
IVY VIP ENERGY........................................................  0.90%      CLASS II      $102.92         1

IVY VIP HIGH INCOME...................................................  0.00%      CLASS II      $ 12.23       318
IVY VIP HIGH INCOME...................................................  0.00%      CLASS II      $122.25       166
IVY VIP HIGH INCOME...................................................  0.60%      CLASS II      $118.88        69
IVY VIP HIGH INCOME...................................................  0.80%      CLASS II      $117.78        --
IVY VIP HIGH INCOME...................................................  0.90%      CLASS II      $117.23         3

IVY VIP MID CAP GROWTH................................................  0.00%      CLASS II      $ 23.25       138
IVY VIP MID CAP GROWTH................................................  0.00%      CLASS II      $232.50        78
IVY VIP MID CAP GROWTH................................................  0.60%      CLASS II      $221.99        45
IVY VIP MID CAP GROWTH................................................  0.80%      CLASS II      $218.58        --
IVY VIP MID CAP GROWTH................................................  0.90%      CLASS II      $216.89         3

IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $ 26.72        70
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $178.23        93
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $267.25         9
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.60%      CLASS II      $173.32        51
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.80%      CLASS II      $171.71        --
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.90%      CLASS II      $170.91         6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------

IVY VIP SMALL CAP GROWTH..............................................  0.00%      CLASS II     $   20.07       21
IVY VIP SMALL CAP GROWTH..............................................  0.00%      CLASS II     $  200.67       36
IVY VIP SMALL CAP GROWTH..............................................  0.60%      CLASS II     $  191.60       22
IVY VIP SMALL CAP GROWTH..............................................  0.80%      CLASS II     $  188.65       --
IVY VIP SMALL CAP GROWTH..............................................  0.90%      CLASS II     $  187.20        2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.00%   SERVICE SHARES  $   13.26      404
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.00%   SERVICE SHARES  $  132.60      313
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.60%   SERVICE SHARES  $  126.61      148
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.80%   SERVICE SHARES  $  124.66       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.90%   SERVICE SHARES  $  123.70       10

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.00%   SERVICE CLASS   $   21.99      431
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.00%   SERVICE CLASS   $  219.90      277
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.60%   SERVICE CLASS   $  209.96      163
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.80%   SERVICE CLASS   $  206.74       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.90%   SERVICE CLASS   $  205.14       18

MFS(R) INVESTORS TRUST SERIES.........................................  0.00%   SERVICE CLASS   $  231.41       10
MFS(R) INVESTORS TRUST SERIES.........................................  0.60%   SERVICE CLASS   $  220.95        8
MFS(R) INVESTORS TRUST SERIES.........................................  0.80%   SERVICE CLASS   $  217.55       --
MFS(R) INVESTORS TRUST SERIES.........................................  0.90%   SERVICE CLASS   $  215.88       --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.00%   SERVICE CLASS   $  241.81       12
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.60%   SERVICE CLASS   $  230.88        8
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.80%   SERVICE CLASS   $  227.33       --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.90%   SERVICE CLASS   $  225.58       --

MFS(R) UTILITIES SERIES...............................................  0.00%   SERVICE CLASS   $   19.71       93
MFS(R) UTILITIES SERIES...............................................  0.00%   SERVICE CLASS   $  197.13        2

MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $   37.55       15
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $  212.48       --
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $  390.83      137
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         A         $  292.33        4
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         A         $1,484.72      228
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.80%         A         $  215.77       14
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.90%         A         $  385.02       68
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         B         $  199.05       60
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         B         $  178.69      115

MULTIMANAGER CORE BOND................................................  0.00%         A         $   14.33       74
MULTIMANAGER CORE BOND................................................  0.00%         A         $  169.15       --
MULTIMANAGER CORE BOND................................................  0.00%         A         $  179.01      100
MULTIMANAGER CORE BOND................................................  0.60%         A         $  171.47        6
MULTIMANAGER CORE BOND................................................  0.00%         B         $  184.52      107
MULTIMANAGER CORE BOND................................................  0.60%         B         $  167.59      133
MULTIMANAGER CORE BOND................................................  0.80%         B         $  162.28       --
MULTIMANAGER CORE BOND................................................  0.90%         B         $  159.68       16

MULTIMANAGER MID CAP GROWTH...........................................  0.00%         A         $  485.17       26
MULTIMANAGER MID CAP GROWTH...........................................  0.60%         A         $  269.36        1
MULTIMANAGER MID CAP GROWTH...........................................  0.00%         B         $  428.45       12
MULTIMANAGER MID CAP GROWTH...........................................  0.60%         B         $  251.22       42
MULTIMANAGER MID CAP GROWTH...........................................  0.80%         B         $  380.79       --
MULTIMANAGER MID CAP GROWTH...........................................  0.90%         B         $  239.36        6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $ 34.37        13
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $302.36        --
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $459.32        21
MULTIMANAGER MID CAP VALUE............................................  0.60%          A         $277.00         1
MULTIMANAGER MID CAP VALUE............................................  0.00%          B         $300.80        18
MULTIMANAGER MID CAP VALUE............................................  0.60%          B         $273.20        84
MULTIMANAGER MID CAP VALUE............................................  0.80%          B         $264.53        --
MULTIMANAGER MID CAP VALUE............................................  0.90%          B         $260.30         9

MULTIMANAGER TECHNOLOGY...............................................  0.00%          A         $ 50.60        10
MULTIMANAGER TECHNOLOGY...............................................  0.00%          A         $707.20        29
MULTIMANAGER TECHNOLOGY...............................................  0.60%          A         $359.27         3
MULTIMANAGER TECHNOLOGY...............................................  0.00%          B         $574.94        45
MULTIMANAGER TECHNOLOGY...............................................  0.60%          B         $321.88       235
MULTIMANAGER TECHNOLOGY...............................................  0.80%          B         $511.00         1
MULTIMANAGER TECHNOLOGY...............................................  0.90%          B         $306.69        11

NATURAL RESOURCES PORTFOLIO...........................................  0.00%      CLASS II      $ 15.75        65
NATURAL RESOURCES PORTFOLIO...........................................  0.00%      CLASS II      $ 61.23        53

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.00%    ADVISOR CLASS   $ 72.91       110
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.60%    ADVISOR CLASS   $ 69.61        29
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.80%    ADVISOR CLASS   $ 68.54        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.90%    ADVISOR CLASS   $ 68.01         8

PIMCO REAL RETURN PORTFOLIO...........................................  0.00%    ADVISOR CLASS   $ 12.59        93
PIMCO REAL RETURN PORTFOLIO...........................................  0.00%    ADVISOR CLASS   $125.92       132
PIMCO REAL RETURN PORTFOLIO...........................................  0.60%    ADVISOR CLASS   $120.23        50
PIMCO REAL RETURN PORTFOLIO...........................................  0.80%    ADVISOR CLASS   $118.38        --
PIMCO REAL RETURN PORTFOLIO...........................................  0.90%    ADVISOR CLASS   $117.46         5

PIMCO TOTAL RETURN PORTFOLIO..........................................  0.00%    ADVISOR CLASS   $ 13.06       293
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.00%    ADVISOR CLASS   $130.56       275
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.60%    ADVISOR CLASS   $124.66       170
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.80%    ADVISOR CLASS   $122.74         1
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.90%    ADVISOR CLASS   $121.79        29

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.00%      CLASS II      $210.29        40
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.60%      CLASS II      $200.78        25
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.80%      CLASS II      $197.70        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.90%      CLASS II      $196.17         3

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II..........................  0.00%      CLASS II      $ 38.89       101
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II..........................  0.00%      CLASS II      $388.91         6

TARGET 2015 ALLOCATION................................................  0.00%          B         $ 20.05        25
TARGET 2015 ALLOCATION................................................  0.00%          B         $157.65         9

TARGET 2025 ALLOCATION................................................  0.00%          B         $ 23.16        77
TARGET 2025 ALLOCATION................................................  0.00%          B         $116.76         4
TARGET 2025 ALLOCATION................................................  0.00%          B         $172.30        18
TARGET 2025 ALLOCATION................................................  0.60%          B         $114.90        20
TARGET 2025 ALLOCATION................................................  0.80%          B         $114.28        --

TARGET 2035 ALLOCATION................................................  0.00%          B         $ 25.20        36
TARGET 2035 ALLOCATION................................................  0.00%          B         $119.39         3
TARGET 2035 ALLOCATION................................................  0.00%          B         $180.49         7
TARGET 2035 ALLOCATION................................................  0.60%          B         $117.49         6
TARGET 2035 ALLOCATION................................................  0.80%          B         $116.86        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                                                                   UNITS
                                                                       CONTRACT                                 OUTSTANDING
                                                                       CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                                                       -------- -------------------- ---------- -----------
TARGET 2045 ALLOCATION................................................  0.00%            B            $ 27.03        19
TARGET 2045 ALLOCATION................................................  0.00%            B            $121.38         5
TARGET 2045 ALLOCATION................................................  0.00%            B            $185.61         3
TARGET 2045 ALLOCATION................................................  0.60%            B            $119.45         1

TARGET 2055 ALLOCATION................................................  0.00%            B            $ 12.51         3
TARGET 2055 ALLOCATION................................................  0.00%            B            $125.09         4
TARGET 2055 ALLOCATION................................................  0.60%            B            $123.10         1

TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.00%         CLASS 2         $130.20        87
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.60%         CLASS 2         $124.31        48
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.80%         CLASS 2         $122.40        --
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.90%         CLASS 2         $121.46         2

TEMPLETON GLOBAL BOND VIP FUND........................................  0.00%         CLASS 2         $ 12.46       240
TEMPLETON GLOBAL BOND VIP FUND........................................  0.00%         CLASS 2         $124.64       237
TEMPLETON GLOBAL BOND VIP FUND........................................  0.60%         CLASS 2         $119.01        99
TEMPLETON GLOBAL BOND VIP FUND........................................  0.80%         CLASS 2         $117.18        --
TEMPLETON GLOBAL BOND VIP FUND........................................  0.90%         CLASS 2         $116.28        10

TEMPLETON GROWTH VIP FUND.............................................  0.00%         CLASS 2         $181.56        18
TEMPLETON GROWTH VIP FUND.............................................  0.60%         CLASS 2         $173.35        10
TEMPLETON GROWTH VIP FUND.............................................  0.80%         CLASS 2         $170.68        --
TEMPLETON GROWTH VIP FUND.............................................  0.90%         CLASS 2         $169.37         2

VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.00%      CLASS S SHARES     $ 83.53       101
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.60%      CLASS S SHARES     $ 79.75        49
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.80%      CLASS S SHARES     $ 78.53        --
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.90%      CLASS S SHARES     $ 77.92         1

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO.............  0.60%   INVESTOR SHARE CLASS  $285.63        31

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                           1290 VT      1290 VT
                                               1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                             CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                             SECURITIES* ALLOCATION*   BOND*(A)       INCOME*     ACQUISITIONS*    VALUE*
                                             ----------- ----------- ------------- -------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............  $ 14,649    $ 67,136      $ 3,343      $  354,309     $ 26,483     $ 1,124,293
 Expenses:
   Asset-based charges......................       465       3,713           18          42,234       36,031         375,759
                                              --------    --------      -------      ----------     --------     -----------

NET INVESTMENT INCOME (LOSS)................    14,184      63,423        3,325         312,075       (9,548)        748,534
                                              --------    --------      -------      ----------     --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..     3,461      26,574          (43)         28,473       45,172       7,579,760
   Net realized gain distribution from the
    Portfolios..............................    12,260     585,665          184       1,575,307      847,806      13,415,189
                                              --------    --------      -------      ----------     --------     -----------
 Net realized gain (loss)...................    15,721     612,239          141       1,603,780      892,978      20,994,949
                                              --------    --------      -------      ----------     --------     -----------

 Net change in unrealized appreciation
   (depreciation) of investments............   (19,816)    314,599       (2,459)      1,166,705        3,765       5,308,912
                                              --------    --------      -------      ----------     --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................    (4,095)    926,838       (2,318)      2,770,485      896,743      26,303,861
                                              --------    --------      -------      ----------     --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................  $ 10,089    $990,261      $ 1,007      $3,082,560     $887,195     $27,052,395
                                              ========    ========      =======      ==========     ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 19, 2017.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                 AMERICAN FUNDS
                                                                                                   INSURANCE
                                                                                                SERIES(R) GLOBAL AMERICAN FUNDS
                                        1290 VT                                     AMERICAN         SMALL         INSURANCE
                                       SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID  CAPITALIZATION  SERIES(R) NEW
                                        EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND     FUND/SM/     WORLD FUND(R)
                                       --------- ---------------- -------------- -------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......  $ 7,249      $ 33,953       $  404,437     $  743,807      $   20,930      $   89,287
 Expenses:
   Asset-based charges................      586        11,324           34,214        139,567           9,807          16,911
                                        -------      --------       ----------     ----------      ----------      ----------

NET INVESTMENT INCOME (LOSS)..........    6,663        22,629          370,223        604,240          11,123          72,376
                                        -------      --------       ----------     ----------      ----------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.......................    5,943       100,782          265,836      1,669,072        (177,465)         41,899
   Net realized gain distribution
    from the Portfolios...............   16,594       500,420          569,039      1,044,837              --              --
                                        -------      --------       ----------     ----------      ----------      ----------
 Net realized gain (loss).............   22,537       601,202          834,875      2,713,909        (177,465)         41,899
                                        -------      --------       ----------     ----------      ----------      ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments........................   44,110       (28,706)       2,422,878      2,309,587       1,384,139       2,374,832
                                        -------      --------       ----------     ----------      ----------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS................   66,647       572,496        3,257,753      5,023,496       1,206,674       2,416,731
                                        -------      --------       ----------     ----------      ----------      ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.....  $73,310      $595,125       $3,627,976     $5,627,736      $1,217,797      $2,489,107
                                        =======      ========       ==========     ==========      ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                 AXA 400     AXA 500    AXA 2000                                   AXA
                                                 MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                               VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                               ----------- ----------- ----------- -------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $ 39,081   $   98,341   $ 29,550    $ 2,204,554    $  453,939   $  324,481
 Expenses:
   Asset-based charges........................    14,290       20,023      9,199        245,512            --      101,268
                                                --------   ----------   --------    -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)..................    24,791       78,318     20,351      1,959,042       453,939      223,213
                                                --------   ----------   --------    -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....   121,659      203,952     97,424      2,713,793       274,016      (78,118)
   Net realized gain distribution from the
    Portfolios................................   404,212      182,464    230,077      4,950,122       337,871      717,996
                                                --------   ----------   --------    -----------    ----------   ----------
 Net realized gain (loss).....................   525,871      386,416    327,501      7,663,915       611,887      639,878
                                                --------   ----------   --------    -----------    ----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments..............   136,239    1,023,722    146,767     15,671,433     1,889,026      510,514
                                                --------   ----------   --------    -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................   662,110    1,410,138    474,268     23,335,348     2,500,913    1,150,392
                                                --------   ----------   --------    -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $686,901   $1,488,456   $494,619    $25,294,390    $2,954,852   $1,373,605
                                                ========   ==========   ========    ===========    ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                  AXA                        AXA      AXA GLOBAL                  AXA
                                              CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY               INTERNATIONAL
                                                 GROWTH    CONSERVATIVE     PLUS        MANAGED   AXA GROWTH CORE MANAGED
                                               STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY* STRATEGY*   VOLATILITY*
                                              ------------ ------------ ------------- ----------- ---------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............   $ 88,733     $ 27,652    $  384,505   $ 1,509,217 $  882,830  $   983,025
 Expenses:
   Asset-based charges.......................         --           --        75,419       493,980         --      158,849
                                                --------     --------    ----------   ----------- ----------  -----------

NET INVESTMENT INCOME (LOSS).................     88,733       27,652       309,086     1,015,237    882,830      824,176
                                                --------     --------    ----------   ----------- ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...     96,132       30,985       157,312     4,468,932    460,417      786,097
   Net realized gain distribution from the
    Portfolios...............................     70,854       29,301     1,026,180            --    510,784           --
                                                --------     --------    ----------   ----------- ----------  -----------
 Net realized gain (loss)....................    166,986       60,286     1,183,492     4,468,932    971,201      786,097
                                                --------     --------    ----------   ----------- ----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    270,462       25,697     1,119,606    26,555,167  5,354,237   12,137,220
                                                --------     --------    ----------   ----------- ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................    437,448       85,983     2,303,098    31,024,099  6,325,438   12,923,317
                                                --------     --------    ----------   ----------- ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................   $526,181     $113,635    $2,612,184   $32,039,336 $7,208,268  $13,747,493
                                                ========     ========    ==========   =========== ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 65,269     $ 1,542,057   $  294,143    $ 1,247,561   $ 6,073,780   $ 2,195,701
 Expenses:
   Asset-based charges...................      2,439         271,759       53,181      1,080,895     1,841,285       865,186
                                            --------     -----------   ----------    -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS).............     62,830       1,270,298      240,962        166,666     4,232,495     1,330,515
                                            --------     -----------   ----------    -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      7,608         869,487    1,142,300     12,799,983     7,411,354    10,978,136
   Net realized gain distribution from
    the Portfolios.......................     28,457              --    1,923,077     20,643,080            --    13,279,247
                                            --------     -----------   ----------    -----------   -----------   -----------
 Net realized gain (loss)................     36,065         869,487    3,065,377     33,443,063     7,411,354    24,257,383
                                            --------     -----------   ----------    -----------   -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    503,911      14,475,642    2,433,165     30,503,643    38,606,026    (1,880,050)
                                            --------     -----------   ----------    -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    539,976      15,345,129    5,498,542     63,946,706    46,017,380    22,377,333
                                            --------     -----------   ----------    -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $602,806     $16,615,427   $5,739,504    $64,113,372   $50,249,875   $23,707,848
                                            ========     ===========   ==========    ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                       AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE
                                          AXA MODERATE    GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS
                                          ALLOCATION*   STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*
                                          ------------ ------------ ------------- ------------ --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $10,888,386  $ 1,470,661   $ 6,070,496  $   538,826    $    56,825   $        --
 Expenses:
   Asset-based charges...................   4,468,208           --       744,206      933,520        199,413       103,805
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS).............   6,420,178    1,470,661     5,326,290     (394,694)      (142,588)     (103,805)
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   3,951,345    1,840,511     5,331,939    5,067,670       (317,133)      439,705
   Net realized gain distribution from
    the Portfolios.......................  29,598,549    1,234,054    19,152,820   17,531,392      9,445,893     4,545,028
                                          -----------  -----------   -----------  -----------    -----------   -----------
 Net realized gain (loss)................  33,549,894    3,074,565    24,484,759   22,599,062      9,128,760     4,984,733
                                          -----------  -----------   -----------  -----------    -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  48,787,704    7,055,940    30,250,450   18,348,882      7,953,886     5,224,000
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  82,337,598   10,130,505    54,735,209   40,947,944     17,082,646    10,208,733
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $88,757,776  $11,601,166   $60,061,499  $40,553,250    $16,940,058   $10,104,928
                                          ===========  ===========   ===========  ===========    ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                            BLACKROCK
                                             AXA/LOOMIS      GLOBAL      CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  CLEARBRIDGE
                                               SAYLES    ALLOCATION V.I. MULTI-SECTOR SMALL CAP   SMALL CAP   VARIABLE MID
                                              GROWTH*         FUND          BOND*      GROWTH*      VALUE*    CAP PORTFOLIO
                                             ----------  --------------- ------------ ----------  ----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............ $   62,002     $ 54,567     $ 1,183,840  $  316,463  $  435,634     $   428
 Expenses:
   Asset-based charges......................     90,724           --         327,709      17,584      73,352          --
                                             ----------     --------     -----------  ----------  ----------     -------

NET INVESTMENT INCOME (LOSS)................    (28,722)      54,567         856,131     298,879     362,282         428
                                             ----------     --------     -----------  ----------  ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..    397,957       21,599      (1,408,166)    504,099   1,520,462       1,010
   Net realized gain distribution from the
    Portfolios..............................    975,741       51,123              --     277,470          --      12,475
                                             ----------     --------     -----------  ----------  ----------     -------
 Net realized gain (loss)...................  1,373,698       72,722      (1,408,166)    781,569   1,520,462      13,485
                                             ----------     --------     -----------  ----------  ----------     -------

 Net change in unrealized appreciation
   (depreciation) of investments............  8,459,226      397,048       1,923,410   1,438,055   1,285,931      (2,667)
                                             ----------     --------     -----------  ----------  ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................  9,832,924      469,770         515,244   2,219,624   2,806,393      10,818
                                             ----------     --------     -----------  ----------  ----------     -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................. $9,804,202     $524,337     $ 1,371,375  $2,518,503  $3,168,675     $11,246
                                             ==========     ========     ===========  ==========  ==========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              EQ/BLACKROCK EQ/CAPITAL
                                              BASIC VALUE   GUARDIAN    EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500 EQ/GLOBAL
                                                EQUITY*    RESEARCH*   STOCK INDEX*    INDEX*       INDEX*     BOND PLUS*
                                              ------------ ----------- ------------ ------------ ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............. $ 2,885,230  $   925,983 $ 21,129,489  $ 827,716   $ 11,873,254  $    7,212
 Expenses:
   Asset-based charges.......................     692,983      567,721    8,487,490    174,885      2,804,026      45,410
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET INVESTMENT INCOME (LOSS).................   2,192,247      358,262   12,641,999    652,831      9,069,228     (38,198)
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...   9,091,685    6,093,761   64,211,978   (105,358)    42,386,381    (373,414)
   Net realized gain distribution from the
    Portfolios...............................          --    6,631,491           --         --      7,300,713          --
                                              -----------  ----------- ------------  ---------   ------------  ----------
 Net realized gain (loss)....................   9,091,685   12,725,252   64,211,978   (105,358)    49,687,094    (373,414)
                                              -----------  ----------- ------------  ---------   ------------  ----------

 Net change in unrealized appreciation
   (depreciation) of investments.............   4,122,849   12,658,249  218,283,989    185,629     94,757,414   1,147,392
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................  13,214,534   25,383,501  282,495,967     80,271    144,444,508     773,978
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS................... $15,406,781  $25,741,763 $295,137,966  $ 733,102   $153,513,736  $  735,780
                                              ===========  =========== ============  =========   ============  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                        EQ/INTERMEDIATE                              EQ/JPMORGAN
                                          GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO     VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                             BOND*       EQUITY INDEX*   COMSTOCK*  OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                        --------------- ---------------- ---------- -------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......    $ 762,376      $ 8,308,093    $  215,216   $  372,299    $ 1,126,712   $  505,881
 Expenses:
   Asset-based charges.................      223,234        1,404,977        51,812      162,776        623,287       72,857
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET INVESTMENT INCOME (LOSS)...........      539,142        6,903,116       163,404      209,523        503,425      433,024
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................      228,394       (5,487,166)      698,834    2,749,220      5,573,154      760,022
   Net realized gain distribution
    from the Portfolios................       50,588               --            --    4,567,669      6,247,310      913,199
                                           ---------      -----------    ----------   ----------    -----------   ----------
 Net realized gain (loss)..............      278,982       (5,487,166)      698,834    7,316,889     11,820,464    1,673,221
                                           ---------      -----------    ----------   ----------    -----------   ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     (714,718)      62,115,735     3,616,119     (459,157)    24,348,871    1,055,188
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     (435,736)      56,628,569     4,314,953    6,857,732     36,169,335    2,728,409
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............    $ 103,406      $63,531,685    $4,478,357   $7,067,255    $36,672,760   $3,161,433
                                           =========      ===========    ==========   ==========    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                 EQ/MFS
                                              INTERNATIONAL  EQ/MID CAP  EQ/MONEY EQ/PIMCO ULTRA EQ/QUALITY    EQ/SMALL
                                                 GROWTH*       INDEX*    MARKET*   SHORT BOND*   BOND PLUS* COMPANY INDEX*
                                              ------------- -----------  -------- -------------- ---------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............  $   376,950  $ 1,367,420  $619,077    $424,466    $ 554,527   $ 1,005,915
 Expenses:
   Asset-based charges.......................      103,707      424,982   617,183      86,075      199,306       205,995
                                               -----------  -----------  --------    --------    ---------   -----------

NET INVESTMENT INCOME (LOSS).................      273,243      942,438     1,894     338,391      355,221       799,920
                                               -----------  -----------  --------    --------    ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...    1,299,190    7,654,101     1,093      (4,530)    (558,474)    2,300,530
   Net realized gain distribution from the
    Portfolios...............................    1,703,344   13,150,284     3,021          --           --     7,332,338
                                               -----------  -----------  --------    --------    ---------   -----------
 Net realized gain (loss)....................    3,002,534   20,804,385     4,114      (4,530)    (558,474)    9,632,868
                                               -----------  -----------  --------    --------    ---------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    8,871,531     (921,700)      632     180,974      701,106     1,718,087
                                               -----------  -----------  --------    --------    ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................   11,874,065   19,882,685     4,746     176,444      142,632    11,350,955
                                               -----------  -----------  --------    --------    ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................  $12,147,308  $20,825,123  $  6,640    $514,835    $ 497,853   $12,150,875
                                               ===========  ===========  ========    ========    =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                FIDELITY(R) VIP                                 FIDELITY(R) VIP
                                      EQ/T. ROWE                ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP   GOVERNMENT
                                     PRICE GROWTH EQ/UBS GROWTH     GROWTH       CONTRAFUND(R)   EQUITY-INCOME   MONEY MARKET
                                        STOCK*      & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------ ------------- --------------- --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $        --   $   42,467      $ 15,860       $   759,920      $ 26,477         $6,057
 Expenses:
   Asset-based charges..............     287,380       49,727            --           368,250            --             --
                                     -----------   ----------      --------       -----------      --------         ------

NET INVESTMENT INCOME (LOSS)........    (287,380)      (7,260)       15,860           391,670        26,477          6,057
                                     -----------   ----------      --------       -----------      --------         ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   5,616,951      308,550        19,058           834,290        (3,246)            --
   Net realized gain distribution
    from the Portfolios.............   8,907,698      960,210       191,876         5,202,424        37,033             --
                                     -----------   ----------      --------       -----------      --------         ------
 Net realized gain (loss)...........  14,524,649    1,268,760       210,934         6,036,714        33,787             --
                                     -----------   ----------      --------       -----------      --------         ------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  12,054,306    1,320,196        26,312        11,806,589       149,822             --
                                     -----------   ----------      --------       -----------      --------         ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  26,578,955    2,588,956       237,246        17,843,303       183,609             --
                                     -----------   ----------      --------       -----------      --------         ------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $26,291,575   $2,581,696      $253,106       $18,234,973      $210,086         $6,057
                                     ===========   ==========      ========       ===========      ========         ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                             FIDELITY(R) VIP                 FIDELITY(R) VIP                                     FIDELITY(R) VIP
                                GROWTH &     FIDELITY(R) VIP   INVESTMENT                        FIDELITY(R) VIP      VALUE
                                 INCOME        HIGH INCOME     GRADE BOND    FIDELITY(R) VIP MID      VALUE        STRATEGIES
                                PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO       PORTFOLIO       PORTFOLIO
                             --------------- --------------- --------------- ------------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $  104,111       $193,518        $370,838         $  138,534         $  8,342        $  5,354
 Expenses:
   Asset-based charges......       22,315             --              --             48,495               --              --
                               ----------       --------        --------         ----------         --------        --------

NET INVESTMENT INCOME
 (LOSS).....................       81,796        193,518         370,838             90,039            8,342           5,354
                               ----------       --------        --------         ----------         --------        --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...      224,308        (41,290)        111,233            154,360           23,799          (1,367)
   Net realized gain
    distribution from the
    Portfolios..............      234,707             --         102,520          1,176,604           21,142          87,148
                               ----------       --------        --------         ----------         --------        --------
 Net realized gain (loss)...      459,015        (41,290)        213,753          1,330,964           44,941          85,781
                               ----------       --------        --------         ----------         --------        --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............      950,418         96,590         209,639          3,659,520           59,005         (21,373)
                               ----------       --------        --------         ----------         --------        --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    1,409,433         55,300         423,392          4,990,484          103,946          64,408
                               ----------       --------        --------         ----------         --------        --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $1,491,229       $248,818        $794,230         $5,080,523         $112,288        $ 69,762
                               ==========       ========        ========         ==========         ========        ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                        FRANKLIN    FRANKLIN RISING FRANKLIN SMALL    FRANKLIN     GOLDMAN SACHS INVESCO V.I.
                                      MUTUAL SHARES  DIVIDENDS VIP  CAP VALUE VIP     STRATEGIC     VIT MID CAP   DIVERSIFIED
                                        VIP FUND         FUND            FUND      INCOME VIP FUND  VALUE FUND   DIVIDEND FUND
                                      ------------- --------------- -------------- --------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....   $246,135      $   830,116     $   58,113     $  950,535     $   60,569    $  209,275
 Expenses:
   Asset-based charges...............     20,479          156,010         27,483         74,604         26,477            --
                                        --------      -----------     ----------     ----------     ----------    ----------

NET INVESTMENT INCOME (LOSS).........    225,656          674,106         30,630        875,931         34,092       209,275
                                        --------      -----------     ----------     ----------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................    187,875          599,928       (119,565)      (588,707)      (237,903)      411,548
   Net realized gain distribution
    from the Portfolios..............    446,360        1,977,252        794,802             --        685,996       481,551
                                        --------      -----------     ----------     ----------     ----------    ----------
 Net realized gain (loss)............    634,235        2,577,180        675,237       (588,707)       448,093       893,099
                                        --------      -----------     ----------     ----------     ----------    ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................     (6,575)       6,998,674        424,449      1,076,759        733,455        15,062
                                        --------      -----------     ----------     ----------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............    627,660        9,575,854      1,099,686        488,052      1,181,548       908,161
                                        --------      -----------     ----------     ----------     ----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....   $853,316      $10,249,960     $1,130,316     $1,363,983     $1,215,640    $1,117,436
                                        ========      ===========     ==========     ==========     ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                       GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP DIVIDEND
                                       ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND   OPPORTUNITIES   IVY VIP ENERGY
                                       ------------ ------------- ---------------- ------------ ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......  $1,111,703   $  443,302       $ 11,003       $     --       $ 10,139      $   112,760
 Expenses:
   Asset-based charges................      74,991       62,745          8,838         10,054             --           46,207
                                        ----------   ----------       --------       --------       --------      -----------

NET INVESTMENT INCOME (LOSS)..........   1,036,712      380,557          2,165        (10,054)        10,139           66,553
                                        ----------   ----------       --------       --------       --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.......................     254,401      887,652        (36,299)       (70,319)        10,771       (1,327,966)
   Net realized gain distribution
    from the Portfolios...............     605,723           --         72,436        241,210         26,181               --
                                        ----------   ----------       --------       --------       --------      -----------
 Net realized gain (loss).............     860,124      887,652         36,137        170,891         36,952       (1,327,966)
                                        ----------   ----------       --------       --------       --------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments........................   2,415,867    5,539,640        430,480        482,329         85,655       (1,852,941)
                                        ----------   ----------       --------       --------       --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS................   3,275,991    6,427,292        466,617        653,220        122,607       (3,180,907)
                                        ----------   ----------       --------       --------       --------      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.....  $4,312,703   $6,807,849       $468,782       $643,166       $132,746      $(3,114,354)
                                        ==========   ==========       ========       ========       ========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                     LAZARD
                                                                                                   RETIREMENT      MFS(R)
                                                                   IVY VIP SCIENCE                  EMERGING    INTERNATIONAL
                                      IVY VIP HIGH IVY VIP MID CAP       AND       IVY VIP SMALL MARKETS EQUITY     VALUE
                                         INCOME        GROWTH        TECHNOLOGY     CAP GROWTH     PORTFOLIO      PORTFOLIO
                                      ------------ --------------- --------------- ------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....  $1,699,652    $       --      $       --     $       --    $ 1,091,736    $ 1,238,122
 Expenses:
   Asset-based charges...............      60,608        65,118          55,927         23,455        113,984        199,786
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET INVESTMENT INCOME (LOSS).........   1,639,044       (65,118)        (55,927)       (23,455)       977,752      1,038,336
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................    (243,257)      418,209         574,569       (126,914)     1,859,951      2,867,199
   Net realized gain distribution
    from the Portfolios..............          --       843,406       2,405,827        234,118             --         90,270
                                       ----------    ----------      ----------     ----------    -----------    -----------
 Net realized gain (loss)............    (243,257)    1,261,615       2,980,396        107,204      1,859,951      2,957,469
                                       ----------    ----------      ----------     ----------    -----------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................     520,815     5,684,352       4,359,672      2,025,126     10,959,347     17,111,049
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............     277,558     6,945,967       7,340,068      2,132,330     12,819,298     20,068,518
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....  $1,916,602    $6,880,849      $7,284,141     $2,108,875    $13,797,050    $21,106,854
                                       ==========    ==========      ==========     ==========    ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                          MFS(R)
                                                       MASSACHUSETTS
                                                         INVESTORS                    MULTIMANAGER               MULTIMANAGER
                                      MFS(R) INVESTORS GROWTH STOCK  MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER   MID CAP
                                        TRUST SERIES     PORTFOLIO        SERIES        EQUITY*      CORE BOND*    GROWTH*
                                      ---------------- ------------- ---------------- ------------  ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....     $ 18,789      $   17,092       $ 93,254     $    658,665  $ 1,364,164   $       --
 Expenses:
   Asset-based charges...............        9,072          10,736             --        2,254,528      167,580       75,591
                                          --------      ----------       --------     ------------  -----------   ----------

NET INVESTMENT INCOME (LOSS).........        9,717           6,356         93,254       (1,595,863)   1,196,584      (75,591)
                                          --------      ----------       --------     ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................       26,937           3,113        (94,410)      19,467,828   (1,016,350)    (320,175)
   Net realized gain distribution
    from the Portfolios..............      134,637         213,559             --               --           --    2,212,944
                                          --------      ----------       --------     ------------  -----------   ----------
 Net realized gain (loss)............      161,574         216,672        (94,410)      19,467,828   (1,016,350)   1,892,769
                                          --------      ----------       --------     ------------  -----------   ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................      484,584         790,808        314,357       90,566,246    1,627,190    4,700,332
                                          --------      ----------       --------     ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............      646,158       1,007,480        219,947      110,034,074      610,840    6,593,101
                                          --------      ----------       --------     ------------  -----------   ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....     $655,875      $1,013,836       $313,201     $108,438,211  $ 1,807,424   $6,517,510
                                          ========      ==========       ========     ============  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                   PIMCO
                                                                               COMMODITYREAL
                                                                     NATURAL     RETURN(R)   PIMCO REAL PIMCO TOTAL
                                         MULTIMANAGER  MULTIMANAGER RESOURCES    STRATEGY      RETURN     RETURN
                                        MID CAP VALUE* TECHNOLOGY*  PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
                                        -------------- ------------ ---------  ------------- ---------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $   307,715   $     4,663  $      --   $ 1,058,739  $ 537,419  $1,182,994
 Expenses:
   Asset-based charges.................      160,655       434,997         --        16,255     43,289     153,668
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET INVESTMENT INCOME (LOSS)...........      147,060      (430,334)        --     1,042,484    494,130   1,029,326
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    5,540,659     6,457,720    314,388    (1,020,101)  (439,868)   (550,180)
   Net realized gain distribution
    from the Portfolios................           --     9,900,435         --            --         --          --
                                         -----------   -----------  ---------   -----------  ---------  ----------
 Net realized gain (loss)..............    5,540,659    16,358,155    314,388    (1,020,101)  (439,868)   (550,180)
                                         -----------   -----------  ---------   -----------  ---------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   (2,234,798)   19,494,100   (382,799)      202,280    742,968   2,218,288
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................    3,305,861    35,852,255    (68,411)     (817,821)   303,100   1,668,108
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $ 3,452,921   $35,421,921  $ (68,411)  $   224,663  $ 797,230  $2,697,434
                                         ===========   ===========  =========   ===========  =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                         T. ROWE PRICE
                                          T. ROWE PRICE      HEALTH
                                          EQUITY INCOME     SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045
                                          PORTFOLIO - II PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                          -------------- -------------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  202,659     $       --    $ 24,923    $102,366    $ 42,630    $ 23,518
 Expenses:
   Asset-based charges...................       35,136             --          --       6,486       2,063         305
                                            ----------     ----------    --------    --------    --------    --------

NET INVESTMENT INCOME (LOSS).............      167,523             --      24,923      95,880      40,567      23,213
                                            ----------     ----------    --------    --------    --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      315,458        162,643      26,268      75,888      31,591      34,871
   Net realized gain distribution from
    the Portfolios.......................    1,315,483        268,149      47,444          --          --          --
                                            ----------     ----------    --------    --------    --------    --------
 Net realized gain (loss)................    1,630,941        430,792      73,712      75,888      31,591      34,871
                                            ----------     ----------    --------    --------    --------    --------

 Net change in unrealized appreciation
   (depreciation) of investments.........      134,619        969,308      74,452     602,049     308,373     176,698
                                            ----------     ----------    --------    --------    --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    1,765,560      1,400,100     148,164     677,937     339,964     211,569
                                            ----------     ----------    --------    --------    --------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $1,933,083     $1,400,100    $173,087    $773,817    $380,531    $234,782
                                            ==========     ==========    ========    ========    ========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                           TEMPLETON                                          VANGUARD
                                                          DEVELOPING   TEMPLETON  TEMPLETON  VANECK VIP  VARIABLE INSURANCE
                                              TARGET 2055 MARKETS VIP GLOBAL BOND GROWTH VIP GLOBAL HARD FUND - EQUITY INDEX
                                              ALLOCATION*    FUND      VIP FUND      FUND    ASSETS FUND      PORTFOLIO
                                              ----------- ----------- ----------- ---------- ----------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............   $ 7,897   $  127,845  $       --   $ 79,397   $      --      $  140,531
 Expenses:
   Asset-based charges.......................       289       26,126      82,617     12,609      25,308          47,431
                                                -------   ----------  ----------   --------   ---------      ----------

NET INVESTMENT INCOME (LOSS).................     7,608      101,719     (82,617)    66,788     (25,308)         93,100
                                                -------   ----------  ----------   --------   ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...    12,353        4,178    (707,906)   (35,835)   (542,822)        550,033
   Net realized gain distribution from the
    Portfolios...............................        --           --     141,185         --          --         240,028
                                                -------   ----------  ----------   --------   ---------      ----------
 Net realized gain (loss)....................    12,353        4,178    (566,721)   (35,835)   (542,822)        790,061
                                                -------   ----------  ----------   --------   ---------      ----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    70,907    4,129,479   1,332,521    790,464     284,049         625,587
                                                -------   ----------  ----------   --------   ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................    83,260    4,133,657     765,800    754,629    (258,773)      1,415,648
                                                -------   ----------  ----------   --------   ---------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................   $90,868   $4,235,376  $  683,183   $821,417   $(284,081)     $1,508,748
                                                =======   ==========  ==========   ========   =========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                   1290 VT
                                                                                                 DOUBLELINE
                                                   1290 VT CONVERTIBLE    1290 VT DOUBLELINE    OPPORTUNISTIC
                                                    SECURITIES*(A)       DYNAMIC ALLOCATION*      BOND*(B)
                                                   ------------------  -----------------------  -------------
                                                     2017      2016        2017        2016         2017
                                                   --------   ------   -----------  ----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 14,184   $  317   $    63,423  $  133,365    $  3,325
 Net realized gain (loss).........................   15,721        6       612,239      54,196         141
 Net change in unrealized appreciation
   (depreciation) of investments..................  (19,816)     (51)      314,599     522,235      (2,459)
                                                   --------   ------   -----------  ----------    --------

 Net increase (decrease) in net assets resulting
   from operations................................   10,089      272       990,261     709,796       1,007
                                                   --------   ------   -----------  ----------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   22,985      607     2,164,531   2,399,901      13,745
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  571,621    8,392       479,653   1,166,452     187,672
 Redemptions for contract benefits and
   terminations...................................       --       --       (42,259)    (46,021)         --
 Contract maintenance charges.....................   (8,900)    (545)     (776,878)   (634,530)     (2,463)
                                                   --------   ------   -----------  ----------    --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  585,706    8,454     1,825,047   2,885,802     198,954
                                                   --------   ------   -----------  ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS.............  595,795    8,726     2,815,308   3,595,598     199,961
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........    8,726       --     9,492,141   5,896,543          --
                                                   --------   ------   -----------  ----------    --------

NET ASSETS -- END OF YEAR OR PERIOD............... $604,521   $8,726   $12,307,449  $9,492,141    $199,961
                                                   ========   ======   ===========  ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.
(b)Units were made available on May 19, 2017.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                             1290 VT GAMCO MERGERS       1290 VT GAMCO SMALL
                                                  1290 VT EQUITY INCOME*        & ACQUISITIONS*            COMPANY VALUE*
                                                 ------------------------  ------------------------  --------------------------
                                                     2017         2016         2017         2016         2017          2016
                                                 -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   312,075  $   333,159  $    (9,548) $   (33,777) $    748,534  $    438,779
 Net realized gain (loss).......................   1,603,780    2,128,844      892,978      815,427    20,994,949    11,497,248
 Net change in unrealized appreciation
   (depreciation) of investments................   1,166,705     (102,790)       3,765      253,253     5,308,912    20,499,239
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations....................   3,082,560    2,359,213      887,195    1,034,903    27,052,395    32,435,266
                                                 -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   1,314,128    1,477,442    1,446,603    1,262,912    14,715,495    13,144,702
 Transfers between Variable Investment Options
   including guaranteed interest account, net...    (409,866)    (984,626)    (163,664)    (962,796)   (5,116,218)   (6,071,993)
 Redemptions for contract benefits and
   terminations.................................    (647,739)    (828,709)    (370,720)    (401,048)   (5,818,950)   (4,766,318)
 Contract maintenance charges...................    (728,372)    (762,224)    (462,204)    (496,212)   (5,980,113)   (5,816,422)
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...    (471,849)  (1,098,117)     450,015     (597,144)   (2,199,786)   (3,510,031)
                                                 -----------  -----------  -----------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS...........   2,610,711    1,261,096    1,337,210      437,759    24,852,609    28,925,235
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  20,040,559   18,779,463   14,854,786   14,417,027   172,874,140   143,948,905
                                                 -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............. $22,651,270  $20,040,559  $16,191,996  $14,854,786  $197,726,749  $172,874,140
                                                 ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         1290 VT SMARTBETA     1290 VT SOCIALLY             ALL ASSET
                                                            EQUITY*(A)           RESPONSIBLE*           GROWTH-ALT 20*(C)
                                                        ------------------  ----------------------  ------------------------
                                                          2017      2016       2017        2016         2017         2016
                                                        --------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $  6,663  $    902  $   22,629  $   23,204  $   370,223  $   224,868
 Net realized gain (loss)..............................   22,537      (146)    601,202     144,467      834,875      446,113
 Net change in unrealized appreciation (depreciation)
   of investments......................................   44,110      (387)    (28,706)     74,433    2,422,878    1,046,339
                                                        --------  --------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   73,310       369     595,125     242,104    3,627,976    1,717,320
                                                        --------  --------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   76,181   146,022     204,225     182,500    4,217,718    2,820,457
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  296,031    38,607     235,718     509,706    3,884,575     (926,044)
 Redemptions for contract benefits and terminations....   (7,598)       --     (54,567)   (166,029)  (1,123,996)    (372,208)
 Contract maintenance charges..........................  (20,971)   (3,851)    (99,583)    (97,511)  (1,370,437)  (1,060,367)
                                                        --------  --------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  343,643   180,778     285,793     428,666    5,607,860      461,838
                                                        --------  --------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..................  416,953   181,147     880,918     670,770    9,235,836    2,179,158
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  181,147        --   2,640,753   1,969,983   19,692,799   17,513,641
                                                        --------  --------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $598,100  $181,147  $3,521,671  $2,640,753  $28,928,635  $19,692,799
                                                        ========  ========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 AMERICAN FUNDS
                                                                               INSURANCE SERIES(R)        AMERICAN FUNDS
                                                      AMERICAN CENTURY VP         GLOBAL SMALL       INSURANCE SERIES(R) NEW
                                                      MID CAP VALUE FUND     CAPITALIZATION FUND/SM/      WORLD FUND(R)
                                                   ------------------------  ----------------------  -----------------------
                                                       2017         2016        2017        2016         2017        2016
                                                   -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   604,240  $   533,716  $   11,123  $   (2,520) $    72,376  $   34,520
 Net realized gain (loss).........................   2,713,909    2,816,010    (177,465)    439,765       41,899    (421,874)
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,309,587    5,253,661   1,384,139    (347,616)   2,374,832     721,997
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   5,627,736    8,603,387   1,217,797      89,629    2,489,107     334,643
                                                   -----------  -----------  ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,836,775    4,019,716     864,377     799,536    1,605,340   1,549,169
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (2,983,959)   6,669,097   1,467,288     (24,235)   1,208,476     566,069
 Redemptions for contract benefits and
   terminations...................................  (1,213,027)  (1,051,933)   (113,887)   (172,649)     (76,397)   (317,722)
 Contract maintenance charges.....................  (1,453,077)  (1,164,862)   (186,450)   (175,699)    (374,039)   (305,618)
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (813,288)   8,472,018   2,031,328     426,953    2,363,380   1,491,898
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --          --          --           --         101
                                                   -----------  -----------  ----------  ----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   4,814,448   17,075,405   3,249,125     516,582    4,852,487   1,826,642
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  50,922,234   33,846,829   4,107,319   3,590,737    7,858,144   6,031,502
                                                   -----------  -----------  ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $55,736,682  $50,922,234  $7,356,444  $4,107,319  $12,710,631  $7,858,144
                                                   ===========  ===========  ==========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           AXA 400 MANAGED         AXA 500 MANAGED        AXA 2000 MANAGED
                                                             VOLATILITY*             VOLATILITY*             VOLATILITY*
                                                       ----------------------  ----------------------  ----------------------
                                                          2017        2016        2017        2016        2017        2016
                                                       ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   24,791  $   19,855  $   78,318  $   61,127  $   20,351  $   14,551
 Net realized gain (loss).............................    525,871     229,251     386,416     223,172     327,501      64,440
 Net change in unrealized appreciation (depreciation)
   of investments.....................................    136,239     366,181   1,023,722     376,254     146,767     450,055
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations.........................................    686,901     615,287   1,488,456     660,553     494,619     529,046
                                                       ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................    386,328     289,871   1,030,494     593,924     396,055     338,614
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........    390,864     517,998     983,229     512,631     544,488     340,679
 Redemptions for contract benefits and terminations...    (97,331)   (168,916)   (256,066)   (230,688)    (90,180)    (70,223)
 Contract maintenance charges.........................   (199,662)   (168,540)   (390,590)   (329,444)   (154,578)   (132,706)
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................    480,199     470,413   1,367,067     546,423     695,785     476,364
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP...................         --          15          --          10          --           5
                                                       ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.................  1,167,100   1,085,715   2,855,523   1,206,986   1,190,404   1,005,415
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  4,245,720   3,160,005   6,887,041   5,680,055   3,289,364   2,283,949
                                                       ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD................... $5,412,820  $4,245,720  $9,742,564  $6,887,041  $4,479,768  $3,289,364
                                                       ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA AGGRESSIVE                                      AXA CONSERVATIVE
                                                        ALLOCATION*          AXA BALANCED STRATEGY*          ALLOCATION*
                                                --------------------------  ------------------------  ------------------------
                                                    2017          2016          2017         2016         2017         2016
                                                ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  1,959,042  $  1,021,742  $   453,939  $   233,093  $   223,213  $   193,150
 Net realized gain (loss)......................    7,663,915     7,911,077      611,887      503,223      639,878      271,069
 Net change in unrealized appreciation
   (depreciation) of investments...............   15,671,433     2,182,227    1,889,026      792,298      510,514      360,876
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   25,294,390    11,115,046    2,954,852    1,528,614    1,373,605      825,095
                                                ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    9,347,431     9,864,911    6,324,025    6,689,508    2,307,432    2,309,727
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (2,743,640)   (6,379,303)   2,576,437   (1,036,578)  (2,239,253)    (513,165)
 Redemptions for contract benefits and
   terminations................................   (6,733,933)   (6,325,982)    (409,625)  (1,088,440)  (2,283,420)  (1,811,762)
 Contract maintenance charges..................   (5,688,391)   (6,222,434)  (2,677,758)  (2,488,219)  (2,122,093)  (2,279,038)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (5,818,533)   (9,062,808)   5,813,079    2,076,271   (4,337,334)  (2,294,238)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........      (31,623)           --           --       14,500           --           --
                                                ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   19,444,234     2,052,238    8,767,931    3,619,385   (2,963,729)  (1,469,143)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  136,873,628   134,821,390   27,826,342   24,206,957   31,589,202   33,058,345
                                                ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $156,317,862  $136,873,628  $36,594,273  $27,826,342  $28,625,473  $31,589,202
                                                ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA CONSERVATIVE        AXA CONSERVATIVE       AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY*            STRATEGY*               ALLOCATION*
                                                   ----------------------  ----------------------  ------------------------
                                                      2017        2016        2017        2016         2017         2016
                                                   ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   88,733  $   52,413  $   27,652  $   22,659  $   309,086  $   211,365
 Net realized gain (loss).........................    166,986      80,088      60,286      14,809    1,183,492      829,567
 Net change in unrealized appreciation
   (depreciation) of investments..................    270,462     148,605      25,697      34,505    1,119,606      484,464
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    526,181     281,106     113,635      71,973    2,612,184    1,525,396
                                                   ----------  ----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,206,742   1,093,064     456,114     500,004    3,410,318    2,586,697
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    476,425     (60,827)   (355,590)     71,818     (207,373)     184,299
 Redemptions for contract benefits and
   terminations...................................   (331,042)   (131,887)   (100,328)     (5,164)  (2,659,574)  (1,941,637)
 Contract maintenance charges.....................   (601,525)   (558,367)   (263,328)   (259,962)  (2,465,048)  (2,456,452)
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    750,600     341,983    (263,132)    306,696   (1,921,677)  (1,627,093)
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........         --          --          --          --       74,999           --
                                                   ----------  ----------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............  1,276,781     623,089    (149,497)    378,669      765,506     (101,697)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  6,162,245   5,539,156   2,805,435   2,426,766   31,905,594   32,007,291
                                                   ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $7,439,026  $6,162,245  $2,655,938  $2,805,435  $32,671,100  $31,905,594
                                                   ==========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA GLOBAL EQUITY                                 AXA INTERNATIONAL CORE
                                                     MANAGED VOLATILITY*       AXA GROWTH STRATEGY*       MANAGED VOLATILITY*
                                                 --------------------------  ------------------------  ------------------------
                                                     2017          2016          2017         2016         2017         2016
                                                 ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  1,015,237  $    731,156  $   882,830  $   451,368  $   824,176  $    (3,638)
 Net realized gain (loss).......................    4,468,932     2,379,123      971,201      956,018      786,097     (283,756)
 Net change in unrealized appreciation
   (depreciation) of investments................   26,555,167     2,017,317    5,354,237    2,295,592   12,137,220      314,892
                                                 ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   32,039,336     5,127,596    7,208,268    3,702,978   13,747,493       27,498
                                                 ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    6,738,265     7,372,294   10,223,898    9,991,781    2,991,332    5,875,954
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (6,578,272)   (7,713,908)    (625,154)    (853,513)  (6,727,082)  (1,522,348)
 Redemptions for contract benefits and
   terminations.................................   (8,091,897)   (6,590,312)  (1,160,377)  (1,639,065)  (2,644,300)  (1,718,904)
 Contract maintenance charges...................   (5,858,570)   (6,420,841)  (3,772,921)  (3,649,848)  (2,463,324)  (4,689,766)
                                                 ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (13,790,474)  (13,352,767)   4,665,446    3,849,355   (8,843,374)  (2,055,064)
                                                 ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........   18,248,862    (8,225,171)  11,873,714    7,552,333    4,904,119   (2,027,566)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  130,329,185   138,554,356   50,167,349   42,615,016   58,423,982   60,451,548
                                                 ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $148,578,047  $130,329,185  $62,041,063  $50,167,349  $63,328,101  $58,423,982
                                                 ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA INTERNATIONAL     AXA INTERNATIONAL VALUE     AXA LARGE CAP CORE
                                                     MANAGED VOLATILITY*      MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                                   ----------------------  ------------------------  ------------------------
                                                      2017        2016         2017         2016         2017         2016
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   62,830  $   25,470  $ 1,270,298  $    96,419  $   240,962  $   243,569
 Net realized gain (loss).........................     36,065     (55,007)     869,487     (566,385)   3,065,377      991,539
 Net change in unrealized appreciation
   (depreciation) of investments..................    503,911      77,659   14,475,642      714,364    2,433,165    1,240,905
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    602,806      48,122   16,615,427      244,398    5,739,504    2,476,013
                                                   ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    322,549     258,850    4,590,922    4,989,132    1,068,994      982,906
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    435,035     324,631   (2,152,559)  (1,294,986)    (696,150)    (473,431)
 Redemptions for contract benefits and
   terminations...................................    (83,371)    (58,568)  (4,754,791)  (3,479,513)  (1,019,355)    (764,867)
 Contract maintenance charges.....................   (105,347)    (94,528)  (4,025,456)  (4,277,256)  (1,139,899)  (1,222,377)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    568,866     430,385   (6,341,884)  (4,062,623)  (1,786,410)  (1,477,769)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........         --          (6)          --           --           --           --
                                                   ----------  ----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............  1,171,672     478,501   10,273,543   (3,818,225)   3,953,094      998,244
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  2,386,065   1,907,564   74,769,851   78,588,076   27,205,650   26,207,406
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,557,737  $2,386,065  $85,043,394  $74,769,851  $31,158,744  $27,205,650
                                                   ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                AXA LARGE CAP GROWTH         AXA LARGE CAP VALUE          AXA MID CAP VALUE
                                                 MANAGED VOLATILITY*         MANAGED VOLATILITY*         MANAGED VOLATILITY*
                                             --------------------------  --------------------------  --------------------------
                                                 2017          2016          2017          2016          2017          2016
                                             ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............... $    166,666  $    324,849  $  4,232,495  $  4,569,778  $  1,330,515  $  1,576,295
 Net realized gain (loss)...................   33,443,063    18,652,326     7,411,354     3,020,639    24,257,383     9,980,366
 Net change in unrealized appreciation
   (depreciation) of investments............   30,503,643    (7,823,777)   38,606,026    44,657,644    (1,880,050)   19,837,733
                                             ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations................   64,113,372    11,153,398    50,249,875    52,248,061    23,707,848    31,394,394
                                             ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......   11,169,949    11,705,743    18,993,249    20,649,462     8,907,612     9,864,488
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net.............................   (8,156,800)   (8,359,992)   (8,782,703)  (15,052,188)   (5,021,819)   (8,142,837)
 Redemptions for contract benefits and
   terminations.............................  (13,253,721)  (11,398,675)  (19,995,812)  (19,914,582)  (10,991,520)  (10,334,986)
 Contract maintenance charges...............  (10,719,628)  (11,361,414)  (19,831,032)  (21,134,859)   (8,824,427)   (9,349,903)
                                             ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.............................  (20,960,200)  (19,414,338)  (29,616,298)  (35,452,167)  (15,930,154)  (17,963,238)
                                             ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.......   43,153,172    (8,260,940)   20,633,577    16,795,894     7,777,694    13,431,156
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...  232,451,405   240,712,345   395,095,789   378,299,895   208,488,324   195,057,168
                                             ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......... $275,604,577  $232,451,405  $415,729,366  $395,095,789  $216,266,018  $208,488,324
                                             ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    AXA MODERATE            AXA MODERATE GROWTH          AXA MODERATE-PLUS
                                                     ALLOCATION*                 STRATEGY*                  ALLOCATION*
                                             --------------------------  -------------------------  --------------------------
                                                 2017          2016          2017          2016         2017          2016
                                             ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............... $  6,420,178  $  3,358,225  $  1,470,661  $   841,738  $  5,326,290  $  2,949,536
 Net realized gain (loss)...................   33,549,894    24,708,791     3,074,565    1,381,169    24,484,759    19,199,584
 Net change in unrealized appreciation
   (depreciation) of investments............   48,787,704    13,432,298     7,055,940    3,978,652    30,250,450     6,017,192
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations................   88,757,776    41,499,314    11,601,166    6,201,559    60,061,499    28,166,312
                                             ------------  ------------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......   51,984,557    54,789,833    16,955,106   18,535,282    30,922,625    33,579,441
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net.............................  (23,439,763)  (25,133,576)   (5,235,210)  (2,080,867)  (13,791,870)  (11,304,807)
 Redemptions for contract benefits and
   terminations.............................  (36,616,401)  (40,504,899)   (2,442,421)  (1,279,426)  (20,035,880)  (19,454,220)
 Contract maintenance charges...............  (59,886,427)  (64,128,120)   (7,871,256)  (7,354,661)  (20,671,747)  (22,400,885)
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.............................  (67,958,034)  (74,976,762)    1,406,219    7,820,328   (23,576,872)  (19,580,471)
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account FP..       43,284       128,898            --            5            --            --
                                             ------------  ------------  ------------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.......   20,843,026   (33,348,550)   13,007,385   14,021,892    36,484,627     8,585,841
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...  876,292,823   909,641,373    96,609,972   82,588,080   421,007,361   412,421,520
                                             ------------  ------------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......... $897,135,849  $876,292,823  $109,617,357  $96,609,972  $457,491,988  $421,007,361
                                             ============  ============  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA/AB SMALL CAP         AXA/CLEARBRIDGE LARGE
                                                           GROWTH*                  CAP GROWTH*           AXA/JANUS ENTERPRISE*
                                                 --------------------------  -------------------------  ------------------------
                                                     2017          2016          2017         2016          2017         2016
                                                 ------------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   (394,694) $   (187,320) $  (142,588) $   (205,482) $  (103,805) $   (99,233)
 Net realized gain (loss).......................   22,599,062    13,801,123    9,128,760    (1,240,073)   4,984,733     (252,818)
 Net change in unrealized appreciation
   (depreciation) of investments................   18,348,882     7,061,831    7,953,886     1,750,647    5,224,000   (1,594,224)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   40,553,250    20,675,634   16,940,058       305,092   10,104,928   (1,946,275)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    7,554,131     7,693,141    4,838,423     5,580,038    2,965,131    3,215,779
 Transfers between Variable Investment Options
   including guaranteed interest account, net...  (11,355,574)   (7,269,008)  (8,298,014)  (11,952,270)  (1,612,821)  (2,221,434)
 Redemptions for contract benefits and
   terminations.................................   (9,198,838)   (7,441,990)  (2,792,529)   (2,298,184)  (1,517,523)  (1,814,801)
 Contract maintenance charges...................   (6,819,518)   (7,212,492)  (2,396,070)   (2,618,096)  (1,712,287)  (1,823,605)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (19,819,799)  (14,230,349)  (8,648,190)  (11,288,512)  (1,877,500)  (2,644,061)
                                                 ------------  ------------  -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........   20,733,451     6,445,285    8,291,868   (10,983,420)   8,227,428   (4,590,336)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  193,217,741   186,772,456   73,164,202    84,147,622   37,864,359   42,454,695
                                                 ------------  ------------  -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $213,951,192  $193,217,741  $81,456,070  $ 73,164,202  $46,091,787  $37,864,359
                                                 ============  ============  ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     AXA/LOOMIS SAYLES         BLACKROCK GLOBAL         CHARTER/SM/ MULTI-
                                                          GROWTH*            ALLOCATION V.I. FUND          SECTOR BOND*
                                                 ------------------------  -----------------------  -------------------------
                                                     2017         2016        2017         2016         2017          2016
                                                 -----------  -----------  ----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   (28,722) $    15,219  $   54,567  $    56,050  $    856,131  $ 1,328,257
 Net realized gain (loss).......................   1,373,698      619,239      72,722     (687,210)   (1,408,166)  (1,311,696)
 Net change in unrealized appreciation
   (depreciation) of investments................   8,459,226    1,089,265     397,048      947,623     1,923,410    2,133,937
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   9,804,202    1,723,723     524,337      316,463     1,371,375    2,150,498
                                                 -----------  -----------  ----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   2,117,673    1,933,792     666,077      348,252     5,422,140    7,067,675
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     758,988    2,096,929    (983,013)  (5,288,936)   (7,559,971)  (1,003,558)
 Redemptions for contract benefits and
   terminations.................................    (854,075)  (1,287,250)   (299,739)    (239,295)   (3,686,081)  (4,330,063)
 Contract maintenance charges...................  (1,067,048)    (901,691)    (84,536)     (74,102)   (5,304,390)  (7,168,290)
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...     955,538    1,841,780    (701,211)  (5,254,081)  (11,128,302)  (5,434,236)
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........          --           --          --           --         2,264       20,739
                                                 -----------  -----------  ----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  10,759,740    3,565,503    (176,874)  (4,937,618)   (9,754,663)  (3,262,999)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  28,984,264   25,418,761   4,447,826    9,385,444    83,280,111   86,543,110
                                                 -----------  -----------  ----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $39,744,004  $28,984,264  $4,270,952  $ 4,447,826  $ 73,525,448  $83,280,111
                                                 ===========  ===========  ==========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        CHARTER/SM/ SMALL CAP     CHARTER/SM/ SMALL CAP   CLEARBRIDGE VARIABLE
                                                               GROWTH*                   VALUE*           MID CAP PORTFOLIO(A)
                                                      ------------------------  ------------------------  -------------------
                                                          2017         2016         2017         2016       2017       2016
                                                      -----------  -----------  -----------  -----------   --------   ------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $   298,879  $   (17,136) $   362,282  $   294,133  $    428    $   14
 Net realized gain (loss)............................     781,569      487,177    1,520,462      923,055    13,485        77
 Net change in unrealized appreciation
   (depreciation) of investments.....................   1,438,055      430,630    1,285,931    4,905,861    (2,667)      345
                                                      -----------  -----------  -----------  -----------   --------   ------

 Net increase (decrease) in net assets resulting
   from operations...................................   2,518,503      900,671    3,168,675    6,123,049    11,246       436
                                                      -----------  -----------  -----------  -----------   --------   ------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............     726,971      751,514    1,641,842    1,722,381   172,104     4,750
 Transfers between Variable Investment Options
   including guaranteed interest account, net........     372,115     (760,150)  (1,085,607)  (1,352,837)  133,523        --
 Redemptions for contract benefits and terminations..    (773,700)    (689,337)  (1,373,728)  (1,032,261)       --        --
 Contract maintenance charges........................    (495,505)    (520,025)  (1,438,532)  (1,467,365)   (7,634)      (97)
                                                      -----------  -----------  -----------  -----------   --------   ------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................    (170,119)  (1,217,998)  (2,256,025)  (2,130,082)  297,993     4,653
                                                      -----------  -----------  -----------  -----------   --------   ------
NET INCREASE (DECREASE) IN NET ASSETS................   2,348,384     (317,327)     912,650    3,992,967   309,239     5,089
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  10,708,235   11,025,562   30,087,615   26,094,648     5,089        --
                                                      -----------  -----------  -----------  -----------   --------   ------

NET ASSETS -- END OF YEAR OR PERIOD.................. $13,056,619  $10,708,235  $31,000,265  $30,087,615  $314,328    $5,089
                                                      ===========  ===========  ===========  ===========   ========   ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/BLACKROCK BASIC          EQ/CAPITAL GUARDIAN
                                                VALUE EQUITY*                 RESEARCH*              EQ/COMMON STOCK INDEX*
                                         --------------------------  --------------------------  ------------------------------
                                             2017          2016          2017          2016           2017            2016
                                         ------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  2,192,247  $  2,265,248  $    358,262  $    404,875  $   12,641,999  $   15,468,125
 Net realized gain (loss)...............    9,091,685     8,969,467    12,725,252     5,003,809      64,211,978      44,397,340
 Net change in unrealized appreciation
   (depreciation) of investments........    4,122,849    21,558,832    12,658,249     2,371,198     218,283,989      99,844,784
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets
   resulting from operations............   15,406,781    32,793,547    25,741,763     7,779,882     295,137,966     159,710,249
                                         ------------  ------------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   13,455,602    12,264,696     4,622,061     4,688,874      70,697,299      71,880,389
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (10,911,779)   (9,860,608)   (1,570,219)   (5,460,916)    (51,553,674)    (40,196,524)
 Redemptions for contract benefits and
   terminations.........................   (8,952,305)   (9,447,006)   (5,124,897)   (5,519,586)    (69,911,005)    (65,894,227)
 Contract maintenance charges...........   (8,332,179)   (8,625,703)   (4,304,592)   (4,485,548)    (78,128,183)    (82,755,800)
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (14,740,661)  (15,668,621)   (6,377,647)  (10,777,176)   (128,895,563)   (116,966,162)
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account FP..................           --            --            --            --          22,027          84,995
                                         ------------  ------------  ------------  ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS...      666,120    17,124,926    19,364,116    (2,997,294)    166,264,430      42,829,082
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  211,968,037   194,843,111   106,082,055   109,079,349   1,558,631,784   1,515,802,702
                                         ------------  ------------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD..... $212,634,157  $211,968,037  $125,446,171  $106,082,055  $1,724,896,214  $1,558,631,784
                                         ============  ============  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    EQ/CORE BOND INDEX*       EQ/EQUITY 500 INDEX*       EQ/GLOBAL BOND PLUS*
                                                 ------------------------  --------------------------  ------------------------
                                                     2017         2016         2017          2016          2017         2016
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   652,831  $   654,031  $  9,069,228  $  9,370,757  $   (38,198) $   288,496
 Net realized gain (loss).......................    (105,358)     (70,025)   49,687,094    38,245,368     (373,414)    (241,169)
 Net change in unrealized appreciation
   (depreciation) of investments................     185,629       14,802    94,757,414    27,671,628    1,147,392        2,577
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................     733,102      598,808   153,513,736    75,287,753      735,780       49,904
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   4,503,364    4,079,275    48,204,371    35,746,673    1,309,930    1,422,649
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     360,121      721,953   (20,196,036)   (3,028,444)     182,494      248,191
 Redemptions for contract benefits and
   terminations.................................  (2,464,337)  (2,225,369)  (36,962,210)  (26,680,569)  (1,291,439)    (659,549)
 Contract maintenance charges...................  (4,247,393)  (2,746,099)  (29,844,695)  (30,825,758)    (910,448)  (1,022,729)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (1,848,245)    (170,240)  (38,798,570)  (24,788,098)    (709,463)     (11,438)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........          --           --           491         9,261           --           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  (1,115,143)     428,568   114,715,657    50,508,916       26,317       38,466
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  52,883,896   52,455,328   761,150,306   710,641,390   17,058,985   17,020,519
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $51,768,753  $52,883,896  $875,865,963  $761,150,306  $17,085,302  $17,058,985
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                     GOVERNMENT BOND*                INDEX*              EQ/INVESCO COMSTOCK*
                                                 ------------------------  --------------------------  ------------------------
                                                     2017         2016         2017          2016          2017         2016
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   539,142  $   377,082  $  6,903,116  $  6,020,840  $   163,404  $   507,501
 Net realized gain (loss).......................     278,982      693,294    (5,487,166)   (8,440,951)     698,834      467,507
 Net change in unrealized appreciation
   (depreciation) of investments................    (714,718)  (1,010,481)   62,115,735     6,543,078    3,616,119    2,676,230
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................     103,406       59,895    63,531,685     4,122,967    4,478,357    3,651,238
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   4,539,850    4,609,382    25,286,472    19,831,390    1,730,186    1,824,199
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   3,310,355   10,362,801     6,872,058    (4,503,043)   1,456,913   (4,077,037)
 Redemptions for contract benefits and
   terminations.................................  (5,884,857)  (3,476,343)  (16,662,776)  (14,531,820)    (779,354)    (801,030)
 Contract maintenance charges...................  (4,309,219)  (4,554,261)  (17,153,586)  (17,391,516)    (849,883)    (867,923)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (2,343,871)   6,941,579    (1,657,832)  (16,594,989)   1,557,862   (3,921,791)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........         250        5,400            --         4,500           --           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  (2,240,215)   7,006,874    61,873,853   (12,467,522)   6,036,219     (270,553)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  91,231,993   84,225,119   272,649,731   285,117,253   23,676,882   23,947,435
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $88,991,778  $91,231,993  $334,523,584  $272,649,731  $29,713,101  $23,676,882
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH        EQ/LARGE CAP VALUE
                                                     OPPORTUNITIES*                 INDEX*                     INDEX*
                                                ------------------------  --------------------------  ------------------------
                                                    2017         2016         2017          2016          2017         2016
                                                -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   209,523  $   204,187  $    503,425  $    724,859  $   433,024  $   391,871
 Net realized gain (loss)......................   7,316,889    1,942,732    11,820,464    12,720,627    1,673,221    1,452,038
 Net change in unrealized appreciation
   (depreciation) of investments...............    (459,157)   4,210,295    24,348,871    (6,216,885)   1,055,188    1,396,048
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   7,067,255    6,357,214    36,672,760     7,228,601    3,161,433    3,239,957
                                                -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,518,595    2,227,130     6,754,755     6,727,964    2,030,222    1,784,893
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   6,143,448      920,323    (1,668,287)   (4,192,093)     134,283    1,607,417
 Redemptions for contract benefits and
   terminations................................  (1,589,909)  (1,797,927)   (6,160,623)   (5,400,891)    (362,682)    (579,540)
 Contract maintenance charges..................  (1,702,468)  (1,626,290)   (5,350,864)   (5,478,317)    (819,592)    (784,676)
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   5,369,666     (276,764)   (6,425,019)   (8,343,337)     982,231    2,028,094
                                                -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........  12,436,921    6,080,450    30,247,741    (1,114,736)   4,143,664    5,268,051
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  37,915,916   31,835,466   130,353,435   131,468,171   24,844,546   19,576,495
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $50,352,837  $37,915,916  $160,601,176  $130,353,435  $28,988,210  $24,844,546
                                                ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  EQ/MFS INTERNATIONAL
                                                         GROWTH*               EQ/MID CAP INDEX*           EQ/MONEY MARKET*
                                                ------------------------  --------------------------  --------------------------
                                                    2017         2016         2017          2016          2017          2016
                                                -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   273,243  $   289,861  $    942,438  $    889,402  $      1,894  $   (612,518)
 Net realized gain (loss)......................   3,002,534      337,809    20,804,385    11,276,930         4,114        (1,696)
 Net change in unrealized appreciation
   (depreciation) of investments...............   8,871,531       31,862      (921,700)    8,768,218           632         1,672
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................  12,147,308      659,532    20,825,123    20,934,550         6,640      (612,542)
                                                -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,747,437    2,786,492    13,989,156     7,136,844    74,309,383    70,207,193
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     894,865       94,410    12,310,822    (2,028,757)   19,368,117     6,534,771
 Redemptions for contract benefits and
   terminations................................  (1,871,149)  (1,083,513)  (11,824,318)   (5,368,479)  (81,637,216)  (60,398,243)
 Contract maintenance charges..................  (1,372,826)  (1,434,958)   (5,138,809)   (4,651,659)  (16,395,546)  (17,608,622)
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     398,327      362,431     9,336,851    (4,912,051)   (4,355,262)   (1,264,901)
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........          --           --            --            --        14,970        52,304
                                                -----------  -----------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS..........  12,545,635    1,021,963    30,161,974    16,022,499    (4,333,652)   (1,825,139)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  38,646,630   37,624,667   126,970,274   110,947,775   158,814,000   160,639,139
                                                -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $51,192,265  $38,646,630  $157,132,248  $126,970,274  $154,480,348  $158,814,000
                                                ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  EQ/PIMCO ULTRA SHORT
                                                          BOND*             EQ/QUALITY BOND PLUS*     EQ/SMALL COMPANY INDEX*
                                                ------------------------  -------------------------  -------------------------
                                                    2017         2016         2017          2016         2017          2016
                                                -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   338,391  $   226,801  $    355,221  $   441,691  $    799,920  $   683,015
 Net realized gain (loss)......................      (4,530)    (123,493)     (558,474)    (439,636)    9,632,868    5,903,453
 Net change in unrealized appreciation
   (depreciation) of investments...............     180,974      407,127       701,106      470,800     1,718,087    7,804,878
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................     514,835      510,435       497,853      472,855    12,150,875   14,391,346
                                                -----------  -----------  ------------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,522,340    2,699,773     3,652,491    5,339,820     5,839,635    5,040,312
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   2,824,882   (1,589,585)   (8,845,640)     660,154     2,911,718    1,039,255
 Redemptions for contract benefits and
   terminations................................  (1,697,778)  (2,348,101)   (3,303,132)  (2,777,119)   (2,656,416)  (3,297,325)
 Contract maintenance charges..................  (1,899,702)  (2,054,342)   (3,499,449)  (5,849,740)   (2,710,413)  (2,586,889)
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   1,749,742   (3,292,255)  (11,995,730)  (2,626,885)    3,384,524      195,353
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........         313         (311)           --       26,762            --           --
                                                -----------  -----------  ------------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   2,264,890   (2,782,131)  (11,497,877)  (2,127,268)   15,535,399   14,586,699
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  31,005,969   33,788,100    56,897,928   59,025,196    85,944,414   71,357,715
                                                -----------  -----------  ------------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $33,270,859  $31,005,969  $ 45,400,051  $56,897,928  $101,479,813  $85,944,414
                                                ===========  ===========  ============  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                         FIDELITY(R) VIP ASSET
                                                    EQ/T. ROWE PRICE GROWTH        EQ/UBS GROWTH &          MANAGER: GROWTH
                                                             STOCK*                    INCOME*                 PORTFOLIO
                                                   -------------------------  ------------------------  ----------------------
                                                       2017          2016         2017         2016        2017        2016
                                                   ------------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (287,380) $  (251,568) $    (7,260) $    51,646  $   15,860  $   15,947
 Net realized gain (loss).........................   14,524,649    6,348,948    1,268,760      406,609     210,934      57,504
 Net change in unrealized appreciation
   (depreciation) of investments..................   12,054,306   (5,466,788)   1,320,196      629,334      26,312     (47,615)
                                                   ------------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   26,291,575      630,592    2,581,696    1,087,589     253,106      25,836
                                                   ------------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   10,565,164    8,013,910      773,313      700,450      85,550      80,308
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    3,728,883   (7,150,233)   2,833,189   (1,372,687)    (77,648)    129,552
 Redemptions for contract benefits and
   terminations...................................   (3,623,193)  (3,572,819)  (1,031,297)    (749,830)    (17,598)    (80,162)
 Contract maintenance charges.....................   (3,312,427)  (3,244,004)    (444,918)    (448,702)    (36,019)    (36,713)
                                                   ------------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    7,358,427   (5,953,146)   2,130,287   (1,870,769)    (45,715)     92,985
                                                   ------------  -----------  -----------  -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   33,650,002   (5,322,554)   4,711,983     (783,180)    207,391     118,821
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   78,429,475   83,752,029   11,384,085   12,167,265   1,383,923   1,265,102
                                                   ------------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $112,079,477  $78,429,475  $16,096,068  $11,384,085  $1,591,314  $1,383,923
                                                   ============  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                      FIDELITY(R) VIP GOVERNMENT
                                                        FIDELITY(R) VIP       FIDELITY(R) VIP EQUITY-      MONEY MARKET
                                                    CONTRAFUND(R) PORTFOLIO      INCOME PORTFOLIO            PORTFOLIO
                                                   -------------------------  ----------------------  -------------------------
                                                       2017          2016        2017        2016        2017          2016
                                                   ------------  -----------  ----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    391,670  $   192,970  $   26,477  $   31,462  $    6,057    $      136
 Net realized gain (loss).........................    6,036,714    8,116,959      33,787      55,308          --            --
 Net change in unrealized appreciation
   (depreciation) of investments..................   11,806,589   (2,189,135)    149,822     118,925          --            --
                                                   ------------  -----------  ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   18,234,973    6,120,794     210,086     205,695       6,057           136
                                                   ------------  -----------  ----------  ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    5,076,155    3,856,134     326,990     250,441     192,674       306,906
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (1,004,997)  (7,467,557)   (183,123)    191,162    (380,897)      311,130
 Redemptions for contract benefits and
   terminations...................................   (2,089,404)  (1,846,205)    (80,517)    (76,663)       (149)     (251,329)
 Contract maintenance charges.....................   (1,644,557)  (1,612,155)    (53,931)    (41,188)    (60,587)      (32,058)
                                                   ------------  -----------  ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      337,197   (7,069,783)      9,419     323,752    (248,959)      334,649
                                                   ------------  -----------  ----------  ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   18,572,170     (948,989)    219,505     529,447    (242,902)      334,785
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   85,579,130   86,528,119   1,584,908   1,055,461   1,332,260       997,475
                                                   ------------  -----------  ----------  ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $104,151,300  $85,579,130  $1,804,413  $1,584,908  $1,089,358    $1,332,260
                                                   ============  ===========  ==========  ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   FIDELITY(R) VIP GROWTH & FIDELITY(R) VIP HIGH INCOME FIDELITY(R) VIP INVESTMENT
                                                       INCOME PORTFOLIO            PORTFOLIO              GRADE BOND PORTFOLIO
                                                   -----------------------  --------------------------  -------------------------
                                                       2017        2016        2017          2016           2017         2016
                                                   -----------  ----------   ----------    ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    81,796  $  105,955  $  193,518    $  183,533    $   370,838   $  203,942
 Net realized gain (loss).........................     459,015     507,400     (41,290)     (141,456)       213,753       (7,636)
 Net change in unrealized appreciation
   (depreciation) of investments..................     950,418     522,058      96,590       374,661        209,639       51,361
                                                   -----------  ----------   ----------    ----------   -----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,491,229   1,135,413     248,818       416,738        794,230      247,667
                                                   -----------  ----------   ----------    ----------   -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,222,128   1,018,726     390,955       236,243      8,448,106    1,660,859
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (333,493)      1,633      (7,655)     (205,017)     5,079,323      700,813
 Redemptions for contract benefits and
   terminations...................................    (392,065)   (457,481)   (127,467)     (136,496)    (6,260,023)    (248,596)
 Contract maintenance charges.....................    (423,940)   (377,616)    (59,927)      (63,969)      (900,438)    (292,792)
                                                   -----------  ----------   ----------    ----------   -----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      72,630     185,262     195,906      (169,239)     6,366,968    1,820,284
                                                   -----------  ----------   ----------    ----------   -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   1,563,859   1,320,675     444,724       247,499      7,161,198    2,067,951
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,609,795   7,289,120   3,626,080     3,378,581      9,201,900    7,133,949
                                                   -----------  ----------   ----------    ----------   -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,173,654  $8,609,795  $4,070,804    $3,626,080    $16,363,098   $9,201,900
                                                   ===========  ==========   ==========    ==========   ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                            FIDELITY(R) VIP MID CAP  FIDELITY(R) VIP VALUE  FIDELITY(R) VIP VALUE
                                                                   PORTFOLIO               PORTFOLIO        STRATEGIES PORTFOLIO
                                                           ------------------------  ---------------------  --------------------
                                                               2017         2016        2017       2016       2017       2016
                                                           -----------  -----------  ---------  ----------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................. $    90,039  $    36,418  $   8,342  $    5,919  $  5,354   $  2,911
 Net realized gain (loss).................................   1,330,964      747,468     44,941    (153,827)   85,781      4,024
 Net change in unrealized appreciation (depreciation) of
   investments............................................   3,659,520    1,672,951     59,005     164,236   (21,373)    22,758
                                                           -----------  -----------  ---------  ----------  --------   --------

 Net increase (decrease) in net assets resulting from
   operations.............................................   5,080,523    2,456,837    112,288      16,328    69,762     29,693
                                                           -----------  -----------  ---------  ----------  --------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners....................   4,221,684    2,603,919    105,910      95,615    36,231     48,385
 Transfers between Variable Investment Options including
   guaranteed interest account, net.......................     105,288     (271,169)  (119,852)   (552,639)  102,267    (31,236)
 Redemptions for contract benefits and terminations.......    (917,962)    (916,173)        --     (53,682)   (8,175)   (37,037)
 Contract maintenance charges.............................    (867,228)    (813,854)   (20,317)    (18,570)   (5,410)    (8,624)
                                                           -----------  -----------  ---------  ----------  --------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions............................   2,541,782      602,723    (34,259)   (529,276)  124,913    (28,512)
                                                           -----------  -----------  ---------  ----------  --------   --------
NET INCREASE (DECREASE) IN NET ASSETS.....................   7,622,305    3,059,560     78,029    (512,948)  194,675      1,181
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.................  24,022,690   20,963,130    748,017   1,260,965   334,423    333,242
                                                           -----------  -----------  ---------  ----------  --------   --------

NET ASSETS -- END OF YEAR OR PERIOD....................... $31,644,995  $24,022,690  $ 826,046  $  748,017  $529,098   $334,423
                                                           ===========  ===========  =========  ==========  ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    FRANKLIN MUTUAL SHARES        FRANKLIN RISING         FRANKLIN SMALL CAP
                                                           VIP FUND             DIVIDENDS VIP FUND          VALUE VIP FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   225,656  $   174,705  $   674,106  $   556,167  $    30,630  $    32,979
 Net realized gain (loss).........................     634,235      937,943    2,577,180    7,469,857      675,237      492,702
 Net change in unrealized appreciation
   (depreciation) of investments..................      (6,575)     396,536    6,998,674     (506,598)     424,449    1,457,580
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     853,316    1,509,184   10,249,960    7,519,426    1,130,316    1,983,261
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     637,676      443,595    3,673,492    3,754,883    1,308,322      998,460
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (643,853)  (1,335,442)  (4,651,319)  (2,526,362)    (768,691)   3,470,812
 Redemptions for contract benefits and
   terminations...................................    (205,841)    (237,029)  (2,521,723)  (2,375,388)    (207,995)    (330,120)
 Contract maintenance charges.....................    (255,182)    (236,971)  (1,985,669)  (1,875,557)    (319,086)    (244,870)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (467,200)  (1,365,847)  (5,485,219)  (3,022,424)      12,550    3,894,282
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............     386,116      143,337    4,764,741    4,497,002    1,142,866    5,877,543
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  10,494,998   10,351,661   54,020,212   49,523,210   11,116,532    5,238,989
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,881,114  $10,494,998  $58,784,953  $54,020,212  $12,259,398  $11,116,532
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      FRANKLIN STRATEGIC       GOLDMAN SACHS VIT MID   INVESCO V.I. DIVERSIFIED
                                                        INCOME VIP FUND           CAP VALUE FUND             DIVIDEND FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   875,931  $   939,925  $    34,092  $    93,746  $   209,275  $   119,716
 Net realized gain (loss).........................    (588,707)  (1,283,327)     448,093     (685,083)     893,099      116,530
 Net change in unrealized appreciation
   (depreciation) of investments..................   1,076,759    2,500,906      733,455    1,817,658       15,062      712,244
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,363,983    2,157,504    1,215,640    1,226,321    1,117,436      948,490
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   3,018,047    3,131,462    1,052,624    1,328,602    1,821,907    1,292,791
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,466,577     (803,926)     857,880   (1,560,991)  (1,199,630)   7,880,854
 Redemptions for contract benefits and
   terminations...................................  (1,453,830)  (1,333,229)    (411,149)    (364,564)    (127,609)    (148,426)
 Contract maintenance charges.....................  (1,512,849)  (1,515,838)    (363,330)    (469,094)    (358,741)    (239,776)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   2,517,945     (521,531)   1,136,025   (1,066,047)     135,927    8,785,443
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,881,928    1,635,973    2,351,665      160,274    1,253,363    9,733,933
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  30,796,604   29,160,631   10,371,698   10,211,424   13,211,286    3,477,353
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $34,678,532  $30,796,604  $12,723,363  $10,371,698  $14,464,649  $13,211,286
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   INVESCO V.I.
                                                   INVESCO V.I. GLOBAL REAL    INTERNATIONAL GROWTH    INVESCO V.I. MID CAP CORE
                                                          ESTATE FUND                  FUND                  EQUITY FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016        2017         2016
                                                   -----------  -----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,036,712  $   423,216  $   380,557  $   298,329  $    2,165   $   (8,637)
 Net realized gain (loss).........................     860,124    1,067,703      887,652      352,224      36,137      154,198
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,415,867   (1,057,411)   5,539,640     (873,634)    430,480      245,373
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   4,312,703      433,508    6,807,849     (223,081)    468,782      390,934
                                                   -----------  -----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,520,597    4,148,420    5,145,010    3,323,550     216,944      229,895
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (3,550,837)     115,977   (1,923,108)  (1,687,762)    (82,942)     (41,130)
 Redemptions for contract benefits and
   terminations...................................  (1,027,517)  (1,156,769)    (620,918)    (732,289)    (87,848)    (104,105)
 Contract maintenance charges.....................  (1,218,641)  (1,237,069)    (945,187)    (931,051)    (92,575)     (97,382)
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (1,276,398)   1,870,559    1,655,797      (27,552)    (46,421)     (12,722)
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           81           --          250          --           46
                                                   -----------  -----------  -----------  -----------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,036,305    2,304,148    8,463,646     (250,383)    422,361      378,258
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  35,066,702   32,762,554   30,233,098   30,483,481   3,381,762    3,003,504
                                                   -----------  -----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $38,103,007  $35,066,702  $38,696,744  $30,233,098  $3,804,123   $3,381,762
                                                   ===========  ===========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         INVESCO V.I. SMALL CAP    IVY VIP DIVIDEND
                                                               EQUITY FUND           OPPORTUNITIES          IVY VIP ENERGY
                                                         ----------------------  --------------------  ------------------------
                                                            2017        2016        2017       2016        2017         2016
                                                         ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $  (10,054) $   (8,936) $   10,139  $ 10,255  $    66,553  $   (25,180)
 Net realized gain (loss)...............................    170,891     163,693      36,952    30,642   (1,327,966)  (1,411,935)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    482,329     328,155      85,655    26,829   (1,852,941)   6,511,731
                                                         ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    643,166     482,912     132,746    67,726   (3,114,354)   5,074,616
                                                         ----------  ----------  ----------  --------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    395,973     398,257      91,888    92,945    1,899,122    2,020,029
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........    522,870    (285,697)     83,185    88,745   (2,542,354)     133,517
 Redemptions for contract benefits and terminations.....    (77,531)   (185,222)     (4,879)   (3,089)    (531,475)    (904,685)
 Contract maintenance charges...........................   (180,525)   (173,018)    (26,377)  (22,958)    (704,903)    (731,962)
                                                         ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................    660,787    (245,680)    143,817   155,643   (1,879,610)     516,899
                                                         ----------  ----------  ----------  --------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...................  1,303,953     237,232     276,563   223,369   (4,993,964)   5,591,515
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  4,613,487   4,376,255     748,815   525,446   19,853,005   14,261,490
                                                         ----------  ----------  ----------  --------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $5,917,440  $4,613,487  $1,025,378  $748,815  $14,859,041  $19,853,005
                                                         ==========  ==========  ==========  ========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                          IVY VIP SCIENCE AND
                                                      IVY VIP HIGH INCOME     IVY VIP MID CAP GROWTH          TECHNOLOGY
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,639,044  $ 1,550,404  $   (65,118) $   (71,048) $   (55,927) $   (60,711)
 Net realized gain (loss).........................    (243,257)  (1,132,886)   1,261,615    1,480,499    2,980,396     (785,509)
 Net change in unrealized appreciation
   (depreciation) of investments..................     520,815    3,021,765    5,684,352       80,674    4,359,672      968,324
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,916,602    3,439,283    6,880,849    1,490,125    7,284,141      122,104
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   3,681,097    3,200,368    2,587,942    2,389,147    3,120,389    3,035,482
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     659,329    3,828,792   (2,033,341)  (3,592,415)    (211,732)  (5,158,320)
 Redemptions for contract benefits and
   terminations...................................    (897,197)    (907,093)    (997,960)    (732,369)  (1,057,746)  (1,044,770)
 Contract maintenance charges.....................  (1,264,121)  (1,190,062)    (939,321)    (940,722)    (965,946)    (915,436)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   2,179,108    4,932,005   (1,382,680)  (2,876,359)     884,965   (4,083,044)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --          (18)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   4,095,710    8,371,270    5,498,169   (1,386,234)   8,169,106   (3,960,940)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  28,761,382   20,390,112   26,707,399   28,093,633   22,549,860   26,510,800
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $32,857,092  $28,761,382  $32,205,568  $26,707,399  $30,718,966  $22,549,860
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 LAZARD RETIREMENT
                                                       IVY VIP SMALL CAP         EMERGING MARKETS         MFS(R) INTERNATIONAL
                                                            GROWTH               EQUITY PORTFOLIO           VALUE PORTFOLIO
                                                   ------------------------  ------------------------  -------------------------
                                                       2017         2016         2017         2016         2017          2016
                                                   -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (23,455) $   (23,690) $   977,752  $   389,261  $  1,038,336  $   706,709
 Net realized gain (loss).........................     107,204       71,839    1,859,951   (2,201,382)    2,957,469    4,009,011
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,025,126      257,071   10,959,347   10,014,015    17,111,049   (2,130,374)
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   2,108,875      305,220   13,797,050    8,201,894    21,106,854    2,585,346
                                                   -----------  -----------  -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,014,519    1,056,086    6,447,237    5,962,153     9,685,919    8,058,558
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,364,503   (1,000,537)   2,825,972   (2,692,687)    6,120,350    1,601,653
 Redemptions for contract benefits and
   terminations...................................    (433,924)    (284,498)  (1,635,949)  (1,179,787)   (2,954,909)  (2,137,370)
 Contract maintenance charges.....................    (339,263)    (335,708)  (1,960,823)  (1,849,749)   (2,705,204)  (2,408,129)
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,605,835     (564,657)   5,676,437      239,930    10,146,156    5,114,712
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --          150           --           --            48          734
                                                   -----------  -----------  -----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,714,710     (259,287)  19,473,487    8,441,824    31,253,058    7,700,792
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,691,414    8,950,701   47,515,489   39,073,665    77,174,030   69,473,238
                                                   -----------  -----------  -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $12,406,124  $ 8,691,414  $66,988,976  $47,515,489  $108,427,088  $77,174,030
                                                   ===========  ===========  ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  MFS(R) MASSACHUSETTS
                                                         MFS(R) INVESTORS TRUST     INVESTORS GROWTH
                                                                 SERIES              STOCK PORTFOLIO     MFS(R) UTILITIES SERIES
                                                         ----------------------  ----------------------  ----------------------
                                                            2017        2016        2017        2016        2017        2016
                                                         ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $    9,717  $    7,339  $    6,356  $    2,621  $   93,254  $   80,746
 Net realized gain (loss)...............................    161,574     257,155     216,672     329,512     (94,410)    (97,253)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    484,584     (59,254)    790,808    (210,202)    314,357     226,428
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    655,875     205,240   1,013,836     121,931     313,201     209,921
                                                         ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    279,046     191,529     580,824     376,065     271,214     287,217
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........    595,850     134,775    (319,403)  1,299,093    (753,471)    519,242
 Redemptions for contract benefits and terminations.....     (9,822)    (23,154)   (133,375)    (62,743)    (58,229)    (48,633)
 Contract maintenance charges...........................   (111,975)    (89,841)   (166,280)   (124,376)    (59,555)    (52,885)
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................    753,099     213,309     (38,234)  1,488,039    (600,041)    704,941
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.....................         --         400          --          --          --          --
                                                         ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS...................  1,408,974     418,949     975,602   1,609,970    (286,840)    914,862
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  2,617,579   2,198,630   3,765,152   2,155,182   2,554,958   1,640,096
                                                         ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $4,026,553  $2,617,579  $4,740,754  $3,765,152  $2,268,118  $2,554,958
                                                         ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                       MULTIMANAGER             MULTIMANAGER CORE       MULTIMANAGER MID CAP
                                                    AGGRESSIVE EQUITY*                BOND*                    GROWTH*
                                                --------------------------  ------------------------  ------------------------
                                                    2017          2016          2017         2016         2017         2016
                                                ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $ (1,595,863) $    (26,322) $ 1,196,584  $ 1,292,251  $   (75,591) $   (69,471)
 Net realized gain (loss)......................   19,467,828    17,475,969   (1,016,350)    (609,274)   1,892,769      161,673
 Net change in unrealized appreciation
   (depreciation) of investments...............   90,566,246    (7,316,937)   1,627,190    1,005,455    4,700,332    1,794,279
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................  108,438,211    10,132,710    1,807,424    1,688,432    6,517,510    1,886,481
                                                ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   20,579,052    21,173,655    3,921,284    4,664,444    1,409,088    2,261,959
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (7,898,955)  (12,676,278)  (5,037,961)    (392,356)  (5,305,433)  (1,186,179)
 Redemptions for contract benefits and
   terminations................................  (19,931,528)  (19,690,818)  (2,335,291)  (2,579,741)  (1,536,075)  (1,358,147)
 Contract maintenance charges..................  (21,448,107)  (22,285,351)  (3,426,225)  (4,677,997)  (1,107,159)  (2,423,901)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (28,699,538)  (33,478,792)  (6,878,193)  (2,985,650)  (6,539,579)  (2,706,268)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........           --        59,399           --           --           --           --
                                                ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   79,738,673   (23,286,683)  (5,070,769)  (1,297,218)     (22,069)    (819,787)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  377,398,944   400,685,627   69,713,882   71,011,100   29,788,852   30,608,639
                                                ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $457,137,617  $377,398,944  $64,643,113  $69,713,882  $29,766,783  $29,788,852
                                                ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     MULTIMANAGER MID CAP           MULTIMANAGER           NATURAL RESOURCES
                                                            VALUE*                  TECHNOLOGY*                PORTFOLIO
                                                   ------------------------  -------------------------  ----------------------
                                                       2017         2016         2017          2016        2017        2016
                                                   -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   147,060  $   277,848  $   (430,334) $  (332,970) $       --  $       --
 Net realized gain (loss).........................   5,540,659    2,739,141    16,358,155    9,115,746     314,388     (43,254)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,234,798)   4,705,902    19,494,100   (1,665,435)   (382,799)    880,512
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   3,452,921    7,722,891    35,421,921    7,117,341     (68,411)    837,258
                                                   -----------  -----------  ------------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,634,900    1,717,409     6,136,240    5,675,448     248,271     236,302
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (7,561,096)  (2,532,146)    3,719,728   (1,663,223)    208,084     313,219
 Redemptions for contract benefits and
   terminations...................................  (2,125,087)  (1,909,914)   (4,483,939)  (3,888,225)     (2,552)    (55,343)
 Contract maintenance charges.....................  (1,631,364)  (2,002,893)   (4,042,608)  (3,903,058)    (32,011)    (33,743)
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (9,682,647)  (4,727,544)    1,329,421   (3,779,058)    421,792     460,435
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --            --           --          --          67
                                                   -----------  -----------  ------------  -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............  (6,229,726)   2,995,347    36,751,342    3,338,283     353,381   1,297,760
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  47,451,235   44,455,888    90,925,657   87,587,374   3,923,715   2,625,955
                                                   -----------  -----------  ------------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $41,221,509  $47,451,235  $127,676,999  $90,925,657  $4,277,096  $3,923,715
                                                   ===========  ===========  ============  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                             PIMCO
                                                    COMMODITYREALRETURN(R)       PIMCO REAL RETURN        PIMCO TOTAL RETURN
                                                      STRATEGY PORTFOLIO             PORTFOLIO                 PORTFOLIO
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,042,484  $    74,031  $   494,130  $   471,361  $ 1,029,326  $ 1,116,683
 Net realized gain (loss).........................  (1,020,101)  (1,357,961)    (439,868)    (817,143)    (550,180)  (1,103,517)
 Net change in unrealized appreciation
   (depreciation) of investments..................     202,280    2,514,773      742,968    1,448,230    2,218,288    1,458,494
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     224,663    1,230,843      797,230    1,102,448    2,697,434    1,471,660
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,198,968    1,300,602    2,499,290    2,476,743    4,583,684    5,259,302
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     259,203     (282,892)  (1,025,451)    (625,994)    (358,796)  (2,994,678)
 Redemptions for contract benefits and
   terminations...................................    (217,289)    (266,704)    (932,286)    (893,655)  (2,041,741)  (2,602,437)
 Contract maintenance charges.....................    (441,892)    (468,450)  (1,165,965)  (1,217,278)  (2,419,222)  (2,461,864)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     798,990      282,556     (624,412)    (260,184)    (236,075)  (2,799,677)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --       15,988           --           --           15
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   1,023,653    1,513,399      188,806      842,264    2,461,359   (1,328,002)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   9,589,174    8,075,775   24,192,973   23,350,709   62,103,543   63,431,545
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,612,827  $ 9,589,174  $24,381,779  $24,192,973  $64,564,902  $62,103,543
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         T. ROWE PRICE EQUITY      T. ROWE PRICE HEALTH
                                                         INCOME PORTFOLIO - II   SCIENCES PORTFOLIO - II  TARGET 2015 ALLOCATION*
                                                       ------------------------  -----------------------  ----------------------
                                                           2017         2016        2017         2016        2017        2016
                                                       -----------  -----------  ----------  -----------  ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   167,523  $   201,864  $       --  $        --  $   24,923   $  4,151
 Net realized gain (loss).............................   1,630,941    2,867,600     430,792     (484,995)     73,712      3,672
 Net change in unrealized appreciation (depreciation)
   of investments.....................................     134,619     (703,595)    969,308     (197,727)     74,452      7,085
                                                       -----------  -----------  ----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   operations.........................................   1,933,083    2,365,869   1,400,100     (682,722)    173,087     14,908
                                                       -----------  -----------  ----------  -----------  ----------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................     961,625      883,206   1,290,090      972,445      59,562     53,533
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........     (22,439)  (6,288,329)   (679,454)  (1,677,154)  1,382,599      7,160
 Redemptions for contract benefits and terminations...  (1,003,917)    (923,908)   (167,567)    (134,689)         --         --
 Contract maintenance charges.........................    (518,978)    (448,373)    (83,440)     (68,973)    (11,125)   (10,097)
                                                       -----------  -----------  ----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................    (583,709)  (6,777,404)    359,629     (908,371)  1,431,036     50,596
                                                       -----------  -----------  ----------  -----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS.................   1,349,374   (4,411,535)  1,759,729   (1,591,093)  1,604,123     65,504
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  12,645,602   17,057,137   4,398,805    5,989,898     288,352    222,848
                                                       -----------  -----------  ----------  -----------  ----------   --------

NET ASSETS -- END OF YEAR OR PERIOD................... $13,994,976  $12,645,602  $6,158,534  $ 4,398,805  $1,892,475   $288,352
                                                       ===========  ===========  ==========  ===========  ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        TARGET 2025 ALLOCATION* TARGET 2035 ALLOCATION* TARGET 2045 ALLOCATION*
                                                        ----------------------  ----------------------  ---------------------
                                                           2017        2016        2017        2016        2017         2016
                                                        ----------  ----------  ----------  ----------  ----------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   95,880  $   26,757  $   40,567  $   16,936  $   23,213   $   9,709
 Net realized gain (loss)..............................     75,888      (5,126)     31,591      (3,749)     34,871     (11,817)
 Net change in unrealized appreciation (depreciation)
   of investments......................................    602,049     121,584     308,373      85,638     176,698      55,407
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in net assets resulting from
   operations..........................................    773,817     143,215     380,531      98,825     234,782      53,299
                                                        ----------  ----------  ----------  ----------  ----------   ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    433,499     393,839     272,395     234,831     336,458     185,787
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  4,539,714     381,300   1,451,315     192,890     544,878     124,475
 Redemptions for contract benefits and terminations....    (94,790)     (6,906)    (59,515)       (182)    (14,748)   (134,950)
 Contract maintenance charges..........................    (98,478)    (80,965)    (75,081)    (46,790)    (78,386)    (45,554)
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  4,779,945     687,268   1,589,114     380,749     788,202     129,758
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP....................         --          --          --          13          --          (7)
                                                        ----------  ----------  ----------  ----------  ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS..................  5,553,762     830,483   1,969,645     479,587   1,022,984     183,050
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  2,091,710   1,261,227   1,343,510     863,923     754,389     571,339
                                                        ----------  ----------  ----------  ----------  ----------   ---------

NET ASSETS -- END OF YEAR OR PERIOD.................... $7,645,472  $2,091,710  $3,313,155  $1,343,510  $1,777,373   $ 754,389
                                                        ==========  ==========  ==========  ==========  ==========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                TEMPLETON DEVELOPING     TEMPLETON GLOBAL BOND
                                                      TARGET 2055 ALLOCATION*     MARKETS VIP FUND             VIP FUND
                                                      ----------------------  -----------------------  ------------------------
                                                        2017        2016          2017        2016         2017         2016
                                                       --------    --------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $  7,608    $  2,850    $   101,719  $   52,281  $   (82,617) $   (82,649)
 Net realized gain (loss)............................   12,353      14,372          4,178    (881,957)    (566,721)  (1,891,254)
 Net change in unrealized appreciation
   (depreciation) of investments.....................   70,907         568      4,129,479   2,209,641    1,332,521    3,047,797
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations...................................   90,868      17,790      4,235,376   1,379,965      683,183    1,073,894
                                                       --------    --------   -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............  130,055      75,013      1,346,057   1,263,670    4,753,578    4,971,611
 Transfers between Variable Investment Options
   including guaranteed interest account, net........  224,166     132,454      3,240,016    (136,048)   2,173,998   (3,363,074)
 Redemptions for contract benefits and terminations..  (85,020)       (205)      (358,079)   (237,831)  (1,421,384)  (1,602,462)
 Contract maintenance charges........................  (17,991)     (6,349)      (582,691)   (510,574)  (2,031,425)  (2,068,363)
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................  251,210     200,913      3,645,303     379,217    3,474,767   (2,062,288)
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP..................       --          --             63          80           --           --
                                                       --------    --------   -----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS................  342,078     218,703      7,880,742   1,759,262    4,157,950     (988,394)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  264,290      45,587      9,563,480   7,804,218   41,472,889   42,461,283
                                                       --------    --------   -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $606,368    $264,290    $17,444,222  $9,563,480  $45,630,839  $41,472,889
                                                       ========    ========   ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                            VANGUARD VARIABLE
                                                        TEMPLETON GROWTH VIP    VANECK VIP GLOBAL HARD   INSURANCE FUND - EQUITY
                                                                FUND                  ASSETS FUND            INDEX PORTFOLIO
                                                       ----------------------  ------------------------  -----------------------
                                                          2017        2016         2017         2016        2017         2016
                                                       ----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   66,788  $   76,332  $   (25,308) $    16,218  $   93,100  $   135,321
 Net realized gain (loss).............................    (35,835)     57,829     (542,822)  (1,327,347)    790,061      935,244
 Net change in unrealized appreciation (depreciation)
   of investments.....................................    790,464     258,173      284,049    5,232,314     625,587     (224,311)
                                                       ----------  ----------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations.........................................    821,417     392,334     (284,081)   3,921,185   1,508,748      846,254
                                                       ----------  ----------  -----------  -----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................    357,549     412,123    1,460,432    1,589,977     345,043      503,413
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........    (97,295)   (416,987)    (751,613)     (32,349)    132,959     (235,493)
 Redemptions for contract benefits and terminations...   (166,930)    (94,273)    (401,384)    (436,893)   (205,024)  (1,606,971)
 Contract maintenance charges.........................   (229,794)   (229,386)    (581,986)    (614,682)   (123,888)    (156,742)
                                                       ----------  ----------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................   (136,470)   (328,523)    (274,551)     506,053     149,090   (1,495,793)
                                                       ----------  ----------  -----------  -----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.................    684,947      63,811     (558,632)   4,427,238   1,657,838     (649,539)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  4,576,794   4,512,983   12,986,601    8,559,363   7,254,068    7,903,607
                                                       ----------  ----------  -----------  -----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................... $5,261,741  $4,576,794  $12,427,969  $12,986,601  $8,911,906  $ 7,254,068
                                                       ==========  ==========  ===========  ===========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                                            2017                        2016
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                   SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
1290 VT CONVERTIBLE SECURITIES....................      B            7       (1)       6        --      --        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION.............      B           78      (10)      68        88     (32)       56

1290 VT DOUBLELINE OPPORTUNISTIC BOND.............      B            3       --        3        --      --        --

1290 VT EQUITY INCOME.............................      A            4       (3)       1         6      (8)       (2)
1290 VT EQUITY INCOME.............................      B            6       (8)      (2)       10     (16)       (6)

1290 VT GAMCO MERGERS & ACQUISITIONS..............      A           31       (5)      26         4      (7)       (3)
1290 VT GAMCO MERGERS & ACQUISITIONS..............      B           14      (13)       1        17     (21)       (4)

1290 VT GAMCO SMALL COMPANY VALUE.................      A          121     (102)      19        69     (48)       21
1290 VT GAMCO SMALL COMPANY VALUE.................      B           44      (54)     (10)       46     (70)      (24)

1290 VT SMARTBETA EQUITY..........................      B           10       (2)       8        13      --        13

1290 VT SOCIALLY RESPONSIBLE......................      A            1       (1)      --        --      --        --
1290 VT SOCIALLY RESPONSIBLE......................      B            7       (5)       2         5      (2)        3

ALL ASSET GROWTH-ALT 20...........................      B          125      (32)      93        39     (17)       22

AMERICAN CENTURY VP MID CAP VALUE FUND............   CLASS II      133      (78)      55       146     (70)       76

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................   CLASS 4        35      (13)      22        21     (17)        4

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................   CLASS 4        82      (32)      50        84     (51)       33

AXA 400 MANAGED VOLATILITY........................      B            8       (6)       2         6      (3)        3

AXA 500 MANAGED VOLATILITY........................      B           12       (6)       6        15     (12)        3

AXA 2000 MANAGED VOLATILITY.......................      B            9       (4)       5        10      (7)        3

AXA AGGRESSIVE ALLOCATION.........................      A           44      (48)      (4)       39     (77)      (38)
AXA AGGRESSIVE ALLOCATION.........................      B           22      (33)     (11)       21     (40)      (19)

AXA BALANCED STRATEGY.............................      B           47      (10)      37        33     (18)       15

AXA CONSERVATIVE ALLOCATION.......................      A           31      (48)     (16)       35     (49)      (14)
AXA CONSERVATIVE ALLOCATION.......................      B            7      (19)     (12)        7     (10)       (3)

AXA CONSERVATIVE GROWTH STRATEGY..................      B           10       (5)       5         7      (4)        3

AXA CONSERVATIVE STRATEGY.........................      B            3       (5)      (2)        3      (1)        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                    2017                        2016
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                           SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                           ------------- ------- -------- ---------- ------- -------- ----------
AXA CONSERVATIVE-PLUS ALLOCATION..........................       A          60      (34)      26        42      (58)      (16)
AXA CONSERVATIVE-PLUS ALLOCATION..........................       B          10      (15)      (5)       16      (19)       (3)

AXA GLOBAL EQUITY MANAGED VOLATILITY......................       A           6       (7)      (1)        6      (12)       (6)
AXA GLOBAL EQUITY MANAGED VOLATILITY......................       B           9      (48)     (39)       12      (55)      (43)

AXA GROWTH STRATEGY.......................................       B          35       (9)      26        41      (16)       25

AXA INTERNATIONAL CORE MANAGED VOLATILITY.................       A           2       (7)      (5)        4       (9)       (5)
AXA INTERNATIONAL CORE MANAGED VOLATILITY.................       B          11      (65)     (54)       39      (48)       (9)

AXA INTERNATIONAL MANAGED VOLATILITY......................       B           7       (3)       4        14      (10)        4

AXA INTERNATIONAL VALUE MANAGED VOLATILITY................       A          11      (11)      --        12      (15)       (3)
AXA INTERNATIONAL VALUE MANAGED VOLATILITY................       B          17      (46)     (29)       30      (52)      (22)

AXA LARGE CAP CORE MANAGED VOLATILITY.....................       A           4       (2)       2         4       (3)        1
AXA LARGE CAP CORE MANAGED VOLATILITY.....................       B           5      (13)      (8)       10      (16)       (6)

AXA LARGE CAP GROWTH MANAGED VOLATILITY...................       A           8      (16)      (8)        9      (17)       (8)
AXA LARGE CAP GROWTH MANAGED VOLATILITY...................       B          10      (62)     (52)       13      (71)      (58)

AXA LARGE CAP VALUE MANAGED VOLATILITY....................       A          25     (111)     (86)       17     (133)     (116)
AXA LARGE CAP VALUE MANAGED VOLATILITY....................       B          10      (48)     (38)        9      (65)      (56)

AXA MID CAP VALUE MANAGED VOLATILITY......................       A          14      (62)     (48)       16      (73)      (57)
AXA MID CAP VALUE MANAGED VOLATILITY......................       B           2       (4)      (2)        3       (4)       (1)

AXA MODERATE ALLOCATION...................................       A         124     (147)     (23)       95     (163)      (68)
AXA MODERATE ALLOCATION...................................       B          31      (78)     (47)       34      (87)      (53)

AXA MODERATE GROWTH STRATEGY..............................       B          52      (43)       9        77      (25)       52

AXA MODERATE-PLUS ALLOCATION..............................       A         160     (157)       3       156     (154)        2
AXA MODERATE-PLUS ALLOCATION..............................       B          47      (87)     (40)       57      (87)      (30)

AXA/AB SMALL CAP GROWTH...................................       A          33      (52)     (19)       32      (54)      (22)
AXA/AB SMALL CAP GROWTH...................................       B           4      (19)     (15)        7      (24)      (17)

AXA/CLEARBRIDGE LARGE CAP GROWTH..........................       A          21      (42)     (21)       28      (32)       (4)
AXA/CLEARBRIDGE LARGE CAP GROWTH..........................       B          22      (56)     (34)       34      (88)      (54)

AXA/JANUS ENTERPRISE......................................       A          11      (15)      (4)        5      (21)      (16)
AXA/JANUS ENTERPRISE......................................       B          15      (18)      (3)       11      (14)       (3)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                    2017                        2016
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                           SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                           ------------- ------- -------- ---------- ------- -------- ----------

AXA/LOOMIS SAYLES GROWTH..................................       A          30      (21)       9        43      (18)       25
AXA/LOOMIS SAYLES GROWTH..................................       B          13      (13)      --        26      (22)        4

BLACKROCK GLOBAL ALLOCATION V.I. FUND.....................   CLASS III      67      (45)      22        63      (95)      (32)

CHARTER/SM/ MULTI-SECTOR BOND.............................       A          17      (49)     (32)       16      (29)      (13)
CHARTER/SM/ MULTI-SECTOR BOND.............................       B          12      (18)      (6)       11      (15)       (4)

CHARTER/SM/ SMALL CAP GROWTH..............................       B           9      (10)      (1)        4      (13)       (9)

CHARTER/SM/ SMALL CAP VALUE...............................       A           1       (4)      (3)        3       (5)       (2)
CHARTER/SM/ SMALL CAP VALUE...............................       B           5       (9)      (4)        3       (9)       (6)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO....................   CLASS II       27       (2)      25        --       --        --

EQ/BLACKROCK BASIC VALUE EQUITY...........................       A          90      (89)       1        47      (43)        4
EQ/BLACKROCK BASIC VALUE EQUITY...........................       B          17      (48)     (31)       28      (64)      (36)

EQ/CAPITAL GUARDIAN RESEARCH..............................       A          12      (10)       2        11      (13)       (2)
EQ/CAPITAL GUARDIAN RESEARCH..............................       B          22      (41)     (19)       10      (50)      (40)

EQ/COMMON STOCK INDEX.....................................       A         257     (321)     (64)      174     (238)      (64)
EQ/COMMON STOCK INDEX.....................................       B          41      (71)     (30)       55      (90)      (35)

EQ/CORE BOND INDEX........................................       A         191     (209)     (18)       30      (37)       (7)
EQ/CORE BOND INDEX........................................       B          25      (18)       7        29      (21)        8

EQ/EQUITY 500 INDEX.......................................       A         335     (234)     101       305     (412)     (107)
EQ/EQUITY 500 INDEX.......................................       B         134      (97)      37       137     (110)       27

EQ/GLOBAL BOND PLUS.......................................       A          23      (23)      --        27      (21)        6
EQ/GLOBAL BOND PLUS.......................................       B          10      (11)      (1)       11       (8)        3

EQ/INTERMEDIATE GOVERNMENT BOND...........................       A          93      (77)      16       110      (79)       31
EQ/INTERMEDIATE GOVERNMENT BOND...........................       B           9      (21)     (12)       38      (23)       15

EQ/INTERNATIONAL EQUITY INDEX.............................       A         208     (165)      43       147     (167)      (20)
EQ/INTERNATIONAL EQUITY INDEX.............................       B          40      (38)       2        33      (50)      (17)

EQ/INVESCO COMSTOCK.......................................       A          32      (18)      14         9      (29)      (20)
EQ/INVESCO COMSTOCK.......................................       B           9       (8)       1         6      (12)       (6)

EQ/JPMORGAN VALUE OPPORTUNITIES...........................       A          22      (13)       9         9       (7)        2
EQ/JPMORGAN VALUE OPPORTUNITIES...........................       B          32      (16)      16        21      (27)       (6)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 2017                        2016
                                                                      --------------------------  --------------------------
                                                                       UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                      ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                       SHARE CLASS**  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                      --------------- ------- -------- ---------- ------- -------- ----------

EQ/LARGE CAP GROWTH INDEX............................        A            15      (11)       4        15      (10)      5
EQ/LARGE CAP GROWTH INDEX............................        B            32      (65)     (33)       43      (94)    (51)

EQ/LARGE CAP VALUE INDEX.............................        A            27      (30)      (3)       43      (32)     11
EQ/LARGE CAP VALUE INDEX.............................        B            21      (11)      10        25      (17)      8

EQ/MFS INTERNATIONAL GROWTH..........................        B            44      (44)      --        32      (34)     (2)

EQ/MID CAP INDEX.....................................        A            41      (22)      19        27      (19)      8
EQ/MID CAP INDEX.....................................        B            92      (60)      32        28      (47)    (19)

EQ/MONEY MARKET......................................        A         3,502   (3,722)    (220)    3,537   (3,387)    150
EQ/MONEY MARKET......................................        B           474     (416)      58       670     (653)     17

EQ/PIMCO ULTRA SHORT BOND............................        A            32      (19)      13        10      (30)    (20)
EQ/PIMCO ULTRA SHORT BOND............................        B            21      (17)       4        20      (31)    (11)

EQ/QUALITY BOND PLUS.................................        A            36      (66)     (30)       32      (37)     (5)
EQ/QUALITY BOND PLUS.................................        B            11      (18)      (7)       14      (17)     (3)

EQ/SMALL COMPANY INDEX...............................        A            60      (31)      29        38      (31)      7
EQ/SMALL COMPANY INDEX...............................        B            16       (7)       9        15       (8)      7

EQ/T. ROWE PRICE GROWTH STOCK........................        A           178     (113)      65       129      (90)     39
EQ/T. ROWE PRICE GROWTH STOCK........................        B            61      (42)      19        37      (78)    (41)

EQ/UBS GROWTH & INCOME...............................        B            33      (20)      13         8      (20)    (12)

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO...... SERVICE CLASS 2      3       (2)       1         3       (4)     (1)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............. SERVICE CLASS 2    105      (70)      35        60      (92)    (32)

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.............. SERVICE CLASS 2     16      (11)       5        16       (4)     12

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.... SERVICE CLASS 2     44      (21)      23        56      (50)      6

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO............ SERVICE CLASS 2     30      (23)       7        24      (21)      3

FIDELITY(R) VIP HIGH INCOME PORTFOLIO................ SERVICE CLASS 2     21      (15)       6        16      (14)      2

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...... SERVICE CLASS 2    289     (150)     139       151      (87)     64

FIDELITY(R) VIP MID CAP PORTFOLIO.................... SERVICE CLASS 2    108      (67)      41        61      (35)     26

FIDELITY(R) VIP VALUE PORTFOLIO...................... SERVICE CLASS 2      4       (1)       3         5       (5)     --

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........... SERVICE CLASS 2      4       (1)       3         1       (2)     (1)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  2017                        2016
                                                                       --------------------------  --------------------------
                                                                        UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                       ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                        SHARE CLASS**  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                        -------------- ------- -------- ---------- ------- -------- ----------

FRANKLIN MUTUAL SHARES VIP FUND........................    CLASS 2        22      (16)       6        13      (20)      (7)

FRANKLIN RISING DIVIDENDS VIP FUND.....................    CLASS 2        25      (53)     (28)       56      (72)     (16)

FRANKLIN SMALL CAP VALUE VIP FUND......................    CLASS 2        81      (40)      41        74      (34)      40

FRANKLIN STRATEGIC INCOME VIP FUND.....................    CLASS 2        49      (31)      18        41      (46)      (5)

GOLDMAN SACHS VIT MID CAP VALUE FUND................... SERVICE SHARES    26      (19)       7        12      (18)      (6)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................   SERIES II      166     (146)      20       488      (70)     418

INVESCO V.I. GLOBAL REAL ESTATE FUND...................   SERIES II      100      (75)      25       103      (68)      35

INVESCO V.I. INTERNATIONAL GROWTH FUND.................   SERIES II      247     (189)      58       110      (87)      23

INVESCO V.I. MID CAP CORE EQUITY FUND..................   SERIES II       12       (6)       6         7       (5)       2

INVESCO V.I. SMALL CAP EQUITY FUND.....................   SERIES II       11       (4)       7         5       (7)      (2)

IVY VIP DIVIDEND OPPORTUNITIES.........................    CLASS II        8       (4)       4        13      (12)       1

IVY VIP ENERGY.........................................    CLASS II       72      (81)      (9)      101      (66)      35

IVY VIP HIGH INCOME....................................    CLASS II      186      (93)      93       210     (116)      94

IVY VIP MID CAP GROWTH.................................    CLASS II       53      (42)      11        41      (57)     (16)

IVY VIP SCIENCE AND TECHNOLOGY.........................    CLASS II       78      (74)       4        73      (96)     (23)

IVY VIP SMALL CAP GROWTH...............................    CLASS II       26      (17)       9        28      (31)      (3)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.... SERVICE SHARES   342     (160)     182       281     (190)      91

MFS(R) INTERNATIONAL VALUE PORTFOLIO................... SERVICE CLASS    300     (118)     182       253     (146)     107

MFS(R) INVESTORS TRUST SERIES.......................... SERVICE CLASS      8       (5)       3         6       (4)       2

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.. SERVICE CLASS      8       (7)       1        10       (4)       6

MFS(R) UTILITIES SERIES................................ SERVICE CLASS     19      (32)     (13)       44      (15)      29

MULTIMANAGER AGGRESSIVE EQUITY.........................       A           24      (56)     (32)       15      (59)     (44)
MULTIMANAGER AGGRESSIVE EQUITY.........................       B           14      (17)      (3)        6      (22)     (16)

MULTIMANAGER CORE BOND.................................       A           34      (23)      11        36      (26)      10
MULTIMANAGER CORE BOND.................................       B           43      (79)     (36)       31      (43)     (12)

MULTIMANAGER MID CAP GROWTH............................       A            1       (2)      (1)       --       (3)      (3)
MULTIMANAGER MID CAP GROWTH............................       B            5      (33)     (28)        9      (18)      (9)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                         UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                        ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                      SHARE CLASS**     (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   -------------------- ------- -------- ---------- ------- -------- ----------

MULTIMANAGER MID CAP VALUE........................          A               2       (6)      (4)        4       (5)      (1)
MULTIMANAGER MID CAP VALUE........................          B               6      (39)     (33)        5      (22)     (17)

MULTIMANAGER TECHNOLOGY...........................          A              37      (38)      (1)       25      (27)      (2)
MULTIMANAGER TECHNOLOGY...........................          B              34      (26)       8        23      (40)     (17)

NATURAL RESOURCES PORTFOLIO.......................       CLASS II         196     (180)      16        40      (24)      16

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...    ADVISOR CLASS        29      (18)      11        27      (23)       4

PIMCO REAL RETURN PORTFOLIO.......................    ADVISOR CLASS        83      (63)      20        78      (94)     (16)

PIMCO TOTAL RETURN PORTFOLIO......................    ADVISOR CLASS       130     (132)      (2)      161     (176)     (15)

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II........       CLASS II          18      (21)      (3)       21      (65)     (44)

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II......       CLASS II          48      (39)       9        53      (39)      14

TARGET 2015 ALLOCATION............................          B              44      (24)      20         3       (1)       2

TARGET 2025 ALLOCATION............................          B              68      (18)      50        26       (6)      20

TARGET 2035 ALLOCATION............................          B              28       (6)      22        11       (5)       6

TARGET 2045 ALLOCATION............................          B              25      (12)      13         6       (7)      (1)

TARGET 2055 ALLOCATION............................          B               8       (2)       6         2       --        2

TEMPLETON DEVELOPING MARKETS VIP FUND.............       CLASS 2           87      (54)      33        29      (26)       3

TEMPLETON GLOBAL BOND VIP FUND....................       CLASS 2          150      (93)      57       100     (100)      --

TEMPLETON GROWTH VIP FUND.........................       CLASS 2            5       (6)      (1)        6       (8)      (2)

VANECK VIP GLOBAL HARD ASSETS FUND................    CLASS S SHARES       50      (54)      (4)       84      (76)       8

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO........................................ INVESTOR SHARE CLASS     7       (7)      --         6      (12)      (6)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities/(1)/
  .   1290 VT Doubleline Dynamic Allocation/(2)/
  .   1290 VT Doubleline Opportunistic Bond/(3) /
  .   1290 VT Equity Income/(4)/
  .   1290 VT Gamco Mergers & Acquisitions/(5)/
  .   1290 VT Gamco Small Company Value/(6)/
  .   1290 VT SmartBeta Equity/(7) /
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Small Cap Growth
  .   AXA/Clearbridge Large Cap Growth
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager: Growth Portfolio
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Government Money Market Portfolio
  .   Fidelity(R) VIP Growth & Income Portfolio
  .   Fidelity(R) VIP High Income Portfolio
  .   Fidelity(R) VIP Investment Grade Bond Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Value Portfolio
  .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Mutual Shares VIP Fund
  .   Franklin Rising Dividends VIP Fund
  .   Franklin Small Cap Value VIP Fund
  .   Franklin Strategic Income VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Dividend Opportunities
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Science And Technology
  .   Ivy VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  .   Clearbridge Variable Mid Cap Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Real Return Portfolio
  .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio - II
  .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
  .   Natural Resources Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
  .   Vanguard Variable Insurance Fund - Equity Index Portfolio


  (1)Formerly known as EQ/Convertible Securities.
  (2)Formerly known as All Asset Moderate Growth - Alt 15.
  (3)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (4)Formerly known as EQ/Boston Advisors Equity Income.

  (5)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (6)Formerly known as EQ/GAMCO Small Company Value.
  (7)Formerly known as AXA SmartBeta Equity.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)


   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life                   .   IL Legacy II
 .   Incentive Life                     .   IL Legacy III
 .   Incentive Life 2000                .   IL Protector/SM/
 .   Incentive Life Sales (1999 and     .   Incentive Life COLI
     after)                             .   Incentive Life COLI '04
 .   Incentive Life '02                 .   Champion 2000
 .   Incentive Life '06                 .   Survivorship 2000
 .   Incentive Life(R) Optimizer        .   Survivorship Incentive Life 1999
 .   Incentive Life Optimizer. II       .   Survivorship Incentive Life '02
 .   Incentive Life Optimizer. III      .   Survivorship Incentive Life(R)
 .   Incentive Life Plus/SM/                Legacy
 .   Incentive Life Plus Original       .   SP-Flex
     Series                             .   Corporate Owned Incentive Life(R)
 .   Paramount Life
 .   IL Legacy

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)


   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account, and/or index fund options of Separate Account No. 67.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

3. Fair Value Disclosures (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolio

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                              PURCHASES     SALES
                                                             ----------- -----------
1290 VT Convertible Securities.............................. $   688,313 $    76,163
1290 VT DoubleLine Dynamic Allocation.......................   3,061,847     587,713
1290 VT DoubleLine Opportunistic Bond.......................     223,368      20,905
1290 VT Equity Income.......................................   3,587,928   2,172,395
1290 VT Gamco Mergers & Acquisitions........................   3,541,383   2,253,110
1290 VT Gamco Small Company Value...........................  32,229,515  20,265,579
1290 VT SmartBeta Equity....................................     436,614      69,715
1290 VT Socially Responsible................................   1,851,746   1,042,905
All Asset Growth-Alt 20.....................................   4,792,231   4,488,053
American Century VP Mid Cap Value Fund......................  12,785,864  11,950,075
American Funds Insurance Series(R) Global Small
 Capitalization Fund/SM/....................................   3,078,183   1,035,732
American Funds Insurance Series(R) New World Fund(R)........   4,050,624   1,614,868
AXA 400 Managed Volatility..................................   1,937,390   1,028,198
AXA 500 Managed Volatility..................................   2,797,303   1,169,463
AXA 2000 Managed Volatility.................................   1,687,814     741,607
AXA Aggressive Allocation...................................  17,528,644  16,428,366
AXA Balanced Strategy.......................................   8,088,494   1,483,605
AXA Conservative Allocation.................................   4,361,308   7,757,433
AXA Conservative Growth Strategy............................   1,563,301     653,114
AXA Conservative Strategy...................................     370,202     576,381
AXA Conservative-Plus Allocation............................   6,126,584   6,637,995
AXA Global Equity Managed Volatility........................   4,814,527  17,589,764
AXA Growth Strategy.........................................   7,635,476   1,576,416
AXA International Core Managed Volatility...................   3,079,157  11,098,355
AXA International Managed Volatility........................   1,037,593     377,441
AXA International Value Managed Volatility..................   4,990,397  10,061,983
AXA Large Cap Core Managed Volatility.......................   3,505,125   3,127,496
AXA Large Cap Growth Managed Volatility.....................  26,113,101  26,263,555
AXA Large Cap Value Managed Volatility......................  12,645,478  38,033,962
AXA Mid Cap Value Managed Volatility........................  20,010,466  21,326,133
AXA Moderate Allocation.....................................  56,044,398  88,313,842
AXA Moderate Growth Strategy................................  11,231,764   7,120,668
AXA Moderate-Plus Allocation................................  44,347,394  43,503,147
AXA/AB Small Cap Growth.....................................  24,021,528  26,704,500
AXA/ClearBridge Large Cap Growth............................  15,488,792  14,833,678
AXA/Janus Enterprise........................................   9,456,010   6,892,287
AXA/Loomis Sayles Growth....................................   8,091,394   6,188,838
BlackRock Global Allocation V.I. Fund.......................   1,315,209   1,910,729
Charter/SM/ Multi-Sector Bond...............................   5,370,732  15,642,692
Charter/SM/ Small Cap Growth................................   2,180,299   1,774,069
Charter/SM/ Small Cap Value.................................   2,220,537   4,114,280
ClearBridge Variable Mid cap Portfolio......................     330,803      19,907
EQ/BlackRock Basic Value Equity.............................  14,547,219  27,091,285

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolio (Continued)

                                                              PURCHASES      SALES
                                                             ------------ ------------
EQ/Capital Guardian Research................................ $ 14,290,596 $ 13,678,491
EQ/Common Stock Index.......................................   56,503,464  172,696,701
EQ/Core Bond Index..........................................   34,532,810   35,728,224
EQ/Equity 500 Index.........................................  101,604,566  124,020,758
EQ/Global Bond Plus.........................................    2,701,623    3,455,355
EQ/Intermediate Government Bond.............................   16,421,488   18,175,192
EQ/International Equity Index...............................   40,795,581   35,534,640
EQ/Invesco Comstock.........................................    6,295,546    4,574,280
EQ/JPMorgan Value Opportunities.............................   18,140,590    7,993,732
EQ/Large Cap Growth Index...................................   14,830,050   14,504,335
EQ/Large Cap Value Index....................................    6,874,810    4,546,356
EQ/MFS International Growth.................................    8,786,535    6,411,621
EQ/Mid Cap Index............................................   42,794,121   19,364,549
EQ/Money Market.............................................  175,661,650  181,325,659
EQ/PIMCO Ultra Short Bond...................................    6,318,678    4,233,433
EQ/Quality Bond Plus........................................    4,634,317   16,274,925
EQ/Small Company Index......................................   23,528,886   12,012,104
EQ/T. Rowe Price Growth Stock...............................   30,173,006   14,194,261
EQ/UBS Growth & Income......................................    6,700,768    3,617,531
Fidelity(R) VIP Asset Manager: Growth Portfolio.............      295,413      133,392
Fidelity(R) VIP Contrafund(R) Portfolio.....................   17,974,709   12,043,417
Fidelity(R) VIP Equity-Income Portfolio.....................      569,865      496,936
Fidelity(R) VIP Government Money Market Portfolio...........      598,565      841,467
Fidelity(R) VIP Growth & Income Portfolio...................    3,773,035    3,383,902
Fidelity(R) VIP High Income Portfolio.......................    1,306,726      917,301
Fidelity(R) VIP Investment Grade Bond Portfolio.............   20,775,820   13,935,494
Fidelity(R) VIP Mid Cap Portfolio...........................    9,327,338    5,518,912
Fidelity(R) VIP Value Portfolio.............................      229,049      233,824
Fidelity(R) VIP Value Strategies Portfolio..................      254,199       36,784
Franklin Mutual Shares VIP Fund.............................    2,043,526    1,838,710
Franklin Rising Dividends VIP Fund..........................    8,287,995   11,121,856
Franklin Small Cap Value VIP Fund...........................    5,633,422    4,795,439
Franklin Strategic Income VIP Fund..........................    7,583,758    4,189,882
Goldman Sachs VIT Mid Cap Value Fund........................    5,383,442    3,527,329
Invesco V.I. Diversified Dividend Fund......................    4,222,648    3,395,895
Invesco V.I. Global Real Estate Fund........................    7,796,537    7,430,499
Invesco V.I. International Growth Fund......................   12,837,671   10,801,318
Invesco V.I. Mid Cap Core Equity Fund.......................      809,005      780,828
Invesco V.I. Small Cap Equity Fund..........................    1,438,337      546,394
Ivy VIP Dividend Opportunities..............................      409,656      229,519
Ivy VIP Energy..............................................    4,754,803    6,567,860
Ivy VIP High Income.........................................   10,458,709    6,640,554
Ivy VIP Mid Cap Growth......................................    4,905,070    5,509,462
Ivy VIP Science And Technology..............................   13,864,833   10,629,968
Ivy VIP Small Cap Growth....................................    3,621,085    1,804,587
MFS(R) Utilities Series.....................................   19,730,804   13,076,614
MFS(R) International Value Portfolio........................   26,499,243   15,224,482
MFS(R) Investors Trust Series...............................    1,841,207      943,754
MFS(R) Massachusetts Investors Growth Stock Portfolio.......    1,624,484    1,442,803
MFS(R) Utilities Series.....................................      497,686    1,004,473
Multimanager Aggressive Equity..............................    6,782,699   37,058,774
Multimanager Core Bond......................................   10,029,910   15,711,519
Multimanager Mid Cap Growth.................................    3,673,842    8,076,068
Multimanager Mid Cap Value..................................    2,092,795   11,628,383

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolio (Concluded)

                                                                PURCHASES     SALES
                                                               ----------- -----------
Multimanager Technology....................................... $28,573,025 $17,787,032
Natural Resources Portfolio...................................  10,143,944   9,722,170
PIMCO CommodityRealReturn(R) Strategy Portfolio...............   3,039,513   1,198,040
PIMCO Real Return Portfolio...................................   5,926,823   6,043,768
PIMCO Total Return Portfolio..................................  12,470,259  11,677,007
T. Rowe Price Equity Income Portfolio - II....................   4,887,339   3,988,042
T. Rowe Price Health Sciences Portfolio - II..................   3,679,609   3,051,830
Target 2015 Allocation........................................   2,269,588     766,185
Target 2025 Allocation........................................   6,373,404   1,497,579
Target 2035 Allocation........................................   2,060,040     430,373
Target 2045 Allocation........................................   2,412,630   1,601,215
Target 2055 Allocation........................................     419,830     161,012
Templeton Developing Markets VIP Fund.........................   9,737,392   5,990,228
Templeton Global Bond VIP Fund................................   9,748,501   6,215,167
Templeton Growth VIP Fund.....................................     841,440     911,122
VanEck VIP Global Hard Assets Fund............................   3,955,881   4,255,740
Vanguard Variable Insurance Fund - Equity Index Portfolio.....   2,217,574   1,735,356

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions (Concluded)

   Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganization

   In May 2017, pursuant to an Agreement and Plan of Reorganization and Termination, as approved by contractholders, All Asset Growth-Alt 20 (the "Surviving Portfolio") acquired the net assets of All Asset Aggressive-Alt 25 (the "Removed Portfolio"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolio (the "Removed Investment Option") were replaced with the Variable Investment Options that invest in the Surviving Portfolio (the "Surviving Investment Option"). For accounting purposes, these reorganizations were treated as a merger.

-------------------------------------------------------------------------------
                          REMOVED PORTFOLIO            SURVIVING PORTFOLIO
-------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25  ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------
Shares -- Class B                              496,159                1,323,456
Value -- Class B          $                      12.58 $                  20.09
Net Assets Before Merger  $                  6,242,639 $             20,339,358
Net Assets After Merger   $                         -- $             26,581,997
Unrealized Loss           $                    347,214

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

7. Asset-based Charges and Contractowner Charges

   The table below lists the charges for each product. These charges are reflected as "Asset-based Charges" in the Statement of Operations or as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                             MORTALITY AND
                                                             EXPENSE RISKS     MORTALITY  ADMINISTRATIVE   TOTAL
                                                             -------------    ---------   --------------   ------

Accumulator Life............................................   varies/(b)(d)/ varies/(b)/   varies/(b)(f)/ varies

Incentive Life, Champion 2000...............................    0.60%/(a)/           --            --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life
 Plus.......................................................    0.60%/(l)(n)/        --            --       0.60%

Incentive Life '02..........................................   varies/(b)(g)/        --            --       0.80%

Incentive Life '06..........................................    0.85%/(b)(e)/        --            --       0.85%

Survivorship Incentive Life '02.............................    0.90%/(b)(m)/        --            --       0.90%

Paramount Life..............................................    0.60%/(a)/           --            --       0.60%

Incentive Life Plus Original Series.........................    0.60%/(b)(l)/        --            --       0.60%

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                                              MORTALITY AND
                                                              EXPENSE RISKS     MORTALITY  ADMINISTRATIVE TOTAL
                                                             -------------      ---------  -------------- -----

Incentive Life COLI.........................................   0.60%/(b)/             --            --    0.60%

Incentive Life COLI '04.....................................   0.75%/(b)(c)/          --            --    0.75%

Survivorship Incentive Life 1999............................   0.60%/(a)/             --            --    0.60%

Survivorship 2000...........................................   0.90%/(a)/             --            --    0.90%

IL Legacy...................................................   1.75%/(b)(h)/          --            --    1.75%

IL Legacy II................................................   0.85%/(b)(i)(l)/       --            --    0.85%

IL Legacy III...............................................   0.85%/(b)(i)(l)/       --            --    0.85%

IL Protector................................................   0.80%/(a)/             --            --    0.80%

SP-Flex.....................................................   0.85%/(a)/       0.60%/(a)/    0.35%/(a)/  1.80%

Incentive Life(R) Optimizer.................................   0.85%/(b)(e)(l)/       --            --    0.85%

Incentive Life Optimizer II.................................   0.85%/(b)(e)(l)/       --            --    0.85%

Incentive Life Optimizer III................................   0.60%/(b)(l)(o)/       --            --    0.60%

Survivorship Incentive Life(R) Legacy.......................   0.55%/(b)(j)/          --            --    0.55%

Corporate Owned Incentive Life(R)...........................   0.35%/(b)(k)(l)/       --            --    0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum) Policy years 6-20 0.55% (0.75%
     maximum) Policy years 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum) Policy years 9-10 0.00% (1.00%
     maximum) Policy years 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current) Policy years 11-20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum)
  (n)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
  (o)Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 8+ 0.00% (current) Policy years 11+ 0.50% (maximum)

   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%,

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

   depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Optimizer III mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                           AMOUNT DEDUCTED
                -------                       -----------                          ---------------

Riders                                  Monthly                 Amount varies depending on the specifics of your
                                                                policy. Depending on the rider, may be additional
                                                                charges deducted from premiums and upon exercise
                                                                of a policy continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                 LOW - $0.01 for each $1,000 of face amount of the
Minimum Death Benefit Charge)                                   policy
                                                                HIGH - $0.02 for each $1,000 of face amount of the
                                                                policy

Charge for State and Local Tax Expense  At time of premium      Varies by state of residence of insured person.
                                        payment

Charge for Federal Tax Expenses         At time of premium      1.25%
                                        payment

Premium Charge                          At time of premium      Depending on the policy, varies from a flat fee of $2
                                        payment                 to $250 to a range of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                 LOW - $8 per month
                                                                HIGH - Depending on face amount, policyholder
                                                                age at issue and policy year, up to $55 per month.
                                                                Depending on the policy, may also be a charge per
                                                                $1,000 of face amount ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                 Amount varies depending upon specifics of policy.
charge                                                          COI based upon amount at risk. Rating Charge
                                                                based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction  The amount of surrender charges if applicable is set
face amount of policy during the first                          forth in your policy.
10 or 15 years depending on Contract

Partial Withdrawal                      At time of transaction  $25 (or if less, 2% of the withdrawal), if applicable


Increase in policy's face amount        At time of transaction  $1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable

Administrative Surrender Charge         At time of transaction  $2 to $6 per 1,000 depending on issue age which after the third year declines if applicable
                                                                Depending on the policy, may also be a charge per
                                                                policy ranging from $450 to $540 which after the
                                                                third year declines

Transfers among investment options      At time of transaction  LOW - $25 after 12 transfers if applicable
                                                                HIGH - $25 per transfer

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.

LOW - $0.01 for each $1,000 of face amount of the policy
HIGH - $0.02 for each $1,000 of face amount of the policy

Varies by state of residence of insured person.


1.25%


Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums

LOW - $8 per month                                     Unit liquidation from
HIGH - Depending on face amount, policyholder          account value
age at issue and policy year, up to $55 per month.
Depending on the policy, may also be a charge per
$1,000 of face amount ranging from $0.03 to $0.70

Amount varies depending upon specifics of policy.      Unit liquidation from
COI based upon amount at risk. Rating Charge           account value
based upon face amount of insurance.

The amount of surrender charges if applicable is set   Unit liquidation from
forth in your policy.                                  account value


$25 (or if less, 2% of the withdrawal), if applicable  Unit liquidation from account value

$1.50 for each $1,000 of the increase (but not more    Unit liquidation from
than $250 in total), if applicable                     account value

$2 to $6 per 1,000 depending on issue age which        Unit liquidation from
after the third year declines if applicable            account value
Depending on the policy, may also be a charge per
policy ranging from $450 to $540 which after the
third year declines

LOW - $25 after 12 transfers if applicable             Unit liquidation from
HIGH - $25 per transfer                                account value

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2017  Lowest contract charge 0.00% Class B       $ 12.73           --               --           --      14.27%
      Highest contract charge 0.60% Class B      $126.04           --               --           --      13.59%
      All contract charges                            --            6          $   605        9.59%          --
2016  Lowest contract charge 0.00% Class B(d)    $ 11.14           --               --           --      10.08%
      Highest contract charge 0.60% Class B(d)   $110.96           --               --           --       9.68%
      All contract charges                            --           --          $     9        9.66%          --
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2017  Lowest contract charge 0.00% Class B       $123.19           --               --           --       9.61%
      Highest contract charge 0.90% Class B      $118.13           --               --           --       8.64%
      All contract charges                            --          258          $12,307        0.61%          --
2016  Lowest contract charge 0.00% Class B       $112.39           --               --           --       8.61%
      Highest contract charge 0.90% Class B      $108.74           --               --           --       7.63%
      All contract charges                            --          190          $ 9,492        1.68%          --
2015  Lowest contract charge 0.00% Class B       $103.48           --               --           --     (3.72)%
      Highest contract charge 0.90% Class B      $101.03           --               --           --     (4.60)%
      All contract charges                            --          134          $ 5,897        1.31%          --
2014  Lowest contract charge 0.00% Class B       $107.48           --               --           --       2.42%
      Highest contract charge 0.90% Class B      $105.90           --               --           --       1.50%
      All contract charges                            --           28          $ 2,538        2.43%          --
2013  Lowest contract charge 0.00% Class B(a)    $104.94           --               --           --       4.19%
      Highest contract charge 0.90% Class B(a)   $104.33           --               --           --       3.62%
      All contract charges                            --            9          $   925        2.85%          --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2017  Lowest contract charge 0.00% Class B(e)    $102.13           --               --           --       1.58%
      Highest contract charge 0.60% Class B(e)   $101.73           --               --           --       1.20%
      All contract charges                            --            3          $   200        3.42%          --
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.00% Class A       $187.61           --               --           --      15.84%
      Highest contract charge 0.90% Class A      $170.32           --               --           --      14.80%
      All contract charges                            --           32          $ 5,633        1.70%          --
2016  Lowest contract charge 0.00% Class A       $161.95           --               --           --      12.98%
      Highest contract charge 0.90% Class A      $148.36           --               --           --      11.97%
      All contract charges                            --           31          $ 4,827        1.96%          --
2015  Lowest contract charge 0.00% Class A       $143.34           --               --           --     (1.70)%
      Highest contract charge 0.90% Class A      $132.50           --               --           --     (2.59)%
      All contract charges                            --           33          $ 4,517        1.55%          --
2014  Lowest contract charge 0.00% Class A       $145.82           --               --           --       8.67%
      Highest contract charge 0.90% Class A      $136.02           --               --           --       7.70%
      All contract charges                            --           37          $ 5,222        1.56%          --
2013  Lowest contract charge 0.00% Class A       $134.19           --               --           --      31.75%
      Highest contract charge 0.90% Class A      $126.30           --               --           --      30.56%
      All contract charges                            --           45          $ 5,916        1.94%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.00% Class B    $258.51           --               --           --      15.84%
      Highest contract charge 0.60% Class B   $173.85           --               --           --      15.15%
      All contract charges                         --           71          $17,017        1.70%          --
2016  Lowest contract charge 0.00% Class B    $223.16           --               --           --      12.99%
      Highest contract charge 0.60% Class B   $150.98           --               --           --      12.30%
      All contract charges                         --           73          $15,213        1.96%          --
2015  Lowest contract charge 0.00% Class B    $197.51           --               --           --     (1.70)%
      Highest contract charge 0.60% Class B   $134.44           --               --           --     (2.29)%
      All contract charges                         --           79          $14,262        1.55%          --
2014  Lowest contract charge 0.00% Class B    $200.93           --               --           --       8.67%
      Highest contract charge 0.60% Class B   $137.59           --               --           --       8.02%
      All contract charges                         --           82          $15,156        1.56%          --
2013  Lowest contract charge 0.00% Class B    $184.90           --               --           --      31.75%
      Highest contract charge 0.60% Class B   $127.38           --               --           --      30.97%
      All contract charges                         --           82          $13,916        1.94%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.00% Class A    $149.14           --               --           --       6.19%
      Highest contract charge 0.00% Class A   $149.14           --               --           --       6.19%
      All contract charges                         --           44          $   988        0.17%          --
2016  Lowest contract charge 0.00% Class A    $140.45           --               --           --       7.69%
      Highest contract charge 0.00% Class A   $140.45           --               --           --       7.69%
      All contract charges                         --           18          $   746        0.01%          --
2015  Lowest contract charge 0.00% Class A    $130.42           --               --           --       2.63%
      Highest contract charge 0.00% Class A   $130.42           --               --           --       2.63%
      All contract charges                         --           21          $   699        0.00%          --
2014  Lowest contract charge 0.00% Class A    $127.08           --               --           --       1.64%
      Highest contract charge 0.00% Class A   $127.08           --               --           --       1.64%
      All contract charges                         --           17          $   633        0.00%          --
2013  Lowest contract charge 0.00% Class A    $125.03           --               --           --      10.98%
      Highest contract charge 0.00% Class A   $125.03           --               --           --      10.98%
      All contract charges                         --           16          $   849        0.42%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.00% Class B    $191.34           --               --           --       6.18%
      Highest contract charge 0.90% Class B   $139.27           --               --           --       5.23%
      All contract charges                         --           93          $15,203        0.17%          --
2016  Lowest contract charge 0.00% Class B    $180.20           --               --           --       7.69%
      Highest contract charge 0.90% Class B   $132.35           --               --           --       6.73%
      All contract charges                         --           92          $14,108        0.01%          --
2015  Lowest contract charge 0.00% Class B    $167.33           --               --           --       2.62%
      Highest contract charge 0.90% Class B   $124.01           --               --           --       1.70%
      All contract charges                         --           96          $13,717        0.00%          --
2014  Lowest contract charge 0.00% Class B    $163.06           --               --           --       1.64%
      Highest contract charge 0.90% Class B   $121.94           --               --           --       0.73%
      All contract charges                         --           96          $13,401           --          --
2013  Lowest contract charge 0.00% Class B    $160.43           --               --           --      10.98%
      Highest contract charge 0.90% Class B   $121.06           --               --           --       9.99%
      All contract charges                         --           86          $11,645        0.42%          --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class A    $250.51           --               --           --      16.10%
      Highest contract charge 0.00% Class A   $250.51           --               --           --      16.10%
      All contract charges                         --          196          $ 6,619        0.62%          --
2016  Lowest contract charge 0.00% Class A    $215.78           --               --           --      23.27%
      Highest contract charge 0.00% Class A   $215.78           --               --           --      23.27%
      All contract charges                         --          177          $ 6,106        0.51%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO SMALL COMPANY VALUE (CONTINUED)
2015  Lowest contract charge 0.00% Class A       $175.04           --                --          --     (5.70)%
      Highest contract charge 0.00% Class A      $175.04           --                --          --     (5.70)%
      All contract charges                            --          156          $  4,668       0.53%          --
2014  Lowest contract charge 0.00% Class A       $185.62           --                --          --       3.07%
      Highest contract charge 0.00% Class A      $185.62           --                --          --       3.07%
      All contract charges                            --          105          $  4,528       0.28%          --
2013  Lowest contract charge 0.00% Class A       $180.09           --                --          --      39.12%
      Highest contract charge 0.00% Class A      $180.09           --                --          --      39.12%
      All contract charges                            --           63          $  3,445       0.28%          --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class B       $440.57           --                --          --      16.10%
      Highest contract charge 0.90% Class B      $261.25           --                --          --      15.05%
      All contract charges                            --          532          $191,106       0.62%          --
2016  Lowest contract charge 0.00% Class B       $379.49           --                --          --      23.27%
      Highest contract charge 0.90% Class B      $227.07           --                --          --      22.17%
      All contract charges                            --          542          $166,766       0.51%          --
2015  Lowest contract charge 0.00% Class B       $307.85           --                --          --     (5.70)%
      Highest contract charge 0.90% Class B      $185.87           --                --          --     (6.55)%
      All contract charges                            --          566          $139,280       0.53%          --
2014  Lowest contract charge 0.00% Class B       $326.46           --                --          --       3.07%
      Highest contract charge 0.90% Class B      $198.90           --                --          --       2.14%
      All contract charges                            --          591          $151,989       0.28%          --
2013  Lowest contract charge 0.00% Class B       $316.74           --                --          --      39.11%
      Highest contract charge 0.90% Class B      $194.73           --                --          --      37.86%
      All contract charges                            --          613          $150,594       0.28%          --
1290 VT SMARTBETA EQUITY
2017  Lowest contract charge 0.00% Class B       $ 12.61           --                --          --      21.72%
      Highest contract charge 0.60% Class B      $124.83           --                --          --      20.99%
      All contract charges                            --           21          $    598       1.84%          --
2016  Lowest contract charge 0.00% Class B(d)    $ 10.36           --                --          --       3.81%
      Highest contract charge 0.60% Class B(d)   $103.17           --                --          --       3.41%
      All contract charges                            --           13          $    181       2.62%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class A       $342.77           --                --          --      20.40%
      Highest contract charge 0.00% Class A      $342.77           --                --          --      20.40%
      All contract charges                            --            1          $    308       1.04%          --
2016  Lowest contract charge 0.00% Class A       $284.69           --                --          --       9.96%
      Highest contract charge 0.00% Class A      $284.69           --                --          --       9.96%
      All contract charges                            --            1          $    201       1.28%          --
2015  Lowest contract charge 0.00% Class A       $258.91           --                --          --       0.47%
      Highest contract charge 0.00% Class A      $258.91           --                --          --       0.47%
      All contract charges                            --            1          $    216       1.07%          --
2014  Lowest contract charge 0.00% Class A       $257.71           --                --          --      13.61%
      Highest contract charge 0.00% Class A      $257.71           --                --          --      13.61%
      All contract charges                            --            1          $    177       0.84%          --
2013  Lowest contract charge 0.00% Class A       $226.84           --                --          --      34.33%
      Highest contract charge 0.00% Class A      $226.84           --                --          --      34.33%
      All contract charges                            --            1          $    164       0.78%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class B       $214.75           --                --          --      20.40%
      Highest contract charge 0.90% Class B      $181.87           --                --          --      19.32%
      All contract charges                            --           16          $  3,042       1.04%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --                --          --       9.96%
      Highest contract charge 0.90% Class B      $152.42           --                --          --       8.96%
      All contract charges                            --           14          $  2,297       1.28%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                                           ACCUMULATION
                                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                              ---------- ----------------- ------------ ------------- --------
1290 VT SOCIALLY RESPONSIBLE (CONTINUED)
2015  Lowest contract charge 0.00% Class B                     $162.21           --               --           --       0.48%
      Highest contract charge 0.90% Class B                    $139.88           --               --           --     (0.43)%
      All contract charges                                          --           11          $ 1,624        1.07%          --
2014  Lowest contract charge 0.00% Class B                     $161.44           --               --           --      13.61%
      Highest contract charge 0.80% Class B                    $142.67           --               --           --      12.70%
      All contract charges                                          --            9          $ 1,403        0.84%          --
2013  Lowest contract charge 0.00% Class B                     $142.10           --               --           --      34.33%
      Highest contract charge 0.80% Class B                    $126.59           --               --           --      33.25%
      All contract charges                                          --            7          $ 1,016        0.78%          --
ALL ASSET GROWTH-ALT 20(F)
2017  Lowest contract charge 0.00% Class B                     $166.45           --               --           --      15.90%
      Highest contract charge 0.90% Class B                    $155.27           --               --           --      14.85%
      All contract charges                                          --          251          $28,921        1.62%          --
2016  Lowest contract charge 0.00% Class B                     $143.62           --               --           --       9.57%
      Highest contract charge 0.90% Class B                    $135.19           --               --           --       8.58%
      All contract charges                                          --          158          $19,692        1.36%          --
2015  Lowest contract charge 0.00% Class B                     $131.08           --               --           --     (3.96)%
      Highest contract charge 0.90% Class B                    $124.51           --               --           --     (4.82)%
      All contract charges                                          --          136          $17,513        0.84%          --
2014  Lowest contract charge 0.00% Class B                     $136.49           --               --           --       2.39%
      Highest contract charge 0.90% Class B                    $130.82           --               --           --       1.47%
      All contract charges                                          --          131          $17,621        1.53%          --
2013  Lowest contract charge 0.00% Class B                     $133.30           --               --           --      14.13%
      Highest contract charge 0.90% Class B                    $128.92           --               --           --      13.10%
      All contract charges                                          --          112          $14,861        1.46%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Class II                    $250.02           --               --           --      11.47%
      Highest contract charge 0.90% Class II                   $233.24           --               --           --      10.47%
      All contract charges                                          --          400          $55,730        1.41%          --
2016  Lowest contract charge 0.00% Class II                    $224.30           --               --           --      22.72%
      Highest contract charge 0.90% Class II                   $211.14           --               --           --      21.62%
      All contract charges                                          --          345          $50,916        1.58%          --
2015  Lowest contract charge 0.00% Class II                    $182.78           --               --           --     (1.58)%
      Highest contract charge 0.90% Class II                   $173.61           --               --           --     (2.47)%
      All contract charges                                          --          269          $33,842        1.51%          --
2014  Lowest contract charge 0.00% Class II                    $185.71           --               --           --      16.24%
      Highest contract charge 0.90% Class II                   $178.00           --               --           --      15.19%
      All contract charges                                          --          222          $30,533        1.04%          --
2013  Lowest contract charge 0.00% Class II                    $159.77           --               --           --      29.89%
      Highest contract charge 0.90% Class II                   $154.53           --               --           --      28.73%
      All contract charges                                          --          163          $22,584        1.08%          --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/
2017  Lowest contract charge 0.00% Class 4                     $146.74           --               --           --      25.62%
      Highest contract charge 0.90% Class 4                    $140.71           --               --           --      24.50%
      All contract charges                                          --           69          $ 7,356        0.38%          --
2016  Lowest contract charge 0.00% Class 4                     $116.81           --               --           --       1.85%
      Highest contract charge 0.90% Class 4                    $113.02           --               --           --       0.93%
      All contract charges                                          --           47          $ 4,107        0.11%          --
2015  Lowest contract charge 0.00% Class 4                     $114.69           --               --           --     (0.02)%
      Highest contract charge 0.90% Class 4                    $111.98           --               --           --     (0.92)%
      All contract charges                                          --           43          $ 3,590        0.00%          --
2014  Lowest contract charge 0.00% Class 4                     $114.71           --               --           --       1.88%
      Highest contract charge 0.90% Class 4                    $113.02           --               --           --       0.96%
      All contract charges                                          --           25          $ 1,829        0.08%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/ (CONTINUED)
2013     Lowest contract charge 0.00% Class 4(a)       $112.59           --               --           --      10.13%
         Highest contract charge 0.90% Class 4(a)      $111.94           --               --           --       9.53%
         All contract charges                               --            8          $   869        0.17%          --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2017     Lowest contract charge 0.00% Class 4          $128.66           --               --           --      29.06%
         Highest contract charge 0.90% Class 4         $123.37           --               --           --      27.90%
         All contract charges                               --          222          $12,711        0.87%          --
2016     Lowest contract charge 0.00% Class 4          $ 99.69           --               --           --       5.05%
         Highest contract charge 0.90% Class 4         $ 96.46           --               --           --       4.10%
         All contract charges                               --          172          $ 7,858        0.69%          --
2015     Lowest contract charge 0.00% Class 4          $ 94.90           --               --           --     (3.38)%
         Highest contract charge 0.90% Class 4         $ 92.66           --               --           --     (4.24)%
         All contract charges                               --          139          $ 6,032        0.57%          --
2014     Lowest contract charge 0.00% Class 4          $ 98.22           --               --           --     (8.13)%
         Highest contract charge 0.90% Class 4         $ 96.76           --               --           --     (8.97)%
         All contract charges                               --           88          $ 3,904        1.51%          --
2013     Lowest contract charge 0.00% Class 4(a)       $106.91           --               --           --       5.36%
         Highest contract charge 0.90% Class 4(a)      $106.29           --               --           --       4.78%
         All contract charges                               --           16          $   938        3.40%          --
AXA 400 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $218.79           --               --           --      15.23%
         Highest contract charge 0.90% Class B         $204.10           --               --           --      14.19%
         All contract charges                               --           25          $ 5,413        0.80%          --
2016     Lowest contract charge 0.00% Class B          $189.88           --               --           --      19.68%
         Highest contract charge 0.90% Class B         $178.74           --               --           --      18.61%
         All contract charges                               --           23          $ 4,246        0.87%          --
2015     Lowest contract charge 0.00% Class B          $158.65           --               --           --     (3.11)%
         Highest contract charge 0.90% Class B         $150.69           --               --           --     (3.98)%
         All contract charges                               --           20          $ 3,160        0.54%          --
2014     Lowest contract charge 0.00% Class B          $163.75           --               --           --       8.80%
         Highest contract charge 0.90% Class B         $156.94           --               --           --       7.82%
         All contract charges                               --           19          $ 3,065        0.39%          --
2013     Lowest contract charge 0.00% Class B          $150.51           --               --           --      31.69%
         Highest contract charge 0.90% Class B         $145.56           --               --           --      30.49%
         All contract charges                               --           20          $ 2,992        0.17%          --
AXA 500 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $227.98           --               --           --      20.75%
         Highest contract charge 0.90% Class B         $212.68           --               --           --      19.67%
         All contract charges                               --           43          $ 9,743        1.24%          --
2016     Lowest contract charge 0.00% Class B          $188.80           --               --           --      11.03%
         Highest contract charge 0.90% Class B         $177.72           --               --           --      10.03%
         All contract charges                               --           37          $ 6,887        1.27%          --
2015     Lowest contract charge 0.00% Class B          $170.05           --               --           --       0.37%
         Highest contract charge 0.90% Class B         $161.52           --               --           --     (0.54)%
         All contract charges                               --           34          $ 5,680        0.91%          --
2014     Lowest contract charge 0.00% Class B          $169.43           --               --           --      12.59%
         Highest contract charge 0.90% Class B         $162.40           --               --           --      11.58%
         All contract charges                               --           33          $ 5,576        0.80%          --
2013     Lowest contract charge 0.00% Class B          $150.49           --               --           --      30.93%
         Highest contract charge 0.90% Class B         $145.55           --               --           --      29.76%
         All contract charges                               --           19          $ 2,783        0.47%          --
AXA 2000 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $203.32           --               --           --      13.85%
         Highest contract charge 0.90% Class B         $189.67           --               --           --      12.84%
         All contract charges                               --           23          $ 4,480        0.78%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $178.58           --               --           --      20.53%
      Highest contract charge 0.90% Class B   $168.09           --               --           --      19.44%
      All contract charges                         --           18          $ 3,289        0.82%          --
2015  Lowest contract charge 0.00% Class B    $148.16           --               --           --     (5.10)%
      Highest contract charge 0.90% Class B   $140.73           --               --           --     (5.95)%
      All contract charges                         --           15          $ 2,284        0.39%          --
2014  Lowest contract charge 0.00% Class B    $156.13           --               --           --       4.06%
      Highest contract charge 0.90% Class B   $149.64           --               --           --       3.11%
      All contract charges                         --           17          $ 2,546        0.16%          --
2013  Lowest contract charge 0.00% Class B    $150.04           --               --           --      37.39%
      Highest contract charge 0.90% Class B   $145.12           --               --           --      36.16%
      All contract charges                         --           14          $ 2,132        0.12%          --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $263.30           --               --           --      19.10%
      Highest contract charge 0.90% Class A   $231.49           --               --           --      18.03%
      All contract charges                         --          302          $63,917        1.51%          --
2016  Lowest contract charge 0.00% Class A    $221.08           --               --           --       8.79%
      Highest contract charge 0.90% Class A   $196.13           --               --           --       7.81%
      All contract charges                         --          306          $56,824        0.94%          --
2015  Lowest contract charge 0.00% Class A    $203.22           --               --           --     (1.75)%
      Highest contract charge 0.90% Class A   $181.92           --               --           --     (2.64)%
      All contract charges                         --          344          $57,423        0.95%          --
2014  Lowest contract charge 0.00% Class A    $206.85           --               --           --       4.72%
      Highest contract charge 0.90% Class A   $186.85           --               --           --       3.78%
      All contract charges                         --          344          $63,147        1.55%          --
2013  Lowest contract charge 0.00% Class A    $197.53           --               --           --      26.44%
      Highest contract charge 0.90% Class A   $180.05           --               --           --      25.30%
      All contract charges                         --          356          $64,839        2.51%          --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $257.94           --               --           --      19.10%
      Highest contract charge 0.60% Class B   $236.75           --               --           --      18.39%
      All contract charges                         --          362          $92,369        1.51%          --
2016  Lowest contract charge 0.00% Class B    $216.58           --               --           --       8.78%
      Highest contract charge 0.60% Class B   $199.98           --               --           --       8.13%
      All contract charges                         --          373          $79,996        0.94%          --
2015  Lowest contract charge 0.00% Class B    $199.09           --               --           --     (1.75)%
      Highest contract charge 0.60% Class B   $184.94           --               --           --     (2.34)%
      All contract charges                         --          392          $77,349        0.95%          --
2014  Lowest contract charge 0.00% Class B    $202.64           --               --           --       4.72%
      Highest contract charge 0.60% Class B   $189.38           --               --           --       4.09%
      All contract charges                         --          396          $79,584        1.55%          --
2013  Lowest contract charge 0.00% Class B    $193.51           --               --           --      26.43%
      Highest contract charge 0.60% Class B   $181.94           --               --           --      25.68%
      All contract charges                         --          413          $79,125        2.51%          --
AXA BALANCED STRATEGY
2017  Lowest contract charge 0.00% Class B    $162.81           --               --           --       9.85%
      Highest contract charge 0.00% Class B   $162.81           --               --           --       9.85%
      All contract charges                         --          225          $36,558        1.43%          --
2016  Lowest contract charge 0.00% Class B    $148.21           --               --           --       5.98%
      Highest contract charge 0.00% Class B   $148.21           --               --           --       5.98%
      All contract charges                         --          188          $27,793        0.89%          --
2015  Lowest contract charge 0.00% Class B    $139.85           --               --           --     (0.64)%
      Highest contract charge 0.00% Class B   $139.85           --               --           --     (0.64)%
      All contract charges                         --          173          $24,207        1.09%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.00% Class B    $140.75           --               --           --       4.40%
      Highest contract charge 0.00% Class B   $140.75           --               --           --       4.40%
      All contract charges                         --          141          $19,802        1.21%          --
2013  Lowest contract charge 0.00% Class B    $134.82           --               --           --      13.66%
      Highest contract charge 0.00% Class B   $134.82           --               --           --      13.66%
      All contract charges                         --          119          $16,003        2.27%          --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $164.85           --               --           --       4.95%
      Highest contract charge 0.90% Class A   $144.93           --               --           --       4.00%
      All contract charges                         --          253          $21,414        1.07%          --
2016  Lowest contract charge 0.00% Class A    $157.07           --               --           --       2.92%
      Highest contract charge 0.90% Class A   $139.35           --               --           --       2.01%
      All contract charges                         --          270          $22,880        0.94%          --
2015  Lowest contract charge 0.00% Class A    $152.61           --               --           --     (0.24)%
      Highest contract charge 0.90% Class A   $136.61           --               --           --     (1.14)%
      All contract charges                         --          284          $24,201        0.79%          --
2014  Lowest contract charge 0.00% Class A    $152.98           --               --           --       2.62%
      Highest contract charge 0.90% Class A   $138.19           --               --           --       1.69%
      All contract charges                         --          288          $25,804        0.83%          --
2013  Lowest contract charge 0.00% Class A    $149.08           --               --           --       4.33%
      Highest contract charge 0.90% Class A   $135.89           --               --           --       3.39%
      All contract charges                         --          299          $27,385        0.93%          --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $161.48           --               --           --       4.95%
      Highest contract charge 0.60% Class B   $148.22           --               --           --       4.32%
      All contract charges                         --           46          $ 7,209        1.07%          --
2016  Lowest contract charge 0.00% Class B    $153.87           --               --           --       2.92%
      Highest contract charge 0.60% Class B   $142.08           --               --           --       2.31%
      All contract charges                         --           58          $ 8,706        0.94%          --
2015  Lowest contract charge 0.00% Class B    $149.50           --               --           --     (0.24)%
      Highest contract charge 0.60% Class B   $138.87           --               --           --     (0.84)%
      All contract charges                         --           61          $ 8,855        0.79%          --
2014  Lowest contract charge 0.00% Class B    $149.86           --               --           --       2.62%
      Highest contract charge 0.60% Class B   $140.05           --               --           --       2.00%
      All contract charges                         --           71          $10,374        0.83%          --
2013  Lowest contract charge 0.00% Class B    $146.04           --               --           --       4.34%
      Highest contract charge 0.60% Class B   $137.31           --               --           --       3.72%
      All contract charges                         --           71          $10,126        0.93%          --
AXA CONSERVATIVE GROWTH STRATEGY
2017  Lowest contract charge 0.00% Class B    $151.58           --               --           --       7.98%
      Highest contract charge 0.00% Class B   $151.58           --               --           --       7.98%
      All contract charges                         --           49          $ 7,439        1.29%          --
2016  Lowest contract charge 0.00% Class B    $140.38           --               --           --       4.96%
      Highest contract charge 0.00% Class B   $140.38           --               --           --       4.96%
      All contract charges                         --           44          $ 6,162        0.90%          --
2015  Lowest contract charge 0.00% Class B    $133.74           --               --           --     (0.46)%
      Highest contract charge 0.00% Class B   $133.74           --               --           --     (0.46)%
      All contract charges                         --           41          $ 5,539        0.95%          --
2014  Lowest contract charge 0.00% Class B    $134.36           --               --           --       3.82%
      Highest contract charge 0.00% Class B   $134.36           --               --           --       3.82%
      All contract charges                         --           40          $ 5,395        1.11%          --
2013  Lowest contract charge 0.00% Class B    $129.42           --               --           --      10.51%
      Highest contract charge 0.00% Class B   $129.42           --               --           --      10.51%
      All contract charges                         --           32          $ 4,200        1.75%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE STRATEGY
2017  Lowest contract charge 0.00% Class B    $130.46           --               --           --       4.27%
      Highest contract charge 0.00% Class B   $130.46           --               --           --       4.27%
      All contract charges                         --           20          $ 2,656        1.02%          --
2016  Lowest contract charge 0.00% Class B    $125.12           --               --           --       2.83%
      Highest contract charge 0.00% Class B   $125.12           --               --           --       2.83%
      All contract charges                         --           22          $ 2,805        0.85%          --
2015  Lowest contract charge 0.00% Class B    $121.68           --               --           --     (0.17)%
      Highest contract charge 0.00% Class B   $121.68           --               --           --     (0.17)%
      All contract charges                         --           20          $ 2,427        0.94%          --
2014  Lowest contract charge 0.00% Class B    $121.89           --               --           --       2.61%
      Highest contract charge 0.00% Class B   $121.89           --               --           --       2.61%
      All contract charges                         --           16          $ 1,930        0.86%          --
2013  Lowest contract charge 0.00% Class B    $118.79           --               --           --       4.38%
      Highest contract charge 0.00% Class B   $118.79           --               --           --       4.38%
      All contract charges                         --           13          $ 1,509        1.16%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class A    $187.93           --               --           --       8.83%
      Highest contract charge 0.90% Class A   $165.22           --               --           --       7.84%
      All contract charges                         --          174          $17,822        1.21%          --
2016  Lowest contract charge 0.00% Class A    $172.69           --               --           --       4.73%
      Highest contract charge 0.90% Class A   $153.21           --               --           --       3.79%
      All contract charges                         --          148          $17,374        0.90%          --
2015  Lowest contract charge 0.00% Class A    $164.89           --               --           --     (0.66)%
      Highest contract charge 0.90% Class A   $147.61           --               --           --     (1.55)%
      All contract charges                         --          164          $17,659        0.82%          --
2014  Lowest contract charge 0.00% Class A    $165.98           --               --           --       3.16%
      Highest contract charge 0.90% Class A   $149.93           --               --           --       2.23%
      All contract charges                         --          179          $19,858        0.99%          --
2013  Lowest contract charge 0.00% Class A    $160.89           --               --           --      10.24%
      Highest contract charge 0.90% Class A   $146.66           --               --           --       9.25%
      All contract charges                         --          159          $20,835        1.36%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class B    $184.11           --               --           --       8.82%
      Highest contract charge 0.60% Class B   $168.98           --               --           --       8.17%
      All contract charges                         --           82          $14,766        1.21%          --
2016  Lowest contract charge 0.00% Class B    $169.18           --               --           --       4.73%
      Highest contract charge 0.60% Class B   $156.22           --               --           --       4.11%
      All contract charges                         --           87          $14,529        0.90%          --
2015  Lowest contract charge 0.00% Class B    $161.54           --               --           --     (0.65)%
      Highest contract charge 0.60% Class B   $150.06           --               --           --     (1.24)%
      All contract charges                         --           90          $14,346        0.82%          --
2014  Lowest contract charge 0.00% Class B    $162.60           --               --           --       3.16%
      Highest contract charge 0.60% Class B   $151.95           --               --           --       2.54%
      All contract charges                         --           94          $15,106        0.99%          --
2013  Lowest contract charge 0.00% Class B    $157.62           --               --           --      10.24%
      Highest contract charge 0.60% Class B   $148.19           --               --           --       9.58%
      All contract charges                         --           95          $14,739        1.36%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class A    $657.37           --               --           --      26.08%
      Highest contract charge 0.00% Class A   $657.37           --               --           --      26.08%
      All contract charges                         --           67          $31,741        1.07%          --
2016  Lowest contract charge 0.00% Class A    $521.38           --               --           --       4.48%
      Highest contract charge 0.00% Class A   $521.38           --               --           --       4.48%
      All contract charges                         --           68          $27,405        0.91%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2015     Lowest contract charge 0.00% Class A      $499.04           --                --          --     (1.73)%
         Highest contract charge 0.00% Class A     $499.04           --                --          --     (1.73)%
         All contract charges                           --           74          $ 28,446       0.88%          --
2014     Lowest contract charge 0.00% Class A      $507.81           --                --          --       1.69%
         Highest contract charge 0.00% Class A     $507.81           --                --          --       1.69%
         All contract charges                           --          106          $ 31,716       0.95%          --
2013     Lowest contract charge 0.00% Class A      $499.38           --                --          --      20.36%
         Highest contract charge 0.00% Class A     $499.38           --                --          --      20.36%
         All contract charges                           --          133          $ 34,325       0.82%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B      $352.45           --                --          --      26.08%
         Highest contract charge 0.90% Class B     $293.20           --                --          --      24.95%
         All contract charges                           --          359          $116,782       1.07%          --
2016     Lowest contract charge 0.00% Class B      $279.54           --                --          --       4.48%
         Highest contract charge 0.90% Class B     $234.65           --                --          --       3.54%
         All contract charges                           --          398          $102,881       0.91%          --
2015     Lowest contract charge 0.00% Class B      $267.56           --                --          --     (1.73)%
         Highest contract charge 0.90% Class B     $226.63           --                --          --     (2.61)%
         All contract charges                           --          441          $110,066       0.88%          --
2014     Lowest contract charge 0.00% Class B      $272.26           --                --          --       1.68%
         Highest contract charge 0.90% Class B     $232.70           --                --          --       0.77%
         All contract charges                           --          478          $121,576       0.95%          --
2013     Lowest contract charge 0.00% Class B      $267.75           --                --          --      20.36%
         Highest contract charge 0.90% Class B     $230.92           --                --          --      19.28%
         All contract charges                           --          523          $131,082       0.82%          --
AXA GROWTH STRATEGY
2017     Lowest contract charge 0.00% Class B      $187.88           --                --          --      13.72%
         Highest contract charge 0.00% Class B     $187.88           --                --          --      13.72%
         All contract charges                           --          330          $ 62,041       1.57%          --
2016     Lowest contract charge 0.00% Class B      $165.21           --                --          --       8.09%
         Highest contract charge 0.00% Class B     $165.21           --                --          --       8.09%
         All contract charges                           --          304          $ 50,167       0.98%          --
2015     Lowest contract charge 0.00% Class B      $152.84           --                --          --     (0.98)%
         Highest contract charge 0.00% Class B     $152.84           --                --          --     (0.98)%
         All contract charges                           --          279          $ 42,615       1.25%          --
2014     Lowest contract charge 0.00% Class B      $154.35           --                --          --       5.62%
         Highest contract charge 0.00% Class B     $154.35           --                --          --       5.62%
         All contract charges                           --          223          $ 34,422       1.64%          --
2013     Lowest contract charge 0.00% Class B      $146.14           --                --          --      20.20%
         Highest contract charge 0.00% Class B     $146.14           --                --          --      20.20%
         All contract charges                           --          157          $ 22,986       2.98%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class A      $278.29           --                --          --      26.30%
         Highest contract charge 0.60% Class A     $198.73           --                --          --      25.54%
         All contract charges                           --           56          $ 15,408       1.64%          --
2016     Lowest contract charge 0.00% Class A      $220.34           --                --          --       0.22%
         Highest contract charge 0.60% Class A     $158.30           --                --          --     (0.37)%
         All contract charges                           --           61          $ 13,351       0.29%          --
2015     Lowest contract charge 0.00% Class A      $219.85           --                --          --     (4.35)%
         Highest contract charge 0.60% Class A     $158.89           --                --          --     (4.92)%
         All contract charges                           --           66          $ 14,331       0.06%          --
2014     Lowest contract charge 0.00% Class A      $229.84           --                --          --     (6.24)%
         Highest contract charge 0.60% Class A     $167.11           --                --          --     (6.80)%
         All contract charges                           --           71          $ 16,150       1.75%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
2013       Lowest contract charge 0.00% Class A         $245.13           --               --           --      17.51%
           Highest contract charge 0.60% Class A        $179.31           --               --           --      16.80%
           All contract charges                              --           26          $ 6,022        0.84%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $180.36           --               --           --      26.31%
           Highest contract charge 0.90% Class B        $152.31           --               --           --      25.17%
           All contract charges                              --          282          $47,837        1.64%          --
2016       Lowest contract charge 0.00% Class B         $142.79           --               --           --       0.21%
           Highest contract charge 0.90% Class B        $121.68           --               --           --     (0.69)%
           All contract charges                              --          336          $45,006        0.29%          --
2015       Lowest contract charge 0.00% Class B         $142.49           --               --           --     (4.34)%
           Highest contract charge 0.90% Class B        $122.52           --               --           --     (5.21)%
           All contract charges                              --          345          $46,054        0.06%          --
2014       Lowest contract charge 0.00% Class B         $148.95           --               --           --     (6.24)%
           Highest contract charge 0.90% Class B        $129.25           --               --           --     (7.08)%
           All contract charges                              --          381          $53,327        1.75%          --
2013       Lowest contract charge 0.00% Class B         $158.86           --               --           --      17.52%
           Highest contract charge 0.90% Class B        $139.10           --               --           --      16.46%
           All contract charges                              --          169          $25,657        0.84%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $141.09           --               --           --      24.25%
           Highest contract charge 0.90% Class B        $131.61           --               --           --      23.13%
           All contract charges                              --           25          $ 3,558        2.29%          --
2016       Lowest contract charge 0.00% Class B         $113.55           --               --           --     (0.12)%
           Highest contract charge 0.90% Class B        $106.89           --               --           --     (1.01)%
           All contract charges                              --           21          $ 2,386        1.26%          --
2015       Lowest contract charge 0.00% Class B         $113.69           --               --           --     (2.40)%
           Highest contract charge 0.90% Class B        $107.98           --               --           --     (3.29)%
           All contract charges                              --           17          $ 1,908        0.04%          --
2014       Lowest contract charge 0.00% Class B         $116.49           --               --           --     (6.44)%
           Highest contract charge 0.90% Class B        $111.65           --               --           --     (7.28)%
           All contract charges                              --           15          $ 1,627        0.79%          --
2013       Lowest contract charge 0.00% Class B         $124.51           --               --           --      21.11%
           Highest contract charge 0.90% Class B        $120.42           --               --           --      20.01%
           All contract charges                              --           13          $ 1,617        0.00%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class A         $267.24           --               --           --      23.37%
           Highest contract charge 0.60% Class A        $188.59           --               --           --      22.64%
           All contract charges                              --          102          $18,250        1.90%          --
2016       Lowest contract charge 0.00% Class A         $216.61           --               --           --       0.74%
           Highest contract charge 0.60% Class A        $153.78           --               --           --       0.14%
           All contract charges                              --          102          $15,640        0.47%          --
2015       Lowest contract charge 0.00% Class A         $215.01           --               --           --     (3.16)%
           Highest contract charge 0.60% Class A        $153.56           --               --           --     (3.74)%
           All contract charges                              --          105          $16,190        0.10%          --
2014       Lowest contract charge 0.00% Class A         $222.03           --               --           --     (7.18)%
           Highest contract charge 0.60% Class A        $159.53           --               --           --     (7.74)%
           All contract charges                              --          108          $17,611        1.58%          --
2013       Lowest contract charge 0.00% Class A         $239.20           --               --           --      19.32%
           Highest contract charge 0.60% Class A        $172.91           --               --           --      18.61%
           All contract charges                              --          115          $20,425        1.14%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $195.36           --               --           --      23.37%
           Highest contract charge 0.90% Class B        $181.62           --               --           --      22.27%
           All contract charges                              --          348          $66,766        1.90%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                                     ACCUMULATION
                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                        ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2016        Lowest contract charge 0.00% Class B         $158.35           --               --           --       0.74%
            Highest contract charge 0.90% Class B        $148.54           --               --           --     (0.16)%
            All contract charges                              --          377          $59,108        0.47%          --
2015        Lowest contract charge 0.00% Class B         $157.18           --               --           --     (3.16)%
            Highest contract charge 0.90% Class B        $148.78           --               --           --     (4.04)%
            All contract charges                              --          399          $62,376        0.10%          --
2014        Lowest contract charge 0.00% Class B         $162.31           --               --           --     (7.18)%
            Highest contract charge 0.90% Class B        $155.04           --               --           --     (8.01)%
            All contract charges                              --          428          $69,318        1.58%          --
2013        Lowest contract charge 0.00% Class B         $174.86           --               --           --      19.33%
            Highest contract charge 0.90% Class B        $168.54           --               --           --      18.26%
            All contract charges                              --          455          $79,896        1.14%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class A         $356.05           --               --           --      21.95%
            Highest contract charge 0.60% Class A        $246.69           --               --           --      21.22%
            All contract charges                              --           22          $ 4,838        1.00%          --
2016        Lowest contract charge 0.00% Class A         $291.96           --               --           --       9.83%
            Highest contract charge 0.60% Class A        $203.50           --               --           --       9.17%
            All contract charges                              --           20          $ 4,208        1.11%          --
2015        Lowest contract charge 0.00% Class A         $265.83           --               --           --       0.37%
            Highest contract charge 0.60% Class A        $186.41           --               --           --     (0.23)%
            All contract charges                              --           19          $ 4,306        0.91%          --
2014        Lowest contract charge 0.00% Class A         $264.85           --               --           --      11.62%
            Highest contract charge 0.60% Class A        $186.84           --               --           --      10.95%
            All contract charges                              --           22          $ 5,334        1.12%          --
2013        Lowest contract charge 0.00% Class A         $237.27           --               --           --      31.55%
            Highest contract charge 0.60% Class A        $168.40           --               --           --      30.76%
            All contract charges                              --            6          $ 1,158        0.55%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class B         $229.27           --               --           --      21.95%
            Highest contract charge 0.90% Class B        $193.83           --               --           --      20.86%
            All contract charges                              --          119          $26,273        1.00%          --
2016        Lowest contract charge 0.00% Class B         $188.00           --               --           --       9.83%
            Highest contract charge 0.90% Class B        $160.38           --               --           --       8.84%
            All contract charges                              --          127          $22,958        1.11%          --
2015        Lowest contract charge 0.00% Class B         $171.18           --               --           --       0.38%
            Highest contract charge 0.90% Class B        $147.35           --               --           --     (0.53)%
            All contract charges                              --          133          $21,865        0.91%          --
2014        Lowest contract charge 0.00% Class B         $170.54           --               --           --      11.62%
            Highest contract charge 0.90% Class B        $148.14           --               --           --      10.62%
            All contract charges                              --          143          $23,572        1.12%          --
2013        Lowest contract charge 0.00% Class B         $152.79           --               --           --      31.56%
            Highest contract charge 0.90% Class B        $133.92           --               --           --      30.37%
            All contract charges                              --          112          $16,518        0.55%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class A         $464.53           --               --           --      29.22%
            Highest contract charge 0.60% Class A        $285.25           --               --           --      28.44%
            All contract charges                              --          120          $49,729        0.49%          --
2016        Lowest contract charge 0.00% Class A         $359.50           --               --           --       5.51%
            Highest contract charge 0.60% Class A        $222.08           --               --           --       4.88%
            All contract charges                              --          128          $41,088        0.57%          --
2015        Lowest contract charge 0.00% Class A         $340.73           --               --           --       4.04%
            Highest contract charge 0.60% Class A        $211.75           --               --           --       3.41%
            All contract charges                              --          136          $41,909        0.28%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY (CONTINUED)
2014      Lowest contract charge 0.00% Class A        $327.51            --               --          --      11.08%
          Highest contract charge 0.60% Class A       $204.77            --               --          --      10.42%
          All contract charges                             --           149         $ 45,164       0.24%          --
2013      Lowest contract charge 0.00% Class A        $294.83            --               --          --      35.39%
          Highest contract charge 0.60% Class A       $185.44            --               --          --      34.57%
          All contract charges                             --            34         $  9,623       0.17%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class B        $443.36            --               --          --      29.21%
          Highest contract charge 0.90% Class B       $367.81            --               --          --      28.05%
          All contract charges                             --           585         $225,714       0.49%          --
2016      Lowest contract charge 0.00% Class B        $343.12            --               --          --       5.51%
          Highest contract charge 0.90% Class B       $287.23            --               --          --       4.57%
          All contract charges                             --           637         $191,238       0.57%          --
2015      Lowest contract charge 0.00% Class B        $325.20            --               --          --       4.03%
          Highest contract charge 0.90% Class B       $274.69            --               --          --       3.10%
          All contract charges                             --           695         $198,684       0.28%          --
2014      Lowest contract charge 0.00% Class B        $312.59            --               --          --      11.09%
          Highest contract charge 0.90% Class B       $266.44            --               --          --      10.09%
          All contract charges                             --           759         $209,579       0.24%          --
2013      Lowest contract charge 0.00% Class B        $281.39            --               --          --      35.39%
          Highest contract charge 0.90% Class B       $242.03            --               --          --      34.18%
          All contract charges                             --           547         $136,867       0.17%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class A        $319.21            --               --          --      13.86%
          Highest contract charge 0.90% Class A       $235.77            --               --          --      12.84%
          All contract charges                             --         1,078         $278,428       1.52%          --
2016      Lowest contract charge 0.00% Class A        $280.36            --               --          --      15.32%
          Highest contract charge 0.90% Class A       $208.95            --               --          --      14.29%
          All contract charges                             --         1,164         $265,424       1.68%          --
2015      Lowest contract charge 0.00% Class A        $243.12            --               --          --     (4.02)%
          Highest contract charge 0.90% Class A       $182.83            --               --          --     (4.88)%
          All contract charges                             --         1,280         $254,701       1.58%          --
2014      Lowest contract charge 0.00% Class A        $253.29            --               --          --      12.23%
          Highest contract charge 0.90% Class A       $192.21            --               --          --      11.22%
          All contract charges                             --         1,383         $288,312       1.39%          --
2013      Lowest contract charge 0.00% Class A        $225.69            --               --          --      32.47%
          Highest contract charge 0.90% Class A       $172.82            --               --          --      31.28%
          All contract charges                             --         1,413         $262,719       1.05%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class B        $237.97            --               --          --      13.86%
          Highest contract charge 0.90% Class B       $232.71            --               --          --      12.83%
          All contract charges                             --           559         $136,908       1.52%          --
2016      Lowest contract charge 0.00% Class B        $209.01            --               --          --      15.32%
          Highest contract charge 0.90% Class B       $206.24            --               --          --      14.29%
          All contract charges                             --           597         $129,323       1.68%          --
2015      Lowest contract charge 0.00% Class B        $181.24            --               --          --     (4.01)%
          Highest contract charge 0.90% Class B       $180.46            --               --          --     (4.88)%
          All contract charges                             --           653         $123,278       1.58%          --
2014      Lowest contract charge 0.00% Class B        $188.82            --               --          --      12.23%
          Highest contract charge 0.90% Class B       $189.72            --               --          --      11.22%
          All contract charges                             --           695         $137,376       1.39%          --
2013      Lowest contract charge 0.00% Class B        $168.25            --               --          --      32.48%
          Highest contract charge 0.90% Class B       $170.58            --               --          --      31.28%
          All contract charges                             --           671         $119,182       1.05%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class A    $431.81            --               --          --      12.32%
      Highest contract charge 0.90% Class A   $333.46            --               --          --      11.31%
      All contract charges                         --           563         $201,795       1.04%          --
2016  Lowest contract charge 0.00% Class A    $384.44            --               --          --      17.67%
      Highest contract charge 0.90% Class A   $299.57            --               --          --      16.62%
      All contract charges                         --           611         $194,982       1.22%          --
2015  Lowest contract charge 0.00% Class A    $326.71            --               --          --     (3.54)%
      Highest contract charge 0.90% Class A   $256.88            --               --          --     (4.41)%
      All contract charges                         --           668         $183,118       0.75%          --
2014  Lowest contract charge 0.00% Class A    $338.70            --               --          --      10.87%
      Highest contract charge 0.90% Class A   $268.73            --               --          --       9.87%
      All contract charges                         --           728         $208,857       0.58%          --
2013  Lowest contract charge 0.00% Class A    $305.49            --               --          --      33.07%
      Highest contract charge 0.90% Class A   $244.58            --               --          --      31.88%
      All contract charges                         --           795         $207,034       0.51%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class B    $400.24            --               --          --      12.32%
      Highest contract charge 0.00% Class B   $400.24            --               --          --      12.32%
      All contract charges                         --            36         $ 14,423       1.04%          --
2016  Lowest contract charge 0.00% Class B    $356.34            --               --          --      17.67%
      Highest contract charge 0.00% Class B   $356.34            --               --          --      17.67%
      All contract charges                         --            38         $ 13,464       1.22%          --
2015  Lowest contract charge 0.00% Class B    $302.82            --               --          --     (3.54)%
      Highest contract charge 0.00% Class B   $302.82            --               --          --     (3.54)%
      All contract charges                         --            39         $ 11,903       0.75%          --
2014  Lowest contract charge 0.00% Class B    $313.94            --               --          --      10.87%
      Highest contract charge 0.00% Class B   $313.94            --               --          --      10.87%
      All contract charges                         --            41         $ 12,879       0.58%          --
2013  Lowest contract charge 0.00% Class B    $283.15            --               --          --      33.07%
      Highest contract charge 0.00% Class B   $283.15            --               --          --      33.07%
      All contract charges                         --            44         $ 12,435       0.51%          --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $413.27            --               --          --      11.05%
      Highest contract charge 0.90% Class A   $355.99            --               --          --      10.05%
      All contract charges                         --         1,321         $738,975       1.22%          --
2016  Lowest contract charge 0.00% Class A    $372.16            --               --          --       5.36%
      Highest contract charge 0.90% Class A   $323.48            --               --          --       4.41%
      All contract charges                         --         1,344         $725,302       0.88%          --
2015  Lowest contract charge 0.00% Class A    $353.24            --               --          --     (0.88)%
      Highest contract charge 0.90% Class A   $309.81            --               --          --     (1.78)%
      All contract charges                         --         1,412         $757,108       0.81%          --
2014  Lowest contract charge 0.00% Class A    $356.38            --               --          --       3.03%
      Highest contract charge 0.90% Class A   $315.41            --               --          --       2.10%
      All contract charges                         --         1,531         $839,961       1.07%          --
2013  Lowest contract charge 0.00% Class A    $345.90            --               --          --      13.11%
      Highest contract charge 0.90% Class A   $308.91            --               --          --      12.09%
      All contract charges                         --         1,601         $898,254       1.57%          --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $203.48            --               --          --      11.05%
      Highest contract charge 0.60% Class B   $185.78            --               --          --      10.38%
      All contract charges                         --           790         $155,114       1.22%          --
2016  Lowest contract charge 0.00% Class B    $183.24            --               --          --       5.36%
      Highest contract charge 0.60% Class B   $168.31            --               --          --       4.73%
      All contract charges                         --           837         $148,117       0.88%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $173.92            --               --          --     (0.88)%
      Highest contract charge 0.60% Class B   $160.71            --               --          --     (1.48)%
      All contract charges                         --           890         $149,774       0.81%          --
2014  Lowest contract charge 0.00% Class B    $175.47            --               --          --       3.03%
      Highest contract charge 0.60% Class B   $163.12            --               --          --       2.41%
      All contract charges                         --           929         $157,713       1.07%          --
2013  Lowest contract charge 0.00% Class B    $170.31            --               --          --      13.12%
      Highest contract charge 0.60% Class B   $159.28            --               --          --      12.44%
      All contract charges                         --           942         $155,415       1.57%          --
AXA MODERATE GROWTH STRATEGY
2017  Lowest contract charge 0.00% Class B    $175.04            --               --          --      11.80%
      Highest contract charge 0.00% Class B   $175.04            --               --          --      11.80%
      All contract charges                         --           626         $109,617       1.41%          --
2016  Lowest contract charge 0.00% Class B    $156.57            --               --          --       7.05%
      Highest contract charge 0.00% Class B   $156.57            --               --          --       7.05%
      All contract charges                         --           617         $ 96,610       0.95%          --
2015  Lowest contract charge 0.00% Class B    $146.26            --               --          --     (0.79)%
      Highest contract charge 0.00% Class B   $146.26            --               --          --     (0.79)%
      All contract charges                         --           565         $ 82,588       1.12%          --
2014  Lowest contract charge 0.00% Class B    $147.42            --               --          --       5.01%
      Highest contract charge 0.00% Class B   $147.42            --               --          --       5.01%
      All contract charges                         --           492         $ 72,534       1.31%          --
2013  Lowest contract charge 0.00% Class B    $140.39            --               --          --      16.88%
      Highest contract charge 0.00% Class B   $140.39            --               --          --      16.88%
      All contract charges                         --           385         $ 54,106       2.52%          --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class A    $238.76            --               --          --      14.89%
      Highest contract charge 0.90% Class A   $209.91            --               --          --      13.86%
      All contract charges                         --         1,176         $189,691       1.39%          --
2016  Lowest contract charge 0.00% Class A    $207.81            --               --          --       7.27%
      Highest contract charge 0.90% Class A   $184.35            --               --          --       6.30%
      All contract charges                         --         1,173         $179,974       0.90%          --
2015  Lowest contract charge 0.00% Class A    $193.73            --               --          --     (1.29)%
      Highest contract charge 0.90% Class A   $173.42            --               --          --     (2.18)%
      All contract charges                         --         1,171         $181,984       0.89%          --
2014  Lowest contract charge 0.00% Class A    $196.26            --               --          --       3.77%
      Highest contract charge 0.90% Class A   $177.28            --               --          --       2.84%
      All contract charges                         --         1,235         $203,339       1.31%          --
2013  Lowest contract charge 0.00% Class A    $189.13            --               --          --      19.79%
      Highest contract charge 0.90% Class A   $172.39            --               --          --      18.71%
      All contract charges                         --         1,261         $212,695       2.15%          --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class B    $233.89            --               --          --      14.89%
      Highest contract charge 0.60% Class B   $214.67            --               --          --      14.20%
      All contract charges                         --         1,158         $267,770       1.39%          --
2016  Lowest contract charge 0.00% Class B    $203.57            --               --          --       7.27%
      Highest contract charge 0.60% Class B   $187.97            --               --          --       6.63%
      All contract charges                         --         1,198         $241,006       0.90%          --
2015  Lowest contract charge 0.00% Class B    $189.77            --               --          --     (1.30)%
      Highest contract charge 0.60% Class B   $176.29            --               --          --     (1.88)%
      All contract charges                         --         1,228         $230,412       0.89%          --
2014  Lowest contract charge 0.00% Class B    $192.26            --               --          --       3.77%
      Highest contract charge 0.60% Class B   $179.67            --               --          --       3.15%
      All contract charges                         --         1,245         $236,907       1.31%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $185.27            --               --          --      19.79%
      Highest contract charge 0.60% Class B   $174.19            --               --          --      19.07%
      All contract charges                         --         1,251         $229,433       2.15%          --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $552.43            --               --          --      22.67%
      Highest contract charge 0.90% Class A   $458.28            --               --          --      21.57%
      All contract charges                         --           358         $142,467       0.27%          --
2016  Lowest contract charge 0.00% Class A    $450.34            --               --          --      12.58%
      Highest contract charge 0.90% Class A   $376.97            --               --          --      11.57%
      All contract charges                         --           377         $130,425       0.36%          --
2015  Lowest contract charge 0.00% Class A    $400.02            --               --          --     (2.91)%
      Highest contract charge 0.90% Class A   $337.88            --               --          --     (3.78)%
      All contract charges                         --           399         $126,365       0.05%          --
2014  Lowest contract charge 0.00% Class A    $412.00            --               --          --       3.57%
      Highest contract charge 0.90% Class A   $351.16            --               --          --       2.64%
      All contract charges                         --           422         $144,210       0.06%          --
2013  Lowest contract charge 0.00% Class A    $397.78            --               --          --      38.17%
      Highest contract charge 0.90% Class A   $342.12            --               --          --      36.92%
      All contract charges                         --           438         $148,878       0.05%          --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $453.45            --               --          --      22.67%
      Highest contract charge 0.60% Class B   $361.51            --               --          --      21.93%
      All contract charges                         --           189         $ 71,440       0.27%          --
2016  Lowest contract charge 0.00% Class B    $369.65            --               --          --      12.58%
      Highest contract charge 0.60% Class B   $296.48            --               --          --      11.90%
      All contract charges                         --           204         $ 62,757       0.36%          --
2015  Lowest contract charge 0.00% Class B    $328.35            --               --          --     (2.91)%
      Highest contract charge 0.60% Class B   $264.94            --               --          --     (3.49)%
      All contract charges                         --           221         $ 60,376       0.05%          --
2014  Lowest contract charge 0.00% Class B    $338.19            --               --          --       3.57%
      Highest contract charge 0.60% Class B   $274.53            --               --          --       2.96%
      All contract charges                         --           236         $ 66,544       0.06%          --
2013  Lowest contract charge 0.00% Class B    $326.52            --               --          --      38.17%
      Highest contract charge 0.60% Class B   $266.65            --               --          --      37.35%
      All contract charges                         --           249         $ 67,968       0.05%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $472.51            --               --          --      25.59%
      Highest contract charge 0.00% Class A   $472.51            --               --          --      25.59%
      All contract charges                         --            99         $ 12,081       0.08%          --
2016  Lowest contract charge 0.00% Class A    $376.24            --               --          --       0.88%
      Highest contract charge 0.00% Class A   $376.24            --               --          --       0.88%
      All contract charges                         --           120         $ 10,833       0.00%          --
2015  Lowest contract charge 0.00% Class A    $372.96            --               --          --       1.27%
      Highest contract charge 0.00% Class A   $372.96            --               --          --       1.27%
      All contract charges                         --           124         $ 11,612       0.00%          --
2014  Lowest contract charge 0.00% Class A    $368.28            --               --          --       3.80%
      Highest contract charge 0.00% Class A   $368.28            --               --          --       3.80%
      All contract charges                         --           121         $ 12,253       0.00%          --
2013  Lowest contract charge 0.00% Class A    $354.81            --               --          --      39.08%
      Highest contract charge 0.00% Class A   $354.81            --               --          --      39.08%
      All contract charges                         --            82         $ 11,782       0.00%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $270.36            --               --          --      25.59%
      Highest contract charge 0.90% Class B   $229.06            --               --          --      24.46%
      All contract charges                         --           276         $ 69,313       0.08%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/CLEARBRIDGE LARGE CAP GROWTH (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $215.27           --               --           --       0.88%
      Highest contract charge 0.90% Class B   $184.04           --               --           --     (0.02)%
      All contract charges                         --          310          $62,282        0.00%          --
2015  Lowest contract charge 0.00% Class B    $213.39           --               --           --       1.27%
      Highest contract charge 0.90% Class B   $184.08           --               --           --       0.35%
      All contract charges                         --          364          $72,486        0.00%          --
2014  Lowest contract charge 0.00% Class B    $210.71           --               --           --       3.80%
      Highest contract charge 0.90% Class B   $183.43           --               --           --       2.87%
      All contract charges                         --          419          $82,054        0.00%          --
2013  Lowest contract charge 0.00% Class B    $203.00           --               --           --      39.08%
      Highest contract charge 0.90% Class B   $178.32           --               --           --      37.83%
      All contract charges                         --          449          $84,688        0.00%          --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.00% Class A    $201.67           --               --           --      27.90%
      Highest contract charge 0.90% Class A   $183.08           --               --           --      26.75%
      All contract charges                         --          109          $20,920        0.00%          --
2016  Lowest contract charge 0.00% Class A    $157.68           --               --           --     (4.33)%
      Highest contract charge 0.90% Class A   $144.44           --               --           --     (5.19)%
      All contract charges                         --          113          $17,115        0.00%          --
2015  Lowest contract charge 0.00% Class A    $164.82           --               --           --     (5.49)%
      Highest contract charge 0.90% Class A   $152.35           --               --           --     (6.34)%
      All contract charges                         --          129          $20,433        0.00%          --
2014  Lowest contract charge 0.00% Class A    $174.40           --               --           --     (0.71)%
      Highest contract charge 0.90% Class A   $162.67           --               --           --     (1.60)%
      All contract charges                         --          154          $25,987        0.00%          --
2013  Lowest contract charge 0.00% Class A    $175.64           --               --           --      38.54%
      Highest contract charge 0.90% Class A   $165.32           --               --           --      37.30%
      All contract charges                         --          185          $31,481        0.00%          --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.00% Class B    $291.87           --               --           --      27.90%
      Highest contract charge 0.60% Class B   $186.88           --               --           --      27.14%
      All contract charges                         --           99          $25,171        0.00%          --
2016  Lowest contract charge 0.00% Class B    $228.20           --               --           --     (4.33)%
      Highest contract charge 0.60% Class B   $146.99           --               --           --     (4.90)%
      All contract charges                         --          102          $20,749        0.00%          --
2015  Lowest contract charge 0.00% Class B    $238.53           --               --           --     (5.49)%
      Highest contract charge 0.60% Class B   $154.57           --               --           --     (6.06)%
      All contract charges                         --          105          $22,021        0.00%          --
2014  Lowest contract charge 0.00% Class B    $252.39           --               --           --     (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --               --           --     (1.31)%
      All contract charges                         --          109          $23,819        0.00%          --
2013  Lowest contract charge 0.00% Class B    $254.20           --               --           --      38.54%
      Highest contract charge 0.60% Class B   $166.72           --               --           --      37.72%
      All contract charges                         --          110          $24,000        0.00%          --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.00% Class A    $283.70           --               --           --      34.60%
      Highest contract charge 0.90% Class A   $257.56           --               --           --      33.39%
      All contract charges                         --           90          $15,287        0.18%          --
2016  Lowest contract charge 0.00% Class A    $210.78           --               --           --       6.82%
      Highest contract charge 0.90% Class A   $193.09           --               --           --       5.85%
      All contract charges                         --           81          $10,978        0.34%          --
2015  Lowest contract charge 0.00% Class A    $197.33           --               --           --      11.53%
      Highest contract charge 0.90% Class A   $182.41           --               --           --      10.52%
      All contract charges                         --           56          $ 9,495        0.12%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2014  Lowest contract charge 0.00% Class A      $176.93           --               --           --       7.81%
      Highest contract charge 0.90% Class A     $165.04           --               --           --       6.85%
      All contract charges                           --           56          $ 8,450        0.11%          --
2013  Lowest contract charge 0.00% Class A      $164.11           --               --           --      27.25%
      Highest contract charge 0.90% Class A     $154.46           --               --           --      26.10%
      All contract charges                           --           73          $ 9,595        0.72%          --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.00% Class B      $346.43           --               --           --      34.59%
      Highest contract charge 0.60% Class B     $262.96           --               --           --      33.78%
      All contract charges                           --           75          $24,456        0.18%          --
2016  Lowest contract charge 0.00% Class B      $257.40           --               --           --       6.81%
      Highest contract charge 0.60% Class B     $196.56           --               --           --       6.17%
      All contract charges                           --           75          $18,005        0.34%          --
2015  Lowest contract charge 0.00% Class B      $240.98           --               --           --      11.52%
      Highest contract charge 0.60% Class B     $185.13           --               --           --      10.86%
      All contract charges                           --           71          $15,923        0.12%          --
2014  Lowest contract charge 0.00% Class B      $216.08           --               --           --       7.82%
      Highest contract charge 0.60% Class B     $167.00           --               --           --       7.17%
      All contract charges                           --           76          $15,333        0.11%          --
2013  Lowest contract charge 0.00% Class B      $200.41           --               --           --      27.27%
      Highest contract charge 0.60% Class B     $155.82           --               --           --      26.51%
      All contract charges                           --           79          $14,763        0.72%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2017  Lowest contract charge 0.00% Class III    $154.14           --               --           --      13.71%
      Highest contract charge 0.00% Class III   $154.14           --               --           --      13.71%
      All contract charges                           --          193          $ 4,268        1.33%          --
2016  Lowest contract charge 0.00% Class III    $135.56           --               --           --       3.81%
      Highest contract charge 0.00% Class III   $135.56           --               --           --       3.81%
      All contract charges                           --          171          $ 4,445        0.69%          --
2015  Lowest contract charge 0.00% Class III    $130.59           --               --           --     (1.00)%
      Highest contract charge 0.00% Class III   $130.59           --               --           --     (1.00)%
      All contract charges                           --          203          $ 9,384        1.08%          --
2014  Lowest contract charge 0.00% Class III    $131.91           --               --           --       1.93%
      Highest contract charge 0.00% Class III   $131.91           --               --           --       1.93%
      All contract charges                           --          200          $ 9,833        2.50%          --
2013  Lowest contract charge 0.00% Class III    $129.41           --               --           --      14.42%
      Highest contract charge 0.00% Class III   $129.41           --               --           --      14.42%
      All contract charges                           --          149          $ 7,005        1.07%          --
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.00% Class A      $239.78           --               --           --       2.24%
      Highest contract charge 0.90% Class A     $232.36           --               --           --       1.32%
      All contract charges                           --          220          $57,442        1.58%          --
2016  Lowest contract charge 0.00% Class A      $234.53           --               --           --       2.93%
      Highest contract charge 0.90% Class A     $229.34           --               --           --       2.01%
      All contract charges                           --          252          $66,941        1.97%          --
2015  Lowest contract charge 0.00% Class A      $227.86           --               --           --     (0.64)%
      Highest contract charge 0.90% Class A     $224.83           --               --           --     (1.53)%
      All contract charges                           --          265          $70,209        1.52%          --
2014  Lowest contract charge 0.00% Class A      $229.33           --               --           --       2.39%
      Highest contract charge 0.90% Class A     $228.33           --               --           --       1.46%
      All contract charges                           --          286          $77,439        2.51%          --
2013  Lowest contract charge 0.00% Class A      $223.98           --               --           --     (1.01)%
      Highest contract charge 0.90% Class A     $225.04           --               --           --     (1.90)%
      All contract charges                           --          306          $82,633        3.46%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.00% Class B    $145.05           --               --           --        2.24%
      Highest contract charge 0.60% Class B   $111.96           --               --           --        1.62%
      All contract charges                         --          126          $15,563        1.58%           --
2016  Lowest contract charge 0.00% Class B    $141.87           --               --           --        2.93%
      Highest contract charge 0.60% Class B   $110.17           --               --           --        2.31%
      All contract charges                         --          132          $15,824        1.97%           --
2015  Lowest contract charge 0.00% Class B    $137.83           --               --           --      (0.64)%
      Highest contract charge 0.60% Class B   $107.68           --               --           --      (1.24)%
      All contract charges                         --          136          $15,816        1.52%           --
2014  Lowest contract charge 0.00% Class B    $138.72           --               --           --        2.38%
      Highest contract charge 0.60% Class B   $109.03           --               --           --        1.77%
      All contract charges                         --          145          $16,903        2.51%           --
2013  Lowest contract charge 0.00% Class B    $135.49           --               --           --      (0.87)%
      Highest contract charge 0.60% Class B   $107.13           --               --           --      (1.46)%
      All contract charges                         --          149          $16,905        3.46%           --
CHARTER/SM/ SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $242.33           --               --           --       24.36%
      Highest contract charge 0.90% Class B   $150.12           --               --           --       23.24%
      All contract charges                         --           62          $13,055        2.72%           --
2016  Lowest contract charge 0.00% Class B    $194.86           --               --           --        9.35%
      Highest contract charge 0.90% Class B   $121.81           --               --           --        8.37%
      All contract charges                         --           63          $10,707        0.00%           --
2015  Lowest contract charge 0.00% Class B    $178.20           --               --           --      (6.04)%
      Highest contract charge 0.90% Class B   $112.40           --               --           --      (6.89)%
      All contract charges                         --           72          $11,024        0.27%           --
2014  Lowest contract charge 0.00% Class B    $189.66           --               --           --      (2.61)%
      Highest contract charge 0.90% Class B   $120.72           --               --           --      (3.49)%
      All contract charges                         --           73          $12,004        0.00%           --
2013  Lowest contract charge 0.00% Class B    $194.74           --               --           --       47.78%
      Highest contract charge 0.90% Class B   $125.08           --               --           --       46.45%
      All contract charges                         --           82          $13,549        0.00%           --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.00% Class A    $336.73           --               --           --       11.29%
      Highest contract charge 0.60% Class A   $309.09           --               --           --       10.63%
      All contract charges                         --           43          $14,136        1.45%           --
2016  Lowest contract charge 0.00% Class A    $302.56           --               --           --       25.23%
      Highest contract charge 0.60% Class A   $279.39           --               --           --       24.48%
      All contract charges                         --           46          $13,586        1.36%           --
2015  Lowest contract charge 0.00% Class A    $241.60           --               --           --     (13.13)%
      Highest contract charge 0.60% Class A   $224.44           --               --           --     (13.65)%
      All contract charges                         --           48          $11,523        0.52%           --
2014  Lowest contract charge 0.00% Class A    $278.12           --               --           --      (5.12)%
      Highest contract charge 0.60% Class A   $259.93           --               --           --      (5.69)%
      All contract charges                         --           51          $14,155        0.17%           --
2013  Lowest contract charge 0.00% Class A    $293.14           --               --           --       42.77%
      Highest contract charge 0.60% Class A   $275.62           --               --           --       41.91%
      All contract charges                         --           56          $16,244        0.55%           --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.00% Class B    $353.23           --               --           --       11.30%
      Highest contract charge 0.90% Class B   $298.52           --               --           --       10.30%
      All contract charges                         --           51          $16,788        1.45%           --
2016  Lowest contract charge 0.00% Class B    $317.38           --               --           --       25.23%
      Highest contract charge 0.90% Class B   $270.65           --               --           --       24.11%
      All contract charges                         --           55          $16,433        1.36%           --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2015  Lowest contract charge 0.00% Class B        $253.43           --                --          --     (13.13)%
      Highest contract charge 0.90% Class B       $218.07           --                --          --     (13.92)%
      All contract charges                             --           61          $ 14,517       0.52%           --
2014  Lowest contract charge 0.00% Class B        $291.75           --                --          --      (5.11)%
      Highest contract charge 0.90% Class B       $253.33           --                --          --      (5.96)%
      All contract charges                             --           65          $ 17,745       0.17%           --
2013  Lowest contract charge 0.00% Class B        $307.45           --                --          --       42.72%
      Highest contract charge 0.90% Class B       $269.39           --                --          --       41.44%
      All contract charges                             --           69          $ 20,126       0.55%           --
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2017  Lowest contract charge 0.00% Class II       $ 12.69           --                --          --       12.50%
      Highest contract charge 0.00% Class II      $ 12.69           --                --          --       12.50%
      All contract charges                             --           25          $    314       0.47%           --
2016  Lowest contract charge 0.00% Class II(d)    $ 11.28           --                --          --       12.91%
      Highest contract charge 0.00% Class II(d)   $ 11.28           --                --          --       12.91%
      All contract charges                             --           --          $      5       1.01%           --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.00% Class A        $391.76           --                --          --        8.11%
      Highest contract charge 0.60% Class A       $359.60           --                --          --        7.46%
      All contract charges                             --          247          $ 41,840       1.40%           --
2016  Lowest contract charge 0.00% Class A        $362.37           --                --          --       17.96%
      Highest contract charge 0.60% Class A       $334.63           --                --          --       17.26%
      All contract charges                             --          246          $ 40,079       1.49%           --
2015  Lowest contract charge 0.00% Class A        $307.19           --                --          --      (6.15)%
      Highest contract charge 0.60% Class A       $285.38           --                --          --      (6.71)%
      All contract charges                             --          242          $ 36,247       1.28%           --
2014  Lowest contract charge 0.00% Class A        $327.32           --                --          --        9.71%
      Highest contract charge 0.60% Class A       $305.92           --                --          --        9.05%
      All contract charges                             --          227          $ 40,401       1.07%           --
2013  Lowest contract charge 0.00% Class A        $298.36           --                --          --       37.75%
      Highest contract charge 0.60% Class A       $280.54           --                --          --       36.92%
      All contract charges                             --          210          $ 38,163       1.61%           --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.00% Class B        $515.61           --                --          --        8.11%
      Highest contract charge 0.90% Class B       $427.76           --                --          --        7.14%
      All contract charges                             --          369          $170,709       1.40%           --
2016  Lowest contract charge 0.00% Class B        $476.93           --                --          --       17.96%
      Highest contract charge 0.90% Class B       $399.26           --                --          --       16.91%
      All contract charges                             --          400          $171,810       1.49%           --
2015  Lowest contract charge 0.00% Class B        $404.30           --                --          --      (6.15)%
      Highest contract charge 0.90% Class B       $341.52           --                --          --      (6.99)%
      All contract charges                             --          436          $158,529       1.28%           --
2014  Lowest contract charge 0.00% Class B        $430.79           --                --          --        9.70%
      Highest contract charge 0.90% Class B       $367.20           --                --          --        8.72%
      All contract charges                             --          463          $179,873       1.07%           --
2013  Lowest contract charge 0.00% Class B        $392.69           --                --          --       37.73%
      Highest contract charge 0.90% Class B       $337.76           --                --          --       36.49%
      All contract charges                             --          485          $172,038       1.61%           --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.00% Class A        $443.41           --                --          --       25.44%
      Highest contract charge 0.60% Class A       $277.95           --                --          --       24.69%
      All contract charges                             --           62          $ 16,329       0.78%           --
2016  Lowest contract charge 0.00% Class A        $353.49           --                --          --        8.42%
      Highest contract charge 0.60% Class A       $222.92           --                --          --        7.77%
      All contract charges                             --           60          $ 13,834       0.87%           --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2015  Lowest contract charge 0.00% Class A    $326.03            --                --         --       1.91%
      Highest contract charge 0.60% Class A   $206.84            --                --         --       1.30%
      All contract charges                         --            62        $   14,705      0.59%          --
2014  Lowest contract charge 0.00% Class A    $319.92            --                --         --      10.51%
      Highest contract charge 0.60% Class A   $204.19            --                --         --       9.85%
      All contract charges                         --            62        $   15,531      0.70%          --
2013  Lowest contract charge 0.00% Class A    $289.49            --                --         --      31.79%
      Highest contract charge 0.60% Class A   $185.88            --                --         --      31.00%
      All contract charges                         --            68        $   15,218      1.47%          --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.00% Class B    $336.81            --                --         --      25.44%
      Highest contract charge 0.90% Class B   $285.37            --                --         --      24.31%
      All contract charges                         --           358        $  108,933      0.78%          --
2016  Lowest contract charge 0.00% Class B    $268.51            --                --         --       8.42%
      Highest contract charge 0.90% Class B   $229.56            --                --         --       7.45%
      All contract charges                         --           377        $   92,101      0.87%          --
2015  Lowest contract charge 0.00% Class B    $247.65            --                --         --       1.91%
      Highest contract charge 0.90% Class B   $213.65            --                --         --       1.00%
      All contract charges                         --           417        $   94,238      0.59%          --
2014  Lowest contract charge 0.00% Class B    $243.01            --                --         --      10.51%
      Highest contract charge 0.90% Class B   $211.54            --                --         --       9.52%
      All contract charges                         --           419        $   93,222      0.70%          --
2013  Lowest contract charge 0.00% Class B    $219.89            --                --         --      31.77%
      Highest contract charge 0.90% Class B   $193.16            --                --         --      30.58%
      All contract charges                         --           468        $   94,736      1.47%          --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.00% Class A    $719.43            --                --         --      20.47%
      Highest contract charge 0.90% Class A   $732.21            --                --         --      19.39%
      All contract charges                         --         1,320        $1,495,123      1.30%          --
2016  Lowest contract charge 0.00% Class A    $597.19            --                --         --      11.69%
      Highest contract charge 0.90% Class A   $613.30            --                --         --      10.69%
      All contract charges                         --         1,384        $1,360,428      1.55%          --
2015  Lowest contract charge 0.00% Class A    $534.69            --                --         --     (0.05)%
      Highest contract charge 0.90% Class A   $554.08            --                --         --     (0.95)%
      All contract charges                         --         1,448        $1,330,558      1.37%          --
2014  Lowest contract charge 0.00% Class A    $534.98            --                --         --      12.05%
      Highest contract charge 0.90% Class A   $559.42            --                --         --      11.05%
      All contract charges                         --         1,467        $1,441,799      1.24%          --
2013  Lowest contract charge 0.00% Class A    $477.43            --                --         --      32.47%
      Highest contract charge 0.90% Class A   $503.77            --                --         --      31.28%
      All contract charges                         --         1,573        $1,403,125      1.29%          --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.00% Class B    $224.67            --                --         --      20.47%
      Highest contract charge 0.60% Class B   $242.06            --                --         --      19.75%
      All contract charges                         --           951        $  225,386      1.30%          --
2016  Lowest contract charge 0.00% Class B    $186.50            --                --         --      11.69%
      Highest contract charge 0.60% Class B   $202.14            --                --         --      11.02%
      All contract charges                         --           981        $  194,128      1.55%          --
2015  Lowest contract charge 0.00% Class B    $166.98            --                --         --     (0.05)%
      Highest contract charge 0.60% Class B   $182.07            --                --         --     (0.65)%
      All contract charges                         --         1,016        $  181,517      1.37%          --
2014  Lowest contract charge 0.00% Class B    $167.07            --                --         --      12.05%
      Highest contract charge 0.60% Class B   $183.27            --                --         --      11.38%
      All contract charges                         --         1,060        $  191,161      1.24%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $149.10            --               --          --      32.47%
      Highest contract charge 0.60% Class B   $164.54            --               --          --      31.67%
      All contract charges                         --         1,115         $180,697       1.29%          --
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.00% Class A    $137.33            --               --          --       1.46%
      Highest contract charge 0.90% Class A   $124.13            --               --          --       0.55%
      All contract charges                         --           182         $ 26,157       1.39%          --
2016  Lowest contract charge 0.00% Class A    $135.35            --               --          --       1.38%
      Highest contract charge 0.90% Class A   $123.45            --               --          --       0.47%
      All contract charges                         --           200         $ 28,475       1.50%          --
2015  Lowest contract charge 0.00% Class A    $133.51            --               --          --       0.44%
      Highest contract charge 0.90% Class A   $122.87            --               --          --     (0.47)%
      All contract charges                         --           207         $ 29,322       1.49%          --
2014  Lowest contract charge 0.00% Class A    $132.93            --               --          --       2.41%
      Highest contract charge 0.90% Class A   $123.45            --               --          --       1.50%
      All contract charges                         --           219         $ 30,635       1.31%          --
2013  Lowest contract charge 0.00% Class A    $129.80            --               --          --     (1.58)%
      Highest contract charge 0.90% Class A   $121.63            --               --          --     (2.48)%
      All contract charges                         --           231         $ 31,506       1.17%          --
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.00% Class B    $142.69            --               --          --       1.46%
      Highest contract charge 0.60% Class B   $158.89            --               --          --       0.86%
      All contract charges                         --           172         $ 25,594       1.39%          --
2016  Lowest contract charge 0.00% Class B    $140.63            --               --          --       1.38%
      Highest contract charge 0.60% Class B   $157.54            --               --          --       0.77%
      All contract charges                         --           165         $ 24,392       1.50%          --
2015  Lowest contract charge 0.00% Class B    $138.72            --               --          --       0.44%
      Highest contract charge 0.60% Class B   $156.34            --               --          --     (0.17)%
      All contract charges                         --           157         $ 23,116       1.49%          --
2014  Lowest contract charge 0.00% Class B    $138.11            --               --          --       2.41%
      Highest contract charge 0.60% Class B   $156.60            --               --          --       1.80%
      All contract charges                         --           151         $ 22,367       1.31%          --
2013  Lowest contract charge 0.00% Class B    $134.86            --               --          --     (1.59)%
      Highest contract charge 0.60% Class B   $153.83            --               --          --     (2.18)%
      All contract charges                         --           150         $ 21,831       1.17%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.00% Class A    $818.32            --               --          --      21.04%
      Highest contract charge 0.90% Class A   $666.65            --               --          --      19.96%
      All contract charges                         --         1,393         $602,506       1.45%          --
2016  Lowest contract charge 0.00% Class A    $676.05            --               --          --      11.24%
      Highest contract charge 0.90% Class A   $555.73            --               --          --      10.24%
      All contract charges                         --         1,292         $542,718       1.66%          --
2015  Lowest contract charge 0.00% Class A    $607.76            --               --          --       0.80%
      Highest contract charge 0.90% Class A   $504.12            --               --          --     (0.11)%
      All contract charges                         --         1,399         $519,057       1.61%          --
2014  Lowest contract charge 0.00% Class A    $602.94            --               --          --      12.98%
      Highest contract charge 0.90% Class A   $504.66            --               --          --      11.96%
      All contract charges                         --         1,320         $556,228       1.39%          --
2013  Lowest contract charge 0.00% Class A    $533.69            --               --          --      31.51%
      Highest contract charge 0.90% Class A   $450.76            --               --          --      30.33%
      All contract charges                         --         1,173         $536,839       1.48%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.00% Class B    $247.66            --               --          --      21.04%
      Highest contract charge 0.60% Class B   $228.79            --               --          --      20.32%
      All contract charges                         --         1,137         $272,641       1.45%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $204.61            --               --          --      11.23%
      Highest contract charge 0.60% Class B   $190.15            --               --          --      10.56%
      All contract charges                         --         1,100         $217,785       1.66%          --
2015  Lowest contract charge 0.00% Class B    $183.95            --               --          --       0.79%
      Highest contract charge 0.60% Class B   $171.99            --               --          --       0.19%
      All contract charges                         --         1,073         $191,053       1.61%          --
2014  Lowest contract charge 0.00% Class B    $182.51            --               --          --      12.97%
      Highest contract charge 0.60% Class B   $171.67            --               --          --      12.30%
      All contract charges                         --         1,056         $186,511       1.39%          --
2013  Lowest contract charge 0.00% Class B    $161.55            --               --          --      31.51%
      Highest contract charge 0.60% Class B   $152.87            --               --          --      30.73%
      All contract charges                         --         1,016         $158,969       1.48%          --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.00% Class A    $144.55            --               --          --       4.65%
      Highest contract charge 0.90% Class A   $122.90            --               --          --       3.71%
      All contract charges                         --            99         $  7,953       0.04%          --
2016  Lowest contract charge 0.00% Class A    $138.13            --               --          --       0.68%
      Highest contract charge 0.90% Class A   $118.50            --               --          --     (0.23)%
      All contract charges                         --            99         $  8,311       1.92%          --
2015  Lowest contract charge 0.00% Class A    $137.20            --               --          --     (3.80)%
      Highest contract charge 0.90% Class A   $118.77            --               --          --     (4.66)%
      All contract charges                         --            93         $  8,563       0.04%          --
2014  Lowest contract charge 0.00% Class A    $142.62            --               --          --       0.88%
      Highest contract charge 0.90% Class A   $124.58            --               --          --     (0.02)%
      All contract charges                         --           100         $ 11,375       0.67%          --
2013  Lowest contract charge 0.00% Class A    $141.37            --               --          --     (2.56)%
      Highest contract charge 0.90% Class A   $124.61            --               --          --     (3.44)%
      All contract charges                         --           103         $ 12,060       0.01%          --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.00% Class B    $137.76            --               --          --       4.65%
      Highest contract charge 0.60% Class B   $125.44            --               --          --       4.02%
      All contract charges                         --            68         $  9,131       0.04%          --
2016  Lowest contract charge 0.00% Class B    $131.64            --               --          --       0.68%
      Highest contract charge 0.60% Class B   $120.59            --               --          --       0.07%
      All contract charges                         --            69         $  8,747       1.92%          --
2015  Lowest contract charge 0.00% Class B    $130.75            --               --          --     (3.80)%
      Highest contract charge 0.60% Class B   $120.50            --               --          --     (4.38)%
      All contract charges                         --            66         $  8,457       0.04%          --
2014  Lowest contract charge 0.00% Class B    $135.92            --               --          --       0.89%
      Highest contract charge 0.60% Class B   $126.02            --               --          --       0.29%
      All contract charges                         --            67         $  8,941       0.67%          --
2013  Lowest contract charge 0.00% Class B    $134.72            --               --          --     (2.51)%
      Highest contract charge 0.60% Class B   $125.66            --               --          --     (3.10)%
      All contract charges                         --            68         $  8,897       0.01%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class A    $235.74            --               --          --       0.34%
      Highest contract charge 0.90% Class A   $199.94            --               --          --     (0.56)%
      All contract charges                         --           370         $ 69,699       0.84%          --
2016  Lowest contract charge 0.00% Class A    $234.93            --               --          --       0.45%
      Highest contract charge 0.90% Class A   $201.07            --               --          --     (0.45)%
      All contract charges                         --           354         $ 70,206       0.70%          --
2015  Lowest contract charge 0.00% Class A    $233.88            --               --          --       0.43%
      Highest contract charge 0.90% Class A   $201.98            --               --          --     (0.47)%
      All contract charges                         --           323         $ 65,486       0.60%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $232.88            --               --          --       1.53%
      Highest contract charge 0.90% Class A   $202.94            --               --          --       0.62%
      All contract charges                         --           318         $ 65,987       0.40%          --
2013  Lowest contract charge 0.00% Class A    $229.37            --               --          --     (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --               --          --     (2.53)%
      All contract charges                         --           320         $ 68,033       0.21%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class B    $169.28            --               --          --       0.34%
      Highest contract charge 0.60% Class B   $151.29            --               --          --     (0.26)%
      All contract charges                         --           123         $ 19,188       0.84%          --
2016  Lowest contract charge 0.00% Class B    $168.70            --               --          --       0.45%
      Highest contract charge 0.60% Class B   $151.68            --               --          --     (0.15)%
      All contract charges                         --           135         $ 20,929       0.70%          --
2015  Lowest contract charge 0.00% Class B    $167.94            --               --          --       0.42%
      Highest contract charge 0.60% Class B   $151.91            --               --          --     (0.18)%
      All contract charges                         --           120         $ 18,638       0.60%          --
2014  Lowest contract charge 0.00% Class B    $167.23            --               --          --       1.54%
      Highest contract charge 0.60% Class B   $152.18            --               --          --       0.93%
      All contract charges                         --           125         $ 19,156       0.40%          --
2013  Lowest contract charge 0.00% Class B    $164.70            --               --          --     (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --               --          --     (2.24)%
      All contract charges                         --           136         $ 20,907       0.21%          --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.00% Class A    $235.12            --               --          --      23.22%
      Highest contract charge 0.90% Class A   $191.42            --               --          --      22.12%
      All contract charges                         --         1,529         $270,450       2.64%          --
2016  Lowest contract charge 0.00% Class A    $190.81            --               --          --       2.20%
      Highest contract charge 0.90% Class A   $156.75            --               --          --       1.28%
      All contract charges                         --         1,486         $220,734       2.72%          --
2015  Lowest contract charge 0.00% Class A    $186.71            --               --          --     (2.14)%
      Highest contract charge 0.90% Class A   $154.77            --               --          --     (3.02)%
      All contract charges                         --         1,506         $232,186       2.32%          --
2014  Lowest contract charge 0.00% Class A    $190.79            --               --          --     (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --               --          --     (7.74)%
      All contract charges                         --         1,507         $254,494       2.97%          --
2013  Lowest contract charge 0.00% Class A    $204.93            --               --          --      21.47%
      Highest contract charge 0.90% Class A   $172.97            --               --          --      20.38%
      All contract charges                         --         1,613         $295,783       2.22%          --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.00% Class B    $160.52            --               --          --      23.22%
      Highest contract charge 0.90% Class B   $140.92            --               --          --      22.11%
      All contract charges                         --           409         $ 63,674       2.64%          --
2016  Lowest contract charge 0.00% Class B    $130.27            --               --          --       2.20%
      Highest contract charge 0.90% Class B   $115.40            --               --          --       1.28%
      All contract charges                         --           407         $ 51,586       2.72%          --
2015  Lowest contract charge 0.00% Class B    $127.47            --               --          --     (2.13)%
      Highest contract charge 0.90% Class B   $113.94            --               --          --     (3.02)%
      All contract charges                         --           424         $ 52,585       2.32%          --
2014  Lowest contract charge 0.00% Class B    $130.25            --               --          --     (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --               --          --     (7.74)%
      All contract charges                         --           414         $ 52,708       2.97%          --
2013  Lowest contract charge 0.00% Class B    $139.91            --               --          --      21.47%
      Highest contract charge 0.90% Class B   $127.34            --               --          --      20.38%
      All contract charges                         --           414         $ 56,742       2.22%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.00% Class A    $193.24           --               --           --      17.98%
      Highest contract charge 0.90% Class A   $175.43           --               --           --      16.92%
      All contract charges                         --           94          $14,441        0.80%          --
2016  Lowest contract charge 0.00% Class A    $163.79           --               --           --      17.38%
      Highest contract charge 0.90% Class A   $150.04           --               --           --      16.32%
      All contract charges                         --           80          $10,866        2.44%          --
2015  Lowest contract charge 0.00% Class A    $139.54           --               --           --     (6.19)%
      Highest contract charge 0.90% Class A   $128.99           --               --           --     (7.03)%
      All contract charges                         --          100          $12,263        2.18%          --
2014  Lowest contract charge 0.00% Class A    $148.75           --               --           --       8.92%
      Highest contract charge 0.90% Class A   $138.74           --               --           --       7.94%
      All contract charges                         --          101          $13,086        1.88%          --
2013  Lowest contract charge 0.00% Class A    $136.57           --               --           --      35.08%
      Highest contract charge 0.90% Class A   $128.54           --               --           --      33.87%
      All contract charges                         --           37          $ 4,854        4.83%          --
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.00% Class B    $245.99           --               --           --      17.98%
      Highest contract charge 0.60% Class B   $178.98           --               --           --      17.27%
      All contract charges                         --           66          $15,264        0.80%          --
2016  Lowest contract charge 0.00% Class B    $208.50           --               --           --      17.37%
      Highest contract charge 0.60% Class B   $152.62           --               --           --      16.67%
      All contract charges                         --           65          $12,804        2.44%          --
2015  Lowest contract charge 0.00% Class B    $177.64           --               --           --     (6.19)%
      Highest contract charge 0.60% Class B   $130.81           --               --           --     (6.75)%
      All contract charges                         --           71          $11,678        2.18%          --
2014  Lowest contract charge 0.00% Class B    $189.36           --               --           --       8.92%
      Highest contract charge 0.60% Class B   $140.28           --               --           --       8.26%
      All contract charges                         --           69          $12,100        1.88%          --
2013  Lowest contract charge 0.00% Class B    $173.86           --               --           --      35.04%
      Highest contract charge 0.60% Class B   $129.58           --               --           --      34.22%
      All contract charges                         --           34          $ 5,480        4.83%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.00% Class A    $414.32           --               --           --      17.72%
      Highest contract charge 0.00% Class A   $414.32           --               --           --      17.72%
      All contract charges                         --           41          $ 4,807        0.86%          --
2016  Lowest contract charge 0.00% Class A    $351.95           --               --           --      21.53%
      Highest contract charge 0.00% Class A   $351.95           --               --           --      21.53%
      All contract charges                         --           32          $ 3,509        1.05%          --
2015  Lowest contract charge 0.00% Class A    $289.59           --               --           --     (2.25)%
      Highest contract charge 0.00% Class A   $289.59           --               --           --     (2.25)%
      All contract charges                         --           30          $ 2,225        0.70%          --
2014  Lowest contract charge 0.00% Class A    $296.27           --               --           --      14.37%
      Highest contract charge 0.00% Class A   $296.27           --               --           --      14.37%
      All contract charges                         --           21          $ 1,687        1.08%          --
2013  Lowest contract charge 0.00% Class A    $259.04           --               --           --      35.80%
      Highest contract charge 0.00% Class A   $259.04           --               --           --      35.80%
      All contract charges                         --           14          $ 1,248        2.02%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.00% Class B    $386.87           --               --           --      17.72%
      Highest contract charge 0.90% Class B   $320.95           --               --           --      16.66%
      All contract charges                         --          131          $45,408        0.86%          --
2016  Lowest contract charge 0.00% Class B    $328.64           --               --           --      21.53%
      Highest contract charge 0.90% Class B   $275.11           --               --           --      20.44%
      All contract charges                         --          115          $34,289        1.05%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $270.42           --                --          --     (2.28)%
      Highest contract charge 0.90% Class B   $228.43           --                --          --     (3.16)%
      All contract charges                         --          121          $ 29,513       0.70%          --
2014  Lowest contract charge 0.00% Class B    $276.74           --                --          --      14.38%
      Highest contract charge 0.90% Class B   $235.89           --                --          --      13.35%
      All contract charges                         --          124          $ 30,663       1.08%          --
2013  Lowest contract charge 0.00% Class B    $241.95           --                --          --      35.78%
      Highest contract charge 0.90% Class B   $208.11           --                --          --      34.57%
      All contract charges                         --          127          $ 27,606       2.02%          --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.00% Class A    $452.25           --                --          --      29.22%
      Highest contract charge 0.60% Class A   $299.34           --                --          --      28.44%
      All contract charges                         --           86          $ 20,954       0.77%          --
2016  Lowest contract charge 0.00% Class A    $349.98           --                --          --       6.34%
      Highest contract charge 0.60% Class A   $233.05           --                --          --       5.71%
      All contract charges                         --           82          $ 16,601       1.01%          --
2015  Lowest contract charge 0.00% Class A    $329.10           --                --          --       4.86%
      Highest contract charge 0.60% Class A   $220.46           --                --          --       4.23%
      All contract charges                         --           77          $ 16,461       0.87%          --
2014  Lowest contract charge 0.00% Class A    $313.85           --                --          --      12.24%
      Highest contract charge 0.60% Class A   $211.51           --                --          --      11.57%
      All contract charges                         --           67          $ 15,886       0.91%          --
2013  Lowest contract charge 0.00% Class A    $279.62           --                --          --      32.50%
      Highest contract charge 0.60% Class A   $189.58           --                --          --      31.70%
      All contract charges                         --           66          $ 14,826       0.96%          --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.00% Class B    $225.05           --                --          --      29.22%
      Highest contract charge 0.90% Class B   $190.27           --                --          --      28.07%
      All contract charges                         --          680          $139,563       0.77%          --
2016  Lowest contract charge 0.00% Class B    $174.16           --                --          --       6.34%
      Highest contract charge 0.90% Class B   $148.57           --                --          --       5.39%
      All contract charges                         --          713          $113,687       1.01%          --
2015  Lowest contract charge 0.00% Class B    $163.77           --                --          --       4.87%
      Highest contract charge 0.90% Class B   $140.97           --                --          --       3.92%
      All contract charges                         --          764          $114,945       0.87%          --
2014  Lowest contract charge 0.00% Class B    $156.17           --                --          --      12.24%
      Highest contract charge 0.90% Class B   $135.65           --                --          --      11.22%
      All contract charges                         --          805          $115,779       0.91%          --
2013  Lowest contract charge 0.00% Class B    $139.14           --                --          --      32.49%
      Highest contract charge 0.90% Class B   $121.96           --                --          --      31.30%
      All contract charges                         --          883          $113,856       0.96%          --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.00% Class A    $119.30           --                --          --      13.01%
      Highest contract charge 0.90% Class A   $108.30           --                --          --      11.98%
      All contract charges                         --          122          $ 13,848       1.94%          --
2016  Lowest contract charge 0.00% Class A    $105.57           --                --          --      16.47%
      Highest contract charge 0.90% Class A   $ 96.71           --                --          --      15.43%
      All contract charges                         --          125          $ 12,655       2.17%          --
2015  Lowest contract charge 0.00% Class A    $ 90.64           --                --          --     (4.43)%
      Highest contract charge 0.90% Class A   $ 83.78           --                --          --     (5.29)%
      All contract charges                         --          114          $ 10,014       1.96%          --
2014  Lowest contract charge 0.00% Class A    $ 94.84           --                --          --      12.62%
      Highest contract charge 0.90% Class A   $ 88.46           --                --          --      11.61%
      All contract charges                         --          112          $ 10,362       1.62%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $ 84.21           --                --          --      31.60%
      Highest contract charge 0.90% Class A   $ 79.26           --                --          --      30.40%
      All contract charges                         --          101          $  8,239       1.56%          --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.00% Class B    $137.42           --                --          --      13.00%
      Highest contract charge 0.60% Class B   $110.56           --                --          --      12.32%
      All contract charges                         --          115          $ 15,123       1.94%          --
2016  Lowest contract charge 0.00% Class B    $121.61           --                --          --      16.47%
      Highest contract charge 0.60% Class B   $ 98.43           --                --          --      15.77%
      All contract charges                         --          105          $ 12,174       2.17%          --
2015  Lowest contract charge 0.00% Class B    $104.41           --                --          --     (4.43)%
      Highest contract charge 0.60% Class B   $ 85.02           --                --          --     (5.01)%
      All contract charges                         --           97          $  9,549       1.96%          --
2014  Lowest contract charge 0.00% Class B    $109.25           --                --          --      12.63%
      Highest contract charge 0.60% Class B   $ 89.50           --                --          --      11.96%
      All contract charges                         --           84          $  8,774       1.62%          --
2013  Lowest contract charge 0.00% Class B    $ 97.00           --                --          --      31.58%
      Highest contract charge 0.60% Class B   $ 79.94           --                --          --      30.79%
      All contract charges                         --           76          $  6,961       1.56%          --
EQ/MFS INTERNATIONAL GROWTH
2017  Lowest contract charge 0.00% Class B    $248.46           --                --          --      32.05%
      Highest contract charge 0.90% Class B   $141.35           --                --          --      30.88%
      All contract charges                         --          283          $ 51,192       0.84%          --
2016  Lowest contract charge 0.00% Class B    $188.15           --                --          --       1.98%
      Highest contract charge 0.90% Class B   $108.00           --                --          --       1.06%
      All contract charges                         --          283          $ 38,646       1.00%          --
2015  Lowest contract charge 0.00% Class B    $184.50           --                --          --       0.20%
      Highest contract charge 0.90% Class B   $106.87           --                --          --     (0.71)%
      All contract charges                         --          285          $ 37,624       0.60%          --
2014  Lowest contract charge 0.00% Class B    $184.13           --                --          --     (5.01)%
      Highest contract charge 0.90% Class B   $107.63           --                --          --     (5.86)%
      All contract charges                         --          287          $ 37,394       0.94%          --
2013  Lowest contract charge 0.00% Class B    $193.84           --                --          --      13.65%
      Highest contract charge 0.90% Class B   $114.33           --                --          --      12.63%
      All contract charges                         --          291          $ 39,189       0.94%          --
EQ/MID CAP INDEX
2017  Lowest contract charge 0.00% Class A    $457.47           --                --          --      15.48%
      Highest contract charge 0.60% Class A   $311.82           --                --          --      14.79%
      All contract charges                         --          168          $ 38,774       0.93%          --
2016  Lowest contract charge 0.00% Class A    $396.14           --                --          --      19.91%
      Highest contract charge 0.60% Class A   $271.64           --                --          --      19.19%
      All contract charges                         --          149          $ 32,505       1.09%          --
2015  Lowest contract charge 0.00% Class A    $330.36           --                --          --     (2.86)%
      Highest contract charge 0.60% Class A   $227.90           --                --          --     (3.44)%
      All contract charges                         --          141          $ 28,395       0.86%          --
2014  Lowest contract charge 0.00% Class A    $340.09           --                --          --       8.99%
      Highest contract charge 0.60% Class A   $236.02           --                --          --       8.34%
      All contract charges                         --          129          $ 29,901       0.80%          --
2013  Lowest contract charge 0.00% Class A    $312.03           --                --          --      32.58%
      Highest contract charge 0.60% Class A   $217.86           --                --          --      31.79%
      All contract charges                         --          119          $ 28,884       0.77%          --
EQ/MID CAP INDEX
2017  Lowest contract charge 0.00% Class B    $292.20           --                --          --      15.48%
      Highest contract charge 0.90% Class B   $249.83           --                --          --      14.44%
      All contract charges                         --          432          $118,329       0.93%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/MID CAP INDEX (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $253.03            --               --          --      19.91%
      Highest contract charge 0.90% Class B   $218.30            --               --          --      18.84%
      All contract charges                         --           400         $ 94,440       1.09%          --
2015  Lowest contract charge 0.00% Class B    $211.01            --               --          --     (2.86)%
      Highest contract charge 0.90% Class B   $183.70            --               --          --     (3.73)%
      All contract charges                         --           419         $ 82,531       0.86%          --
2014  Lowest contract charge 0.00% Class B    $217.22            --               --          --       8.99%
      Highest contract charge 0.90% Class B   $190.82            --               --          --       8.01%
      All contract charges                         --           427         $ 86,668       0.80%          --
2013  Lowest contract charge 0.00% Class B    $199.30            --               --          --      32.58%
      Highest contract charge 0.90% Class B   $176.67            --               --          --      31.38%
      All contract charges                         --           449         $ 83,977       0.77%          --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class A    $172.76            --               --          --       0.40%
      Highest contract charge 0.90% Class A   $148.82            --               --          --     (0.50)%
      All contract charges                         --         1,389         $100,524       0.39%          --
2016  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $149.57            --               --          --     (0.89)%
      All contract charges                         --         1,609         $112,607       0.00%          --
2015  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $150.92            --               --          --     (0.90)%
      All contract charges                         --         1,459         $116,349       0.00%          --
2014  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $152.29            --               --          --     (0.90)%
      All contract charges                         --         1,156         $125,159       0.00%          --
2013  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $153.67            --               --          --     (0.90)%
      All contract charges                         --         1,206         $130,681       0.00%          --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class B    $132.02            --               --          --       0.40%
      Highest contract charge 0.60% Class B   $123.43            --               --          --     (0.20)%
      All contract charges                         --           418         $ 53,555       0.39%          --
2016  Lowest contract charge 0.00% Class B    $131.49            --               --          --          --
      Highest contract charge 0.60% Class B   $123.68            --               --          --     (0.59)%
      All contract charges                         --           360         $ 45,810       0.00%          --
2015  Lowest contract charge 0.00% Class B    $131.49            --               --          --     (0.01)%
      Highest contract charge 0.60% Class B   $124.42            --               --          --     (0.60)%
      All contract charges                         --           343         $ 43,876       0.00%          --
2014  Lowest contract charge 0.00% Class B    $131.50            --               --          --       0.01%
      Highest contract charge 0.60% Class B   $125.17            --               --          --     (0.60)%
      All contract charges                         --           330         $ 42,162       0.00%          --
2013  Lowest contract charge 0.00% Class B    $131.49            --               --          --          --
      Highest contract charge 0.60% Class B   $125.93            --               --          --     (0.60)%
      All contract charges                         --           407         $ 52,804       0.00%          --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.00% Class A    $120.08            --               --          --       1.88%
      Highest contract charge 0.90% Class A   $109.02            --               --          --       0.97%
      All contract charges                         --           138         $ 15,815       1.32%          --
2016  Lowest contract charge 0.00% Class A    $117.86            --               --          --       1.99%
      Highest contract charge 0.90% Class A   $107.97            --               --          --       1.08%
      All contract charges                         --           125         $ 14,261       1.00%          --
2015  Lowest contract charge 0.00% Class A    $115.56            --               --          --     (0.28)%
      Highest contract charge 0.90% Class A   $106.82            --               --          --     (1.17)%
      All contract charges                         --           145         $ 16,282       0.47%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $115.88           --               --           --     (0.09)%
      Highest contract charge 0.90% Class A   $108.09           --               --           --     (0.99)%
      All contract charges                         --          156          $17,494        0.38%          --
2013  Lowest contract charge 0.00% Class A    $115.98           --               --           --       0.03%
      Highest contract charge 0.90% Class A   $109.17           --               --           --     (0.87)%
      All contract charges                         --          183          $20,583        0.72%          --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.00% Class B    $123.07           --               --           --       1.90%
      Highest contract charge 0.60% Class B   $112.00           --               --           --       1.28%
      All contract charges                         --          146          $17,454        1.32%          --
2016  Lowest contract charge 0.00% Class B    $120.78           --               --           --       1.98%
      Highest contract charge 0.60% Class B   $110.58           --               --           --       1.38%
      All contract charges                         --          142          $16,743        1.00%          --
2015  Lowest contract charge 0.00% Class B    $118.43           --               --           --     (0.27)%
      Highest contract charge 0.60% Class B   $109.08           --               --           --     (0.87)%
      All contract charges                         --          153          $17,504        0.47%          --
2014  Lowest contract charge 0.00% Class B    $118.75           --               --           --     (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --               --           --     (0.69)%
      All contract charges                         --          165          $19,037        0.38%          --
2013  Lowest contract charge 0.00% Class B    $118.86           --               --           --       0.08%
      Highest contract charge 0.60% Class B   $110.80           --               --           --     (0.52)%
      All contract charges                         --          158          $18,293        0.72%          --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.00% Class A    $257.00           --               --           --       1.39%
      Highest contract charge 0.90% Class A   $194.72           --               --           --       0.48%
      All contract charges                         --          173          $25,722        1.17%          --
2016  Lowest contract charge 0.00% Class A    $253.48           --               --           --       1.18%
      Highest contract charge 0.90% Class A   $193.79           --               --           --       0.27%
      All contract charges                         --          203          $36,245        1.15%          --
2015  Lowest contract charge 0.00% Class A    $250.53           --               --           --       0.22%
      Highest contract charge 0.90% Class A   $193.27           --               --           --     (0.68)%
      All contract charges                         --          208          $38,216        1.06%          --
2014  Lowest contract charge 0.00% Class A    $249.97           --               --           --       2.90%
      Highest contract charge 0.90% Class A   $194.59           --               --           --       1.98%
      All contract charges                         --          222          $41,887        0.99%          --
2013  Lowest contract charge 0.00% Class A    $242.92           --               --           --     (2.28)%
      Highest contract charge 0.90% Class A   $190.82           --               --           --     (3.16)%
      All contract charges                         --          241          $44,253        0.35%          --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.00% Class B    $173.41           --               --           --       1.39%
      Highest contract charge 0.60% Class B   $154.75           --               --           --       0.79%
      All contract charges                         --          122          $19,553        1.17%          --
2016  Lowest contract charge 0.00% Class B    $171.04           --               --           --       1.18%
      Highest contract charge 0.60% Class B   $153.54           --               --           --       0.57%
      All contract charges                         --          129          $20,541        1.15%          --
2015  Lowest contract charge 0.00% Class B    $169.05           --               --           --       0.23%
      Highest contract charge 0.60% Class B   $152.67           --               --           --     (0.38)%
      All contract charges                         --          132          $20,722        1.06%          --
2014  Lowest contract charge 0.00% Class B    $168.67           --               --           --       2.90%
      Highest contract charge 0.60% Class B   $153.25           --               --           --       2.29%
      All contract charges                         --          137          $21,519        0.99%          --
2013  Lowest contract charge 0.00% Class B    $163.91           --               --           --     (2.28)%
      Highest contract charge 0.60% Class B   $149.82           --               --           --     (2.87)%
      All contract charges                         --          146          $22,325        0.35%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.00% Class A    $516.30           --                --          --      14.01%
      Highest contract charge 0.90% Class A   $397.65           --                --          --      12.99%
      All contract charges                         --          211          $ 56,792       1.08%          --
2016  Lowest contract charge 0.00% Class A    $452.86           --                --          --      20.53%
      Highest contract charge 0.90% Class A   $351.94           --                --          --      19.45%
      All contract charges                         --          182          $ 49,667       1.17%          --
2015  Lowest contract charge 0.00% Class A    $375.73           --                --          --     (4.57)%
      Highest contract charge 0.90% Class A   $294.64           --                --          --     (5.43)%
      All contract charges                         --          175          $ 43,006       0.92%          --
2014  Lowest contract charge 0.00% Class A    $393.71           --                --          --       4.85%
      Highest contract charge 0.90% Class A   $311.55           --                --          --       3.91%
      All contract charges                         --          163          $ 45,618       0.80%          --
2013  Lowest contract charge 0.00% Class A    $375.50           --                --          --      37.45%
      Highest contract charge 0.90% Class A   $299.84           --                --          --      36.21%
      All contract charges                         --          170          $ 46,278       0.98%          --
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.00% Class B    $374.84           --                --          --      14.01%
      Highest contract charge 0.90% Class B   $347.55           --                --          --      12.99%
      All contract charges                         --          120          $ 44,655       1.08%          --
2016  Lowest contract charge 0.00% Class B    $328.79           --                --          --      20.53%
      Highest contract charge 0.90% Class B   $307.60           --                --          --      19.45%
      All contract charges                         --          111          $ 36,249       1.17%          --
2015  Lowest contract charge 0.00% Class B    $272.79           --                --          --     (4.57)%
      Highest contract charge 0.90% Class B   $257.52           --                --          --     (5.43)%
      All contract charges                         --          104          $ 28,328       0.92%          --
2014  Lowest contract charge 0.00% Class B    $285.84           --                --          --       4.85%
      Highest contract charge 0.90% Class B   $272.30           --                --          --       3.90%
      All contract charges                         --           99          $ 28,159       0.80%          --
2013  Lowest contract charge 0.00% Class B    $272.63           --                --          --      37.46%
      Highest contract charge 0.90% Class B   $262.07           --                --          --      36.22%
      All contract charges                         --           93          $ 25,369       0.98%          --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.00% Class A    $254.60           --                --          --      33.37%
      Highest contract charge 0.60% Class A   $238.50           --                --          --      32.57%
      All contract charges                         --          229          $ 10,385       0.00%          --
2016  Lowest contract charge 0.00% Class A    $190.90           --                --          --       1.34%
      Highest contract charge 0.60% Class A   $179.91           --                --          --       0.74%
      All contract charges                         --          164          $  5,664       0.00%          --
2015  Lowest contract charge 0.00% Class A    $188.38           --                --          --      10.23%
      Highest contract charge 0.60% Class A   $178.59           --                --          --       9.56%
      All contract charges                         --          125          $  4,398       0.00%          --
2014  Lowest contract charge 0.00% Class A    $170.90           --                --          --       8.64%
      Highest contract charge 0.60% Class A   $163.01           --                --          --       7.99%
      All contract charges                         --           55          $  2,411       0.00%          --
2013  Lowest contract charge 0.00% Class A    $157.31           --                --          --      37.93%
      Highest contract charge 0.60% Class A   $150.95           --                --          --      37.12%
      All contract charges                         --           31          $  1,490       0.00%          --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.00% Class B    $298.21           --                --          --      33.37%
      Highest contract charge 0.90% Class B   $228.14           --                --          --      32.17%
      All contract charges                         --          394          $101,528       0.00%          --
2016  Lowest contract charge 0.00% Class B    $223.60           --                --          --       1.34%
      Highest contract charge 0.90% Class B   $172.61           --                --          --       0.43%
      All contract charges                         --          375          $ 72,640       0.00%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2015  Lowest contract charge 0.00% Class B            $220.65           --                --          --      10.23%
      Highest contract charge 0.90% Class B           $171.87           --                --          --       9.23%
      All contract charges                                 --          416          $ 79,230       0.00%          --
2014  Lowest contract charge 0.00% Class B            $200.18           --                --          --       8.64%
      Highest contract charge 0.90% Class B           $157.34           --                --          --       7.66%
      All contract charges                                 --          360          $ 62,179       0.00%          --
2013  Lowest contract charge 0.00% Class B            $184.26           --                --          --      37.92%
      Highest contract charge 0.90% Class B           $146.15           --                --          --      36.69%
      All contract charges                                 --          345          $ 54,397       0.00%          --
EQ/UBS GROWTH & INCOME
2017  Lowest contract charge 0.00% Class B            $277.48           --                --          --      21.28%
      Highest contract charge 0.90% Class B           $175.24           --                --          --      20.19%
      All contract charges                                 --           76          $ 16,096       0.29%          --
2016  Lowest contract charge 0.00% Class B            $228.79           --                --          --      10.14%
      Highest contract charge 0.90% Class B           $145.80           --                --          --       9.16%
      All contract charges                                 --           63          $ 11,384       0.78%          --
2015  Lowest contract charge 0.00% Class B            $207.72           --                --          --     (1.42)%
      Highest contract charge 0.90% Class B           $133.57           --                --          --     (2.31)%
      All contract charges                                 --           75          $ 12,167       0.58%          --
2014  Lowest contract charge 0.00% Class B            $210.72           --                --          --      14.44%
      Highest contract charge 0.90% Class B           $136.73           --                --          --      13.41%
      All contract charges                                 --           67          $ 11,001       0.65%          --
2013  Lowest contract charge 0.00% Class B            $184.13           --                --          --      35.54%
      Highest contract charge 0.90% Class B           $120.56           --                --          --      34.31%
      All contract charges                                 --           63          $  8,990       1.10%          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $271.75           --                --          --      18.49%
      Highest contract charge 0.00% Service Class 2   $271.75           --                --          --      18.49%
      All contract charges                                 --           15          $  1,590       1.05%          --
2016  Lowest contract charge 0.00% Service Class 2    $229.35           --                --          --       2.18%
      Highest contract charge 0.00% Service Class 2   $229.35           --                --          --       2.18%
      All contract charges                                 --           14          $  1,383       1.33%          --
2015  Lowest contract charge 0.00% Service Class 2    $224.46           --                --          --     (0.19)%
      Highest contract charge 0.00% Service Class 2   $224.46           --                --          --     (0.19)%
      All contract charges                                 --           15          $  1,264       0.98%          --
2014  Lowest contract charge 0.00% Service Class 2    $224.88           --                --          --       5.55%
      Highest contract charge 0.00% Service Class 2   $224.88           --                --          --       5.55%
      All contract charges                                 --           17          $  1,482       0.81%          --
2013  Lowest contract charge 0.00% Service Class 2    $213.05           --                --          --      22.09%
      Highest contract charge 0.00% Service Class 2   $213.05           --                --          --      22.09%
      All contract charges                                 --           13          $  1,320       0.68%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $439.67           --                --          --      21.59%
      Highest contract charge 0.90% Service Class 2   $216.26           --                --          --      20.50%
      All contract charges                                 --          573          $104,146       0.79%          --
2016  Lowest contract charge 0.00% Service Class 2    $361.61           --                --          --       7.73%
      Highest contract charge 0.90% Service Class 2   $179.47           --                --          --       6.76%
      All contract charges                                 --          538          $ 85,572       0.61%          --
2015  Lowest contract charge 0.00% Service Class 2    $335.66           --                --          --       0.42%
      Highest contract charge 0.90% Service Class 2   $168.10           --                --          --     (0.49)%
      All contract charges                                 --          570          $ 86,521       0.81%          --
2014  Lowest contract charge 0.00% Service Class 2    $334.27           --                --          --      11.65%
      Highest contract charge 0.90% Service Class 2   $168.93           --                --          --      10.65%
      All contract charges                                 --          569          $ 87,938       0.76%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2    $299.38           --               --           --      30.95%
      Highest contract charge 0.90% Service Class 2   $152.67           --               --           --      29.78%
      All contract charges                                 --          497          $70,922        1.23%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $328.36           --               --           --      12.65%
      Highest contract charge 0.00% Service Class 2   $328.36           --               --           --      12.65%
      All contract charges                                 --           47          $ 1,798        1.52%          --
2016  Lowest contract charge 0.00% Service Class 2    $291.49           --               --           --      17.71%
      Highest contract charge 0.00% Service Class 2   $291.49           --               --           --      17.71%
      All contract charges                                 --           42          $ 1,580        2.59%          --
2015  Lowest contract charge 0.00% Service Class 2    $247.63           --               --           --     (4.24)%
      Highest contract charge 0.00% Service Class 2   $247.63           --               --           --     (4.24)%
      All contract charges                                 --           30          $ 1,051        3.14%          --
2014  Lowest contract charge 0.00% Service Class 2    $258.59           --               --           --       8.48%
      Highest contract charge 0.00% Service Class 2   $258.59           --               --           --       8.48%
      All contract charges                                 --           25          $ 1,007        2.47%          --
2013  Lowest contract charge 0.00% Service Class 2    $238.38           --               --           --      27.82%
      Highest contract charge 0.00% Service Class 2   $238.38           --               --           --      27.82%
      All contract charges                                 --           28          $ 1,373        2.28%          --
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $100.74           --               --           --       0.43%
      Highest contract charge 0.00% Service Class 2   $100.74           --               --           --       0.43%
      All contract charges                                 --           96          $ 1,089        0.43%          --
2016  Lowest contract charge 0.00% Service Class 2    $100.31           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.31           --               --           --       0.01%
      All contract charges                                 --           73          $ 1,332        0.02%          --
2015  Lowest contract charge 0.00% Service Class 2    $100.30           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.30           --               --           --       0.01%
      All contract charges                                 --           67          $   997        0.01%          --
2014  Lowest contract charge 0.00% Service Class 2    $100.29           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.29           --               --           --       0.01%
      All contract charges                                 --           73          $   999        0.01%          --
2013  Lowest contract charge 0.00% Service Class 2    $100.28           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.28           --               --           --       0.01%
      All contract charges                                 --           69          $ 1,329        0.01%          --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $329.27           --               --           --      16.61%
      Highest contract charge 0.90% Service Class 2   $226.10           --               --           --      15.56%
      All contract charges                                 --           85          $10,171        1.04%          --
2016  Lowest contract charge 0.00% Service Class 2    $282.36           --               --           --      15.81%
      Highest contract charge 0.90% Service Class 2   $195.65           --               --           --      14.77%
      All contract charges                                 --           78          $ 8,609        1.67%          --
2015  Lowest contract charge 0.00% Service Class 2    $243.82           --               --           --     (2.54)%
      Highest contract charge 0.90% Service Class 2   $170.47           --               --           --     (3.42)%
      All contract charges                                 --           75          $ 7,288        1.89%          --
2014  Lowest contract charge 0.00% Service Class 2    $250.17           --               --           --      10.23%
      Highest contract charge 0.90% Service Class 2   $176.50           --               --           --       9.23%
      All contract charges                                 --           68          $ 7,537        1.76%          --
2013  Lowest contract charge 0.00% Service Class 2    $226.96           --               --           --      33.25%
      Highest contract charge 0.90% Service Class 2   $161.58           --               --           --      32.05%
      All contract charges                                 --           53          $ 5,885        1.91%          --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $263.02           --               --           --       6.91%
      Highest contract charge 0.00% Service Class 2   $263.02           --               --           --       6.91%
      All contract charges                                 --           78          $ 4,071        5.22%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Service Class 2    $246.01           --               --           --      14.17%
      Highest contract charge 0.00% Service Class 2   $246.01           --               --           --      14.17%
      All contract charges                                 --           72          $ 3,626        5.77%          --
2015  Lowest contract charge 0.00% Service Class 2    $215.48           --               --           --     (3.86)%
      Highest contract charge 0.00% Service Class 2   $215.48           --               --           --     (3.86)%
      All contract charges                                 --           70          $ 3,378        5.88%          --
2014  Lowest contract charge 0.00% Service Class 2    $224.14           --               --           --       0.90%
      Highest contract charge 0.00% Service Class 2   $224.14           --               --           --       0.90%
      All contract charges                                 --           72          $ 5,043        5.13%          --
2013  Lowest contract charge 0.00% Service Class 2    $222.14           --               --           --       5.70%
      Highest contract charge 0.00% Service Class 2   $222.14           --               --           --       5.70%
      All contract charges                                 --           81          $10,831        5.40%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $177.96           --               --           --       3.99%
      Highest contract charge 0.00% Service Class 2   $177.96           --               --           --       3.99%
      All contract charges                                 --          588          $16,362        1.80%          --
2016  Lowest contract charge 0.00% Service Class 2    $171.13           --               --           --       4.47%
      Highest contract charge 0.00% Service Class 2   $171.13           --               --           --       4.47%
      All contract charges                                 --          449          $ 9,201        2.76%          --
2015  Lowest contract charge 0.00% Service Class 2    $163.80           --               --           --     (0.85)%
      Highest contract charge 0.00% Service Class 2   $163.80           --               --           --     (0.85)%
      All contract charges                                 --          385          $ 7,133        2.64%          --
2014  Lowest contract charge 0.00% Service Class 2    $165.20           --               --           --       5.62%
      Highest contract charge 0.00% Service Class 2   $165.20           --               --           --       5.62%
      All contract charges                                 --          262          $ 8,319        2.10%          --
2013  Lowest contract charge 0.00% Service Class 2    $156.41           --               --           --     (2.07)%
      Highest contract charge 0.00% Service Class 2   $156.41           --               --           --     (2.07)%
      All contract charges                                 --          222          $14,747        1.88%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $581.78           --               --           --      20.53%
      Highest contract charge 0.90% Service Class 2   $206.45           --               --           --      19.45%
      All contract charges                                 --          238          $31,628        0.51%          --
2016  Lowest contract charge 0.00% Service Class 2    $482.67           --               --           --      11.92%
      Highest contract charge 0.90% Service Class 2   $172.83           --               --           --      10.92%
      All contract charges                                 --          197          $24,006        0.34%          --
2015  Lowest contract charge 0.00% Service Class 2    $431.25           --               --           --     (1.63)%
      Highest contract charge 0.90% Service Class 2   $155.81           --               --           --     (2.52)%
      All contract charges                                 --          171          $20,947        0.18%          --
2014  Lowest contract charge 0.00% Service Class 2    $438.39           --               --           --       6.03%
      Highest contract charge 0.90% Service Class 2   $159.83           --               --           --       5.08%
      All contract charges                                 --          160          $32,742        0.02%          --
2013  Lowest contract charge 0.00% Service Class 2    $413.45           --               --           --      35.87%
      Highest contract charge 0.90% Service Class 2   $152.11           --               --           --      34.65%
      All contract charges                                 --          152          $30,675        0.30%          --
FIDELITY(R) VIP VALUE PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $343.12           --               --           --      15.36%
      Highest contract charge 0.00% Service Class 2   $343.12           --               --           --      15.36%
      All contract charges                                 --           15          $   808        1.08%          --
2016  Lowest contract charge 0.00% Service Class 2    $297.43           --               --           --      11.71%
      Highest contract charge 0.00% Service Class 2   $297.43           --               --           --      11.71%
      All contract charges                                 --           12          $   732        1.07%          --
2015  Lowest contract charge 0.00% Service Class 2    $266.25           --               --           --     (0.97)%
      Highest contract charge 0.00% Service Class 2   $266.25           --               --           --     (0.97)%
      All contract charges                                 --           12          $ 1,247        1.12%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP VALUE PORTFOLIO (CONTINUED)
2014  Lowest contract charge 0.00% Service Class 2    $268.87           --               --           --      11.11%
      Highest contract charge 0.00% Service Class 2   $268.87           --               --           --      11.11%
      All contract charges                                 --            9          $ 1,519        1.19%          --
2013  Lowest contract charge 0.00% Service Class 2    $241.99           --               --           --      32.18%
      Highest contract charge 0.00% Service Class 2   $241.99           --               --           --      32.18%
      All contract charges                                 --            8          $ 1,244        0.93%          --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $429.63           --               --           --      19.08%
      Highest contract charge 0.00% Service Class 2   $429.63           --               --           --      19.08%
      All contract charges                                 --            6          $   529        1.32%          --
2016  Lowest contract charge 0.00% Service Class 2    $360.78           --               --           --       9.27%
      Highest contract charge 0.00% Service Class 2   $360.78           --               --           --       9.27%
      All contract charges                                 --            3          $   334        0.89%          --
2015  Lowest contract charge 0.00% Service Class 2    $330.17           --               --           --     (3.19)%
      Highest contract charge 0.00% Service Class 2   $330.17           --               --           --     (3.19)%
      All contract charges                                 --            4          $   333        0.90%          --
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --               --           --       6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --               --           --       6.51%
      All contract charges                                 --            3          $   323        0.74%          --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --               --           --      30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --               --           --      30.18%
      All contract charges                                 --            3          $   533        0.60%          --
FRANKLIN MUTUAL SHARES VIP FUND
2017  Lowest contract charge 0.00% Class 2            $191.25           --               --           --       8.35%
      Highest contract charge 0.90% Class 2           $178.41           --               --           --       7.37%
      All contract charges                                 --          101          $10,881        2.25%          --
2016  Lowest contract charge 0.00% Class 2            $176.51           --               --           --      16.06%
      Highest contract charge 0.90% Class 2           $166.16           --               --           --      15.02%
      All contract charges                                 --           95          $10,495        1.93%          --
2015  Lowest contract charge 0.00% Class 2            $152.09           --               --           --     (4.94)%
      Highest contract charge 0.90% Class 2           $144.46           --               --           --     (5.79)%
      All contract charges                                 --          102          $10,352        3.16%          --
2014  Lowest contract charge 0.00% Class 2            $159.99           --               --           --       7.12%
      Highest contract charge 0.90% Class 2           $153.34           --               --           --       6.15%
      All contract charges                                 --           99          $11,542        2.06%          --
2013  Lowest contract charge 0.00% Class 2            $149.35           --               --           --      28.26%
      Highest contract charge 0.90% Class 2           $144.45           --               --           --      27.11%
      All contract charges                                 --          107          $12,070        2.07%          --
FRANKLIN RISING DIVIDENDS VIP FUND
2017  Lowest contract charge 0.00% Class 2            $244.66           --               --           --      20.56%
      Highest contract charge 0.90% Class 2           $228.24           --               --           --      19.48%
      All contract charges                                 --          244          $58,784        1.50%          --
2016  Lowest contract charge 0.00% Class 2            $202.94           --               --           --      16.04%
      Highest contract charge 0.90% Class 2           $191.03           --               --           --      15.00%
      All contract charges                                 --          272          $54,019        1.39%          --
2015  Lowest contract charge 0.00% Class 2            $174.89           --               --           --     (3.65)%
      Highest contract charge 0.90% Class 2           $166.12           --               --           --     (4.51)%
      All contract charges                                 --          288          $49,522        1.42%          --
2014  Lowest contract charge 0.00% Class 2            $181.51           --               --           --       8.72%
      Highest contract charge 0.90% Class 2           $173.97           --               --           --       7.74%
      All contract charges                                 --          299          $53,364        1.31%          --
2013  Lowest contract charge 0.00% Class 2            $166.95           --               --           --      29.69%
      Highest contract charge 0.90% Class 2           $161.47           --               --           --      28.53%
      All contract charges                                 --          293          $48,326        1.58%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
FRANKLIN SMALL CAP VALUE VIP FUND
2017  Lowest contract charge 0.00% Class 2           $222.45           --               --           --       10.65%
      Highest contract charge 0.90% Class 2          $207.52           --               --           --        9.66%
      All contract charges                                --          199          $12,256        0.51%           --
2016  Lowest contract charge 0.00% Class 2           $201.04           --               --           --       30.18%
      Highest contract charge 0.90% Class 2          $189.24           --               --           --       29.02%
      All contract charges                                --          158          $11,113        0.69%           --
2015  Lowest contract charge 0.00% Class 2           $154.43           --               --           --      (7.38)%
      Highest contract charge 0.90% Class 2          $146.68           --               --           --      (8.22)%
      All contract charges                                --          118          $ 5,236        0.63%           --
2014  Lowest contract charge 0.00% Class 2           $166.74           --               --           --        0.57%
      Highest contract charge 0.90% Class 2          $159.81           --               --           --      (0.34)%
      All contract charges                                --           99          $ 5,650        0.61%           --
2013  Lowest contract charge 0.00% Class 2           $165.79           --               --           --       36.24%
      Highest contract charge 0.90% Class 2          $160.35           --               --           --       35.01%
      All contract charges                                --           83          $ 6,511        1.36%           --
FRANKLIN STRATEGIC INCOME VIP FUND
2017  Lowest contract charge 0.00% Class 2           $138.97           --               --           --        4.56%
      Highest contract charge 0.90% Class 2          $129.64           --               --           --        3.62%
      All contract charges                                --          253          $34,676        2.89%           --
2016  Lowest contract charge 0.00% Class 2           $132.91           --               --           --        7.94%
      Highest contract charge 0.90% Class 2          $125.11           --               --           --        6.97%
      All contract charges                                --          235          $30,795        3.43%           --
2015  Lowest contract charge 0.00% Class 2           $123.13           --               --           --      (3.87)%
      Highest contract charge 0.90% Class 2          $116.96           --               --           --      (4.73)%
      All contract charges                                --          240          $29,159        6.36%           --
2014  Lowest contract charge 0.00% Class 2           $128.09           --               --           --        1.86%
      Highest contract charge 0.90% Class 2          $122.77           --               --           --        0.95%
      All contract charges                                --          226          $28,646        5.79%           --
2013  Lowest contract charge 0.00% Class 2           $125.75           --               --           --        3.32%
      Highest contract charge 0.90% Class 2          $121.62           --               --           --        2.38%
      All contract charges                                --          200          $24,932        6.01%           --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Service Shares    $204.29           --               --           --       10.85%
      Highest contract charge 0.90% Service Shares   $190.57           --               --           --        9.85%
      All contract charges                                --           64          $12,722        0.54%           --
2016  Lowest contract charge 0.00% Service Shares    $184.30           --               --           --       13.28%
      Highest contract charge 0.90% Service Shares   $173.48           --               --           --       12.26%
      All contract charges                                --           57          $10,371        1.13%           --
2015  Lowest contract charge 0.00% Service Shares    $162.70           --               --           --      (9.52)%
      Highest contract charge 0.90% Service Shares   $154.53           --               --           --     (10.34)%
      All contract charges                                --           63          $10,210        0.11%           --
2014  Lowest contract charge 0.00% Service Shares    $179.82           --               --           --       13.29%
      Highest contract charge 0.90% Service Shares   $172.35           --               --           --       12.27%
      All contract charges                                --           59          $10,520        0.90%           --
2013  Lowest contract charge 0.00% Service Shares    $158.73           --               --           --       32.55%
      Highest contract charge 0.90% Service Shares   $153.52           --               --           --       31.36%
      All contract charges                                --           55          $ 8,694        0.50%           --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2017  Lowest contract charge 0.00% Series II         $203.12           --               --           --        8.35%
      Highest contract charge 0.00% Series II        $203.12           --               --           --        8.35%
      All contract charges                                --          574          $14,465        1.49%           --
2016  Lowest contract charge 0.00% Series II         $187.47           --               --           --       14.53%
      Highest contract charge 0.00% Series II        $187.47           --               --           --       14.53%
      All contract charges                                --          554          $13,211        1.55%           --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (CONTINUED)
2015     Lowest contract charge 0.00% Series II      $163.68           --               --           --       1.82%
         Highest contract charge 0.00% Series II     $163.68           --               --           --       1.82%
         All contract charges                             --          136          $ 3,477        1.62%          --
2014     Lowest contract charge 0.00% Series II      $160.76           --               --           --      12.54%
         Highest contract charge 0.00% Series II     $160.76           --               --           --      12.54%
         All contract charges                             --           49          $ 2,094        1.14%          --
2013     Lowest contract charge 0.00% Series II      $142.85           --               --           --      30.77%
         Highest contract charge 0.00% Series II     $142.85           --               --           --      30.77%
         All contract charges                             --           22          $ 1,324        2.15%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2017     Lowest contract charge 0.00% Series II      $175.68           --               --           --      12.72%
         Highest contract charge 0.90% Series II     $163.89           --               --           --      11.72%
         All contract charges                             --          395          $38,103        3.02%          --
2016     Lowest contract charge 0.00% Series II      $155.85           --               --           --       1.82%
         Highest contract charge 0.90% Series II     $146.70           --               --           --       0.90%
         All contract charges                             --          370          $35,067        1.46%          --
2015     Lowest contract charge 0.00% Series II      $153.07           --               --           --     (1.74)%
         Highest contract charge 0.90% Series II     $145.39           --               --           --     (2.63)%
         All contract charges                             --          335          $32,763        3.41%          --
2014     Lowest contract charge 0.00% Series II      $155.78           --               --           --      14.34%
         Highest contract charge 0.90% Series II     $149.31           --               --           --      13.31%
         All contract charges                             --          284          $30,513        1.51%          --
2013     Lowest contract charge 0.00% Series II      $136.24           --               --           --       2.44%
         Highest contract charge 0.90% Series II     $131.77           --               --           --       1.52%
         All contract charges                             --          196          $21,013        3.72%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2017     Lowest contract charge 0.00% Series II      $166.91           --               --           --      22.73%
         Highest contract charge 0.90% Series II     $155.70           --               --           --      21.62%
         All contract charges                             --          525          $38,697        1.27%          --
2016     Lowest contract charge 0.00% Series II      $136.00           --               --           --     (0.70)%
         Highest contract charge 0.90% Series II     $128.02           --               --           --     (1.59)%
         All contract charges                             --          467          $30,233        1.17%          --
2015     Lowest contract charge 0.00% Series II      $136.96           --               --           --     (2.62)%
         Highest contract charge 0.90% Series II     $130.09           --               --           --     (3.49)%
         All contract charges                             --          444          $30,483        1.33%          --
2014     Lowest contract charge 0.00% Series II      $140.64           --               --           --       0.09%
         Highest contract charge 0.90% Series II     $134.79           --               --           --     (0.82)%
         All contract charges                             --          390          $28,704        1.51%          --
2013     Lowest contract charge 0.00% Series II      $140.51           --               --           --      18.71%
         Highest contract charge 0.90% Series II     $135.90           --               --           --      17.65%
         All contract charges                             --          267          $22,026        1.06%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2017     Lowest contract charge 0.00% Series II      $180.71           --               --           --      14.65%
         Highest contract charge 0.90% Series II     $168.58           --               --           --      13.62%
         All contract charges                             --           37          $ 3,804        0.31%          --
2016     Lowest contract charge 0.00% Series II      $157.62           --               --           --      13.16%
         Highest contract charge 0.90% Series II     $148.37           --               --           --      12.15%
         All contract charges                             --           31          $ 3,382        0.00%          --
2015     Lowest contract charge 0.00% Series II      $139.29           --               --           --     (4.27)%
         Highest contract charge 0.90% Series II     $132.30           --               --           --     (5.14)%
         All contract charges                             --           29          $ 3,003        0.10%          --
2014     Lowest contract charge 0.00% Series II      $145.51           --               --           --       4.17%
         Highest contract charge 0.90% Series II     $139.47           --               --           --       3.23%
         All contract charges                             --           27          $ 3,519        0.00%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
2013    Lowest contract charge 0.00% Series II      $139.69           --               --           --       28.46%
        Highest contract charge 0.90% Series II     $135.10           --               --           --       27.31%
        All contract charges                             --           28          $ 3,685        0.54%           --
INVESCO V.I. SMALL CAP EQUITY FUND
2017    Lowest contract charge 0.00% Series II      $206.72           --               --           --       13.73%
        Highest contract charge 0.90% Series II     $192.84           --               --           --       12.71%
        All contract charges                             --           39          $ 5,917        0.00%           --
2016    Lowest contract charge 0.00% Series II      $181.77           --               --           --       11.84%
        Highest contract charge 0.90% Series II     $171.10           --               --           --       10.83%
        All contract charges                             --           32          $ 4,613        0.00%           --
2015    Lowest contract charge 0.00% Series II      $162.53           --               --           --      (5.74)%
        Highest contract charge 0.90% Series II     $154.38           --               --           --      (6.59)%
        All contract charges                             --           34          $ 4,376        0.00%           --
2014    Lowest contract charge 0.00% Series II      $172.43           --               --           --        2.08%
        Highest contract charge 0.90% Series II     $165.27           --               --           --        1.17%
        All contract charges                             --           30          $ 4,096        0.00%           --
2013    Lowest contract charge 0.00% Series II      $168.91           --               --           --       37.08%
        Highest contract charge 0.90% Series II     $163.36           --               --           --       35.85%
        All contract charges                             --           30          $ 4,179        0.00%           --
IVY VIP DIVIDEND OPPORTUNITIES
2017    Lowest contract charge 0.00% CLASS II       $198.93           --               --           --       15.56%
        Highest contract charge 0.00% CLASS II      $198.93           --               --           --       15.56%
        All contract charges                             --           30          $ 1,020        1.15%           --
2016    Lowest contract charge 0.00% CLASS II       $172.14           --               --           --        6.95%
        Highest contract charge 0.00% CLASS II      $172.14           --               --           --        6.95%
        All contract charges                             --           26          $   744        1.39%           --
2015    Lowest contract charge 0.00% CLASS II       $160.95           --               --           --      (2.06)%
        Highest contract charge 0.00% CLASS II      $160.95           --               --           --      (2.06)%
        All contract charges                             --           25          $   524        1.27%           --
2014    Lowest contract charge 0.00% CLASS II       $164.33           --               --           --        9.84%
        Highest contract charge 0.00% CLASS II      $164.33           --               --           --        9.84%
        All contract charges                             --           27          $   701        1.13%           --
2013    Lowest contract charge 0.00% CLASS II       $149.61           --               --           --       29.61%
        Highest contract charge 0.00% CLASS II      $149.61           --               --           --       29.61%
        All contract charges                             --           27          $   944        1.44%           --
IVY VIP ENERGY
2017    Lowest contract charge 0.00% CLASS II       $110.34           --               --           --     (12.64)%
        Highest contract charge 0.90% CLASS II      $102.92           --               --           --     (13.43)%
        All contract charges                             --          232          $14,859        0.68%           --
2016    Lowest contract charge 0.00% CLASS II       $126.31           --               --           --       34.56%
        Highest contract charge 0.90% CLASS II      $118.89           --               --           --       33.34%
        All contract charges                             --          241          $19,853        0.14%           --
2015    Lowest contract charge 0.00% CLASS II       $ 93.87           --               --           --     (22.14)%
        Highest contract charge 0.90% CLASS II      $ 89.16           --               --           --     (22.85)%
        All contract charges                             --          206          $14,261        0.05%           --
2014    Lowest contract charge 0.00% CLASS II       $120.57           --               --           --     (10.56)%
        Highest contract charge 0.90% CLASS II      $115.56           --               --           --     (11.37)%
        All contract charges                             --          162          $14,918        0.00%           --
2013    Lowest contract charge 0.00% CLASS II       $134.81           --               --           --       27.76%
        Highest contract charge 0.90% CLASS II      $130.38           --               --           --       26.61%
        All contract charges                             --          113          $11,601        0.00%           --
IVY VIP HIGH INCOME
2017    Lowest contract charge 0.00% CLASS II       $122.25           --               --           --        6.68%
        Highest contract charge 0.90% CLASS II      $117.23           --               --           --        5.73%
        All contract charges                             --          556          $32,857        5.40%           --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------------------
                                                                           ACCUMULATION
                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                              ---------- ----------------- ------------ ------------- --------
IVY VIP HIGH INCOME (CONTINUED)
2016  Lowest contract charge 0.00% CLASS II    $114.60           --               --           --      16.19%
      Highest contract charge 0.90% CLASS II   $110.88           --               --           --      15.14%
      All contract charges                          --          463          $28,761        6.74%          --
2015  Lowest contract charge 0.00% CLASS II    $ 98.63           --               --           --     (6.51)%
      Highest contract charge 0.90% CLASS II   $ 96.30           --               --           --     (7.35)%
      All contract charges                          --          369          $20,390        6.02%          --
2014  Lowest contract charge 0.00% CLASS II    $105.50           --               --           --       1.91%
      Highest contract charge 0.90% CLASS II   $103.94           --               --           --       0.99%
      All contract charges                          --          230          $17,934        4.14%          --
IVY VIP MID CAP GROWTH
2017  Lowest contract charge 0.00% CLASS II    $232.50           --               --           --      26.90%
      Highest contract charge 0.90% CLASS II   $216.89           --               --           --      25.76%
      All contract charges                          --          264          $32,200        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $183.22           --               --           --       6.12%
      Highest contract charge 0.90% CLASS II   $172.47           --               --           --       5.16%
      All contract charges                          --          253          $26,703        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $172.66           --               --           --     (5.78)%
      Highest contract charge 0.90% CLASS II   $164.00           --               --           --     (6.63)%
      All contract charges                          --          269          $28,093        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $183.25           --               --           --       7.86%
      Highest contract charge 0.90% CLASS II   $175.64           --               --           --       6.90%
      All contract charges                          --          256          $28,520        0.00%          --
2013  Lowest contract charge 0.00% CLASS II    $169.89           --               --           --      29.94%
      Highest contract charge 0.90% CLASS II   $164.31           --               --           --      28.77%
      All contract charges                          --          217          $24,177        0.00%          --
IVY VIP SCIENCE AND TECHNOLOGY
2017  Lowest contract charge 0.00% CLASS II    $267.25           --               --           --      32.12%
      Highest contract charge 0.90% CLASS II   $170.91           --               --           --      30.94%
      All contract charges                          --          229          $30,717        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $202.28           --               --           --       1.54%
      Highest contract charge 0.90% CLASS II   $130.53           --               --           --       0.63%
      All contract charges                          --          225          $22,549        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $199.21           --               --           --     (2.88)%
      Highest contract charge 0.90% CLASS II   $129.71           --               --           --     (3.75)%
      All contract charges                          --          248          $26,510        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $205.12           --               --           --       2.92%
      Highest contract charge 0.90% CLASS II   $134.77           --               --           --       1.98%
      All contract charges                          --          195          $22,263        0.00%          --
2013  Lowest contract charge 0.00% CLASS II    $199.31           --               --           --      56.38%
      Highest contract charge 0.90% CLASS II   $132.15           --               --           --      30.38%
      All contract charges                          --          137          $16,143        0.00%          --
IVY VIP SMALL CAP GROWTH
2017  Lowest contract charge 0.00% CLASS II    $200.67           --               --           --      23.12%
      Highest contract charge 0.90% CLASS II   $187.20           --               --           --      22.01%
      All contract charges                          --           81          $12,406        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $162.99           --               --           --       2.91%
      Highest contract charge 0.90% CLASS II   $153.43           --               --           --       1.99%
      All contract charges                          --           72          $ 8,691        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $158.38           --               --           --       1.88%
      Highest contract charge 0.90% CLASS II   $150.43           --               --           --       0.97%
      All contract charges                          --           75          $ 8,951        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $155.45           --               --           --       1.59%
      Highest contract charge 0.90% CLASS II   $148.99           --               --           --       0.68%
      All contract charges                          --           49          $ 5,917        0.00%          --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
IVY VIP SMALL CAP GROWTH (CONTINUED)
2013    Lowest contract charge 0.00% CLASS II           $153.01           --                --          --       43.36%
        Highest contract charge 0.90% CLASS II          $147.99           --                --          --       42.08%
        All contract charges                                 --           52          $  6,647       0.00%           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2017    Lowest contract charge 0.00% Service Shares     $132.60           --                --          --       27.82%
        Highest contract charge 0.90% Service Shares    $123.70           --                --          --       26.68%
        All contract charges                                 --          875          $ 66,973       1.86%           --
2016    Lowest contract charge 0.00% Service Shares     $103.74           --                --          --       20.78%
        Highest contract charge 0.90% Service Shares    $ 97.65           --                --          --       19.70%
        All contract charges                                 --          693          $ 47,503       1.08%           --
2015    Lowest contract charge 0.00% Service Shares     $ 85.89           --                --          --     (20.06)%
        Highest contract charge 0.90% Service Shares    $ 81.58           --                --          --     (20.77)%
        All contract charges                                 --          602          $ 39,063       1.15%           --
2014    Lowest contract charge 0.00% Service Shares     $107.44           --                --          --      (4.63)%
        Highest contract charge 0.90% Service Shares    $102.97           --                --          --      (5.50)%
        All contract charges                                 --          495          $ 45,474       1.66%           --
2013    Lowest contract charge 0.00% Service Shares     $112.66           --                --          --      (1.24)%
        Highest contract charge 0.90% Service Shares    $108.96           --                --          --      (2.14)%
        All contract charges                                 --          463          $ 46,651       1.42%           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2017    Lowest contract charge 0.00% Service Class      $219.90           --                --          --       26.82%
        Highest contract charge 0.90% Service Class     $205.14           --                --          --       25.68%
        All contract charges                                 --          889          $108,427       1.34%           --
2016    Lowest contract charge 0.00% Service Class      $173.40           --                --          --        3.84%
        Highest contract charge 0.90% Service Class     $163.23           --                --          --        2.91%
        All contract charges                                 --          707          $ 77,174       1.18%           --
2015    Lowest contract charge 0.00% Service Class      $166.99           --                --          --        6.32%
        Highest contract charge 0.90% Service Class     $158.61           --                --          --        5.36%
        All contract charges                                 --          600          $ 69,473       1.80%           --
2014    Lowest contract charge 0.00% Service Class      $157.06           --                --          --        1.13%
        Highest contract charge 0.90% Service Class     $150.54           --                --          --        0.23%
        All contract charges                                 --          483          $ 57,722       1.86%           --
2013    Lowest contract charge 0.00% Service Class      $155.30           --                --          --       27.63%
        Highest contract charge 0.90% Service Class     $150.20           --                --          --       26.48%
        All contract charges                                 --          400          $ 52,025       1.49%           --
MFS(R) INVESTORS TRUST SERIES
2017    Lowest contract charge 0.00% Service Class      $231.41           --                --          --       23.02%
        Highest contract charge 0.90% Service Class     $215.88           --                --          --       21.92%
        All contract charges                                 --           18          $  4,027       0.57%           --
2016    Lowest contract charge 0.00% Service Class      $188.10           --                --          --        8.32%
        Highest contract charge 0.80% Service Class     $178.26           --                --          --        7.45%
        All contract charges                                 --           15          $  2,618       0.57%           --
2015    Lowest contract charge 0.00% Service Class      $173.66           --                --          --      (0.05)%
        Highest contract charge 0.80% Service Class     $165.90           --                --          --      (0.84)%
        All contract charges                                 --           13          $  2,199       0.70%           --
2014    Lowest contract charge 0.00% Service Class      $173.74           --                --          --       10.71%
        Highest contract charge 0.80% Service Class     $167.31           --                --          --        9.83%
        All contract charges                                 --           12          $  2,089       0.80%           --
2013    Lowest contract charge 0.00% Service Class      $156.93           --                --          --       31.74%
        Highest contract charge 0.80% Service Class     $152.34           --                --          --       30.69%
        All contract charges                                 --           10          $  1,500       1.06%           --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2017    Lowest contract charge 0.00% Service Class      $241.81           --                --          --       28.10%
        Highest contract charge 0.90% Service Class     $225.58           --                --          --       26.95%
        All contract charges                                 --           20          $  4,741       0.41%           --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Service Class       $188.77           --                --          --        5.84%
      Highest contract charge 0.90% Service Class      $177.69           --                --          --        4.89%
      All contract charges                                  --           19          $  3,765       0.40%           --
2015  Lowest contract charge 0.00% Service Class(c)    $178.35           --                --          --      (1.63)%
      Highest contract charge 0.90% Service Class(c)   $169.40           --                --          --      (2.31)%
      All contract charges                                  --           13          $  2,155       0.46%           --
MFS(R) UTILITIES SERIES
2017  Lowest contract charge 0.00% Service Class       $197.13           --                --          --       14.49%
      Highest contract charge 0.00% Service Class      $197.13           --                --          --       14.49%
      All contract charges                                  --           95          $  2,268       4.09%           --
2016  Lowest contract charge 0.00% Service Class       $172.18           --                --          --       11.23%
      Highest contract charge 0.00% Service Class      $172.18           --                --          --       11.23%
      All contract charges                                  --          108          $  2,555       3.82%           --
2015  Lowest contract charge 0.00% Service Class       $154.79           --                --          --     (14.75)%
      Highest contract charge 0.00% Service Class      $154.79           --                --          --     (14.75)%
      All contract charges                                  --           79          $  1,640       4.13%           --
2014  Lowest contract charge 0.00% Service Class       $181.58           --                --          --       12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                --          --       12.47%
      All contract charges                                  --           71          $  1,860       1.89%           --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                --          --       20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                --          --       20.22%
      All contract charges                                  --           48          $  1,452       2.19%           --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.00% Class A             $390.83           --                --          --       30.35%
      Highest contract charge 0.90% Class A            $385.02           --                --          --       29.18%
      All contract charges                                  --          466          $423,844       0.16%           --
2016  Lowest contract charge 0.00% Class A             $299.83           --                --          --        3.44%
      Highest contract charge 0.90% Class A            $298.04           --                --          --        2.51%
      All contract charges                                  --          498          $351,429       0.53%           --
2015  Lowest contract charge 0.00% Class A             $289.86           --                --          --        3.99%
      Highest contract charge 0.90% Class A            $290.74           --                --          --        3.06%
      All contract charges                                  --          542          $373,360       0.16%           --
2014  Lowest contract charge 0.00% Class A             $278.73           --                --          --       10.66%
      Highest contract charge 0.90% Class A            $282.12           --                --          --        9.67%
      All contract charges                                  --          585          $389,941       0.10%           --
2013  Lowest contract charge 0.00% Class A             $251.87           --                --          --       37.20%
      Highest contract charge 0.90% Class A            $257.24           --                --          --       35.96%
      All contract charges                                  --          630          $384,363       0.11%           --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.00% Class B             $199.05           --                --          --       30.35%
      Highest contract charge 0.60% Class B            $178.69           --                --          --       29.57%
      All contract charges                                  --          175          $ 32,450       0.16%           --
2016  Lowest contract charge 0.00% Class B             $152.70           --                --          --        3.43%
      Highest contract charge 0.60% Class B            $137.91           --                --          --        2.82%
      All contract charges                                  --          178          $ 25,303       0.53%           --
2015  Lowest contract charge 0.00% Class B             $147.63           --                --          --        3.99%
      Highest contract charge 0.60% Class B            $134.13           --                --          --        3.37%
      All contract charges                                  --          194          $ 26,699       0.16%           --
2014  Lowest contract charge 0.00% Class B             $141.96           --                --          --       10.66%
      Highest contract charge 0.60% Class B            $129.76           --                --          --       10.00%
      All contract charges                                  --          203          $ 27,000       0.10%           --
2013  Lowest contract charge 0.00% Class B             $128.28           --                --          --       37.14%
      Highest contract charge 0.60% Class B            $117.96           --                --          --       36.32%
      All contract charges                                  --          222          $ 26,718       0.11%           --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.00% Class A    $179.01           --               --           --       3.00%
      Highest contract charge 0.60% Class A   $171.47           --               --           --       2.38%
      All contract charges                         --          180          $20,013        2.08%          --
2016  Lowest contract charge 0.00% Class A    $173.80           --               --           --       2.64%
      Highest contract charge 0.60% Class A   $167.48           --               --           --       2.02%
      All contract charges                         --          169          $20,450        2.08%          --
2015  Lowest contract charge 0.00% Class A    $169.33           --               --           --       0.12%
      Highest contract charge 0.60% Class A   $164.16           --               --           --     (0.47)%
      All contract charges                         --          159          $20,844        1.92%          --
2014  Lowest contract charge 0.00% Class A    $169.12           --               --           --       3.75%
      Highest contract charge 0.60% Class A   $164.94           --               --           --       3.13%
      All contract charges                         --          167          $22,443        2.07%          --
2013  Lowest contract charge 0.00% Class A    $163.01           --               --           --     (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --               --           --     (2.98)%
      All contract charges                         --          156          $22,518        1.53%          --
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.00% Class B    $184.52           --               --           --       3.00%
      Highest contract charge 0.90% Class B   $159.68           --               --           --       2.08%
      All contract charges                         --          256          $44,615        2.08%          --
2016  Lowest contract charge 0.00% Class B    $179.14           --               --           --       2.64%
      Highest contract charge 0.90% Class B   $156.43           --               --           --       1.72%
      All contract charges                         --          292          $49,249        2.08%          --
2015  Lowest contract charge 0.00% Class B    $174.54           --               --           --       0.13%
      Highest contract charge 0.90% Class B   $153.79           --               --           --     (0.77)%
      All contract charges                         --          304          $50,153        1.92%          --
2014  Lowest contract charge 0.00% Class B    $174.31           --               --           --       3.74%
      Highest contract charge 0.90% Class B   $154.99           --               --           --       2.81%
      All contract charges                         --          327          $53,881        2.07%          --
2013  Lowest contract charge 0.00% Class B    $168.02           --               --           --     (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --               --           --     (3.23)%
      All contract charges                         --          348          $55,539        1.53%          --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $485.17           --               --           --      26.67%
      Highest contract charge 0.60% Class A   $269.36           --               --           --      25.91%
      All contract charges                         --           27          $12,687        0.00%          --
2016  Lowest contract charge 0.00% Class A    $383.02           --               --           --       6.79%
      Highest contract charge 0.60% Class A   $213.93           --               --           --       6.15%
      All contract charges                         --           28          $10,529        0.10%          --
2015  Lowest contract charge 0.00% Class A    $358.68           --               --           --     (1.51)%
      Highest contract charge 0.60% Class A   $201.54           --               --           --     (2.10)%
      All contract charges                         --           31          $10,804        0.00%          --
2014  Lowest contract charge 0.00% Class A    $364.19           --               --           --       4.85%
      Highest contract charge 0.60% Class A   $205.87           --               --           --       4.22%
      All contract charges                         --           33          $11,863        0.00%          --
2013  Lowest contract charge 0.00% Class A    $347.33           --               --           --      40.15%
      Highest contract charge 0.60% Class A   $197.53           --               --           --      39.31%
      All contract charges                         --           36          $12,410        0.00%          --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $428.45           --               --           --      26.66%
      Highest contract charge 0.90% Class B   $239.36           --               --           --      25.52%
      All contract charges                         --           60          $16,955        0.00%          --
2016  Lowest contract charge 0.00% Class B    $338.26           --               --           --       6.78%
      Highest contract charge 0.90% Class B   $190.69           --               --           --       5.82%
      All contract charges                         --           88          $19,160        0.10%          --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $316.79           --               --           --     (1.52)%
      Highest contract charge 0.90% Class B   $180.20           --               --           --     (2.41)%
      All contract charges                         --           97          $19,711        0.00%          --
2014  Lowest contract charge 0.00% Class B    $321.69           --               --           --       4.86%
      Highest contract charge 0.90% Class B   $184.65           --               --           --       3.92%
      All contract charges                         --          103          $21,132        0.00%          --
2013  Lowest contract charge 0.00% Class B    $306.77           --               --           --      40.17%
      Highest contract charge 0.90% Class B   $177.69           --               --           --      38.91%
      All contract charges                         --          115          $22,530        0.00%          --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.00% Class A    $459.32           --               --           --       9.28%
      Highest contract charge 0.60% Class A   $277.00           --               --           --       8.63%
      All contract charges                         --           35          $10,131        0.76%          --
2016  Lowest contract charge 0.00% Class A    $420.32           --               --           --      19.09%
      Highest contract charge 0.60% Class A   $255.00           --               --           --      18.38%
      All contract charges                         --           39          $10,599        1.02%          --
2015  Lowest contract charge 0.00% Class A    $352.93           --               --           --     (5.54)%
      Highest contract charge 0.60% Class A   $215.41           --               --           --     (6.11)%
      All contract charges                         --           40          $ 9,746        0.68%          --
2014  Lowest contract charge 0.00% Class A    $373.64           --               --           --       5.34%
      Highest contract charge 0.60% Class A   $229.42           --               --           --       4.70%
      All contract charges                         --           43          $11,401        0.44%          --
2013  Lowest contract charge 0.00% Class A    $354.71           --               --           --      35.59%
      Highest contract charge 0.60% Class A   $219.12           --               --           --      34.78%
      All contract charges                         --           49          $12,048        0.35%          --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.00% Class B    $300.80           --               --           --       9.27%
      Highest contract charge 0.90% Class B   $260.30           --               --           --       8.29%
      All contract charges                         --          111          $30,843        0.76%          --
2016  Lowest contract charge 0.00% Class B    $275.28           --               --           --      19.08%
      Highest contract charge 0.90% Class B   $240.37           --               --           --      18.01%
      All contract charges                         --          144          $36,624        1.02%          --
2015  Lowest contract charge 0.00% Class B    $231.18           --               --           --     (5.55)%
      Highest contract charge 0.90% Class B   $203.69           --               --           --     (6.40)%
      All contract charges                         --          161          $34,517        0.68%          --
2014  Lowest contract charge 0.00% Class B    $244.76           --               --           --       5.34%
      Highest contract charge 0.90% Class B   $217.62           --               --           --       4.39%
      All contract charges                         --          171          $39,089        0.44%          --
2013  Lowest contract charge 0.00% Class B    $232.36           --               --           --      35.59%
      Highest contract charge 0.90% Class B   $208.47           --               --           --      34.38%
      All contract charges                         --          183          $39,817        0.35%          --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.00% Class A    $707.20           --               --           --      39.12%
      Highest contract charge 0.60% Class A   $359.27           --               --           --      38.29%
      All contract charges                         --           42          $22,064        0.00%          --
2016  Lowest contract charge 0.00% Class A    $508.34           --               --           --       8.95%
      Highest contract charge 0.60% Class A   $259.80           --               --           --       8.30%
      All contract charges                         --           43          $17,008        0.01%          --
2015  Lowest contract charge 0.00% Class A    $466.60           --               --           --       6.29%
      Highest contract charge 0.60% Class A   $239.90           --               --           --       5.65%
      All contract charges                         --           45          $16,131        0.00%          --
2014  Lowest contract charge 0.00% Class A    $438.98           --               --           --      13.55%
      Highest contract charge 0.60% Class A   $227.06           --               --           --      12.86%
      All contract charges                         --           46          $16,479        0.00%          --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2013  Lowest contract charge 0.00% Class A          $386.60           --                --          --       35.59%
      Highest contract charge 0.60% Class A         $201.18           --                --          --       34.78%
      All contract charges                               --           43          $ 15,169       0.00%           --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.00% Class B          $574.94           --                --          --       39.12%
      Highest contract charge 0.90% Class B         $306.69           --                --          --       37.88%
      All contract charges                               --          292          $105,528       0.00%           --
2016  Lowest contract charge 0.00% Class B          $413.27           --                --          --        8.94%
      Highest contract charge 0.90% Class B         $222.44           --                --          --        7.96%
      All contract charges                               --          284          $ 73,856       0.01%           --
2015  Lowest contract charge 0.00% Class B          $379.34           --                --          --        6.29%
      Highest contract charge 0.90% Class B         $206.03           --                --          --        5.34%
      All contract charges                               --          301          $ 71,400       0.00%           --
2014  Lowest contract charge 0.00% Class B          $356.88           --                --          --       13.55%
      Highest contract charge 0.90% Class B         $195.59           --                --          --       12.53%
      All contract charges                               --          331          $ 73,397       0.00%           --
2013  Lowest contract charge 0.00% Class B          $314.29           --                --          --       35.59%
      Highest contract charge 0.90% Class B         $173.81           --                --          --       34.37%
      All contract charges                               --          353          $ 69,150       0.00%           --
NATURAL RESOURCES PORTFOLIO
2017  Lowest contract charge 0.00% Class II         $ 61.23           --                --          --      (0.54)%
      Highest contract charge 0.00% Class II        $ 61.23           --                --          --      (0.54)%
      All contract charges                               --          118          $  4,277       0.00%           --
2016  Lowest contract charge 0.00% Class II         $ 61.56           --                --          --       24.82%
      Highest contract charge 0.00% Class II        $ 61.56           --                --          --       24.82%
      All contract charges                               --          102          $  3,924       0.00%           --
2015  Lowest contract charge 0.00% Class II         $ 49.32           --                --          --     (28.84)%
      Highest contract charge 0.00% Class II        $ 49.32           --                --          --     (28.84)%
      All contract charges                               --           86          $  2,626       0.00%           --
2014  Lowest contract charge 0.00% Class II         $ 69.31           --                --          --     (19.79)%
      Highest contract charge 0.00% Class II        $ 69.31           --                --          --     (19.79)%
      All contract charges                               --          141          $  7,525       0.00%           --
2013  Lowest contract charge 0.00% Class II         $ 86.41           --                --          --        9.75%
      Highest contract charge 0.00% Class II        $ 86.41           --                --          --        9.76%
      All contract charges                               --          123          $  9,220       0.00%           --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $ 72.91           --                --          --        2.06%
      Highest contract charge 0.90% Advisor Class   $ 68.01           --                --          --        1.13%
      All contract charges                               --          147          $ 10,603      10.89%           --
2016  Lowest contract charge 0.00% Advisor Class    $ 71.44           --                --          --       14.87%
      Highest contract charge 0.90% Advisor Class   $ 67.25           --                --          --       13.85%
      All contract charges                               --          136          $  9,580       1.02%           --
2015  Lowest contract charge 0.00% Advisor Class    $ 62.19           --                --          --     (25.66)%
      Highest contract charge 0.90% Advisor Class   $ 59.07           --                --          --     (26.34)%
      All contract charges                               --          132          $  8,067       4.22%           --
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --                --          --     (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --                --          --     (19.47)%
      All contract charges                               --          109          $  9,010       0.27%           --
2013  Lowest contract charge 0.00% Advisor Class    $102.96           --                --          --     (14.71)%
      Highest contract charge 0.90% Advisor Class   $ 99.58           --                --          --     (15.48)%
      All contract charges                               --           98          $ 10,045       1.64%           --
PIMCO REAL RETURN PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $125.92           --                --          --        3.55%
      Highest contract charge 0.90% Advisor Class   $117.46           --                --          --        2.62%
      All contract charges                               --          280          $ 24,362       2.26%           --

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
PIMCO REAL RETURN PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Advisor Class    $121.60           --               --           --        5.10%
      Highest contract charge 0.90% Advisor Class   $114.46           --               --           --        4.15%
      All contract charges                               --          260          $24,189        2.17%           --
2015  Lowest contract charge 0.00% Advisor Class    $115.70           --               --           --      (2.81)%
      Highest contract charge 0.90% Advisor Class   $109.90           --               --           --      (3.67)%
      All contract charges                               --          276          $23,346        3.85%           --
2014  Lowest contract charge 0.00% Advisor Class    $119.04           --               --           --        2.99%
      Highest contract charge 0.90% Advisor Class   $114.09           --               --           --        2.07%
      All contract charges                               --          281          $25,631        1.29%           --
2013  Lowest contract charge 0.00% Advisor Class    $115.58           --               --           --      (9.31)%
      Highest contract charge 0.90% Advisor Class   $111.78           --               --           --     (10.12)%
      All contract charges                               --          320          $29,938        1.51%           --
PIMCO TOTAL RETURN PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $130.56           --               --           --        4.82%
      Highest contract charge 0.90% Advisor Class   $121.79           --               --           --        3.87%
      All contract charges                               --          768          $64,558        1.92%           --
2016  Lowest contract charge 0.00% Advisor Class    $124.56           --               --           --        2.58%
      Highest contract charge 0.90% Advisor Class   $117.25           --               --           --        1.66%
      All contract charges                               --          770          $62,095        1.98%           --
2015  Lowest contract charge 0.00% Advisor Class    $121.43           --               --           --        0.36%
      Highest contract charge 0.90% Advisor Class   $115.34           --               --           --      (0.55)%
      All contract charges                               --          785          $63,420        4.92%           --
2014  Lowest contract charge 0.00% Advisor Class    $121.00           --               --           --        4.18%
      Highest contract charge 0.90% Advisor Class   $115.98           --               --           --        3.24%
      All contract charges                               --          811          $63,291        2.08%           --
2013  Lowest contract charge 0.00% Advisor Class    $116.15           --               --           --      (2.06)%
      Highest contract charge 0.90% Advisor Class   $112.34           --               --           --      (2.94)%
      All contract charges                               --          873          $66,772        2.11%           --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
2017  Lowest contract charge 0.00% Class II         $210.29           --               --           --       15.73%
      Highest contract charge 0.90% Class II        $196.17           --               --           --       14.69%
      All contract charges                               --           68          $13,994        1.51%           --
2016  Lowest contract charge 0.00% Class II         $181.71           --               --           --       18.86%
      Highest contract charge 0.90% Class II        $171.04           --               --           --       17.79%
      All contract charges                               --           71          $12,645        1.79%           --
2015  Lowest contract charge 0.00% Class II         $152.88           --               --           --      (7.11)%
      Highest contract charge 0.90% Class II        $145.21           --               --           --      (7.94)%
      All contract charges                               --          115          $17,055        1.59%           --
2014  Lowest contract charge 0.00% Class II         $164.58           --               --           --        7.11%
      Highest contract charge 0.90% Class II        $157.74           --               --           --        6.14%
      All contract charges                               --          127          $20,537        1.50%           --
2013  Lowest contract charge 0.00% Class II         $153.66           --               --           --       29.41%
      Highest contract charge 0.90% Class II        $148.62           --               --           --       28.24%
      All contract charges                               --          136          $20,548        1.35%           --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
2017  Lowest contract charge 0.00% Class II         $388.91           --               --           --       27.31%
      Highest contract charge 0.00% Class II        $388.91           --               --           --       27.31%
      All contract charges                               --          107          $ 6,154        0.00%           --
2016  Lowest contract charge 0.00% Class II         $305.49           --               --           --     (10.72)%
      Highest contract charge 0.00% Class II        $305.49           --               --           --     (10.72)%
      All contract charges                               --           98          $ 4,395        0.00%           --
2015  Lowest contract charge 0.00% Class II         $342.16           --               --           --       12.47%
      Highest contract charge 0.00% Class II        $342.16           --               --           --       12.47%
      All contract charges                               --           84          $ 5,986        0.00%           --

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                                                       ACCUMULATION
                                                                     UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                          ---------- ----------------- ------------ ------------- --------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II (CONTINUED)
2014       Lowest contract charge 0.00% Class II           $304.22           --               --           --      31.23%
           Highest contract charge 0.00% Class II          $304.22           --               --           --      31.23%
           All contract charges                                 --           66           $6,008        0.00%          --
2013       Lowest contract charge 0.00% Class II           $231.83           --               --           --      50.51%
           Highest contract charge 0.00% Class II          $231.83           --               --           --      50.51%
           All contract charges                                 --           49           $5,013        0.00%          --
TARGET 2015 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $157.65           --               --           --      11.30%
           Highest contract charge 0.00% Class B           $157.65           --               --           --      11.30%
           All contract charges                                 --           34           $1,892        1.51%          --
2016       Lowest contract charge 0.00% Class B            $141.64           --               --           --       5.63%
           Highest contract charge 0.00% Class B           $141.64           --               --           --       5.63%
           All contract charges                                 --           14           $  288        1.61%          --
2015       Lowest contract charge 0.00% Class B            $134.09           --               --           --     (1.91)%
           Highest contract charge 0.00% Class B           $134.09           --               --           --     (1.91)%
           All contract charges                                 --           12           $  223        2.33%          --
2014       Lowest contract charge 0.00% Class B            $136.70           --               --           --       2.96%
           Highest contract charge 0.00% Class B           $136.70           --               --           --       2.96%
           All contract charges                                 --            2           $   38        0.78%          --
2013       Lowest contract charge 0.00% Class B            $132.77           --               --           --      14.07%
           Highest contract charge 0.00% Class B           $132.77           --               --           --      14.07%
           All contract charges                                 --            2           $  118        0.59%          --
TARGET 2025 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $172.30           --               --           --      15.42%
           Highest contract charge 0.80% Class B           $114.28           --               --           --      14.50%
           All contract charges                                 --          119           $7,645        1.85%          --
2016       Lowest contract charge 0.00% Class B            $149.28           --               --           --       7.41%
           Highest contract charge 0.80% Class B(b)        $ 99.81           --               --           --       6.55%
           All contract charges                                 --           69           $2,092        1.65%          --
2015       Lowest contract charge 0.00% Class B            $138.98           --               --           --     (2.04)%
           Highest contract charge 0.60% Class B(b)        $ 93.80           --               --           --     (5.65)%
           All contract charges                                 --           49           $1,261        1.41%          --
2014       Lowest contract charge 0.00% Class B            $141.87           --               --           --       4.03%
           Highest contract charge 0.00% Class B           $141.87           --               --           --       4.03%
           All contract charges                                 --           46           $  915        1.55%          --
2013       Lowest contract charge 0.00% Class B            $136.37           --               --           --      19.10%
           Highest contract charge 0.00% Class B           $136.37           --               --           --      19.10%
           All contract charges                                 --           27           $  506        1.01%          --
TARGET 2035 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $180.49           --               --           --      17.77%
           Highest contract charge 0.60% Class B           $117.49           --               --           --      17.06%
           All contract charges                                 --           52           $3,313        1.79%          --
2016       Lowest contract charge 0.00% Class B            $153.26           --               --           --       8.03%
           Highest contract charge 0.60% Class B           $100.37           --               --           --       7.38%
           All contract charges                                 --           30           $1,344        1.57%          --
2015       Lowest contract charge 0.00% Class B            $141.87           --               --           --     (2.03)%
           Highest contract charge 0.60% Class B(b)        $ 93.47           --               --           --     (5.98)%
           All contract charges                                 --           24           $  864        1.43%          --
2014       Lowest contract charge 0.00% Class B            $144.81           --               --           --       4.49%
           Highest contract charge 0.00% Class B           $144.81           --               --           --       4.49%
           All contract charges                                 --           18           $  934        1.40%          --
2013       Lowest contract charge 0.00% Class B            $138.59           --               --           --      22.25%
           Highest contract charge 0.00% Class B           $138.59           --               --           --      22.25%
           All contract charges                                 --           12           $  760        2.05%          --

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
TARGET 2045 ALLOCATION
2017  Lowest contract charge 0.00% Class B       $185.61           --               --           --       19.69%
      Highest contract charge 0.60% Class B      $119.45           --               --           --       18.97%
      All contract charges                            --           28          $ 1,776        1.71%           --
2016  Lowest contract charge 0.00% Class B       $155.07           --               --           --        8.69%
      Highest contract charge 0.60% Class B      $100.40           --               --           --        8.04%
      All contract charges                            --           15          $   753        1.65%           --
2015  Lowest contract charge 0.00% Class B       $142.67           --               --           --      (2.23)%
      Highest contract charge 0.60% Class B(b)   $ 92.93           --               --           --      (6.52)%
      All contract charges                            --           16          $   571        1.91%           --
2014  Lowest contract charge 0.00% Class B       $145.92           --               --           --        4.77%
      Highest contract charge 0.00% Class B      $145.92           --               --           --        4.77%
      All contract charges                            --            9          $   259        1.38%           --
2013  Lowest contract charge 0.00% Class B       $139.27           --               --           --       25.22%
      Highest contract charge 0.00% Class B      $139.27           --               --           --       25.22%
      All contract charges                            --            7          $   209        1.29%           --
TARGET 2055 ALLOCATION
2017  Lowest contract charge 0.00% Class B       $125.09           --               --           --       21.79%
      Highest contract charge 0.60% Class B      $123.10           --               --           --       21.07%
      All contract charges                            --            8          $   606        1.71%           --
2016  Lowest contract charge 0.00% Class B       $102.71           --               --           --        9.51%
      Highest contract charge 0.60% Class B(b)   $101.68           --               --           --        8.85%
      All contract charges                            --            2          $   264        1.83%           --
2015  Lowest contract charge 0.00% Class B(b)    $ 93.79           --               --           --      (6.70)%
      Highest contract charge 0.00% Class B(b)   $ 93.79           --               --           --      (6.70)%
      All contract charges                            --           --          $    46        3.95%           --
TEMPLETON DEVELOPING MARKETS VIP FUND
2017  Lowest contract charge 0.00% Class 2       $130.20           --               --           --       40.41%
      Highest contract charge 0.90% Class 2      $121.46           --               --           --       39.16%
      All contract charges                            --          137          $17,444        0.96%           --
2016  Lowest contract charge 0.00% Class 2       $ 92.73           --               --           --       17.44%
      Highest contract charge 0.90% Class 2      $ 87.28           --               --           --       16.39%
      All contract charges                            --          104          $ 9,563        0.81%           --
2015  Lowest contract charge 0.00% Class 2       $ 78.96           --               --           --     (19.60)%
      Highest contract charge 0.90% Class 2      $ 74.99           --               --           --     (20.33)%
      All contract charges                            --          101          $ 7,804        1.97%           --
2014  Lowest contract charge 0.00% Class 2       $ 98.21           --               --           --      (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13           --               --           --      (9.21)%
      All contract charges                            --           99          $ 9,492        1.48%           --
2013  Lowest contract charge 0.00% Class 2       $107.20           --               --           --      (0.92)%
      Highest contract charge 0.90% Class 2      $103.68           --               --           --      (1.82)%
      All contract charges                            --           92          $ 9,698        1.95%           --
TEMPLETON GLOBAL BOND VIP FUND
2017  Lowest contract charge 0.00% Class 2       $124.64           --               --           --        1.92%
      Highest contract charge 0.90% Class 2      $116.28           --               --           --        1.02%
      All contract charges                            --          586          $45,630        0.00%           --
2016  Lowest contract charge 0.00% Class 2       $122.29           --               --           --        2.94%
      Highest contract charge 0.90% Class 2      $115.11           --               --           --        2.01%
      All contract charges                            --          529          $41,472        0.00%           --
2015  Lowest contract charge 0.00% Class 2       $118.80           --               --           --      (4.30)%
      Highest contract charge 0.90% Class 2      $112.84           --               --           --      (5.17)%
      All contract charges                            --          529          $42,461        7.79%           --
2014  Lowest contract charge 0.00% Class 2       $124.14           --               --           --        1.83%
      Highest contract charge 0.90% Class 2      $118.99           --               --           --        0.92%
      All contract charges                            --          515          $47,540        5.01%           --

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                                                       ACCUMULATION
                                                                     UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                          ---------- ----------------- ------------ ------------- --------
TEMPLETON GLOBAL BOND VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2                 $121.91           --               --           --        1.63%
      Highest contract charge 0.90% Class 2                $117.90           --               --           --        0.71%
      All contract charges                                      --          531          $54,314        5.00%           --
TEMPLETON GROWTH VIP FUND
2017  Lowest contract charge 0.00% Class 2                 $181.56           --               --           --       18.50%
      Highest contract charge 0.90% Class 2                $169.37           --               --           --       17.44%
      All contract charges                                      --           30          $ 5,260        1.60%           --
2016  Lowest contract charge 0.00% Class 2                 $153.21           --               --           --        9.62%
      Highest contract charge 0.90% Class 2                $144.22           --               --           --        8.64%
      All contract charges                                      --           31          $ 4,575        2.03%           --
2015  Lowest contract charge 0.00% Class 2                 $139.77           --               --           --      (6.48)%
      Highest contract charge 0.90% Class 2                $132.75           --               --           --      (7.33)%
      All contract charges                                      --           33          $ 4,511        2.55%           --
2014  Lowest contract charge 0.00% Class 2                 $149.46           --               --           --      (2.82)%
      Highest contract charge 0.90% Class 2                $143.25           --               --           --      (3.69)%
      All contract charges                                      --           36          $ 5,379        1.34%           --
2013  Lowest contract charge 0.00% Class 2                 $153.79           --               --           --       30.82%
      Highest contract charge 0.90% Class 2                $148.74           --               --           --       29.64%
      All contract charges                                      --           29          $ 4,333        2.50%           --
VANECK VIP GLOBAL HARD ASSETS FUND
2017  Lowest contract charge 0.00% Class S Shares          $ 83.53           --               --           --      (1.97)%
      Highest contract charge 0.90% Class S Shares         $ 77.92           --               --           --      (2.86)%
      All contract charges                                      --          151          $12,427        0.00%           --
2016  Lowest contract charge 0.00% Class S Shares          $ 85.21           --               --           --       43.40%
      Highest contract charge 0.90% Class S Shares         $ 80.21           --               --           --       42.14%
      All contract charges                                      --          155          $12,986        0.38%           --
2015  Lowest contract charge 0.00% Class S Shares          $ 59.42           --               --           --     (33.62)%
      Highest contract charge 0.90% Class S Shares         $ 56.43           --               --           --     (34.23)%
      All contract charges                                      --          147          $ 8,559        0.03%           --
2014  Lowest contract charge 0.00% Class S Shares          $ 89.52           --               --           --     (19.34)%
      Highest contract charge 0.90% Class S Shares         $ 85.80           --               --           --     (20.07)%
      All contract charges                                      --          127          $11,178        0.00%           --
2013  Lowest contract charge 0.00% Class S Shares          $110.99           --               --           --       10.30%
      Highest contract charge 0.90% Class S Shares         $107.34           --               --           --        9.30%
      All contract charges                                      --          115          $12,630        0.51%           --
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
2017  Lowest contract charge 0.60% Investor Share Class    $285.63           --               --           --       20.93%
      Highest contract charge 0.60% Investor Share Class   $285.63           --               --           --       20.93%
      All contract charges                                      --           31          $ 8,898        1.78%           --
2016  Lowest contract charge 0.60% Investor Share Class    $236.19           --               --           --       11.14%
      Highest contract charge 0.60% Investor Share Class   $236.19           --               --           --       11.14%
      All contract charges                                      --           31          $ 7,243        2.38%           --
2015  Lowest contract charge 0.60% Investor Share Class    $212.51           --               --           --        0.66%
      Highest contract charge 0.60% Investor Share Class   $212.51           --               --           --        0.66%
      All contract charges                                      --           37          $ 7,894        1.66%           --
2014  Lowest contract charge 0.60% Investor Share Class    $211.12           --               --           --       12.83%
      Highest contract charge 0.60% Investor Share Class   $211.12           --               --           --       12.83%
      All contract charges                                      --           36          $ 7,580        1.67%           --
2013  Lowest contract charge 0.60% Investor Share Class    $187.12           --               --           --       31.39%
      Highest contract charge 0.60% Investor Share Class   $187.12           --               --           --       31.39%
      All contract charges                                      --           34          $ 6,456        4.22%           --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)Units were made available on May 26, 2015.
  (c)Units were made available on March 27, 2015.
  (d)Units were made available on May 20, 2016.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial Highlights (Concluded)

  (e)Units were made available on May 19, 2017.
  (f)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-160

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.

Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.




-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Thomas Buberl                          Mr. Buberl has been a director of AXA
AXA                                    Equitable since May 2016. Mr. Buberl
25, Avenue Matignon                    has served as Chief Executive Officer
75008 Paris, France                    of AXA since September 2016. From March
                                       2016 to August 2016, Mr. Buberl served
                                       as Deputy Chief Executive Officer of
                                       AXA. Prior thereto, Mr. Buberl served
                                       as Chief Executive Officer of AXA
                                       Konzern AG (May 2012 to March 2016),
                                       Chief Executive Officer for the global
                                       business line for the Health Business
                                       (March 2015 to March 2016) and Chief
                                       Executive Officer for the global
                                       business line for the Life and Savings
                                       Business (January 2016 to March 2016).
                                       From November 2008 to April 2012,
                                       Mr. Buberl served as Chief Executive
                                       Officer for Switzerland of Zurich
                                       Financial Services ("Zurich"). Prior to
                                       joining Zurich, Mr. Buberl held various
                                       management positions with Boston
                                       Consulting Group (February 2000 to
                                       October 2005) and Winterthur Group
                                       (November 2005 to October 2008).
                                       Mr. Buberl is also a director of AXA
                                       Financial and MONY America since May
                                       2016 and various other subsidiaries and
                                       affiliates of the AXA Group. He has
                                       been Chairman of the Board of Directors
                                       of AXA Financial, Inc. since February
                                       2017. Since November 2017, Mr. Buberl
                                       has served as Director and Chairman of
                                       the Board of AXA Equitable Holdings,
                                       Inc.
-------------------------------------------------------------------------------
George Stansfield                      Mr. Stansfield has been a Director of
AXA                                    AXA Equitable Life Insurance Company
25, Avenue Matignon                    and since May 2017. Mr. Stansfield has
75008 Paris, France                    served as Deputy Chief Executive
                                       Officer (since November 2017), Group
                                       General Secretary of AXA in charge of
                                       Human Resources, Public Affairs, Legal,
                                       Compliance, GIE AXA, Corporate Social
                                       Responsibility, the AXA Research Fund
                                       and AXA Liabilities Managers (since
                                       July 2016). Prior thereto,
                                       Mr. Stansfield served as a corporate
                                       attorney in the Legal Department
                                       specializing in merger and acquisition
                                       transactions involving financial
                                       institutions, securities law and
                                       general corporate matters of AXA
                                       Equitable Life Insurance Company based
                                       in New York (from 1985 to 1996).
                                       Mr. Stansfield served in AXA's Group
                                       Legal Department in Paris in 1996.
                                       Mr. Stansfield served as Head of Group
                                       Human Resources since 2010 and Group
                                       General Counsel since 2004.
                                       Mr. Stansfield has serves as a member
                                       of AXA Group's Management Committee
                                       since July 2016. Mr. Stansfield has
                                       served as Chairman of the Supervisory
                                       Board of GIE AXA, AXA Liabilities
                                       Managers and Kamet and a Director or
                                       Member of the Management Committee of
                                       AXA Life Insurance Co., Ltd. (Japan)
                                       and AXA ASIA. Mr. Stansfield serves as
                                       a permanent repesentative of AXA to the
                                       board of AXA Millesimes Finance,
                                       Chateau Petit Village, Chateau Pichon
                                       Longueville, SCI de L'Arlot and Societe
                                       Belle Helene. Mr. Stansfield also
                                       serves as Chairman of the Management
                                       Committee of AXA Strategic Ventures,
                                       and is a Trustee of American Library of
                                       Paris. Mr. Stansfield is also a
                                       director of AXA Financial and MONY
                                       America since May 2017. He also serves
                                       as Director of AXA Equitable Holdings,
                                       Inc. since November 2017)
-------------------------------------------------------------------------------
Ramon de Oliveira                      Director of AXA Financial, AXA
Investment Audit Practice, LLC         Equitable and MONY America since May
70 South Fifth Street                  2011. Director of MONY Life (May 2011
Park Ridge, NJ 07656                   to September 2013). Since April 2010,
                                       Mr. de Oliveira has been a member of
                                       AXA's Board of Directors, where he
                                       serves on the Finance Committee (Chair)
                                       and Audit Committee, and from April
                                       2009 to April 2010, he was a member
                                       AXA's Supervisory Board. He is
                                       currently the Managing Director of the
                                       consulting firm Investment Audit
                                       Practice, LLC, based in New York.
                                       Director and member of Executive
                                       Committee, AllianceBernstein
                                       Corporation (since May 2017). From 2002
                                       and 2006, Mr. de Oliveira was Adjunct
                                       Professor of Finance at Columbia
                                       University. Prior thereto, starting in
                                       1977, he spent 24 years at JP Morgan &
                                       Co. where he was Chairman and Chief
                                       Executive Officer of JP Morgan
                                       Investment Management and was also a
                                       member of the firm's Management
                                       Committee since its inception in 1995.
                                       Upon the merger with Chase Manhattan
                                       Bank in 2001, Mr. de Oliveira was the
                                       only executive from JP Morgan & Co.
                                       asked to join the Executive Committee
                                       of the new firm with operating
                                       responsibilities. Mr. de Oliveira is
                                       currently the Chairman of the
                                       Investment Committee of Fonds de
                                       Dotation du Louvre (since 2009) and
                                       JACCAR Holdings SA (2011). Previously,
                                       he served as a Director of JP Morgan
                                       Suisse, American Century Company, Inc.,
                                       SunGard Data Systems, The Hartford
                                       Insurance Company, Tattinger-Kobrand
                                       USA, Quilvest SA and L'Atelier. Mr. de
                                       Oliveira also formerly served as a
                                       Trustee and Chairman of the Investment
                                       Committee of The Kauffman Foundation, a
                                       Member of the Investment Committee of
                                       The Red Cross and the Chairman of the
                                       Board of Friends of Education.
-------------------------------------------------------------------------------

                                  APPENDIX A

DIRECTORS AND PRINCIPAL OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Daniel G. Kaye                         Mr. Kaye has been a Director of AXA
767 Quail Run                          Equitable since September 2015. From
Inverness, IL 60067                    January 2013 to May 2014, Mr. Kaye
                                       served as Interim Chief Financial
                                       Officer and Treasurer of HealthEast
                                       Care System ("HealthEast"). Prior to
                                       joining HealthEast, Mr. Kaye spent 35
                                       years with Ernst & Young LLP
                                       ("Ernst & Young") from which he retired
                                       in 2012. Throughout his time at Ernst &
                                       Young, where he was an audit partner
                                       for 25 years, Mr. Kaye enjoyed a track
                                       record of increasing leadership and
                                       responsibilities, including serving as
                                       the New England Managing Partner and
                                       the Midwest Managing Partner of
                                       Assurance. Mr. Kaye is a member of the
                                       Board of Directors of Ferrellgas
                                       Partners L.P. ("Ferrellgas"), where he
                                       serves on the Audit Committee and
                                       Corporate Governance and Nominating
                                       Committee (Chair). Mr. Kaye is a
                                       Certified Public Accountant and
                                       National Association of Corporate
                                       Directors (NACD) Board Leadership
                                       Fellow. Mr. Kaye is also a director of
                                       AXA Financial and MLOA since September
                                       2015. Director, Chair of Audit
                                       Committee and member of Compensation
                                       Committee, AllianceBernstein
                                       Corporation (since May 2017).
-------------------------------------------------------------------------------
Kristi A. Matus                        Ms. Matus has been a Director of AXA
380 Beacon St., #2                     Equitable since September 2015.
Boston, MA 02116                       Ms. Matus formerly served as Executive
                                       Vice President and Chief Financial &
                                       Administrative Officer of athenahealth,
                                       Inc. ("athenahealth") from July 2014 to
                                       May 2016. Prior to joining
                                       athenahealth, Ms. Matus served as
                                       Executive Vice President and Head of
                                       Government Services of Aetna, Inc.
                                       ("Aetna") from February 2012 to July
                                       2013. Prior to Aetna, she held several
                                       senior leadership roles at United
                                       Services Automobile Association
                                       ("USAA"), including Executive Vice
                                       President and Chief Financial Officer
                                       from 2008 to 2012. She began her career
                                       at the Aid Association for Lutherans,
                                       where she held various financial and
                                       operational roles for over a decade.
                                       Ms. Matus is also a director of AXA
                                       Financial and MLOA since September 2015.
-------------------------------------------------------------------------------
Chard C. Vaughan                       Director of AXA Financial, AXA
764 Lynnmore Lane                      Equitable and MONY America since May
Naples, FL 34108                       2010. Director of MONY Life (May 2010
                                       to September 2013). Executive Vice
                                       President and Chief Financial Officer
                                       of Lincoln Financial Group (1995 to May
                                       2005); prior thereto, Chief Financial
                                       Officer (June 1992 to 1995); Senior
                                       Vice President and Chief Financial
                                       Officer of Employee Benefits Division
                                       (July 1990 to 1995). Member of the
                                       Board of Directors of MBIA, Inc,
                                       serving on the Audit Committee, the
                                       Executive Committee and the Finance and
                                       Risk Committee (Chair).
-------------------------------------------------------------------------------
Barbara Fallon-Walsh                   Director of AXA Financial, AXA
1670 Stephens Drive                    Equitable and MONY America since May
Wayne, PA 19087                        2012. Director of MONY Life (May 2012
                                       to September 2013). Director, Audit
                                       Committee member and Chair of both
                                       Compensation Committee and Corporate
                                       Governance Committee, AllianceBernstein
                                       Corporation (since May 2017).
                                       Ms. Fallon-Walsh was with The Vanguard
                                       Group, Inc. ("Vanguard") from 1995
                                       until her retirement in 2012, where she
                                       held several executive positions,
                                       including Head of Institutional
                                       Retirement Plan Services from 2006
                                       through 2011. Ms. Fallon-Walsh started
                                       her career at Security Pacific
                                       Corporation in 1979 and held a number
                                       of senior and executive positions with
                                       the company, which merged with Bank of
                                       America in 1992. From 1992 until
                                       joining Vanguard in 1995,
                                       Ms. Fallon-Walsh served as Executive
                                       Vice President, Bay Area Region and Los
                                       Angeles Gold Coast Region for Bank of
                                       America. Ms. Fallon-Walsh is currently
                                       a member of the Board of Directors of
                                       AXA Investment Managers S.A. ("AXA
                                       IM"), where she serves on the Audit and
                                       Risk Committee and the Remuneration
                                       Committee, and of AXA Rosenberg Group
                                       LLC. Ms. Fallon-Walsh has been a member
                                       of the Main Line Chamber of Commerce
                                       Board of Directors and Executive
                                       Committee, the Business and Advisory
                                       Council for Widener University and
                                       served on the Board of Trustees and
                                       Executive Committee of the Employee
                                       Benefit Research Institute in
                                       Washington, DC.
-------------------------------------------------------------------------------
Bertram L. Scott                       Director of AXA Financial, AXA
Novant Health, Inc.                    Equitable and MONY America since May
108 Providence Road                    2012. Director of MONY Life (May 2012
Charlotte, NC 28207                    to September 2013). Mr. Scott is Senior
                                       Vice President of population health
                                       management of Novant Health, Inc. since
                                       February 2015. From November 2012 to
                                       December 2014, he served as President
                                       and Chief Executive Officer of Affinity
                                       Health Plan. Prior to joining Affinity,
                                       Mr. Scott served as President, U.S.
                                       Commercial of CIGNA Corporation from
                                       June 2010 to December 2011, with
                                       executive responsibilities for U.S.
                                       products, marketing, national accounts,
                                       underwriting and for regional,
                                       individual, select and senior segments.
                                       Prior to joining CIGNA, Mr. Scott
                                       served as Executive Vice President and
                                       Chief Institutional Development & Sales
                                       Officer at TIAA-CREF, a leading
                                       provider of retirement services in the
                                       academic, research, medical and
                                       cultural fields. Mr. Scott is a member
                                       of the Board of Directors of Becton,
                                       Dickinson and Company, where he serves
                                       on the Audit Committee (Chair) as
                                       Chairman and Compensation and Benefits
                                       Committee. He is a Director of Lowe's
                                       Companies, Inc., where he serves on the
                                       Audit Committee and Governance
                                       Committee (since November 2015).
-------------------------------------------------------------------------------

                                  APPENDIX A

DIRECTORS AND PRINCIPAL OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Charles G.T. Stonehill                 Mr. Stonehill has been a Director of
Founding Partner                       AXA Equitable Life Insurance Company
Green & Blue Advisors                  since November 2017. He is currently
285 Central Park West                  the Founding Partner of Green & Blue
New York, NY 10024                     Advisors LLC, based in New York.
                                       Mr. Stonehill serves as non-executive
                                       Vice Chairman of the Board of Directors
                                       of Julius Baer Group Ltd. and as a
                                       Member of the Board of Directors of
                                       CommonBond LLC in New York and of
                                       PlayMagnus A/S in Oslo (the company
                                       which represents the World Chess
                                       champion Magnus Carlsen's online,
                                       digital and business interests).
                                       Mr. Stonehill has over 30 years'
                                       experience in energy markets,
                                       investment banking and capital markets,
                                       including key positions at Lazard
                                       Freres & Co. LLC, Credit Suisse First
                                       Boston and Morgan Stanley & Co.
                                       Mr. Stonehill currently serves as a
                                       non-executive Director of CommonBond
                                       LLC, a marketplace lender originating
                                       student loans. Mr. Stonehill has been a
                                       Director of Bank Julius Baer & Co. Ltd.
                                       since 2006. Mr. Stonehill has
                                       represented as a Board Member many
                                       financial services companies, including
                                       as an independent Director of GAM
                                       Holding AG, the LCH Group Ltd. (LCH
                                       Clearnet), and of Lazard & Co.,
                                       Limited, among other companies.
                                       Mr. Stonehill serves as Governor of the
                                       Harrow School in the United Kingdom and
                                       a trustee of the Georg Solti Accademia.
                                       Mr. Stonehill is also a director of AXA
                                       Financial and MONY America since
                                       November 2017.
-------------------------------------------------------------------------------

OFFICERS -- DIRECTORS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Mark Pearson                           Director (since January 2011),
                                       President and Chief Executive Officer
                                       (since February 2011), AXA Financial.
                                       Chairman of the Board and Chief
                                       Executive Officer (since February 2011)
                                       and Director (since January 2011), AXA
                                       Equitable, AXA Equitable Financial
                                       Services, LLC and MONY America.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer of MONY Life
                                       (February 2011 to September 2013).
                                       Member of AXA's Management and
                                       Executive Committees (since 2008).
                                       Director (since January 2011),
                                       President (since February 2011) and
                                       Chief Executive Officer (since November
                                       2017), AXA Equitable Holdings, Inc.
                                       (formerly known as AXA America
                                       Holdings, Inc.) (since January 2011).
                                       Director, AllianceBernstein Corporation
                                       (since February 2011).
-------------------------------------------------------------------------------

OTHER OFFICERS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Marine de Boucaud                      Marine de Boucaud is Senior Executive
                                       Director and Chief Human Resources
                                       Officer for AXA Equitable Life
                                       Insurance Company and a member of the
                                       company's Executive Committee. She is
                                       also Senior Executive Vice President
                                       and Chief Human Resources Officer of
                                       MONY America.
                                       Ms. de Boucaud has over 20 years of
                                       experience as a Human Resources
                                       professional. Prior to her role as
                                       Chief Human Resources officer, Ms. de
                                       Boucaud held a similar role as Human
                                       Resources Director of AXA France,
                                       beginning in 2012, where she was the
                                       first woman to serve on AXA France's
                                       Executive Committee. She began her AXA
                                       career in 2010 as head of Talent
                                       Management.
                                       Among her many accomplishments, Marine
                                       contributed to the digital
                                       transformation initiated by AXA
                                       France's CEO and launched the first
                                       Employee Resource Group (ERG) for women
                                       across multiple AXA entities in France.
                                       She believes in shifting from classic
                                       training techniques to digital ones,
                                       including the use of "gamification,"
                                       which enables faster and more
                                       interactive ways of learning. She
                                       piloted the practice of feedback to
                                       drive culture change and development,
                                       and she was among the pioneers behind
                                       the popular Do You Speak Digital
                                       platform.
                                       Ms. de Boucaud began her career in
                                       finance at BNP Paribas (Banexi) in
                                       Frankfurt, Germany, as a Mergers and
                                       Acquisitions Analyst. In 1993, she
                                       joined Jouve & Associes, a Paris-based
                                       international boutique search firm
                                       before joining Korn/Ferry
                                       International, where she spent over 10
                                       years between New York and Paris as a
                                       Partner in the Technology and Life
                                       Sciences Practices. She later held a
                                       position with leading executive search
                                       firm Spencer Stuart.
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Brian Winikoff                         Brian Winikoff is Senior Executive Vice
                                       President and Head of U.S. Life,
                                       Retirement and Wealth Management for
                                       AXA Financial, Inc. and MONY America
                                       since September 2016. He is also Senior
                                       Executive Director and Head of U.S.
                                       Life, Retirement, Wealth Management for
                                       AXA Equitable and AXA Equitable
                                       Financial Services, LLC since September
                                       2016 and a member of the company's
                                       Executive Committee. He is Director,
                                       Chairman of the Board, Chief Executive
                                       Officer and Chief Retirement Savings
                                       Officer for AXA Distributors, LLC since
                                       July 2016; Director for both AXA
                                       Advisors, LLC and AXA Distribution
                                       Holding Corporation since July 2016;
                                       Director and Member of Audit Committee
                                       for both AXA Equitable Life and Annuity
                                       Company and U.S. Financial Life
                                       Insurance Company since July 2016.
                                       Prior to joining AXA in 2016,
                                       Mr. Winikoff served as President and
                                       CEO of Crump Life Insurance Services,
                                       the leading independent distributor of
                                       life insurance and related products in
                                       the United States. Previously, he
                                       served as Chief Financial Officer of
                                       Crump Group, Inc., which held three
                                       businesses: Crump Life Insurance
                                       Services, Crump Property and Casualty
                                       Insurance Services (a leading P&C
                                       wholesale broker) and Ascensus (a
                                       leading retirement plan administrator).
                                       Brian joined Crump's predecessor in
                                       2002 as the head of the investor
                                       relations, financial planning, and
                                       strategic initiatives groups.
                                       Prior to joining Crump, Mr. Winikoff
                                       served in a variety of senior
                                       management positons at Hughes
                                       Electronics and Loudcloud, Inc., after
                                       beginning his career as an investment
                                       banker with Salomon Brothers, Inc.
-------------------------------------------------------------------------------
Andrea M. Nitzan                       Executive Director, Chief Accounting
                                       Officer (since December 2012) and
                                       Controller (since November 2014), AXA
                                       Equitable Financial Services, LLC and
                                       AXA Equitable; prior thereto, Senior
                                       Vice President (May 2008 to December
                                       2012); Assistant Vice President and
                                       Chief of Staff (1996 to May 2008).
                                       Executive Vice President, Chief
                                       Accounting Officer and Controller
                                       (since November 2014), AXA Financial
                                       and MONY America (since September
                                       2011). Executive Vice President, Chief
                                       Accounting Officer and Controller
                                       (since November 2017), AXA Equitable
                                       Holdings, Inc. (formerly known as AXA
                                       America Holdings, Inc.) Executive Vice
                                       President, Chief Accounting Officer and
                                       Controller (since January 2018), EQ AZ
                                       Life Re Company. Executive Vice
                                       President and Chief Accounting Officer,
                                       MONY Life (September 2011 to September
                                       2013).
-------------------------------------------------------------------------------
Dave S. Hattem                         Senior Executive Director, Secretary
                                       (since March 2018) and General Counsel
                                       (December 2012 to present); prior
                                       thereto, Senior Vice President
                                       (September 1999 to December 2012) and
                                       General Counsel (February 2010 to
                                       present) of AXA Equitable and AXA
                                       Equitable Financial Services, LLC;
                                       prior thereto, Senior Vice President
                                       (September 1999 to present) and Deputy
                                       General Counsel (May 2004 to February
                                       2010), Associate General Counsel
                                       (September 1999 to May 2004). Senior
                                       Executive Vice President (since May
                                       2013), Secretary (since March 2018) &
                                       General Counsel (since May 2010), AXA
                                       Financial, Inc.; prior thereto,
                                       Executive Vice President May 2012 to
                                       May 2013) and General Counsel (since
                                       May 2010); Senior Vice President
                                       (September 2008 to May 2012) and
                                       General Counsel (May 2010 to present);
                                       Senior Vice President and Deputy
                                       General Counsel (September 2008 to May
                                       2010). Senior Executive Director (since
                                       December 2012) and General Counsel
                                       (since February 2010), MONY America;
                                       prior thereto, Executive Vice President
                                       (May 2012 to December 2012) and General
                                       Counsel (since February 2010).
                                       Executive Senior Vice President and
                                       Deputy General Counsel of MONY Life
                                       (December 2012 to September 2013; held
                                       previous positions). Executive Vice
                                       President (since July 2012) and General
                                       Counsel (since December 2010), AXA
                                       Equitable Life and Annuity Company.
                                       Executive Vice President (since June
                                       2012) and General Counsel (since
                                       December 2010), MONY Financial
                                       Services, Inc. Senior Executive Vice
                                       President and General Counsel (since
                                       November 2017), AXA Equitable Holdings,
                                       Inc. Chair of Directors of Life
                                       Insurance Council of New York, Inc.
-------------------------------------------------------------------------------
Jeffrey J. Hurd                        Senior Executive Director and Chief
                                       Operating Officer (since January 2018),
                                       AXA Equitable Financial Services, LLC
                                       and AXA Equitable. Senior Executive
                                       Vice President and Chief Operating
                                       Officer, AXA Financial, Inc., MONY
                                       America and AXA Equitable Holdings,
                                       Inc. (since January 2018). Executive
                                       Vice President and Chief Operating
                                       Officer (2016 to September 2017),
                                       American International Group (AIG);
                                       prior thereto, Executive Vice President
                                       and Chief Human Resources Officer
                                       (January 2010 - 2016); Senior Vice
                                       President, Chief Administration Officer
                                       (April 2009 - January 2010; Senior Vice
                                       President, Head of Asset Management
                                       Restructuring (January 2009 - January
                                       2010).
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President and Auditor
                                       (since September 2016); prior thereto,
                                       Senior Vice President, Chief Compliance
                                       Officer (February 2005 to September
                                       2016) and Deputy General Counsel
                                       (February 2010 to September 2016) of
                                       MONY America. Managing Director and
                                       Chief Auditor (since September 2016);
                                       prior thereto, Managing Director, Chief
                                       Compliance Officer and Deputy General
                                       Counsel (December 2012 to September
                                       2016), AXA Equitable and AXA Equitable
                                       Financial Services, LLC; prior thereto,
                                       Senior Vice President (February 2005 to
                                       September 2016). Chief Compliance
                                       Officer (February 2005 to September
                                       2016) and Deputy General Counsel
                                       (February 2010 to September 2016);
                                       prior thereto, Senior Vice President,
                                       Chief Compliance Officer and Associate
                                       General Counsel (February 2005 to
                                       February 2010). Senior Vice President,
                                       Chief Compliance Officer and Deputy
                                       General Counsel, AXA Financial (since
                                       May 2010). Vice President, Deputy
                                       General Counsel and Chief Litigation
                                       Counsel (2000 to February 2005) of The
                                       MONY Group, Inc.; prior thereto, Vice
                                       President and Chief Litigation Counsel
                                       (1990 to 2000). Senior Vice President,
                                       Chief Compliance Officer (February 2005
                                       to September 2013) and Deputy General
                                       Counsel (February 2010 to September
                                       2013) of MONY Life.
-------------------------------------------------------------------------------
Anders B. Malmstrom                    Senior Executive Vice President and
                                       Chief Financial Officer (since June
                                       2012), AXA Financial, Inc. and MONY
                                       America. Senior Executive Director and
                                       Chief Financial Officer, AXA Equitable
                                       (since December 2012); prior thereto,
                                       Senior Executive Vice President and
                                       Chief Financial Officer (June 2012 to
                                       December 2012). Director (since July
                                       2012), Senior Executive Director and
                                       Chief Financial Officer (since June
                                       2012), AXA Equitable Financial
                                       Services, LLC. Director (since
                                       July 2012), 1740 Advisers, Inc.
                                       Director, Chairman of the Board,
                                       President and Chief Executive Officer
                                       (since July 2012), ACMC, LLC. Director
                                       (July 2012), AXA Advisors, LLC. Senior
                                       Executive Vice President (since July
                                       2012) and Chief Financial Officer
                                       (since November 2017), AXA Equitable
                                       Holdings, Inc. (formerly known as AXA
                                       America Holdings, Inc.). Director and
                                       Chairman of the Board; Member of the
                                       Audit Committee (since July 2012), AXA
                                       Corporate Solutions Life Reinsurance
                                       Company. Director, AllianceBernstein
                                       Corporation (since May 2017). Director,
                                       Chairman of the Board and Chief
                                       Executive Officer (since July 2012),
                                       AXA Distribution Holding Corporation.
                                       Director (since July 2012) and Chairman
                                       of the Board (since August 2012);
                                       Member of the Audit Committee
                                       (Chairman) (since July), AXA Equitable
                                       Life and Annuity Company. Director and
                                       Chairman of the Board (since July
                                       2012), AXA RE Arizona Company. Director
                                       and Chairman of the Board (since
                                       January 2018), EQ AZ Life Re Company.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer (since July
                                       2012), Financial Marketing Agency, Inc.
                                       Director (since July 2012), Chairman of
                                       the Board, President and Chief
                                       Executive Officer (since August 2012),
                                       MONY Financial Services, Inc. Director
                                       (since July 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director (since July 2012), MONY
                                       International Holdings, LLC. Director
                                       (since December 2013), 1740 Advisors,
                                       Inc. Director (since September 2012),
                                       MONY Life Insurance Company of the
                                       Americas, Ltd. Director and Chairman of
                                       the Board; Member of the Audit
                                       Committee (Chairman) (since July 2012),
                                       U.S. Financial Life Insurance Company.
                                       Senior Executive Vice President and
                                       Chief Financial Officer, MONY Life
                                       (June 2012 to September 2013). Director
                                       and Chairman of the Board, CS Life Re
                                       Company (since November 2014).
                                       Director, AXA Strategic Ventures US,
                                       LLC (December 2014 to July 2016).
-------------------------------------------------------------------------------
Joshua E. Braverman                    Senior Executive Director (since
                                       December 2012), AXA Equitable and AXA
                                       Equitable Financial Services; prior
                                       thereto, Executive Vice President and
                                       Treasurer (September 2012 to
                                       September 20172),; prior thereto,
                                       Senior Vice President, Head of
                                       Derivatives (September 2009 to
                                       September 2012). Senior Executive Vice
                                       President (since May 2013) and
                                       Treasurer (from September 2012 -
                                       September 2017), AXA Financial, Inc.
                                       and MONY America; prior thereto,
                                       Executive Vice President and Treasurer
                                       (September 2012 to May 2013). Executive
                                       Vice President (since September 2012)
                                       and Treasurer, MONY Life (September
                                       2012 to September 2017). Director,
                                       Executive Vice President, Chief
                                       Financial Officer and Treasurer and
                                       Member of the Audit Committee (since
                                       September 2012), AXA Equitable Life and
                                       Annuity Company. Director, Executive
                                       Vice President, Chief Financial Officer
                                       and Treasurer and Member of the Audit
                                       Committee (since September 2012), U.S.
                                       Financial Life Insurance Company.
                                       Director, President, and Chief
                                       Executive Officer and Chairman of the
                                       Audit Committee (since September 2012),
                                       AXA Corporate Solutions Life
                                       Reinsurance Company. Director and
                                       Chairman of the Board (since
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Joshua E. Braverman (cont.)            September 2012), Equitable Casualty
                                       Insurance Company. Director, President
                                       and Chief Executive Officer (since
                                       September 2012), AXA RE Arizona
                                       Company. Director, President and Chief
                                       Executive Officer (since January 2018),
                                       EQ AZ Life Re Company. Director,
                                       President and Chief Financial Officer
                                       (since September 2012), AXA
                                       Distribution Holding Corporation.
                                       Director and President, MONY Life
                                       Insurance Company of the Americas
                                       Limited (since September 2012).
                                       Director, President and Treasurer
                                       (since September 2012), MONY
                                       International Holdings, LLC. Director,
                                       President and Treasurer (since
                                       September 2012), MBT, Ltd. Director,
                                       Chairman, President and Treasurer
                                       (since September 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       (since September 2012), MONY Financial
                                       Services, Inc. Executive Vice President
                                       and Treasurer (since September 2012),
                                       1740 Advisors, Inc. Director, President
                                       and Chief Executive Officer, CS Life Re
                                       Company (since November 2014).
                                       Executive Vice President (since October
                                       2017), AXA Equitable Holdings, Inc.
                                       (formerly known as AXA America
                                       Holdings, Inc.) Director, President and
                                       Chief Executive Officer (since
                                       September 2012), AXA RE Arizona
                                       Company. Director, President and Chief
                                       Executive Officer (since January 2018),
                                       EQ AZ Life Re Company.
-------------------------------------------------------------------------------
Michael B. Healy                       Senior Executive Director and Chief
                                       Information Officer since February
                                       2017, AXA Equitable and AXA Equitable
                                       Financial Services; prior thereto,
                                       Executive Director (December 2012 to
                                       February 2017) and Chief Information
                                       Officer (since May 2011); Executive
                                       Vice President (May 2011 to December
                                       2012) and Chief Information Officer
                                       (since May 2011); Senior Vice President
                                       and Chief Information Officer
                                       (September 2010 to May 2011); Senior
                                       Vice President (September 2009 to
                                       November 2010). Currently, Senior
                                       Executive Vice President and Chief
                                       Information Officer (since February
                                       2017), AXA Financial and MONY America;
                                       prior thereto, Executive Vice President
                                       and Chief Information Officer (May 2011
                                       to February 2017), AXA Financial and
                                       MONY America; prior thereto, Senior
                                       Vice President and Chief Information
                                       Officer (November 2010 to May 2011);
                                       Senior Vice President (September 2009
                                       to November 2010). Executive Vice
                                       President and Chief Information Officer
                                       (May 2011 to September 2013), MONY
                                       Life; prior thereto, Senior Vice
                                       President and Chief Information Officer
                                       (November 2010 to May 2011); Senior
                                       Vice President (September 2009 to
                                       November 2010).
-------------------------------------------------------------------------------
Keith E. Floman                        Managing Director and Chief Actuary,
                                       AXA Equitable and AXA Equitable
                                       Financial Services (since December
                                       2012); prior thereto, Senior Vice
                                       President and Actuary (November 2008 to
                                       December 2012), Vice President and
                                       Senior Actuary (August 2006 to November
                                       2008). Senior Vice President and
                                       Actuary, MONY America (since November
                                       2008); prior thereto, Vice President
                                       and Senior Actuary (August 2006 to
                                       November 2008). Senior Vice President
                                       and Actuary, MONY Life (November 2008
                                       to September 2013); prior thereto, Vice
                                       President and Senior Actuary (August
                                       2006 to November 2008). Senior Vice
                                       President and Actuary, AXA Equitable
                                       Life and Annuity Company (since
                                       December 2008). Senior Vice President
                                       and Actuary (since January 2009) and
                                       Appointed Actuary (since May 2008),
                                       U.S. Financial Life Insurance Company.
                                       Senior Vice President, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since July 2007). Director, Executive
                                       Vice President and Chief Financial
                                       Officer, AXA RE Arizona Company (since
                                       May 2013). Director and Chief Risk
                                       Officer (since January 2018), EQ AZ
                                       Life Re Company. Director, Financial
                                       Marketing Agency, Inc. (since May 2013).
-------------------------------------------------------------------------------
Kevin Molloy                           Senior Executive Vice President, AXA
                                       Financial and MONY America (since May
                                       2013). Senior Executive Director, AXA
                                       Equitable and AXA Equitable Financial
                                       Services (since May 2013). Director and
                                       Member of Audit Committee (since April
                                       2011), AXA Corporate Solutions Life
                                       Reinsurance Company (since March 2011).
                                       Senior Vice President (since October
                                       2014), AXA Distributors, LLC. Director
                                       and Member of Audit Committee (since
                                       March 2017), AXA Equitable Life and
                                       Annuity Company. Director (since March
                                       2017), CS Life RE Company. Director and
                                       Member of Audit Committee (since March
                                       2017), U.S. Financial Life Insurance
                                       Company.
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Jurgen Schwering                       Senior Vice President and Chief Risk
                                       Officer, AXA Financial, Inc. and MONY
                                       America (since November 2015); prior
                                       thereto, Senior Executive Vice
                                       President and Chief Risk Officer
                                       (February 2014 to November 2015).
                                       Managing Director and Chief Risk
                                       Officer, AXA Equitable and AXA
                                       Equitable Financial Services (since
                                       November 2015); prior thereto, Senior
                                       Executive Director and Chief Risk
                                       Officer (February 2014 to November
                                       2015). Senior Vice President
                                       (since January 2018), EQ AZ Life Re
                                       Company. Senior Vice President (since
                                       October 2017) and Chief Risk Officer
                                       (since February 2016), AXA Corporate
                                       Solutions Life Reinsurance Company.
                                       Executive Vice President and Chief Risk
                                       Officer (since April 2014), AXA RE
                                       Arizona Company. Executive Vice
                                       President and Chief Risk Officer (since
                                       June 2014). CS Life RE Company. Senior
                                       Vice President and Chief Risk Officer
                                       (since December 2016), U.S. Financial
                                       Life Insurance Company. Senior Vice
                                       President and Chief Risk Officer (since
                                       December 2016), AXA Equitable Life and
                                       Annuity Company. Member of the Board
                                       and Head of the Health Insurance, AXA
                                       Konzern AG (October 2012 to February
                                       2014).
-------------------------------------------------------------------------------
Robin M. Raju                          Senior Vice President and Treasurer,
                                       AXA Financial, Inc. (since September
                                       2017). Managing Director (since
                                       February 2015), AXA Equitable and AXA
                                       Equitable Financial Services. Senior
                                       Vice President and Treasurer (since
                                       October 2017), AXA Equitable Holdings,
                                       Inc. (formerly known as AXA America
                                       Holdings, Inc.). Director (since May
                                       2015), AXA Strategic Ventures
                                       Corporation. Senior Vice President
                                       (since February 2015), MONY America.
                                       Director (since April 2014) and Senior
                                       Vice President and Business Chief
                                       Financial Officer (since December
                                       2015), PlanConnect, LLC. Chief
                                       Financial Officer (since July 2015),
                                       Separate Account 166, LLC.
-------------------------------------------------------------------------------
Yun ("Julia") Zhang                    Vice President and Assistant Treasurer
                                       (since September 2014), AXA Financial,
                                       Inc. and MONY America (since September
                                       2017). Lead Director and Treasurer
                                       (since September 2017), AXA Equitable
                                       and AXA Equitable Financial Services
                                       (since September 2017). Vice President
                                       and Assistant Treasurer (since October
                                       2014, AXA Equitable Holdings, Inc.
                                       (formerly known as AXA America
                                       Holdings, Inc.); Vice President, Chief
                                       Financial Officer and Treasurer (since
                                       January 2018), EQ AZ Life Re Company.
                                       Vice President and Treasurer (since May
                                       2015), 1740 Advisers, Inc. Treasurer
                                       (since July 2015), Separate Account
                                       155, LLC. Treasurer (since October
                                       2014), J.M.R. Realty Services, Inc.
                                       Assistant Treasurer (since November
                                       2014), MONY Financial Resources of the
                                       Americas Limited. Vice President and
                                       Assistant Treasurer (since October
                                       2014), MBT Ltd. Vice President and
                                       Assistant Treasurer (since October
                                       2014), MONY International Holdings,
                                       LLC. Vice President and Assistant
                                       Treasurer (since October 2014), U.S.
                                       Financial Life Insurance Company. Vice
                                       President, Chief Financial Officer and
                                       Treasurer (since January 2018), EQ AZ
                                       Life Re Company. Treasurer (since
                                       October 2014), Equitable Structured
                                       Settlement Corp.

                                       Since October 2014, Vice President and
                                       Treasurer, 1285 Holdings, LLC, 787
                                       Holdings, LLC, ACMC, LLC, AXA Advisors,
                                       LLC, AXA Corporate Solutions Life
                                       Reinsurance Company, AXA Distribution
                                       Holding Corporation, AXA Network of
                                       Puerto Rico, Inc., AXA Network, LLC,
                                       AXA RE Arizona Company, CS Life RE
                                       Company, Equitable Casualty Insurance
                                       Company, Financial Marketing Agency,
                                       Inc., MONY Financial Services, Inc.,
                                       MONY Life Insurance Company of the
                                       Americas, Ltd., PlanConnect, LLC.
-------------------------------------------------------------------------------
Steven M. Joenk                        Senior Vice President and Chief
                                       Investment Officer, AXA Financial, Inc.
                                       and MONY America (since March 2017).
                                       Managing Director and Chief Investment
                                       Officer, AXA Equitable and AXA
                                       Equitable Financial Services (since
                                       March 2017). Director and President
                                       (since July 2004), 1740 Advisers, Inc.
                                       Director, Chairman of the Board,
                                       President and Chief Executive Officer
                                       (since February 2011), AXA Equitable
                                       Funds Management Group, LLC. Director
                                       (since January 2005), MONY Financial
                                       Resources of the Americas Limited.
                                       Senior Vice President and Chief
                                       Investment Officer (since April 2017).
                                       MONY Financial Services, Inc.; Director
                                       (since September 2012), MONY
                                       International Holdings, LLC. Senior
                                       Vice President and Chief Investment
                                       Officer (since April 2017),
                                       PlanConnect, LLC. Director (since May
                                       2017), ICI Mutual Insurance.
-------------------------------------------------------------------------------

                                  APPENDIX A

Appendix B

--------------------------------------------------------------------------------

The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS/(1)/


-----------------------------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                                                          WHICH RELATE TO OUR:
-----------------------------------------------------------------------------------------------------------------
December 19, 1994; May 1, 1995 through May 1, 2000; September 15,
1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000; June 23,
2000; September 1, 2000; February 9, 2001; September 4,
2001; December 1, 2001/(2)/; December 14, 2001; February 22, 2002; July
15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15, 2003, November 24, 2003; February 10, 2004
(2 supplements); May 1, 2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23, 2005; May 1, 2005 (3 supplements);
June 10, 2005; June 17, 2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24,
2007, September 24, 2007; October 19, 2007; February 23, 2007; May 1,
2008; July 21, 2008; August 15, 2008 (4 supplements); December 1,
2008; January 15, 2009; February 23, 2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1, 2010; February 5, 2010, May 1,
2010; June 24, 2010; August 25, 2010; December 15, 2010; February 10,
2011; February 11, 2011; June 30, 2011; August 25, 2011;
2012; February 6, 2012; June 20, 2012; July 31, 2012; August 30, 2012;
September 27,2012; 2013; February 15, 2013; August 21, 2013;
November 12, 2014; February 18, 2014; August 18, 2014;
February 26, 2015; November 15, 2016; August 25, 2017; February 16, 2018         Incentive Life Plus(R) Policies
-----------------------------------------------------------------------------------------------------------------

(1)In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)This supplement applies only to certain groups.

                                  APPENDIX B

AXA Equitable Life Insurance Company
Variable Life Insurance Policies


PROSPECTUS SUPPLEMENT DATED MAY 1, 2018


..   INCENTIVE LIFE(R)                  .   INCENTIVE LIFE(R) 2000
..   INCENTIVE LIFE PLUS(R)             .   CHAMPION 2000
..   SPECIAL OFFER POLICY

--------------------------------------------------------------------------------

This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)ABOUT THE PORTFOLIOS OF THE TRUSTS.


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


             Copyright 2018 AXA Equitable Life Insurance Company.

                             All rights reserved.


                                                                        #524886

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS


--------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                            INVESTMENT ADVISER
 TRUST PORTFOLIO                                                            (OR SUB-ADVISER(S),        VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)             MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE           A        Seeks to achieve long-term capital        AXA Equitable Funds        (check mark)
  ALLOCATION                      appreciation.                                Management Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE         A        Seeks to achieve a high level of current  AXA Equitable Funds        (check mark)
  ALLOCATION                      income.                                      Management Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA                      A        Seeks to achieve current income and       AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS               growth of capital, with a greater            Management Group, LLC
  ALLOCATION                      emphasis on current income.
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST PORTFOLIO                                                               INVESTMENT ADVISER (OR
 NAME                SHARE CLASS  OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE             A        Seeks to achieve long-term capital           .   AXA Equitable Funds Management
  ALLOCATION                      appreciation and current income.                 Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS        A        Seeks to achieve long-term capital           .   AXA Equitable Funds Management
  ALLOCATION                      appreciation and current income, with a          Group, LLC
                                  greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/              A        Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND               a combination of current income and              Group, LLC
                                  capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        B        Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH                      capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        B        Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE                       capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
TARGET 2025              B        Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION                      consistent with its asset mix. Total return      Group, LLC
                                  includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2035              B        Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION                      consistent with its asset mix. Total return      Group, LLC
                                  includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2045              B        Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION                      consistent with its asset mix. Total return      Group, LLC
                                  includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2055              B        Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION                      consistent with its asset mix. Total return      Group, LLC
                                  includes capital growth and income.


---------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST PORTFOLIO     INVESTMENT ADVISER (OR                   VOLATILITY
 NAME                SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------
AXA MODERATE         .   AXA Equitable Funds Management       (check mark)
  ALLOCATION             Group, LLC
---------------------------------------------------------------------------
AXA MODERATE-PLUS    .   AXA Equitable Funds Management       (check mark)
  ALLOCATION             Group, LLC

---------------------------------------------------------------------------
CHARTER/SM/          .   AXA Equitable Funds Management
  MULTI-SECTOR BOND      Group, LLC

---------------------------------------------------------------------------
CHARTER/SM/ SMALL    .   AXA Equitable Funds Management
  CAP GROWTH             Group, LLC
---------------------------------------------------------------------------
CHARTER/SM/ SMALL    .   AXA Equitable Funds Management
  CAP VALUE              Group, LLC
---------------------------------------------------------------------------
TARGET 2025          .   AXA Equitable Funds Management
  ALLOCATION             Group, LLC

---------------------------------------------------------------------------
TARGET 2035          .   AXA Equitable Funds Management
  ALLOCATION             Group, LLC

---------------------------------------------------------------------------
TARGET 2045          .   AXA Equitable Funds Management
  ALLOCATION             Group, LLC

---------------------------------------------------------------------------
TARGET 2055          .   AXA Equitable Funds Management
  ALLOCATION             Group, LLC



--------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                            INVESTMENT ADVISER (OR                   VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                 SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE      IB       Seeks a high level of total return.       .   AXA Equitable Funds Management
  SECURITIES                                                                    Group, LLC
                                                                            .   Palisade Capital Management, L.L.C.
--------------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE       IB       Seeks to achieve total return from long-  .   AXA Equitable Funds Management
  DYNAMIC ALLOCATION              term capital appreciation and income.         Group, LLC
                                                                            .   DoubleLine Capital LP
--------------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE       IB       Seeks to maximize current income and      .   DoubleLine Capital LP
  OPPORTUNISTIC BOND              total return.
--------------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY           IA       Seeks a combination of growth and         .   Barrow, Hanley, Mewhinney & Strauss
  INCOME                          income to achieve an above-average and        LLC
                                  consistent total return.
--------------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO            IB       Seeks to achieve capital appreciation.    .   GAMCO Asset Management, Inc.
  MERGERS &
  ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL      IB       Seeks to maximize capital appreciation.   .   GAMCO Asset Management, Inc.
  COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA        IB       Seeks to achieve long-term capital        .   AXA Rosenberg Management, LLC
  EQUITY                          appreciation.
--------------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY         IB       Seeks to track the investment results of  .   BlackRock Investment Management, LLC
  RESPONSIBLE                     the MSCI KLD 400 Social Index.
--------------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -       IB       Seeks long-term capital appreciation and  .   AXA Equitable Funds Management
  ALT 20                          current income.                               Group, LLC
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                             INVESTMENT ADVISER (OR
 NAME                SHARE CLASS  OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED          IB       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  VOLATILITY                      capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                                  returns and managing volatility in the         Group, LLC
                                  Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED          IB       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  VOLATILITY                      capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                                  returns and managing volatility in the         Group, LLC
                                  Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED         IB       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  VOLATILITY                      capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                                  returns and managing volatility in the         Group, LLC
                                  Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP         IA       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  GROWTH                          capital.                                   .   AXA Equitable Funds Management
                                                                                 Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE          IB       Seeks to achieve long-term capital         .   ClearBridge Investments, LLC
  LARGE CAP GROWTH                growth.
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY        IB       Seeks to achieve long-term capital         .   AXA Equitable Funds Management
  MANAGED VOLATILITY              appreciation with an emphasis on risk-         Group, LLC
                                  adjusted returns and managing volatility   .   BlackRock Investment Management, LLC
                                  in the Portfolio.                          .   Morgan Stanley Investment
                                                                                 Management Inc.
                                                                             .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to achieve long-term growth of       .   AXA Equitable Funds Management
  CORE MANAGED                    capital with an emphasis on risk-adjusted      Group, LLC
  VOLATILITY                      returns and managing volatility in the     .   BlackRock Investment Management, LLC
                                  Portfolio.                                 .   EARNEST Partners, LLC
                                                                             .   Massachusetts Financial Services
                                                                                 Company d/b/a MFS Investment
                                                                                 Management
                                                                             .   Federated Global Investment
                                                                                 Management Corp.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                                  returns and managing volatility in the         Group, LLC
                                  Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to provide current income and long-  .   AXA Equitable Funds Management
  VALUE MANAGED                   term growth of income, accompanied by          Group, LLC
  VOLATILITY                      growth of capital with an emphasis on      .   BlackRock Investment Management, LLC
                                  risk-adjusted returns and managing         .   Northern Cross, LLC
                                  volatility in the Portfolio.
----------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE     IA       Seeks to achieve capital growth.           .   Janus Capital Management LLC
----------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO     INVESTMENT ADVISER (OR                   VOLATILITY
 NAME                SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------
AXA 400 MANAGED      .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         .   AXA Equitable Funds Management
                         Group, LLC
                     .   BlackRock Investment Management, LLC
---------------------------------------------------------------------------
AXA 500 MANAGED      .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         .   AXA Equitable Funds Management
                         Group, LLC
                     .   BlackRock Investment Management, LLC
---------------------------------------------------------------------------
AXA 2000 MANAGED     .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         .   AXA Equitable Funds Management
                         Group, LLC
                     .   BlackRock Investment Management, LLC
---------------------------------------------------------------------------
AXA/AB SMALL CAP     .   AllianceBernstein L.P.
  GROWTH             .   AXA Equitable Funds Management
                         Group, LLC
---------------------------------------------------------------------------
AXA/CLEARBRIDGE      .   ClearBridge Investments, LLC
  LARGE CAP GROWTH
---------------------------------------------------------------------------
AXA GLOBAL EQUITY    .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY     Group, LLC
                     .   BlackRock Investment Management, LLC
                     .   Morgan Stanley Investment
                         Management Inc.
                     .   OppenheimerFunds, Inc.
---------------------------------------------------------------------------
AXA INTERNATIONAL    .   AXA Equitable Funds Management       (check mark)
  CORE MANAGED           Group, LLC
  VOLATILITY         .   BlackRock Investment Management, LLC
                     .   EARNEST Partners, LLC
                     .   Massachusetts Financial Services
                         Company d/b/a MFS Investment
                         Management
                     .   Federated Global Investment
                         Management Corp.
---------------------------------------------------------------------------
AXA INTERNATIONAL    .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY .   AXA Equitable Funds Management
                         Group, LLC
                     .   BlackRock Investment Management, LLC
---------------------------------------------------------------------------
AXA INTERNATIONAL    .   AXA Equitable Funds Management       (check mark)
  VALUE MANAGED          Group, LLC
  VOLATILITY         .   BlackRock Investment Management, LLC
                     .   Northern Cross, LLC

---------------------------------------------------------------------------
AXA/JANUS ENTERPRISE .   Janus Capital Management LLC
---------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                              INVESTMENT ADVISER (OR
 NAME                SHARE CLASS  OBJECTIVE                                   SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE       IB       Seeks to achieve long-term growth of        .   AXA Equitable Funds Management
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted       Group, LLC
                                  returns and managing volatility in the      .   BlackRock Investment Management, LLC
                                  Portfolio.                                  .   Capital Guardian Trust Company
                                                                              .   Vaughan Nelson Investment Management
                                                                              .   Thornburg Investment Management,
                                                                                  Inc.
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP            IB       Seeks to provide long-term capital growth   .   AXA Equitable Funds Management
  GROWTH MANAGED                  with an emphasis on risk-adjusted returns       Group, LLC
  VOLATILITY                      and managing volatility in the Portfolio.   .   BlackRock Investment Management, LLC
                                                                              .   HS Management Partners, LLC
                                                                              .   Loomis, Sayles & Company, L.P.
                                                                              .   Polen Capital Management, LLC
                                                                              .   T. Rowe Price Associates, Inc.
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE      IA       Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted   .   AXA Equitable Funds Management
                                  returns and managing volatility in the          Group, LLC
                                  Portfolio.                                  .   BlackRock Investment Management, LLC
                                                                              .   Massachusetts Financial Services
                                                                                  Company d/b/a MFS Investment
                                                                                  Management
-----------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES        IA       Seeks to achieve capital appreciation.      .   Loomis, Sayles & Company, L.P.
  GROWTH
-----------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE        IA       Seeks to achieve long-term capital          .   AXA Equitable Funds Management
  MANAGED VOLATILITY              appreciation with an emphasis on risk           Group, LLC
                                  adjusted returns and managing volatility    .   BlackRock Investment Management, LLC
                                  in the Portfolio.                           .   Diamond Hill Capital Management,
                                                                                  Inc.
                                                                              .   Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC       IB       Seeks to achieve capital appreciation and   .   BlackRock Investment Management, LLC
  VALUE EQUITY                    secondarily, income.
-----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN      IB       Seeks to achieve long-term growth of        .   Capital Guardian Trust Company
  RESEARCH                        capital.
-----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK          IA       Seeks to achieve a total return before      .   AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 3000(R)
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 3000(R) Index.
-----------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO     INVESTMENT ADVISER (OR                   VOLATILITY
 NAME                SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------
AXA LARGE CAP CORE   .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY     Group, LLC
                     .   BlackRock Investment Management, LLC
                     .   Capital Guardian Trust Company
                     .   Vaughan Nelson Investment Management
                     .   Thornburg Investment Management,
                         Inc.
---------------------------------------------------------------------------
AXA LARGE CAP        .   AXA Equitable Funds Management       (check mark)
  GROWTH MANAGED         Group, LLC
  VOLATILITY         .   BlackRock Investment Management, LLC
                     .   HS Management Partners, LLC
                     .   Loomis, Sayles & Company, L.P.
                     .   Polen Capital Management, LLC
                     .   T. Rowe Price Associates, Inc.
---------------------------------------------------------------------------
AXA LARGE CAP VALUE  .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY .   AXA Equitable Funds Management
                         Group, LLC
                     .   BlackRock Investment Management, LLC
                     .   Massachusetts Financial Services
                         Company d/b/a MFS Investment
                         Management
---------------------------------------------------------------------------
AXA/LOOMIS SAYLES    .   Loomis, Sayles & Company, L.P.
  GROWTH
---------------------------------------------------------------------------
AXA MID CAP VALUE    .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY     Group, LLC
                     .   BlackRock Investment Management, LLC
                     .   Diamond Hill Capital Management,
                         Inc.
                     .   Wellington Management Company, LLP
---------------------------------------------------------------------------
EQ/BLACKROCK BASIC   .   BlackRock Investment Management, LLC
  VALUE EQUITY
---------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  .   Capital Guardian Trust Company
  RESEARCH
---------------------------------------------------------------------------
EQ/COMMON STOCK      .   AllianceBernstein L.P.
  INDEX




---------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                                 INVESTMENT ADVISER (OR
 NAME                SHARE CLASS  OBJECTIVE                                      SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX       IA       Seeks to achieve a total return before         .   SSgA Funds Management, Inc.
                                  expenses that approximates the total
                                  return performance of the Bloomberg
                                  Barclays U.S. Intermediate Government/
                                  Credit Bond Index, including reinvestment
                                  of dividends, at a risk level consistent with
                                  that of the Bloomberg Barclays U.S.
                                  Intermediate Government/Credit Bond
                                  Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX      IA       Seeks to achieve a total return before         .   AllianceBernstein L.P.
                                  expenses that approximates the total
                                  return performance of the Standard &
                                  Poor's 500 Composite Stock Price Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  Standard & Poor's 500 Composite Stock
                                  Price Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS      IA       Seeks to achieve capital growth and            .   AXA Equitable Funds Management
                                  current income.                                    Group, LLC
                                                                                 .   BlackRock Investment Management, LLC
                                                                                 .   Wells Fargo Asset Management
                                                                                     (International) LLC
                                                                                 .   Wells Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE          IA       Seeks to achieve a total return before         .   SSgA Funds Management, Inc.
  GOVERNMENT BOND                 expenses that approximates the total return
                                  performance of the Bloomberg Barclays
                                  U.S. Intermediate Government Bond Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  Bloomberg Barclays U.S. Intermediate
                                  Government Bond Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IA       Seeks to achieve a total return (before        .   AllianceBernstein L.P.
  EQUITY INDEX                    expenses) that approximates the total
                                  return performance of a composite index
                                  comprised of 40% DJ Euro STOXX 50
                                  Index, 25% FTSE 100 Index, 25% TOPIX
                                  Index, and 10% S&P/ASX 200 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK      IA       Seeks to achieve capital growth and            .   Invesco Advisers, Inc.
                                  income.
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE        IB       Seeks to achieve long-term capital             .   J.P. Morgan Investment
  OPPORTUNITIES                   appreciation.                                      Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to achieve a total return before         .   AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 1000(R)
                                  Growth Index, including reinvestment of
                                  dividends at a risk level consistent with
                                  that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IA       Seeks to achieve a total return before         .   SSgA Funds Management, Inc.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 1000(R)
                                  Value Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO     INVESTMENT ADVISER (OR                   VOLATILITY
 NAME                SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
-------------------------------------------------------------------------
EQ/CORE BOND INDEX   .   SSgA Funds Management, Inc.








-------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  .   AllianceBernstein L.P.







-------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  .   AXA Equitable Funds Management
                         Group, LLC
                     .   BlackRock Investment Management, LLC
                     .   Wells Fargo Asset Management
                         (International) LLC
                     .   Wells Capital Management, Inc.
-------------------------------------------------------------------------
EQ/INTERMEDIATE      .   SSgA Funds Management, Inc.
  GOVERNMENT BOND






-------------------------------------------------------------------------
EQ/INTERNATIONAL     .   AllianceBernstein L.P.
  EQUITY INDEX







-------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  .   Invesco Advisers, Inc.

-------------------------------------------------------------------------
EQ/JPMORGAN VALUE    .   J.P. Morgan Investment
  OPPORTUNITIES          Management Inc.
-------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  .   AllianceBernstein L.P.
  INDEX




-------------------------------------------------------------------------
EQ/LARGE CAP VALUE   .   SSgA Funds Management, Inc.
  INDEX




-------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                                   INVESTMENT ADVISER (OR
 NAME                SHARE CLASS  OBJECTIVE                                        SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
EQ/MFS                   IB       Seeks to achieve capital appreciation.           .   Massachusetts Financial Services
  INTERNATIONAL                                                                        Company d/b/a MFS Investment
  GROWTH                                                                               Management
----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX         IB       Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
                                  expenses that approximates the total return
                                  performance of the Standard & Poor's Mid
                                  Cap 400 Index, including reinvestment of
                                  dividends, at a risk level consistent with that
                                  of the Standard & Poor's Mid Cap 400
                                  Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/     IA       Seeks to obtain a high level of current          .   The Dreyfus Corporation
                                  income, preserve its assets and maintain
                                  liquidity.
----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA           IA       Seeks to generate a return in excess of          .   Pacific Investment Management
  SHORT BOND                      traditional money market products while              Company LLC
                                  maintaining an emphasis on preservation
                                  of capital and liquidity.
----------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS     IA       Seeks to achieve high current income             .   AllianceBernstein L.P.
                                  consistent with moderate risk to capital.        .   AXA Equitable Funds Management
                                                                                       Group, LLC
                                                                                   .   Pacific Investment Management
                                                                                       Company LLC
----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY         IA       Seeks to replicate as closely as possible        .   AllianceBernstein L.P.
  INDEX                           (before expenses) the total return of the
                                  Russell 2000(R) Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE         IB       Seeks to achieve long-term capital               .   T. Rowe Price Associates, Inc.
  GROWTH STOCK                    appreciation and secondarily, income.
----------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND        IB       Seeks to achieve total return through            .   UBS Global Asset Management
  INCOME                          capital appreciation with income as a                (Americas) Inc.
                                  secondary consideration.
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IA       Seeks to achieve long-term growth of             .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY               capital.                                         .   AXA Equitable Funds Management
                                                                                       Group, LLC
                                                                                   .   ClearBridge Investments, LLC
                                                                                   .   Scotia Institutional Asset
                                                                                       Management US, Ltd.
                                                                                   .   T. Rowe Price Associates, Inc.
                                                                                   .   Westfield Capital Management
                                                                                       Company, L.P.
----------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO     INVESTMENT ADVISER (OR                   VOLATILITY
 NAME                SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
-------------------------------------------------------------------------
EQ/MFS               .   Massachusetts Financial Services
  INTERNATIONAL          Company d/b/a MFS Investment
  GROWTH                 Management
-------------------------------------------------------------------------
EQ/MID CAP INDEX     .   SSgA Funds Management, Inc.






-------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/ .   The Dreyfus Corporation


-------------------------------------------------------------------------
EQ/PIMCO ULTRA       .   Pacific Investment Management
  SHORT BOND             Company LLC


-------------------------------------------------------------------------
EQ/QUALITY BOND PLUS .   AllianceBernstein L.P.
                     .   AXA Equitable Funds Management
                         Group, LLC
                     .   Pacific Investment Management
                         Company LLC
-------------------------------------------------------------------------
EQ/SMALL COMPANY     .   AllianceBernstein L.P.
  INDEX

-------------------------------------------------------------------------
EQ/T. ROWE PRICE     .   T. Rowe Price Associates, Inc.
  GROWTH STOCK
-------------------------------------------------------------------------
EQ/UBS GROWTH AND    .   UBS Global Asset Management
  INCOME                 (Americas) Inc.

-------------------------------------------------------------------------
MULTIMANAGER         .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  .   AXA Equitable Funds Management
                         Group, LLC
                     .   ClearBridge Investments, LLC
                     .   Scotia Institutional Asset
                         Management US, Ltd.
                     .   T. Rowe Price Associates, Inc.
                     .   Westfield Capital Management
                         Company, L.P.
-------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT ADVISER
 TRUST PORTFOLIO                                                              (OR SUB-ADVISER(S),        VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)             MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE        IB       Seeks to achieve a balance of high current  AXA Equitable Funds
  BOND                            income and capital appreciation,               Management Group, LLC
                                  consistent with a prudent level of risk.    BlackRock Financial
                                                                                 Management, Inc.
                                                                              DoubleLine Capital LP
                                                                              Pacific Investment
                                                                                 Management Company
                                                                                 LLC
                                                                              SSgA Funds Management,
                                                                                 Inc.
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         IB       Seeks to achieve long-term growth of        AllianceBernstein L.P.
  CAP GROWTH                      capital.                                    AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                              BlackRock Investment
                                                                                 Management, LLC
                                                                              Franklin Advisers, Inc.
                                                                              Wellington Management
                                                                                 Company, LLP
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         IB       Seeks to achieve long-term growth of        AXA Equitable Funds
  CAP VALUE                       capital.                                       Management Group, LLC
                                                                              BlackRock Investment
                                                                                 Management, LLC
                                                                              Diamond Hill Capital
                                                                                 Management, Inc.
                                                                              Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IB       Seeks to achieve long-term growth of        Allianz Global Investors
  TECHNOLOGY                      capital.                                       U.S. LLC
                                                                              AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                              SSgA Funds Management,
                                                                                 Inc.
                                                                              Wellington Management
                                                                                 Company, LLP


-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) -- SERIES II                                                           INVESTMENT ADVISER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Sub-Adviser: Invesco
                                                                                   Asset Management Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------


 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.
 -- CLASS II                                                               INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                             INVESTMENT ADVISER (OR
 CLASS 4 SHARES       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide long-term  .   Capital Research and
  CAPITALIZATION      growth of capital.                                           Management Company
  FUND/SM/
-------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital     .   Capital Research and
                      appreciation.                                                Management Company


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management and
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management and
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --                                                                INVESTMENT ADVISER
 CLASS 2                                                                          (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                    APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --                                         INVESTMENT ADVISER
 SERVICE SHARES                                             (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.


-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER
 PORTFOLIOS                                                                    (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                     .   Ivy Investment Management
  TECHNOLOGY                                                                       Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)


------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --                                            INVESTMENT ADVISER
 SERVICE SHARES                                             (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --                                                      INVESTMENT ADVISER
 SERVICE CLASS                                                            (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                           APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --                                                                INVESTMENT ADVISER
 ADVISOR CLASS                                                                     (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME          OBJECTIVE                                                 APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT ADVISER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II


---------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER
 VANECK VIP TRUST --                                                             (OR SUB-ADVISER(S), AS
 INITIAL SHARES       OBJECTIVE                                                  APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------




(1)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

(1) ABOUT THE TRUSTS. The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

(2) SPECIAL SERVICES CHARGES. We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all policies. If you need additional information about the services, please contact us.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

DUPLICATE POLICY/CONTRACT CHARGE. We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or
(iii) by any other means we make available to you.

POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

(3) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(4) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/              0.59%  1.94%
-----------------------------------------------------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements/(*)/  Lowest Highest
                                                                                                    0.59%  1.50%
------------------------------------------------------------------------------------------------------------------

   (*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.


AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(5) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047

 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)

 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day--7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

 BY E-MAIL:

  life-service@axa.us.com

 BY FAX:

  1-855-268-6378

 BY INTERNET:

Visit our website at www.axa.com or us.axa.com for those outside the U.S. Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail); and

(c)changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through www.axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

(6) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period until further notice.

You can request a transfer via the Internet by visiting our websites at www.axa.com or us.axa.com for those outside the U.S. and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day until further notice.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the GIO to cover the applicable MSO charges. Finally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.

(7) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(8) TAX INFORMATION.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally, a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. In the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

3.8% TAX ON NET INVESTMENT INCOME OR "NII". The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.


We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.



(9) CUSTOMER LOYALTY CREDIT. We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.

INCENTIVE LIFE(R) POLICIES ONLY. Certain Incentive Life(R) policyholders are eligible for an additional non-guaranteed customer loyalty credit (introduced in 2001) if their policy has been in force for at least 20 years and has a face value of $500,000 or more. Starting on policy anniversaries that fall on or after April 1, 2015, this credit is calculated as a percentage of the total of
(a) minus (b), where:

(a) equals your unloaned Policy Account Value on the customer loyalty credit calculation date; and

(b) equals any portion of your unloaned Policy Account Value invested in GIO on the customer loyalty credit calculation date. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.50% per annum, (b) equals zero.

SPECIAL OFFER POLICIES ONLY. As of 2015, certain policies may be eligible for an additional non-guaranteed Customer Loyalty Credit that we will credit annually ("Additional CLC"). The Additional CLC will be an amount of up to 0.25% of the unloaned Policy Account Value, not including any value in the Guaranteed Interest Division ("GID"), as of the close of the last business day in June each year (the "Valuation Date") for policies in a group of policies that satisfies the eligibility requirements described below.

ELIGIBILITY REQUIREMENTS. On any Valuation Date, a group of policies must meet all of the following conditions to be eligible for the Additional CLC:

   1. Each policy in the group has been in force for at least 20 years.

   2. Each policy in the group must have been issued in a state other than New York.

   3. Each policy in the group is owned by the same corporate employer and the group of policies has:

         (a) an aggregate Policy Account Value of at least $10 million,

         (b) a ratio of aggregate Policy Account Value to aggregate Face Value of at least 100%.

For each Valuation Date on which a group of policies satisfies the Additional CLC eligibility requirements, we will credit the Policy Account Value of each policy within the group with the Additional CLC amount on a business day that falls on or before the end of July following the Valuation Date (the "Crediting Date"). The Additional CLC amount for each such policy will be allocated among the Separate Account divisions and/or GID in accordance with that policy's premium allocation instructions on file with us on the Crediting Date.

Please note that policies eligible for the Additional CLC will not participate in any investment results or credited interest on the Additional CLC amount between the Valuation Date and the Crediting Date.

If a policy qualifies for an Additional CLC on a Valuation Date but is then terminated prior to the next Crediting Date, we will credit the policy with the Additional CLC amount on the effective termination date of that policy.

(10) COST OF INSURANCE CHARGE REDUCTION (INCENTIVE LIFE(R) PLUS, INCENTIVE LIFE(R) 2000 AND CHAMPION 2000/SM/ ONLY)

Starting on policy anniversaries that falls on or after April 1, 2015, the amount of the reduction in your monthly cost of insurance charge will be calculated as a percentage of the total of (a) minus (b), where:

(a) equals your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed; and

(b) equals any portion of your unloaned Policy Account Value invested in your policy's GIO on the date the monthly cost of insurance charges are assessed. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.00% per annum, (b) equals zero.

Please note that if your Incentive Life Plus(R) policy was issued in New York, this change may not apply.

(11) MATURITY (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION 2000).

If the insured person is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(12)  CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

(13) FINANCIAL STATEMENTS


The financial statements of the Separate Account at December 31, 2017 and for each of the two years in the period ended December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(14) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2017.............................................................  FSA-40
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016.......................................  FSA-59
   Notes to Financial Statements...................................... FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Financial Statements Schedules.....................................    F-98

                                 FSA-1  #493727

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account FP of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT CONVERTIBLE SECURITIES/(3)/    CHARTER/SM/ SMALL CAP VALUE/(1)/
 1290 VT DOUBLELINE DYNAMIC             CLEARBRIDGE VARIABLE MID CAP
 ALLOCATION/(1)/                        PORTFOLIO/(3)/
 1290 VT DOUBLELINE OPPORTUNISTIC       EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
 BOND/(2)/
 1290 VT EQUITY INCOME/(1)/             EQ/CAPITAL GUARDIAN RESEARCH/(1)/
 1290 VT GAMCO MERGERS &                EQ/COMMON STOCK INDEX/(1)/
 ACQUISITIONS/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ EQ/CORE BOND INDEX/(1)/
 1290 VT SMARTBETA EQUITY/(3)/          EQ/EQUITY 500 INDEX/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      EQ/GLOBAL BOND PLUS/(1)/
 ALL ASSET GROWTH-ALT 20/(1)/           EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
 AMERICAN CENTURY VP MID CAP VALUE      EQ/INTERNATIONAL EQUITY INDEX/(1)/
 FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/INVESCO COMSTOCK/(1)/
 GLOBAL SMALL
 CAPITALIZATION FUND/SM(1)/             EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/LARGE CAP GROWTH INDEX/(1)/
 NEW WORLD FUND(R)/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       EQ/LARGE CAP VALUE INDEX/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/        EQ/MFS INTERNATIONAL GROWTH/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/        EQ/MID CAP INDEX/(1)/
 AXA AGGRESSIVE ALLOCATION/(1)/         EQ/MONEY MARKET/(1)/
 AXA BALANCED STRATEGY/(1)/             EQ/PIMCO ULTRA SHORT BOND/(1)/
 AXA CONSERVATIVE ALLOCATION/(1)/       EQ/QUALITY BOND PLUS/(1)/
 AXA CONSERVATIVE GROWTH STRATEGY/(1)/  EQ/SMALL COMPANY INDEX/(1)/
 AXA CONSERVATIVE STRATEGY/(1)/         EQ/T. ROWE PRICE GROWTH STOCK/(1)/
 AXA CONSERVATIVE-PLUS ALLOCATION/(1)/  EQ/UBS GROWTH & INCOME/(1)/
 AXA GLOBAL EQUITY MANAGED              FIDELITY(R) VIP ASSET MANAGER: GROWTH
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA GROWTH STRATEGY/(1)/               FIDELITY(R) VIP CONTRAFUND(R)
                                        PORTFOLIO/(1)/
 AXA INTERNATIONAL CORE MANAGED         FIDELITY(R) VIP EQUITY-INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA INTERNATIONAL MANAGED              FIDELITY(R) VIP GOVERNMENT MONEY
 VOLATILITY/(1)/                        MARKET PORTFOLIO/(1)/
 AXA INTERNATIONAL VALUE MANAGED        FIDELITY(R) VIP GROWTH & INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP CORE MANAGED             FIDELITY(R) VIP HIGH INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP GROWTH MANAGED           FIDELITY(R) VIP INVESTMENT GRADE BOND
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP VALUE MANAGED            FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
 VOLATILITY/(1)/
 AXA MID CAP VALUE MANAGED              FIDELITY(R) VIP VALUE PORTFOLIO/(1)/
 VOLATILITY/(1)/
 AXA MODERATE ALLOCATION/(1)/           FIDELITY(R) VIP VALUE STRATEGIES
                                        PORTFOLIO/(1)/
 AXA MODERATE GROWTH STRATEGY/(1)/      FRANKLIN MUTUAL SHARES VIP FUND/(1)/
 AXA MODERATE-PLUS ALLOCATION/(1)/      FRANKLIN RISING DIVIDENDS VIP
                                        FUND/(1)/
 AXA/AB SMALL CAP GROWTH/(1)/           FRANKLIN SMALL CAP VALUE VIP FUND/(1)/
 AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/  FRANKLIN STRATEGIC INCOME VIP
                                        FUND/(1)/
 AXA/JANUS ENTERPRISE/(1)/              GOLDMAN SACHS VIT MID CAP VALUE
                                        FUND/(1)/
 AXA/LOOMIS SAYLES GROWTH/(1)/          INVESCO V.I. DIVERSIFIED DIVIDEND
                                        FUND/(1)/
 BLACKROCK GLOBAL ALLOCATION V.I.       INVESCO V.I. GLOBAL REAL ESTATE
 FUND/(1)/                              FUND/(1)/
 CHARTER/SM/ MULTI-SECTOR BOND/(1)/     INVESCO V.I. INTERNATIONAL GROWTH
                                        FUND/(1)/
 CHARTER/SM/ SMALL CAP GROWTH/(1)/      INVESCO V.I. MID CAP CORE EQUITY
                                        FUND/(1)/

                                     FSA-2

 INVESCO V.I. SMALL CAP EQUITY          NATURAL RESOURCES PORTFOLIO/(1)/
 FUND/(1)/
 IVY VIP DIVIDEND OPPORTUNITIES/(1)/    PIMCO COMMODITYREALRETURN(R) STRATEGY
                                        PORTFOLIO/(1)/
 IVY VIP ENERGY/(1)/                    PIMCO REAL RETURN PORTFOLIO/(1)/
 IVY VIP HIGH INCOME/(1)/               PIMCO TOTAL RETURN PORTFOLIO/(1)/
 IVY VIP MID CAP GROWTH/(1)/            T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                        -- II/(1)/
 IVY VIP SCIENCE AND TECHNOLOGY/(1)/    T. ROWE PRICE HEALTH SCIENCES
                                        PORTFOLIO -- II/(1)/
 IVY VIP SMALL CAP GROWTH/(1)/          TARGET 2015 ALLOCATION/(1)/
 LAZARD RETIREMENT EMERGING MARKETS     TARGET 2025 ALLOCATION/(1)/
 EQUITY PORTFOLIO/(1)/
 MFS(R) INTERNATIONAL VALUE             TARGET 2035 ALLOCATION/(1)/
 PORTFOLIO/(1)/
 MFS(R) INVESTORS TRUST SERIES/(1)/     TARGET 2045 ALLOCATION/(1)/
 MFS(R) MASSACHUSETTS INVESTORS GROWTH  TARGET 2055 ALLOCATION/(1)/
 STOCK PORTFOLIO/(1)/
 MFS(R) UTILITIES SERIES/(1)/           TEMPLETON DEVELOPING MARKETS VIP
                                        FUND/(1)/
 MULTIMANAGER AGGRESSIVE EQUITY/(1)/    TEMPLETON GLOBAL BOND VIP FUND/(1)/
 MULTIMANAGER CORE BOND/(1)/            TEMPLETON GROWTH VIP FUND/(1)/
 MULTIMANAGER MID CAP GROWTH/(1)/       VANECK VIP GLOBAL HARD ASSETS
                                        FUND/(1)/
 MULTIMANAGER MID CAP VALUE/(1)/        VANGUARD VARIABLE INSURANCE FUND --
                                        EQUITY INDEX PORTFOLIO/(1)/
 MULTIMANAGER TECHNOLOGY/(1)/
(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)Statements of operations and of changes in net assets for the period
   May 19, 2017 (commencement of operations) through December 31, 2017.
(3)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for the year ended December 31, 2017 and the period May 20, 2016 (commencement of operations) through December 31, 2016.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account FP of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                                             1290 VT      1290 VT
                                                 1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                               SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*    VALUE*
                                               ----------- ----------- ------------- -------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value...................................  $604,521   $12,307,441   $199,961     $22,651,270    $16,191,996  $197,726,748
Receivable for shares of the Portfolios sold..        --            --         --              --         48,584       263,592
Receivable for policy-related transactions....     8,633         5,069         --           4,625             --            --
                                                --------   -----------   --------     -----------    -----------  ------------
   Total assets...............................   613,154    12,312,510    199,961      22,655,895     16,240,580   197,990,340
                                                --------   -----------   --------     -----------    -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased     8,633         5,061         --           4,625             --            --
Payable for policy-related transactions.......        --            --         --              --         48,584       263,591
                                                --------   -----------   --------     -----------    -----------  ------------
   Total liabilities..........................     8,633         5,061         --           4,625         48,584       263,591
                                                --------   -----------   --------     -----------    -----------  ------------
NET ASSETS....................................  $604,521   $12,307,449   $199,961     $22,651,270    $16,191,996  $197,726,749
                                                ========   ===========   ========     ===========    ===========  ============

NET ASSETS:
Accumulation unit values......................  $604,521   $12,307,449   $199,961     $22,650,358    $16,191,199  $197,724,581
Retained by AXA Equitable in Separate Account
 FP...........................................        --            --         --             912            797         2,168
                                                --------   -----------   --------     -----------    -----------  ------------
TOTAL NET ASSETS..............................  $604,521   $12,307,449   $199,961     $22,651,270    $16,191,996  $197,726,749
                                                ========   ===========   ========     ===========    ===========  ============

Investments in shares of the Portfolios, at
 cost.........................................  $624,388   $11,796,032   $202,420     $22,991,202    $16,237,171  $156,336,688

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               AMERICAN FUNDS
                                                                                                 INSURANCE
                                                                                              SERIES(R) GLOBAL AMERICAN FUNDS
                                      1290 VT                                     AMERICAN         SMALL         INSURANCE
                                     SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID  CAPITALIZATION  SERIES(R) NEW
                                      EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND     FUND/SM/     WORLD FUND(R)
                                     --------- ---------------- -------------- -------------- ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $598,099     $3,521,670     $28,928,635    $55,736,682      $7,356,444     $12,710,631
Receivable for shares of the
 Portfolios sold....................       --             63              --        335,758              --              --
Receivable for policy-related
 transactions.......................      517             --          99,179             --           1,886           1,827
                                     --------     ----------     -----------    -----------      ----------     -----------
   Total assets.....................  598,616      3,521,733      29,027,814     56,072,440       7,358,330      12,712,458
                                     --------     ----------     -----------    -----------      ----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............      516             --          99,179             --           1,886           1,827
Payable for policy-related
 transactions.......................       --             62              --        335,758              --              --
                                     --------     ----------     -----------    -----------      ----------     -----------
   Total liabilities................      516             62          99,179        335,758           1,886           1,827
                                     --------     ----------     -----------    -----------      ----------     -----------
NET ASSETS.......................... $598,100     $3,521,671     $28,928,635    $55,736,682      $7,356,444     $12,710,631
                                     ========     ==========     ===========    ===========      ==========     ===========

NET ASSETS:
Accumulation unit values............ $598,100     $3,350,079     $28,920,882    $55,730,045      $7,356,296     $12,710,596
Retained by AXA Equitable in
 Separate Account FP................       --        171,592           7,753          6,637             148              35
                                     --------     ----------     -----------    -----------      ----------     -----------
TOTAL NET ASSETS.................... $598,100     $3,521,671     $28,928,635    $55,736,682      $7,356,444     $12,710,631
                                     ========     ==========     ===========    ===========      ==========     ===========

Investments in shares of the
 Portfolios, at cost................ $554,376     $3,371,407     $26,370,894    $48,217,265      $6,647,059     $10,549,682

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                     AXA 400     AXA 500    AXA 2000                                   AXA
                                                     MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                                   VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                                   ----------- ----------- ----------- -------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $5,412,765  $9,742,496  $4,479,736   $156,359,132  $36,594,273  $28,625,473
Receivable for shares of the Portfolios sold......         --          --          --         20,527           --       41,299
Receivable for policy-related transactions........         71       1,219          44             --          233           --
                                                   ----------  ----------  ----------   ------------  -----------  -----------
   Total assets...................................  5,412,836   9,743,715   4,479,780    156,379,659   36,594,506   28,666,772
                                                   ----------  ----------  ----------   ------------  -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....         16       1,151          12             --          233           --
Payable for policy-related transactions...........         --          --          --         61,797           --       41,299
                                                   ----------  ----------  ----------   ------------  -----------  -----------
   Total liabilities..............................         16       1,151          12         61,797          233       41,299
                                                   ----------  ----------  ----------   ------------  -----------  -----------
NET ASSETS........................................ $5,412,820  $9,742,564  $4,479,768   $156,317,862  $36,594,273  $28,625,473
                                                   ==========  ==========  ==========   ============  ===========  ===========

NET ASSETS:
Accumulation unit values.......................... $5,412,820  $9,742,564  $4,479,768   $156,285,829  $36,557,953  $28,622,555
Retained by AXA Equitable in Separate Account FP..         --          --          --         32,033       36,320        2,918
                                                   ----------  ----------  ----------   ------------  -----------  -----------
TOTAL NET ASSETS.................................. $5,412,820  $9,742,564  $4,479,768   $156,317,862  $36,594,273  $28,625,473
                                                   ==========  ==========  ==========   ============  ===========  ===========

Investments in shares of the Portfolios, at cost.. $5,067,390  $8,234,277  $4,031,562   $138,857,766  $33,280,360  $29,078,231

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                       AXA                        AXA      AXA GLOBAL                    AXA
                                                   CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY                 INTERNATIONAL
                                                      GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH  CORE MANAGED
                                                    STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*    VOLATILITY*
                                                   ------------ ------------ ------------- ------------ ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $7,439,026   $2,655,938   $32,671,101  $148,578,047 $62,041,063  $63,328,101
Receivable for shares of the Portfolios sold......          --           --        39,907         1,793          --           --
Receivable for policy-related transactions........          --           --            --            --      13,810       27,808
                                                    ----------   ----------   -----------  ------------ -----------  -----------
   Total assets...................................   7,439,026    2,655,938    32,711,008   148,579,840  62,054,873   63,355,909
                                                    ----------   ----------   -----------  ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....          --           --            --            --      13,810       27,808
Payable for policy-related transactions...........          --           --        39,908         1,793          --           --
                                                    ----------   ----------   -----------  ------------ -----------  -----------
   Total liabilities..............................          --           --        39,908         1,793      13,810       27,808
                                                    ----------   ----------   -----------  ------------ -----------  -----------
NET ASSETS........................................  $7,439,026   $2,655,938   $32,671,100  $148,578,047 $62,041,063  $63,328,101
                                                    ==========   ==========   ===========  ============ ===========  ===========

NET ASSETS:
Accumulation unit values..........................  $7,439,019   $2,655,938   $32,588,383  $148,523,487 $62,041,052  $63,244,626
Retained by AXA Equitable in Separate Account FP..           7           --        82,717        54,560          11       83,475
                                                    ----------   ----------   -----------  ------------ -----------  -----------
TOTAL NET ASSETS..................................  $7,439,026   $2,655,938   $32,671,100  $148,578,047 $62,041,063  $63,328,101
                                                    ==========   ==========   ===========  ============ ===========  ===========

Investments in shares of the Portfolios, at cost..  $6,886,062   $2,588,246   $32,181,547  $ 99,464,142 $52,771,937  $52,976,421

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................  $3,557,730    $85,043,394   $31,158,744  $275,604,549  $415,743,878  $216,270,743
Receivable for shares of the Portfolios
 sold....................................          --             --        11,527            --        18,272            --
Receivable for policy-related
 transactions............................          93         14,311            --        12,579            --        30,443
                                           ----------    -----------   -----------  ------------  ------------  ------------
   Total assets..........................   3,557,823     85,057,705    31,170,271   275,617,128   415,762,150   216,301,186
                                           ----------    -----------   -----------  ------------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................          86         14,311            --        12,551            --        35,168
Payable for policy-related transactions..          --             --        11,527            --        32,784            --
                                           ----------    -----------   -----------  ------------  ------------  ------------
   Total liabilities.....................          86         14,311        11,527        12,551        32,784        35,168
                                           ----------    -----------   -----------  ------------  ------------  ------------
NET ASSETS...............................  $3,557,737    $85,043,394   $31,158,744  $275,604,577  $415,729,366  $216,266,018
                                           ==========    ===========   ===========  ============  ============  ============

NET ASSETS:
Accumulation unit values.................  $3,557,737    $85,016,494   $31,111,177  $275,442,595   415,335,916  $216,218,028
Accumulation nonunitized.................          --             --            --            --       247,261            --
Retained by AXA Equitable in Separate
 Account FP..............................          --         26,900        47,567       161,982       146,189        47,990
                                           ----------    -----------   -----------  ------------  ------------  ------------
TOTAL NET ASSETS.........................  $3,557,737    $85,043,394   $31,158,744  $275,604,577  $415,729,366  $216,266,018
                                           ==========    ===========   ===========  ============  ============  ============

Investments in shares of the Portfolios,
 at cost.................................  $3,148,544    $71,378,870   $22,882,729  $164,315,161  $273,020,170  $126,024,097

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                       AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE
                                          AXA MODERATE    GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS
                                          ALLOCATION*   STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*
                                          ------------ ------------ ------------- ------------ --------------- -----------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $897,308,407 $109,617,514 $457,493,358  $213,951,321   $81,456,069   $46,091,787
Receivable for shares of the Portfolios
 sold....................................      226,124           --       98,896       161,771        86,630            --
Receivable for policy-related
 transactions............................           --       25,008           --            --            --        18,312
                                          ------------ ------------ ------------  ------------   -----------   -----------
   Total assets..........................  897,534,531  109,642,522  457,592,254   214,113,092    81,542,699    46,110,099
                                          ------------ ------------ ------------  ------------   -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................           --       25,165           --            --            --        18,312
Payable for policy-related transactions..      398,682           --      100,266       161,900        86,629            --
                                          ------------ ------------ ------------  ------------   -----------   -----------
   Total liabilities.....................      398,682       25,165      100,266       161,900        86,629        18,312
                                          ------------ ------------ ------------  ------------   -----------   -----------
NET ASSETS............................... $897,135,849 $109,617,357 $457,491,988  $213,951,192   $81,456,070   $46,091,787
                                          ============ ============ ============  ============   ===========   ===========

NET ASSETS:
Accumulation unit values................. $894,089,356 $109,617,357 $457,460,807  $213,907,265   $81,393,964   $46,090,922
Accumulation nonunitized.................    2,883,818           --           --            --            --            --
Retained by AXA Equitable in Separate
 Account FP..............................      162,675           --       31,181        43,927        62,106           865
                                          ------------ ------------ ------------  ------------   -----------   -----------
TOTAL NET ASSETS......................... $897,135,849 $109,617,357 $457,491,988  $213,951,192   $81,456,070   $46,091,787
                                          ============ ============ ============  ============   ===========   ===========

Investments in shares of the Portfolios,
 at cost................................. $858,012,894 $ 94,761,908 $421,200,000  $180,936,731   $79,755,607   $45,034,395

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              BLACKROCK
                                               AXA/LOOMIS      GLOBAL      CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  CLEARBRIDGE
                                                 SAYLES    ALLOCATION V.I. MULTI-SECTOR SMALL CAP   SMALL CAP   VARIABLE MID
                                                GROWTH*         FUND          BOND*      GROWTH*      VALUE*    CAP PORTFOLIO
                                               ----------- --------------- ------------ ----------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value................................... $39,744,003   $4,270,953    $73,554,143  $13,056,619 $31,000,265   $314,328
Receivable for shares of the Portfolios sold..     121,705      179,574             --           --       9,753         --
Receivable for policy-related transactions....          --           --             --        1,297          --     23,317
                                               -----------   ----------    -----------  ----------- -----------   --------
   Total assets...............................  39,865,708    4,450,527     73,554,143   13,057,916  31,010,018    337,645
                                               -----------   ----------    -----------  ----------- -----------   --------

LIABILITIES:
Payable for shares of the Portfolios purchased          --           --          9,075        1,297          --     23,317
Payable for policy-related transactions.......     121,704      179,575         19,620           --       9,753         --
                                               -----------   ----------    -----------  ----------- -----------   --------
   Total liabilities..........................     121,704      179,575         28,695        1,297       9,753     23,317
                                               -----------   ----------    -----------  ----------- -----------   --------
NET ASSETS.................................... $39,744,004   $4,270,952    $73,525,448  $13,056,619 $31,000,265   $314,328
                                               ===========   ==========    ===========  =========== ===========   ========

NET ASSETS:
Accumulation unit values...................... $39,742,589   $4,267,961    $73,005,057  $13,054,655 $30,924,347   $314,328
Accumulation nonunitized......................          --           --        466,817           --          --         --
Retained by AXA Equitable in Separate Account
 FP...........................................       1,415        2,991         53,574        1,964      75,918         --
                                               -----------   ----------    -----------  ----------- -----------   --------
TOTAL NET ASSETS.............................. $39,744,004   $4,270,952    $73,525,448  $13,056,619 $31,000,265   $314,328
                                               ===========   ==========    ===========  =========== ===========   ========

Investments in shares of the Portfolios, at
 cost......................................... $30,982,198   $3,944,446    $82,374,526  $ 9,551,828 $20,773,438   $316,650

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               EQ/BLACKROCK  EQ/CAPITAL
                                               BASIC VALUE    GUARDIAN     EQ/COMMON    EQ/CORE BOND EQ/EQUITY 500 EQ/GLOBAL
                                                 EQUITY*     RESEARCH*    STOCK INDEX*     INDEX*       INDEX*     BOND PLUS*
                                               ------------ ------------ -------------- ------------ ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at
 fair value................................... $212,638,505 $125,446,170 $1,725,179,656 $51,768,753  $875,901,811  $17,085,302
Receivable for shares of the Portfolios sold..      280,491      139,779        237,347      21,401     6,773,995           --
Receivable for policy-related transactions....           --           --             --          --            --        9,996
                                               ------------ ------------ -------------- -----------  ------------  -----------
   Total assets...............................  212,918,996  125,585,949  1,725,417,003  51,790,154   882,675,806   17,095,298
                                               ------------ ------------ -------------- -----------  ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased           --           --             --          --            --        9,996
Payable for policy-related transactions.......      284,839      139,778        520,789      21,401     6,809,843           --
                                               ------------ ------------ -------------- -----------  ------------  -----------
   Total liabilities..........................      284,839      139,778        520,789      21,401     6,809,843        9,996
                                               ------------ ------------ -------------- -----------  ------------  -----------
NET ASSETS.................................... $212,634,157 $125,446,171 $1,724,896,214 $51,768,753  $875,865,963  $17,085,302
                                               ============ ============ ============== ===========  ============  ===========

NET ASSETS:
Accumulation unit values...................... $212,548,988 $125,262,285 $1,720,508,916 $51,751,394  $875,147,463  $17,084,343
Accumulation nonunitized......................           --           --      4,387,298          --       683,003           --
Retained by AXA Equitable in Separate Account
 FP...........................................       85,169      183,886             --      17,359        35,497          959
                                               ------------ ------------ -------------- -----------  ------------  -----------
TOTAL NET ASSETS.............................. $212,634,157 $125,446,171 $1,724,896,214 $51,768,753  $875,865,963  $17,085,302
                                               ============ ============ ============== ===========  ============  ===========

Investments in shares of the Portfolios, at
 cost......................................... $140,467,428 $ 76,671,284 $1,019,033,413 $52,529,136  $572,993,518  $17,679,640

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                          EQ/INTERMEDIATE                               EQ/JPMORGAN
                                            GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                               BOND*       EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                          --------------- ---------------- ----------- -------------- ------------- ------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $88,995,612     $334,551,844   $29,713,101  $50,352,837   $160,601,175  $28,988,210
Receivable for shares of the Portfolios
 sold....................................            --               --            --        1,023        172,878           --
Receivable for policy-related
 transactions............................        38,511          258,631           712           --             --        4,292
                                            -----------     ------------   -----------  -----------   ------------  -----------
   Total assets..........................    89,034,123      334,810,475    29,713,813   50,353,860    160,774,053   28,992,502
                                            -----------     ------------   -----------  -----------   ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................        42,345          286,891           712           --             --        4,292
Payable for policy-related transactions..            --               --            --        1,023        172,877           --
                                            -----------     ------------   -----------  -----------   ------------  -----------
   Total liabilities.....................        42,345          286,891           712        1,023        172,877        4,292
                                            -----------     ------------   -----------  -----------   ------------  -----------
NET ASSETS...............................   $88,991,778     $334,523,584   $29,713,101  $50,352,837   $160,601,176  $28,988,210
                                            ===========     ============   ===========  ===========   ============  ===========

NET ASSETS:
Accumulation unit values.................   $88,886,986     $334,123,611   $29,704,883  $50,215,160   $160,516,798  $28,970,738
Accumulation nonunitized.................        87,725          321,372            --           --             --           --
Retained by AXA Equitable in Separate
 Account FP..............................        17,067           78,601         8,218      137,677         84,378       17,472
                                            -----------     ------------   -----------  -----------   ------------  -----------
TOTAL NET ASSETS.........................   $88,991,778     $334,523,584   $29,713,101  $50,352,837   $160,601,176  $28,988,210
                                            ===========     ============   ===========  ===========   ============  ===========

Investments in shares of the Portfolios,
 at cost.................................   $89,652,686     $311,886,721   $23,642,540  $40,167,548   $119,068,309  $25,285,320

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             EQ/MFS
                                          INTERNATIONAL  EQ/MID CAP    EQ/MONEY   EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL
                                             GROWTH*       INDEX*      MARKET*     SHORT BOND*   BOND PLUS*  COMPANY INDEX*
                                          ------------- ------------ ------------ -------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................  $51,192,265  $157,132,247 $165,033,382  $33,270,859   $45,401,922  $101,479,813
Receivable for shares of the Portfolios
 sold....................................           --            --           --           --            --        60,585
Receivable for policy-related
 transactions............................        6,125       200,410           --        1,754        29,992            --
                                           -----------  ------------ ------------  -----------   -----------  ------------
   Total assets..........................   51,198,390   157,332,657  165,033,382   33,272,613    45,431,914   101,540,398
                                           -----------  ------------ ------------  -----------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................        6,125       200,409    4,248,136        1,754        31,863            --
Payable for policy-related transactions..           --            --    6,304,898           --            --        60,585
                                           -----------  ------------ ------------  -----------   -----------  ------------
   Total liabilities.....................        6,125       200,409   10,553,034        1,754        31,863        60,585
                                           -----------  ------------ ------------  -----------   -----------  ------------
NET ASSETS...............................  $51,192,265  $157,132,248 $154,480,348  $33,270,859   $45,400,051  $101,479,813
                                           ===========  ============ ============  ===========   ===========  ============

NET ASSETS:
Accumulation unit values.................  $51,191,984  $157,103,092 $154,079,046  $33,268,760   $45,274,714  $101,447,360
Accumulation nonunitized.................           --            --      386,261           --        54,329            --
Retained by AXA Equitable in Separate
 Account FP..............................          281        29,156       15,041        2,099        71,008        32,453
                                           -----------  ------------ ------------  -----------   -----------  ------------
TOTAL NET ASSETS.........................  $51,192,265  $157,132,248 $154,480,348  $33,270,859   $45,400,051  $101,479,813
                                           ===========  ============ ============  ===========   ===========  ============

Investments in shares of the Portfolios,
 at cost.................................  $42,534,271  $119,566,932 $165,033,635  $33,261,618   $47,201,365  $ 94,012,054

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                FIDELITY(R) VIP                                 FIDELITY(R) VIP
                                      EQ/T. ROWE                ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP   GOVERNMENT
                                     PRICE GROWTH EQ/UBS GROWTH     GROWTH       CONTRAFUND(R)   EQUITY-INCOME   MONEY MARKET
                                        STOCK*      & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $112,079,477  $16,096,068    $1,591,314     $104,151,301     $1,804,413      $1,089,358
Receivable for shares of the
 Portfolios sold....................           --       58,387            --           80,483             --             429
Receivable for policy-related
 transactions.......................       56,100           --            --               --          1,456              --
                                     ------------  -----------    ----------     ------------     ----------      ----------
   Total assets.....................  112,135,577   16,154,455     1,591,314      104,231,784      1,805,869       1,089,787
                                     ------------  -----------    ----------     ------------     ----------      ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............       56,100           --            --               --          1,456              --
Payable for policy-related
 transactions.......................           --       58,387            --           80,484             --             429
                                     ------------  -----------    ----------     ------------     ----------      ----------
   Total liabilities................       56,100       58,387            --           80,484          1,456             429
                                     ------------  -----------    ----------     ------------     ----------      ----------
NET ASSETS.......................... $112,079,477  $16,096,068    $1,591,314     $104,151,300     $1,804,413      $1,089,358
                                     ============  ===========    ==========     ============     ==========      ==========

NET ASSETS:
Accumulation unit values............ $111,912,923  $16,096,064    $1,590,343     $104,145,782     $1,798,356      $1,089,267
Retained by AXA Equitable in
 Separate Account FP................      166,554            4           971            5,518          6,057              91
                                     ------------  -----------    ----------     ------------     ----------      ----------
TOTAL NET ASSETS.................... $112,079,477  $16,096,068    $1,591,314     $104,151,300     $1,804,413      $1,089,358
                                     ============  ===========    ==========     ============     ==========      ==========

Investments in shares of the
 Portfolios, at cost................ $ 85,282,639  $14,256,400    $1,484,212     $ 92,367,478     $1,643,713      $1,089,358

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                            FIDELITY(R) VIP                 FIDELITY(R) VIP                                     FIDELITY(R) VIP
                               GROWTH &     FIDELITY(R) VIP   INVESTMENT                        FIDELITY(R) VIP      VALUE
                                INCOME        HIGH INCOME     GRADE BOND    FIDELITY(R) VIP MID      VALUE        STRATEGIES
                               PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO       PORTFOLIO       PORTFOLIO
                            --------------- --------------- --------------- ------------------- --------------- ---------------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value.....................   $10,173,654     $4,070,805      $16,363,098       $31,644,996        $826,046        $529,098
Receivable for shares of
 the Portfolios sold.......            --             --               --           102,253              --              --
Receivable for
 policy-related
 transactions..............         1,296         21,169          129,644                --           3,700              --
                              -----------     ----------      -----------       -----------        --------        --------
   Total assets............    10,174,950      4,091,974       16,492,742        31,747,249         829,746         529,098
                              -----------     ----------      -----------       -----------        --------        --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased......         1,296         21,170          129,644                --           3,700              --
Payable for policy-related
 transactions..............            --             --               --           102,254              --              --
                              -----------     ----------      -----------       -----------        --------        --------
   Total liabilities.......         1,296         21,170          129,644           102,254           3,700              --
                              -----------     ----------      -----------       -----------        --------        --------
NET ASSETS.................   $10,173,654     $4,070,804      $16,363,098       $31,644,995        $826,046        $529,098
                              ===========     ==========      ===========       ===========        ========        ========

NET ASSETS:
Accumulation unit values...   $10,171,065     $4,070,652      $16,362,480       $31,628,170        $807,920        $528,830
Retained by AXA Equitable
 in Separate Account FP....         2,589            152              618            16,825          18,126             268
                              -----------     ----------      -----------       -----------        --------        --------
TOTAL NET ASSETS...........   $10,173,654     $4,070,804      $16,363,098       $31,644,995        $826,046        $529,098
                              ===========     ==========      ===========       ===========        ========        ========

Investments in shares of
 the Portfolios, at cost...   $ 8,787,774     $4,092,070      $16,345,443       $27,688,927        $744,414        $507,150

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       FRANKLIN    FRANKLIN RISING FRANKLIN SMALL    FRANKLIN     GOLDMAN SACHS INVESCO V.I.
                                     MUTUAL SHARES  DIVIDENDS VIP  CAP VALUE VIP     STRATEGIC     VIT MID CAP   DIVERSIFIED
                                       VIP FUND         FUND            FUND      INCOME VIP FUND  VALUE FUND   DIVIDEND FUND
                                     ------------- --------------- -------------- --------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..........  $10,881,114    $58,784,953    $12,259,399     $34,678,532    $12,723,363   $14,464,649
Receivable for shares of the
 Portfolios sold....................      165,416             --         10,837              --             --       168,706
Receivable for policy-related
 transactions.......................           --          6,499             --          11,053            902            --
                                      -----------    -----------    -----------     -----------    -----------   -----------
   Total assets.....................   11,046,530     58,791,452     12,270,236      34,689,585     12,724,265    14,633,355
                                      -----------    -----------    -----------     -----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............           --          6,499             --          11,053            902            --
Payable for policy-related
 transactions.......................      165,416             --         10,838              --             --       168,706
                                      -----------    -----------    -----------     -----------    -----------   -----------
   Total liabilities................      165,416          6,499         10,838          11,053            902       168,706
                                      -----------    -----------    -----------     -----------    -----------   -----------
NET ASSETS..........................  $10,881,114    $58,784,953    $12,259,398     $34,678,532    $12,723,363   $14,464,649
                                      ===========    ===========    ===========     ===========    ===========   ===========

NET ASSETS:
Accumulation unit values............  $10,880,974    $58,783,857    $12,255,975     $34,676,497    $12,722,263   $14,464,633
Retained by AXA Equitable in
 Separate Account FP................          140          1,096          3,423           2,035          1,100            16
                                      -----------    -----------    -----------     -----------    -----------   -----------
TOTAL NET ASSETS....................  $10,881,114    $58,784,953    $12,259,398     $34,678,532    $12,723,363   $14,464,649
                                      ===========    ===========    ===========     ===========    ===========   ===========

Investments in shares of the
 Portfolios, at cost................  $10,612,462    $53,072,266    $11,420,321     $35,872,254    $12,363,999   $13,718,350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                       GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP DIVIDEND
                                       ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND   OPPORTUNITIES   IVY VIP ENERGY
                                       ------------ ------------- ---------------- ------------ ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $38,103,008   $38,696,743     $3,804,073     $5,917,440     $1,025,378     $14,859,041
Receivable for shares of the
 Portfolios sold......................      53,544        86,971         19,194         31,552        154,636              --
Receivable for policy-related
 transactions.........................          --            --             --             --             --          28,667
                                       -----------   -----------     ----------     ----------     ----------     -----------
   Total assets.......................  38,156,552    38,783,714      3,823,267      5,948,992      1,180,014      14,887,708
                                       -----------   -----------     ----------     ----------     ----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --            --             --             --             --          28,667
Payable for policy-related
 transactions.........................      53,545        86,970         19,144         31,552        154,636              --
                                       -----------   -----------     ----------     ----------     ----------     -----------
   Total liabilities..................      53,545        86,970         19,144         31,552        154,636          28,667
                                       -----------   -----------     ----------     ----------     ----------     -----------
NET ASSETS............................ $38,103,007   $38,696,744     $3,804,123     $5,917,440     $1,025,378     $14,859,041
                                       ===========   ===========     ==========     ==========     ==========     ===========

NET ASSETS:
Accumulation unit values.............. $38,102,904   $38,696,711     $3,804,123     $5,917,302     $1,019,759     $14,858,678
Retained by AXA Equitable in Separate
 Account FP...........................         103            33             --            138          5,619             363
                                       -----------   -----------     ----------     ----------     ----------     -----------
TOTAL NET ASSETS...................... $38,103,007   $38,696,744     $3,804,123     $5,917,440     $1,025,378     $14,859,041
                                       ===========   ===========     ==========     ==========     ==========     ===========

Investments in shares of the
 Portfolios, at cost.................. $36,816,991   $34,390,405     $3,588,266     $5,926,818     $  946,542     $15,245,093

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                         LAZARD
                                                                                                       RETIREMENT      MFS(R)
                                                                       IVY VIP SCIENCE                  EMERGING    INTERNATIONAL
                                          IVY VIP HIGH IVY VIP MID CAP       AND       IVY VIP SMALL MARKETS EQUITY     VALUE
                                             INCOME        GROWTH        TECHNOLOGY     CAP GROWTH     PORTFOLIO      PORTFOLIO
                                          ------------ --------------- --------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,977   $108,427,034
Receivable for shares of the Portfolios
 sold....................................      21,514         15,700         197,318         47,835       110,710        442,452
                                          -----------    -----------     -----------    -----------   -----------   ------------
   Total assets..........................  32,878,606     32,221,268      30,916,284     12,453,959    67,099,687    108,869,486
                                          -----------    -----------     -----------    -----------   -----------   ------------

LIABILITIES:
Payable for policy-related transactions..      21,514         15,700         197,318         47,835       110,711        442,398
                                          -----------    -----------     -----------    -----------   -----------   ------------
   Total liabilities.....................      21,514         15,700         197,318         47,835       110,711        442,398
                                          -----------    -----------     -----------    -----------   -----------   ------------
NET ASSETS............................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,976   $108,427,088
                                          ===========    ===========     ===========    ===========   ===========   ============

NET ASSETS:
Accumulation unit values................. $32,857,059    $32,199,923     $30,717,498    $12,406,084   $66,973,121   $108,427,088
Retained by AXA Equitable in Separate
 Account FP..............................          33          5,645           1,468             40        15,855             --
                                          -----------    -----------     -----------    -----------   -----------   ------------
TOTAL NET ASSETS......................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,976   $108,427,088
                                          ===========    ===========     ===========    ===========   ===========   ============

Investments in shares of the Portfolios,
 at cost................................. $32,405,360    $27,804,953     $27,529,445    $11,152,530   $58,066,156   $ 89,365,989

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              MFS(R)
                                                           MASSACHUSETTS
                                                             INVESTORS                    MULTIMANAGER              MULTIMANAGER
                                          MFS(R) INVESTORS GROWTH STOCK  MFS(R) UTILITIES  AGGRESSIVE  MULTIMANAGER   MID CAP
                                            TRUST SERIES     PORTFOLIO        SERIES        EQUITY*     CORE BOND*    GROWTH*
                                          ---------------- ------------- ---------------- ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $4,026,553     $4,740,754      $2,268,118    $457,188,147 $64,643,113  $29,766,783
Receivable for shares of the Portfolios
 sold....................................            --             --          29,550         160,803          --       11,071
Receivable for policy-related
 transactions............................           311            663              --              --      21,074           --
                                             ----------     ----------      ----------    ------------ -----------  -----------
   Total assets..........................     4,026,864      4,741,417       2,297,668     457,348,950  64,664,187   29,777,854
                                             ----------     ----------      ----------    ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................           311            663              --              --      21,074           --
Payable for policy-related transactions..            --             --          29,550         211,333          --       11,071
                                             ----------     ----------      ----------    ------------ -----------  -----------
   Total liabilities.....................           311            663          29,550         211,333      21,074       11,071
                                             ----------     ----------      ----------    ------------ -----------  -----------
NET ASSETS...............................    $4,026,553     $4,740,754      $2,268,118    $457,137,617 $64,643,113  $29,766,783
                                             ==========     ==========      ==========    ============ ===========  ===========

NET ASSETS:
Accumulation unit values.................    $4,026,553     $4,740,535      $2,268,094    $456,294,337 $64,627,860  $29,641,609
Accumulation nonunitized.................            --             --              --         756,301          --           --
Retained by AXA Equitable in Separate
 Account FP..............................            --            219              24          86,979      15,253      125,174
                                             ----------     ----------      ----------    ------------ -----------  -----------
TOTAL NET ASSETS.........................    $4,026,553     $4,740,754      $2,268,118    $457,137,617 $64,643,113  $29,766,783
                                             ==========     ==========      ==========    ============ ===========  ===========

Investments in shares of the Portfolios,
 at cost.................................    $3,691,808     $4,261,563      $2,153,917    $191,285,122 $66,386,136  $26,627,848

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          PIMCO
                                                                                      COMMODITYREAL
                                                                            NATURAL     RETURN(R)   PIMCO REAL  PIMCO TOTAL
                                                MULTIMANAGER  MULTIMANAGER RESOURCES    STRATEGY      RETURN      RETURN
                                               MID CAP VALUE* TECHNOLOGY*  PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
                                               -------------- ------------ ---------- ------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at
 fair value...................................  $41,221,508   $127,676,999 $4,277,078  $10,612,826  $24,379,128 $64,564,903
Receivable for shares of the Portfolios sold..           --         47,799    175,446           --           --     324,671
Receivable for policy-related transactions....       17,215             --         --        7,616      335,965          --
                                                -----------   ------------ ----------  -----------  ----------- -----------
   Total assets...............................   41,238,723    127,724,798  4,452,524   10,620,442   24,715,093  64,889,574
                                                -----------   ------------ ----------  -----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased       17,214             --         --        7,615      333,314          --
Payable for policy-related transactions.......           --         47,799    175,428           --           --     324,672
                                                -----------   ------------ ----------  -----------  ----------- -----------
   Total liabilities..........................       17,214         47,799    175,428        7,615      333,314     324,672
                                                -----------   ------------ ----------  -----------  ----------- -----------
NET ASSETS....................................  $41,221,509   $127,676,999 $4,277,096  $10,612,827  $24,381,779 $64,564,902
                                                ===========   ============ ==========  ===========  =========== ===========

NET ASSETS:
Accumulation unit values......................  $40,973,832   $127,592,382 $4,277,096  $10,603,466  $24,362,068 $64,558,086
Retained by AXA Equitable in Separate Account
 FP...........................................      247,677         84,617         --        9,361       19,711       6,816
                                                -----------   ------------ ----------  -----------  ----------- -----------
TOTAL NET ASSETS..............................  $41,221,509   $127,676,999 $4,277,096  $10,612,827  $24,381,779 $64,564,902
                                                ===========   ============ ==========  ===========  =========== ===========

Investments in shares of the Portfolios, at
 cost.........................................  $25,145,343   $ 86,241,851 $4,086,312  $13,322,936  $24,982,431 $65,157,493

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                  T. ROWE PRICE
                                                   T. ROWE PRICE      HEALTH
                                                   EQUITY INCOME     SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045
                                                   PORTFOLIO - II PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                                   -------------- -------------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $13,994,976     $6,158,535   $1,892,475  $7,645,472  $3,313,129  $1,777,373
Receivable for shares of the Portfolios sold......           --        292,554           --       1,050          --           1
Receivable for policy-related transactions........        1,210             --          600          --       1,265          --
                                                    -----------     ----------   ----------  ----------  ----------  ----------
   Total assets...................................   13,996,186      6,451,089    1,893,075   7,646,522   3,314,394   1,777,374
                                                    -----------     ----------   ----------  ----------  ----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....        1,210             --          600          --       1,239          --
Payable for policy-related transactions...........           --        292,555           --       1,050          --           1
                                                    -----------     ----------   ----------  ----------  ----------  ----------
   Total liabilities..............................        1,210        292,555          600       1,050       1,239           1
                                                    -----------     ----------   ----------  ----------  ----------  ----------
NET ASSETS........................................  $13,994,976     $6,158,534   $1,892,475  $7,645,472  $3,313,155  $1,777,373
                                                    ===========     ==========   ==========  ==========  ==========  ==========

NET ASSETS:
Accumulation unit values..........................  $13,994,487     $6,153,962   $1,892,441  $7,645,459  $3,313,155  $1,775,895
Retained by AXA Equitable in Separate Account FP..          489          4,572           34          13          --       1,478
                                                    -----------     ----------   ----------  ----------  ----------  ----------
TOTAL NET ASSETS..................................  $13,994,976     $6,158,534   $1,892,475  $7,645,472  $3,313,155  $1,777,373
                                                    ===========     ==========   ==========  ==========  ==========  ==========

Investments in shares of the Portfolios, at cost..  $13,671,258     $5,585,856   $1,824,319  $7,018,269  $2,972,173  $1,569,871

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                   VANGUARD
                                                                TEMPLETON                                     VARIABLE INSURANCE
                                                               DEVELOPING   TEMPLETON  TEMPLETON  VANECK VIP        FUND -
                                                   TARGET 2055 MARKETS VIP GLOBAL BOND GROWTH VIP GLOBAL HARD    EQUITY INDEX
                                                   ALLOCATION*    FUND      VIP FUND      FUND    ASSETS FUND     PORTFOLIO
                                                   ----------- ----------- ----------- ---------- ----------- ------------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $606,368   $17,444,221 $45,630,838 $5,261,741 $12,427,969     $8,911,906
Receivable for shares of the Portfolios sold......        --            --      84,062         --          --             --
Receivable for policy-related transactions........       585         5,624          --         36      82,745        145,584
                                                    --------   ----------- ----------- ---------- -----------     ----------
   Total assets...................................   606,953    17,449,845  45,714,900  5,261,777  12,510,714      9,057,490
                                                    --------   ----------- ----------- ---------- -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....       585         5,623          --         36      82,745        145,584
Payable for policy-related transactions...........        --            --      84,061         --          --             --
                                                    --------   ----------- ----------- ---------- -----------     ----------
   Total liabilities..............................       585         5,623      84,061         36      82,745        145,584
                                                    --------   ----------- ----------- ---------- -----------     ----------
NET ASSETS........................................  $606,368   $17,444,222 $45,630,839 $5,261,741 $12,427,969     $8,911,906
                                                    ========   =========== =========== ========== ===========     ==========

NET ASSETS:
Accumulation unit values..........................  $606,368   $17,444,222 $45,630,394 $5,259,639 $12,427,279     $8,898,431
Retained by AXA Equitable in Separate Account FP..        --            --         445      2,102         690         13,475
                                                    --------   ----------- ----------- ---------- -----------     ----------
TOTAL NET ASSETS..................................  $606,368   $17,444,222 $45,630,839 $5,261,741 $12,427,969     $8,911,906
                                                    ========   =========== =========== ========== ===========     ==========

Investments in shares of the Portfolios, at cost..  $535,486   $14,590,280 $47,700,012 $4,719,805 $12,240,180     $7,320,057

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES.............................................       B                  54,788

1290 VT DOUBLELINE DYNAMIC ALLOCATION......................................       B               1,068,830

1290 VT DOUBLELINE OPPORTUNISTIC BOND......................................       B                  19,929

1290 VT EQUITY INCOME......................................................       A                 924,571
1290 VT EQUITY INCOME......................................................       B               2,778,609

1290 VT GAMCO MERGERS & ACQUISITIONS.......................................       A                  76,009
1290 VT GAMCO MERGERS & ACQUISITIONS.......................................       B               1,175,323

1290 VT GAMCO SMALL COMPANY VALUE..........................................       A                 105,348
1290 VT GAMCO SMALL COMPANY VALUE..........................................       B               3,036,185

1290 VT SMARTBETA EQUITY...................................................       B                  45,850

1290 VT SOCIALLY RESPONSIBLE...............................................       A                  39,314
1290 VT SOCIALLY RESPONSIBLE...............................................       B                 255,643

ALL ASSET GROWTH-ALT 20....................................................       B               1,363,936

AMERICAN CENTURY VP MID CAP VALUE FUND.....................................    CLASS II           2,448,888

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/....    CLASS 4              295,321

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R).......................    CLASS 4              508,629

AXA 400 MANAGED VOLATILITY.................................................       B                 239,848

AXA 500 MANAGED VOLATILITY.................................................       B                 408,118

AXA 2000 MANAGED VOLATILITY................................................       B                 209,359

AXA AGGRESSIVE ALLOCATION..................................................       A               5,335,938
AXA AGGRESSIVE ALLOCATION..................................................       B               7,708,702

AXA BALANCED STRATEGY......................................................       B               2,360,509

AXA CONSERVATIVE ALLOCATION................................................       A               2,264,452
AXA CONSERVATIVE ALLOCATION................................................       B                 761,904

AXA CONSERVATIVE GROWTH STRATEGY...........................................       B                 516,708

AXA CONSERVATIVE STRATEGY..................................................       B                 218,261

AXA CONSERVATIVE-PLUS ALLOCATION...........................................       A               1,798,853
AXA CONSERVATIVE-PLUS ALLOCATION...........................................       B               1,482,798

AXA GLOBAL EQUITY MANAGED VOLATILITY.......................................       A               1,695,984
AXA GLOBAL EQUITY MANAGED VOLATILITY.......................................       B               6,254,313

AXA GROWTH STRATEGY........................................................       B               3,400,043

AXA INTERNATIONAL CORE MANAGED VOLATILITY..................................       A               1,361,192
AXA INTERNATIONAL CORE MANAGED VOLATILITY..................................       B               4,227,289

AXA INTERNATIONAL MANAGED VOLATILITY.......................................       B                 257,456

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.................................       A               1,306,364
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.................................       B               4,777,548

AXA LARGE CAP CORE MANAGED VOLATILITY......................................       A                 438,550
AXA LARGE CAP CORE MANAGED VOLATILITY......................................       B               2,383,169

AXA LARGE CAP GROWTH MANAGED VOLATILITY....................................       A               1,500,746
AXA LARGE CAP GROWTH MANAGED VOLATILITY....................................       B               6,990,949

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY.....................................        A             14,665,216
AXA LARGE CAP VALUE MANAGED VOLATILITY.....................................        B              7,224,716

AXA MID CAP VALUE MANAGED VOLATILITY.......................................        A             11,294,820
AXA MID CAP VALUE MANAGED VOLATILITY.......................................        B                814,866

AXA MODERATE ALLOCATION....................................................        A             51,489,278
AXA MODERATE ALLOCATION....................................................        B             10,847,537

AXA MODERATE GROWTH STRATEGY...............................................        B              6,407,731

AXA MODERATE-PLUS ALLOCATION...............................................        A             16,513,809
AXA MODERATE-PLUS ALLOCATION...............................................        B             23,302,327

AXA/AB SMALL CAP GROWTH....................................................        A              7,003,541
AXA/AB SMALL CAP GROWTH....................................................        B              3,784,408

AXA/CLEARBRIDGE LARGE CAP GROWTH...........................................        A              1,011,256
AXA/CLEARBRIDGE LARGE CAP GROWTH...........................................        B              5,995,361

AXA/JANUS ENTERPRISE.......................................................        A              1,158,999
AXA/JANUS ENTERPRISE.......................................................        B              1,414,394

AXA/LOOMIS SAYLES GROWTH...................................................        A              1,790,151
AXA/LOOMIS SAYLES GROWTH...................................................        B              2,849,590

BLACKROCK GLOBAL ALLOCATION V.I. FUND......................................    CLASS III            287,800

CHARTER/SM/ MULTI-SECTOR BOND..............................................        A             15,210,940
CHARTER/SM/ MULTI-SECTOR BOND..............................................        B              4,102,436

CHARTER/SM/ SMALL CAP GROWTH...............................................        B                916,606

CHARTER/SM/ SMALL CAP VALUE................................................        A                788,609
CHARTER/SM/ SMALL CAP VALUE................................................        B                936,638

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO.....................................    CLASS II              15,623

EQ/BLACKROCK BASIC VALUE EQUITY............................................        A              1,695,012
EQ/BLACKROCK BASIC VALUE EQUITY............................................        B              6,898,732

EQ/CAPITAL GUARDIAN RESEARCH...............................................        A                614,294
EQ/CAPITAL GUARDIAN RESEARCH...............................................        B              4,080,174

EQ/COMMON STOCK INDEX......................................................        A             44,268,759
EQ/COMMON STOCK INDEX......................................................        B              6,691,550

EQ/CORE BOND INDEX.........................................................        A              2,660,294
EQ/CORE BOND INDEX.........................................................        B              2,599,184

EQ/EQUITY 500 INDEX........................................................        A             13,655,839
EQ/EQUITY 500 INDEX........................................................        B              6,204,339

EQ/GLOBAL BOND PLUS........................................................        A                871,821
EQ/GLOBAL BOND PLUS........................................................        B              1,003,125

EQ/INTERMEDIATE GOVERNMENT BOND............................................        A              6,859,564
EQ/INTERMEDIATE GOVERNMENT BOND............................................        B              1,897,741

EQ/INTERNATIONAL EQUITY INDEX..............................................        A             26,943,738
EQ/INTERNATIONAL EQUITY INDEX..............................................        B              6,435,957

EQ/INVESCO COMSTOCK........................................................        A                779,880
EQ/INVESCO COMSTOCK........................................................        B                823,267

EQ/JPMORGAN VALUE OPPORTUNITIES............................................        A                246,935
EQ/JPMORGAN VALUE OPPORTUNITIES............................................        B              2,318,210

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
EQ/LARGE CAP GROWTH INDEX..................................................        A               1,437,297
EQ/LARGE CAP GROWTH INDEX..................................................        B               9,865,852

EQ/LARGE CAP VALUE INDEX...................................................        A               1,496,699
EQ/LARGE CAP VALUE INDEX...................................................        B               1,637,960

EQ/MFS INTERNATIONAL GROWTH................................................        B               6,141,834

EQ/MID CAP INDEX...........................................................        A               2,526,301
EQ/MID CAP INDEX...........................................................        B               7,833,385

EQ/MONEY MARKET............................................................        A             110,919,856
EQ/MONEY MARKET............................................................        B              54,057,174

EQ/PIMCO ULTRA SHORT BOND..................................................        A               1,593,259
EQ/PIMCO ULTRA SHORT BOND..................................................        B               1,755,496

EQ/QUALITY BOND PLUS.......................................................        A               3,047,127
EQ/QUALITY BOND PLUS.......................................................        B               2,317,467

EQ/SMALL COMPANY INDEX.....................................................        A               4,789,853
EQ/SMALL COMPANY INDEX.....................................................        B               3,763,893

EQ/T. ROWE PRICE GROWTH STOCK..............................................        A                 220,936
EQ/T. ROWE PRICE GROWTH STOCK..............................................        B               2,182,394

EQ/UBS GROWTH & INCOME.....................................................        B               1,589,584

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO............................ SERVICE CLASS 2           83,974

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.................................... SERVICE CLASS 2        2,811,101

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.................................... SERVICE CLASS 2           77,376

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.......................... SERVICE CLASS 2        1,089,357

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.................................. SERVICE CLASS 2          457,860

FIDELITY(R) VIP HIGH INCOME PORTFOLIO...................................... SERVICE CLASS 2          772,449

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO............................ SERVICE CLASS 2        1,310,096

FIDELITY(R) VIP MID CAP PORTFOLIO.......................................... SERVICE CLASS 2          837,391

FIDELITY(R) VIP VALUE PORTFOLIO............................................ SERVICE CLASS 2           51,148

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO................................. SERVICE CLASS 2           36,794

FRANKLIN MUTUAL SHARES VIP FUND............................................     CLASS 2              534,436

FRANKLIN RISING DIVIDENDS VIP FUND.........................................     CLASS 2            2,065,529

FRANKLIN SMALL CAP VALUE VIP FUND..........................................     CLASS 2              619,162

FRANKLIN STRATEGIC INCOME VIP FUND.........................................     CLASS 2            3,210,975

GOLDMAN SACHS VIT MID CAP VALUE FUND....................................... SERVICE SHARES           750,641

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....................................    SERIES II             535,529

INVESCO V.I. GLOBAL REAL ESTATE FUND.......................................    SERIES II           2,259,965

INVESCO V.I. INTERNATIONAL GROWTH FUND.....................................    SERIES II             983,899

INVESCO V.I. MID CAP CORE EQUITY FUND......................................    SERIES II             269,601

INVESCO V.I. SMALL CAP EQUITY FUND.........................................    SERIES II             310,627

IVY VIP DIVIDEND OPPORTUNITIES.............................................    CLASS II              119,491

IVY VIP ENERGY.............................................................    CLASS II            2,531,870

IVY VIP HIGH INCOME........................................................    CLASS II            9,033,126

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                SHARE CLASS**    PORTFOLIO SHARES HELD
                                                                            -------------------- ---------------------
IVY VIP MID CAP GROWTH.....................................................       CLASS II             2,774,190

IVY VIP SCIENCE AND TECHNOLOGY.............................................       CLASS II             1,136,161

IVY VIP SMALL CAP GROWTH...................................................       CLASS II             1,066,900

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........................    SERVICE SHARES          2,839,719

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................................    SERVICE CLASS           3,900,253

MFS(R) INVESTORS TRUST SERIES..............................................    SERVICE CLASS             135,620

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO......................    SERVICE CLASS             257,930

MFS(R) UTILITIES SERIES....................................................    SERVICE CLASS              78,265

MULTIMANAGER AGGRESSIVE EQUITY.............................................          A                 6,910,316
MULTIMANAGER AGGRESSIVE EQUITY.............................................          B                   538,327

MULTIMANAGER CORE BOND.....................................................          A                 2,029,607
MULTIMANAGER CORE BOND.....................................................          B                 4,514,615

MULTIMANAGER MID CAP GROWTH................................................          A                 1,217,155
MULTIMANAGER MID CAP GROWTH................................................          B                 1,734,724

MULTIMANAGER MID CAP VALUE.................................................          A                   597,177
MULTIMANAGER MID CAP VALUE.................................................          B                 1,870,387

MULTIMANAGER TECHNOLOGY....................................................          A                   823,519
MULTIMANAGER TECHNOLOGY....................................................          B                 4,074,296

NATURAL RESOURCES PORTFOLIO................................................       CLASS II               164,124

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO............................    ADVISOR CLASS           1,465,860

PIMCO REAL RETURN PORTFOLIO................................................    ADVISOR CLASS           1,962,893

PIMCO TOTAL RETURN PORTFOLIO...............................................    ADVISOR CLASS           5,901,728

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II.................................       CLASS II               479,937

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II...............................       CLASS II               151,204

TARGET 2015 ALLOCATION.....................................................          B                   204,502

TARGET 2025 ALLOCATION.....................................................          B                   673,347

TARGET 2035 ALLOCATION.....................................................          B                   279,967

TARGET 2045 ALLOCATION.....................................................          B                   149,005

TARGET 2055 ALLOCATION.....................................................          B                    53,888

TEMPLETON DEVELOPING MARKETS VIP FUND......................................       CLASS 2              1,705,202

TEMPLETON GLOBAL BOND VIP FUND.............................................       CLASS 2              2,763,830

TEMPLETON GROWTH VIP FUND..................................................       CLASS 2                329,477

VANECK VIP GLOBAL HARD ASSETS FUND.........................................    CLASS S SHARES            543,418

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO.................. INVESTOR SHARE CLASS         216,466

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
1290 VT CONVERTIBLE SECURITIES........................................  0.00%         B          $ 12.73         1
1290 VT CONVERTIBLE SECURITIES........................................  0.00%         B          $127.30         2
1290 VT CONVERTIBLE SECURITIES........................................  0.60%         B          $126.04         3

1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.00%         B          $ 11.34       174
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.00%         B          $123.19        79
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.60%         B          $119.80         5
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.90%         B          $118.13        --

1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.00%         B          $ 10.21         1
1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.00%         B          $102.13         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.60%         B          $101.73        --

1290 VT EQUITY INCOME.................................................  0.00%         A          $187.61         4
1290 VT EQUITY INCOME.................................................  0.60%         A          $175.92        25
1290 VT EQUITY INCOME.................................................  0.80%         A          $172.16        --
1290 VT EQUITY INCOME.................................................  0.90%         A          $170.32         3
1290 VT EQUITY INCOME.................................................  0.00%         B          $258.51        56
1290 VT EQUITY INCOME.................................................  0.60%         B          $173.85        15

1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         A          $ 14.91        41
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         A          $149.14         3
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         B          $153.41        14
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         B          $191.34        38
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.60%         B          $143.85        36
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.80%         B          $140.78        --
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.90%         B          $139.27         5

1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         A          $ 25.05       188
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         A          $250.51         8
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         B          $287.77        14
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         B          $440.57       279
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.60%         B          $269.84       219
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.80%         B          $264.08         1
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.90%         B          $261.25        19

1290 VT SMARTBETA EQUITY..............................................  0.00%         B          $ 12.61        18
1290 VT SMARTBETA EQUITY..............................................  0.00%         B          $126.07         2
1290 VT SMARTBETA EQUITY..............................................  0.60%         B          $124.83         1

1290 VT SOCIALLY RESPONSIBLE..........................................  0.00%         A          $342.77         1
1290 VT SOCIALLY RESPONSIBLE..........................................  0.00%         B          $214.75         5
1290 VT SOCIALLY RESPONSIBLE..........................................  0.60%         B          $192.26        11
1290 VT SOCIALLY RESPONSIBLE..........................................  0.80%         B          $185.27        --
1290 VT SOCIALLY RESPONSIBLE..........................................  0.90%         B          $181.87        --

ALL ASSET GROWTH-ALT 20...............................................  0.00%         B          $ 12.02        82
ALL ASSET GROWTH-ALT 20...............................................  0.00%         B          $166.45       135
ALL ASSET GROWTH-ALT 20...............................................  0.60%         B          $158.92        33
ALL ASSET GROWTH-ALT 20...............................................  0.80%         B          $156.48        --
ALL ASSET GROWTH-ALT 20...............................................  0.90%         B          $155.27         1

AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.00%      CLASS II      $ 25.00       192
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.00%      CLASS II      $250.02       113

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.60%      CLASS II      $238.72        88
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.80%      CLASS II      $235.05        --
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.90%      CLASS II      $233.24         7

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.00%      CLASS 4       $ 14.67        20
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.00%      CLASS 4       $146.74        31
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.60%      CLASS 4       $142.70        14
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.80%      CLASS 4       $141.37        --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.90%      CLASS 4       $140.71         4

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.00%      CLASS 4       $ 12.87       137
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.00%      CLASS 4       $128.66        58
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.60%      CLASS 4       $125.11        23
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.80%      CLASS 4       $123.95        --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.90%      CLASS 4       $123.37         4

AXA 400 MANAGED VOLATILITY............................................  0.00%         B          $218.79        13
AXA 400 MANAGED VOLATILITY............................................  0.60%         B          $208.90        12
AXA 400 MANAGED VOLATILITY............................................  0.80%         B          $205.69        --
AXA 400 MANAGED VOLATILITY............................................  0.90%         B          $204.10        --

AXA 500 MANAGED VOLATILITY............................................  0.00%         B          $227.98        27
AXA 500 MANAGED VOLATILITY............................................  0.60%         B          $217.68        15
AXA 500 MANAGED VOLATILITY............................................  0.80%         B          $214.33        --
AXA 500 MANAGED VOLATILITY............................................  0.90%         B          $212.68         1

AXA 2000 MANAGED VOLATILITY...........................................  0.00%         B          $203.32        14
AXA 2000 MANAGED VOLATILITY...........................................  0.60%         B          $194.13         8
AXA 2000 MANAGED VOLATILITY...........................................  0.80%         B          $191.15        --
AXA 2000 MANAGED VOLATILITY...........................................  0.90%         B          $189.67         1

AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $ 26.50        54
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $158.95        --
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $263.30       117
AXA AGGRESSIVE ALLOCATION.............................................  0.60%         A          $241.67       123
AXA AGGRESSIVE ALLOCATION.............................................  0.80%         A          $234.83         1
AXA AGGRESSIVE ALLOCATION.............................................  0.90%         A          $231.49         7
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         B          $257.94       314
AXA AGGRESSIVE ALLOCATION.............................................  0.60%         B          $236.75        48

AXA BALANCED STRATEGY.................................................  0.00%         B          $162.81       225

AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $ 15.02       127
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $134.75         5
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $164.85        37
AXA CONSERVATIVE ALLOCATION...........................................  0.60%         A          $151.31        68
AXA CONSERVATIVE ALLOCATION...........................................  0.80%         A          $147.03        --
AXA CONSERVATIVE ALLOCATION...........................................  0.90%         A          $144.93        16
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         B          $161.48        33
AXA CONSERVATIVE ALLOCATION...........................................  0.60%         B          $148.22        13

AXA CONSERVATIVE GROWTH STRATEGY......................................  0.00%         B          $151.58        49

AXA CONSERVATIVE STRATEGY.............................................  0.00%         B          $130.46        20

AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $ 17.75        82
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $142.75        --
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $187.93        35

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.60%          A         $172.49        53
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.80%          A         $167.61         1
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.90%          A         $165.22         3
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%          B         $184.11        66
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.60%          B         $168.98        16

AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $ 28.86        19
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $408.28         1
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $657.37        47
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          B         $352.45        95
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.60%          B         $311.81       230
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.60%          B         $422.75        12
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.80%          B         $299.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.90%          B         $293.20        20

AXA GROWTH STRATEGY...................................................  0.00%          B         $187.88       330

AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.00%          A         $278.29        53
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.60%          A         $198.73         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.00%          B         $180.36       122
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.60%          B         $160.99       143
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.80%          B         $155.62        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.90%          B         $152.31        17

AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.00%          B         $141.09        22
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.60%          B         $134.71         3
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.80%          B         $132.64        --
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.90%          B         $131.61        --

AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $ 19.58        35
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $209.88         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $267.24        63
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          A         $188.59         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          B         $195.36       114
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          B         $188.63         5
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          B         $192.61       203
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.80%          B         $168.57         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.90%          B         $181.62        24

AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          A         $ 31.73         9
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          A         $356.05        13
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.60%          A         $246.69        --
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          B         $229.27        75
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.60%          B         $205.02        42
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.80%          B         $197.49        --
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.90%          B         $193.83         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $ 36.06         9
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $352.93         1
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $464.53        99
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          A         $285.25        11
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          B         $443.36        93
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          B         $224.96        44
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          B         $391.52       414
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.80%          B         $375.55         5
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.90%          B         $367.81        29

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $ 28.01        10
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $236.52         1
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $241.09        95
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $319.21       211
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          A         $219.00        12
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          A         $250.03       629
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.80%          A         $208.03        15
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.90%          A         $235.77       105
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          B         $237.97        87
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          B         $211.94         6
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          B         $246.79       466
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.90%          B         $232.71        --

AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $ 35.00        21
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $310.93         1
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $401.95        27
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $431.81       111
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $297.02         5
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $344.80        25
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $354.95       343
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.80%          A         $340.47         3
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.90%          A         $333.46        27
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          B         $400.24        36

AXA MODERATE ALLOCATION...............................................  0.00%          A         $ 19.18       288
AXA MODERATE ALLOCATION...............................................  0.00%          A         $144.36         4
AXA MODERATE ALLOCATION...............................................  0.00%          A         $413.27       197
AXA MODERATE ALLOCATION...............................................  0.60%          A         $879.85       679
AXA MODERATE ALLOCATION...............................................  0.80%          A         $282.37        10
AXA MODERATE ALLOCATION...............................................  0.90%          A         $355.99       143
AXA MODERATE ALLOCATION...............................................  0.00%          B         $203.48       470
AXA MODERATE ALLOCATION...............................................  0.60%          B         $185.78       320

AXA MODERATE GROWTH STRATEGY..........................................  0.00%          B         $175.04       626

AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $ 22.63       384
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $153.24         3
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $238.76       400
AXA MODERATE-PLUS ALLOCATION..........................................  0.60%          A         $219.14       343
AXA MODERATE-PLUS ALLOCATION..........................................  0.80%          A         $212.94         3
AXA MODERATE-PLUS ALLOCATION..........................................  0.90%          A         $209.91        43
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          B         $233.89       989
AXA MODERATE-PLUS ALLOCATION..........................................  0.60%          B         $214.67       169

AXA/AB SMALL CAP GROWTH...............................................  0.00%          A         $ 42.01        81
AXA/AB SMALL CAP GROWTH...............................................  0.00%          A         $552.43        68
AXA/AB SMALL CAP GROWTH...............................................  0.60%          A         $487.82       186
AXA/AB SMALL CAP GROWTH...............................................  0.80%          A         $467.92         3
AXA/AB SMALL CAP GROWTH...............................................  0.90%          A         $458.28        20
AXA/AB SMALL CAP GROWTH...............................................  0.00%          B         $453.45        32
AXA/AB SMALL CAP GROWTH...............................................  0.60%          B         $361.51       157

AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $ 35.61        79
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $335.16        --
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $472.51        20

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          B         $270.36       129
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.60%          B         $234.62       135
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.80%          B         $233.33         1
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.90%          B         $229.06        11

AXA/JANUS ENTERPRISE..................................................  0.00%          A         $201.67        39
AXA/JANUS ENTERPRISE..................................................  0.60%          A         $189.10        64
AXA/JANUS ENTERPRISE..................................................  0.80%          A         $185.07         1
AXA/JANUS ENTERPRISE..................................................  0.90%          A         $183.08         5
AXA/JANUS ENTERPRISE..................................................  0.00%          B         $ 11.55         2
AXA/JANUS ENTERPRISE..................................................  0.00%          B         $291.87        68
AXA/JANUS ENTERPRISE..................................................  0.60%          B         $186.88        29

AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          A         $ 26.61        36
AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          A         $283.70         9
AXA/LOOMIS SAYLES GROWTH..............................................  0.60%          A         $266.02        42
AXA/LOOMIS SAYLES GROWTH..............................................  0.80%          A         $260.35        --
AXA/LOOMIS SAYLES GROWTH..............................................  0.90%          A         $257.56         3
AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          B         $346.43        56
AXA/LOOMIS SAYLES GROWTH..............................................  0.60%          B         $262.96        19

BLACKROCK GLOBAL ALLOCATION V.I. FUND.................................  0.00%      CLASS III     $ 15.41       184
BLACKROCK GLOBAL ALLOCATION V.I. FUND.................................  0.00%      CLASS III     $154.14         9

CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          A         $ 14.73        40
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          A         $239.78        71
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.60%          A         $397.55        88
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.80%          A         $156.52         3
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.90%          A         $232.36        18
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          B         $145.05        44
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.60%          B         $111.96        82

CHARTER/SM/ SMALL CAP GROWTH..........................................  0.00%          B         $165.26         1
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.00%          B         $242.33        40
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.60%          B         $155.02        20
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.80%          B         $151.74        --
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.90%          B         $150.12         1

CHARTER/SM/ SMALL CAP VALUE...........................................  0.00%          A         $336.73        38
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          A         $309.09         5
CHARTER/SM/ SMALL CAP VALUE...........................................  0.00%          B         $353.23        18
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          B         $308.24         2
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          B         $316.58        29
CHARTER/SM/ SMALL CAP VALUE...........................................  0.80%          B         $304.79        --
CHARTER/SM/ SMALL CAP VALUE...........................................  0.90%          B         $298.52        --
CHARTER/SM/ SMALL CAP VALUE...........................................  0.90%          B         $299.20         2

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO................................  0.00%      CLASS II      $ 12.69        25

EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $ 30.03       151
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $280.57         3
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $391.76        88
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          A         $359.60         5
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          B         $515.61       118
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          B         $297.76        23
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          B         $455.32       205
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.80%          B         $436.76         2
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.90%          B         $427.76        21

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $   37.68       26
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $  326.40        2
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $  443.41       32
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.60%          A        $  277.95        2
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          B        $  336.81       40
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.60%          B        $  301.62      288
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.80%          B        $  290.68        3
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.90%          B        $  285.37       27

EQ/COMMON STOCK INDEX.................................................  0.00%          A        $   34.88      199
EQ/COMMON STOCK INDEX.................................................  0.00%          A        $  719.43      314
EQ/COMMON STOCK INDEX.................................................  0.60%          A        $1,804.61      634
EQ/COMMON STOCK INDEX.................................................  0.80%          A        $  431.60       30
EQ/COMMON STOCK INDEX.................................................  0.90%          A        $  732.21      143
EQ/COMMON STOCK INDEX.................................................  0.00%          B        $  224.67      285
EQ/COMMON STOCK INDEX.................................................  0.60%          B        $  242.06      666

EQ/CORE BOND INDEX....................................................  0.00%          A        $  137.33      112
EQ/CORE BOND INDEX....................................................  0.00%          A        $  143.53        5
EQ/CORE BOND INDEX....................................................  0.60%          A        $  133.70        3
EQ/CORE BOND INDEX....................................................  0.60%          A        $  159.83       54
EQ/CORE BOND INDEX....................................................  0.80%          A        $  126.15       --
EQ/CORE BOND INDEX....................................................  0.90%          A        $  124.13        8
EQ/CORE BOND INDEX....................................................  0.00%          B        $  142.69       99
EQ/CORE BOND INDEX....................................................  0.60%          B        $  156.18       11
EQ/CORE BOND INDEX....................................................  0.60%          B        $  158.89       62

EQ/EQUITY 500 INDEX...................................................  0.00%          A        $   34.03      613
EQ/EQUITY 500 INDEX...................................................  0.00%          A        $  818.32      280
EQ/EQUITY 500 INDEX...................................................  0.60%          A        $  716.43      419
EQ/EQUITY 500 INDEX...................................................  0.80%          A        $  480.97        8
EQ/EQUITY 500 INDEX...................................................  0.90%          A        $  666.65       73
EQ/EQUITY 500 INDEX...................................................  0.00%          B        $  247.66      668
EQ/EQUITY 500 INDEX...................................................  0.60%          B        $  228.79      469

EQ/GLOBAL BOND PLUS...................................................  0.00%          A        $   12.64       42
EQ/GLOBAL BOND PLUS...................................................  0.00%          A        $  144.55       19
EQ/GLOBAL BOND PLUS...................................................  0.60%          A        $  126.93       29
EQ/GLOBAL BOND PLUS...................................................  0.80%          A        $  124.23       --
EQ/GLOBAL BOND PLUS...................................................  0.90%          A        $  122.90        9
EQ/GLOBAL BOND PLUS...................................................  0.00%          B        $  137.76       49
EQ/GLOBAL BOND PLUS...................................................  0.60%          B        $  125.44       19

EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          A        $   11.30       80
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          A        $  235.74      208
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.60%          A        $  251.17       67
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.80%          A        $  176.97        1
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.90%          A        $  199.94       14
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          B        $  124.24        4
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          B        $  169.28       31
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.60%          B        $  151.29       88

EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          A        $   20.30      270
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          A        $  235.12      275
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.60%          A        $  205.04      891

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.80%          A         $165.97         8
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.90%          A         $191.42        85
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          B         $160.52       174
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.60%          B         $152.28       235
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.90%          B         $140.92        --

EQ/INVESCO COMSTOCK...................................................  0.00%          A         $ 13.45        18
EQ/INVESCO COMSTOCK...................................................  0.00%          A         $193.24        41
EQ/INVESCO COMSTOCK...................................................  0.60%          A         $181.19        29
EQ/INVESCO COMSTOCK...................................................  0.80%          A         $177.33        --
EQ/INVESCO COMSTOCK...................................................  0.90%          A         $175.43         6
EQ/INVESCO COMSTOCK...................................................  0.00%          B         $245.99        52
EQ/INVESCO COMSTOCK...................................................  0.60%          B         $178.98        14

EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $ 36.42        33
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $318.05        --
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $414.32         8
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          B         $386.87        40
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.60%          B         $239.76         8
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.60%          B         $341.63        69
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.80%          B         $327.70         1
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.90%          B         $320.95        13

EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $ 42.13        43
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $376.20         2
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $452.25        40
EQ/LARGE CAP GROWTH INDEX.............................................  0.60%          A         $299.34         1
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          B         $225.05       133
EQ/LARGE CAP GROWTH INDEX.............................................  0.60%          B         $201.25       515
EQ/LARGE CAP GROWTH INDEX.............................................  0.80%          B         $193.86         5
EQ/LARGE CAP GROWTH INDEX.............................................  0.90%          B         $190.27        27

EQ/LARGE CAP VALUE INDEX..............................................  0.00%          A         $119.30        40
EQ/LARGE CAP VALUE INDEX..............................................  0.60%          A         $111.86        48
EQ/LARGE CAP VALUE INDEX..............................................  0.80%          A         $109.47        --
EQ/LARGE CAP VALUE INDEX..............................................  0.90%          A         $108.30        34
EQ/LARGE CAP VALUE INDEX..............................................  0.00%          B         $137.42        91
EQ/LARGE CAP VALUE INDEX..............................................  0.60%          B         $110.56        24

EQ/MFS INTERNATIONAL GROWTH...........................................  0.00%          B         $155.69        71
EQ/MFS INTERNATIONAL GROWTH...........................................  0.00%          B         $248.46        89
EQ/MFS INTERNATIONAL GROWTH...........................................  0.60%          B         $145.99       103
EQ/MFS INTERNATIONAL GROWTH...........................................  0.80%          B         $142.88        --
EQ/MFS INTERNATIONAL GROWTH...........................................  0.90%          B         $141.35        20

EQ/MID CAP INDEX......................................................  0.00%          A         $ 39.99        86
EQ/MID CAP INDEX......................................................  0.00%          A         $309.16         9
EQ/MID CAP INDEX......................................................  0.00%          A         $457.47        70
EQ/MID CAP INDEX......................................................  0.60%          A         $311.82         3
EQ/MID CAP INDEX......................................................  0.00%          B         $292.20       159
EQ/MID CAP INDEX......................................................  0.60%          B         $263.27       255
EQ/MID CAP INDEX......................................................  0.80%          B         $254.23         1
EQ/MID CAP INDEX......................................................  0.90%          B         $249.83        17

EQ/MONEY MARKET.......................................................  0.00%          A         $ 10.04        91
EQ/MONEY MARKET.......................................................  0.00%          A         $ 10.08       865

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/MONEY MARKET.......................................................  0.00%          A         $172.76       163
EQ/MONEY MARKET.......................................................  0.60%          A         $240.98       245
EQ/MONEY MARKET.......................................................  0.80%          A         $135.01         2
EQ/MONEY MARKET.......................................................  0.90%          A         $148.82        23
EQ/MONEY MARKET.......................................................  0.00%          B         $132.02       236
EQ/MONEY MARKET.......................................................  0.60%          B         $123.43       182

EQ/PIMCO ULTRA SHORT BOND.............................................  0.00%          A         $120.08        54
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          A         $102.51         5
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          A         $112.60        69
EQ/PIMCO ULTRA SHORT BOND.............................................  0.80%          A         $110.20        --
EQ/PIMCO ULTRA SHORT BOND.............................................  0.90%          A         $109.02        10
EQ/PIMCO ULTRA SHORT BOND.............................................  0.00%          B         $123.07       102
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          B         $112.00        44

EQ/QUALITY BOND PLUS..................................................  0.00%          A         $ 12.44        60
EQ/QUALITY BOND PLUS..................................................  0.00%          A         $257.00        28
EQ/QUALITY BOND PLUS..................................................  0.60%          A         $209.52        77
EQ/QUALITY BOND PLUS..................................................  0.80%          A         $189.76         1
EQ/QUALITY BOND PLUS..................................................  0.90%          A         $194.72         7
EQ/QUALITY BOND PLUS..................................................  0.00%          B         $173.41        39
EQ/QUALITY BOND PLUS..................................................  0.60%          B         $154.75        83

EQ/SMALL COMPANY INDEX................................................  0.00%          A         $ 34.81        94
EQ/SMALL COMPANY INDEX................................................  0.00%          A         $206.69         2
EQ/SMALL COMPANY INDEX................................................  0.00%          A         $516.30        54
EQ/SMALL COMPANY INDEX................................................  0.60%          A         $324.09         5
EQ/SMALL COMPANY INDEX................................................  0.60%          A         $418.05        50
EQ/SMALL COMPANY INDEX................................................  0.80%          A         $403.57        --
EQ/SMALL COMPANY INDEX................................................  0.90%          A         $397.65         6
EQ/SMALL COMPANY INDEX................................................  0.00%          B         $374.84        93
EQ/SMALL COMPANY INDEX................................................  0.60%          B         $363.85        --
EQ/SMALL COMPANY INDEX................................................  0.60%          B         $368.57        27
EQ/SMALL COMPANY INDEX................................................  0.90%          B         $347.55        --

EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $ 44.13       228
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $254.07        --
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $254.60        --
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.60%          A         $238.50         1
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          B         $250.88        32
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          B         $298.21       132
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.60%          B         $235.50       215
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.80%          B         $230.57         1
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.90%          B         $228.14        14

EQ/UBS GROWTH & INCOME................................................  0.00%          B         $193.03         1
EQ/UBS GROWTH & INCOME................................................  0.00%          B         $277.48        25
EQ/UBS GROWTH & INCOME................................................  0.60%          B         $181.00        47
EQ/UBS GROWTH & INCOME................................................  0.80%          B         $177.14        --
EQ/UBS GROWTH & INCOME................................................  0.90%          B         $175.24         3

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $ 26.28        10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $271.75         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $ 35.05       153
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $231.82       105

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $439.67        22
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.60%   SERVICE CLASS 2  $221.34       288
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.80%   SERVICE CLASS 2  $217.94        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.90%   SERVICE CLASS 2  $216.26         5

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $ 30.89        46
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $328.36         1

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $ 10.07        95
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $100.74         1

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $ 33.55        50
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $242.37        21
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $329.27         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.60%   SERVICE CLASS 2  $231.41        12
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.90%   SERVICE CLASS 2  $226.10         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.................................  0.00%   SERVICE CLASS 2  $ 25.28        69
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.................................  0.00%   SERVICE CLASS 2  $263.02         9

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $ 16.20       546
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $177.96        42

FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $ 36.51       125
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $221.31        63
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $581.78         7
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.60%   SERVICE CLASS 2  $211.30        40
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.80%   SERVICE CLASS 2  $208.05        --
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.90%   SERVICE CLASS 2  $206.45         3

FIDELITY(R) VIP VALUE PORTFOLIO.......................................  0.00%   SERVICE CLASS 2  $ 37.92        14
FIDELITY(R) VIP VALUE PORTFOLIO.......................................  0.00%   SERVICE CLASS 2  $343.12         1

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO............................  0.00%   SERVICE CLASS 2  $ 41.90         5
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO............................  0.00%   SERVICE CLASS 2  $429.63         1

FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.00%       CLASS 2      $ 19.12        48
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.00%       CLASS 2      $191.25        35
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.60%       CLASS 2      $182.60        17
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.80%       CLASS 2      $179.80        --
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.90%       CLASS 2      $178.41         1

FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.00%       CLASS 2      $244.66       134
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.60%       CLASS 2      $233.61       104
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.80%       CLASS 2      $230.02        --
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.90%       CLASS 2      $228.24         6

FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.00%       CLASS 2      $ 22.25       159
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.00%       CLASS 2      $222.45        19
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.60%       CLASS 2      $212.40        19
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.80%       CLASS 2      $209.13        --
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.90%       CLASS 2      $207.52         2

FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.00%       CLASS 2      $138.97       166
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.60%       CLASS 2      $132.68        75
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.80%       CLASS 2      $130.64        --
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.90%       CLASS 2      $129.64        12

GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.00%   SERVICE SHARES   $204.29        34
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.60%   SERVICE SHARES   $195.05        13

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.80%   SERVICE SHARES   $192.05        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.90%   SERVICE SHARES   $190.57        17

INVESCO V.I. DIVERSIFIED DIVIDEND FUND................................  0.00%     SERIES II      $ 20.31       559
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................................  0.00%     SERIES II      $203.12        15
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.00%     SERIES II      $ 17.57       196
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.00%     SERIES II      $175.68       139
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.60%     SERIES II      $167.74        52
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.80%     SERIES II      $165.16        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.90%     SERIES II      $163.89         8

INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.00%     SERIES II      $ 16.69       322
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.00%     SERIES II      $166.91       134
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.60%     SERIES II      $159.36        63
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.80%     SERIES II      $156.91        --
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.90%     SERIES II      $155.70         6

INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.00%     SERIES II      $ 18.07        17
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.00%     SERIES II      $180.71        11
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.60%     SERIES II      $172.54         9
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.80%     SERIES II      $169.89        --
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.90%     SERIES II      $168.58        --

INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.00%     SERIES II      $ 20.67        11
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.00%     SERIES II      $206.72        19
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.60%     SERIES II      $197.38         9
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.80%     SERIES II      $194.34        --
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.90%     SERIES II      $192.84        --

IVY VIP DIVIDEND OPPORTUNITIES........................................  0.00%      CLASS II      $ 19.89        28
IVY VIP DIVIDEND OPPORTUNITIES........................................  0.00%      CLASS II      $198.93         2

IVY VIP ENERGY........................................................  0.00%      CLASS II      $ 11.03       106
IVY VIP ENERGY........................................................  0.00%      CLASS II      $110.34        79
IVY VIP ENERGY........................................................  0.60%      CLASS II      $105.34        46
IVY VIP ENERGY........................................................  0.80%      CLASS II      $103.72        --
IVY VIP ENERGY........................................................  0.90%      CLASS II      $102.92         1

IVY VIP HIGH INCOME...................................................  0.00%      CLASS II      $ 12.23       318
IVY VIP HIGH INCOME...................................................  0.00%      CLASS II      $122.25       166
IVY VIP HIGH INCOME...................................................  0.60%      CLASS II      $118.88        69
IVY VIP HIGH INCOME...................................................  0.80%      CLASS II      $117.78        --
IVY VIP HIGH INCOME...................................................  0.90%      CLASS II      $117.23         3

IVY VIP MID CAP GROWTH................................................  0.00%      CLASS II      $ 23.25       138
IVY VIP MID CAP GROWTH................................................  0.00%      CLASS II      $232.50        78
IVY VIP MID CAP GROWTH................................................  0.60%      CLASS II      $221.99        45
IVY VIP MID CAP GROWTH................................................  0.80%      CLASS II      $218.58        --
IVY VIP MID CAP GROWTH................................................  0.90%      CLASS II      $216.89         3

IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $ 26.72        70
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $178.23        93
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $267.25         9
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.60%      CLASS II      $173.32        51
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.80%      CLASS II      $171.71        --
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.90%      CLASS II      $170.91         6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------

IVY VIP SMALL CAP GROWTH..............................................  0.00%      CLASS II     $   20.07       21
IVY VIP SMALL CAP GROWTH..............................................  0.00%      CLASS II     $  200.67       36
IVY VIP SMALL CAP GROWTH..............................................  0.60%      CLASS II     $  191.60       22
IVY VIP SMALL CAP GROWTH..............................................  0.80%      CLASS II     $  188.65       --
IVY VIP SMALL CAP GROWTH..............................................  0.90%      CLASS II     $  187.20        2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.00%   SERVICE SHARES  $   13.26      404
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.00%   SERVICE SHARES  $  132.60      313
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.60%   SERVICE SHARES  $  126.61      148
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.80%   SERVICE SHARES  $  124.66       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.90%   SERVICE SHARES  $  123.70       10

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.00%   SERVICE CLASS   $   21.99      431
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.00%   SERVICE CLASS   $  219.90      277
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.60%   SERVICE CLASS   $  209.96      163
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.80%   SERVICE CLASS   $  206.74       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.90%   SERVICE CLASS   $  205.14       18

MFS(R) INVESTORS TRUST SERIES.........................................  0.00%   SERVICE CLASS   $  231.41       10
MFS(R) INVESTORS TRUST SERIES.........................................  0.60%   SERVICE CLASS   $  220.95        8
MFS(R) INVESTORS TRUST SERIES.........................................  0.80%   SERVICE CLASS   $  217.55       --
MFS(R) INVESTORS TRUST SERIES.........................................  0.90%   SERVICE CLASS   $  215.88       --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.00%   SERVICE CLASS   $  241.81       12
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.60%   SERVICE CLASS   $  230.88        8
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.80%   SERVICE CLASS   $  227.33       --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.90%   SERVICE CLASS   $  225.58       --

MFS(R) UTILITIES SERIES...............................................  0.00%   SERVICE CLASS   $   19.71       93
MFS(R) UTILITIES SERIES...............................................  0.00%   SERVICE CLASS   $  197.13        2

MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $   37.55       15
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $  212.48       --
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $  390.83      137
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         A         $  292.33        4
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         A         $1,484.72      228
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.80%         A         $  215.77       14
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.90%         A         $  385.02       68
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         B         $  199.05       60
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         B         $  178.69      115

MULTIMANAGER CORE BOND................................................  0.00%         A         $   14.33       74
MULTIMANAGER CORE BOND................................................  0.00%         A         $  169.15       --
MULTIMANAGER CORE BOND................................................  0.00%         A         $  179.01      100
MULTIMANAGER CORE BOND................................................  0.60%         A         $  171.47        6
MULTIMANAGER CORE BOND................................................  0.00%         B         $  184.52      107
MULTIMANAGER CORE BOND................................................  0.60%         B         $  167.59      133
MULTIMANAGER CORE BOND................................................  0.80%         B         $  162.28       --
MULTIMANAGER CORE BOND................................................  0.90%         B         $  159.68       16

MULTIMANAGER MID CAP GROWTH...........................................  0.00%         A         $  485.17       26
MULTIMANAGER MID CAP GROWTH...........................................  0.60%         A         $  269.36        1
MULTIMANAGER MID CAP GROWTH...........................................  0.00%         B         $  428.45       12
MULTIMANAGER MID CAP GROWTH...........................................  0.60%         B         $  251.22       42
MULTIMANAGER MID CAP GROWTH...........................................  0.80%         B         $  380.79       --
MULTIMANAGER MID CAP GROWTH...........................................  0.90%         B         $  239.36        6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $ 34.37        13
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $302.36        --
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $459.32        21
MULTIMANAGER MID CAP VALUE............................................  0.60%          A         $277.00         1
MULTIMANAGER MID CAP VALUE............................................  0.00%          B         $300.80        18
MULTIMANAGER MID CAP VALUE............................................  0.60%          B         $273.20        84
MULTIMANAGER MID CAP VALUE............................................  0.80%          B         $264.53        --
MULTIMANAGER MID CAP VALUE............................................  0.90%          B         $260.30         9

MULTIMANAGER TECHNOLOGY...............................................  0.00%          A         $ 50.60        10
MULTIMANAGER TECHNOLOGY...............................................  0.00%          A         $707.20        29
MULTIMANAGER TECHNOLOGY...............................................  0.60%          A         $359.27         3
MULTIMANAGER TECHNOLOGY...............................................  0.00%          B         $574.94        45
MULTIMANAGER TECHNOLOGY...............................................  0.60%          B         $321.88       235
MULTIMANAGER TECHNOLOGY...............................................  0.80%          B         $511.00         1
MULTIMANAGER TECHNOLOGY...............................................  0.90%          B         $306.69        11

NATURAL RESOURCES PORTFOLIO...........................................  0.00%      CLASS II      $ 15.75        65
NATURAL RESOURCES PORTFOLIO...........................................  0.00%      CLASS II      $ 61.23        53

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.00%    ADVISOR CLASS   $ 72.91       110
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.60%    ADVISOR CLASS   $ 69.61        29
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.80%    ADVISOR CLASS   $ 68.54        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.90%    ADVISOR CLASS   $ 68.01         8

PIMCO REAL RETURN PORTFOLIO...........................................  0.00%    ADVISOR CLASS   $ 12.59        93
PIMCO REAL RETURN PORTFOLIO...........................................  0.00%    ADVISOR CLASS   $125.92       132
PIMCO REAL RETURN PORTFOLIO...........................................  0.60%    ADVISOR CLASS   $120.23        50
PIMCO REAL RETURN PORTFOLIO...........................................  0.80%    ADVISOR CLASS   $118.38        --
PIMCO REAL RETURN PORTFOLIO...........................................  0.90%    ADVISOR CLASS   $117.46         5

PIMCO TOTAL RETURN PORTFOLIO..........................................  0.00%    ADVISOR CLASS   $ 13.06       293
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.00%    ADVISOR CLASS   $130.56       275
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.60%    ADVISOR CLASS   $124.66       170
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.80%    ADVISOR CLASS   $122.74         1
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.90%    ADVISOR CLASS   $121.79        29

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.00%      CLASS II      $210.29        40
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.60%      CLASS II      $200.78        25
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.80%      CLASS II      $197.70        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.90%      CLASS II      $196.17         3

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II..........................  0.00%      CLASS II      $ 38.89       101
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II..........................  0.00%      CLASS II      $388.91         6

TARGET 2015 ALLOCATION................................................  0.00%          B         $ 20.05        25
TARGET 2015 ALLOCATION................................................  0.00%          B         $157.65         9

TARGET 2025 ALLOCATION................................................  0.00%          B         $ 23.16        77
TARGET 2025 ALLOCATION................................................  0.00%          B         $116.76         4
TARGET 2025 ALLOCATION................................................  0.00%          B         $172.30        18
TARGET 2025 ALLOCATION................................................  0.60%          B         $114.90        20
TARGET 2025 ALLOCATION................................................  0.80%          B         $114.28        --

TARGET 2035 ALLOCATION................................................  0.00%          B         $ 25.20        36
TARGET 2035 ALLOCATION................................................  0.00%          B         $119.39         3
TARGET 2035 ALLOCATION................................................  0.00%          B         $180.49         7
TARGET 2035 ALLOCATION................................................  0.60%          B         $117.49         6
TARGET 2035 ALLOCATION................................................  0.80%          B         $116.86        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                                                                   UNITS
                                                                       CONTRACT                                 OUTSTANDING
                                                                       CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                                                       -------- -------------------- ---------- -----------
TARGET 2045 ALLOCATION................................................  0.00%            B            $ 27.03        19
TARGET 2045 ALLOCATION................................................  0.00%            B            $121.38         5
TARGET 2045 ALLOCATION................................................  0.00%            B            $185.61         3
TARGET 2045 ALLOCATION................................................  0.60%            B            $119.45         1

TARGET 2055 ALLOCATION................................................  0.00%            B            $ 12.51         3
TARGET 2055 ALLOCATION................................................  0.00%            B            $125.09         4
TARGET 2055 ALLOCATION................................................  0.60%            B            $123.10         1

TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.00%         CLASS 2         $130.20        87
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.60%         CLASS 2         $124.31        48
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.80%         CLASS 2         $122.40        --
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.90%         CLASS 2         $121.46         2

TEMPLETON GLOBAL BOND VIP FUND........................................  0.00%         CLASS 2         $ 12.46       240
TEMPLETON GLOBAL BOND VIP FUND........................................  0.00%         CLASS 2         $124.64       237
TEMPLETON GLOBAL BOND VIP FUND........................................  0.60%         CLASS 2         $119.01        99
TEMPLETON GLOBAL BOND VIP FUND........................................  0.80%         CLASS 2         $117.18        --
TEMPLETON GLOBAL BOND VIP FUND........................................  0.90%         CLASS 2         $116.28        10

TEMPLETON GROWTH VIP FUND.............................................  0.00%         CLASS 2         $181.56        18
TEMPLETON GROWTH VIP FUND.............................................  0.60%         CLASS 2         $173.35        10
TEMPLETON GROWTH VIP FUND.............................................  0.80%         CLASS 2         $170.68        --
TEMPLETON GROWTH VIP FUND.............................................  0.90%         CLASS 2         $169.37         2

VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.00%      CLASS S SHARES     $ 83.53       101
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.60%      CLASS S SHARES     $ 79.75        49
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.80%      CLASS S SHARES     $ 78.53        --
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.90%      CLASS S SHARES     $ 77.92         1

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO.............  0.60%   INVESTOR SHARE CLASS  $285.63        31

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                           1290 VT      1290 VT
                                               1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                             CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                             SECURITIES* ALLOCATION*   BOND*(A)       INCOME*     ACQUISITIONS*    VALUE*
                                             ----------- ----------- ------------- -------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............  $ 14,649    $ 67,136      $ 3,343      $  354,309     $ 26,483     $ 1,124,293
 Expenses:
   Asset-based charges......................       465       3,713           18          42,234       36,031         375,759
                                              --------    --------      -------      ----------     --------     -----------

NET INVESTMENT INCOME (LOSS)................    14,184      63,423        3,325         312,075       (9,548)        748,534
                                              --------    --------      -------      ----------     --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..     3,461      26,574          (43)         28,473       45,172       7,579,760
   Net realized gain distribution from the
    Portfolios..............................    12,260     585,665          184       1,575,307      847,806      13,415,189
                                              --------    --------      -------      ----------     --------     -----------
 Net realized gain (loss)...................    15,721     612,239          141       1,603,780      892,978      20,994,949
                                              --------    --------      -------      ----------     --------     -----------

 Net change in unrealized appreciation
   (depreciation) of investments............   (19,816)    314,599       (2,459)      1,166,705        3,765       5,308,912
                                              --------    --------      -------      ----------     --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................    (4,095)    926,838       (2,318)      2,770,485      896,743      26,303,861
                                              --------    --------      -------      ----------     --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................  $ 10,089    $990,261      $ 1,007      $3,082,560     $887,195     $27,052,395
                                              ========    ========      =======      ==========     ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 19, 2017.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                 AMERICAN FUNDS
                                                                                                   INSURANCE
                                                                                                SERIES(R) GLOBAL AMERICAN FUNDS
                                        1290 VT                                     AMERICAN         SMALL         INSURANCE
                                       SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID  CAPITALIZATION  SERIES(R) NEW
                                        EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND     FUND/SM/     WORLD FUND(R)
                                       --------- ---------------- -------------- -------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......  $ 7,249      $ 33,953       $  404,437     $  743,807      $   20,930      $   89,287
 Expenses:
   Asset-based charges................      586        11,324           34,214        139,567           9,807          16,911
                                        -------      --------       ----------     ----------      ----------      ----------

NET INVESTMENT INCOME (LOSS)..........    6,663        22,629          370,223        604,240          11,123          72,376
                                        -------      --------       ----------     ----------      ----------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.......................    5,943       100,782          265,836      1,669,072        (177,465)         41,899
   Net realized gain distribution
    from the Portfolios...............   16,594       500,420          569,039      1,044,837              --              --
                                        -------      --------       ----------     ----------      ----------      ----------
 Net realized gain (loss).............   22,537       601,202          834,875      2,713,909        (177,465)         41,899
                                        -------      --------       ----------     ----------      ----------      ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments........................   44,110       (28,706)       2,422,878      2,309,587       1,384,139       2,374,832
                                        -------      --------       ----------     ----------      ----------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS................   66,647       572,496        3,257,753      5,023,496       1,206,674       2,416,731
                                        -------      --------       ----------     ----------      ----------      ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.....  $73,310      $595,125       $3,627,976     $5,627,736      $1,217,797      $2,489,107
                                        =======      ========       ==========     ==========      ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                 AXA 400     AXA 500    AXA 2000                                   AXA
                                                 MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                               VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                               ----------- ----------- ----------- -------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $ 39,081   $   98,341   $ 29,550    $ 2,204,554    $  453,939   $  324,481
 Expenses:
   Asset-based charges........................    14,290       20,023      9,199        245,512            --      101,268
                                                --------   ----------   --------    -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)..................    24,791       78,318     20,351      1,959,042       453,939      223,213
                                                --------   ----------   --------    -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....   121,659      203,952     97,424      2,713,793       274,016      (78,118)
   Net realized gain distribution from the
    Portfolios................................   404,212      182,464    230,077      4,950,122       337,871      717,996
                                                --------   ----------   --------    -----------    ----------   ----------
 Net realized gain (loss).....................   525,871      386,416    327,501      7,663,915       611,887      639,878
                                                --------   ----------   --------    -----------    ----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments..............   136,239    1,023,722    146,767     15,671,433     1,889,026      510,514
                                                --------   ----------   --------    -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................   662,110    1,410,138    474,268     23,335,348     2,500,913    1,150,392
                                                --------   ----------   --------    -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $686,901   $1,488,456   $494,619    $25,294,390    $2,954,852   $1,373,605
                                                ========   ==========   ========    ===========    ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                  AXA                        AXA      AXA GLOBAL                  AXA
                                              CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY               INTERNATIONAL
                                                 GROWTH    CONSERVATIVE     PLUS        MANAGED   AXA GROWTH CORE MANAGED
                                               STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY* STRATEGY*   VOLATILITY*
                                              ------------ ------------ ------------- ----------- ---------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............   $ 88,733     $ 27,652    $  384,505   $ 1,509,217 $  882,830  $   983,025
 Expenses:
   Asset-based charges.......................         --           --        75,419       493,980         --      158,849
                                                --------     --------    ----------   ----------- ----------  -----------

NET INVESTMENT INCOME (LOSS).................     88,733       27,652       309,086     1,015,237    882,830      824,176
                                                --------     --------    ----------   ----------- ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...     96,132       30,985       157,312     4,468,932    460,417      786,097
   Net realized gain distribution from the
    Portfolios...............................     70,854       29,301     1,026,180            --    510,784           --
                                                --------     --------    ----------   ----------- ----------  -----------
 Net realized gain (loss)....................    166,986       60,286     1,183,492     4,468,932    971,201      786,097
                                                --------     --------    ----------   ----------- ----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    270,462       25,697     1,119,606    26,555,167  5,354,237   12,137,220
                                                --------     --------    ----------   ----------- ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................    437,448       85,983     2,303,098    31,024,099  6,325,438   12,923,317
                                                --------     --------    ----------   ----------- ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................   $526,181     $113,635    $2,612,184   $32,039,336 $7,208,268  $13,747,493
                                                ========     ========    ==========   =========== ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 65,269     $ 1,542,057   $  294,143    $ 1,247,561   $ 6,073,780   $ 2,195,701
 Expenses:
   Asset-based charges...................      2,439         271,759       53,181      1,080,895     1,841,285       865,186
                                            --------     -----------   ----------    -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS).............     62,830       1,270,298      240,962        166,666     4,232,495     1,330,515
                                            --------     -----------   ----------    -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      7,608         869,487    1,142,300     12,799,983     7,411,354    10,978,136
   Net realized gain distribution from
    the Portfolios.......................     28,457              --    1,923,077     20,643,080            --    13,279,247
                                            --------     -----------   ----------    -----------   -----------   -----------
 Net realized gain (loss)................     36,065         869,487    3,065,377     33,443,063     7,411,354    24,257,383
                                            --------     -----------   ----------    -----------   -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    503,911      14,475,642    2,433,165     30,503,643    38,606,026    (1,880,050)
                                            --------     -----------   ----------    -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    539,976      15,345,129    5,498,542     63,946,706    46,017,380    22,377,333
                                            --------     -----------   ----------    -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $602,806     $16,615,427   $5,739,504    $64,113,372   $50,249,875   $23,707,848
                                            ========     ===========   ==========    ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                       AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE
                                          AXA MODERATE    GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS
                                          ALLOCATION*   STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*
                                          ------------ ------------ ------------- ------------ --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $10,888,386  $ 1,470,661   $ 6,070,496  $   538,826    $    56,825   $        --
 Expenses:
   Asset-based charges...................   4,468,208           --       744,206      933,520        199,413       103,805
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS).............   6,420,178    1,470,661     5,326,290     (394,694)      (142,588)     (103,805)
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   3,951,345    1,840,511     5,331,939    5,067,670       (317,133)      439,705
   Net realized gain distribution from
    the Portfolios.......................  29,598,549    1,234,054    19,152,820   17,531,392      9,445,893     4,545,028
                                          -----------  -----------   -----------  -----------    -----------   -----------
 Net realized gain (loss)................  33,549,894    3,074,565    24,484,759   22,599,062      9,128,760     4,984,733
                                          -----------  -----------   -----------  -----------    -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  48,787,704    7,055,940    30,250,450   18,348,882      7,953,886     5,224,000
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  82,337,598   10,130,505    54,735,209   40,947,944     17,082,646    10,208,733
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $88,757,776  $11,601,166   $60,061,499  $40,553,250    $16,940,058   $10,104,928
                                          ===========  ===========   ===========  ===========    ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                            BLACKROCK
                                             AXA/LOOMIS      GLOBAL      CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  CLEARBRIDGE
                                               SAYLES    ALLOCATION V.I. MULTI-SECTOR SMALL CAP   SMALL CAP   VARIABLE MID
                                              GROWTH*         FUND          BOND*      GROWTH*      VALUE*    CAP PORTFOLIO
                                             ----------  --------------- ------------ ----------  ----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............ $   62,002     $ 54,567     $ 1,183,840  $  316,463  $  435,634     $   428
 Expenses:
   Asset-based charges......................     90,724           --         327,709      17,584      73,352          --
                                             ----------     --------     -----------  ----------  ----------     -------

NET INVESTMENT INCOME (LOSS)................    (28,722)      54,567         856,131     298,879     362,282         428
                                             ----------     --------     -----------  ----------  ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..    397,957       21,599      (1,408,166)    504,099   1,520,462       1,010
   Net realized gain distribution from the
    Portfolios..............................    975,741       51,123              --     277,470          --      12,475
                                             ----------     --------     -----------  ----------  ----------     -------
 Net realized gain (loss)...................  1,373,698       72,722      (1,408,166)    781,569   1,520,462      13,485
                                             ----------     --------     -----------  ----------  ----------     -------

 Net change in unrealized appreciation
   (depreciation) of investments............  8,459,226      397,048       1,923,410   1,438,055   1,285,931      (2,667)
                                             ----------     --------     -----------  ----------  ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................  9,832,924      469,770         515,244   2,219,624   2,806,393      10,818
                                             ----------     --------     -----------  ----------  ----------     -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................. $9,804,202     $524,337     $ 1,371,375  $2,518,503  $3,168,675     $11,246
                                             ==========     ========     ===========  ==========  ==========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              EQ/BLACKROCK EQ/CAPITAL
                                              BASIC VALUE   GUARDIAN    EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500 EQ/GLOBAL
                                                EQUITY*    RESEARCH*   STOCK INDEX*    INDEX*       INDEX*     BOND PLUS*
                                              ------------ ----------- ------------ ------------ ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............. $ 2,885,230  $   925,983 $ 21,129,489  $ 827,716   $ 11,873,254  $    7,212
 Expenses:
   Asset-based charges.......................     692,983      567,721    8,487,490    174,885      2,804,026      45,410
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET INVESTMENT INCOME (LOSS).................   2,192,247      358,262   12,641,999    652,831      9,069,228     (38,198)
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...   9,091,685    6,093,761   64,211,978   (105,358)    42,386,381    (373,414)
   Net realized gain distribution from the
    Portfolios...............................          --    6,631,491           --         --      7,300,713          --
                                              -----------  ----------- ------------  ---------   ------------  ----------
 Net realized gain (loss)....................   9,091,685   12,725,252   64,211,978   (105,358)    49,687,094    (373,414)
                                              -----------  ----------- ------------  ---------   ------------  ----------

 Net change in unrealized appreciation
   (depreciation) of investments.............   4,122,849   12,658,249  218,283,989    185,629     94,757,414   1,147,392
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................  13,214,534   25,383,501  282,495,967     80,271    144,444,508     773,978
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS................... $15,406,781  $25,741,763 $295,137,966  $ 733,102   $153,513,736  $  735,780
                                              ===========  =========== ============  =========   ============  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                        EQ/INTERMEDIATE                              EQ/JPMORGAN
                                          GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO     VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                             BOND*       EQUITY INDEX*   COMSTOCK*  OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                        --------------- ---------------- ---------- -------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......    $ 762,376      $ 8,308,093    $  215,216   $  372,299    $ 1,126,712   $  505,881
 Expenses:
   Asset-based charges.................      223,234        1,404,977        51,812      162,776        623,287       72,857
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET INVESTMENT INCOME (LOSS)...........      539,142        6,903,116       163,404      209,523        503,425      433,024
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................      228,394       (5,487,166)      698,834    2,749,220      5,573,154      760,022
   Net realized gain distribution
    from the Portfolios................       50,588               --            --    4,567,669      6,247,310      913,199
                                           ---------      -----------    ----------   ----------    -----------   ----------
 Net realized gain (loss)..............      278,982       (5,487,166)      698,834    7,316,889     11,820,464    1,673,221
                                           ---------      -----------    ----------   ----------    -----------   ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     (714,718)      62,115,735     3,616,119     (459,157)    24,348,871    1,055,188
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     (435,736)      56,628,569     4,314,953    6,857,732     36,169,335    2,728,409
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............    $ 103,406      $63,531,685    $4,478,357   $7,067,255    $36,672,760   $3,161,433
                                           =========      ===========    ==========   ==========    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                 EQ/MFS
                                              INTERNATIONAL  EQ/MID CAP  EQ/MONEY EQ/PIMCO ULTRA EQ/QUALITY    EQ/SMALL
                                                 GROWTH*       INDEX*    MARKET*   SHORT BOND*   BOND PLUS* COMPANY INDEX*
                                              ------------- -----------  -------- -------------- ---------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............  $   376,950  $ 1,367,420  $619,077    $424,466    $ 554,527   $ 1,005,915
 Expenses:
   Asset-based charges.......................      103,707      424,982   617,183      86,075      199,306       205,995
                                               -----------  -----------  --------    --------    ---------   -----------

NET INVESTMENT INCOME (LOSS).................      273,243      942,438     1,894     338,391      355,221       799,920
                                               -----------  -----------  --------    --------    ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...    1,299,190    7,654,101     1,093      (4,530)    (558,474)    2,300,530
   Net realized gain distribution from the
    Portfolios...............................    1,703,344   13,150,284     3,021          --           --     7,332,338
                                               -----------  -----------  --------    --------    ---------   -----------
 Net realized gain (loss)....................    3,002,534   20,804,385     4,114      (4,530)    (558,474)    9,632,868
                                               -----------  -----------  --------    --------    ---------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    8,871,531     (921,700)      632     180,974      701,106     1,718,087
                                               -----------  -----------  --------    --------    ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................   11,874,065   19,882,685     4,746     176,444      142,632    11,350,955
                                               -----------  -----------  --------    --------    ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................  $12,147,308  $20,825,123  $  6,640    $514,835    $ 497,853   $12,150,875
                                               ===========  ===========  ========    ========    =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                FIDELITY(R) VIP                                 FIDELITY(R) VIP
                                      EQ/T. ROWE                ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP   GOVERNMENT
                                     PRICE GROWTH EQ/UBS GROWTH     GROWTH       CONTRAFUND(R)   EQUITY-INCOME   MONEY MARKET
                                        STOCK*      & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------ ------------- --------------- --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $        --   $   42,467      $ 15,860       $   759,920      $ 26,477         $6,057
 Expenses:
   Asset-based charges..............     287,380       49,727            --           368,250            --             --
                                     -----------   ----------      --------       -----------      --------         ------

NET INVESTMENT INCOME (LOSS)........    (287,380)      (7,260)       15,860           391,670        26,477          6,057
                                     -----------   ----------      --------       -----------      --------         ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   5,616,951      308,550        19,058           834,290        (3,246)            --
   Net realized gain distribution
    from the Portfolios.............   8,907,698      960,210       191,876         5,202,424        37,033             --
                                     -----------   ----------      --------       -----------      --------         ------
 Net realized gain (loss)...........  14,524,649    1,268,760       210,934         6,036,714        33,787             --
                                     -----------   ----------      --------       -----------      --------         ------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  12,054,306    1,320,196        26,312        11,806,589       149,822             --
                                     -----------   ----------      --------       -----------      --------         ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  26,578,955    2,588,956       237,246        17,843,303       183,609             --
                                     -----------   ----------      --------       -----------      --------         ------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $26,291,575   $2,581,696      $253,106       $18,234,973      $210,086         $6,057
                                     ===========   ==========      ========       ===========      ========         ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                             FIDELITY(R) VIP                 FIDELITY(R) VIP                                     FIDELITY(R) VIP
                                GROWTH &     FIDELITY(R) VIP   INVESTMENT                        FIDELITY(R) VIP      VALUE
                                 INCOME        HIGH INCOME     GRADE BOND    FIDELITY(R) VIP MID      VALUE        STRATEGIES
                                PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO       PORTFOLIO       PORTFOLIO
                             --------------- --------------- --------------- ------------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $  104,111       $193,518        $370,838         $  138,534         $  8,342        $  5,354
 Expenses:
   Asset-based charges......       22,315             --              --             48,495               --              --
                               ----------       --------        --------         ----------         --------        --------

NET INVESTMENT INCOME
 (LOSS).....................       81,796        193,518         370,838             90,039            8,342           5,354
                               ----------       --------        --------         ----------         --------        --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...      224,308        (41,290)        111,233            154,360           23,799          (1,367)
   Net realized gain
    distribution from the
    Portfolios..............      234,707             --         102,520          1,176,604           21,142          87,148
                               ----------       --------        --------         ----------         --------        --------
 Net realized gain (loss)...      459,015        (41,290)        213,753          1,330,964           44,941          85,781
                               ----------       --------        --------         ----------         --------        --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............      950,418         96,590         209,639          3,659,520           59,005         (21,373)
                               ----------       --------        --------         ----------         --------        --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    1,409,433         55,300         423,392          4,990,484          103,946          64,408
                               ----------       --------        --------         ----------         --------        --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $1,491,229       $248,818        $794,230         $5,080,523         $112,288        $ 69,762
                               ==========       ========        ========         ==========         ========        ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                        FRANKLIN    FRANKLIN RISING FRANKLIN SMALL    FRANKLIN     GOLDMAN SACHS INVESCO V.I.
                                      MUTUAL SHARES  DIVIDENDS VIP  CAP VALUE VIP     STRATEGIC     VIT MID CAP   DIVERSIFIED
                                        VIP FUND         FUND            FUND      INCOME VIP FUND  VALUE FUND   DIVIDEND FUND
                                      ------------- --------------- -------------- --------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....   $246,135      $   830,116     $   58,113     $  950,535     $   60,569    $  209,275
 Expenses:
   Asset-based charges...............     20,479          156,010         27,483         74,604         26,477            --
                                        --------      -----------     ----------     ----------     ----------    ----------

NET INVESTMENT INCOME (LOSS).........    225,656          674,106         30,630        875,931         34,092       209,275
                                        --------      -----------     ----------     ----------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................    187,875          599,928       (119,565)      (588,707)      (237,903)      411,548
   Net realized gain distribution
    from the Portfolios..............    446,360        1,977,252        794,802             --        685,996       481,551
                                        --------      -----------     ----------     ----------     ----------    ----------
 Net realized gain (loss)............    634,235        2,577,180        675,237       (588,707)       448,093       893,099
                                        --------      -----------     ----------     ----------     ----------    ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................     (6,575)       6,998,674        424,449      1,076,759        733,455        15,062
                                        --------      -----------     ----------     ----------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............    627,660        9,575,854      1,099,686        488,052      1,181,548       908,161
                                        --------      -----------     ----------     ----------     ----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....   $853,316      $10,249,960     $1,130,316     $1,363,983     $1,215,640    $1,117,436
                                        ========      ===========     ==========     ==========     ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                       GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP DIVIDEND
                                       ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND   OPPORTUNITIES   IVY VIP ENERGY
                                       ------------ ------------- ---------------- ------------ ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......  $1,111,703   $  443,302       $ 11,003       $     --       $ 10,139      $   112,760
 Expenses:
   Asset-based charges................      74,991       62,745          8,838         10,054             --           46,207
                                        ----------   ----------       --------       --------       --------      -----------

NET INVESTMENT INCOME (LOSS)..........   1,036,712      380,557          2,165        (10,054)        10,139           66,553
                                        ----------   ----------       --------       --------       --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.......................     254,401      887,652        (36,299)       (70,319)        10,771       (1,327,966)
   Net realized gain distribution
    from the Portfolios...............     605,723           --         72,436        241,210         26,181               --
                                        ----------   ----------       --------       --------       --------      -----------
 Net realized gain (loss).............     860,124      887,652         36,137        170,891         36,952       (1,327,966)
                                        ----------   ----------       --------       --------       --------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments........................   2,415,867    5,539,640        430,480        482,329         85,655       (1,852,941)
                                        ----------   ----------       --------       --------       --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS................   3,275,991    6,427,292        466,617        653,220        122,607       (3,180,907)
                                        ----------   ----------       --------       --------       --------      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.....  $4,312,703   $6,807,849       $468,782       $643,166       $132,746      $(3,114,354)
                                        ==========   ==========       ========       ========       ========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                     LAZARD
                                                                                                   RETIREMENT      MFS(R)
                                                                   IVY VIP SCIENCE                  EMERGING    INTERNATIONAL
                                      IVY VIP HIGH IVY VIP MID CAP       AND       IVY VIP SMALL MARKETS EQUITY     VALUE
                                         INCOME        GROWTH        TECHNOLOGY     CAP GROWTH     PORTFOLIO      PORTFOLIO
                                      ------------ --------------- --------------- ------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....  $1,699,652    $       --      $       --     $       --    $ 1,091,736    $ 1,238,122
 Expenses:
   Asset-based charges...............      60,608        65,118          55,927         23,455        113,984        199,786
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET INVESTMENT INCOME (LOSS).........   1,639,044       (65,118)        (55,927)       (23,455)       977,752      1,038,336
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................    (243,257)      418,209         574,569       (126,914)     1,859,951      2,867,199
   Net realized gain distribution
    from the Portfolios..............          --       843,406       2,405,827        234,118             --         90,270
                                       ----------    ----------      ----------     ----------    -----------    -----------
 Net realized gain (loss)............    (243,257)    1,261,615       2,980,396        107,204      1,859,951      2,957,469
                                       ----------    ----------      ----------     ----------    -----------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................     520,815     5,684,352       4,359,672      2,025,126     10,959,347     17,111,049
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............     277,558     6,945,967       7,340,068      2,132,330     12,819,298     20,068,518
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....  $1,916,602    $6,880,849      $7,284,141     $2,108,875    $13,797,050    $21,106,854
                                       ==========    ==========      ==========     ==========    ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                          MFS(R)
                                                       MASSACHUSETTS
                                                         INVESTORS                    MULTIMANAGER               MULTIMANAGER
                                      MFS(R) INVESTORS GROWTH STOCK  MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER   MID CAP
                                        TRUST SERIES     PORTFOLIO        SERIES        EQUITY*      CORE BOND*    GROWTH*
                                      ---------------- ------------- ---------------- ------------  ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....     $ 18,789      $   17,092       $ 93,254     $    658,665  $ 1,364,164   $       --
 Expenses:
   Asset-based charges...............        9,072          10,736             --        2,254,528      167,580       75,591
                                          --------      ----------       --------     ------------  -----------   ----------

NET INVESTMENT INCOME (LOSS).........        9,717           6,356         93,254       (1,595,863)   1,196,584      (75,591)
                                          --------      ----------       --------     ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................       26,937           3,113        (94,410)      19,467,828   (1,016,350)    (320,175)
   Net realized gain distribution
    from the Portfolios..............      134,637         213,559             --               --           --    2,212,944
                                          --------      ----------       --------     ------------  -----------   ----------
 Net realized gain (loss)............      161,574         216,672        (94,410)      19,467,828   (1,016,350)   1,892,769
                                          --------      ----------       --------     ------------  -----------   ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................      484,584         790,808        314,357       90,566,246    1,627,190    4,700,332
                                          --------      ----------       --------     ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............      646,158       1,007,480        219,947      110,034,074      610,840    6,593,101
                                          --------      ----------       --------     ------------  -----------   ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....     $655,875      $1,013,836       $313,201     $108,438,211  $ 1,807,424   $6,517,510
                                          ========      ==========       ========     ============  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                   PIMCO
                                                                               COMMODITYREAL
                                                                     NATURAL     RETURN(R)   PIMCO REAL PIMCO TOTAL
                                         MULTIMANAGER  MULTIMANAGER RESOURCES    STRATEGY      RETURN     RETURN
                                        MID CAP VALUE* TECHNOLOGY*  PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
                                        -------------- ------------ ---------  ------------- ---------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $   307,715   $     4,663  $      --   $ 1,058,739  $ 537,419  $1,182,994
 Expenses:
   Asset-based charges.................      160,655       434,997         --        16,255     43,289     153,668
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET INVESTMENT INCOME (LOSS)...........      147,060      (430,334)        --     1,042,484    494,130   1,029,326
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    5,540,659     6,457,720    314,388    (1,020,101)  (439,868)   (550,180)
   Net realized gain distribution
    from the Portfolios................           --     9,900,435         --            --         --          --
                                         -----------   -----------  ---------   -----------  ---------  ----------
 Net realized gain (loss)..............    5,540,659    16,358,155    314,388    (1,020,101)  (439,868)   (550,180)
                                         -----------   -----------  ---------   -----------  ---------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   (2,234,798)   19,494,100   (382,799)      202,280    742,968   2,218,288
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................    3,305,861    35,852,255    (68,411)     (817,821)   303,100   1,668,108
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $ 3,452,921   $35,421,921  $ (68,411)  $   224,663  $ 797,230  $2,697,434
                                         ===========   ===========  =========   ===========  =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                         T. ROWE PRICE
                                          T. ROWE PRICE      HEALTH
                                          EQUITY INCOME     SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045
                                          PORTFOLIO - II PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                          -------------- -------------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  202,659     $       --    $ 24,923    $102,366    $ 42,630    $ 23,518
 Expenses:
   Asset-based charges...................       35,136             --          --       6,486       2,063         305
                                            ----------     ----------    --------    --------    --------    --------

NET INVESTMENT INCOME (LOSS).............      167,523             --      24,923      95,880      40,567      23,213
                                            ----------     ----------    --------    --------    --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      315,458        162,643      26,268      75,888      31,591      34,871
   Net realized gain distribution from
    the Portfolios.......................    1,315,483        268,149      47,444          --          --          --
                                            ----------     ----------    --------    --------    --------    --------
 Net realized gain (loss)................    1,630,941        430,792      73,712      75,888      31,591      34,871
                                            ----------     ----------    --------    --------    --------    --------

 Net change in unrealized appreciation
   (depreciation) of investments.........      134,619        969,308      74,452     602,049     308,373     176,698
                                            ----------     ----------    --------    --------    --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    1,765,560      1,400,100     148,164     677,937     339,964     211,569
                                            ----------     ----------    --------    --------    --------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $1,933,083     $1,400,100    $173,087    $773,817    $380,531    $234,782
                                            ==========     ==========    ========    ========    ========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                           TEMPLETON                                          VANGUARD
                                                          DEVELOPING   TEMPLETON  TEMPLETON  VANECK VIP  VARIABLE INSURANCE
                                              TARGET 2055 MARKETS VIP GLOBAL BOND GROWTH VIP GLOBAL HARD FUND - EQUITY INDEX
                                              ALLOCATION*    FUND      VIP FUND      FUND    ASSETS FUND      PORTFOLIO
                                              ----------- ----------- ----------- ---------- ----------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............   $ 7,897   $  127,845  $       --   $ 79,397   $      --      $  140,531
 Expenses:
   Asset-based charges.......................       289       26,126      82,617     12,609      25,308          47,431
                                                -------   ----------  ----------   --------   ---------      ----------

NET INVESTMENT INCOME (LOSS).................     7,608      101,719     (82,617)    66,788     (25,308)         93,100
                                                -------   ----------  ----------   --------   ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...    12,353        4,178    (707,906)   (35,835)   (542,822)        550,033
   Net realized gain distribution from the
    Portfolios...............................        --           --     141,185         --          --         240,028
                                                -------   ----------  ----------   --------   ---------      ----------
 Net realized gain (loss)....................    12,353        4,178    (566,721)   (35,835)   (542,822)        790,061
                                                -------   ----------  ----------   --------   ---------      ----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    70,907    4,129,479   1,332,521    790,464     284,049         625,587
                                                -------   ----------  ----------   --------   ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................    83,260    4,133,657     765,800    754,629    (258,773)      1,415,648
                                                -------   ----------  ----------   --------   ---------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................   $90,868   $4,235,376  $  683,183   $821,417   $(284,081)     $1,508,748
                                                =======   ==========  ==========   ========   =========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                   1290 VT
                                                                                                 DOUBLELINE
                                                   1290 VT CONVERTIBLE    1290 VT DOUBLELINE    OPPORTUNISTIC
                                                    SECURITIES*(A)       DYNAMIC ALLOCATION*      BOND*(B)
                                                   ------------------  -----------------------  -------------
                                                     2017      2016        2017        2016         2017
                                                   --------   ------   -----------  ----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 14,184   $  317   $    63,423  $  133,365    $  3,325
 Net realized gain (loss).........................   15,721        6       612,239      54,196         141
 Net change in unrealized appreciation
   (depreciation) of investments..................  (19,816)     (51)      314,599     522,235      (2,459)
                                                   --------   ------   -----------  ----------    --------

 Net increase (decrease) in net assets resulting
   from operations................................   10,089      272       990,261     709,796       1,007
                                                   --------   ------   -----------  ----------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   22,985      607     2,164,531   2,399,901      13,745
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  571,621    8,392       479,653   1,166,452     187,672
 Redemptions for contract benefits and
   terminations...................................       --       --       (42,259)    (46,021)         --
 Contract maintenance charges.....................   (8,900)    (545)     (776,878)   (634,530)     (2,463)
                                                   --------   ------   -----------  ----------    --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  585,706    8,454     1,825,047   2,885,802     198,954
                                                   --------   ------   -----------  ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS.............  595,795    8,726     2,815,308   3,595,598     199,961
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........    8,726       --     9,492,141   5,896,543          --
                                                   --------   ------   -----------  ----------    --------

NET ASSETS -- END OF YEAR OR PERIOD............... $604,521   $8,726   $12,307,449  $9,492,141    $199,961
                                                   ========   ======   ===========  ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.
(b)Units were made available on May 19, 2017.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                             1290 VT GAMCO MERGERS       1290 VT GAMCO SMALL
                                                  1290 VT EQUITY INCOME*        & ACQUISITIONS*            COMPANY VALUE*
                                                 ------------------------  ------------------------  --------------------------
                                                     2017         2016         2017         2016         2017          2016
                                                 -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   312,075  $   333,159  $    (9,548) $   (33,777) $    748,534  $    438,779
 Net realized gain (loss).......................   1,603,780    2,128,844      892,978      815,427    20,994,949    11,497,248
 Net change in unrealized appreciation
   (depreciation) of investments................   1,166,705     (102,790)       3,765      253,253     5,308,912    20,499,239
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations....................   3,082,560    2,359,213      887,195    1,034,903    27,052,395    32,435,266
                                                 -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   1,314,128    1,477,442    1,446,603    1,262,912    14,715,495    13,144,702
 Transfers between Variable Investment Options
   including guaranteed interest account, net...    (409,866)    (984,626)    (163,664)    (962,796)   (5,116,218)   (6,071,993)
 Redemptions for contract benefits and
   terminations.................................    (647,739)    (828,709)    (370,720)    (401,048)   (5,818,950)   (4,766,318)
 Contract maintenance charges...................    (728,372)    (762,224)    (462,204)    (496,212)   (5,980,113)   (5,816,422)
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...    (471,849)  (1,098,117)     450,015     (597,144)   (2,199,786)   (3,510,031)
                                                 -----------  -----------  -----------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS...........   2,610,711    1,261,096    1,337,210      437,759    24,852,609    28,925,235
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  20,040,559   18,779,463   14,854,786   14,417,027   172,874,140   143,948,905
                                                 -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............. $22,651,270  $20,040,559  $16,191,996  $14,854,786  $197,726,749  $172,874,140
                                                 ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         1290 VT SMARTBETA     1290 VT SOCIALLY             ALL ASSET
                                                            EQUITY*(A)           RESPONSIBLE*           GROWTH-ALT 20*(C)
                                                        ------------------  ----------------------  ------------------------
                                                          2017      2016       2017        2016         2017         2016
                                                        --------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $  6,663  $    902  $   22,629  $   23,204  $   370,223  $   224,868
 Net realized gain (loss)..............................   22,537      (146)    601,202     144,467      834,875      446,113
 Net change in unrealized appreciation (depreciation)
   of investments......................................   44,110      (387)    (28,706)     74,433    2,422,878    1,046,339
                                                        --------  --------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   73,310       369     595,125     242,104    3,627,976    1,717,320
                                                        --------  --------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   76,181   146,022     204,225     182,500    4,217,718    2,820,457
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  296,031    38,607     235,718     509,706    3,884,575     (926,044)
 Redemptions for contract benefits and terminations....   (7,598)       --     (54,567)   (166,029)  (1,123,996)    (372,208)
 Contract maintenance charges..........................  (20,971)   (3,851)    (99,583)    (97,511)  (1,370,437)  (1,060,367)
                                                        --------  --------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  343,643   180,778     285,793     428,666    5,607,860      461,838
                                                        --------  --------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..................  416,953   181,147     880,918     670,770    9,235,836    2,179,158
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  181,147        --   2,640,753   1,969,983   19,692,799   17,513,641
                                                        --------  --------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $598,100  $181,147  $3,521,671  $2,640,753  $28,928,635  $19,692,799
                                                        ========  ========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 AMERICAN FUNDS
                                                                               INSURANCE SERIES(R)        AMERICAN FUNDS
                                                      AMERICAN CENTURY VP         GLOBAL SMALL       INSURANCE SERIES(R) NEW
                                                      MID CAP VALUE FUND     CAPITALIZATION FUND/SM/      WORLD FUND(R)
                                                   ------------------------  ----------------------  -----------------------
                                                       2017         2016        2017        2016         2017        2016
                                                   -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   604,240  $   533,716  $   11,123  $   (2,520) $    72,376  $   34,520
 Net realized gain (loss).........................   2,713,909    2,816,010    (177,465)    439,765       41,899    (421,874)
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,309,587    5,253,661   1,384,139    (347,616)   2,374,832     721,997
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   5,627,736    8,603,387   1,217,797      89,629    2,489,107     334,643
                                                   -----------  -----------  ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,836,775    4,019,716     864,377     799,536    1,605,340   1,549,169
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (2,983,959)   6,669,097   1,467,288     (24,235)   1,208,476     566,069
 Redemptions for contract benefits and
   terminations...................................  (1,213,027)  (1,051,933)   (113,887)   (172,649)     (76,397)   (317,722)
 Contract maintenance charges.....................  (1,453,077)  (1,164,862)   (186,450)   (175,699)    (374,039)   (305,618)
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (813,288)   8,472,018   2,031,328     426,953    2,363,380   1,491,898
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --          --          --           --         101
                                                   -----------  -----------  ----------  ----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   4,814,448   17,075,405   3,249,125     516,582    4,852,487   1,826,642
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  50,922,234   33,846,829   4,107,319   3,590,737    7,858,144   6,031,502
                                                   -----------  -----------  ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $55,736,682  $50,922,234  $7,356,444  $4,107,319  $12,710,631  $7,858,144
                                                   ===========  ===========  ==========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           AXA 400 MANAGED         AXA 500 MANAGED        AXA 2000 MANAGED
                                                             VOLATILITY*             VOLATILITY*             VOLATILITY*
                                                       ----------------------  ----------------------  ----------------------
                                                          2017        2016        2017        2016        2017        2016
                                                       ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   24,791  $   19,855  $   78,318  $   61,127  $   20,351  $   14,551
 Net realized gain (loss).............................    525,871     229,251     386,416     223,172     327,501      64,440
 Net change in unrealized appreciation (depreciation)
   of investments.....................................    136,239     366,181   1,023,722     376,254     146,767     450,055
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations.........................................    686,901     615,287   1,488,456     660,553     494,619     529,046
                                                       ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................    386,328     289,871   1,030,494     593,924     396,055     338,614
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........    390,864     517,998     983,229     512,631     544,488     340,679
 Redemptions for contract benefits and terminations...    (97,331)   (168,916)   (256,066)   (230,688)    (90,180)    (70,223)
 Contract maintenance charges.........................   (199,662)   (168,540)   (390,590)   (329,444)   (154,578)   (132,706)
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................    480,199     470,413   1,367,067     546,423     695,785     476,364
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP...................         --          15          --          10          --           5
                                                       ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.................  1,167,100   1,085,715   2,855,523   1,206,986   1,190,404   1,005,415
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  4,245,720   3,160,005   6,887,041   5,680,055   3,289,364   2,283,949
                                                       ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD................... $5,412,820  $4,245,720  $9,742,564  $6,887,041  $4,479,768  $3,289,364
                                                       ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA AGGRESSIVE                                      AXA CONSERVATIVE
                                                        ALLOCATION*          AXA BALANCED STRATEGY*          ALLOCATION*
                                                --------------------------  ------------------------  ------------------------
                                                    2017          2016          2017         2016         2017         2016
                                                ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  1,959,042  $  1,021,742  $   453,939  $   233,093  $   223,213  $   193,150
 Net realized gain (loss)......................    7,663,915     7,911,077      611,887      503,223      639,878      271,069
 Net change in unrealized appreciation
   (depreciation) of investments...............   15,671,433     2,182,227    1,889,026      792,298      510,514      360,876
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   25,294,390    11,115,046    2,954,852    1,528,614    1,373,605      825,095
                                                ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    9,347,431     9,864,911    6,324,025    6,689,508    2,307,432    2,309,727
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (2,743,640)   (6,379,303)   2,576,437   (1,036,578)  (2,239,253)    (513,165)
 Redemptions for contract benefits and
   terminations................................   (6,733,933)   (6,325,982)    (409,625)  (1,088,440)  (2,283,420)  (1,811,762)
 Contract maintenance charges..................   (5,688,391)   (6,222,434)  (2,677,758)  (2,488,219)  (2,122,093)  (2,279,038)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (5,818,533)   (9,062,808)   5,813,079    2,076,271   (4,337,334)  (2,294,238)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........      (31,623)           --           --       14,500           --           --
                                                ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   19,444,234     2,052,238    8,767,931    3,619,385   (2,963,729)  (1,469,143)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  136,873,628   134,821,390   27,826,342   24,206,957   31,589,202   33,058,345
                                                ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $156,317,862  $136,873,628  $36,594,273  $27,826,342  $28,625,473  $31,589,202
                                                ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA CONSERVATIVE        AXA CONSERVATIVE       AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY*            STRATEGY*               ALLOCATION*
                                                   ----------------------  ----------------------  ------------------------
                                                      2017        2016        2017        2016         2017         2016
                                                   ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   88,733  $   52,413  $   27,652  $   22,659  $   309,086  $   211,365
 Net realized gain (loss).........................    166,986      80,088      60,286      14,809    1,183,492      829,567
 Net change in unrealized appreciation
   (depreciation) of investments..................    270,462     148,605      25,697      34,505    1,119,606      484,464
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    526,181     281,106     113,635      71,973    2,612,184    1,525,396
                                                   ----------  ----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,206,742   1,093,064     456,114     500,004    3,410,318    2,586,697
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    476,425     (60,827)   (355,590)     71,818     (207,373)     184,299
 Redemptions for contract benefits and
   terminations...................................   (331,042)   (131,887)   (100,328)     (5,164)  (2,659,574)  (1,941,637)
 Contract maintenance charges.....................   (601,525)   (558,367)   (263,328)   (259,962)  (2,465,048)  (2,456,452)
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    750,600     341,983    (263,132)    306,696   (1,921,677)  (1,627,093)
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........         --          --          --          --       74,999           --
                                                   ----------  ----------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............  1,276,781     623,089    (149,497)    378,669      765,506     (101,697)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  6,162,245   5,539,156   2,805,435   2,426,766   31,905,594   32,007,291
                                                   ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $7,439,026  $6,162,245  $2,655,938  $2,805,435  $32,671,100  $31,905,594
                                                   ==========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA GLOBAL EQUITY                                 AXA INTERNATIONAL CORE
                                                     MANAGED VOLATILITY*       AXA GROWTH STRATEGY*       MANAGED VOLATILITY*
                                                 --------------------------  ------------------------  ------------------------
                                                     2017          2016          2017         2016         2017         2016
                                                 ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  1,015,237  $    731,156  $   882,830  $   451,368  $   824,176  $    (3,638)
 Net realized gain (loss).......................    4,468,932     2,379,123      971,201      956,018      786,097     (283,756)
 Net change in unrealized appreciation
   (depreciation) of investments................   26,555,167     2,017,317    5,354,237    2,295,592   12,137,220      314,892
                                                 ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   32,039,336     5,127,596    7,208,268    3,702,978   13,747,493       27,498
                                                 ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    6,738,265     7,372,294   10,223,898    9,991,781    2,991,332    5,875,954
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (6,578,272)   (7,713,908)    (625,154)    (853,513)  (6,727,082)  (1,522,348)
 Redemptions for contract benefits and
   terminations.................................   (8,091,897)   (6,590,312)  (1,160,377)  (1,639,065)  (2,644,300)  (1,718,904)
 Contract maintenance charges...................   (5,858,570)   (6,420,841)  (3,772,921)  (3,649,848)  (2,463,324)  (4,689,766)
                                                 ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (13,790,474)  (13,352,767)   4,665,446    3,849,355   (8,843,374)  (2,055,064)
                                                 ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........   18,248,862    (8,225,171)  11,873,714    7,552,333    4,904,119   (2,027,566)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  130,329,185   138,554,356   50,167,349   42,615,016   58,423,982   60,451,548
                                                 ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $148,578,047  $130,329,185  $62,041,063  $50,167,349  $63,328,101  $58,423,982
                                                 ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA INTERNATIONAL     AXA INTERNATIONAL VALUE     AXA LARGE CAP CORE
                                                     MANAGED VOLATILITY*      MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                                   ----------------------  ------------------------  ------------------------
                                                      2017        2016         2017         2016         2017         2016
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   62,830  $   25,470  $ 1,270,298  $    96,419  $   240,962  $   243,569
 Net realized gain (loss).........................     36,065     (55,007)     869,487     (566,385)   3,065,377      991,539
 Net change in unrealized appreciation
   (depreciation) of investments..................    503,911      77,659   14,475,642      714,364    2,433,165    1,240,905
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    602,806      48,122   16,615,427      244,398    5,739,504    2,476,013
                                                   ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    322,549     258,850    4,590,922    4,989,132    1,068,994      982,906
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    435,035     324,631   (2,152,559)  (1,294,986)    (696,150)    (473,431)
 Redemptions for contract benefits and
   terminations...................................    (83,371)    (58,568)  (4,754,791)  (3,479,513)  (1,019,355)    (764,867)
 Contract maintenance charges.....................   (105,347)    (94,528)  (4,025,456)  (4,277,256)  (1,139,899)  (1,222,377)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    568,866     430,385   (6,341,884)  (4,062,623)  (1,786,410)  (1,477,769)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........         --          (6)          --           --           --           --
                                                   ----------  ----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............  1,171,672     478,501   10,273,543   (3,818,225)   3,953,094      998,244
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  2,386,065   1,907,564   74,769,851   78,588,076   27,205,650   26,207,406
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,557,737  $2,386,065  $85,043,394  $74,769,851  $31,158,744  $27,205,650
                                                   ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                AXA LARGE CAP GROWTH         AXA LARGE CAP VALUE          AXA MID CAP VALUE
                                                 MANAGED VOLATILITY*         MANAGED VOLATILITY*         MANAGED VOLATILITY*
                                             --------------------------  --------------------------  --------------------------
                                                 2017          2016          2017          2016          2017          2016
                                             ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............... $    166,666  $    324,849  $  4,232,495  $  4,569,778  $  1,330,515  $  1,576,295
 Net realized gain (loss)...................   33,443,063    18,652,326     7,411,354     3,020,639    24,257,383     9,980,366
 Net change in unrealized appreciation
   (depreciation) of investments............   30,503,643    (7,823,777)   38,606,026    44,657,644    (1,880,050)   19,837,733
                                             ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations................   64,113,372    11,153,398    50,249,875    52,248,061    23,707,848    31,394,394
                                             ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......   11,169,949    11,705,743    18,993,249    20,649,462     8,907,612     9,864,488
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net.............................   (8,156,800)   (8,359,992)   (8,782,703)  (15,052,188)   (5,021,819)   (8,142,837)
 Redemptions for contract benefits and
   terminations.............................  (13,253,721)  (11,398,675)  (19,995,812)  (19,914,582)  (10,991,520)  (10,334,986)
 Contract maintenance charges...............  (10,719,628)  (11,361,414)  (19,831,032)  (21,134,859)   (8,824,427)   (9,349,903)
                                             ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.............................  (20,960,200)  (19,414,338)  (29,616,298)  (35,452,167)  (15,930,154)  (17,963,238)
                                             ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.......   43,153,172    (8,260,940)   20,633,577    16,795,894     7,777,694    13,431,156
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...  232,451,405   240,712,345   395,095,789   378,299,895   208,488,324   195,057,168
                                             ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......... $275,604,577  $232,451,405  $415,729,366  $395,095,789  $216,266,018  $208,488,324
                                             ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    AXA MODERATE            AXA MODERATE GROWTH          AXA MODERATE-PLUS
                                                     ALLOCATION*                 STRATEGY*                  ALLOCATION*
                                             --------------------------  -------------------------  --------------------------
                                                 2017          2016          2017          2016         2017          2016
                                             ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............... $  6,420,178  $  3,358,225  $  1,470,661  $   841,738  $  5,326,290  $  2,949,536
 Net realized gain (loss)...................   33,549,894    24,708,791     3,074,565    1,381,169    24,484,759    19,199,584
 Net change in unrealized appreciation
   (depreciation) of investments............   48,787,704    13,432,298     7,055,940    3,978,652    30,250,450     6,017,192
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations................   88,757,776    41,499,314    11,601,166    6,201,559    60,061,499    28,166,312
                                             ------------  ------------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......   51,984,557    54,789,833    16,955,106   18,535,282    30,922,625    33,579,441
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net.............................  (23,439,763)  (25,133,576)   (5,235,210)  (2,080,867)  (13,791,870)  (11,304,807)
 Redemptions for contract benefits and
   terminations.............................  (36,616,401)  (40,504,899)   (2,442,421)  (1,279,426)  (20,035,880)  (19,454,220)
 Contract maintenance charges...............  (59,886,427)  (64,128,120)   (7,871,256)  (7,354,661)  (20,671,747)  (22,400,885)
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.............................  (67,958,034)  (74,976,762)    1,406,219    7,820,328   (23,576,872)  (19,580,471)
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account FP..       43,284       128,898            --            5            --            --
                                             ------------  ------------  ------------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.......   20,843,026   (33,348,550)   13,007,385   14,021,892    36,484,627     8,585,841
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...  876,292,823   909,641,373    96,609,972   82,588,080   421,007,361   412,421,520
                                             ------------  ------------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......... $897,135,849  $876,292,823  $109,617,357  $96,609,972  $457,491,988  $421,007,361
                                             ============  ============  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA/AB SMALL CAP         AXA/CLEARBRIDGE LARGE
                                                           GROWTH*                  CAP GROWTH*           AXA/JANUS ENTERPRISE*
                                                 --------------------------  -------------------------  ------------------------
                                                     2017          2016          2017         2016          2017         2016
                                                 ------------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   (394,694) $   (187,320) $  (142,588) $   (205,482) $  (103,805) $   (99,233)
 Net realized gain (loss).......................   22,599,062    13,801,123    9,128,760    (1,240,073)   4,984,733     (252,818)
 Net change in unrealized appreciation
   (depreciation) of investments................   18,348,882     7,061,831    7,953,886     1,750,647    5,224,000   (1,594,224)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   40,553,250    20,675,634   16,940,058       305,092   10,104,928   (1,946,275)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    7,554,131     7,693,141    4,838,423     5,580,038    2,965,131    3,215,779
 Transfers between Variable Investment Options
   including guaranteed interest account, net...  (11,355,574)   (7,269,008)  (8,298,014)  (11,952,270)  (1,612,821)  (2,221,434)
 Redemptions for contract benefits and
   terminations.................................   (9,198,838)   (7,441,990)  (2,792,529)   (2,298,184)  (1,517,523)  (1,814,801)
 Contract maintenance charges...................   (6,819,518)   (7,212,492)  (2,396,070)   (2,618,096)  (1,712,287)  (1,823,605)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (19,819,799)  (14,230,349)  (8,648,190)  (11,288,512)  (1,877,500)  (2,644,061)
                                                 ------------  ------------  -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........   20,733,451     6,445,285    8,291,868   (10,983,420)   8,227,428   (4,590,336)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  193,217,741   186,772,456   73,164,202    84,147,622   37,864,359   42,454,695
                                                 ------------  ------------  -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $213,951,192  $193,217,741  $81,456,070  $ 73,164,202  $46,091,787  $37,864,359
                                                 ============  ============  ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     AXA/LOOMIS SAYLES         BLACKROCK GLOBAL         CHARTER/SM/ MULTI-
                                                          GROWTH*            ALLOCATION V.I. FUND          SECTOR BOND*
                                                 ------------------------  -----------------------  -------------------------
                                                     2017         2016        2017         2016         2017          2016
                                                 -----------  -----------  ----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   (28,722) $    15,219  $   54,567  $    56,050  $    856,131  $ 1,328,257
 Net realized gain (loss).......................   1,373,698      619,239      72,722     (687,210)   (1,408,166)  (1,311,696)
 Net change in unrealized appreciation
   (depreciation) of investments................   8,459,226    1,089,265     397,048      947,623     1,923,410    2,133,937
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   9,804,202    1,723,723     524,337      316,463     1,371,375    2,150,498
                                                 -----------  -----------  ----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   2,117,673    1,933,792     666,077      348,252     5,422,140    7,067,675
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     758,988    2,096,929    (983,013)  (5,288,936)   (7,559,971)  (1,003,558)
 Redemptions for contract benefits and
   terminations.................................    (854,075)  (1,287,250)   (299,739)    (239,295)   (3,686,081)  (4,330,063)
 Contract maintenance charges...................  (1,067,048)    (901,691)    (84,536)     (74,102)   (5,304,390)  (7,168,290)
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...     955,538    1,841,780    (701,211)  (5,254,081)  (11,128,302)  (5,434,236)
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........          --           --          --           --         2,264       20,739
                                                 -----------  -----------  ----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  10,759,740    3,565,503    (176,874)  (4,937,618)   (9,754,663)  (3,262,999)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  28,984,264   25,418,761   4,447,826    9,385,444    83,280,111   86,543,110
                                                 -----------  -----------  ----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $39,744,004  $28,984,264  $4,270,952  $ 4,447,826  $ 73,525,448  $83,280,111
                                                 ===========  ===========  ==========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        CHARTER/SM/ SMALL CAP     CHARTER/SM/ SMALL CAP   CLEARBRIDGE VARIABLE
                                                               GROWTH*                   VALUE*           MID CAP PORTFOLIO(A)
                                                      ------------------------  ------------------------  -------------------
                                                          2017         2016         2017         2016       2017       2016
                                                      -----------  -----------  -----------  -----------   --------   ------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $   298,879  $   (17,136) $   362,282  $   294,133  $    428    $   14
 Net realized gain (loss)............................     781,569      487,177    1,520,462      923,055    13,485        77
 Net change in unrealized appreciation
   (depreciation) of investments.....................   1,438,055      430,630    1,285,931    4,905,861    (2,667)      345
                                                      -----------  -----------  -----------  -----------   --------   ------

 Net increase (decrease) in net assets resulting
   from operations...................................   2,518,503      900,671    3,168,675    6,123,049    11,246       436
                                                      -----------  -----------  -----------  -----------   --------   ------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............     726,971      751,514    1,641,842    1,722,381   172,104     4,750
 Transfers between Variable Investment Options
   including guaranteed interest account, net........     372,115     (760,150)  (1,085,607)  (1,352,837)  133,523        --
 Redemptions for contract benefits and terminations..    (773,700)    (689,337)  (1,373,728)  (1,032,261)       --        --
 Contract maintenance charges........................    (495,505)    (520,025)  (1,438,532)  (1,467,365)   (7,634)      (97)
                                                      -----------  -----------  -----------  -----------   --------   ------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................    (170,119)  (1,217,998)  (2,256,025)  (2,130,082)  297,993     4,653
                                                      -----------  -----------  -----------  -----------   --------   ------
NET INCREASE (DECREASE) IN NET ASSETS................   2,348,384     (317,327)     912,650    3,992,967   309,239     5,089
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  10,708,235   11,025,562   30,087,615   26,094,648     5,089        --
                                                      -----------  -----------  -----------  -----------   --------   ------

NET ASSETS -- END OF YEAR OR PERIOD.................. $13,056,619  $10,708,235  $31,000,265  $30,087,615  $314,328    $5,089
                                                      ===========  ===========  ===========  ===========   ========   ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/BLACKROCK BASIC          EQ/CAPITAL GUARDIAN
                                                VALUE EQUITY*                 RESEARCH*              EQ/COMMON STOCK INDEX*
                                         --------------------------  --------------------------  ------------------------------
                                             2017          2016          2017          2016           2017            2016
                                         ------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  2,192,247  $  2,265,248  $    358,262  $    404,875  $   12,641,999  $   15,468,125
 Net realized gain (loss)...............    9,091,685     8,969,467    12,725,252     5,003,809      64,211,978      44,397,340
 Net change in unrealized appreciation
   (depreciation) of investments........    4,122,849    21,558,832    12,658,249     2,371,198     218,283,989      99,844,784
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets
   resulting from operations............   15,406,781    32,793,547    25,741,763     7,779,882     295,137,966     159,710,249
                                         ------------  ------------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   13,455,602    12,264,696     4,622,061     4,688,874      70,697,299      71,880,389
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (10,911,779)   (9,860,608)   (1,570,219)   (5,460,916)    (51,553,674)    (40,196,524)
 Redemptions for contract benefits and
   terminations.........................   (8,952,305)   (9,447,006)   (5,124,897)   (5,519,586)    (69,911,005)    (65,894,227)
 Contract maintenance charges...........   (8,332,179)   (8,625,703)   (4,304,592)   (4,485,548)    (78,128,183)    (82,755,800)
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (14,740,661)  (15,668,621)   (6,377,647)  (10,777,176)   (128,895,563)   (116,966,162)
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account FP..................           --            --            --            --          22,027          84,995
                                         ------------  ------------  ------------  ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS...      666,120    17,124,926    19,364,116    (2,997,294)    166,264,430      42,829,082
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  211,968,037   194,843,111   106,082,055   109,079,349   1,558,631,784   1,515,802,702
                                         ------------  ------------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD..... $212,634,157  $211,968,037  $125,446,171  $106,082,055  $1,724,896,214  $1,558,631,784
                                         ============  ============  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    EQ/CORE BOND INDEX*       EQ/EQUITY 500 INDEX*       EQ/GLOBAL BOND PLUS*
                                                 ------------------------  --------------------------  ------------------------
                                                     2017         2016         2017          2016          2017         2016
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   652,831  $   654,031  $  9,069,228  $  9,370,757  $   (38,198) $   288,496
 Net realized gain (loss).......................    (105,358)     (70,025)   49,687,094    38,245,368     (373,414)    (241,169)
 Net change in unrealized appreciation
   (depreciation) of investments................     185,629       14,802    94,757,414    27,671,628    1,147,392        2,577
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................     733,102      598,808   153,513,736    75,287,753      735,780       49,904
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   4,503,364    4,079,275    48,204,371    35,746,673    1,309,930    1,422,649
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     360,121      721,953   (20,196,036)   (3,028,444)     182,494      248,191
 Redemptions for contract benefits and
   terminations.................................  (2,464,337)  (2,225,369)  (36,962,210)  (26,680,569)  (1,291,439)    (659,549)
 Contract maintenance charges...................  (4,247,393)  (2,746,099)  (29,844,695)  (30,825,758)    (910,448)  (1,022,729)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (1,848,245)    (170,240)  (38,798,570)  (24,788,098)    (709,463)     (11,438)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........          --           --           491         9,261           --           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  (1,115,143)     428,568   114,715,657    50,508,916       26,317       38,466
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  52,883,896   52,455,328   761,150,306   710,641,390   17,058,985   17,020,519
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $51,768,753  $52,883,896  $875,865,963  $761,150,306  $17,085,302  $17,058,985
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                     GOVERNMENT BOND*                INDEX*              EQ/INVESCO COMSTOCK*
                                                 ------------------------  --------------------------  ------------------------
                                                     2017         2016         2017          2016          2017         2016
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   539,142  $   377,082  $  6,903,116  $  6,020,840  $   163,404  $   507,501
 Net realized gain (loss).......................     278,982      693,294    (5,487,166)   (8,440,951)     698,834      467,507
 Net change in unrealized appreciation
   (depreciation) of investments................    (714,718)  (1,010,481)   62,115,735     6,543,078    3,616,119    2,676,230
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................     103,406       59,895    63,531,685     4,122,967    4,478,357    3,651,238
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   4,539,850    4,609,382    25,286,472    19,831,390    1,730,186    1,824,199
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   3,310,355   10,362,801     6,872,058    (4,503,043)   1,456,913   (4,077,037)
 Redemptions for contract benefits and
   terminations.................................  (5,884,857)  (3,476,343)  (16,662,776)  (14,531,820)    (779,354)    (801,030)
 Contract maintenance charges...................  (4,309,219)  (4,554,261)  (17,153,586)  (17,391,516)    (849,883)    (867,923)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (2,343,871)   6,941,579    (1,657,832)  (16,594,989)   1,557,862   (3,921,791)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........         250        5,400            --         4,500           --           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  (2,240,215)   7,006,874    61,873,853   (12,467,522)   6,036,219     (270,553)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  91,231,993   84,225,119   272,649,731   285,117,253   23,676,882   23,947,435
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $88,991,778  $91,231,993  $334,523,584  $272,649,731  $29,713,101  $23,676,882
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH        EQ/LARGE CAP VALUE
                                                     OPPORTUNITIES*                 INDEX*                     INDEX*
                                                ------------------------  --------------------------  ------------------------
                                                    2017         2016         2017          2016          2017         2016
                                                -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   209,523  $   204,187  $    503,425  $    724,859  $   433,024  $   391,871
 Net realized gain (loss)......................   7,316,889    1,942,732    11,820,464    12,720,627    1,673,221    1,452,038
 Net change in unrealized appreciation
   (depreciation) of investments...............    (459,157)   4,210,295    24,348,871    (6,216,885)   1,055,188    1,396,048
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   7,067,255    6,357,214    36,672,760     7,228,601    3,161,433    3,239,957
                                                -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,518,595    2,227,130     6,754,755     6,727,964    2,030,222    1,784,893
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   6,143,448      920,323    (1,668,287)   (4,192,093)     134,283    1,607,417
 Redemptions for contract benefits and
   terminations................................  (1,589,909)  (1,797,927)   (6,160,623)   (5,400,891)    (362,682)    (579,540)
 Contract maintenance charges..................  (1,702,468)  (1,626,290)   (5,350,864)   (5,478,317)    (819,592)    (784,676)
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   5,369,666     (276,764)   (6,425,019)   (8,343,337)     982,231    2,028,094
                                                -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........  12,436,921    6,080,450    30,247,741    (1,114,736)   4,143,664    5,268,051
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  37,915,916   31,835,466   130,353,435   131,468,171   24,844,546   19,576,495
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $50,352,837  $37,915,916  $160,601,176  $130,353,435  $28,988,210  $24,844,546
                                                ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  EQ/MFS INTERNATIONAL
                                                         GROWTH*               EQ/MID CAP INDEX*           EQ/MONEY MARKET*
                                                ------------------------  --------------------------  --------------------------
                                                    2017         2016         2017          2016          2017          2016
                                                -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   273,243  $   289,861  $    942,438  $    889,402  $      1,894  $   (612,518)
 Net realized gain (loss)......................   3,002,534      337,809    20,804,385    11,276,930         4,114        (1,696)
 Net change in unrealized appreciation
   (depreciation) of investments...............   8,871,531       31,862      (921,700)    8,768,218           632         1,672
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................  12,147,308      659,532    20,825,123    20,934,550         6,640      (612,542)
                                                -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,747,437    2,786,492    13,989,156     7,136,844    74,309,383    70,207,193
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     894,865       94,410    12,310,822    (2,028,757)   19,368,117     6,534,771
 Redemptions for contract benefits and
   terminations................................  (1,871,149)  (1,083,513)  (11,824,318)   (5,368,479)  (81,637,216)  (60,398,243)
 Contract maintenance charges..................  (1,372,826)  (1,434,958)   (5,138,809)   (4,651,659)  (16,395,546)  (17,608,622)
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     398,327      362,431     9,336,851    (4,912,051)   (4,355,262)   (1,264,901)
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........          --           --            --            --        14,970        52,304
                                                -----------  -----------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS..........  12,545,635    1,021,963    30,161,974    16,022,499    (4,333,652)   (1,825,139)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  38,646,630   37,624,667   126,970,274   110,947,775   158,814,000   160,639,139
                                                -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $51,192,265  $38,646,630  $157,132,248  $126,970,274  $154,480,348  $158,814,000
                                                ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  EQ/PIMCO ULTRA SHORT
                                                          BOND*             EQ/QUALITY BOND PLUS*     EQ/SMALL COMPANY INDEX*
                                                ------------------------  -------------------------  -------------------------
                                                    2017         2016         2017          2016         2017          2016
                                                -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   338,391  $   226,801  $    355,221  $   441,691  $    799,920  $   683,015
 Net realized gain (loss)......................      (4,530)    (123,493)     (558,474)    (439,636)    9,632,868    5,903,453
 Net change in unrealized appreciation
   (depreciation) of investments...............     180,974      407,127       701,106      470,800     1,718,087    7,804,878
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................     514,835      510,435       497,853      472,855    12,150,875   14,391,346
                                                -----------  -----------  ------------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,522,340    2,699,773     3,652,491    5,339,820     5,839,635    5,040,312
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   2,824,882   (1,589,585)   (8,845,640)     660,154     2,911,718    1,039,255
 Redemptions for contract benefits and
   terminations................................  (1,697,778)  (2,348,101)   (3,303,132)  (2,777,119)   (2,656,416)  (3,297,325)
 Contract maintenance charges..................  (1,899,702)  (2,054,342)   (3,499,449)  (5,849,740)   (2,710,413)  (2,586,889)
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   1,749,742   (3,292,255)  (11,995,730)  (2,626,885)    3,384,524      195,353
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........         313         (311)           --       26,762            --           --
                                                -----------  -----------  ------------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   2,264,890   (2,782,131)  (11,497,877)  (2,127,268)   15,535,399   14,586,699
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  31,005,969   33,788,100    56,897,928   59,025,196    85,944,414   71,357,715
                                                -----------  -----------  ------------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $33,270,859  $31,005,969  $ 45,400,051  $56,897,928  $101,479,813  $85,944,414
                                                ===========  ===========  ============  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                         FIDELITY(R) VIP ASSET
                                                    EQ/T. ROWE PRICE GROWTH        EQ/UBS GROWTH &          MANAGER: GROWTH
                                                             STOCK*                    INCOME*                 PORTFOLIO
                                                   -------------------------  ------------------------  ----------------------
                                                       2017          2016         2017         2016        2017        2016
                                                   ------------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (287,380) $  (251,568) $    (7,260) $    51,646  $   15,860  $   15,947
 Net realized gain (loss).........................   14,524,649    6,348,948    1,268,760      406,609     210,934      57,504
 Net change in unrealized appreciation
   (depreciation) of investments..................   12,054,306   (5,466,788)   1,320,196      629,334      26,312     (47,615)
                                                   ------------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   26,291,575      630,592    2,581,696    1,087,589     253,106      25,836
                                                   ------------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   10,565,164    8,013,910      773,313      700,450      85,550      80,308
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    3,728,883   (7,150,233)   2,833,189   (1,372,687)    (77,648)    129,552
 Redemptions for contract benefits and
   terminations...................................   (3,623,193)  (3,572,819)  (1,031,297)    (749,830)    (17,598)    (80,162)
 Contract maintenance charges.....................   (3,312,427)  (3,244,004)    (444,918)    (448,702)    (36,019)    (36,713)
                                                   ------------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    7,358,427   (5,953,146)   2,130,287   (1,870,769)    (45,715)     92,985
                                                   ------------  -----------  -----------  -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   33,650,002   (5,322,554)   4,711,983     (783,180)    207,391     118,821
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   78,429,475   83,752,029   11,384,085   12,167,265   1,383,923   1,265,102
                                                   ------------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $112,079,477  $78,429,475  $16,096,068  $11,384,085  $1,591,314  $1,383,923
                                                   ============  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                      FIDELITY(R) VIP GOVERNMENT
                                                        FIDELITY(R) VIP       FIDELITY(R) VIP EQUITY-      MONEY MARKET
                                                    CONTRAFUND(R) PORTFOLIO      INCOME PORTFOLIO            PORTFOLIO
                                                   -------------------------  ----------------------  -------------------------
                                                       2017          2016        2017        2016        2017          2016
                                                   ------------  -----------  ----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    391,670  $   192,970  $   26,477  $   31,462  $    6,057    $      136
 Net realized gain (loss).........................    6,036,714    8,116,959      33,787      55,308          --            --
 Net change in unrealized appreciation
   (depreciation) of investments..................   11,806,589   (2,189,135)    149,822     118,925          --            --
                                                   ------------  -----------  ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   18,234,973    6,120,794     210,086     205,695       6,057           136
                                                   ------------  -----------  ----------  ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    5,076,155    3,856,134     326,990     250,441     192,674       306,906
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (1,004,997)  (7,467,557)   (183,123)    191,162    (380,897)      311,130
 Redemptions for contract benefits and
   terminations...................................   (2,089,404)  (1,846,205)    (80,517)    (76,663)       (149)     (251,329)
 Contract maintenance charges.....................   (1,644,557)  (1,612,155)    (53,931)    (41,188)    (60,587)      (32,058)
                                                   ------------  -----------  ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      337,197   (7,069,783)      9,419     323,752    (248,959)      334,649
                                                   ------------  -----------  ----------  ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   18,572,170     (948,989)    219,505     529,447    (242,902)      334,785
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   85,579,130   86,528,119   1,584,908   1,055,461   1,332,260       997,475
                                                   ------------  -----------  ----------  ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $104,151,300  $85,579,130  $1,804,413  $1,584,908  $1,089,358    $1,332,260
                                                   ============  ===========  ==========  ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   FIDELITY(R) VIP GROWTH & FIDELITY(R) VIP HIGH INCOME FIDELITY(R) VIP INVESTMENT
                                                       INCOME PORTFOLIO            PORTFOLIO              GRADE BOND PORTFOLIO
                                                   -----------------------  --------------------------  -------------------------
                                                       2017        2016        2017          2016           2017         2016
                                                   -----------  ----------   ----------    ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    81,796  $  105,955  $  193,518    $  183,533    $   370,838   $  203,942
 Net realized gain (loss).........................     459,015     507,400     (41,290)     (141,456)       213,753       (7,636)
 Net change in unrealized appreciation
   (depreciation) of investments..................     950,418     522,058      96,590       374,661        209,639       51,361
                                                   -----------  ----------   ----------    ----------   -----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,491,229   1,135,413     248,818       416,738        794,230      247,667
                                                   -----------  ----------   ----------    ----------   -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,222,128   1,018,726     390,955       236,243      8,448,106    1,660,859
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (333,493)      1,633      (7,655)     (205,017)     5,079,323      700,813
 Redemptions for contract benefits and
   terminations...................................    (392,065)   (457,481)   (127,467)     (136,496)    (6,260,023)    (248,596)
 Contract maintenance charges.....................    (423,940)   (377,616)    (59,927)      (63,969)      (900,438)    (292,792)
                                                   -----------  ----------   ----------    ----------   -----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      72,630     185,262     195,906      (169,239)     6,366,968    1,820,284
                                                   -----------  ----------   ----------    ----------   -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   1,563,859   1,320,675     444,724       247,499      7,161,198    2,067,951
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,609,795   7,289,120   3,626,080     3,378,581      9,201,900    7,133,949
                                                   -----------  ----------   ----------    ----------   -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,173,654  $8,609,795  $4,070,804    $3,626,080    $16,363,098   $9,201,900
                                                   ===========  ==========   ==========    ==========   ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                            FIDELITY(R) VIP MID CAP  FIDELITY(R) VIP VALUE  FIDELITY(R) VIP VALUE
                                                                   PORTFOLIO               PORTFOLIO        STRATEGIES PORTFOLIO
                                                           ------------------------  ---------------------  --------------------
                                                               2017         2016        2017       2016       2017       2016
                                                           -----------  -----------  ---------  ----------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................. $    90,039  $    36,418  $   8,342  $    5,919  $  5,354   $  2,911
 Net realized gain (loss).................................   1,330,964      747,468     44,941    (153,827)   85,781      4,024
 Net change in unrealized appreciation (depreciation) of
   investments............................................   3,659,520    1,672,951     59,005     164,236   (21,373)    22,758
                                                           -----------  -----------  ---------  ----------  --------   --------

 Net increase (decrease) in net assets resulting from
   operations.............................................   5,080,523    2,456,837    112,288      16,328    69,762     29,693
                                                           -----------  -----------  ---------  ----------  --------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners....................   4,221,684    2,603,919    105,910      95,615    36,231     48,385
 Transfers between Variable Investment Options including
   guaranteed interest account, net.......................     105,288     (271,169)  (119,852)   (552,639)  102,267    (31,236)
 Redemptions for contract benefits and terminations.......    (917,962)    (916,173)        --     (53,682)   (8,175)   (37,037)
 Contract maintenance charges.............................    (867,228)    (813,854)   (20,317)    (18,570)   (5,410)    (8,624)
                                                           -----------  -----------  ---------  ----------  --------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions............................   2,541,782      602,723    (34,259)   (529,276)  124,913    (28,512)
                                                           -----------  -----------  ---------  ----------  --------   --------
NET INCREASE (DECREASE) IN NET ASSETS.....................   7,622,305    3,059,560     78,029    (512,948)  194,675      1,181
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.................  24,022,690   20,963,130    748,017   1,260,965   334,423    333,242
                                                           -----------  -----------  ---------  ----------  --------   --------

NET ASSETS -- END OF YEAR OR PERIOD....................... $31,644,995  $24,022,690  $ 826,046  $  748,017  $529,098   $334,423
                                                           ===========  ===========  =========  ==========  ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    FRANKLIN MUTUAL SHARES        FRANKLIN RISING         FRANKLIN SMALL CAP
                                                           VIP FUND             DIVIDENDS VIP FUND          VALUE VIP FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   225,656  $   174,705  $   674,106  $   556,167  $    30,630  $    32,979
 Net realized gain (loss).........................     634,235      937,943    2,577,180    7,469,857      675,237      492,702
 Net change in unrealized appreciation
   (depreciation) of investments..................      (6,575)     396,536    6,998,674     (506,598)     424,449    1,457,580
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     853,316    1,509,184   10,249,960    7,519,426    1,130,316    1,983,261
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     637,676      443,595    3,673,492    3,754,883    1,308,322      998,460
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (643,853)  (1,335,442)  (4,651,319)  (2,526,362)    (768,691)   3,470,812
 Redemptions for contract benefits and
   terminations...................................    (205,841)    (237,029)  (2,521,723)  (2,375,388)    (207,995)    (330,120)
 Contract maintenance charges.....................    (255,182)    (236,971)  (1,985,669)  (1,875,557)    (319,086)    (244,870)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (467,200)  (1,365,847)  (5,485,219)  (3,022,424)      12,550    3,894,282
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............     386,116      143,337    4,764,741    4,497,002    1,142,866    5,877,543
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  10,494,998   10,351,661   54,020,212   49,523,210   11,116,532    5,238,989
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,881,114  $10,494,998  $58,784,953  $54,020,212  $12,259,398  $11,116,532
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      FRANKLIN STRATEGIC       GOLDMAN SACHS VIT MID   INVESCO V.I. DIVERSIFIED
                                                        INCOME VIP FUND           CAP VALUE FUND             DIVIDEND FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   875,931  $   939,925  $    34,092  $    93,746  $   209,275  $   119,716
 Net realized gain (loss).........................    (588,707)  (1,283,327)     448,093     (685,083)     893,099      116,530
 Net change in unrealized appreciation
   (depreciation) of investments..................   1,076,759    2,500,906      733,455    1,817,658       15,062      712,244
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,363,983    2,157,504    1,215,640    1,226,321    1,117,436      948,490
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   3,018,047    3,131,462    1,052,624    1,328,602    1,821,907    1,292,791
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,466,577     (803,926)     857,880   (1,560,991)  (1,199,630)   7,880,854
 Redemptions for contract benefits and
   terminations...................................  (1,453,830)  (1,333,229)    (411,149)    (364,564)    (127,609)    (148,426)
 Contract maintenance charges.....................  (1,512,849)  (1,515,838)    (363,330)    (469,094)    (358,741)    (239,776)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   2,517,945     (521,531)   1,136,025   (1,066,047)     135,927    8,785,443
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,881,928    1,635,973    2,351,665      160,274    1,253,363    9,733,933
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  30,796,604   29,160,631   10,371,698   10,211,424   13,211,286    3,477,353
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $34,678,532  $30,796,604  $12,723,363  $10,371,698  $14,464,649  $13,211,286
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   INVESCO V.I.
                                                   INVESCO V.I. GLOBAL REAL    INTERNATIONAL GROWTH    INVESCO V.I. MID CAP CORE
                                                          ESTATE FUND                  FUND                  EQUITY FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016        2017         2016
                                                   -----------  -----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,036,712  $   423,216  $   380,557  $   298,329  $    2,165   $   (8,637)
 Net realized gain (loss).........................     860,124    1,067,703      887,652      352,224      36,137      154,198
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,415,867   (1,057,411)   5,539,640     (873,634)    430,480      245,373
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   4,312,703      433,508    6,807,849     (223,081)    468,782      390,934
                                                   -----------  -----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,520,597    4,148,420    5,145,010    3,323,550     216,944      229,895
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (3,550,837)     115,977   (1,923,108)  (1,687,762)    (82,942)     (41,130)
 Redemptions for contract benefits and
   terminations...................................  (1,027,517)  (1,156,769)    (620,918)    (732,289)    (87,848)    (104,105)
 Contract maintenance charges.....................  (1,218,641)  (1,237,069)    (945,187)    (931,051)    (92,575)     (97,382)
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (1,276,398)   1,870,559    1,655,797      (27,552)    (46,421)     (12,722)
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           81           --          250          --           46
                                                   -----------  -----------  -----------  -----------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,036,305    2,304,148    8,463,646     (250,383)    422,361      378,258
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  35,066,702   32,762,554   30,233,098   30,483,481   3,381,762    3,003,504
                                                   -----------  -----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $38,103,007  $35,066,702  $38,696,744  $30,233,098  $3,804,123   $3,381,762
                                                   ===========  ===========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         INVESCO V.I. SMALL CAP    IVY VIP DIVIDEND
                                                               EQUITY FUND           OPPORTUNITIES          IVY VIP ENERGY
                                                         ----------------------  --------------------  ------------------------
                                                            2017        2016        2017       2016        2017         2016
                                                         ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $  (10,054) $   (8,936) $   10,139  $ 10,255  $    66,553  $   (25,180)
 Net realized gain (loss)...............................    170,891     163,693      36,952    30,642   (1,327,966)  (1,411,935)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    482,329     328,155      85,655    26,829   (1,852,941)   6,511,731
                                                         ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    643,166     482,912     132,746    67,726   (3,114,354)   5,074,616
                                                         ----------  ----------  ----------  --------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    395,973     398,257      91,888    92,945    1,899,122    2,020,029
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........    522,870    (285,697)     83,185    88,745   (2,542,354)     133,517
 Redemptions for contract benefits and terminations.....    (77,531)   (185,222)     (4,879)   (3,089)    (531,475)    (904,685)
 Contract maintenance charges...........................   (180,525)   (173,018)    (26,377)  (22,958)    (704,903)    (731,962)
                                                         ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................    660,787    (245,680)    143,817   155,643   (1,879,610)     516,899
                                                         ----------  ----------  ----------  --------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...................  1,303,953     237,232     276,563   223,369   (4,993,964)   5,591,515
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  4,613,487   4,376,255     748,815   525,446   19,853,005   14,261,490
                                                         ----------  ----------  ----------  --------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $5,917,440  $4,613,487  $1,025,378  $748,815  $14,859,041  $19,853,005
                                                         ==========  ==========  ==========  ========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                          IVY VIP SCIENCE AND
                                                      IVY VIP HIGH INCOME     IVY VIP MID CAP GROWTH          TECHNOLOGY
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,639,044  $ 1,550,404  $   (65,118) $   (71,048) $   (55,927) $   (60,711)
 Net realized gain (loss).........................    (243,257)  (1,132,886)   1,261,615    1,480,499    2,980,396     (785,509)
 Net change in unrealized appreciation
   (depreciation) of investments..................     520,815    3,021,765    5,684,352       80,674    4,359,672      968,324
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,916,602    3,439,283    6,880,849    1,490,125    7,284,141      122,104
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   3,681,097    3,200,368    2,587,942    2,389,147    3,120,389    3,035,482
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     659,329    3,828,792   (2,033,341)  (3,592,415)    (211,732)  (5,158,320)
 Redemptions for contract benefits and
   terminations...................................    (897,197)    (907,093)    (997,960)    (732,369)  (1,057,746)  (1,044,770)
 Contract maintenance charges.....................  (1,264,121)  (1,190,062)    (939,321)    (940,722)    (965,946)    (915,436)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   2,179,108    4,932,005   (1,382,680)  (2,876,359)     884,965   (4,083,044)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --          (18)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   4,095,710    8,371,270    5,498,169   (1,386,234)   8,169,106   (3,960,940)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  28,761,382   20,390,112   26,707,399   28,093,633   22,549,860   26,510,800
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $32,857,092  $28,761,382  $32,205,568  $26,707,399  $30,718,966  $22,549,860
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 LAZARD RETIREMENT
                                                       IVY VIP SMALL CAP         EMERGING MARKETS         MFS(R) INTERNATIONAL
                                                            GROWTH               EQUITY PORTFOLIO           VALUE PORTFOLIO
                                                   ------------------------  ------------------------  -------------------------
                                                       2017         2016         2017         2016         2017          2016
                                                   -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (23,455) $   (23,690) $   977,752  $   389,261  $  1,038,336  $   706,709
 Net realized gain (loss).........................     107,204       71,839    1,859,951   (2,201,382)    2,957,469    4,009,011
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,025,126      257,071   10,959,347   10,014,015    17,111,049   (2,130,374)
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   2,108,875      305,220   13,797,050    8,201,894    21,106,854    2,585,346
                                                   -----------  -----------  -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,014,519    1,056,086    6,447,237    5,962,153     9,685,919    8,058,558
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,364,503   (1,000,537)   2,825,972   (2,692,687)    6,120,350    1,601,653
 Redemptions for contract benefits and
   terminations...................................    (433,924)    (284,498)  (1,635,949)  (1,179,787)   (2,954,909)  (2,137,370)
 Contract maintenance charges.....................    (339,263)    (335,708)  (1,960,823)  (1,849,749)   (2,705,204)  (2,408,129)
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,605,835     (564,657)   5,676,437      239,930    10,146,156    5,114,712
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --          150           --           --            48          734
                                                   -----------  -----------  -----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,714,710     (259,287)  19,473,487    8,441,824    31,253,058    7,700,792
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,691,414    8,950,701   47,515,489   39,073,665    77,174,030   69,473,238
                                                   -----------  -----------  -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $12,406,124  $ 8,691,414  $66,988,976  $47,515,489  $108,427,088  $77,174,030
                                                   ===========  ===========  ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  MFS(R) MASSACHUSETTS
                                                         MFS(R) INVESTORS TRUST     INVESTORS GROWTH
                                                                 SERIES              STOCK PORTFOLIO     MFS(R) UTILITIES SERIES
                                                         ----------------------  ----------------------  ----------------------
                                                            2017        2016        2017        2016        2017        2016
                                                         ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $    9,717  $    7,339  $    6,356  $    2,621  $   93,254  $   80,746
 Net realized gain (loss)...............................    161,574     257,155     216,672     329,512     (94,410)    (97,253)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    484,584     (59,254)    790,808    (210,202)    314,357     226,428
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    655,875     205,240   1,013,836     121,931     313,201     209,921
                                                         ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    279,046     191,529     580,824     376,065     271,214     287,217
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........    595,850     134,775    (319,403)  1,299,093    (753,471)    519,242
 Redemptions for contract benefits and terminations.....     (9,822)    (23,154)   (133,375)    (62,743)    (58,229)    (48,633)
 Contract maintenance charges...........................   (111,975)    (89,841)   (166,280)   (124,376)    (59,555)    (52,885)
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................    753,099     213,309     (38,234)  1,488,039    (600,041)    704,941
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.....................         --         400          --          --          --          --
                                                         ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS...................  1,408,974     418,949     975,602   1,609,970    (286,840)    914,862
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  2,617,579   2,198,630   3,765,152   2,155,182   2,554,958   1,640,096
                                                         ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $4,026,553  $2,617,579  $4,740,754  $3,765,152  $2,268,118  $2,554,958
                                                         ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                       MULTIMANAGER             MULTIMANAGER CORE       MULTIMANAGER MID CAP
                                                    AGGRESSIVE EQUITY*                BOND*                    GROWTH*
                                                --------------------------  ------------------------  ------------------------
                                                    2017          2016          2017         2016         2017         2016
                                                ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $ (1,595,863) $    (26,322) $ 1,196,584  $ 1,292,251  $   (75,591) $   (69,471)
 Net realized gain (loss)......................   19,467,828    17,475,969   (1,016,350)    (609,274)   1,892,769      161,673
 Net change in unrealized appreciation
   (depreciation) of investments...............   90,566,246    (7,316,937)   1,627,190    1,005,455    4,700,332    1,794,279
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................  108,438,211    10,132,710    1,807,424    1,688,432    6,517,510    1,886,481
                                                ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   20,579,052    21,173,655    3,921,284    4,664,444    1,409,088    2,261,959
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (7,898,955)  (12,676,278)  (5,037,961)    (392,356)  (5,305,433)  (1,186,179)
 Redemptions for contract benefits and
   terminations................................  (19,931,528)  (19,690,818)  (2,335,291)  (2,579,741)  (1,536,075)  (1,358,147)
 Contract maintenance charges..................  (21,448,107)  (22,285,351)  (3,426,225)  (4,677,997)  (1,107,159)  (2,423,901)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (28,699,538)  (33,478,792)  (6,878,193)  (2,985,650)  (6,539,579)  (2,706,268)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........           --        59,399           --           --           --           --
                                                ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   79,738,673   (23,286,683)  (5,070,769)  (1,297,218)     (22,069)    (819,787)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  377,398,944   400,685,627   69,713,882   71,011,100   29,788,852   30,608,639
                                                ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $457,137,617  $377,398,944  $64,643,113  $69,713,882  $29,766,783  $29,788,852
                                                ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     MULTIMANAGER MID CAP           MULTIMANAGER           NATURAL RESOURCES
                                                            VALUE*                  TECHNOLOGY*                PORTFOLIO
                                                   ------------------------  -------------------------  ----------------------
                                                       2017         2016         2017          2016        2017        2016
                                                   -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   147,060  $   277,848  $   (430,334) $  (332,970) $       --  $       --
 Net realized gain (loss).........................   5,540,659    2,739,141    16,358,155    9,115,746     314,388     (43,254)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,234,798)   4,705,902    19,494,100   (1,665,435)   (382,799)    880,512
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   3,452,921    7,722,891    35,421,921    7,117,341     (68,411)    837,258
                                                   -----------  -----------  ------------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,634,900    1,717,409     6,136,240    5,675,448     248,271     236,302
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (7,561,096)  (2,532,146)    3,719,728   (1,663,223)    208,084     313,219
 Redemptions for contract benefits and
   terminations...................................  (2,125,087)  (1,909,914)   (4,483,939)  (3,888,225)     (2,552)    (55,343)
 Contract maintenance charges.....................  (1,631,364)  (2,002,893)   (4,042,608)  (3,903,058)    (32,011)    (33,743)
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (9,682,647)  (4,727,544)    1,329,421   (3,779,058)    421,792     460,435
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --            --           --          --          67
                                                   -----------  -----------  ------------  -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............  (6,229,726)   2,995,347    36,751,342    3,338,283     353,381   1,297,760
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  47,451,235   44,455,888    90,925,657   87,587,374   3,923,715   2,625,955
                                                   -----------  -----------  ------------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $41,221,509  $47,451,235  $127,676,999  $90,925,657  $4,277,096  $3,923,715
                                                   ===========  ===========  ============  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                             PIMCO
                                                    COMMODITYREALRETURN(R)       PIMCO REAL RETURN        PIMCO TOTAL RETURN
                                                      STRATEGY PORTFOLIO             PORTFOLIO                 PORTFOLIO
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,042,484  $    74,031  $   494,130  $   471,361  $ 1,029,326  $ 1,116,683
 Net realized gain (loss).........................  (1,020,101)  (1,357,961)    (439,868)    (817,143)    (550,180)  (1,103,517)
 Net change in unrealized appreciation
   (depreciation) of investments..................     202,280    2,514,773      742,968    1,448,230    2,218,288    1,458,494
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     224,663    1,230,843      797,230    1,102,448    2,697,434    1,471,660
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,198,968    1,300,602    2,499,290    2,476,743    4,583,684    5,259,302
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     259,203     (282,892)  (1,025,451)    (625,994)    (358,796)  (2,994,678)
 Redemptions for contract benefits and
   terminations...................................    (217,289)    (266,704)    (932,286)    (893,655)  (2,041,741)  (2,602,437)
 Contract maintenance charges.....................    (441,892)    (468,450)  (1,165,965)  (1,217,278)  (2,419,222)  (2,461,864)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     798,990      282,556     (624,412)    (260,184)    (236,075)  (2,799,677)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --       15,988           --           --           15
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   1,023,653    1,513,399      188,806      842,264    2,461,359   (1,328,002)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   9,589,174    8,075,775   24,192,973   23,350,709   62,103,543   63,431,545
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,612,827  $ 9,589,174  $24,381,779  $24,192,973  $64,564,902  $62,103,543
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         T. ROWE PRICE EQUITY      T. ROWE PRICE HEALTH
                                                         INCOME PORTFOLIO - II   SCIENCES PORTFOLIO - II  TARGET 2015 ALLOCATION*
                                                       ------------------------  -----------------------  ----------------------
                                                           2017         2016        2017         2016        2017        2016
                                                       -----------  -----------  ----------  -----------  ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   167,523  $   201,864  $       --  $        --  $   24,923   $  4,151
 Net realized gain (loss).............................   1,630,941    2,867,600     430,792     (484,995)     73,712      3,672
 Net change in unrealized appreciation (depreciation)
   of investments.....................................     134,619     (703,595)    969,308     (197,727)     74,452      7,085
                                                       -----------  -----------  ----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   operations.........................................   1,933,083    2,365,869   1,400,100     (682,722)    173,087     14,908
                                                       -----------  -----------  ----------  -----------  ----------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................     961,625      883,206   1,290,090      972,445      59,562     53,533
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........     (22,439)  (6,288,329)   (679,454)  (1,677,154)  1,382,599      7,160
 Redemptions for contract benefits and terminations...  (1,003,917)    (923,908)   (167,567)    (134,689)         --         --
 Contract maintenance charges.........................    (518,978)    (448,373)    (83,440)     (68,973)    (11,125)   (10,097)
                                                       -----------  -----------  ----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................    (583,709)  (6,777,404)    359,629     (908,371)  1,431,036     50,596
                                                       -----------  -----------  ----------  -----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS.................   1,349,374   (4,411,535)  1,759,729   (1,591,093)  1,604,123     65,504
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  12,645,602   17,057,137   4,398,805    5,989,898     288,352    222,848
                                                       -----------  -----------  ----------  -----------  ----------   --------

NET ASSETS -- END OF YEAR OR PERIOD................... $13,994,976  $12,645,602  $6,158,534  $ 4,398,805  $1,892,475   $288,352
                                                       ===========  ===========  ==========  ===========  ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        TARGET 2025 ALLOCATION* TARGET 2035 ALLOCATION* TARGET 2045 ALLOCATION*
                                                        ----------------------  ----------------------  ---------------------
                                                           2017        2016        2017        2016        2017         2016
                                                        ----------  ----------  ----------  ----------  ----------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   95,880  $   26,757  $   40,567  $   16,936  $   23,213   $   9,709
 Net realized gain (loss)..............................     75,888      (5,126)     31,591      (3,749)     34,871     (11,817)
 Net change in unrealized appreciation (depreciation)
   of investments......................................    602,049     121,584     308,373      85,638     176,698      55,407
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in net assets resulting from
   operations..........................................    773,817     143,215     380,531      98,825     234,782      53,299
                                                        ----------  ----------  ----------  ----------  ----------   ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    433,499     393,839     272,395     234,831     336,458     185,787
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  4,539,714     381,300   1,451,315     192,890     544,878     124,475
 Redemptions for contract benefits and terminations....    (94,790)     (6,906)    (59,515)       (182)    (14,748)   (134,950)
 Contract maintenance charges..........................    (98,478)    (80,965)    (75,081)    (46,790)    (78,386)    (45,554)
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  4,779,945     687,268   1,589,114     380,749     788,202     129,758
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP....................         --          --          --          13          --          (7)
                                                        ----------  ----------  ----------  ----------  ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS..................  5,553,762     830,483   1,969,645     479,587   1,022,984     183,050
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  2,091,710   1,261,227   1,343,510     863,923     754,389     571,339
                                                        ----------  ----------  ----------  ----------  ----------   ---------

NET ASSETS -- END OF YEAR OR PERIOD.................... $7,645,472  $2,091,710  $3,313,155  $1,343,510  $1,777,373   $ 754,389
                                                        ==========  ==========  ==========  ==========  ==========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                TEMPLETON DEVELOPING     TEMPLETON GLOBAL BOND
                                                      TARGET 2055 ALLOCATION*     MARKETS VIP FUND             VIP FUND
                                                      ----------------------  -----------------------  ------------------------
                                                        2017        2016          2017        2016         2017         2016
                                                       --------    --------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $  7,608    $  2,850    $   101,719  $   52,281  $   (82,617) $   (82,649)
 Net realized gain (loss)............................   12,353      14,372          4,178    (881,957)    (566,721)  (1,891,254)
 Net change in unrealized appreciation
   (depreciation) of investments.....................   70,907         568      4,129,479   2,209,641    1,332,521    3,047,797
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations...................................   90,868      17,790      4,235,376   1,379,965      683,183    1,073,894
                                                       --------    --------   -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............  130,055      75,013      1,346,057   1,263,670    4,753,578    4,971,611
 Transfers between Variable Investment Options
   including guaranteed interest account, net........  224,166     132,454      3,240,016    (136,048)   2,173,998   (3,363,074)
 Redemptions for contract benefits and terminations..  (85,020)       (205)      (358,079)   (237,831)  (1,421,384)  (1,602,462)
 Contract maintenance charges........................  (17,991)     (6,349)      (582,691)   (510,574)  (2,031,425)  (2,068,363)
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................  251,210     200,913      3,645,303     379,217    3,474,767   (2,062,288)
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP..................       --          --             63          80           --           --
                                                       --------    --------   -----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS................  342,078     218,703      7,880,742   1,759,262    4,157,950     (988,394)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  264,290      45,587      9,563,480   7,804,218   41,472,889   42,461,283
                                                       --------    --------   -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $606,368    $264,290    $17,444,222  $9,563,480  $45,630,839  $41,472,889
                                                       ========    ========   ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                            VANGUARD VARIABLE
                                                        TEMPLETON GROWTH VIP    VANECK VIP GLOBAL HARD   INSURANCE FUND - EQUITY
                                                                FUND                  ASSETS FUND            INDEX PORTFOLIO
                                                       ----------------------  ------------------------  -----------------------
                                                          2017        2016         2017         2016        2017         2016
                                                       ----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   66,788  $   76,332  $   (25,308) $    16,218  $   93,100  $   135,321
 Net realized gain (loss).............................    (35,835)     57,829     (542,822)  (1,327,347)    790,061      935,244
 Net change in unrealized appreciation (depreciation)
   of investments.....................................    790,464     258,173      284,049    5,232,314     625,587     (224,311)
                                                       ----------  ----------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations.........................................    821,417     392,334     (284,081)   3,921,185   1,508,748      846,254
                                                       ----------  ----------  -----------  -----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................    357,549     412,123    1,460,432    1,589,977     345,043      503,413
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........    (97,295)   (416,987)    (751,613)     (32,349)    132,959     (235,493)
 Redemptions for contract benefits and terminations...   (166,930)    (94,273)    (401,384)    (436,893)   (205,024)  (1,606,971)
 Contract maintenance charges.........................   (229,794)   (229,386)    (581,986)    (614,682)   (123,888)    (156,742)
                                                       ----------  ----------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................   (136,470)   (328,523)    (274,551)     506,053     149,090   (1,495,793)
                                                       ----------  ----------  -----------  -----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.................    684,947      63,811     (558,632)   4,427,238   1,657,838     (649,539)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  4,576,794   4,512,983   12,986,601    8,559,363   7,254,068    7,903,607
                                                       ----------  ----------  -----------  -----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................... $5,261,741  $4,576,794  $12,427,969  $12,986,601  $8,911,906  $ 7,254,068
                                                       ==========  ==========  ===========  ===========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                                            2017                        2016
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                   SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
1290 VT CONVERTIBLE SECURITIES....................      B            7       (1)       6        --      --        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION.............      B           78      (10)      68        88     (32)       56

1290 VT DOUBLELINE OPPORTUNISTIC BOND.............      B            3       --        3        --      --        --

1290 VT EQUITY INCOME.............................      A            4       (3)       1         6      (8)       (2)
1290 VT EQUITY INCOME.............................      B            6       (8)      (2)       10     (16)       (6)

1290 VT GAMCO MERGERS & ACQUISITIONS..............      A           31       (5)      26         4      (7)       (3)
1290 VT GAMCO MERGERS & ACQUISITIONS..............      B           14      (13)       1        17     (21)       (4)

1290 VT GAMCO SMALL COMPANY VALUE.................      A          121     (102)      19        69     (48)       21
1290 VT GAMCO SMALL COMPANY VALUE.................      B           44      (54)     (10)       46     (70)      (24)

1290 VT SMARTBETA EQUITY..........................      B           10       (2)       8        13      --        13

1290 VT SOCIALLY RESPONSIBLE......................      A            1       (1)      --        --      --        --
1290 VT SOCIALLY RESPONSIBLE......................      B            7       (5)       2         5      (2)        3

ALL ASSET GROWTH-ALT 20...........................      B          125      (32)      93        39     (17)       22

AMERICAN CENTURY VP MID CAP VALUE FUND............   CLASS II      133      (78)      55       146     (70)       76

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................   CLASS 4        35      (13)      22        21     (17)        4

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................   CLASS 4        82      (32)      50        84     (51)       33

AXA 400 MANAGED VOLATILITY........................      B            8       (6)       2         6      (3)        3

AXA 500 MANAGED VOLATILITY........................      B           12       (6)       6        15     (12)        3

AXA 2000 MANAGED VOLATILITY.......................      B            9       (4)       5        10      (7)        3

AXA AGGRESSIVE ALLOCATION.........................      A           44      (48)      (4)       39     (77)      (38)
AXA AGGRESSIVE ALLOCATION.........................      B           22      (33)     (11)       21     (40)      (19)

AXA BALANCED STRATEGY.............................      B           47      (10)      37        33     (18)       15

AXA CONSERVATIVE ALLOCATION.......................      A           31      (48)     (16)       35     (49)      (14)
AXA CONSERVATIVE ALLOCATION.......................      B            7      (19)     (12)        7     (10)       (3)

AXA CONSERVATIVE GROWTH STRATEGY..................      B           10       (5)       5         7      (4)        3

AXA CONSERVATIVE STRATEGY.........................      B            3       (5)      (2)        3      (1)        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                    2017                        2016
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                           SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                           ------------- ------- -------- ---------- ------- -------- ----------
AXA CONSERVATIVE-PLUS ALLOCATION..........................       A          60      (34)      26        42      (58)      (16)
AXA CONSERVATIVE-PLUS ALLOCATION..........................       B          10      (15)      (5)       16      (19)       (3)

AXA GLOBAL EQUITY MANAGED VOLATILITY......................       A           6       (7)      (1)        6      (12)       (6)
AXA GLOBAL EQUITY MANAGED VOLATILITY......................       B           9      (48)     (39)       12      (55)      (43)

AXA GROWTH STRATEGY.......................................       B          35       (9)      26        41      (16)       25

AXA INTERNATIONAL CORE MANAGED VOLATILITY.................       A           2       (7)      (5)        4       (9)       (5)
AXA INTERNATIONAL CORE MANAGED VOLATILITY.................       B          11      (65)     (54)       39      (48)       (9)

AXA INTERNATIONAL MANAGED VOLATILITY......................       B           7       (3)       4        14      (10)        4

AXA INTERNATIONAL VALUE MANAGED VOLATILITY................       A          11      (11)      --        12      (15)       (3)
AXA INTERNATIONAL VALUE MANAGED VOLATILITY................       B          17      (46)     (29)       30      (52)      (22)

AXA LARGE CAP CORE MANAGED VOLATILITY.....................       A           4       (2)       2         4       (3)        1
AXA LARGE CAP CORE MANAGED VOLATILITY.....................       B           5      (13)      (8)       10      (16)       (6)

AXA LARGE CAP GROWTH MANAGED VOLATILITY...................       A           8      (16)      (8)        9      (17)       (8)
AXA LARGE CAP GROWTH MANAGED VOLATILITY...................       B          10      (62)     (52)       13      (71)      (58)

AXA LARGE CAP VALUE MANAGED VOLATILITY....................       A          25     (111)     (86)       17     (133)     (116)
AXA LARGE CAP VALUE MANAGED VOLATILITY....................       B          10      (48)     (38)        9      (65)      (56)

AXA MID CAP VALUE MANAGED VOLATILITY......................       A          14      (62)     (48)       16      (73)      (57)
AXA MID CAP VALUE MANAGED VOLATILITY......................       B           2       (4)      (2)        3       (4)       (1)

AXA MODERATE ALLOCATION...................................       A         124     (147)     (23)       95     (163)      (68)
AXA MODERATE ALLOCATION...................................       B          31      (78)     (47)       34      (87)      (53)

AXA MODERATE GROWTH STRATEGY..............................       B          52      (43)       9        77      (25)       52

AXA MODERATE-PLUS ALLOCATION..............................       A         160     (157)       3       156     (154)        2
AXA MODERATE-PLUS ALLOCATION..............................       B          47      (87)     (40)       57      (87)      (30)

AXA/AB SMALL CAP GROWTH...................................       A          33      (52)     (19)       32      (54)      (22)
AXA/AB SMALL CAP GROWTH...................................       B           4      (19)     (15)        7      (24)      (17)

AXA/CLEARBRIDGE LARGE CAP GROWTH..........................       A          21      (42)     (21)       28      (32)       (4)
AXA/CLEARBRIDGE LARGE CAP GROWTH..........................       B          22      (56)     (34)       34      (88)      (54)

AXA/JANUS ENTERPRISE......................................       A          11      (15)      (4)        5      (21)      (16)
AXA/JANUS ENTERPRISE......................................       B          15      (18)      (3)       11      (14)       (3)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                    2017                        2016
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                           SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                           ------------- ------- -------- ---------- ------- -------- ----------

AXA/LOOMIS SAYLES GROWTH..................................       A          30      (21)       9        43      (18)       25
AXA/LOOMIS SAYLES GROWTH..................................       B          13      (13)      --        26      (22)        4

BLACKROCK GLOBAL ALLOCATION V.I. FUND.....................   CLASS III      67      (45)      22        63      (95)      (32)

CHARTER/SM/ MULTI-SECTOR BOND.............................       A          17      (49)     (32)       16      (29)      (13)
CHARTER/SM/ MULTI-SECTOR BOND.............................       B          12      (18)      (6)       11      (15)       (4)

CHARTER/SM/ SMALL CAP GROWTH..............................       B           9      (10)      (1)        4      (13)       (9)

CHARTER/SM/ SMALL CAP VALUE...............................       A           1       (4)      (3)        3       (5)       (2)
CHARTER/SM/ SMALL CAP VALUE...............................       B           5       (9)      (4)        3       (9)       (6)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO....................   CLASS II       27       (2)      25        --       --        --

EQ/BLACKROCK BASIC VALUE EQUITY...........................       A          90      (89)       1        47      (43)        4
EQ/BLACKROCK BASIC VALUE EQUITY...........................       B          17      (48)     (31)       28      (64)      (36)

EQ/CAPITAL GUARDIAN RESEARCH..............................       A          12      (10)       2        11      (13)       (2)
EQ/CAPITAL GUARDIAN RESEARCH..............................       B          22      (41)     (19)       10      (50)      (40)

EQ/COMMON STOCK INDEX.....................................       A         257     (321)     (64)      174     (238)      (64)
EQ/COMMON STOCK INDEX.....................................       B          41      (71)     (30)       55      (90)      (35)

EQ/CORE BOND INDEX........................................       A         191     (209)     (18)       30      (37)       (7)
EQ/CORE BOND INDEX........................................       B          25      (18)       7        29      (21)        8

EQ/EQUITY 500 INDEX.......................................       A         335     (234)     101       305     (412)     (107)
EQ/EQUITY 500 INDEX.......................................       B         134      (97)      37       137     (110)       27

EQ/GLOBAL BOND PLUS.......................................       A          23      (23)      --        27      (21)        6
EQ/GLOBAL BOND PLUS.......................................       B          10      (11)      (1)       11       (8)        3

EQ/INTERMEDIATE GOVERNMENT BOND...........................       A          93      (77)      16       110      (79)       31
EQ/INTERMEDIATE GOVERNMENT BOND...........................       B           9      (21)     (12)       38      (23)       15

EQ/INTERNATIONAL EQUITY INDEX.............................       A         208     (165)      43       147     (167)      (20)
EQ/INTERNATIONAL EQUITY INDEX.............................       B          40      (38)       2        33      (50)      (17)

EQ/INVESCO COMSTOCK.......................................       A          32      (18)      14         9      (29)      (20)
EQ/INVESCO COMSTOCK.......................................       B           9       (8)       1         6      (12)       (6)

EQ/JPMORGAN VALUE OPPORTUNITIES...........................       A          22      (13)       9         9       (7)        2
EQ/JPMORGAN VALUE OPPORTUNITIES...........................       B          32      (16)      16        21      (27)       (6)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 2017                        2016
                                                                      --------------------------  --------------------------
                                                                       UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                      ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                       SHARE CLASS**  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                      --------------- ------- -------- ---------- ------- -------- ----------

EQ/LARGE CAP GROWTH INDEX............................        A            15      (11)       4        15      (10)      5
EQ/LARGE CAP GROWTH INDEX............................        B            32      (65)     (33)       43      (94)    (51)

EQ/LARGE CAP VALUE INDEX.............................        A            27      (30)      (3)       43      (32)     11
EQ/LARGE CAP VALUE INDEX.............................        B            21      (11)      10        25      (17)      8

EQ/MFS INTERNATIONAL GROWTH..........................        B            44      (44)      --        32      (34)     (2)

EQ/MID CAP INDEX.....................................        A            41      (22)      19        27      (19)      8
EQ/MID CAP INDEX.....................................        B            92      (60)      32        28      (47)    (19)

EQ/MONEY MARKET......................................        A         3,502   (3,722)    (220)    3,537   (3,387)    150
EQ/MONEY MARKET......................................        B           474     (416)      58       670     (653)     17

EQ/PIMCO ULTRA SHORT BOND............................        A            32      (19)      13        10      (30)    (20)
EQ/PIMCO ULTRA SHORT BOND............................        B            21      (17)       4        20      (31)    (11)

EQ/QUALITY BOND PLUS.................................        A            36      (66)     (30)       32      (37)     (5)
EQ/QUALITY BOND PLUS.................................        B            11      (18)      (7)       14      (17)     (3)

EQ/SMALL COMPANY INDEX...............................        A            60      (31)      29        38      (31)      7
EQ/SMALL COMPANY INDEX...............................        B            16       (7)       9        15       (8)      7

EQ/T. ROWE PRICE GROWTH STOCK........................        A           178     (113)      65       129      (90)     39
EQ/T. ROWE PRICE GROWTH STOCK........................        B            61      (42)      19        37      (78)    (41)

EQ/UBS GROWTH & INCOME...............................        B            33      (20)      13         8      (20)    (12)

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO...... SERVICE CLASS 2      3       (2)       1         3       (4)     (1)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............. SERVICE CLASS 2    105      (70)      35        60      (92)    (32)

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.............. SERVICE CLASS 2     16      (11)       5        16       (4)     12

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.... SERVICE CLASS 2     44      (21)      23        56      (50)      6

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO............ SERVICE CLASS 2     30      (23)       7        24      (21)      3

FIDELITY(R) VIP HIGH INCOME PORTFOLIO................ SERVICE CLASS 2     21      (15)       6        16      (14)      2

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...... SERVICE CLASS 2    289     (150)     139       151      (87)     64

FIDELITY(R) VIP MID CAP PORTFOLIO.................... SERVICE CLASS 2    108      (67)      41        61      (35)     26

FIDELITY(R) VIP VALUE PORTFOLIO...................... SERVICE CLASS 2      4       (1)       3         5       (5)     --

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........... SERVICE CLASS 2      4       (1)       3         1       (2)     (1)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  2017                        2016
                                                                       --------------------------  --------------------------
                                                                        UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                       ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                        SHARE CLASS**  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                        -------------- ------- -------- ---------- ------- -------- ----------

FRANKLIN MUTUAL SHARES VIP FUND........................    CLASS 2        22      (16)       6        13      (20)      (7)

FRANKLIN RISING DIVIDENDS VIP FUND.....................    CLASS 2        25      (53)     (28)       56      (72)     (16)

FRANKLIN SMALL CAP VALUE VIP FUND......................    CLASS 2        81      (40)      41        74      (34)      40

FRANKLIN STRATEGIC INCOME VIP FUND.....................    CLASS 2        49      (31)      18        41      (46)      (5)

GOLDMAN SACHS VIT MID CAP VALUE FUND................... SERVICE SHARES    26      (19)       7        12      (18)      (6)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................   SERIES II      166     (146)      20       488      (70)     418

INVESCO V.I. GLOBAL REAL ESTATE FUND...................   SERIES II      100      (75)      25       103      (68)      35

INVESCO V.I. INTERNATIONAL GROWTH FUND.................   SERIES II      247     (189)      58       110      (87)      23

INVESCO V.I. MID CAP CORE EQUITY FUND..................   SERIES II       12       (6)       6         7       (5)       2

INVESCO V.I. SMALL CAP EQUITY FUND.....................   SERIES II       11       (4)       7         5       (7)      (2)

IVY VIP DIVIDEND OPPORTUNITIES.........................    CLASS II        8       (4)       4        13      (12)       1

IVY VIP ENERGY.........................................    CLASS II       72      (81)      (9)      101      (66)      35

IVY VIP HIGH INCOME....................................    CLASS II      186      (93)      93       210     (116)      94

IVY VIP MID CAP GROWTH.................................    CLASS II       53      (42)      11        41      (57)     (16)

IVY VIP SCIENCE AND TECHNOLOGY.........................    CLASS II       78      (74)       4        73      (96)     (23)

IVY VIP SMALL CAP GROWTH...............................    CLASS II       26      (17)       9        28      (31)      (3)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.... SERVICE SHARES   342     (160)     182       281     (190)      91

MFS(R) INTERNATIONAL VALUE PORTFOLIO................... SERVICE CLASS    300     (118)     182       253     (146)     107

MFS(R) INVESTORS TRUST SERIES.......................... SERVICE CLASS      8       (5)       3         6       (4)       2

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.. SERVICE CLASS      8       (7)       1        10       (4)       6

MFS(R) UTILITIES SERIES................................ SERVICE CLASS     19      (32)     (13)       44      (15)      29

MULTIMANAGER AGGRESSIVE EQUITY.........................       A           24      (56)     (32)       15      (59)     (44)
MULTIMANAGER AGGRESSIVE EQUITY.........................       B           14      (17)      (3)        6      (22)     (16)

MULTIMANAGER CORE BOND.................................       A           34      (23)      11        36      (26)      10
MULTIMANAGER CORE BOND.................................       B           43      (79)     (36)       31      (43)     (12)

MULTIMANAGER MID CAP GROWTH............................       A            1       (2)      (1)       --       (3)      (3)
MULTIMANAGER MID CAP GROWTH............................       B            5      (33)     (28)        9      (18)      (9)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                         UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                        ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                      SHARE CLASS**     (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   -------------------- ------- -------- ---------- ------- -------- ----------

MULTIMANAGER MID CAP VALUE........................          A               2       (6)      (4)        4       (5)      (1)
MULTIMANAGER MID CAP VALUE........................          B               6      (39)     (33)        5      (22)     (17)

MULTIMANAGER TECHNOLOGY...........................          A              37      (38)      (1)       25      (27)      (2)
MULTIMANAGER TECHNOLOGY...........................          B              34      (26)       8        23      (40)     (17)

NATURAL RESOURCES PORTFOLIO.......................       CLASS II         196     (180)      16        40      (24)      16

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...    ADVISOR CLASS        29      (18)      11        27      (23)       4

PIMCO REAL RETURN PORTFOLIO.......................    ADVISOR CLASS        83      (63)      20        78      (94)     (16)

PIMCO TOTAL RETURN PORTFOLIO......................    ADVISOR CLASS       130     (132)      (2)      161     (176)     (15)

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II........       CLASS II          18      (21)      (3)       21      (65)     (44)

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II......       CLASS II          48      (39)       9        53      (39)      14

TARGET 2015 ALLOCATION............................          B              44      (24)      20         3       (1)       2

TARGET 2025 ALLOCATION............................          B              68      (18)      50        26       (6)      20

TARGET 2035 ALLOCATION............................          B              28       (6)      22        11       (5)       6

TARGET 2045 ALLOCATION............................          B              25      (12)      13         6       (7)      (1)

TARGET 2055 ALLOCATION............................          B               8       (2)       6         2       --        2

TEMPLETON DEVELOPING MARKETS VIP FUND.............       CLASS 2           87      (54)      33        29      (26)       3

TEMPLETON GLOBAL BOND VIP FUND....................       CLASS 2          150      (93)      57       100     (100)      --

TEMPLETON GROWTH VIP FUND.........................       CLASS 2            5       (6)      (1)        6       (8)      (2)

VANECK VIP GLOBAL HARD ASSETS FUND................    CLASS S SHARES       50      (54)      (4)       84      (76)       8

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO........................................ INVESTOR SHARE CLASS     7       (7)      --         6      (12)      (6)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities/(1)/
  .   1290 VT Doubleline Dynamic Allocation/(2)/
  .   1290 VT Doubleline Opportunistic Bond/(3) /
  .   1290 VT Equity Income/(4)/
  .   1290 VT Gamco Mergers & Acquisitions/(5)/
  .   1290 VT Gamco Small Company Value/(6)/
  .   1290 VT SmartBeta Equity/(7) /
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Small Cap Growth
  .   AXA/Clearbridge Large Cap Growth
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager: Growth Portfolio
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Government Money Market Portfolio
  .   Fidelity(R) VIP Growth & Income Portfolio
  .   Fidelity(R) VIP High Income Portfolio
  .   Fidelity(R) VIP Investment Grade Bond Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Value Portfolio
  .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Mutual Shares VIP Fund
  .   Franklin Rising Dividends VIP Fund
  .   Franklin Small Cap Value VIP Fund
  .   Franklin Strategic Income VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Dividend Opportunities
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Science And Technology
  .   Ivy VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  .   Clearbridge Variable Mid Cap Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Real Return Portfolio
  .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio - II
  .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
  .   Natural Resources Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
  .   Vanguard Variable Insurance Fund - Equity Index Portfolio


  (1)Formerly known as EQ/Convertible Securities.
  (2)Formerly known as All Asset Moderate Growth - Alt 15.
  (3)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (4)Formerly known as EQ/Boston Advisors Equity Income.

  (5)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (6)Formerly known as EQ/GAMCO Small Company Value.
  (7)Formerly known as AXA SmartBeta Equity.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)


   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life                   .   IL Legacy II
 .   Incentive Life                     .   IL Legacy III
 .   Incentive Life 2000                .   IL Protector/SM/
 .   Incentive Life Sales (1999 and     .   Incentive Life COLI
     after)                             .   Incentive Life COLI '04
 .   Incentive Life '02                 .   Champion 2000
 .   Incentive Life '06                 .   Survivorship 2000
 .   Incentive Life(R) Optimizer        .   Survivorship Incentive Life 1999
 .   Incentive Life Optimizer. II       .   Survivorship Incentive Life '02
 .   Incentive Life Optimizer. III      .   Survivorship Incentive Life(R)
 .   Incentive Life Plus/SM/                Legacy
 .   Incentive Life Plus Original       .   SP-Flex
     Series                             .   Corporate Owned Incentive Life(R)
 .   Paramount Life
 .   IL Legacy

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)


   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account, and/or index fund options of Separate Account No. 67.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

3. Fair Value Disclosures (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolio

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                              PURCHASES     SALES
                                                             ----------- -----------
1290 VT Convertible Securities.............................. $   688,313 $    76,163
1290 VT DoubleLine Dynamic Allocation.......................   3,061,847     587,713
1290 VT DoubleLine Opportunistic Bond.......................     223,368      20,905
1290 VT Equity Income.......................................   3,587,928   2,172,395
1290 VT Gamco Mergers & Acquisitions........................   3,541,383   2,253,110
1290 VT Gamco Small Company Value...........................  32,229,515  20,265,579
1290 VT SmartBeta Equity....................................     436,614      69,715
1290 VT Socially Responsible................................   1,851,746   1,042,905
All Asset Growth-Alt 20.....................................   4,792,231   4,488,053
American Century VP Mid Cap Value Fund......................  12,785,864  11,950,075
American Funds Insurance Series(R) Global Small
 Capitalization Fund/SM/....................................   3,078,183   1,035,732
American Funds Insurance Series(R) New World Fund(R)........   4,050,624   1,614,868
AXA 400 Managed Volatility..................................   1,937,390   1,028,198
AXA 500 Managed Volatility..................................   2,797,303   1,169,463
AXA 2000 Managed Volatility.................................   1,687,814     741,607
AXA Aggressive Allocation...................................  17,528,644  16,428,366
AXA Balanced Strategy.......................................   8,088,494   1,483,605
AXA Conservative Allocation.................................   4,361,308   7,757,433
AXA Conservative Growth Strategy............................   1,563,301     653,114
AXA Conservative Strategy...................................     370,202     576,381
AXA Conservative-Plus Allocation............................   6,126,584   6,637,995
AXA Global Equity Managed Volatility........................   4,814,527  17,589,764
AXA Growth Strategy.........................................   7,635,476   1,576,416
AXA International Core Managed Volatility...................   3,079,157  11,098,355
AXA International Managed Volatility........................   1,037,593     377,441
AXA International Value Managed Volatility..................   4,990,397  10,061,983
AXA Large Cap Core Managed Volatility.......................   3,505,125   3,127,496
AXA Large Cap Growth Managed Volatility.....................  26,113,101  26,263,555
AXA Large Cap Value Managed Volatility......................  12,645,478  38,033,962
AXA Mid Cap Value Managed Volatility........................  20,010,466  21,326,133
AXA Moderate Allocation.....................................  56,044,398  88,313,842
AXA Moderate Growth Strategy................................  11,231,764   7,120,668
AXA Moderate-Plus Allocation................................  44,347,394  43,503,147
AXA/AB Small Cap Growth.....................................  24,021,528  26,704,500
AXA/ClearBridge Large Cap Growth............................  15,488,792  14,833,678
AXA/Janus Enterprise........................................   9,456,010   6,892,287
AXA/Loomis Sayles Growth....................................   8,091,394   6,188,838
BlackRock Global Allocation V.I. Fund.......................   1,315,209   1,910,729
Charter/SM/ Multi-Sector Bond...............................   5,370,732  15,642,692
Charter/SM/ Small Cap Growth................................   2,180,299   1,774,069
Charter/SM/ Small Cap Value.................................   2,220,537   4,114,280
ClearBridge Variable Mid cap Portfolio......................     330,803      19,907
EQ/BlackRock Basic Value Equity.............................  14,547,219  27,091,285

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolio (Continued)

                                                              PURCHASES      SALES
                                                             ------------ ------------
EQ/Capital Guardian Research................................ $ 14,290,596 $ 13,678,491
EQ/Common Stock Index.......................................   56,503,464  172,696,701
EQ/Core Bond Index..........................................   34,532,810   35,728,224
EQ/Equity 500 Index.........................................  101,604,566  124,020,758
EQ/Global Bond Plus.........................................    2,701,623    3,455,355
EQ/Intermediate Government Bond.............................   16,421,488   18,175,192
EQ/International Equity Index...............................   40,795,581   35,534,640
EQ/Invesco Comstock.........................................    6,295,546    4,574,280
EQ/JPMorgan Value Opportunities.............................   18,140,590    7,993,732
EQ/Large Cap Growth Index...................................   14,830,050   14,504,335
EQ/Large Cap Value Index....................................    6,874,810    4,546,356
EQ/MFS International Growth.................................    8,786,535    6,411,621
EQ/Mid Cap Index............................................   42,794,121   19,364,549
EQ/Money Market.............................................  175,661,650  181,325,659
EQ/PIMCO Ultra Short Bond...................................    6,318,678    4,233,433
EQ/Quality Bond Plus........................................    4,634,317   16,274,925
EQ/Small Company Index......................................   23,528,886   12,012,104
EQ/T. Rowe Price Growth Stock...............................   30,173,006   14,194,261
EQ/UBS Growth & Income......................................    6,700,768    3,617,531
Fidelity(R) VIP Asset Manager: Growth Portfolio.............      295,413      133,392
Fidelity(R) VIP Contrafund(R) Portfolio.....................   17,974,709   12,043,417
Fidelity(R) VIP Equity-Income Portfolio.....................      569,865      496,936
Fidelity(R) VIP Government Money Market Portfolio...........      598,565      841,467
Fidelity(R) VIP Growth & Income Portfolio...................    3,773,035    3,383,902
Fidelity(R) VIP High Income Portfolio.......................    1,306,726      917,301
Fidelity(R) VIP Investment Grade Bond Portfolio.............   20,775,820   13,935,494
Fidelity(R) VIP Mid Cap Portfolio...........................    9,327,338    5,518,912
Fidelity(R) VIP Value Portfolio.............................      229,049      233,824
Fidelity(R) VIP Value Strategies Portfolio..................      254,199       36,784
Franklin Mutual Shares VIP Fund.............................    2,043,526    1,838,710
Franklin Rising Dividends VIP Fund..........................    8,287,995   11,121,856
Franklin Small Cap Value VIP Fund...........................    5,633,422    4,795,439
Franklin Strategic Income VIP Fund..........................    7,583,758    4,189,882
Goldman Sachs VIT Mid Cap Value Fund........................    5,383,442    3,527,329
Invesco V.I. Diversified Dividend Fund......................    4,222,648    3,395,895
Invesco V.I. Global Real Estate Fund........................    7,796,537    7,430,499
Invesco V.I. International Growth Fund......................   12,837,671   10,801,318
Invesco V.I. Mid Cap Core Equity Fund.......................      809,005      780,828
Invesco V.I. Small Cap Equity Fund..........................    1,438,337      546,394
Ivy VIP Dividend Opportunities..............................      409,656      229,519
Ivy VIP Energy..............................................    4,754,803    6,567,860
Ivy VIP High Income.........................................   10,458,709    6,640,554
Ivy VIP Mid Cap Growth......................................    4,905,070    5,509,462
Ivy VIP Science And Technology..............................   13,864,833   10,629,968
Ivy VIP Small Cap Growth....................................    3,621,085    1,804,587
MFS(R) Utilities Series.....................................   19,730,804   13,076,614
MFS(R) International Value Portfolio........................   26,499,243   15,224,482
MFS(R) Investors Trust Series...............................    1,841,207      943,754
MFS(R) Massachusetts Investors Growth Stock Portfolio.......    1,624,484    1,442,803
MFS(R) Utilities Series.....................................      497,686    1,004,473
Multimanager Aggressive Equity..............................    6,782,699   37,058,774
Multimanager Core Bond......................................   10,029,910   15,711,519
Multimanager Mid Cap Growth.................................    3,673,842    8,076,068
Multimanager Mid Cap Value..................................    2,092,795   11,628,383

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolio (Concluded)

                                                                PURCHASES     SALES
                                                               ----------- -----------
Multimanager Technology....................................... $28,573,025 $17,787,032
Natural Resources Portfolio...................................  10,143,944   9,722,170
PIMCO CommodityRealReturn(R) Strategy Portfolio...............   3,039,513   1,198,040
PIMCO Real Return Portfolio...................................   5,926,823   6,043,768
PIMCO Total Return Portfolio..................................  12,470,259  11,677,007
T. Rowe Price Equity Income Portfolio - II....................   4,887,339   3,988,042
T. Rowe Price Health Sciences Portfolio - II..................   3,679,609   3,051,830
Target 2015 Allocation........................................   2,269,588     766,185
Target 2025 Allocation........................................   6,373,404   1,497,579
Target 2035 Allocation........................................   2,060,040     430,373
Target 2045 Allocation........................................   2,412,630   1,601,215
Target 2055 Allocation........................................     419,830     161,012
Templeton Developing Markets VIP Fund.........................   9,737,392   5,990,228
Templeton Global Bond VIP Fund................................   9,748,501   6,215,167
Templeton Growth VIP Fund.....................................     841,440     911,122
VanEck VIP Global Hard Assets Fund............................   3,955,881   4,255,740
Vanguard Variable Insurance Fund - Equity Index Portfolio.....   2,217,574   1,735,356

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions (Concluded)

   Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganization

   In May 2017, pursuant to an Agreement and Plan of Reorganization and Termination, as approved by contractholders, All Asset Growth-Alt 20 (the "Surviving Portfolio") acquired the net assets of All Asset Aggressive-Alt 25 (the "Removed Portfolio"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolio (the "Removed Investment Option") were replaced with the Variable Investment Options that invest in the Surviving Portfolio (the "Surviving Investment Option"). For accounting purposes, these reorganizations were treated as a merger.

-------------------------------------------------------------------------------
                          REMOVED PORTFOLIO            SURVIVING PORTFOLIO
-------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25  ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------
Shares -- Class B                              496,159                1,323,456
Value -- Class B          $                      12.58 $                  20.09
Net Assets Before Merger  $                  6,242,639 $             20,339,358
Net Assets After Merger   $                         -- $             26,581,997
Unrealized Loss           $                    347,214

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

7. Asset-based Charges and Contractowner Charges

   The table below lists the charges for each product. These charges are reflected as "Asset-based Charges" in the Statement of Operations or as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                             MORTALITY AND
                                                             EXPENSE RISKS     MORTALITY  ADMINISTRATIVE   TOTAL
                                                             -------------    ---------   --------------   ------

Accumulator Life............................................   varies/(b)(d)/ varies/(b)/   varies/(b)(f)/ varies

Incentive Life, Champion 2000...............................    0.60%/(a)/           --            --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life
 Plus.......................................................    0.60%/(l)(n)/        --            --       0.60%

Incentive Life '02..........................................   varies/(b)(g)/        --            --       0.80%

Incentive Life '06..........................................    0.85%/(b)(e)/        --            --       0.85%

Survivorship Incentive Life '02.............................    0.90%/(b)(m)/        --            --       0.90%

Paramount Life..............................................    0.60%/(a)/           --            --       0.60%

Incentive Life Plus Original Series.........................    0.60%/(b)(l)/        --            --       0.60%

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                                              MORTALITY AND
                                                              EXPENSE RISKS     MORTALITY  ADMINISTRATIVE TOTAL
                                                             -------------      ---------  -------------- -----

Incentive Life COLI.........................................   0.60%/(b)/             --            --    0.60%

Incentive Life COLI '04.....................................   0.75%/(b)(c)/          --            --    0.75%

Survivorship Incentive Life 1999............................   0.60%/(a)/             --            --    0.60%

Survivorship 2000...........................................   0.90%/(a)/             --            --    0.90%

IL Legacy...................................................   1.75%/(b)(h)/          --            --    1.75%

IL Legacy II................................................   0.85%/(b)(i)(l)/       --            --    0.85%

IL Legacy III...............................................   0.85%/(b)(i)(l)/       --            --    0.85%

IL Protector................................................   0.80%/(a)/             --            --    0.80%

SP-Flex.....................................................   0.85%/(a)/       0.60%/(a)/    0.35%/(a)/  1.80%

Incentive Life(R) Optimizer.................................   0.85%/(b)(e)(l)/       --            --    0.85%

Incentive Life Optimizer II.................................   0.85%/(b)(e)(l)/       --            --    0.85%

Incentive Life Optimizer III................................   0.60%/(b)(l)(o)/       --            --    0.60%

Survivorship Incentive Life(R) Legacy.......................   0.55%/(b)(j)/          --            --    0.55%

Corporate Owned Incentive Life(R)...........................   0.35%/(b)(k)(l)/       --            --    0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum) Policy years 6-20 0.55% (0.75%
     maximum) Policy years 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum) Policy years 9-10 0.00% (1.00%
     maximum) Policy years 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current) Policy years 11-20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum)
  (n)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
  (o)Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 8+ 0.00% (current) Policy years 11+ 0.50% (maximum)

   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%,

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

   depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Optimizer III mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                           AMOUNT DEDUCTED
                -------                       -----------                          ---------------

Riders                                  Monthly                 Amount varies depending on the specifics of your
                                                                policy. Depending on the rider, may be additional
                                                                charges deducted from premiums and upon exercise
                                                                of a policy continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                 LOW - $0.01 for each $1,000 of face amount of the
Minimum Death Benefit Charge)                                   policy
                                                                HIGH - $0.02 for each $1,000 of face amount of the
                                                                policy

Charge for State and Local Tax Expense  At time of premium      Varies by state of residence of insured person.
                                        payment

Charge for Federal Tax Expenses         At time of premium      1.25%
                                        payment

Premium Charge                          At time of premium      Depending on the policy, varies from a flat fee of $2
                                        payment                 to $250 to a range of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                 LOW - $8 per month
                                                                HIGH - Depending on face amount, policyholder
                                                                age at issue and policy year, up to $55 per month.
                                                                Depending on the policy, may also be a charge per
                                                                $1,000 of face amount ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                 Amount varies depending upon specifics of policy.
charge                                                          COI based upon amount at risk. Rating Charge
                                                                based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction  The amount of surrender charges if applicable is set
face amount of policy during the first                          forth in your policy.
10 or 15 years depending on Contract

Partial Withdrawal                      At time of transaction  $25 (or if less, 2% of the withdrawal), if applicable


Increase in policy's face amount        At time of transaction  $1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable

Administrative Surrender Charge         At time of transaction  $2 to $6 per 1,000 depending on issue age which after the third year declines if applicable
                                                                Depending on the policy, may also be a charge per
                                                                policy ranging from $450 to $540 which after the
                                                                third year declines

Transfers among investment options      At time of transaction  LOW - $25 after 12 transfers if applicable
                                                                HIGH - $25 per transfer

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.

LOW - $0.01 for each $1,000 of face amount of the policy
HIGH - $0.02 for each $1,000 of face amount of the policy

Varies by state of residence of insured person.


1.25%


Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums

LOW - $8 per month                                     Unit liquidation from
HIGH - Depending on face amount, policyholder          account value
age at issue and policy year, up to $55 per month.
Depending on the policy, may also be a charge per
$1,000 of face amount ranging from $0.03 to $0.70

Amount varies depending upon specifics of policy.      Unit liquidation from
COI based upon amount at risk. Rating Charge           account value
based upon face amount of insurance.

The amount of surrender charges if applicable is set   Unit liquidation from
forth in your policy.                                  account value


$25 (or if less, 2% of the withdrawal), if applicable  Unit liquidation from account value

$1.50 for each $1,000 of the increase (but not more    Unit liquidation from
than $250 in total), if applicable                     account value

$2 to $6 per 1,000 depending on issue age which        Unit liquidation from
after the third year declines if applicable            account value
Depending on the policy, may also be a charge per
policy ranging from $450 to $540 which after the
third year declines

LOW - $25 after 12 transfers if applicable             Unit liquidation from
HIGH - $25 per transfer                                account value

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2017  Lowest contract charge 0.00% Class B       $ 12.73           --               --           --      14.27%
      Highest contract charge 0.60% Class B      $126.04           --               --           --      13.59%
      All contract charges                            --            6          $   605        9.59%          --
2016  Lowest contract charge 0.00% Class B(d)    $ 11.14           --               --           --      10.08%
      Highest contract charge 0.60% Class B(d)   $110.96           --               --           --       9.68%
      All contract charges                            --           --          $     9        9.66%          --
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2017  Lowest contract charge 0.00% Class B       $123.19           --               --           --       9.61%
      Highest contract charge 0.90% Class B      $118.13           --               --           --       8.64%
      All contract charges                            --          258          $12,307        0.61%          --
2016  Lowest contract charge 0.00% Class B       $112.39           --               --           --       8.61%
      Highest contract charge 0.90% Class B      $108.74           --               --           --       7.63%
      All contract charges                            --          190          $ 9,492        1.68%          --
2015  Lowest contract charge 0.00% Class B       $103.48           --               --           --     (3.72)%
      Highest contract charge 0.90% Class B      $101.03           --               --           --     (4.60)%
      All contract charges                            --          134          $ 5,897        1.31%          --
2014  Lowest contract charge 0.00% Class B       $107.48           --               --           --       2.42%
      Highest contract charge 0.90% Class B      $105.90           --               --           --       1.50%
      All contract charges                            --           28          $ 2,538        2.43%          --
2013  Lowest contract charge 0.00% Class B(a)    $104.94           --               --           --       4.19%
      Highest contract charge 0.90% Class B(a)   $104.33           --               --           --       3.62%
      All contract charges                            --            9          $   925        2.85%          --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2017  Lowest contract charge 0.00% Class B(e)    $102.13           --               --           --       1.58%
      Highest contract charge 0.60% Class B(e)   $101.73           --               --           --       1.20%
      All contract charges                            --            3          $   200        3.42%          --
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.00% Class A       $187.61           --               --           --      15.84%
      Highest contract charge 0.90% Class A      $170.32           --               --           --      14.80%
      All contract charges                            --           32          $ 5,633        1.70%          --
2016  Lowest contract charge 0.00% Class A       $161.95           --               --           --      12.98%
      Highest contract charge 0.90% Class A      $148.36           --               --           --      11.97%
      All contract charges                            --           31          $ 4,827        1.96%          --
2015  Lowest contract charge 0.00% Class A       $143.34           --               --           --     (1.70)%
      Highest contract charge 0.90% Class A      $132.50           --               --           --     (2.59)%
      All contract charges                            --           33          $ 4,517        1.55%          --
2014  Lowest contract charge 0.00% Class A       $145.82           --               --           --       8.67%
      Highest contract charge 0.90% Class A      $136.02           --               --           --       7.70%
      All contract charges                            --           37          $ 5,222        1.56%          --
2013  Lowest contract charge 0.00% Class A       $134.19           --               --           --      31.75%
      Highest contract charge 0.90% Class A      $126.30           --               --           --      30.56%
      All contract charges                            --           45          $ 5,916        1.94%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.00% Class B    $258.51           --               --           --      15.84%
      Highest contract charge 0.60% Class B   $173.85           --               --           --      15.15%
      All contract charges                         --           71          $17,017        1.70%          --
2016  Lowest contract charge 0.00% Class B    $223.16           --               --           --      12.99%
      Highest contract charge 0.60% Class B   $150.98           --               --           --      12.30%
      All contract charges                         --           73          $15,213        1.96%          --
2015  Lowest contract charge 0.00% Class B    $197.51           --               --           --     (1.70)%
      Highest contract charge 0.60% Class B   $134.44           --               --           --     (2.29)%
      All contract charges                         --           79          $14,262        1.55%          --
2014  Lowest contract charge 0.00% Class B    $200.93           --               --           --       8.67%
      Highest contract charge 0.60% Class B   $137.59           --               --           --       8.02%
      All contract charges                         --           82          $15,156        1.56%          --
2013  Lowest contract charge 0.00% Class B    $184.90           --               --           --      31.75%
      Highest contract charge 0.60% Class B   $127.38           --               --           --      30.97%
      All contract charges                         --           82          $13,916        1.94%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.00% Class A    $149.14           --               --           --       6.19%
      Highest contract charge 0.00% Class A   $149.14           --               --           --       6.19%
      All contract charges                         --           44          $   988        0.17%          --
2016  Lowest contract charge 0.00% Class A    $140.45           --               --           --       7.69%
      Highest contract charge 0.00% Class A   $140.45           --               --           --       7.69%
      All contract charges                         --           18          $   746        0.01%          --
2015  Lowest contract charge 0.00% Class A    $130.42           --               --           --       2.63%
      Highest contract charge 0.00% Class A   $130.42           --               --           --       2.63%
      All contract charges                         --           21          $   699        0.00%          --
2014  Lowest contract charge 0.00% Class A    $127.08           --               --           --       1.64%
      Highest contract charge 0.00% Class A   $127.08           --               --           --       1.64%
      All contract charges                         --           17          $   633        0.00%          --
2013  Lowest contract charge 0.00% Class A    $125.03           --               --           --      10.98%
      Highest contract charge 0.00% Class A   $125.03           --               --           --      10.98%
      All contract charges                         --           16          $   849        0.42%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.00% Class B    $191.34           --               --           --       6.18%
      Highest contract charge 0.90% Class B   $139.27           --               --           --       5.23%
      All contract charges                         --           93          $15,203        0.17%          --
2016  Lowest contract charge 0.00% Class B    $180.20           --               --           --       7.69%
      Highest contract charge 0.90% Class B   $132.35           --               --           --       6.73%
      All contract charges                         --           92          $14,108        0.01%          --
2015  Lowest contract charge 0.00% Class B    $167.33           --               --           --       2.62%
      Highest contract charge 0.90% Class B   $124.01           --               --           --       1.70%
      All contract charges                         --           96          $13,717        0.00%          --
2014  Lowest contract charge 0.00% Class B    $163.06           --               --           --       1.64%
      Highest contract charge 0.90% Class B   $121.94           --               --           --       0.73%
      All contract charges                         --           96          $13,401           --          --
2013  Lowest contract charge 0.00% Class B    $160.43           --               --           --      10.98%
      Highest contract charge 0.90% Class B   $121.06           --               --           --       9.99%
      All contract charges                         --           86          $11,645        0.42%          --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class A    $250.51           --               --           --      16.10%
      Highest contract charge 0.00% Class A   $250.51           --               --           --      16.10%
      All contract charges                         --          196          $ 6,619        0.62%          --
2016  Lowest contract charge 0.00% Class A    $215.78           --               --           --      23.27%
      Highest contract charge 0.00% Class A   $215.78           --               --           --      23.27%
      All contract charges                         --          177          $ 6,106        0.51%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO SMALL COMPANY VALUE (CONTINUED)
2015  Lowest contract charge 0.00% Class A       $175.04           --                --          --     (5.70)%
      Highest contract charge 0.00% Class A      $175.04           --                --          --     (5.70)%
      All contract charges                            --          156          $  4,668       0.53%          --
2014  Lowest contract charge 0.00% Class A       $185.62           --                --          --       3.07%
      Highest contract charge 0.00% Class A      $185.62           --                --          --       3.07%
      All contract charges                            --          105          $  4,528       0.28%          --
2013  Lowest contract charge 0.00% Class A       $180.09           --                --          --      39.12%
      Highest contract charge 0.00% Class A      $180.09           --                --          --      39.12%
      All contract charges                            --           63          $  3,445       0.28%          --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class B       $440.57           --                --          --      16.10%
      Highest contract charge 0.90% Class B      $261.25           --                --          --      15.05%
      All contract charges                            --          532          $191,106       0.62%          --
2016  Lowest contract charge 0.00% Class B       $379.49           --                --          --      23.27%
      Highest contract charge 0.90% Class B      $227.07           --                --          --      22.17%
      All contract charges                            --          542          $166,766       0.51%          --
2015  Lowest contract charge 0.00% Class B       $307.85           --                --          --     (5.70)%
      Highest contract charge 0.90% Class B      $185.87           --                --          --     (6.55)%
      All contract charges                            --          566          $139,280       0.53%          --
2014  Lowest contract charge 0.00% Class B       $326.46           --                --          --       3.07%
      Highest contract charge 0.90% Class B      $198.90           --                --          --       2.14%
      All contract charges                            --          591          $151,989       0.28%          --
2013  Lowest contract charge 0.00% Class B       $316.74           --                --          --      39.11%
      Highest contract charge 0.90% Class B      $194.73           --                --          --      37.86%
      All contract charges                            --          613          $150,594       0.28%          --
1290 VT SMARTBETA EQUITY
2017  Lowest contract charge 0.00% Class B       $ 12.61           --                --          --      21.72%
      Highest contract charge 0.60% Class B      $124.83           --                --          --      20.99%
      All contract charges                            --           21          $    598       1.84%          --
2016  Lowest contract charge 0.00% Class B(d)    $ 10.36           --                --          --       3.81%
      Highest contract charge 0.60% Class B(d)   $103.17           --                --          --       3.41%
      All contract charges                            --           13          $    181       2.62%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class A       $342.77           --                --          --      20.40%
      Highest contract charge 0.00% Class A      $342.77           --                --          --      20.40%
      All contract charges                            --            1          $    308       1.04%          --
2016  Lowest contract charge 0.00% Class A       $284.69           --                --          --       9.96%
      Highest contract charge 0.00% Class A      $284.69           --                --          --       9.96%
      All contract charges                            --            1          $    201       1.28%          --
2015  Lowest contract charge 0.00% Class A       $258.91           --                --          --       0.47%
      Highest contract charge 0.00% Class A      $258.91           --                --          --       0.47%
      All contract charges                            --            1          $    216       1.07%          --
2014  Lowest contract charge 0.00% Class A       $257.71           --                --          --      13.61%
      Highest contract charge 0.00% Class A      $257.71           --                --          --      13.61%
      All contract charges                            --            1          $    177       0.84%          --
2013  Lowest contract charge 0.00% Class A       $226.84           --                --          --      34.33%
      Highest contract charge 0.00% Class A      $226.84           --                --          --      34.33%
      All contract charges                            --            1          $    164       0.78%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class B       $214.75           --                --          --      20.40%
      Highest contract charge 0.90% Class B      $181.87           --                --          --      19.32%
      All contract charges                            --           16          $  3,042       1.04%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --                --          --       9.96%
      Highest contract charge 0.90% Class B      $152.42           --                --          --       8.96%
      All contract charges                            --           14          $  2,297       1.28%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                                           ACCUMULATION
                                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                              ---------- ----------------- ------------ ------------- --------
1290 VT SOCIALLY RESPONSIBLE (CONTINUED)
2015  Lowest contract charge 0.00% Class B                     $162.21           --               --           --       0.48%
      Highest contract charge 0.90% Class B                    $139.88           --               --           --     (0.43)%
      All contract charges                                          --           11          $ 1,624        1.07%          --
2014  Lowest contract charge 0.00% Class B                     $161.44           --               --           --      13.61%
      Highest contract charge 0.80% Class B                    $142.67           --               --           --      12.70%
      All contract charges                                          --            9          $ 1,403        0.84%          --
2013  Lowest contract charge 0.00% Class B                     $142.10           --               --           --      34.33%
      Highest contract charge 0.80% Class B                    $126.59           --               --           --      33.25%
      All contract charges                                          --            7          $ 1,016        0.78%          --
ALL ASSET GROWTH-ALT 20(F)
2017  Lowest contract charge 0.00% Class B                     $166.45           --               --           --      15.90%
      Highest contract charge 0.90% Class B                    $155.27           --               --           --      14.85%
      All contract charges                                          --          251          $28,921        1.62%          --
2016  Lowest contract charge 0.00% Class B                     $143.62           --               --           --       9.57%
      Highest contract charge 0.90% Class B                    $135.19           --               --           --       8.58%
      All contract charges                                          --          158          $19,692        1.36%          --
2015  Lowest contract charge 0.00% Class B                     $131.08           --               --           --     (3.96)%
      Highest contract charge 0.90% Class B                    $124.51           --               --           --     (4.82)%
      All contract charges                                          --          136          $17,513        0.84%          --
2014  Lowest contract charge 0.00% Class B                     $136.49           --               --           --       2.39%
      Highest contract charge 0.90% Class B                    $130.82           --               --           --       1.47%
      All contract charges                                          --          131          $17,621        1.53%          --
2013  Lowest contract charge 0.00% Class B                     $133.30           --               --           --      14.13%
      Highest contract charge 0.90% Class B                    $128.92           --               --           --      13.10%
      All contract charges                                          --          112          $14,861        1.46%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Class II                    $250.02           --               --           --      11.47%
      Highest contract charge 0.90% Class II                   $233.24           --               --           --      10.47%
      All contract charges                                          --          400          $55,730        1.41%          --
2016  Lowest contract charge 0.00% Class II                    $224.30           --               --           --      22.72%
      Highest contract charge 0.90% Class II                   $211.14           --               --           --      21.62%
      All contract charges                                          --          345          $50,916        1.58%          --
2015  Lowest contract charge 0.00% Class II                    $182.78           --               --           --     (1.58)%
      Highest contract charge 0.90% Class II                   $173.61           --               --           --     (2.47)%
      All contract charges                                          --          269          $33,842        1.51%          --
2014  Lowest contract charge 0.00% Class II                    $185.71           --               --           --      16.24%
      Highest contract charge 0.90% Class II                   $178.00           --               --           --      15.19%
      All contract charges                                          --          222          $30,533        1.04%          --
2013  Lowest contract charge 0.00% Class II                    $159.77           --               --           --      29.89%
      Highest contract charge 0.90% Class II                   $154.53           --               --           --      28.73%
      All contract charges                                          --          163          $22,584        1.08%          --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/
2017  Lowest contract charge 0.00% Class 4                     $146.74           --               --           --      25.62%
      Highest contract charge 0.90% Class 4                    $140.71           --               --           --      24.50%
      All contract charges                                          --           69          $ 7,356        0.38%          --
2016  Lowest contract charge 0.00% Class 4                     $116.81           --               --           --       1.85%
      Highest contract charge 0.90% Class 4                    $113.02           --               --           --       0.93%
      All contract charges                                          --           47          $ 4,107        0.11%          --
2015  Lowest contract charge 0.00% Class 4                     $114.69           --               --           --     (0.02)%
      Highest contract charge 0.90% Class 4                    $111.98           --               --           --     (0.92)%
      All contract charges                                          --           43          $ 3,590        0.00%          --
2014  Lowest contract charge 0.00% Class 4                     $114.71           --               --           --       1.88%
      Highest contract charge 0.90% Class 4                    $113.02           --               --           --       0.96%
      All contract charges                                          --           25          $ 1,829        0.08%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/ (CONTINUED)
2013     Lowest contract charge 0.00% Class 4(a)       $112.59           --               --           --      10.13%
         Highest contract charge 0.90% Class 4(a)      $111.94           --               --           --       9.53%
         All contract charges                               --            8          $   869        0.17%          --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2017     Lowest contract charge 0.00% Class 4          $128.66           --               --           --      29.06%
         Highest contract charge 0.90% Class 4         $123.37           --               --           --      27.90%
         All contract charges                               --          222          $12,711        0.87%          --
2016     Lowest contract charge 0.00% Class 4          $ 99.69           --               --           --       5.05%
         Highest contract charge 0.90% Class 4         $ 96.46           --               --           --       4.10%
         All contract charges                               --          172          $ 7,858        0.69%          --
2015     Lowest contract charge 0.00% Class 4          $ 94.90           --               --           --     (3.38)%
         Highest contract charge 0.90% Class 4         $ 92.66           --               --           --     (4.24)%
         All contract charges                               --          139          $ 6,032        0.57%          --
2014     Lowest contract charge 0.00% Class 4          $ 98.22           --               --           --     (8.13)%
         Highest contract charge 0.90% Class 4         $ 96.76           --               --           --     (8.97)%
         All contract charges                               --           88          $ 3,904        1.51%          --
2013     Lowest contract charge 0.00% Class 4(a)       $106.91           --               --           --       5.36%
         Highest contract charge 0.90% Class 4(a)      $106.29           --               --           --       4.78%
         All contract charges                               --           16          $   938        3.40%          --
AXA 400 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $218.79           --               --           --      15.23%
         Highest contract charge 0.90% Class B         $204.10           --               --           --      14.19%
         All contract charges                               --           25          $ 5,413        0.80%          --
2016     Lowest contract charge 0.00% Class B          $189.88           --               --           --      19.68%
         Highest contract charge 0.90% Class B         $178.74           --               --           --      18.61%
         All contract charges                               --           23          $ 4,246        0.87%          --
2015     Lowest contract charge 0.00% Class B          $158.65           --               --           --     (3.11)%
         Highest contract charge 0.90% Class B         $150.69           --               --           --     (3.98)%
         All contract charges                               --           20          $ 3,160        0.54%          --
2014     Lowest contract charge 0.00% Class B          $163.75           --               --           --       8.80%
         Highest contract charge 0.90% Class B         $156.94           --               --           --       7.82%
         All contract charges                               --           19          $ 3,065        0.39%          --
2013     Lowest contract charge 0.00% Class B          $150.51           --               --           --      31.69%
         Highest contract charge 0.90% Class B         $145.56           --               --           --      30.49%
         All contract charges                               --           20          $ 2,992        0.17%          --
AXA 500 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $227.98           --               --           --      20.75%
         Highest contract charge 0.90% Class B         $212.68           --               --           --      19.67%
         All contract charges                               --           43          $ 9,743        1.24%          --
2016     Lowest contract charge 0.00% Class B          $188.80           --               --           --      11.03%
         Highest contract charge 0.90% Class B         $177.72           --               --           --      10.03%
         All contract charges                               --           37          $ 6,887        1.27%          --
2015     Lowest contract charge 0.00% Class B          $170.05           --               --           --       0.37%
         Highest contract charge 0.90% Class B         $161.52           --               --           --     (0.54)%
         All contract charges                               --           34          $ 5,680        0.91%          --
2014     Lowest contract charge 0.00% Class B          $169.43           --               --           --      12.59%
         Highest contract charge 0.90% Class B         $162.40           --               --           --      11.58%
         All contract charges                               --           33          $ 5,576        0.80%          --
2013     Lowest contract charge 0.00% Class B          $150.49           --               --           --      30.93%
         Highest contract charge 0.90% Class B         $145.55           --               --           --      29.76%
         All contract charges                               --           19          $ 2,783        0.47%          --
AXA 2000 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $203.32           --               --           --      13.85%
         Highest contract charge 0.90% Class B         $189.67           --               --           --      12.84%
         All contract charges                               --           23          $ 4,480        0.78%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $178.58           --               --           --      20.53%
      Highest contract charge 0.90% Class B   $168.09           --               --           --      19.44%
      All contract charges                         --           18          $ 3,289        0.82%          --
2015  Lowest contract charge 0.00% Class B    $148.16           --               --           --     (5.10)%
      Highest contract charge 0.90% Class B   $140.73           --               --           --     (5.95)%
      All contract charges                         --           15          $ 2,284        0.39%          --
2014  Lowest contract charge 0.00% Class B    $156.13           --               --           --       4.06%
      Highest contract charge 0.90% Class B   $149.64           --               --           --       3.11%
      All contract charges                         --           17          $ 2,546        0.16%          --
2013  Lowest contract charge 0.00% Class B    $150.04           --               --           --      37.39%
      Highest contract charge 0.90% Class B   $145.12           --               --           --      36.16%
      All contract charges                         --           14          $ 2,132        0.12%          --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $263.30           --               --           --      19.10%
      Highest contract charge 0.90% Class A   $231.49           --               --           --      18.03%
      All contract charges                         --          302          $63,917        1.51%          --
2016  Lowest contract charge 0.00% Class A    $221.08           --               --           --       8.79%
      Highest contract charge 0.90% Class A   $196.13           --               --           --       7.81%
      All contract charges                         --          306          $56,824        0.94%          --
2015  Lowest contract charge 0.00% Class A    $203.22           --               --           --     (1.75)%
      Highest contract charge 0.90% Class A   $181.92           --               --           --     (2.64)%
      All contract charges                         --          344          $57,423        0.95%          --
2014  Lowest contract charge 0.00% Class A    $206.85           --               --           --       4.72%
      Highest contract charge 0.90% Class A   $186.85           --               --           --       3.78%
      All contract charges                         --          344          $63,147        1.55%          --
2013  Lowest contract charge 0.00% Class A    $197.53           --               --           --      26.44%
      Highest contract charge 0.90% Class A   $180.05           --               --           --      25.30%
      All contract charges                         --          356          $64,839        2.51%          --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $257.94           --               --           --      19.10%
      Highest contract charge 0.60% Class B   $236.75           --               --           --      18.39%
      All contract charges                         --          362          $92,369        1.51%          --
2016  Lowest contract charge 0.00% Class B    $216.58           --               --           --       8.78%
      Highest contract charge 0.60% Class B   $199.98           --               --           --       8.13%
      All contract charges                         --          373          $79,996        0.94%          --
2015  Lowest contract charge 0.00% Class B    $199.09           --               --           --     (1.75)%
      Highest contract charge 0.60% Class B   $184.94           --               --           --     (2.34)%
      All contract charges                         --          392          $77,349        0.95%          --
2014  Lowest contract charge 0.00% Class B    $202.64           --               --           --       4.72%
      Highest contract charge 0.60% Class B   $189.38           --               --           --       4.09%
      All contract charges                         --          396          $79,584        1.55%          --
2013  Lowest contract charge 0.00% Class B    $193.51           --               --           --      26.43%
      Highest contract charge 0.60% Class B   $181.94           --               --           --      25.68%
      All contract charges                         --          413          $79,125        2.51%          --
AXA BALANCED STRATEGY
2017  Lowest contract charge 0.00% Class B    $162.81           --               --           --       9.85%
      Highest contract charge 0.00% Class B   $162.81           --               --           --       9.85%
      All contract charges                         --          225          $36,558        1.43%          --
2016  Lowest contract charge 0.00% Class B    $148.21           --               --           --       5.98%
      Highest contract charge 0.00% Class B   $148.21           --               --           --       5.98%
      All contract charges                         --          188          $27,793        0.89%          --
2015  Lowest contract charge 0.00% Class B    $139.85           --               --           --     (0.64)%
      Highest contract charge 0.00% Class B   $139.85           --               --           --     (0.64)%
      All contract charges                         --          173          $24,207        1.09%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.00% Class B    $140.75           --               --           --       4.40%
      Highest contract charge 0.00% Class B   $140.75           --               --           --       4.40%
      All contract charges                         --          141          $19,802        1.21%          --
2013  Lowest contract charge 0.00% Class B    $134.82           --               --           --      13.66%
      Highest contract charge 0.00% Class B   $134.82           --               --           --      13.66%
      All contract charges                         --          119          $16,003        2.27%          --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $164.85           --               --           --       4.95%
      Highest contract charge 0.90% Class A   $144.93           --               --           --       4.00%
      All contract charges                         --          253          $21,414        1.07%          --
2016  Lowest contract charge 0.00% Class A    $157.07           --               --           --       2.92%
      Highest contract charge 0.90% Class A   $139.35           --               --           --       2.01%
      All contract charges                         --          270          $22,880        0.94%          --
2015  Lowest contract charge 0.00% Class A    $152.61           --               --           --     (0.24)%
      Highest contract charge 0.90% Class A   $136.61           --               --           --     (1.14)%
      All contract charges                         --          284          $24,201        0.79%          --
2014  Lowest contract charge 0.00% Class A    $152.98           --               --           --       2.62%
      Highest contract charge 0.90% Class A   $138.19           --               --           --       1.69%
      All contract charges                         --          288          $25,804        0.83%          --
2013  Lowest contract charge 0.00% Class A    $149.08           --               --           --       4.33%
      Highest contract charge 0.90% Class A   $135.89           --               --           --       3.39%
      All contract charges                         --          299          $27,385        0.93%          --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $161.48           --               --           --       4.95%
      Highest contract charge 0.60% Class B   $148.22           --               --           --       4.32%
      All contract charges                         --           46          $ 7,209        1.07%          --
2016  Lowest contract charge 0.00% Class B    $153.87           --               --           --       2.92%
      Highest contract charge 0.60% Class B   $142.08           --               --           --       2.31%
      All contract charges                         --           58          $ 8,706        0.94%          --
2015  Lowest contract charge 0.00% Class B    $149.50           --               --           --     (0.24)%
      Highest contract charge 0.60% Class B   $138.87           --               --           --     (0.84)%
      All contract charges                         --           61          $ 8,855        0.79%          --
2014  Lowest contract charge 0.00% Class B    $149.86           --               --           --       2.62%
      Highest contract charge 0.60% Class B   $140.05           --               --           --       2.00%
      All contract charges                         --           71          $10,374        0.83%          --
2013  Lowest contract charge 0.00% Class B    $146.04           --               --           --       4.34%
      Highest contract charge 0.60% Class B   $137.31           --               --           --       3.72%
      All contract charges                         --           71          $10,126        0.93%          --
AXA CONSERVATIVE GROWTH STRATEGY
2017  Lowest contract charge 0.00% Class B    $151.58           --               --           --       7.98%
      Highest contract charge 0.00% Class B   $151.58           --               --           --       7.98%
      All contract charges                         --           49          $ 7,439        1.29%          --
2016  Lowest contract charge 0.00% Class B    $140.38           --               --           --       4.96%
      Highest contract charge 0.00% Class B   $140.38           --               --           --       4.96%
      All contract charges                         --           44          $ 6,162        0.90%          --
2015  Lowest contract charge 0.00% Class B    $133.74           --               --           --     (0.46)%
      Highest contract charge 0.00% Class B   $133.74           --               --           --     (0.46)%
      All contract charges                         --           41          $ 5,539        0.95%          --
2014  Lowest contract charge 0.00% Class B    $134.36           --               --           --       3.82%
      Highest contract charge 0.00% Class B   $134.36           --               --           --       3.82%
      All contract charges                         --           40          $ 5,395        1.11%          --
2013  Lowest contract charge 0.00% Class B    $129.42           --               --           --      10.51%
      Highest contract charge 0.00% Class B   $129.42           --               --           --      10.51%
      All contract charges                         --           32          $ 4,200        1.75%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE STRATEGY
2017  Lowest contract charge 0.00% Class B    $130.46           --               --           --       4.27%
      Highest contract charge 0.00% Class B   $130.46           --               --           --       4.27%
      All contract charges                         --           20          $ 2,656        1.02%          --
2016  Lowest contract charge 0.00% Class B    $125.12           --               --           --       2.83%
      Highest contract charge 0.00% Class B   $125.12           --               --           --       2.83%
      All contract charges                         --           22          $ 2,805        0.85%          --
2015  Lowest contract charge 0.00% Class B    $121.68           --               --           --     (0.17)%
      Highest contract charge 0.00% Class B   $121.68           --               --           --     (0.17)%
      All contract charges                         --           20          $ 2,427        0.94%          --
2014  Lowest contract charge 0.00% Class B    $121.89           --               --           --       2.61%
      Highest contract charge 0.00% Class B   $121.89           --               --           --       2.61%
      All contract charges                         --           16          $ 1,930        0.86%          --
2013  Lowest contract charge 0.00% Class B    $118.79           --               --           --       4.38%
      Highest contract charge 0.00% Class B   $118.79           --               --           --       4.38%
      All contract charges                         --           13          $ 1,509        1.16%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class A    $187.93           --               --           --       8.83%
      Highest contract charge 0.90% Class A   $165.22           --               --           --       7.84%
      All contract charges                         --          174          $17,822        1.21%          --
2016  Lowest contract charge 0.00% Class A    $172.69           --               --           --       4.73%
      Highest contract charge 0.90% Class A   $153.21           --               --           --       3.79%
      All contract charges                         --          148          $17,374        0.90%          --
2015  Lowest contract charge 0.00% Class A    $164.89           --               --           --     (0.66)%
      Highest contract charge 0.90% Class A   $147.61           --               --           --     (1.55)%
      All contract charges                         --          164          $17,659        0.82%          --
2014  Lowest contract charge 0.00% Class A    $165.98           --               --           --       3.16%
      Highest contract charge 0.90% Class A   $149.93           --               --           --       2.23%
      All contract charges                         --          179          $19,858        0.99%          --
2013  Lowest contract charge 0.00% Class A    $160.89           --               --           --      10.24%
      Highest contract charge 0.90% Class A   $146.66           --               --           --       9.25%
      All contract charges                         --          159          $20,835        1.36%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class B    $184.11           --               --           --       8.82%
      Highest contract charge 0.60% Class B   $168.98           --               --           --       8.17%
      All contract charges                         --           82          $14,766        1.21%          --
2016  Lowest contract charge 0.00% Class B    $169.18           --               --           --       4.73%
      Highest contract charge 0.60% Class B   $156.22           --               --           --       4.11%
      All contract charges                         --           87          $14,529        0.90%          --
2015  Lowest contract charge 0.00% Class B    $161.54           --               --           --     (0.65)%
      Highest contract charge 0.60% Class B   $150.06           --               --           --     (1.24)%
      All contract charges                         --           90          $14,346        0.82%          --
2014  Lowest contract charge 0.00% Class B    $162.60           --               --           --       3.16%
      Highest contract charge 0.60% Class B   $151.95           --               --           --       2.54%
      All contract charges                         --           94          $15,106        0.99%          --
2013  Lowest contract charge 0.00% Class B    $157.62           --               --           --      10.24%
      Highest contract charge 0.60% Class B   $148.19           --               --           --       9.58%
      All contract charges                         --           95          $14,739        1.36%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class A    $657.37           --               --           --      26.08%
      Highest contract charge 0.00% Class A   $657.37           --               --           --      26.08%
      All contract charges                         --           67          $31,741        1.07%          --
2016  Lowest contract charge 0.00% Class A    $521.38           --               --           --       4.48%
      Highest contract charge 0.00% Class A   $521.38           --               --           --       4.48%
      All contract charges                         --           68          $27,405        0.91%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2015     Lowest contract charge 0.00% Class A      $499.04           --                --          --     (1.73)%
         Highest contract charge 0.00% Class A     $499.04           --                --          --     (1.73)%
         All contract charges                           --           74          $ 28,446       0.88%          --
2014     Lowest contract charge 0.00% Class A      $507.81           --                --          --       1.69%
         Highest contract charge 0.00% Class A     $507.81           --                --          --       1.69%
         All contract charges                           --          106          $ 31,716       0.95%          --
2013     Lowest contract charge 0.00% Class A      $499.38           --                --          --      20.36%
         Highest contract charge 0.00% Class A     $499.38           --                --          --      20.36%
         All contract charges                           --          133          $ 34,325       0.82%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B      $352.45           --                --          --      26.08%
         Highest contract charge 0.90% Class B     $293.20           --                --          --      24.95%
         All contract charges                           --          359          $116,782       1.07%          --
2016     Lowest contract charge 0.00% Class B      $279.54           --                --          --       4.48%
         Highest contract charge 0.90% Class B     $234.65           --                --          --       3.54%
         All contract charges                           --          398          $102,881       0.91%          --
2015     Lowest contract charge 0.00% Class B      $267.56           --                --          --     (1.73)%
         Highest contract charge 0.90% Class B     $226.63           --                --          --     (2.61)%
         All contract charges                           --          441          $110,066       0.88%          --
2014     Lowest contract charge 0.00% Class B      $272.26           --                --          --       1.68%
         Highest contract charge 0.90% Class B     $232.70           --                --          --       0.77%
         All contract charges                           --          478          $121,576       0.95%          --
2013     Lowest contract charge 0.00% Class B      $267.75           --                --          --      20.36%
         Highest contract charge 0.90% Class B     $230.92           --                --          --      19.28%
         All contract charges                           --          523          $131,082       0.82%          --
AXA GROWTH STRATEGY
2017     Lowest contract charge 0.00% Class B      $187.88           --                --          --      13.72%
         Highest contract charge 0.00% Class B     $187.88           --                --          --      13.72%
         All contract charges                           --          330          $ 62,041       1.57%          --
2016     Lowest contract charge 0.00% Class B      $165.21           --                --          --       8.09%
         Highest contract charge 0.00% Class B     $165.21           --                --          --       8.09%
         All contract charges                           --          304          $ 50,167       0.98%          --
2015     Lowest contract charge 0.00% Class B      $152.84           --                --          --     (0.98)%
         Highest contract charge 0.00% Class B     $152.84           --                --          --     (0.98)%
         All contract charges                           --          279          $ 42,615       1.25%          --
2014     Lowest contract charge 0.00% Class B      $154.35           --                --          --       5.62%
         Highest contract charge 0.00% Class B     $154.35           --                --          --       5.62%
         All contract charges                           --          223          $ 34,422       1.64%          --
2013     Lowest contract charge 0.00% Class B      $146.14           --                --          --      20.20%
         Highest contract charge 0.00% Class B     $146.14           --                --          --      20.20%
         All contract charges                           --          157          $ 22,986       2.98%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class A      $278.29           --                --          --      26.30%
         Highest contract charge 0.60% Class A     $198.73           --                --          --      25.54%
         All contract charges                           --           56          $ 15,408       1.64%          --
2016     Lowest contract charge 0.00% Class A      $220.34           --                --          --       0.22%
         Highest contract charge 0.60% Class A     $158.30           --                --          --     (0.37)%
         All contract charges                           --           61          $ 13,351       0.29%          --
2015     Lowest contract charge 0.00% Class A      $219.85           --                --          --     (4.35)%
         Highest contract charge 0.60% Class A     $158.89           --                --          --     (4.92)%
         All contract charges                           --           66          $ 14,331       0.06%          --
2014     Lowest contract charge 0.00% Class A      $229.84           --                --          --     (6.24)%
         Highest contract charge 0.60% Class A     $167.11           --                --          --     (6.80)%
         All contract charges                           --           71          $ 16,150       1.75%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
2013       Lowest contract charge 0.00% Class A         $245.13           --               --           --      17.51%
           Highest contract charge 0.60% Class A        $179.31           --               --           --      16.80%
           All contract charges                              --           26          $ 6,022        0.84%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $180.36           --               --           --      26.31%
           Highest contract charge 0.90% Class B        $152.31           --               --           --      25.17%
           All contract charges                              --          282          $47,837        1.64%          --
2016       Lowest contract charge 0.00% Class B         $142.79           --               --           --       0.21%
           Highest contract charge 0.90% Class B        $121.68           --               --           --     (0.69)%
           All contract charges                              --          336          $45,006        0.29%          --
2015       Lowest contract charge 0.00% Class B         $142.49           --               --           --     (4.34)%
           Highest contract charge 0.90% Class B        $122.52           --               --           --     (5.21)%
           All contract charges                              --          345          $46,054        0.06%          --
2014       Lowest contract charge 0.00% Class B         $148.95           --               --           --     (6.24)%
           Highest contract charge 0.90% Class B        $129.25           --               --           --     (7.08)%
           All contract charges                              --          381          $53,327        1.75%          --
2013       Lowest contract charge 0.00% Class B         $158.86           --               --           --      17.52%
           Highest contract charge 0.90% Class B        $139.10           --               --           --      16.46%
           All contract charges                              --          169          $25,657        0.84%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $141.09           --               --           --      24.25%
           Highest contract charge 0.90% Class B        $131.61           --               --           --      23.13%
           All contract charges                              --           25          $ 3,558        2.29%          --
2016       Lowest contract charge 0.00% Class B         $113.55           --               --           --     (0.12)%
           Highest contract charge 0.90% Class B        $106.89           --               --           --     (1.01)%
           All contract charges                              --           21          $ 2,386        1.26%          --
2015       Lowest contract charge 0.00% Class B         $113.69           --               --           --     (2.40)%
           Highest contract charge 0.90% Class B        $107.98           --               --           --     (3.29)%
           All contract charges                              --           17          $ 1,908        0.04%          --
2014       Lowest contract charge 0.00% Class B         $116.49           --               --           --     (6.44)%
           Highest contract charge 0.90% Class B        $111.65           --               --           --     (7.28)%
           All contract charges                              --           15          $ 1,627        0.79%          --
2013       Lowest contract charge 0.00% Class B         $124.51           --               --           --      21.11%
           Highest contract charge 0.90% Class B        $120.42           --               --           --      20.01%
           All contract charges                              --           13          $ 1,617        0.00%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class A         $267.24           --               --           --      23.37%
           Highest contract charge 0.60% Class A        $188.59           --               --           --      22.64%
           All contract charges                              --          102          $18,250        1.90%          --
2016       Lowest contract charge 0.00% Class A         $216.61           --               --           --       0.74%
           Highest contract charge 0.60% Class A        $153.78           --               --           --       0.14%
           All contract charges                              --          102          $15,640        0.47%          --
2015       Lowest contract charge 0.00% Class A         $215.01           --               --           --     (3.16)%
           Highest contract charge 0.60% Class A        $153.56           --               --           --     (3.74)%
           All contract charges                              --          105          $16,190        0.10%          --
2014       Lowest contract charge 0.00% Class A         $222.03           --               --           --     (7.18)%
           Highest contract charge 0.60% Class A        $159.53           --               --           --     (7.74)%
           All contract charges                              --          108          $17,611        1.58%          --
2013       Lowest contract charge 0.00% Class A         $239.20           --               --           --      19.32%
           Highest contract charge 0.60% Class A        $172.91           --               --           --      18.61%
           All contract charges                              --          115          $20,425        1.14%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $195.36           --               --           --      23.37%
           Highest contract charge 0.90% Class B        $181.62           --               --           --      22.27%
           All contract charges                              --          348          $66,766        1.90%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                                     ACCUMULATION
                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                        ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2016        Lowest contract charge 0.00% Class B         $158.35           --               --           --       0.74%
            Highest contract charge 0.90% Class B        $148.54           --               --           --     (0.16)%
            All contract charges                              --          377          $59,108        0.47%          --
2015        Lowest contract charge 0.00% Class B         $157.18           --               --           --     (3.16)%
            Highest contract charge 0.90% Class B        $148.78           --               --           --     (4.04)%
            All contract charges                              --          399          $62,376        0.10%          --
2014        Lowest contract charge 0.00% Class B         $162.31           --               --           --     (7.18)%
            Highest contract charge 0.90% Class B        $155.04           --               --           --     (8.01)%
            All contract charges                              --          428          $69,318        1.58%          --
2013        Lowest contract charge 0.00% Class B         $174.86           --               --           --      19.33%
            Highest contract charge 0.90% Class B        $168.54           --               --           --      18.26%
            All contract charges                              --          455          $79,896        1.14%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class A         $356.05           --               --           --      21.95%
            Highest contract charge 0.60% Class A        $246.69           --               --           --      21.22%
            All contract charges                              --           22          $ 4,838        1.00%          --
2016        Lowest contract charge 0.00% Class A         $291.96           --               --           --       9.83%
            Highest contract charge 0.60% Class A        $203.50           --               --           --       9.17%
            All contract charges                              --           20          $ 4,208        1.11%          --
2015        Lowest contract charge 0.00% Class A         $265.83           --               --           --       0.37%
            Highest contract charge 0.60% Class A        $186.41           --               --           --     (0.23)%
            All contract charges                              --           19          $ 4,306        0.91%          --
2014        Lowest contract charge 0.00% Class A         $264.85           --               --           --      11.62%
            Highest contract charge 0.60% Class A        $186.84           --               --           --      10.95%
            All contract charges                              --           22          $ 5,334        1.12%          --
2013        Lowest contract charge 0.00% Class A         $237.27           --               --           --      31.55%
            Highest contract charge 0.60% Class A        $168.40           --               --           --      30.76%
            All contract charges                              --            6          $ 1,158        0.55%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class B         $229.27           --               --           --      21.95%
            Highest contract charge 0.90% Class B        $193.83           --               --           --      20.86%
            All contract charges                              --          119          $26,273        1.00%          --
2016        Lowest contract charge 0.00% Class B         $188.00           --               --           --       9.83%
            Highest contract charge 0.90% Class B        $160.38           --               --           --       8.84%
            All contract charges                              --          127          $22,958        1.11%          --
2015        Lowest contract charge 0.00% Class B         $171.18           --               --           --       0.38%
            Highest contract charge 0.90% Class B        $147.35           --               --           --     (0.53)%
            All contract charges                              --          133          $21,865        0.91%          --
2014        Lowest contract charge 0.00% Class B         $170.54           --               --           --      11.62%
            Highest contract charge 0.90% Class B        $148.14           --               --           --      10.62%
            All contract charges                              --          143          $23,572        1.12%          --
2013        Lowest contract charge 0.00% Class B         $152.79           --               --           --      31.56%
            Highest contract charge 0.90% Class B        $133.92           --               --           --      30.37%
            All contract charges                              --          112          $16,518        0.55%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class A         $464.53           --               --           --      29.22%
            Highest contract charge 0.60% Class A        $285.25           --               --           --      28.44%
            All contract charges                              --          120          $49,729        0.49%          --
2016        Lowest contract charge 0.00% Class A         $359.50           --               --           --       5.51%
            Highest contract charge 0.60% Class A        $222.08           --               --           --       4.88%
            All contract charges                              --          128          $41,088        0.57%          --
2015        Lowest contract charge 0.00% Class A         $340.73           --               --           --       4.04%
            Highest contract charge 0.60% Class A        $211.75           --               --           --       3.41%
            All contract charges                              --          136          $41,909        0.28%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY (CONTINUED)
2014      Lowest contract charge 0.00% Class A        $327.51            --               --          --      11.08%
          Highest contract charge 0.60% Class A       $204.77            --               --          --      10.42%
          All contract charges                             --           149         $ 45,164       0.24%          --
2013      Lowest contract charge 0.00% Class A        $294.83            --               --          --      35.39%
          Highest contract charge 0.60% Class A       $185.44            --               --          --      34.57%
          All contract charges                             --            34         $  9,623       0.17%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class B        $443.36            --               --          --      29.21%
          Highest contract charge 0.90% Class B       $367.81            --               --          --      28.05%
          All contract charges                             --           585         $225,714       0.49%          --
2016      Lowest contract charge 0.00% Class B        $343.12            --               --          --       5.51%
          Highest contract charge 0.90% Class B       $287.23            --               --          --       4.57%
          All contract charges                             --           637         $191,238       0.57%          --
2015      Lowest contract charge 0.00% Class B        $325.20            --               --          --       4.03%
          Highest contract charge 0.90% Class B       $274.69            --               --          --       3.10%
          All contract charges                             --           695         $198,684       0.28%          --
2014      Lowest contract charge 0.00% Class B        $312.59            --               --          --      11.09%
          Highest contract charge 0.90% Class B       $266.44            --               --          --      10.09%
          All contract charges                             --           759         $209,579       0.24%          --
2013      Lowest contract charge 0.00% Class B        $281.39            --               --          --      35.39%
          Highest contract charge 0.90% Class B       $242.03            --               --          --      34.18%
          All contract charges                             --           547         $136,867       0.17%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class A        $319.21            --               --          --      13.86%
          Highest contract charge 0.90% Class A       $235.77            --               --          --      12.84%
          All contract charges                             --         1,078         $278,428       1.52%          --
2016      Lowest contract charge 0.00% Class A        $280.36            --               --          --      15.32%
          Highest contract charge 0.90% Class A       $208.95            --               --          --      14.29%
          All contract charges                             --         1,164         $265,424       1.68%          --
2015      Lowest contract charge 0.00% Class A        $243.12            --               --          --     (4.02)%
          Highest contract charge 0.90% Class A       $182.83            --               --          --     (4.88)%
          All contract charges                             --         1,280         $254,701       1.58%          --
2014      Lowest contract charge 0.00% Class A        $253.29            --               --          --      12.23%
          Highest contract charge 0.90% Class A       $192.21            --               --          --      11.22%
          All contract charges                             --         1,383         $288,312       1.39%          --
2013      Lowest contract charge 0.00% Class A        $225.69            --               --          --      32.47%
          Highest contract charge 0.90% Class A       $172.82            --               --          --      31.28%
          All contract charges                             --         1,413         $262,719       1.05%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class B        $237.97            --               --          --      13.86%
          Highest contract charge 0.90% Class B       $232.71            --               --          --      12.83%
          All contract charges                             --           559         $136,908       1.52%          --
2016      Lowest contract charge 0.00% Class B        $209.01            --               --          --      15.32%
          Highest contract charge 0.90% Class B       $206.24            --               --          --      14.29%
          All contract charges                             --           597         $129,323       1.68%          --
2015      Lowest contract charge 0.00% Class B        $181.24            --               --          --     (4.01)%
          Highest contract charge 0.90% Class B       $180.46            --               --          --     (4.88)%
          All contract charges                             --           653         $123,278       1.58%          --
2014      Lowest contract charge 0.00% Class B        $188.82            --               --          --      12.23%
          Highest contract charge 0.90% Class B       $189.72            --               --          --      11.22%
          All contract charges                             --           695         $137,376       1.39%          --
2013      Lowest contract charge 0.00% Class B        $168.25            --               --          --      32.48%
          Highest contract charge 0.90% Class B       $170.58            --               --          --      31.28%
          All contract charges                             --           671         $119,182       1.05%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class A    $431.81            --               --          --      12.32%
      Highest contract charge 0.90% Class A   $333.46            --               --          --      11.31%
      All contract charges                         --           563         $201,795       1.04%          --
2016  Lowest contract charge 0.00% Class A    $384.44            --               --          --      17.67%
      Highest contract charge 0.90% Class A   $299.57            --               --          --      16.62%
      All contract charges                         --           611         $194,982       1.22%          --
2015  Lowest contract charge 0.00% Class A    $326.71            --               --          --     (3.54)%
      Highest contract charge 0.90% Class A   $256.88            --               --          --     (4.41)%
      All contract charges                         --           668         $183,118       0.75%          --
2014  Lowest contract charge 0.00% Class A    $338.70            --               --          --      10.87%
      Highest contract charge 0.90% Class A   $268.73            --               --          --       9.87%
      All contract charges                         --           728         $208,857       0.58%          --
2013  Lowest contract charge 0.00% Class A    $305.49            --               --          --      33.07%
      Highest contract charge 0.90% Class A   $244.58            --               --          --      31.88%
      All contract charges                         --           795         $207,034       0.51%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class B    $400.24            --               --          --      12.32%
      Highest contract charge 0.00% Class B   $400.24            --               --          --      12.32%
      All contract charges                         --            36         $ 14,423       1.04%          --
2016  Lowest contract charge 0.00% Class B    $356.34            --               --          --      17.67%
      Highest contract charge 0.00% Class B   $356.34            --               --          --      17.67%
      All contract charges                         --            38         $ 13,464       1.22%          --
2015  Lowest contract charge 0.00% Class B    $302.82            --               --          --     (3.54)%
      Highest contract charge 0.00% Class B   $302.82            --               --          --     (3.54)%
      All contract charges                         --            39         $ 11,903       0.75%          --
2014  Lowest contract charge 0.00% Class B    $313.94            --               --          --      10.87%
      Highest contract charge 0.00% Class B   $313.94            --               --          --      10.87%
      All contract charges                         --            41         $ 12,879       0.58%          --
2013  Lowest contract charge 0.00% Class B    $283.15            --               --          --      33.07%
      Highest contract charge 0.00% Class B   $283.15            --               --          --      33.07%
      All contract charges                         --            44         $ 12,435       0.51%          --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $413.27            --               --          --      11.05%
      Highest contract charge 0.90% Class A   $355.99            --               --          --      10.05%
      All contract charges                         --         1,321         $738,975       1.22%          --
2016  Lowest contract charge 0.00% Class A    $372.16            --               --          --       5.36%
      Highest contract charge 0.90% Class A   $323.48            --               --          --       4.41%
      All contract charges                         --         1,344         $725,302       0.88%          --
2015  Lowest contract charge 0.00% Class A    $353.24            --               --          --     (0.88)%
      Highest contract charge 0.90% Class A   $309.81            --               --          --     (1.78)%
      All contract charges                         --         1,412         $757,108       0.81%          --
2014  Lowest contract charge 0.00% Class A    $356.38            --               --          --       3.03%
      Highest contract charge 0.90% Class A   $315.41            --               --          --       2.10%
      All contract charges                         --         1,531         $839,961       1.07%          --
2013  Lowest contract charge 0.00% Class A    $345.90            --               --          --      13.11%
      Highest contract charge 0.90% Class A   $308.91            --               --          --      12.09%
      All contract charges                         --         1,601         $898,254       1.57%          --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $203.48            --               --          --      11.05%
      Highest contract charge 0.60% Class B   $185.78            --               --          --      10.38%
      All contract charges                         --           790         $155,114       1.22%          --
2016  Lowest contract charge 0.00% Class B    $183.24            --               --          --       5.36%
      Highest contract charge 0.60% Class B   $168.31            --               --          --       4.73%
      All contract charges                         --           837         $148,117       0.88%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $173.92            --               --          --     (0.88)%
      Highest contract charge 0.60% Class B   $160.71            --               --          --     (1.48)%
      All contract charges                         --           890         $149,774       0.81%          --
2014  Lowest contract charge 0.00% Class B    $175.47            --               --          --       3.03%
      Highest contract charge 0.60% Class B   $163.12            --               --          --       2.41%
      All contract charges                         --           929         $157,713       1.07%          --
2013  Lowest contract charge 0.00% Class B    $170.31            --               --          --      13.12%
      Highest contract charge 0.60% Class B   $159.28            --               --          --      12.44%
      All contract charges                         --           942         $155,415       1.57%          --
AXA MODERATE GROWTH STRATEGY
2017  Lowest contract charge 0.00% Class B    $175.04            --               --          --      11.80%
      Highest contract charge 0.00% Class B   $175.04            --               --          --      11.80%
      All contract charges                         --           626         $109,617       1.41%          --
2016  Lowest contract charge 0.00% Class B    $156.57            --               --          --       7.05%
      Highest contract charge 0.00% Class B   $156.57            --               --          --       7.05%
      All contract charges                         --           617         $ 96,610       0.95%          --
2015  Lowest contract charge 0.00% Class B    $146.26            --               --          --     (0.79)%
      Highest contract charge 0.00% Class B   $146.26            --               --          --     (0.79)%
      All contract charges                         --           565         $ 82,588       1.12%          --
2014  Lowest contract charge 0.00% Class B    $147.42            --               --          --       5.01%
      Highest contract charge 0.00% Class B   $147.42            --               --          --       5.01%
      All contract charges                         --           492         $ 72,534       1.31%          --
2013  Lowest contract charge 0.00% Class B    $140.39            --               --          --      16.88%
      Highest contract charge 0.00% Class B   $140.39            --               --          --      16.88%
      All contract charges                         --           385         $ 54,106       2.52%          --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class A    $238.76            --               --          --      14.89%
      Highest contract charge 0.90% Class A   $209.91            --               --          --      13.86%
      All contract charges                         --         1,176         $189,691       1.39%          --
2016  Lowest contract charge 0.00% Class A    $207.81            --               --          --       7.27%
      Highest contract charge 0.90% Class A   $184.35            --               --          --       6.30%
      All contract charges                         --         1,173         $179,974       0.90%          --
2015  Lowest contract charge 0.00% Class A    $193.73            --               --          --     (1.29)%
      Highest contract charge 0.90% Class A   $173.42            --               --          --     (2.18)%
      All contract charges                         --         1,171         $181,984       0.89%          --
2014  Lowest contract charge 0.00% Class A    $196.26            --               --          --       3.77%
      Highest contract charge 0.90% Class A   $177.28            --               --          --       2.84%
      All contract charges                         --         1,235         $203,339       1.31%          --
2013  Lowest contract charge 0.00% Class A    $189.13            --               --          --      19.79%
      Highest contract charge 0.90% Class A   $172.39            --               --          --      18.71%
      All contract charges                         --         1,261         $212,695       2.15%          --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class B    $233.89            --               --          --      14.89%
      Highest contract charge 0.60% Class B   $214.67            --               --          --      14.20%
      All contract charges                         --         1,158         $267,770       1.39%          --
2016  Lowest contract charge 0.00% Class B    $203.57            --               --          --       7.27%
      Highest contract charge 0.60% Class B   $187.97            --               --          --       6.63%
      All contract charges                         --         1,198         $241,006       0.90%          --
2015  Lowest contract charge 0.00% Class B    $189.77            --               --          --     (1.30)%
      Highest contract charge 0.60% Class B   $176.29            --               --          --     (1.88)%
      All contract charges                         --         1,228         $230,412       0.89%          --
2014  Lowest contract charge 0.00% Class B    $192.26            --               --          --       3.77%
      Highest contract charge 0.60% Class B   $179.67            --               --          --       3.15%
      All contract charges                         --         1,245         $236,907       1.31%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $185.27            --               --          --      19.79%
      Highest contract charge 0.60% Class B   $174.19            --               --          --      19.07%
      All contract charges                         --         1,251         $229,433       2.15%          --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $552.43            --               --          --      22.67%
      Highest contract charge 0.90% Class A   $458.28            --               --          --      21.57%
      All contract charges                         --           358         $142,467       0.27%          --
2016  Lowest contract charge 0.00% Class A    $450.34            --               --          --      12.58%
      Highest contract charge 0.90% Class A   $376.97            --               --          --      11.57%
      All contract charges                         --           377         $130,425       0.36%          --
2015  Lowest contract charge 0.00% Class A    $400.02            --               --          --     (2.91)%
      Highest contract charge 0.90% Class A   $337.88            --               --          --     (3.78)%
      All contract charges                         --           399         $126,365       0.05%          --
2014  Lowest contract charge 0.00% Class A    $412.00            --               --          --       3.57%
      Highest contract charge 0.90% Class A   $351.16            --               --          --       2.64%
      All contract charges                         --           422         $144,210       0.06%          --
2013  Lowest contract charge 0.00% Class A    $397.78            --               --          --      38.17%
      Highest contract charge 0.90% Class A   $342.12            --               --          --      36.92%
      All contract charges                         --           438         $148,878       0.05%          --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $453.45            --               --          --      22.67%
      Highest contract charge 0.60% Class B   $361.51            --               --          --      21.93%
      All contract charges                         --           189         $ 71,440       0.27%          --
2016  Lowest contract charge 0.00% Class B    $369.65            --               --          --      12.58%
      Highest contract charge 0.60% Class B   $296.48            --               --          --      11.90%
      All contract charges                         --           204         $ 62,757       0.36%          --
2015  Lowest contract charge 0.00% Class B    $328.35            --               --          --     (2.91)%
      Highest contract charge 0.60% Class B   $264.94            --               --          --     (3.49)%
      All contract charges                         --           221         $ 60,376       0.05%          --
2014  Lowest contract charge 0.00% Class B    $338.19            --               --          --       3.57%
      Highest contract charge 0.60% Class B   $274.53            --               --          --       2.96%
      All contract charges                         --           236         $ 66,544       0.06%          --
2013  Lowest contract charge 0.00% Class B    $326.52            --               --          --      38.17%
      Highest contract charge 0.60% Class B   $266.65            --               --          --      37.35%
      All contract charges                         --           249         $ 67,968       0.05%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $472.51            --               --          --      25.59%
      Highest contract charge 0.00% Class A   $472.51            --               --          --      25.59%
      All contract charges                         --            99         $ 12,081       0.08%          --
2016  Lowest contract charge 0.00% Class A    $376.24            --               --          --       0.88%
      Highest contract charge 0.00% Class A   $376.24            --               --          --       0.88%
      All contract charges                         --           120         $ 10,833       0.00%          --
2015  Lowest contract charge 0.00% Class A    $372.96            --               --          --       1.27%
      Highest contract charge 0.00% Class A   $372.96            --               --          --       1.27%
      All contract charges                         --           124         $ 11,612       0.00%          --
2014  Lowest contract charge 0.00% Class A    $368.28            --               --          --       3.80%
      Highest contract charge 0.00% Class A   $368.28            --               --          --       3.80%
      All contract charges                         --           121         $ 12,253       0.00%          --
2013  Lowest contract charge 0.00% Class A    $354.81            --               --          --      39.08%
      Highest contract charge 0.00% Class A   $354.81            --               --          --      39.08%
      All contract charges                         --            82         $ 11,782       0.00%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $270.36            --               --          --      25.59%
      Highest contract charge 0.90% Class B   $229.06            --               --          --      24.46%
      All contract charges                         --           276         $ 69,313       0.08%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/CLEARBRIDGE LARGE CAP GROWTH (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $215.27           --               --           --       0.88%
      Highest contract charge 0.90% Class B   $184.04           --               --           --     (0.02)%
      All contract charges                         --          310          $62,282        0.00%          --
2015  Lowest contract charge 0.00% Class B    $213.39           --               --           --       1.27%
      Highest contract charge 0.90% Class B   $184.08           --               --           --       0.35%
      All contract charges                         --          364          $72,486        0.00%          --
2014  Lowest contract charge 0.00% Class B    $210.71           --               --           --       3.80%
      Highest contract charge 0.90% Class B   $183.43           --               --           --       2.87%
      All contract charges                         --          419          $82,054        0.00%          --
2013  Lowest contract charge 0.00% Class B    $203.00           --               --           --      39.08%
      Highest contract charge 0.90% Class B   $178.32           --               --           --      37.83%
      All contract charges                         --          449          $84,688        0.00%          --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.00% Class A    $201.67           --               --           --      27.90%
      Highest contract charge 0.90% Class A   $183.08           --               --           --      26.75%
      All contract charges                         --          109          $20,920        0.00%          --
2016  Lowest contract charge 0.00% Class A    $157.68           --               --           --     (4.33)%
      Highest contract charge 0.90% Class A   $144.44           --               --           --     (5.19)%
      All contract charges                         --          113          $17,115        0.00%          --
2015  Lowest contract charge 0.00% Class A    $164.82           --               --           --     (5.49)%
      Highest contract charge 0.90% Class A   $152.35           --               --           --     (6.34)%
      All contract charges                         --          129          $20,433        0.00%          --
2014  Lowest contract charge 0.00% Class A    $174.40           --               --           --     (0.71)%
      Highest contract charge 0.90% Class A   $162.67           --               --           --     (1.60)%
      All contract charges                         --          154          $25,987        0.00%          --
2013  Lowest contract charge 0.00% Class A    $175.64           --               --           --      38.54%
      Highest contract charge 0.90% Class A   $165.32           --               --           --      37.30%
      All contract charges                         --          185          $31,481        0.00%          --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.00% Class B    $291.87           --               --           --      27.90%
      Highest contract charge 0.60% Class B   $186.88           --               --           --      27.14%
      All contract charges                         --           99          $25,171        0.00%          --
2016  Lowest contract charge 0.00% Class B    $228.20           --               --           --     (4.33)%
      Highest contract charge 0.60% Class B   $146.99           --               --           --     (4.90)%
      All contract charges                         --          102          $20,749        0.00%          --
2015  Lowest contract charge 0.00% Class B    $238.53           --               --           --     (5.49)%
      Highest contract charge 0.60% Class B   $154.57           --               --           --     (6.06)%
      All contract charges                         --          105          $22,021        0.00%          --
2014  Lowest contract charge 0.00% Class B    $252.39           --               --           --     (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --               --           --     (1.31)%
      All contract charges                         --          109          $23,819        0.00%          --
2013  Lowest contract charge 0.00% Class B    $254.20           --               --           --      38.54%
      Highest contract charge 0.60% Class B   $166.72           --               --           --      37.72%
      All contract charges                         --          110          $24,000        0.00%          --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.00% Class A    $283.70           --               --           --      34.60%
      Highest contract charge 0.90% Class A   $257.56           --               --           --      33.39%
      All contract charges                         --           90          $15,287        0.18%          --
2016  Lowest contract charge 0.00% Class A    $210.78           --               --           --       6.82%
      Highest contract charge 0.90% Class A   $193.09           --               --           --       5.85%
      All contract charges                         --           81          $10,978        0.34%          --
2015  Lowest contract charge 0.00% Class A    $197.33           --               --           --      11.53%
      Highest contract charge 0.90% Class A   $182.41           --               --           --      10.52%
      All contract charges                         --           56          $ 9,495        0.12%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2014  Lowest contract charge 0.00% Class A      $176.93           --               --           --       7.81%
      Highest contract charge 0.90% Class A     $165.04           --               --           --       6.85%
      All contract charges                           --           56          $ 8,450        0.11%          --
2013  Lowest contract charge 0.00% Class A      $164.11           --               --           --      27.25%
      Highest contract charge 0.90% Class A     $154.46           --               --           --      26.10%
      All contract charges                           --           73          $ 9,595        0.72%          --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.00% Class B      $346.43           --               --           --      34.59%
      Highest contract charge 0.60% Class B     $262.96           --               --           --      33.78%
      All contract charges                           --           75          $24,456        0.18%          --
2016  Lowest contract charge 0.00% Class B      $257.40           --               --           --       6.81%
      Highest contract charge 0.60% Class B     $196.56           --               --           --       6.17%
      All contract charges                           --           75          $18,005        0.34%          --
2015  Lowest contract charge 0.00% Class B      $240.98           --               --           --      11.52%
      Highest contract charge 0.60% Class B     $185.13           --               --           --      10.86%
      All contract charges                           --           71          $15,923        0.12%          --
2014  Lowest contract charge 0.00% Class B      $216.08           --               --           --       7.82%
      Highest contract charge 0.60% Class B     $167.00           --               --           --       7.17%
      All contract charges                           --           76          $15,333        0.11%          --
2013  Lowest contract charge 0.00% Class B      $200.41           --               --           --      27.27%
      Highest contract charge 0.60% Class B     $155.82           --               --           --      26.51%
      All contract charges                           --           79          $14,763        0.72%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2017  Lowest contract charge 0.00% Class III    $154.14           --               --           --      13.71%
      Highest contract charge 0.00% Class III   $154.14           --               --           --      13.71%
      All contract charges                           --          193          $ 4,268        1.33%          --
2016  Lowest contract charge 0.00% Class III    $135.56           --               --           --       3.81%
      Highest contract charge 0.00% Class III   $135.56           --               --           --       3.81%
      All contract charges                           --          171          $ 4,445        0.69%          --
2015  Lowest contract charge 0.00% Class III    $130.59           --               --           --     (1.00)%
      Highest contract charge 0.00% Class III   $130.59           --               --           --     (1.00)%
      All contract charges                           --          203          $ 9,384        1.08%          --
2014  Lowest contract charge 0.00% Class III    $131.91           --               --           --       1.93%
      Highest contract charge 0.00% Class III   $131.91           --               --           --       1.93%
      All contract charges                           --          200          $ 9,833        2.50%          --
2013  Lowest contract charge 0.00% Class III    $129.41           --               --           --      14.42%
      Highest contract charge 0.00% Class III   $129.41           --               --           --      14.42%
      All contract charges                           --          149          $ 7,005        1.07%          --
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.00% Class A      $239.78           --               --           --       2.24%
      Highest contract charge 0.90% Class A     $232.36           --               --           --       1.32%
      All contract charges                           --          220          $57,442        1.58%          --
2016  Lowest contract charge 0.00% Class A      $234.53           --               --           --       2.93%
      Highest contract charge 0.90% Class A     $229.34           --               --           --       2.01%
      All contract charges                           --          252          $66,941        1.97%          --
2015  Lowest contract charge 0.00% Class A      $227.86           --               --           --     (0.64)%
      Highest contract charge 0.90% Class A     $224.83           --               --           --     (1.53)%
      All contract charges                           --          265          $70,209        1.52%          --
2014  Lowest contract charge 0.00% Class A      $229.33           --               --           --       2.39%
      Highest contract charge 0.90% Class A     $228.33           --               --           --       1.46%
      All contract charges                           --          286          $77,439        2.51%          --
2013  Lowest contract charge 0.00% Class A      $223.98           --               --           --     (1.01)%
      Highest contract charge 0.90% Class A     $225.04           --               --           --     (1.90)%
      All contract charges                           --          306          $82,633        3.46%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.00% Class B    $145.05           --               --           --        2.24%
      Highest contract charge 0.60% Class B   $111.96           --               --           --        1.62%
      All contract charges                         --          126          $15,563        1.58%           --
2016  Lowest contract charge 0.00% Class B    $141.87           --               --           --        2.93%
      Highest contract charge 0.60% Class B   $110.17           --               --           --        2.31%
      All contract charges                         --          132          $15,824        1.97%           --
2015  Lowest contract charge 0.00% Class B    $137.83           --               --           --      (0.64)%
      Highest contract charge 0.60% Class B   $107.68           --               --           --      (1.24)%
      All contract charges                         --          136          $15,816        1.52%           --
2014  Lowest contract charge 0.00% Class B    $138.72           --               --           --        2.38%
      Highest contract charge 0.60% Class B   $109.03           --               --           --        1.77%
      All contract charges                         --          145          $16,903        2.51%           --
2013  Lowest contract charge 0.00% Class B    $135.49           --               --           --      (0.87)%
      Highest contract charge 0.60% Class B   $107.13           --               --           --      (1.46)%
      All contract charges                         --          149          $16,905        3.46%           --
CHARTER/SM/ SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $242.33           --               --           --       24.36%
      Highest contract charge 0.90% Class B   $150.12           --               --           --       23.24%
      All contract charges                         --           62          $13,055        2.72%           --
2016  Lowest contract charge 0.00% Class B    $194.86           --               --           --        9.35%
      Highest contract charge 0.90% Class B   $121.81           --               --           --        8.37%
      All contract charges                         --           63          $10,707        0.00%           --
2015  Lowest contract charge 0.00% Class B    $178.20           --               --           --      (6.04)%
      Highest contract charge 0.90% Class B   $112.40           --               --           --      (6.89)%
      All contract charges                         --           72          $11,024        0.27%           --
2014  Lowest contract charge 0.00% Class B    $189.66           --               --           --      (2.61)%
      Highest contract charge 0.90% Class B   $120.72           --               --           --      (3.49)%
      All contract charges                         --           73          $12,004        0.00%           --
2013  Lowest contract charge 0.00% Class B    $194.74           --               --           --       47.78%
      Highest contract charge 0.90% Class B   $125.08           --               --           --       46.45%
      All contract charges                         --           82          $13,549        0.00%           --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.00% Class A    $336.73           --               --           --       11.29%
      Highest contract charge 0.60% Class A   $309.09           --               --           --       10.63%
      All contract charges                         --           43          $14,136        1.45%           --
2016  Lowest contract charge 0.00% Class A    $302.56           --               --           --       25.23%
      Highest contract charge 0.60% Class A   $279.39           --               --           --       24.48%
      All contract charges                         --           46          $13,586        1.36%           --
2015  Lowest contract charge 0.00% Class A    $241.60           --               --           --     (13.13)%
      Highest contract charge 0.60% Class A   $224.44           --               --           --     (13.65)%
      All contract charges                         --           48          $11,523        0.52%           --
2014  Lowest contract charge 0.00% Class A    $278.12           --               --           --      (5.12)%
      Highest contract charge 0.60% Class A   $259.93           --               --           --      (5.69)%
      All contract charges                         --           51          $14,155        0.17%           --
2013  Lowest contract charge 0.00% Class A    $293.14           --               --           --       42.77%
      Highest contract charge 0.60% Class A   $275.62           --               --           --       41.91%
      All contract charges                         --           56          $16,244        0.55%           --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.00% Class B    $353.23           --               --           --       11.30%
      Highest contract charge 0.90% Class B   $298.52           --               --           --       10.30%
      All contract charges                         --           51          $16,788        1.45%           --
2016  Lowest contract charge 0.00% Class B    $317.38           --               --           --       25.23%
      Highest contract charge 0.90% Class B   $270.65           --               --           --       24.11%
      All contract charges                         --           55          $16,433        1.36%           --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2015  Lowest contract charge 0.00% Class B        $253.43           --                --          --     (13.13)%
      Highest contract charge 0.90% Class B       $218.07           --                --          --     (13.92)%
      All contract charges                             --           61          $ 14,517       0.52%           --
2014  Lowest contract charge 0.00% Class B        $291.75           --                --          --      (5.11)%
      Highest contract charge 0.90% Class B       $253.33           --                --          --      (5.96)%
      All contract charges                             --           65          $ 17,745       0.17%           --
2013  Lowest contract charge 0.00% Class B        $307.45           --                --          --       42.72%
      Highest contract charge 0.90% Class B       $269.39           --                --          --       41.44%
      All contract charges                             --           69          $ 20,126       0.55%           --
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2017  Lowest contract charge 0.00% Class II       $ 12.69           --                --          --       12.50%
      Highest contract charge 0.00% Class II      $ 12.69           --                --          --       12.50%
      All contract charges                             --           25          $    314       0.47%           --
2016  Lowest contract charge 0.00% Class II(d)    $ 11.28           --                --          --       12.91%
      Highest contract charge 0.00% Class II(d)   $ 11.28           --                --          --       12.91%
      All contract charges                             --           --          $      5       1.01%           --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.00% Class A        $391.76           --                --          --        8.11%
      Highest contract charge 0.60% Class A       $359.60           --                --          --        7.46%
      All contract charges                             --          247          $ 41,840       1.40%           --
2016  Lowest contract charge 0.00% Class A        $362.37           --                --          --       17.96%
      Highest contract charge 0.60% Class A       $334.63           --                --          --       17.26%
      All contract charges                             --          246          $ 40,079       1.49%           --
2015  Lowest contract charge 0.00% Class A        $307.19           --                --          --      (6.15)%
      Highest contract charge 0.60% Class A       $285.38           --                --          --      (6.71)%
      All contract charges                             --          242          $ 36,247       1.28%           --
2014  Lowest contract charge 0.00% Class A        $327.32           --                --          --        9.71%
      Highest contract charge 0.60% Class A       $305.92           --                --          --        9.05%
      All contract charges                             --          227          $ 40,401       1.07%           --
2013  Lowest contract charge 0.00% Class A        $298.36           --                --          --       37.75%
      Highest contract charge 0.60% Class A       $280.54           --                --          --       36.92%
      All contract charges                             --          210          $ 38,163       1.61%           --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.00% Class B        $515.61           --                --          --        8.11%
      Highest contract charge 0.90% Class B       $427.76           --                --          --        7.14%
      All contract charges                             --          369          $170,709       1.40%           --
2016  Lowest contract charge 0.00% Class B        $476.93           --                --          --       17.96%
      Highest contract charge 0.90% Class B       $399.26           --                --          --       16.91%
      All contract charges                             --          400          $171,810       1.49%           --
2015  Lowest contract charge 0.00% Class B        $404.30           --                --          --      (6.15)%
      Highest contract charge 0.90% Class B       $341.52           --                --          --      (6.99)%
      All contract charges                             --          436          $158,529       1.28%           --
2014  Lowest contract charge 0.00% Class B        $430.79           --                --          --        9.70%
      Highest contract charge 0.90% Class B       $367.20           --                --          --        8.72%
      All contract charges                             --          463          $179,873       1.07%           --
2013  Lowest contract charge 0.00% Class B        $392.69           --                --          --       37.73%
      Highest contract charge 0.90% Class B       $337.76           --                --          --       36.49%
      All contract charges                             --          485          $172,038       1.61%           --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.00% Class A        $443.41           --                --          --       25.44%
      Highest contract charge 0.60% Class A       $277.95           --                --          --       24.69%
      All contract charges                             --           62          $ 16,329       0.78%           --
2016  Lowest contract charge 0.00% Class A        $353.49           --                --          --        8.42%
      Highest contract charge 0.60% Class A       $222.92           --                --          --        7.77%
      All contract charges                             --           60          $ 13,834       0.87%           --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2015  Lowest contract charge 0.00% Class A    $326.03            --                --         --       1.91%
      Highest contract charge 0.60% Class A   $206.84            --                --         --       1.30%
      All contract charges                         --            62        $   14,705      0.59%          --
2014  Lowest contract charge 0.00% Class A    $319.92            --                --         --      10.51%
      Highest contract charge 0.60% Class A   $204.19            --                --         --       9.85%
      All contract charges                         --            62        $   15,531      0.70%          --
2013  Lowest contract charge 0.00% Class A    $289.49            --                --         --      31.79%
      Highest contract charge 0.60% Class A   $185.88            --                --         --      31.00%
      All contract charges                         --            68        $   15,218      1.47%          --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.00% Class B    $336.81            --                --         --      25.44%
      Highest contract charge 0.90% Class B   $285.37            --                --         --      24.31%
      All contract charges                         --           358        $  108,933      0.78%          --
2016  Lowest contract charge 0.00% Class B    $268.51            --                --         --       8.42%
      Highest contract charge 0.90% Class B   $229.56            --                --         --       7.45%
      All contract charges                         --           377        $   92,101      0.87%          --
2015  Lowest contract charge 0.00% Class B    $247.65            --                --         --       1.91%
      Highest contract charge 0.90% Class B   $213.65            --                --         --       1.00%
      All contract charges                         --           417        $   94,238      0.59%          --
2014  Lowest contract charge 0.00% Class B    $243.01            --                --         --      10.51%
      Highest contract charge 0.90% Class B   $211.54            --                --         --       9.52%
      All contract charges                         --           419        $   93,222      0.70%          --
2013  Lowest contract charge 0.00% Class B    $219.89            --                --         --      31.77%
      Highest contract charge 0.90% Class B   $193.16            --                --         --      30.58%
      All contract charges                         --           468        $   94,736      1.47%          --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.00% Class A    $719.43            --                --         --      20.47%
      Highest contract charge 0.90% Class A   $732.21            --                --         --      19.39%
      All contract charges                         --         1,320        $1,495,123      1.30%          --
2016  Lowest contract charge 0.00% Class A    $597.19            --                --         --      11.69%
      Highest contract charge 0.90% Class A   $613.30            --                --         --      10.69%
      All contract charges                         --         1,384        $1,360,428      1.55%          --
2015  Lowest contract charge 0.00% Class A    $534.69            --                --         --     (0.05)%
      Highest contract charge 0.90% Class A   $554.08            --                --         --     (0.95)%
      All contract charges                         --         1,448        $1,330,558      1.37%          --
2014  Lowest contract charge 0.00% Class A    $534.98            --                --         --      12.05%
      Highest contract charge 0.90% Class A   $559.42            --                --         --      11.05%
      All contract charges                         --         1,467        $1,441,799      1.24%          --
2013  Lowest contract charge 0.00% Class A    $477.43            --                --         --      32.47%
      Highest contract charge 0.90% Class A   $503.77            --                --         --      31.28%
      All contract charges                         --         1,573        $1,403,125      1.29%          --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.00% Class B    $224.67            --                --         --      20.47%
      Highest contract charge 0.60% Class B   $242.06            --                --         --      19.75%
      All contract charges                         --           951        $  225,386      1.30%          --
2016  Lowest contract charge 0.00% Class B    $186.50            --                --         --      11.69%
      Highest contract charge 0.60% Class B   $202.14            --                --         --      11.02%
      All contract charges                         --           981        $  194,128      1.55%          --
2015  Lowest contract charge 0.00% Class B    $166.98            --                --         --     (0.05)%
      Highest contract charge 0.60% Class B   $182.07            --                --         --     (0.65)%
      All contract charges                         --         1,016        $  181,517      1.37%          --
2014  Lowest contract charge 0.00% Class B    $167.07            --                --         --      12.05%
      Highest contract charge 0.60% Class B   $183.27            --                --         --      11.38%
      All contract charges                         --         1,060        $  191,161      1.24%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $149.10            --               --          --      32.47%
      Highest contract charge 0.60% Class B   $164.54            --               --          --      31.67%
      All contract charges                         --         1,115         $180,697       1.29%          --
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.00% Class A    $137.33            --               --          --       1.46%
      Highest contract charge 0.90% Class A   $124.13            --               --          --       0.55%
      All contract charges                         --           182         $ 26,157       1.39%          --
2016  Lowest contract charge 0.00% Class A    $135.35            --               --          --       1.38%
      Highest contract charge 0.90% Class A   $123.45            --               --          --       0.47%
      All contract charges                         --           200         $ 28,475       1.50%          --
2015  Lowest contract charge 0.00% Class A    $133.51            --               --          --       0.44%
      Highest contract charge 0.90% Class A   $122.87            --               --          --     (0.47)%
      All contract charges                         --           207         $ 29,322       1.49%          --
2014  Lowest contract charge 0.00% Class A    $132.93            --               --          --       2.41%
      Highest contract charge 0.90% Class A   $123.45            --               --          --       1.50%
      All contract charges                         --           219         $ 30,635       1.31%          --
2013  Lowest contract charge 0.00% Class A    $129.80            --               --          --     (1.58)%
      Highest contract charge 0.90% Class A   $121.63            --               --          --     (2.48)%
      All contract charges                         --           231         $ 31,506       1.17%          --
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.00% Class B    $142.69            --               --          --       1.46%
      Highest contract charge 0.60% Class B   $158.89            --               --          --       0.86%
      All contract charges                         --           172         $ 25,594       1.39%          --
2016  Lowest contract charge 0.00% Class B    $140.63            --               --          --       1.38%
      Highest contract charge 0.60% Class B   $157.54            --               --          --       0.77%
      All contract charges                         --           165         $ 24,392       1.50%          --
2015  Lowest contract charge 0.00% Class B    $138.72            --               --          --       0.44%
      Highest contract charge 0.60% Class B   $156.34            --               --          --     (0.17)%
      All contract charges                         --           157         $ 23,116       1.49%          --
2014  Lowest contract charge 0.00% Class B    $138.11            --               --          --       2.41%
      Highest contract charge 0.60% Class B   $156.60            --               --          --       1.80%
      All contract charges                         --           151         $ 22,367       1.31%          --
2013  Lowest contract charge 0.00% Class B    $134.86            --               --          --     (1.59)%
      Highest contract charge 0.60% Class B   $153.83            --               --          --     (2.18)%
      All contract charges                         --           150         $ 21,831       1.17%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.00% Class A    $818.32            --               --          --      21.04%
      Highest contract charge 0.90% Class A   $666.65            --               --          --      19.96%
      All contract charges                         --         1,393         $602,506       1.45%          --
2016  Lowest contract charge 0.00% Class A    $676.05            --               --          --      11.24%
      Highest contract charge 0.90% Class A   $555.73            --               --          --      10.24%
      All contract charges                         --         1,292         $542,718       1.66%          --
2015  Lowest contract charge 0.00% Class A    $607.76            --               --          --       0.80%
      Highest contract charge 0.90% Class A   $504.12            --               --          --     (0.11)%
      All contract charges                         --         1,399         $519,057       1.61%          --
2014  Lowest contract charge 0.00% Class A    $602.94            --               --          --      12.98%
      Highest contract charge 0.90% Class A   $504.66            --               --          --      11.96%
      All contract charges                         --         1,320         $556,228       1.39%          --
2013  Lowest contract charge 0.00% Class A    $533.69            --               --          --      31.51%
      Highest contract charge 0.90% Class A   $450.76            --               --          --      30.33%
      All contract charges                         --         1,173         $536,839       1.48%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.00% Class B    $247.66            --               --          --      21.04%
      Highest contract charge 0.60% Class B   $228.79            --               --          --      20.32%
      All contract charges                         --         1,137         $272,641       1.45%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $204.61            --               --          --      11.23%
      Highest contract charge 0.60% Class B   $190.15            --               --          --      10.56%
      All contract charges                         --         1,100         $217,785       1.66%          --
2015  Lowest contract charge 0.00% Class B    $183.95            --               --          --       0.79%
      Highest contract charge 0.60% Class B   $171.99            --               --          --       0.19%
      All contract charges                         --         1,073         $191,053       1.61%          --
2014  Lowest contract charge 0.00% Class B    $182.51            --               --          --      12.97%
      Highest contract charge 0.60% Class B   $171.67            --               --          --      12.30%
      All contract charges                         --         1,056         $186,511       1.39%          --
2013  Lowest contract charge 0.00% Class B    $161.55            --               --          --      31.51%
      Highest contract charge 0.60% Class B   $152.87            --               --          --      30.73%
      All contract charges                         --         1,016         $158,969       1.48%          --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.00% Class A    $144.55            --               --          --       4.65%
      Highest contract charge 0.90% Class A   $122.90            --               --          --       3.71%
      All contract charges                         --            99         $  7,953       0.04%          --
2016  Lowest contract charge 0.00% Class A    $138.13            --               --          --       0.68%
      Highest contract charge 0.90% Class A   $118.50            --               --          --     (0.23)%
      All contract charges                         --            99         $  8,311       1.92%          --
2015  Lowest contract charge 0.00% Class A    $137.20            --               --          --     (3.80)%
      Highest contract charge 0.90% Class A   $118.77            --               --          --     (4.66)%
      All contract charges                         --            93         $  8,563       0.04%          --
2014  Lowest contract charge 0.00% Class A    $142.62            --               --          --       0.88%
      Highest contract charge 0.90% Class A   $124.58            --               --          --     (0.02)%
      All contract charges                         --           100         $ 11,375       0.67%          --
2013  Lowest contract charge 0.00% Class A    $141.37            --               --          --     (2.56)%
      Highest contract charge 0.90% Class A   $124.61            --               --          --     (3.44)%
      All contract charges                         --           103         $ 12,060       0.01%          --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.00% Class B    $137.76            --               --          --       4.65%
      Highest contract charge 0.60% Class B   $125.44            --               --          --       4.02%
      All contract charges                         --            68         $  9,131       0.04%          --
2016  Lowest contract charge 0.00% Class B    $131.64            --               --          --       0.68%
      Highest contract charge 0.60% Class B   $120.59            --               --          --       0.07%
      All contract charges                         --            69         $  8,747       1.92%          --
2015  Lowest contract charge 0.00% Class B    $130.75            --               --          --     (3.80)%
      Highest contract charge 0.60% Class B   $120.50            --               --          --     (4.38)%
      All contract charges                         --            66         $  8,457       0.04%          --
2014  Lowest contract charge 0.00% Class B    $135.92            --               --          --       0.89%
      Highest contract charge 0.60% Class B   $126.02            --               --          --       0.29%
      All contract charges                         --            67         $  8,941       0.67%          --
2013  Lowest contract charge 0.00% Class B    $134.72            --               --          --     (2.51)%
      Highest contract charge 0.60% Class B   $125.66            --               --          --     (3.10)%
      All contract charges                         --            68         $  8,897       0.01%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class A    $235.74            --               --          --       0.34%
      Highest contract charge 0.90% Class A   $199.94            --               --          --     (0.56)%
      All contract charges                         --           370         $ 69,699       0.84%          --
2016  Lowest contract charge 0.00% Class A    $234.93            --               --          --       0.45%
      Highest contract charge 0.90% Class A   $201.07            --               --          --     (0.45)%
      All contract charges                         --           354         $ 70,206       0.70%          --
2015  Lowest contract charge 0.00% Class A    $233.88            --               --          --       0.43%
      Highest contract charge 0.90% Class A   $201.98            --               --          --     (0.47)%
      All contract charges                         --           323         $ 65,486       0.60%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $232.88            --               --          --       1.53%
      Highest contract charge 0.90% Class A   $202.94            --               --          --       0.62%
      All contract charges                         --           318         $ 65,987       0.40%          --
2013  Lowest contract charge 0.00% Class A    $229.37            --               --          --     (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --               --          --     (2.53)%
      All contract charges                         --           320         $ 68,033       0.21%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class B    $169.28            --               --          --       0.34%
      Highest contract charge 0.60% Class B   $151.29            --               --          --     (0.26)%
      All contract charges                         --           123         $ 19,188       0.84%          --
2016  Lowest contract charge 0.00% Class B    $168.70            --               --          --       0.45%
      Highest contract charge 0.60% Class B   $151.68            --               --          --     (0.15)%
      All contract charges                         --           135         $ 20,929       0.70%          --
2015  Lowest contract charge 0.00% Class B    $167.94            --               --          --       0.42%
      Highest contract charge 0.60% Class B   $151.91            --               --          --     (0.18)%
      All contract charges                         --           120         $ 18,638       0.60%          --
2014  Lowest contract charge 0.00% Class B    $167.23            --               --          --       1.54%
      Highest contract charge 0.60% Class B   $152.18            --               --          --       0.93%
      All contract charges                         --           125         $ 19,156       0.40%          --
2013  Lowest contract charge 0.00% Class B    $164.70            --               --          --     (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --               --          --     (2.24)%
      All contract charges                         --           136         $ 20,907       0.21%          --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.00% Class A    $235.12            --               --          --      23.22%
      Highest contract charge 0.90% Class A   $191.42            --               --          --      22.12%
      All contract charges                         --         1,529         $270,450       2.64%          --
2016  Lowest contract charge 0.00% Class A    $190.81            --               --          --       2.20%
      Highest contract charge 0.90% Class A   $156.75            --               --          --       1.28%
      All contract charges                         --         1,486         $220,734       2.72%          --
2015  Lowest contract charge 0.00% Class A    $186.71            --               --          --     (2.14)%
      Highest contract charge 0.90% Class A   $154.77            --               --          --     (3.02)%
      All contract charges                         --         1,506         $232,186       2.32%          --
2014  Lowest contract charge 0.00% Class A    $190.79            --               --          --     (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --               --          --     (7.74)%
      All contract charges                         --         1,507         $254,494       2.97%          --
2013  Lowest contract charge 0.00% Class A    $204.93            --               --          --      21.47%
      Highest contract charge 0.90% Class A   $172.97            --               --          --      20.38%
      All contract charges                         --         1,613         $295,783       2.22%          --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.00% Class B    $160.52            --               --          --      23.22%
      Highest contract charge 0.90% Class B   $140.92            --               --          --      22.11%
      All contract charges                         --           409         $ 63,674       2.64%          --
2016  Lowest contract charge 0.00% Class B    $130.27            --               --          --       2.20%
      Highest contract charge 0.90% Class B   $115.40            --               --          --       1.28%
      All contract charges                         --           407         $ 51,586       2.72%          --
2015  Lowest contract charge 0.00% Class B    $127.47            --               --          --     (2.13)%
      Highest contract charge 0.90% Class B   $113.94            --               --          --     (3.02)%
      All contract charges                         --           424         $ 52,585       2.32%          --
2014  Lowest contract charge 0.00% Class B    $130.25            --               --          --     (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --               --          --     (7.74)%
      All contract charges                         --           414         $ 52,708       2.97%          --
2013  Lowest contract charge 0.00% Class B    $139.91            --               --          --      21.47%
      Highest contract charge 0.90% Class B   $127.34            --               --          --      20.38%
      All contract charges                         --           414         $ 56,742       2.22%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.00% Class A    $193.24           --               --           --      17.98%
      Highest contract charge 0.90% Class A   $175.43           --               --           --      16.92%
      All contract charges                         --           94          $14,441        0.80%          --
2016  Lowest contract charge 0.00% Class A    $163.79           --               --           --      17.38%
      Highest contract charge 0.90% Class A   $150.04           --               --           --      16.32%
      All contract charges                         --           80          $10,866        2.44%          --
2015  Lowest contract charge 0.00% Class A    $139.54           --               --           --     (6.19)%
      Highest contract charge 0.90% Class A   $128.99           --               --           --     (7.03)%
      All contract charges                         --          100          $12,263        2.18%          --
2014  Lowest contract charge 0.00% Class A    $148.75           --               --           --       8.92%
      Highest contract charge 0.90% Class A   $138.74           --               --           --       7.94%
      All contract charges                         --          101          $13,086        1.88%          --
2013  Lowest contract charge 0.00% Class A    $136.57           --               --           --      35.08%
      Highest contract charge 0.90% Class A   $128.54           --               --           --      33.87%
      All contract charges                         --           37          $ 4,854        4.83%          --
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.00% Class B    $245.99           --               --           --      17.98%
      Highest contract charge 0.60% Class B   $178.98           --               --           --      17.27%
      All contract charges                         --           66          $15,264        0.80%          --
2016  Lowest contract charge 0.00% Class B    $208.50           --               --           --      17.37%
      Highest contract charge 0.60% Class B   $152.62           --               --           --      16.67%
      All contract charges                         --           65          $12,804        2.44%          --
2015  Lowest contract charge 0.00% Class B    $177.64           --               --           --     (6.19)%
      Highest contract charge 0.60% Class B   $130.81           --               --           --     (6.75)%
      All contract charges                         --           71          $11,678        2.18%          --
2014  Lowest contract charge 0.00% Class B    $189.36           --               --           --       8.92%
      Highest contract charge 0.60% Class B   $140.28           --               --           --       8.26%
      All contract charges                         --           69          $12,100        1.88%          --
2013  Lowest contract charge 0.00% Class B    $173.86           --               --           --      35.04%
      Highest contract charge 0.60% Class B   $129.58           --               --           --      34.22%
      All contract charges                         --           34          $ 5,480        4.83%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.00% Class A    $414.32           --               --           --      17.72%
      Highest contract charge 0.00% Class A   $414.32           --               --           --      17.72%
      All contract charges                         --           41          $ 4,807        0.86%          --
2016  Lowest contract charge 0.00% Class A    $351.95           --               --           --      21.53%
      Highest contract charge 0.00% Class A   $351.95           --               --           --      21.53%
      All contract charges                         --           32          $ 3,509        1.05%          --
2015  Lowest contract charge 0.00% Class A    $289.59           --               --           --     (2.25)%
      Highest contract charge 0.00% Class A   $289.59           --               --           --     (2.25)%
      All contract charges                         --           30          $ 2,225        0.70%          --
2014  Lowest contract charge 0.00% Class A    $296.27           --               --           --      14.37%
      Highest contract charge 0.00% Class A   $296.27           --               --           --      14.37%
      All contract charges                         --           21          $ 1,687        1.08%          --
2013  Lowest contract charge 0.00% Class A    $259.04           --               --           --      35.80%
      Highest contract charge 0.00% Class A   $259.04           --               --           --      35.80%
      All contract charges                         --           14          $ 1,248        2.02%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.00% Class B    $386.87           --               --           --      17.72%
      Highest contract charge 0.90% Class B   $320.95           --               --           --      16.66%
      All contract charges                         --          131          $45,408        0.86%          --
2016  Lowest contract charge 0.00% Class B    $328.64           --               --           --      21.53%
      Highest contract charge 0.90% Class B   $275.11           --               --           --      20.44%
      All contract charges                         --          115          $34,289        1.05%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $270.42           --                --          --     (2.28)%
      Highest contract charge 0.90% Class B   $228.43           --                --          --     (3.16)%
      All contract charges                         --          121          $ 29,513       0.70%          --
2014  Lowest contract charge 0.00% Class B    $276.74           --                --          --      14.38%
      Highest contract charge 0.90% Class B   $235.89           --                --          --      13.35%
      All contract charges                         --          124          $ 30,663       1.08%          --
2013  Lowest contract charge 0.00% Class B    $241.95           --                --          --      35.78%
      Highest contract charge 0.90% Class B   $208.11           --                --          --      34.57%
      All contract charges                         --          127          $ 27,606       2.02%          --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.00% Class A    $452.25           --                --          --      29.22%
      Highest contract charge 0.60% Class A   $299.34           --                --          --      28.44%
      All contract charges                         --           86          $ 20,954       0.77%          --
2016  Lowest contract charge 0.00% Class A    $349.98           --                --          --       6.34%
      Highest contract charge 0.60% Class A   $233.05           --                --          --       5.71%
      All contract charges                         --           82          $ 16,601       1.01%          --
2015  Lowest contract charge 0.00% Class A    $329.10           --                --          --       4.86%
      Highest contract charge 0.60% Class A   $220.46           --                --          --       4.23%
      All contract charges                         --           77          $ 16,461       0.87%          --
2014  Lowest contract charge 0.00% Class A    $313.85           --                --          --      12.24%
      Highest contract charge 0.60% Class A   $211.51           --                --          --      11.57%
      All contract charges                         --           67          $ 15,886       0.91%          --
2013  Lowest contract charge 0.00% Class A    $279.62           --                --          --      32.50%
      Highest contract charge 0.60% Class A   $189.58           --                --          --      31.70%
      All contract charges                         --           66          $ 14,826       0.96%          --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.00% Class B    $225.05           --                --          --      29.22%
      Highest contract charge 0.90% Class B   $190.27           --                --          --      28.07%
      All contract charges                         --          680          $139,563       0.77%          --
2016  Lowest contract charge 0.00% Class B    $174.16           --                --          --       6.34%
      Highest contract charge 0.90% Class B   $148.57           --                --          --       5.39%
      All contract charges                         --          713          $113,687       1.01%          --
2015  Lowest contract charge 0.00% Class B    $163.77           --                --          --       4.87%
      Highest contract charge 0.90% Class B   $140.97           --                --          --       3.92%
      All contract charges                         --          764          $114,945       0.87%          --
2014  Lowest contract charge 0.00% Class B    $156.17           --                --          --      12.24%
      Highest contract charge 0.90% Class B   $135.65           --                --          --      11.22%
      All contract charges                         --          805          $115,779       0.91%          --
2013  Lowest contract charge 0.00% Class B    $139.14           --                --          --      32.49%
      Highest contract charge 0.90% Class B   $121.96           --                --          --      31.30%
      All contract charges                         --          883          $113,856       0.96%          --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.00% Class A    $119.30           --                --          --      13.01%
      Highest contract charge 0.90% Class A   $108.30           --                --          --      11.98%
      All contract charges                         --          122          $ 13,848       1.94%          --
2016  Lowest contract charge 0.00% Class A    $105.57           --                --          --      16.47%
      Highest contract charge 0.90% Class A   $ 96.71           --                --          --      15.43%
      All contract charges                         --          125          $ 12,655       2.17%          --
2015  Lowest contract charge 0.00% Class A    $ 90.64           --                --          --     (4.43)%
      Highest contract charge 0.90% Class A   $ 83.78           --                --          --     (5.29)%
      All contract charges                         --          114          $ 10,014       1.96%          --
2014  Lowest contract charge 0.00% Class A    $ 94.84           --                --          --      12.62%
      Highest contract charge 0.90% Class A   $ 88.46           --                --          --      11.61%
      All contract charges                         --          112          $ 10,362       1.62%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $ 84.21           --                --          --      31.60%
      Highest contract charge 0.90% Class A   $ 79.26           --                --          --      30.40%
      All contract charges                         --          101          $  8,239       1.56%          --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.00% Class B    $137.42           --                --          --      13.00%
      Highest contract charge 0.60% Class B   $110.56           --                --          --      12.32%
      All contract charges                         --          115          $ 15,123       1.94%          --
2016  Lowest contract charge 0.00% Class B    $121.61           --                --          --      16.47%
      Highest contract charge 0.60% Class B   $ 98.43           --                --          --      15.77%
      All contract charges                         --          105          $ 12,174       2.17%          --
2015  Lowest contract charge 0.00% Class B    $104.41           --                --          --     (4.43)%
      Highest contract charge 0.60% Class B   $ 85.02           --                --          --     (5.01)%
      All contract charges                         --           97          $  9,549       1.96%          --
2014  Lowest contract charge 0.00% Class B    $109.25           --                --          --      12.63%
      Highest contract charge 0.60% Class B   $ 89.50           --                --          --      11.96%
      All contract charges                         --           84          $  8,774       1.62%          --
2013  Lowest contract charge 0.00% Class B    $ 97.00           --                --          --      31.58%
      Highest contract charge 0.60% Class B   $ 79.94           --                --          --      30.79%
      All contract charges                         --           76          $  6,961       1.56%          --
EQ/MFS INTERNATIONAL GROWTH
2017  Lowest contract charge 0.00% Class B    $248.46           --                --          --      32.05%
      Highest contract charge 0.90% Class B   $141.35           --                --          --      30.88%
      All contract charges                         --          283          $ 51,192       0.84%          --
2016  Lowest contract charge 0.00% Class B    $188.15           --                --          --       1.98%
      Highest contract charge 0.90% Class B   $108.00           --                --          --       1.06%
      All contract charges                         --          283          $ 38,646       1.00%          --
2015  Lowest contract charge 0.00% Class B    $184.50           --                --          --       0.20%
      Highest contract charge 0.90% Class B   $106.87           --                --          --     (0.71)%
      All contract charges                         --          285          $ 37,624       0.60%          --
2014  Lowest contract charge 0.00% Class B    $184.13           --                --          --     (5.01)%
      Highest contract charge 0.90% Class B   $107.63           --                --          --     (5.86)%
      All contract charges                         --          287          $ 37,394       0.94%          --
2013  Lowest contract charge 0.00% Class B    $193.84           --                --          --      13.65%
      Highest contract charge 0.90% Class B   $114.33           --                --          --      12.63%
      All contract charges                         --          291          $ 39,189       0.94%          --
EQ/MID CAP INDEX
2017  Lowest contract charge 0.00% Class A    $457.47           --                --          --      15.48%
      Highest contract charge 0.60% Class A   $311.82           --                --          --      14.79%
      All contract charges                         --          168          $ 38,774       0.93%          --
2016  Lowest contract charge 0.00% Class A    $396.14           --                --          --      19.91%
      Highest contract charge 0.60% Class A   $271.64           --                --          --      19.19%
      All contract charges                         --          149          $ 32,505       1.09%          --
2015  Lowest contract charge 0.00% Class A    $330.36           --                --          --     (2.86)%
      Highest contract charge 0.60% Class A   $227.90           --                --          --     (3.44)%
      All contract charges                         --          141          $ 28,395       0.86%          --
2014  Lowest contract charge 0.00% Class A    $340.09           --                --          --       8.99%
      Highest contract charge 0.60% Class A   $236.02           --                --          --       8.34%
      All contract charges                         --          129          $ 29,901       0.80%          --
2013  Lowest contract charge 0.00% Class A    $312.03           --                --          --      32.58%
      Highest contract charge 0.60% Class A   $217.86           --                --          --      31.79%
      All contract charges                         --          119          $ 28,884       0.77%          --
EQ/MID CAP INDEX
2017  Lowest contract charge 0.00% Class B    $292.20           --                --          --      15.48%
      Highest contract charge 0.90% Class B   $249.83           --                --          --      14.44%
      All contract charges                         --          432          $118,329       0.93%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/MID CAP INDEX (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $253.03            --               --          --      19.91%
      Highest contract charge 0.90% Class B   $218.30            --               --          --      18.84%
      All contract charges                         --           400         $ 94,440       1.09%          --
2015  Lowest contract charge 0.00% Class B    $211.01            --               --          --     (2.86)%
      Highest contract charge 0.90% Class B   $183.70            --               --          --     (3.73)%
      All contract charges                         --           419         $ 82,531       0.86%          --
2014  Lowest contract charge 0.00% Class B    $217.22            --               --          --       8.99%
      Highest contract charge 0.90% Class B   $190.82            --               --          --       8.01%
      All contract charges                         --           427         $ 86,668       0.80%          --
2013  Lowest contract charge 0.00% Class B    $199.30            --               --          --      32.58%
      Highest contract charge 0.90% Class B   $176.67            --               --          --      31.38%
      All contract charges                         --           449         $ 83,977       0.77%          --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class A    $172.76            --               --          --       0.40%
      Highest contract charge 0.90% Class A   $148.82            --               --          --     (0.50)%
      All contract charges                         --         1,389         $100,524       0.39%          --
2016  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $149.57            --               --          --     (0.89)%
      All contract charges                         --         1,609         $112,607       0.00%          --
2015  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $150.92            --               --          --     (0.90)%
      All contract charges                         --         1,459         $116,349       0.00%          --
2014  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $152.29            --               --          --     (0.90)%
      All contract charges                         --         1,156         $125,159       0.00%          --
2013  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $153.67            --               --          --     (0.90)%
      All contract charges                         --         1,206         $130,681       0.00%          --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class B    $132.02            --               --          --       0.40%
      Highest contract charge 0.60% Class B   $123.43            --               --          --     (0.20)%
      All contract charges                         --           418         $ 53,555       0.39%          --
2016  Lowest contract charge 0.00% Class B    $131.49            --               --          --          --
      Highest contract charge 0.60% Class B   $123.68            --               --          --     (0.59)%
      All contract charges                         --           360         $ 45,810       0.00%          --
2015  Lowest contract charge 0.00% Class B    $131.49            --               --          --     (0.01)%
      Highest contract charge 0.60% Class B   $124.42            --               --          --     (0.60)%
      All contract charges                         --           343         $ 43,876       0.00%          --
2014  Lowest contract charge 0.00% Class B    $131.50            --               --          --       0.01%
      Highest contract charge 0.60% Class B   $125.17            --               --          --     (0.60)%
      All contract charges                         --           330         $ 42,162       0.00%          --
2013  Lowest contract charge 0.00% Class B    $131.49            --               --          --          --
      Highest contract charge 0.60% Class B   $125.93            --               --          --     (0.60)%
      All contract charges                         --           407         $ 52,804       0.00%          --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.00% Class A    $120.08            --               --          --       1.88%
      Highest contract charge 0.90% Class A   $109.02            --               --          --       0.97%
      All contract charges                         --           138         $ 15,815       1.32%          --
2016  Lowest contract charge 0.00% Class A    $117.86            --               --          --       1.99%
      Highest contract charge 0.90% Class A   $107.97            --               --          --       1.08%
      All contract charges                         --           125         $ 14,261       1.00%          --
2015  Lowest contract charge 0.00% Class A    $115.56            --               --          --     (0.28)%
      Highest contract charge 0.90% Class A   $106.82            --               --          --     (1.17)%
      All contract charges                         --           145         $ 16,282       0.47%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $115.88           --               --           --     (0.09)%
      Highest contract charge 0.90% Class A   $108.09           --               --           --     (0.99)%
      All contract charges                         --          156          $17,494        0.38%          --
2013  Lowest contract charge 0.00% Class A    $115.98           --               --           --       0.03%
      Highest contract charge 0.90% Class A   $109.17           --               --           --     (0.87)%
      All contract charges                         --          183          $20,583        0.72%          --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.00% Class B    $123.07           --               --           --       1.90%
      Highest contract charge 0.60% Class B   $112.00           --               --           --       1.28%
      All contract charges                         --          146          $17,454        1.32%          --
2016  Lowest contract charge 0.00% Class B    $120.78           --               --           --       1.98%
      Highest contract charge 0.60% Class B   $110.58           --               --           --       1.38%
      All contract charges                         --          142          $16,743        1.00%          --
2015  Lowest contract charge 0.00% Class B    $118.43           --               --           --     (0.27)%
      Highest contract charge 0.60% Class B   $109.08           --               --           --     (0.87)%
      All contract charges                         --          153          $17,504        0.47%          --
2014  Lowest contract charge 0.00% Class B    $118.75           --               --           --     (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --               --           --     (0.69)%
      All contract charges                         --          165          $19,037        0.38%          --
2013  Lowest contract charge 0.00% Class B    $118.86           --               --           --       0.08%
      Highest contract charge 0.60% Class B   $110.80           --               --           --     (0.52)%
      All contract charges                         --          158          $18,293        0.72%          --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.00% Class A    $257.00           --               --           --       1.39%
      Highest contract charge 0.90% Class A   $194.72           --               --           --       0.48%
      All contract charges                         --          173          $25,722        1.17%          --
2016  Lowest contract charge 0.00% Class A    $253.48           --               --           --       1.18%
      Highest contract charge 0.90% Class A   $193.79           --               --           --       0.27%
      All contract charges                         --          203          $36,245        1.15%          --
2015  Lowest contract charge 0.00% Class A    $250.53           --               --           --       0.22%
      Highest contract charge 0.90% Class A   $193.27           --               --           --     (0.68)%
      All contract charges                         --          208          $38,216        1.06%          --
2014  Lowest contract charge 0.00% Class A    $249.97           --               --           --       2.90%
      Highest contract charge 0.90% Class A   $194.59           --               --           --       1.98%
      All contract charges                         --          222          $41,887        0.99%          --
2013  Lowest contract charge 0.00% Class A    $242.92           --               --           --     (2.28)%
      Highest contract charge 0.90% Class A   $190.82           --               --           --     (3.16)%
      All contract charges                         --          241          $44,253        0.35%          --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.00% Class B    $173.41           --               --           --       1.39%
      Highest contract charge 0.60% Class B   $154.75           --               --           --       0.79%
      All contract charges                         --          122          $19,553        1.17%          --
2016  Lowest contract charge 0.00% Class B    $171.04           --               --           --       1.18%
      Highest contract charge 0.60% Class B   $153.54           --               --           --       0.57%
      All contract charges                         --          129          $20,541        1.15%          --
2015  Lowest contract charge 0.00% Class B    $169.05           --               --           --       0.23%
      Highest contract charge 0.60% Class B   $152.67           --               --           --     (0.38)%
      All contract charges                         --          132          $20,722        1.06%          --
2014  Lowest contract charge 0.00% Class B    $168.67           --               --           --       2.90%
      Highest contract charge 0.60% Class B   $153.25           --               --           --       2.29%
      All contract charges                         --          137          $21,519        0.99%          --
2013  Lowest contract charge 0.00% Class B    $163.91           --               --           --     (2.28)%
      Highest contract charge 0.60% Class B   $149.82           --               --           --     (2.87)%
      All contract charges                         --          146          $22,325        0.35%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.00% Class A    $516.30           --                --          --      14.01%
      Highest contract charge 0.90% Class A   $397.65           --                --          --      12.99%
      All contract charges                         --          211          $ 56,792       1.08%          --
2016  Lowest contract charge 0.00% Class A    $452.86           --                --          --      20.53%
      Highest contract charge 0.90% Class A   $351.94           --                --          --      19.45%
      All contract charges                         --          182          $ 49,667       1.17%          --
2015  Lowest contract charge 0.00% Class A    $375.73           --                --          --     (4.57)%
      Highest contract charge 0.90% Class A   $294.64           --                --          --     (5.43)%
      All contract charges                         --          175          $ 43,006       0.92%          --
2014  Lowest contract charge 0.00% Class A    $393.71           --                --          --       4.85%
      Highest contract charge 0.90% Class A   $311.55           --                --          --       3.91%
      All contract charges                         --          163          $ 45,618       0.80%          --
2013  Lowest contract charge 0.00% Class A    $375.50           --                --          --      37.45%
      Highest contract charge 0.90% Class A   $299.84           --                --          --      36.21%
      All contract charges                         --          170          $ 46,278       0.98%          --
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.00% Class B    $374.84           --                --          --      14.01%
      Highest contract charge 0.90% Class B   $347.55           --                --          --      12.99%
      All contract charges                         --          120          $ 44,655       1.08%          --
2016  Lowest contract charge 0.00% Class B    $328.79           --                --          --      20.53%
      Highest contract charge 0.90% Class B   $307.60           --                --          --      19.45%
      All contract charges                         --          111          $ 36,249       1.17%          --
2015  Lowest contract charge 0.00% Class B    $272.79           --                --          --     (4.57)%
      Highest contract charge 0.90% Class B   $257.52           --                --          --     (5.43)%
      All contract charges                         --          104          $ 28,328       0.92%          --
2014  Lowest contract charge 0.00% Class B    $285.84           --                --          --       4.85%
      Highest contract charge 0.90% Class B   $272.30           --                --          --       3.90%
      All contract charges                         --           99          $ 28,159       0.80%          --
2013  Lowest contract charge 0.00% Class B    $272.63           --                --          --      37.46%
      Highest contract charge 0.90% Class B   $262.07           --                --          --      36.22%
      All contract charges                         --           93          $ 25,369       0.98%          --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.00% Class A    $254.60           --                --          --      33.37%
      Highest contract charge 0.60% Class A   $238.50           --                --          --      32.57%
      All contract charges                         --          229          $ 10,385       0.00%          --
2016  Lowest contract charge 0.00% Class A    $190.90           --                --          --       1.34%
      Highest contract charge 0.60% Class A   $179.91           --                --          --       0.74%
      All contract charges                         --          164          $  5,664       0.00%          --
2015  Lowest contract charge 0.00% Class A    $188.38           --                --          --      10.23%
      Highest contract charge 0.60% Class A   $178.59           --                --          --       9.56%
      All contract charges                         --          125          $  4,398       0.00%          --
2014  Lowest contract charge 0.00% Class A    $170.90           --                --          --       8.64%
      Highest contract charge 0.60% Class A   $163.01           --                --          --       7.99%
      All contract charges                         --           55          $  2,411       0.00%          --
2013  Lowest contract charge 0.00% Class A    $157.31           --                --          --      37.93%
      Highest contract charge 0.60% Class A   $150.95           --                --          --      37.12%
      All contract charges                         --           31          $  1,490       0.00%          --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.00% Class B    $298.21           --                --          --      33.37%
      Highest contract charge 0.90% Class B   $228.14           --                --          --      32.17%
      All contract charges                         --          394          $101,528       0.00%          --
2016  Lowest contract charge 0.00% Class B    $223.60           --                --          --       1.34%
      Highest contract charge 0.90% Class B   $172.61           --                --          --       0.43%
      All contract charges                         --          375          $ 72,640       0.00%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2015  Lowest contract charge 0.00% Class B            $220.65           --                --          --      10.23%
      Highest contract charge 0.90% Class B           $171.87           --                --          --       9.23%
      All contract charges                                 --          416          $ 79,230       0.00%          --
2014  Lowest contract charge 0.00% Class B            $200.18           --                --          --       8.64%
      Highest contract charge 0.90% Class B           $157.34           --                --          --       7.66%
      All contract charges                                 --          360          $ 62,179       0.00%          --
2013  Lowest contract charge 0.00% Class B            $184.26           --                --          --      37.92%
      Highest contract charge 0.90% Class B           $146.15           --                --          --      36.69%
      All contract charges                                 --          345          $ 54,397       0.00%          --
EQ/UBS GROWTH & INCOME
2017  Lowest contract charge 0.00% Class B            $277.48           --                --          --      21.28%
      Highest contract charge 0.90% Class B           $175.24           --                --          --      20.19%
      All contract charges                                 --           76          $ 16,096       0.29%          --
2016  Lowest contract charge 0.00% Class B            $228.79           --                --          --      10.14%
      Highest contract charge 0.90% Class B           $145.80           --                --          --       9.16%
      All contract charges                                 --           63          $ 11,384       0.78%          --
2015  Lowest contract charge 0.00% Class B            $207.72           --                --          --     (1.42)%
      Highest contract charge 0.90% Class B           $133.57           --                --          --     (2.31)%
      All contract charges                                 --           75          $ 12,167       0.58%          --
2014  Lowest contract charge 0.00% Class B            $210.72           --                --          --      14.44%
      Highest contract charge 0.90% Class B           $136.73           --                --          --      13.41%
      All contract charges                                 --           67          $ 11,001       0.65%          --
2013  Lowest contract charge 0.00% Class B            $184.13           --                --          --      35.54%
      Highest contract charge 0.90% Class B           $120.56           --                --          --      34.31%
      All contract charges                                 --           63          $  8,990       1.10%          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $271.75           --                --          --      18.49%
      Highest contract charge 0.00% Service Class 2   $271.75           --                --          --      18.49%
      All contract charges                                 --           15          $  1,590       1.05%          --
2016  Lowest contract charge 0.00% Service Class 2    $229.35           --                --          --       2.18%
      Highest contract charge 0.00% Service Class 2   $229.35           --                --          --       2.18%
      All contract charges                                 --           14          $  1,383       1.33%          --
2015  Lowest contract charge 0.00% Service Class 2    $224.46           --                --          --     (0.19)%
      Highest contract charge 0.00% Service Class 2   $224.46           --                --          --     (0.19)%
      All contract charges                                 --           15          $  1,264       0.98%          --
2014  Lowest contract charge 0.00% Service Class 2    $224.88           --                --          --       5.55%
      Highest contract charge 0.00% Service Class 2   $224.88           --                --          --       5.55%
      All contract charges                                 --           17          $  1,482       0.81%          --
2013  Lowest contract charge 0.00% Service Class 2    $213.05           --                --          --      22.09%
      Highest contract charge 0.00% Service Class 2   $213.05           --                --          --      22.09%
      All contract charges                                 --           13          $  1,320       0.68%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $439.67           --                --          --      21.59%
      Highest contract charge 0.90% Service Class 2   $216.26           --                --          --      20.50%
      All contract charges                                 --          573          $104,146       0.79%          --
2016  Lowest contract charge 0.00% Service Class 2    $361.61           --                --          --       7.73%
      Highest contract charge 0.90% Service Class 2   $179.47           --                --          --       6.76%
      All contract charges                                 --          538          $ 85,572       0.61%          --
2015  Lowest contract charge 0.00% Service Class 2    $335.66           --                --          --       0.42%
      Highest contract charge 0.90% Service Class 2   $168.10           --                --          --     (0.49)%
      All contract charges                                 --          570          $ 86,521       0.81%          --
2014  Lowest contract charge 0.00% Service Class 2    $334.27           --                --          --      11.65%
      Highest contract charge 0.90% Service Class 2   $168.93           --                --          --      10.65%
      All contract charges                                 --          569          $ 87,938       0.76%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2    $299.38           --               --           --      30.95%
      Highest contract charge 0.90% Service Class 2   $152.67           --               --           --      29.78%
      All contract charges                                 --          497          $70,922        1.23%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $328.36           --               --           --      12.65%
      Highest contract charge 0.00% Service Class 2   $328.36           --               --           --      12.65%
      All contract charges                                 --           47          $ 1,798        1.52%          --
2016  Lowest contract charge 0.00% Service Class 2    $291.49           --               --           --      17.71%
      Highest contract charge 0.00% Service Class 2   $291.49           --               --           --      17.71%
      All contract charges                                 --           42          $ 1,580        2.59%          --
2015  Lowest contract charge 0.00% Service Class 2    $247.63           --               --           --     (4.24)%
      Highest contract charge 0.00% Service Class 2   $247.63           --               --           --     (4.24)%
      All contract charges                                 --           30          $ 1,051        3.14%          --
2014  Lowest contract charge 0.00% Service Class 2    $258.59           --               --           --       8.48%
      Highest contract charge 0.00% Service Class 2   $258.59           --               --           --       8.48%
      All contract charges                                 --           25          $ 1,007        2.47%          --
2013  Lowest contract charge 0.00% Service Class 2    $238.38           --               --           --      27.82%
      Highest contract charge 0.00% Service Class 2   $238.38           --               --           --      27.82%
      All contract charges                                 --           28          $ 1,373        2.28%          --
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $100.74           --               --           --       0.43%
      Highest contract charge 0.00% Service Class 2   $100.74           --               --           --       0.43%
      All contract charges                                 --           96          $ 1,089        0.43%          --
2016  Lowest contract charge 0.00% Service Class 2    $100.31           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.31           --               --           --       0.01%
      All contract charges                                 --           73          $ 1,332        0.02%          --
2015  Lowest contract charge 0.00% Service Class 2    $100.30           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.30           --               --           --       0.01%
      All contract charges                                 --           67          $   997        0.01%          --
2014  Lowest contract charge 0.00% Service Class 2    $100.29           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.29           --               --           --       0.01%
      All contract charges                                 --           73          $   999        0.01%          --
2013  Lowest contract charge 0.00% Service Class 2    $100.28           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.28           --               --           --       0.01%
      All contract charges                                 --           69          $ 1,329        0.01%          --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $329.27           --               --           --      16.61%
      Highest contract charge 0.90% Service Class 2   $226.10           --               --           --      15.56%
      All contract charges                                 --           85          $10,171        1.04%          --
2016  Lowest contract charge 0.00% Service Class 2    $282.36           --               --           --      15.81%
      Highest contract charge 0.90% Service Class 2   $195.65           --               --           --      14.77%
      All contract charges                                 --           78          $ 8,609        1.67%          --
2015  Lowest contract charge 0.00% Service Class 2    $243.82           --               --           --     (2.54)%
      Highest contract charge 0.90% Service Class 2   $170.47           --               --           --     (3.42)%
      All contract charges                                 --           75          $ 7,288        1.89%          --
2014  Lowest contract charge 0.00% Service Class 2    $250.17           --               --           --      10.23%
      Highest contract charge 0.90% Service Class 2   $176.50           --               --           --       9.23%
      All contract charges                                 --           68          $ 7,537        1.76%          --
2013  Lowest contract charge 0.00% Service Class 2    $226.96           --               --           --      33.25%
      Highest contract charge 0.90% Service Class 2   $161.58           --               --           --      32.05%
      All contract charges                                 --           53          $ 5,885        1.91%          --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $263.02           --               --           --       6.91%
      Highest contract charge 0.00% Service Class 2   $263.02           --               --           --       6.91%
      All contract charges                                 --           78          $ 4,071        5.22%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Service Class 2    $246.01           --               --           --      14.17%
      Highest contract charge 0.00% Service Class 2   $246.01           --               --           --      14.17%
      All contract charges                                 --           72          $ 3,626        5.77%          --
2015  Lowest contract charge 0.00% Service Class 2    $215.48           --               --           --     (3.86)%
      Highest contract charge 0.00% Service Class 2   $215.48           --               --           --     (3.86)%
      All contract charges                                 --           70          $ 3,378        5.88%          --
2014  Lowest contract charge 0.00% Service Class 2    $224.14           --               --           --       0.90%
      Highest contract charge 0.00% Service Class 2   $224.14           --               --           --       0.90%
      All contract charges                                 --           72          $ 5,043        5.13%          --
2013  Lowest contract charge 0.00% Service Class 2    $222.14           --               --           --       5.70%
      Highest contract charge 0.00% Service Class 2   $222.14           --               --           --       5.70%
      All contract charges                                 --           81          $10,831        5.40%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $177.96           --               --           --       3.99%
      Highest contract charge 0.00% Service Class 2   $177.96           --               --           --       3.99%
      All contract charges                                 --          588          $16,362        1.80%          --
2016  Lowest contract charge 0.00% Service Class 2    $171.13           --               --           --       4.47%
      Highest contract charge 0.00% Service Class 2   $171.13           --               --           --       4.47%
      All contract charges                                 --          449          $ 9,201        2.76%          --
2015  Lowest contract charge 0.00% Service Class 2    $163.80           --               --           --     (0.85)%
      Highest contract charge 0.00% Service Class 2   $163.80           --               --           --     (0.85)%
      All contract charges                                 --          385          $ 7,133        2.64%          --
2014  Lowest contract charge 0.00% Service Class 2    $165.20           --               --           --       5.62%
      Highest contract charge 0.00% Service Class 2   $165.20           --               --           --       5.62%
      All contract charges                                 --          262          $ 8,319        2.10%          --
2013  Lowest contract charge 0.00% Service Class 2    $156.41           --               --           --     (2.07)%
      Highest contract charge 0.00% Service Class 2   $156.41           --               --           --     (2.07)%
      All contract charges                                 --          222          $14,747        1.88%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $581.78           --               --           --      20.53%
      Highest contract charge 0.90% Service Class 2   $206.45           --               --           --      19.45%
      All contract charges                                 --          238          $31,628        0.51%          --
2016  Lowest contract charge 0.00% Service Class 2    $482.67           --               --           --      11.92%
      Highest contract charge 0.90% Service Class 2   $172.83           --               --           --      10.92%
      All contract charges                                 --          197          $24,006        0.34%          --
2015  Lowest contract charge 0.00% Service Class 2    $431.25           --               --           --     (1.63)%
      Highest contract charge 0.90% Service Class 2   $155.81           --               --           --     (2.52)%
      All contract charges                                 --          171          $20,947        0.18%          --
2014  Lowest contract charge 0.00% Service Class 2    $438.39           --               --           --       6.03%
      Highest contract charge 0.90% Service Class 2   $159.83           --               --           --       5.08%
      All contract charges                                 --          160          $32,742        0.02%          --
2013  Lowest contract charge 0.00% Service Class 2    $413.45           --               --           --      35.87%
      Highest contract charge 0.90% Service Class 2   $152.11           --               --           --      34.65%
      All contract charges                                 --          152          $30,675        0.30%          --
FIDELITY(R) VIP VALUE PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $343.12           --               --           --      15.36%
      Highest contract charge 0.00% Service Class 2   $343.12           --               --           --      15.36%
      All contract charges                                 --           15          $   808        1.08%          --
2016  Lowest contract charge 0.00% Service Class 2    $297.43           --               --           --      11.71%
      Highest contract charge 0.00% Service Class 2   $297.43           --               --           --      11.71%
      All contract charges                                 --           12          $   732        1.07%          --
2015  Lowest contract charge 0.00% Service Class 2    $266.25           --               --           --     (0.97)%
      Highest contract charge 0.00% Service Class 2   $266.25           --               --           --     (0.97)%
      All contract charges                                 --           12          $ 1,247        1.12%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP VALUE PORTFOLIO (CONTINUED)
2014  Lowest contract charge 0.00% Service Class 2    $268.87           --               --           --      11.11%
      Highest contract charge 0.00% Service Class 2   $268.87           --               --           --      11.11%
      All contract charges                                 --            9          $ 1,519        1.19%          --
2013  Lowest contract charge 0.00% Service Class 2    $241.99           --               --           --      32.18%
      Highest contract charge 0.00% Service Class 2   $241.99           --               --           --      32.18%
      All contract charges                                 --            8          $ 1,244        0.93%          --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $429.63           --               --           --      19.08%
      Highest contract charge 0.00% Service Class 2   $429.63           --               --           --      19.08%
      All contract charges                                 --            6          $   529        1.32%          --
2016  Lowest contract charge 0.00% Service Class 2    $360.78           --               --           --       9.27%
      Highest contract charge 0.00% Service Class 2   $360.78           --               --           --       9.27%
      All contract charges                                 --            3          $   334        0.89%          --
2015  Lowest contract charge 0.00% Service Class 2    $330.17           --               --           --     (3.19)%
      Highest contract charge 0.00% Service Class 2   $330.17           --               --           --     (3.19)%
      All contract charges                                 --            4          $   333        0.90%          --
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --               --           --       6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --               --           --       6.51%
      All contract charges                                 --            3          $   323        0.74%          --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --               --           --      30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --               --           --      30.18%
      All contract charges                                 --            3          $   533        0.60%          --
FRANKLIN MUTUAL SHARES VIP FUND
2017  Lowest contract charge 0.00% Class 2            $191.25           --               --           --       8.35%
      Highest contract charge 0.90% Class 2           $178.41           --               --           --       7.37%
      All contract charges                                 --          101          $10,881        2.25%          --
2016  Lowest contract charge 0.00% Class 2            $176.51           --               --           --      16.06%
      Highest contract charge 0.90% Class 2           $166.16           --               --           --      15.02%
      All contract charges                                 --           95          $10,495        1.93%          --
2015  Lowest contract charge 0.00% Class 2            $152.09           --               --           --     (4.94)%
      Highest contract charge 0.90% Class 2           $144.46           --               --           --     (5.79)%
      All contract charges                                 --          102          $10,352        3.16%          --
2014  Lowest contract charge 0.00% Class 2            $159.99           --               --           --       7.12%
      Highest contract charge 0.90% Class 2           $153.34           --               --           --       6.15%
      All contract charges                                 --           99          $11,542        2.06%          --
2013  Lowest contract charge 0.00% Class 2            $149.35           --               --           --      28.26%
      Highest contract charge 0.90% Class 2           $144.45           --               --           --      27.11%
      All contract charges                                 --          107          $12,070        2.07%          --
FRANKLIN RISING DIVIDENDS VIP FUND
2017  Lowest contract charge 0.00% Class 2            $244.66           --               --           --      20.56%
      Highest contract charge 0.90% Class 2           $228.24           --               --           --      19.48%
      All contract charges                                 --          244          $58,784        1.50%          --
2016  Lowest contract charge 0.00% Class 2            $202.94           --               --           --      16.04%
      Highest contract charge 0.90% Class 2           $191.03           --               --           --      15.00%
      All contract charges                                 --          272          $54,019        1.39%          --
2015  Lowest contract charge 0.00% Class 2            $174.89           --               --           --     (3.65)%
      Highest contract charge 0.90% Class 2           $166.12           --               --           --     (4.51)%
      All contract charges                                 --          288          $49,522        1.42%          --
2014  Lowest contract charge 0.00% Class 2            $181.51           --               --           --       8.72%
      Highest contract charge 0.90% Class 2           $173.97           --               --           --       7.74%
      All contract charges                                 --          299          $53,364        1.31%          --
2013  Lowest contract charge 0.00% Class 2            $166.95           --               --           --      29.69%
      Highest contract charge 0.90% Class 2           $161.47           --               --           --      28.53%
      All contract charges                                 --          293          $48,326        1.58%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
FRANKLIN SMALL CAP VALUE VIP FUND
2017  Lowest contract charge 0.00% Class 2           $222.45           --               --           --       10.65%
      Highest contract charge 0.90% Class 2          $207.52           --               --           --        9.66%
      All contract charges                                --          199          $12,256        0.51%           --
2016  Lowest contract charge 0.00% Class 2           $201.04           --               --           --       30.18%
      Highest contract charge 0.90% Class 2          $189.24           --               --           --       29.02%
      All contract charges                                --          158          $11,113        0.69%           --
2015  Lowest contract charge 0.00% Class 2           $154.43           --               --           --      (7.38)%
      Highest contract charge 0.90% Class 2          $146.68           --               --           --      (8.22)%
      All contract charges                                --          118          $ 5,236        0.63%           --
2014  Lowest contract charge 0.00% Class 2           $166.74           --               --           --        0.57%
      Highest contract charge 0.90% Class 2          $159.81           --               --           --      (0.34)%
      All contract charges                                --           99          $ 5,650        0.61%           --
2013  Lowest contract charge 0.00% Class 2           $165.79           --               --           --       36.24%
      Highest contract charge 0.90% Class 2          $160.35           --               --           --       35.01%
      All contract charges                                --           83          $ 6,511        1.36%           --
FRANKLIN STRATEGIC INCOME VIP FUND
2017  Lowest contract charge 0.00% Class 2           $138.97           --               --           --        4.56%
      Highest contract charge 0.90% Class 2          $129.64           --               --           --        3.62%
      All contract charges                                --          253          $34,676        2.89%           --
2016  Lowest contract charge 0.00% Class 2           $132.91           --               --           --        7.94%
      Highest contract charge 0.90% Class 2          $125.11           --               --           --        6.97%
      All contract charges                                --          235          $30,795        3.43%           --
2015  Lowest contract charge 0.00% Class 2           $123.13           --               --           --      (3.87)%
      Highest contract charge 0.90% Class 2          $116.96           --               --           --      (4.73)%
      All contract charges                                --          240          $29,159        6.36%           --
2014  Lowest contract charge 0.00% Class 2           $128.09           --               --           --        1.86%
      Highest contract charge 0.90% Class 2          $122.77           --               --           --        0.95%
      All contract charges                                --          226          $28,646        5.79%           --
2013  Lowest contract charge 0.00% Class 2           $125.75           --               --           --        3.32%
      Highest contract charge 0.90% Class 2          $121.62           --               --           --        2.38%
      All contract charges                                --          200          $24,932        6.01%           --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Service Shares    $204.29           --               --           --       10.85%
      Highest contract charge 0.90% Service Shares   $190.57           --               --           --        9.85%
      All contract charges                                --           64          $12,722        0.54%           --
2016  Lowest contract charge 0.00% Service Shares    $184.30           --               --           --       13.28%
      Highest contract charge 0.90% Service Shares   $173.48           --               --           --       12.26%
      All contract charges                                --           57          $10,371        1.13%           --
2015  Lowest contract charge 0.00% Service Shares    $162.70           --               --           --      (9.52)%
      Highest contract charge 0.90% Service Shares   $154.53           --               --           --     (10.34)%
      All contract charges                                --           63          $10,210        0.11%           --
2014  Lowest contract charge 0.00% Service Shares    $179.82           --               --           --       13.29%
      Highest contract charge 0.90% Service Shares   $172.35           --               --           --       12.27%
      All contract charges                                --           59          $10,520        0.90%           --
2013  Lowest contract charge 0.00% Service Shares    $158.73           --               --           --       32.55%
      Highest contract charge 0.90% Service Shares   $153.52           --               --           --       31.36%
      All contract charges                                --           55          $ 8,694        0.50%           --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2017  Lowest contract charge 0.00% Series II         $203.12           --               --           --        8.35%
      Highest contract charge 0.00% Series II        $203.12           --               --           --        8.35%
      All contract charges                                --          574          $14,465        1.49%           --
2016  Lowest contract charge 0.00% Series II         $187.47           --               --           --       14.53%
      Highest contract charge 0.00% Series II        $187.47           --               --           --       14.53%
      All contract charges                                --          554          $13,211        1.55%           --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (CONTINUED)
2015     Lowest contract charge 0.00% Series II      $163.68           --               --           --       1.82%
         Highest contract charge 0.00% Series II     $163.68           --               --           --       1.82%
         All contract charges                             --          136          $ 3,477        1.62%          --
2014     Lowest contract charge 0.00% Series II      $160.76           --               --           --      12.54%
         Highest contract charge 0.00% Series II     $160.76           --               --           --      12.54%
         All contract charges                             --           49          $ 2,094        1.14%          --
2013     Lowest contract charge 0.00% Series II      $142.85           --               --           --      30.77%
         Highest contract charge 0.00% Series II     $142.85           --               --           --      30.77%
         All contract charges                             --           22          $ 1,324        2.15%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2017     Lowest contract charge 0.00% Series II      $175.68           --               --           --      12.72%
         Highest contract charge 0.90% Series II     $163.89           --               --           --      11.72%
         All contract charges                             --          395          $38,103        3.02%          --
2016     Lowest contract charge 0.00% Series II      $155.85           --               --           --       1.82%
         Highest contract charge 0.90% Series II     $146.70           --               --           --       0.90%
         All contract charges                             --          370          $35,067        1.46%          --
2015     Lowest contract charge 0.00% Series II      $153.07           --               --           --     (1.74)%
         Highest contract charge 0.90% Series II     $145.39           --               --           --     (2.63)%
         All contract charges                             --          335          $32,763        3.41%          --
2014     Lowest contract charge 0.00% Series II      $155.78           --               --           --      14.34%
         Highest contract charge 0.90% Series II     $149.31           --               --           --      13.31%
         All contract charges                             --          284          $30,513        1.51%          --
2013     Lowest contract charge 0.00% Series II      $136.24           --               --           --       2.44%
         Highest contract charge 0.90% Series II     $131.77           --               --           --       1.52%
         All contract charges                             --          196          $21,013        3.72%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2017     Lowest contract charge 0.00% Series II      $166.91           --               --           --      22.73%
         Highest contract charge 0.90% Series II     $155.70           --               --           --      21.62%
         All contract charges                             --          525          $38,697        1.27%          --
2016     Lowest contract charge 0.00% Series II      $136.00           --               --           --     (0.70)%
         Highest contract charge 0.90% Series II     $128.02           --               --           --     (1.59)%
         All contract charges                             --          467          $30,233        1.17%          --
2015     Lowest contract charge 0.00% Series II      $136.96           --               --           --     (2.62)%
         Highest contract charge 0.90% Series II     $130.09           --               --           --     (3.49)%
         All contract charges                             --          444          $30,483        1.33%          --
2014     Lowest contract charge 0.00% Series II      $140.64           --               --           --       0.09%
         Highest contract charge 0.90% Series II     $134.79           --               --           --     (0.82)%
         All contract charges                             --          390          $28,704        1.51%          --
2013     Lowest contract charge 0.00% Series II      $140.51           --               --           --      18.71%
         Highest contract charge 0.90% Series II     $135.90           --               --           --      17.65%
         All contract charges                             --          267          $22,026        1.06%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2017     Lowest contract charge 0.00% Series II      $180.71           --               --           --      14.65%
         Highest contract charge 0.90% Series II     $168.58           --               --           --      13.62%
         All contract charges                             --           37          $ 3,804        0.31%          --
2016     Lowest contract charge 0.00% Series II      $157.62           --               --           --      13.16%
         Highest contract charge 0.90% Series II     $148.37           --               --           --      12.15%
         All contract charges                             --           31          $ 3,382        0.00%          --
2015     Lowest contract charge 0.00% Series II      $139.29           --               --           --     (4.27)%
         Highest contract charge 0.90% Series II     $132.30           --               --           --     (5.14)%
         All contract charges                             --           29          $ 3,003        0.10%          --
2014     Lowest contract charge 0.00% Series II      $145.51           --               --           --       4.17%
         Highest contract charge 0.90% Series II     $139.47           --               --           --       3.23%
         All contract charges                             --           27          $ 3,519        0.00%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
2013    Lowest contract charge 0.00% Series II      $139.69           --               --           --       28.46%
        Highest contract charge 0.90% Series II     $135.10           --               --           --       27.31%
        All contract charges                             --           28          $ 3,685        0.54%           --
INVESCO V.I. SMALL CAP EQUITY FUND
2017    Lowest contract charge 0.00% Series II      $206.72           --               --           --       13.73%
        Highest contract charge 0.90% Series II     $192.84           --               --           --       12.71%
        All contract charges                             --           39          $ 5,917        0.00%           --
2016    Lowest contract charge 0.00% Series II      $181.77           --               --           --       11.84%
        Highest contract charge 0.90% Series II     $171.10           --               --           --       10.83%
        All contract charges                             --           32          $ 4,613        0.00%           --
2015    Lowest contract charge 0.00% Series II      $162.53           --               --           --      (5.74)%
        Highest contract charge 0.90% Series II     $154.38           --               --           --      (6.59)%
        All contract charges                             --           34          $ 4,376        0.00%           --
2014    Lowest contract charge 0.00% Series II      $172.43           --               --           --        2.08%
        Highest contract charge 0.90% Series II     $165.27           --               --           --        1.17%
        All contract charges                             --           30          $ 4,096        0.00%           --
2013    Lowest contract charge 0.00% Series II      $168.91           --               --           --       37.08%
        Highest contract charge 0.90% Series II     $163.36           --               --           --       35.85%
        All contract charges                             --           30          $ 4,179        0.00%           --
IVY VIP DIVIDEND OPPORTUNITIES
2017    Lowest contract charge 0.00% CLASS II       $198.93           --               --           --       15.56%
        Highest contract charge 0.00% CLASS II      $198.93           --               --           --       15.56%
        All contract charges                             --           30          $ 1,020        1.15%           --
2016    Lowest contract charge 0.00% CLASS II       $172.14           --               --           --        6.95%
        Highest contract charge 0.00% CLASS II      $172.14           --               --           --        6.95%
        All contract charges                             --           26          $   744        1.39%           --
2015    Lowest contract charge 0.00% CLASS II       $160.95           --               --           --      (2.06)%
        Highest contract charge 0.00% CLASS II      $160.95           --               --           --      (2.06)%
        All contract charges                             --           25          $   524        1.27%           --
2014    Lowest contract charge 0.00% CLASS II       $164.33           --               --           --        9.84%
        Highest contract charge 0.00% CLASS II      $164.33           --               --           --        9.84%
        All contract charges                             --           27          $   701        1.13%           --
2013    Lowest contract charge 0.00% CLASS II       $149.61           --               --           --       29.61%
        Highest contract charge 0.00% CLASS II      $149.61           --               --           --       29.61%
        All contract charges                             --           27          $   944        1.44%           --
IVY VIP ENERGY
2017    Lowest contract charge 0.00% CLASS II       $110.34           --               --           --     (12.64)%
        Highest contract charge 0.90% CLASS II      $102.92           --               --           --     (13.43)%
        All contract charges                             --          232          $14,859        0.68%           --
2016    Lowest contract charge 0.00% CLASS II       $126.31           --               --           --       34.56%
        Highest contract charge 0.90% CLASS II      $118.89           --               --           --       33.34%
        All contract charges                             --          241          $19,853        0.14%           --
2015    Lowest contract charge 0.00% CLASS II       $ 93.87           --               --           --     (22.14)%
        Highest contract charge 0.90% CLASS II      $ 89.16           --               --           --     (22.85)%
        All contract charges                             --          206          $14,261        0.05%           --
2014    Lowest contract charge 0.00% CLASS II       $120.57           --               --           --     (10.56)%
        Highest contract charge 0.90% CLASS II      $115.56           --               --           --     (11.37)%
        All contract charges                             --          162          $14,918        0.00%           --
2013    Lowest contract charge 0.00% CLASS II       $134.81           --               --           --       27.76%
        Highest contract charge 0.90% CLASS II      $130.38           --               --           --       26.61%
        All contract charges                             --          113          $11,601        0.00%           --
IVY VIP HIGH INCOME
2017    Lowest contract charge 0.00% CLASS II       $122.25           --               --           --        6.68%
        Highest contract charge 0.90% CLASS II      $117.23           --               --           --        5.73%
        All contract charges                             --          556          $32,857        5.40%           --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------------------
                                                                           ACCUMULATION
                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                              ---------- ----------------- ------------ ------------- --------
IVY VIP HIGH INCOME (CONTINUED)
2016  Lowest contract charge 0.00% CLASS II    $114.60           --               --           --      16.19%
      Highest contract charge 0.90% CLASS II   $110.88           --               --           --      15.14%
      All contract charges                          --          463          $28,761        6.74%          --
2015  Lowest contract charge 0.00% CLASS II    $ 98.63           --               --           --     (6.51)%
      Highest contract charge 0.90% CLASS II   $ 96.30           --               --           --     (7.35)%
      All contract charges                          --          369          $20,390        6.02%          --
2014  Lowest contract charge 0.00% CLASS II    $105.50           --               --           --       1.91%
      Highest contract charge 0.90% CLASS II   $103.94           --               --           --       0.99%
      All contract charges                          --          230          $17,934        4.14%          --
IVY VIP MID CAP GROWTH
2017  Lowest contract charge 0.00% CLASS II    $232.50           --               --           --      26.90%
      Highest contract charge 0.90% CLASS II   $216.89           --               --           --      25.76%
      All contract charges                          --          264          $32,200        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $183.22           --               --           --       6.12%
      Highest contract charge 0.90% CLASS II   $172.47           --               --           --       5.16%
      All contract charges                          --          253          $26,703        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $172.66           --               --           --     (5.78)%
      Highest contract charge 0.90% CLASS II   $164.00           --               --           --     (6.63)%
      All contract charges                          --          269          $28,093        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $183.25           --               --           --       7.86%
      Highest contract charge 0.90% CLASS II   $175.64           --               --           --       6.90%
      All contract charges                          --          256          $28,520        0.00%          --
2013  Lowest contract charge 0.00% CLASS II    $169.89           --               --           --      29.94%
      Highest contract charge 0.90% CLASS II   $164.31           --               --           --      28.77%
      All contract charges                          --          217          $24,177        0.00%          --
IVY VIP SCIENCE AND TECHNOLOGY
2017  Lowest contract charge 0.00% CLASS II    $267.25           --               --           --      32.12%
      Highest contract charge 0.90% CLASS II   $170.91           --               --           --      30.94%
      All contract charges                          --          229          $30,717        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $202.28           --               --           --       1.54%
      Highest contract charge 0.90% CLASS II   $130.53           --               --           --       0.63%
      All contract charges                          --          225          $22,549        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $199.21           --               --           --     (2.88)%
      Highest contract charge 0.90% CLASS II   $129.71           --               --           --     (3.75)%
      All contract charges                          --          248          $26,510        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $205.12           --               --           --       2.92%
      Highest contract charge 0.90% CLASS II   $134.77           --               --           --       1.98%
      All contract charges                          --          195          $22,263        0.00%          --
2013  Lowest contract charge 0.00% CLASS II    $199.31           --               --           --      56.38%
      Highest contract charge 0.90% CLASS II   $132.15           --               --           --      30.38%
      All contract charges                          --          137          $16,143        0.00%          --
IVY VIP SMALL CAP GROWTH
2017  Lowest contract charge 0.00% CLASS II    $200.67           --               --           --      23.12%
      Highest contract charge 0.90% CLASS II   $187.20           --               --           --      22.01%
      All contract charges                          --           81          $12,406        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $162.99           --               --           --       2.91%
      Highest contract charge 0.90% CLASS II   $153.43           --               --           --       1.99%
      All contract charges                          --           72          $ 8,691        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $158.38           --               --           --       1.88%
      Highest contract charge 0.90% CLASS II   $150.43           --               --           --       0.97%
      All contract charges                          --           75          $ 8,951        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $155.45           --               --           --       1.59%
      Highest contract charge 0.90% CLASS II   $148.99           --               --           --       0.68%
      All contract charges                          --           49          $ 5,917        0.00%          --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
IVY VIP SMALL CAP GROWTH (CONTINUED)
2013    Lowest contract charge 0.00% CLASS II           $153.01           --                --          --       43.36%
        Highest contract charge 0.90% CLASS II          $147.99           --                --          --       42.08%
        All contract charges                                 --           52          $  6,647       0.00%           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2017    Lowest contract charge 0.00% Service Shares     $132.60           --                --          --       27.82%
        Highest contract charge 0.90% Service Shares    $123.70           --                --          --       26.68%
        All contract charges                                 --          875          $ 66,973       1.86%           --
2016    Lowest contract charge 0.00% Service Shares     $103.74           --                --          --       20.78%
        Highest contract charge 0.90% Service Shares    $ 97.65           --                --          --       19.70%
        All contract charges                                 --          693          $ 47,503       1.08%           --
2015    Lowest contract charge 0.00% Service Shares     $ 85.89           --                --          --     (20.06)%
        Highest contract charge 0.90% Service Shares    $ 81.58           --                --          --     (20.77)%
        All contract charges                                 --          602          $ 39,063       1.15%           --
2014    Lowest contract charge 0.00% Service Shares     $107.44           --                --          --      (4.63)%
        Highest contract charge 0.90% Service Shares    $102.97           --                --          --      (5.50)%
        All contract charges                                 --          495          $ 45,474       1.66%           --
2013    Lowest contract charge 0.00% Service Shares     $112.66           --                --          --      (1.24)%
        Highest contract charge 0.90% Service Shares    $108.96           --                --          --      (2.14)%
        All contract charges                                 --          463          $ 46,651       1.42%           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2017    Lowest contract charge 0.00% Service Class      $219.90           --                --          --       26.82%
        Highest contract charge 0.90% Service Class     $205.14           --                --          --       25.68%
        All contract charges                                 --          889          $108,427       1.34%           --
2016    Lowest contract charge 0.00% Service Class      $173.40           --                --          --        3.84%
        Highest contract charge 0.90% Service Class     $163.23           --                --          --        2.91%
        All contract charges                                 --          707          $ 77,174       1.18%           --
2015    Lowest contract charge 0.00% Service Class      $166.99           --                --          --        6.32%
        Highest contract charge 0.90% Service Class     $158.61           --                --          --        5.36%
        All contract charges                                 --          600          $ 69,473       1.80%           --
2014    Lowest contract charge 0.00% Service Class      $157.06           --                --          --        1.13%
        Highest contract charge 0.90% Service Class     $150.54           --                --          --        0.23%
        All contract charges                                 --          483          $ 57,722       1.86%           --
2013    Lowest contract charge 0.00% Service Class      $155.30           --                --          --       27.63%
        Highest contract charge 0.90% Service Class     $150.20           --                --          --       26.48%
        All contract charges                                 --          400          $ 52,025       1.49%           --
MFS(R) INVESTORS TRUST SERIES
2017    Lowest contract charge 0.00% Service Class      $231.41           --                --          --       23.02%
        Highest contract charge 0.90% Service Class     $215.88           --                --          --       21.92%
        All contract charges                                 --           18          $  4,027       0.57%           --
2016    Lowest contract charge 0.00% Service Class      $188.10           --                --          --        8.32%
        Highest contract charge 0.80% Service Class     $178.26           --                --          --        7.45%
        All contract charges                                 --           15          $  2,618       0.57%           --
2015    Lowest contract charge 0.00% Service Class      $173.66           --                --          --      (0.05)%
        Highest contract charge 0.80% Service Class     $165.90           --                --          --      (0.84)%
        All contract charges                                 --           13          $  2,199       0.70%           --
2014    Lowest contract charge 0.00% Service Class      $173.74           --                --          --       10.71%
        Highest contract charge 0.80% Service Class     $167.31           --                --          --        9.83%
        All contract charges                                 --           12          $  2,089       0.80%           --
2013    Lowest contract charge 0.00% Service Class      $156.93           --                --          --       31.74%
        Highest contract charge 0.80% Service Class     $152.34           --                --          --       30.69%
        All contract charges                                 --           10          $  1,500       1.06%           --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2017    Lowest contract charge 0.00% Service Class      $241.81           --                --          --       28.10%
        Highest contract charge 0.90% Service Class     $225.58           --                --          --       26.95%
        All contract charges                                 --           20          $  4,741       0.41%           --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Service Class       $188.77           --                --          --        5.84%
      Highest contract charge 0.90% Service Class      $177.69           --                --          --        4.89%
      All contract charges                                  --           19          $  3,765       0.40%           --
2015  Lowest contract charge 0.00% Service Class(c)    $178.35           --                --          --      (1.63)%
      Highest contract charge 0.90% Service Class(c)   $169.40           --                --          --      (2.31)%
      All contract charges                                  --           13          $  2,155       0.46%           --
MFS(R) UTILITIES SERIES
2017  Lowest contract charge 0.00% Service Class       $197.13           --                --          --       14.49%
      Highest contract charge 0.00% Service Class      $197.13           --                --          --       14.49%
      All contract charges                                  --           95          $  2,268       4.09%           --
2016  Lowest contract charge 0.00% Service Class       $172.18           --                --          --       11.23%
      Highest contract charge 0.00% Service Class      $172.18           --                --          --       11.23%
      All contract charges                                  --          108          $  2,555       3.82%           --
2015  Lowest contract charge 0.00% Service Class       $154.79           --                --          --     (14.75)%
      Highest contract charge 0.00% Service Class      $154.79           --                --          --     (14.75)%
      All contract charges                                  --           79          $  1,640       4.13%           --
2014  Lowest contract charge 0.00% Service Class       $181.58           --                --          --       12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                --          --       12.47%
      All contract charges                                  --           71          $  1,860       1.89%           --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                --          --       20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                --          --       20.22%
      All contract charges                                  --           48          $  1,452       2.19%           --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.00% Class A             $390.83           --                --          --       30.35%
      Highest contract charge 0.90% Class A            $385.02           --                --          --       29.18%
      All contract charges                                  --          466          $423,844       0.16%           --
2016  Lowest contract charge 0.00% Class A             $299.83           --                --          --        3.44%
      Highest contract charge 0.90% Class A            $298.04           --                --          --        2.51%
      All contract charges                                  --          498          $351,429       0.53%           --
2015  Lowest contract charge 0.00% Class A             $289.86           --                --          --        3.99%
      Highest contract charge 0.90% Class A            $290.74           --                --          --        3.06%
      All contract charges                                  --          542          $373,360       0.16%           --
2014  Lowest contract charge 0.00% Class A             $278.73           --                --          --       10.66%
      Highest contract charge 0.90% Class A            $282.12           --                --          --        9.67%
      All contract charges                                  --          585          $389,941       0.10%           --
2013  Lowest contract charge 0.00% Class A             $251.87           --                --          --       37.20%
      Highest contract charge 0.90% Class A            $257.24           --                --          --       35.96%
      All contract charges                                  --          630          $384,363       0.11%           --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.00% Class B             $199.05           --                --          --       30.35%
      Highest contract charge 0.60% Class B            $178.69           --                --          --       29.57%
      All contract charges                                  --          175          $ 32,450       0.16%           --
2016  Lowest contract charge 0.00% Class B             $152.70           --                --          --        3.43%
      Highest contract charge 0.60% Class B            $137.91           --                --          --        2.82%
      All contract charges                                  --          178          $ 25,303       0.53%           --
2015  Lowest contract charge 0.00% Class B             $147.63           --                --          --        3.99%
      Highest contract charge 0.60% Class B            $134.13           --                --          --        3.37%
      All contract charges                                  --          194          $ 26,699       0.16%           --
2014  Lowest contract charge 0.00% Class B             $141.96           --                --          --       10.66%
      Highest contract charge 0.60% Class B            $129.76           --                --          --       10.00%
      All contract charges                                  --          203          $ 27,000       0.10%           --
2013  Lowest contract charge 0.00% Class B             $128.28           --                --          --       37.14%
      Highest contract charge 0.60% Class B            $117.96           --                --          --       36.32%
      All contract charges                                  --          222          $ 26,718       0.11%           --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.00% Class A    $179.01           --               --           --       3.00%
      Highest contract charge 0.60% Class A   $171.47           --               --           --       2.38%
      All contract charges                         --          180          $20,013        2.08%          --
2016  Lowest contract charge 0.00% Class A    $173.80           --               --           --       2.64%
      Highest contract charge 0.60% Class A   $167.48           --               --           --       2.02%
      All contract charges                         --          169          $20,450        2.08%          --
2015  Lowest contract charge 0.00% Class A    $169.33           --               --           --       0.12%
      Highest contract charge 0.60% Class A   $164.16           --               --           --     (0.47)%
      All contract charges                         --          159          $20,844        1.92%          --
2014  Lowest contract charge 0.00% Class A    $169.12           --               --           --       3.75%
      Highest contract charge 0.60% Class A   $164.94           --               --           --       3.13%
      All contract charges                         --          167          $22,443        2.07%          --
2013  Lowest contract charge 0.00% Class A    $163.01           --               --           --     (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --               --           --     (2.98)%
      All contract charges                         --          156          $22,518        1.53%          --
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.00% Class B    $184.52           --               --           --       3.00%
      Highest contract charge 0.90% Class B   $159.68           --               --           --       2.08%
      All contract charges                         --          256          $44,615        2.08%          --
2016  Lowest contract charge 0.00% Class B    $179.14           --               --           --       2.64%
      Highest contract charge 0.90% Class B   $156.43           --               --           --       1.72%
      All contract charges                         --          292          $49,249        2.08%          --
2015  Lowest contract charge 0.00% Class B    $174.54           --               --           --       0.13%
      Highest contract charge 0.90% Class B   $153.79           --               --           --     (0.77)%
      All contract charges                         --          304          $50,153        1.92%          --
2014  Lowest contract charge 0.00% Class B    $174.31           --               --           --       3.74%
      Highest contract charge 0.90% Class B   $154.99           --               --           --       2.81%
      All contract charges                         --          327          $53,881        2.07%          --
2013  Lowest contract charge 0.00% Class B    $168.02           --               --           --     (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --               --           --     (3.23)%
      All contract charges                         --          348          $55,539        1.53%          --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $485.17           --               --           --      26.67%
      Highest contract charge 0.60% Class A   $269.36           --               --           --      25.91%
      All contract charges                         --           27          $12,687        0.00%          --
2016  Lowest contract charge 0.00% Class A    $383.02           --               --           --       6.79%
      Highest contract charge 0.60% Class A   $213.93           --               --           --       6.15%
      All contract charges                         --           28          $10,529        0.10%          --
2015  Lowest contract charge 0.00% Class A    $358.68           --               --           --     (1.51)%
      Highest contract charge 0.60% Class A   $201.54           --               --           --     (2.10)%
      All contract charges                         --           31          $10,804        0.00%          --
2014  Lowest contract charge 0.00% Class A    $364.19           --               --           --       4.85%
      Highest contract charge 0.60% Class A   $205.87           --               --           --       4.22%
      All contract charges                         --           33          $11,863        0.00%          --
2013  Lowest contract charge 0.00% Class A    $347.33           --               --           --      40.15%
      Highest contract charge 0.60% Class A   $197.53           --               --           --      39.31%
      All contract charges                         --           36          $12,410        0.00%          --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $428.45           --               --           --      26.66%
      Highest contract charge 0.90% Class B   $239.36           --               --           --      25.52%
      All contract charges                         --           60          $16,955        0.00%          --
2016  Lowest contract charge 0.00% Class B    $338.26           --               --           --       6.78%
      Highest contract charge 0.90% Class B   $190.69           --               --           --       5.82%
      All contract charges                         --           88          $19,160        0.10%          --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $316.79           --               --           --     (1.52)%
      Highest contract charge 0.90% Class B   $180.20           --               --           --     (2.41)%
      All contract charges                         --           97          $19,711        0.00%          --
2014  Lowest contract charge 0.00% Class B    $321.69           --               --           --       4.86%
      Highest contract charge 0.90% Class B   $184.65           --               --           --       3.92%
      All contract charges                         --          103          $21,132        0.00%          --
2013  Lowest contract charge 0.00% Class B    $306.77           --               --           --      40.17%
      Highest contract charge 0.90% Class B   $177.69           --               --           --      38.91%
      All contract charges                         --          115          $22,530        0.00%          --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.00% Class A    $459.32           --               --           --       9.28%
      Highest contract charge 0.60% Class A   $277.00           --               --           --       8.63%
      All contract charges                         --           35          $10,131        0.76%          --
2016  Lowest contract charge 0.00% Class A    $420.32           --               --           --      19.09%
      Highest contract charge 0.60% Class A   $255.00           --               --           --      18.38%
      All contract charges                         --           39          $10,599        1.02%          --
2015  Lowest contract charge 0.00% Class A    $352.93           --               --           --     (5.54)%
      Highest contract charge 0.60% Class A   $215.41           --               --           --     (6.11)%
      All contract charges                         --           40          $ 9,746        0.68%          --
2014  Lowest contract charge 0.00% Class A    $373.64           --               --           --       5.34%
      Highest contract charge 0.60% Class A   $229.42           --               --           --       4.70%
      All contract charges                         --           43          $11,401        0.44%          --
2013  Lowest contract charge 0.00% Class A    $354.71           --               --           --      35.59%
      Highest contract charge 0.60% Class A   $219.12           --               --           --      34.78%
      All contract charges                         --           49          $12,048        0.35%          --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.00% Class B    $300.80           --               --           --       9.27%
      Highest contract charge 0.90% Class B   $260.30           --               --           --       8.29%
      All contract charges                         --          111          $30,843        0.76%          --
2016  Lowest contract charge 0.00% Class B    $275.28           --               --           --      19.08%
      Highest contract charge 0.90% Class B   $240.37           --               --           --      18.01%
      All contract charges                         --          144          $36,624        1.02%          --
2015  Lowest contract charge 0.00% Class B    $231.18           --               --           --     (5.55)%
      Highest contract charge 0.90% Class B   $203.69           --               --           --     (6.40)%
      All contract charges                         --          161          $34,517        0.68%          --
2014  Lowest contract charge 0.00% Class B    $244.76           --               --           --       5.34%
      Highest contract charge 0.90% Class B   $217.62           --               --           --       4.39%
      All contract charges                         --          171          $39,089        0.44%          --
2013  Lowest contract charge 0.00% Class B    $232.36           --               --           --      35.59%
      Highest contract charge 0.90% Class B   $208.47           --               --           --      34.38%
      All contract charges                         --          183          $39,817        0.35%          --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.00% Class A    $707.20           --               --           --      39.12%
      Highest contract charge 0.60% Class A   $359.27           --               --           --      38.29%
      All contract charges                         --           42          $22,064        0.00%          --
2016  Lowest contract charge 0.00% Class A    $508.34           --               --           --       8.95%
      Highest contract charge 0.60% Class A   $259.80           --               --           --       8.30%
      All contract charges                         --           43          $17,008        0.01%          --
2015  Lowest contract charge 0.00% Class A    $466.60           --               --           --       6.29%
      Highest contract charge 0.60% Class A   $239.90           --               --           --       5.65%
      All contract charges                         --           45          $16,131        0.00%          --
2014  Lowest contract charge 0.00% Class A    $438.98           --               --           --      13.55%
      Highest contract charge 0.60% Class A   $227.06           --               --           --      12.86%
      All contract charges                         --           46          $16,479        0.00%          --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2013  Lowest contract charge 0.00% Class A          $386.60           --                --          --       35.59%
      Highest contract charge 0.60% Class A         $201.18           --                --          --       34.78%
      All contract charges                               --           43          $ 15,169       0.00%           --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.00% Class B          $574.94           --                --          --       39.12%
      Highest contract charge 0.90% Class B         $306.69           --                --          --       37.88%
      All contract charges                               --          292          $105,528       0.00%           --
2016  Lowest contract charge 0.00% Class B          $413.27           --                --          --        8.94%
      Highest contract charge 0.90% Class B         $222.44           --                --          --        7.96%
      All contract charges                               --          284          $ 73,856       0.01%           --
2015  Lowest contract charge 0.00% Class B          $379.34           --                --          --        6.29%
      Highest contract charge 0.90% Class B         $206.03           --                --          --        5.34%
      All contract charges                               --          301          $ 71,400       0.00%           --
2014  Lowest contract charge 0.00% Class B          $356.88           --                --          --       13.55%
      Highest contract charge 0.90% Class B         $195.59           --                --          --       12.53%
      All contract charges                               --          331          $ 73,397       0.00%           --
2013  Lowest contract charge 0.00% Class B          $314.29           --                --          --       35.59%
      Highest contract charge 0.90% Class B         $173.81           --                --          --       34.37%
      All contract charges                               --          353          $ 69,150       0.00%           --
NATURAL RESOURCES PORTFOLIO
2017  Lowest contract charge 0.00% Class II         $ 61.23           --                --          --      (0.54)%
      Highest contract charge 0.00% Class II        $ 61.23           --                --          --      (0.54)%
      All contract charges                               --          118          $  4,277       0.00%           --
2016  Lowest contract charge 0.00% Class II         $ 61.56           --                --          --       24.82%
      Highest contract charge 0.00% Class II        $ 61.56           --                --          --       24.82%
      All contract charges                               --          102          $  3,924       0.00%           --
2015  Lowest contract charge 0.00% Class II         $ 49.32           --                --          --     (28.84)%
      Highest contract charge 0.00% Class II        $ 49.32           --                --          --     (28.84)%
      All contract charges                               --           86          $  2,626       0.00%           --
2014  Lowest contract charge 0.00% Class II         $ 69.31           --                --          --     (19.79)%
      Highest contract charge 0.00% Class II        $ 69.31           --                --          --     (19.79)%
      All contract charges                               --          141          $  7,525       0.00%           --
2013  Lowest contract charge 0.00% Class II         $ 86.41           --                --          --        9.75%
      Highest contract charge 0.00% Class II        $ 86.41           --                --          --        9.76%
      All contract charges                               --          123          $  9,220       0.00%           --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $ 72.91           --                --          --        2.06%
      Highest contract charge 0.90% Advisor Class   $ 68.01           --                --          --        1.13%
      All contract charges                               --          147          $ 10,603      10.89%           --
2016  Lowest contract charge 0.00% Advisor Class    $ 71.44           --                --          --       14.87%
      Highest contract charge 0.90% Advisor Class   $ 67.25           --                --          --       13.85%
      All contract charges                               --          136          $  9,580       1.02%           --
2015  Lowest contract charge 0.00% Advisor Class    $ 62.19           --                --          --     (25.66)%
      Highest contract charge 0.90% Advisor Class   $ 59.07           --                --          --     (26.34)%
      All contract charges                               --          132          $  8,067       4.22%           --
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --                --          --     (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --                --          --     (19.47)%
      All contract charges                               --          109          $  9,010       0.27%           --
2013  Lowest contract charge 0.00% Advisor Class    $102.96           --                --          --     (14.71)%
      Highest contract charge 0.90% Advisor Class   $ 99.58           --                --          --     (15.48)%
      All contract charges                               --           98          $ 10,045       1.64%           --
PIMCO REAL RETURN PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $125.92           --                --          --        3.55%
      Highest contract charge 0.90% Advisor Class   $117.46           --                --          --        2.62%
      All contract charges                               --          280          $ 24,362       2.26%           --

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
PIMCO REAL RETURN PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Advisor Class    $121.60           --               --           --        5.10%
      Highest contract charge 0.90% Advisor Class   $114.46           --               --           --        4.15%
      All contract charges                               --          260          $24,189        2.17%           --
2015  Lowest contract charge 0.00% Advisor Class    $115.70           --               --           --      (2.81)%
      Highest contract charge 0.90% Advisor Class   $109.90           --               --           --      (3.67)%
      All contract charges                               --          276          $23,346        3.85%           --
2014  Lowest contract charge 0.00% Advisor Class    $119.04           --               --           --        2.99%
      Highest contract charge 0.90% Advisor Class   $114.09           --               --           --        2.07%
      All contract charges                               --          281          $25,631        1.29%           --
2013  Lowest contract charge 0.00% Advisor Class    $115.58           --               --           --      (9.31)%
      Highest contract charge 0.90% Advisor Class   $111.78           --               --           --     (10.12)%
      All contract charges                               --          320          $29,938        1.51%           --
PIMCO TOTAL RETURN PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $130.56           --               --           --        4.82%
      Highest contract charge 0.90% Advisor Class   $121.79           --               --           --        3.87%
      All contract charges                               --          768          $64,558        1.92%           --
2016  Lowest contract charge 0.00% Advisor Class    $124.56           --               --           --        2.58%
      Highest contract charge 0.90% Advisor Class   $117.25           --               --           --        1.66%
      All contract charges                               --          770          $62,095        1.98%           --
2015  Lowest contract charge 0.00% Advisor Class    $121.43           --               --           --        0.36%
      Highest contract charge 0.90% Advisor Class   $115.34           --               --           --      (0.55)%
      All contract charges                               --          785          $63,420        4.92%           --
2014  Lowest contract charge 0.00% Advisor Class    $121.00           --               --           --        4.18%
      Highest contract charge 0.90% Advisor Class   $115.98           --               --           --        3.24%
      All contract charges                               --          811          $63,291        2.08%           --
2013  Lowest contract charge 0.00% Advisor Class    $116.15           --               --           --      (2.06)%
      Highest contract charge 0.90% Advisor Class   $112.34           --               --           --      (2.94)%
      All contract charges                               --          873          $66,772        2.11%           --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
2017  Lowest contract charge 0.00% Class II         $210.29           --               --           --       15.73%
      Highest contract charge 0.90% Class II        $196.17           --               --           --       14.69%
      All contract charges                               --           68          $13,994        1.51%           --
2016  Lowest contract charge 0.00% Class II         $181.71           --               --           --       18.86%
      Highest contract charge 0.90% Class II        $171.04           --               --           --       17.79%
      All contract charges                               --           71          $12,645        1.79%           --
2015  Lowest contract charge 0.00% Class II         $152.88           --               --           --      (7.11)%
      Highest contract charge 0.90% Class II        $145.21           --               --           --      (7.94)%
      All contract charges                               --          115          $17,055        1.59%           --
2014  Lowest contract charge 0.00% Class II         $164.58           --               --           --        7.11%
      Highest contract charge 0.90% Class II        $157.74           --               --           --        6.14%
      All contract charges                               --          127          $20,537        1.50%           --
2013  Lowest contract charge 0.00% Class II         $153.66           --               --           --       29.41%
      Highest contract charge 0.90% Class II        $148.62           --               --           --       28.24%
      All contract charges                               --          136          $20,548        1.35%           --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
2017  Lowest contract charge 0.00% Class II         $388.91           --               --           --       27.31%
      Highest contract charge 0.00% Class II        $388.91           --               --           --       27.31%
      All contract charges                               --          107          $ 6,154        0.00%           --
2016  Lowest contract charge 0.00% Class II         $305.49           --               --           --     (10.72)%
      Highest contract charge 0.00% Class II        $305.49           --               --           --     (10.72)%
      All contract charges                               --           98          $ 4,395        0.00%           --
2015  Lowest contract charge 0.00% Class II         $342.16           --               --           --       12.47%
      Highest contract charge 0.00% Class II        $342.16           --               --           --       12.47%
      All contract charges                               --           84          $ 5,986        0.00%           --

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                                                       ACCUMULATION
                                                                     UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                          ---------- ----------------- ------------ ------------- --------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II (CONTINUED)
2014       Lowest contract charge 0.00% Class II           $304.22           --               --           --      31.23%
           Highest contract charge 0.00% Class II          $304.22           --               --           --      31.23%
           All contract charges                                 --           66           $6,008        0.00%          --
2013       Lowest contract charge 0.00% Class II           $231.83           --               --           --      50.51%
           Highest contract charge 0.00% Class II          $231.83           --               --           --      50.51%
           All contract charges                                 --           49           $5,013        0.00%          --
TARGET 2015 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $157.65           --               --           --      11.30%
           Highest contract charge 0.00% Class B           $157.65           --               --           --      11.30%
           All contract charges                                 --           34           $1,892        1.51%          --
2016       Lowest contract charge 0.00% Class B            $141.64           --               --           --       5.63%
           Highest contract charge 0.00% Class B           $141.64           --               --           --       5.63%
           All contract charges                                 --           14           $  288        1.61%          --
2015       Lowest contract charge 0.00% Class B            $134.09           --               --           --     (1.91)%
           Highest contract charge 0.00% Class B           $134.09           --               --           --     (1.91)%
           All contract charges                                 --           12           $  223        2.33%          --
2014       Lowest contract charge 0.00% Class B            $136.70           --               --           --       2.96%
           Highest contract charge 0.00% Class B           $136.70           --               --           --       2.96%
           All contract charges                                 --            2           $   38        0.78%          --
2013       Lowest contract charge 0.00% Class B            $132.77           --               --           --      14.07%
           Highest contract charge 0.00% Class B           $132.77           --               --           --      14.07%
           All contract charges                                 --            2           $  118        0.59%          --
TARGET 2025 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $172.30           --               --           --      15.42%
           Highest contract charge 0.80% Class B           $114.28           --               --           --      14.50%
           All contract charges                                 --          119           $7,645        1.85%          --
2016       Lowest contract charge 0.00% Class B            $149.28           --               --           --       7.41%
           Highest contract charge 0.80% Class B(b)        $ 99.81           --               --           --       6.55%
           All contract charges                                 --           69           $2,092        1.65%          --
2015       Lowest contract charge 0.00% Class B            $138.98           --               --           --     (2.04)%
           Highest contract charge 0.60% Class B(b)        $ 93.80           --               --           --     (5.65)%
           All contract charges                                 --           49           $1,261        1.41%          --
2014       Lowest contract charge 0.00% Class B            $141.87           --               --           --       4.03%
           Highest contract charge 0.00% Class B           $141.87           --               --           --       4.03%
           All contract charges                                 --           46           $  915        1.55%          --
2013       Lowest contract charge 0.00% Class B            $136.37           --               --           --      19.10%
           Highest contract charge 0.00% Class B           $136.37           --               --           --      19.10%
           All contract charges                                 --           27           $  506        1.01%          --
TARGET 2035 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $180.49           --               --           --      17.77%
           Highest contract charge 0.60% Class B           $117.49           --               --           --      17.06%
           All contract charges                                 --           52           $3,313        1.79%          --
2016       Lowest contract charge 0.00% Class B            $153.26           --               --           --       8.03%
           Highest contract charge 0.60% Class B           $100.37           --               --           --       7.38%
           All contract charges                                 --           30           $1,344        1.57%          --
2015       Lowest contract charge 0.00% Class B            $141.87           --               --           --     (2.03)%
           Highest contract charge 0.60% Class B(b)        $ 93.47           --               --           --     (5.98)%
           All contract charges                                 --           24           $  864        1.43%          --
2014       Lowest contract charge 0.00% Class B            $144.81           --               --           --       4.49%
           Highest contract charge 0.00% Class B           $144.81           --               --           --       4.49%
           All contract charges                                 --           18           $  934        1.40%          --
2013       Lowest contract charge 0.00% Class B            $138.59           --               --           --      22.25%
           Highest contract charge 0.00% Class B           $138.59           --               --           --      22.25%
           All contract charges                                 --           12           $  760        2.05%          --

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
TARGET 2045 ALLOCATION
2017  Lowest contract charge 0.00% Class B       $185.61           --               --           --       19.69%
      Highest contract charge 0.60% Class B      $119.45           --               --           --       18.97%
      All contract charges                            --           28          $ 1,776        1.71%           --
2016  Lowest contract charge 0.00% Class B       $155.07           --               --           --        8.69%
      Highest contract charge 0.60% Class B      $100.40           --               --           --        8.04%
      All contract charges                            --           15          $   753        1.65%           --
2015  Lowest contract charge 0.00% Class B       $142.67           --               --           --      (2.23)%
      Highest contract charge 0.60% Class B(b)   $ 92.93           --               --           --      (6.52)%
      All contract charges                            --           16          $   571        1.91%           --
2014  Lowest contract charge 0.00% Class B       $145.92           --               --           --        4.77%
      Highest contract charge 0.00% Class B      $145.92           --               --           --        4.77%
      All contract charges                            --            9          $   259        1.38%           --
2013  Lowest contract charge 0.00% Class B       $139.27           --               --           --       25.22%
      Highest contract charge 0.00% Class B      $139.27           --               --           --       25.22%
      All contract charges                            --            7          $   209        1.29%           --
TARGET 2055 ALLOCATION
2017  Lowest contract charge 0.00% Class B       $125.09           --               --           --       21.79%
      Highest contract charge 0.60% Class B      $123.10           --               --           --       21.07%
      All contract charges                            --            8          $   606        1.71%           --
2016  Lowest contract charge 0.00% Class B       $102.71           --               --           --        9.51%
      Highest contract charge 0.60% Class B(b)   $101.68           --               --           --        8.85%
      All contract charges                            --            2          $   264        1.83%           --
2015  Lowest contract charge 0.00% Class B(b)    $ 93.79           --               --           --      (6.70)%
      Highest contract charge 0.00% Class B(b)   $ 93.79           --               --           --      (6.70)%
      All contract charges                            --           --          $    46        3.95%           --
TEMPLETON DEVELOPING MARKETS VIP FUND
2017  Lowest contract charge 0.00% Class 2       $130.20           --               --           --       40.41%
      Highest contract charge 0.90% Class 2      $121.46           --               --           --       39.16%
      All contract charges                            --          137          $17,444        0.96%           --
2016  Lowest contract charge 0.00% Class 2       $ 92.73           --               --           --       17.44%
      Highest contract charge 0.90% Class 2      $ 87.28           --               --           --       16.39%
      All contract charges                            --          104          $ 9,563        0.81%           --
2015  Lowest contract charge 0.00% Class 2       $ 78.96           --               --           --     (19.60)%
      Highest contract charge 0.90% Class 2      $ 74.99           --               --           --     (20.33)%
      All contract charges                            --          101          $ 7,804        1.97%           --
2014  Lowest contract charge 0.00% Class 2       $ 98.21           --               --           --      (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13           --               --           --      (9.21)%
      All contract charges                            --           99          $ 9,492        1.48%           --
2013  Lowest contract charge 0.00% Class 2       $107.20           --               --           --      (0.92)%
      Highest contract charge 0.90% Class 2      $103.68           --               --           --      (1.82)%
      All contract charges                            --           92          $ 9,698        1.95%           --
TEMPLETON GLOBAL BOND VIP FUND
2017  Lowest contract charge 0.00% Class 2       $124.64           --               --           --        1.92%
      Highest contract charge 0.90% Class 2      $116.28           --               --           --        1.02%
      All contract charges                            --          586          $45,630        0.00%           --
2016  Lowest contract charge 0.00% Class 2       $122.29           --               --           --        2.94%
      Highest contract charge 0.90% Class 2      $115.11           --               --           --        2.01%
      All contract charges                            --          529          $41,472        0.00%           --
2015  Lowest contract charge 0.00% Class 2       $118.80           --               --           --      (4.30)%
      Highest contract charge 0.90% Class 2      $112.84           --               --           --      (5.17)%
      All contract charges                            --          529          $42,461        7.79%           --
2014  Lowest contract charge 0.00% Class 2       $124.14           --               --           --        1.83%
      Highest contract charge 0.90% Class 2      $118.99           --               --           --        0.92%
      All contract charges                            --          515          $47,540        5.01%           --

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                                                       ACCUMULATION
                                                                     UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                          ---------- ----------------- ------------ ------------- --------
TEMPLETON GLOBAL BOND VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2                 $121.91           --               --           --        1.63%
      Highest contract charge 0.90% Class 2                $117.90           --               --           --        0.71%
      All contract charges                                      --          531          $54,314        5.00%           --
TEMPLETON GROWTH VIP FUND
2017  Lowest contract charge 0.00% Class 2                 $181.56           --               --           --       18.50%
      Highest contract charge 0.90% Class 2                $169.37           --               --           --       17.44%
      All contract charges                                      --           30          $ 5,260        1.60%           --
2016  Lowest contract charge 0.00% Class 2                 $153.21           --               --           --        9.62%
      Highest contract charge 0.90% Class 2                $144.22           --               --           --        8.64%
      All contract charges                                      --           31          $ 4,575        2.03%           --
2015  Lowest contract charge 0.00% Class 2                 $139.77           --               --           --      (6.48)%
      Highest contract charge 0.90% Class 2                $132.75           --               --           --      (7.33)%
      All contract charges                                      --           33          $ 4,511        2.55%           --
2014  Lowest contract charge 0.00% Class 2                 $149.46           --               --           --      (2.82)%
      Highest contract charge 0.90% Class 2                $143.25           --               --           --      (3.69)%
      All contract charges                                      --           36          $ 5,379        1.34%           --
2013  Lowest contract charge 0.00% Class 2                 $153.79           --               --           --       30.82%
      Highest contract charge 0.90% Class 2                $148.74           --               --           --       29.64%
      All contract charges                                      --           29          $ 4,333        2.50%           --
VANECK VIP GLOBAL HARD ASSETS FUND
2017  Lowest contract charge 0.00% Class S Shares          $ 83.53           --               --           --      (1.97)%
      Highest contract charge 0.90% Class S Shares         $ 77.92           --               --           --      (2.86)%
      All contract charges                                      --          151          $12,427        0.00%           --
2016  Lowest contract charge 0.00% Class S Shares          $ 85.21           --               --           --       43.40%
      Highest contract charge 0.90% Class S Shares         $ 80.21           --               --           --       42.14%
      All contract charges                                      --          155          $12,986        0.38%           --
2015  Lowest contract charge 0.00% Class S Shares          $ 59.42           --               --           --     (33.62)%
      Highest contract charge 0.90% Class S Shares         $ 56.43           --               --           --     (34.23)%
      All contract charges                                      --          147          $ 8,559        0.03%           --
2014  Lowest contract charge 0.00% Class S Shares          $ 89.52           --               --           --     (19.34)%
      Highest contract charge 0.90% Class S Shares         $ 85.80           --               --           --     (20.07)%
      All contract charges                                      --          127          $11,178        0.00%           --
2013  Lowest contract charge 0.00% Class S Shares          $110.99           --               --           --       10.30%
      Highest contract charge 0.90% Class S Shares         $107.34           --               --           --        9.30%
      All contract charges                                      --          115          $12,630        0.51%           --
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
2017  Lowest contract charge 0.60% Investor Share Class    $285.63           --               --           --       20.93%
      Highest contract charge 0.60% Investor Share Class   $285.63           --               --           --       20.93%
      All contract charges                                      --           31          $ 8,898        1.78%           --
2016  Lowest contract charge 0.60% Investor Share Class    $236.19           --               --           --       11.14%
      Highest contract charge 0.60% Investor Share Class   $236.19           --               --           --       11.14%
      All contract charges                                      --           31          $ 7,243        2.38%           --
2015  Lowest contract charge 0.60% Investor Share Class    $212.51           --               --           --        0.66%
      Highest contract charge 0.60% Investor Share Class   $212.51           --               --           --        0.66%
      All contract charges                                      --           37          $ 7,894        1.66%           --
2014  Lowest contract charge 0.60% Investor Share Class    $211.12           --               --           --       12.83%
      Highest contract charge 0.60% Investor Share Class   $211.12           --               --           --       12.83%
      All contract charges                                      --           36          $ 7,580        1.67%           --
2013  Lowest contract charge 0.60% Investor Share Class    $187.12           --               --           --       31.39%
      Highest contract charge 0.60% Investor Share Class   $187.12           --               --           --       31.39%
      All contract charges                                      --           34          $ 6,456        4.22%           --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)Units were made available on May 26, 2015.
  (c)Units were made available on March 27, 2015.
  (d)Units were made available on May 20, 2016.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial Highlights (Concluded)

  (e)Units were made available on May 19, 2017.
  (f)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-160

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.

Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.


-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Thomas Buberl                          Mr. Buberl has been a director of AXA
AXA                                    Equitable since May 2016. Mr. Buberl
25, Avenue Matignon                    has served as Chief Executive Officer
75008 Paris, France                    of AXA since September 2016. From March
                                       2016 to August 2016, Mr. Buberl served
                                       as Deputy Chief Executive Officer of
                                       AXA. Prior thereto, Mr. Buberl served
                                       as Chief Executive Officer of AXA
                                       Konzern AG (May 2012 to March 2016),
                                       Chief Executive Officer for the global
                                       business line for the Health Business
                                       (March 2015 to March 2016) and Chief
                                       Executive Officer for the global
                                       business line for the Life and Savings
                                       Business (January 2016 to March 2016).
                                       From November 2008 to April 2012,
                                       Mr. Buberl served as Chief Executive
                                       Officer for Switzerland of Zurich
                                       Financial Services ("Zurich"). Prior to
                                       joining Zurich, Mr. Buberl held various
                                       management positions with Boston
                                       Consulting Group (February 2000 to
                                       October 2005) and Winterthur Group
                                       (November 2005 to October 2008).
                                       Mr. Buberl is also a director of AXA
                                       Financial and MONY America since May
                                       2016 and various other subsidiaries and
                                       affiliates of the AXA Group. He has
                                       been Chairman of the Board of Directors
                                       of AXA Financial, Inc. since February
                                       2017. Since November 2017, Mr. Buberl
                                       has served as Director and Chairman of
                                       the Board of AXA Equitable Holdings,
                                       Inc.
-------------------------------------------------------------------------------

George Stansfield                      Mr. Stansfield has been a Director of
AXA                                    AXA Equitable Life Insurance Company
25, Avenue Matignon                    and since May 2017. Mr. Stansfield has
75008 Paris, France                    served as Deputy Chief Executive
                                       Officer (since November 2017), Group
                                       General Secretary of AXA in charge of
                                       Human Resources, Public Affairs, Legal,
                                       Compliance, GIE AXA, Corporate Social
                                       Responsibility, the AXA Research Fund
                                       and AXA Liabilities Managers (since
                                       July 2016). Prior thereto,
                                       Mr. Stansfield served as a corporate
                                       attorney in the Legal Department
                                       specializing in merger and acquisition
                                       transactions involving financial
                                       institutions, securities law and
                                       general corporate matters of AXA
                                       Equitable Life Insurance Company based
                                       in New York (from 1985 to 1996).
                                       Mr. Stansfield served in AXA's Group
                                       Legal Department in Paris in 1996.
                                       Mr. Stansfield served as Head of Group
                                       Human Resources since 2010 and Group
                                       General Counsel since 2004.
                                       Mr. Stansfield has serves as a member
                                       of AXA Group's Management Committee
                                       since July 2016. Mr. Stansfield has
                                       served as Chairman of the Supervisory
                                       Board of GIE AXA, AXA Liabilities
                                       Managers and Kamet and a Director or
                                       Member of the Management Committee of
                                       AXA Life Insurance Co., Ltd. (Japan)
                                       and AXA ASIA. Mr. Stansfield serves as
                                       a permanent repesentative of AXA to the
                                       board of AXA Millesimes Finance,
                                       Chateau Petit Village, Chateau Pichon
                                       Longueville, SCI de L'Arlot and Societe
                                       Belle Helene. Mr. Stansfield also
                                       serves as Chairman of the Management
                                       Committee of AXA Strategic Ventures,
                                       and is a Trustee of American Library of
                                       Paris. Mr. Stansfield is also a
                                       director of AXA Financial and MONY
                                       America since May 2017. He also serves
                                       as Director of AXA Equitable Holdings,
                                       Inc. since November 2017)
-------------------------------------------------------------------------------

Ramon de Oliveira                      Director of AXA Financial, AXA
Investment Audit Practice, LLC         Equitable and MONY America since May
70 South Fifth Street                  2011. Director of MONY Life (May 2011
Park Ridge, NJ 07656                   to September 2013). Since April 2010,
                                       Mr. de Oliveira has been a member of
                                       AXA's Board of Directors, where he
                                       serves on the Finance Committee (Chair)
                                       and Audit Committee, and from April
                                       2009 to April 2010, he was a member
                                       AXA's Supervisory Board. He is
                                       currently the Managing Director of the
                                       consulting firm Investment Audit
                                       Practice, LLC, based in New York.
                                       Director and member of Executive
                                       Committee, AllianceBernstein
                                       Corporation (since May 2017). From 2002
                                       and 2006, Mr. de Oliveira was Adjunct
                                       Professor of Finance at Columbia
                                       University. Prior thereto, starting in
                                       1977, he spent 24 years at JP Morgan &
                                       Co. where he was Chairman and Chief
                                       Executive Officer of JP Morgan
                                       Investment Management and was also a
                                       member of the firm's Management
                                       Committee since its inception in 1995.
                                       Upon the merger with Chase Manhattan
                                       Bank in 2001, Mr. de Oliveira was the
                                       only executive from JP Morgan & Co.
                                       asked to join the Executive Committee
                                       of the new firm with operating
                                       responsibilities. Mr. de Oliveira is
                                       currently the Chairman of the
                                       Investment Committee of Fonds de
                                       Dotation du Louvre (since 2009) and
                                       JACCAR Holdings SA (2011). Previously,
                                       he served as a Director of JP Morgan
                                       Suisse, American Century Company, Inc.,
                                       SunGard Data Systems, The Hartford
                                       Insurance Company, Tattinger-Kobrand
                                       USA, Quilvest SA and L'Atelier. Mr. de
                                       Oliveira also formerly served as a
                                       Trustee and Chairman of the Investment
                                       Committee of The Kauffman Foundation, a
                                       Member of the Investment Committee of
                                       The Red Cross and the Chairman of the
                                       Board of Friends of Education.
-------------------------------------------------------------------------------

                                  APPENDIX A

DIRECTORS AND PRINCIPAL OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Daniel G. Kaye                         Mr. Kaye has been a Director of AXA
767 Quail Run                          Equitable since September 2015. From
Inverness, IL 60067                    January 2013 to May 2014, Mr. Kaye
                                       served as Interim Chief Financial
                                       Officer and Treasurer of HealthEast
                                       Care System ("HealthEast"). Prior to
                                       joining HealthEast, Mr. Kaye spent 35
                                       years with Ernst & Young LLP
                                       ("Ernst & Young") from which he retired
                                       in 2012. Throughout his time at Ernst &
                                       Young, where he was an audit partner
                                       for 25 years, Mr. Kaye enjoyed a track
                                       record of increasing leadership and
                                       responsibilities, including serving as
                                       the New England Managing Partner and
                                       the Midwest Managing Partner of
                                       Assurance. Mr. Kaye is a member of the
                                       Board of Directors of Ferrellgas
                                       Partners L.P. ("Ferrellgas"), where he
                                       serves on the Audit Committee and
                                       Corporate Governance and Nominating
                                       Committee (Chair). Mr. Kaye is a
                                       Certified Public Accountant and
                                       National Association of Corporate
                                       Directors (NACD) Board Leadership
                                       Fellow. Mr. Kaye is also a director of
                                       AXA Financial and MLOA since September
                                       2015. Director, Chair of Audit
                                       Committee and member of Compensation
                                       Committee, AllianceBernstein
                                       Corporation (since May 2017).
-------------------------------------------------------------------------------

Kristi A. Matus                        Ms. Matus has been a Director of AXA
380 Beacon St., #2                     Equitable since September 2015.
Boston, MA 02116                       Ms. Matus formerly served as Executive
                                       Vice President and Chief Financial &
                                       Administrative Officer of athenahealth,
                                       Inc. ("athenahealth") from July 2014 to
                                       May 2016. Prior to joining
                                       athenahealth, Ms. Matus served as
                                       Executive Vice President and Head of
                                       Government Services of Aetna, Inc.
                                       ("Aetna") from February 2012 to July
                                       2013. Prior to Aetna, she held several
                                       senior leadership roles at United
                                       Services Automobile Association
                                       ("USAA"), including Executive Vice
                                       President and Chief Financial Officer
                                       from 2008 to 2012. She began her career
                                       at the Aid Association for Lutherans,
                                       where she held various financial and
                                       operational roles for over a decade.
                                       Ms. Matus is also a director of AXA
                                       Financial and MLOA since September 2015.
-------------------------------------------------------------------------------

Chard C. Vaughan                       Director of AXA Financial, AXA
764 Lynnmore Lane                      Equitable and MONY America since May
Naples, FL 34108                       2010. Director of MONY Life (May 2010
                                       to September 2013). Executive Vice
                                       President and Chief Financial Officer
                                       of Lincoln Financial Group (1995 to May
                                       2005); prior thereto, Chief Financial
                                       Officer (June 1992 to 1995); Senior
                                       Vice President and Chief Financial
                                       Officer of Employee Benefits Division
                                       (July 1990 to 1995). Member of the
                                       Board of Directors of MBIA, Inc,
                                       serving on the Audit Committee, the
                                       Executive Committee and the Finance and
                                       Risk Committee (Chair).
-------------------------------------------------------------------------------

Barbara Fallon-Walsh                   Director of AXA Financial, AXA
1670 Stephens Drive                    Equitable and MONY America since May
Wayne, PA 19087                        2012. Director of MONY Life (May 2012
                                       to September 2013). Director, Audit
                                       Committee member and Chair of both
                                       Compensation Committee and Corporate
                                       Governance Committee, AllianceBernstein
                                       Corporation (since May 2017).
                                       Ms. Fallon-Walsh was with The Vanguard
                                       Group, Inc. ("Vanguard") from 1995
                                       until her retirement in 2012, where she
                                       held several executive positions,
                                       including Head of Institutional
                                       Retirement Plan Services from 2006
                                       through 2011. Ms. Fallon-Walsh started
                                       her career at Security Pacific
                                       Corporation in 1979 and held a number
                                       of senior and executive positions with
                                       the company, which merged with Bank of
                                       America in 1992. From 1992 until
                                       joining Vanguard in 1995,
                                       Ms. Fallon-Walsh served as Executive
                                       Vice President, Bay Area Region and Los
                                       Angeles Gold Coast Region for Bank of
                                       America. Ms. Fallon-Walsh is currently
                                       a member of the Board of Directors of
                                       AXA Investment Managers S.A. ("AXA
                                       IM"), where she serves on the Audit and
                                       Risk Committee and the Remuneration
                                       Committee, and of AXA Rosenberg Group
                                       LLC. Ms. Fallon-Walsh has been a member
                                       of the Main Line Chamber of Commerce
                                       Board of Directors and Executive
                                       Committee, the Business and Advisory
                                       Council for Widener University and
                                       served on the Board of Trustees and
                                       Executive Committee of the Employee
                                       Benefit Research Institute in
                                       Washington, DC.
-------------------------------------------------------------------------------

Bertram L. Scott                       Director of AXA Financial, AXA
Novant Health, Inc.                    Equitable and MONY America since May
108 Providence Road                    2012. Director of MONY Life (May 2012
Charlotte, NC 28207                    to September 2013). Mr. Scott is Senior
                                       Vice President of population health
                                       management of Novant Health, Inc. since
                                       February 2015. From November 2012 to
                                       December 2014, he served as President
                                       and Chief Executive Officer of Affinity
                                       Health Plan. Prior to joining Affinity,
                                       Mr. Scott served as President, U.S.
                                       Commercial of CIGNA Corporation from
                                       June 2010 to December 2011, with
                                       executive responsibilities for U.S.
                                       products, marketing, national accounts,
                                       underwriting and for regional,
                                       individual, select and senior segments.
                                       Prior to joining CIGNA, Mr. Scott
                                       served as Executive Vice President and
                                       Chief Institutional Development & Sales
                                       Officer at TIAA-CREF, a leading
                                       provider of retirement services in the
                                       academic, research, medical and
                                       cultural fields. Mr. Scott is a member
                                       of the Board of Directors of Becton,
                                       Dickinson and Company, where he serves
                                       on the Audit Committee (Chair) as
                                       Chairman and Compensation and Benefits
                                       Committee. He is a Director of Lowe's
                                       Companies, Inc., where he serves on the
                                       Audit Committee and Governance
                                       Committee (since November 2015).
-------------------------------------------------------------------------------

                                  APPENDIX A

DIRECTORS AND PRINCIPAL OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Charles G.T. Stonehill                 Mr. Stonehill has been a Director of
Founding Partner                       AXA Equitable Life Insurance Company
Green & Blue Advisors                  since November 2017. He is currently
285 Central Park West                  the Founding Partner of Green & Blue
New York, NY 10024                     Advisors LLC, based in New York.
                                       Mr. Stonehill serves as non-executive
                                       Vice Chairman of the Board of Directors
                                       of Julius Baer Group Ltd. and as a
                                       Member of the Board of Directors of
                                       CommonBond LLC in New York and of
                                       PlayMagnus A/S in Oslo (the company
                                       which represents the World Chess
                                       champion Magnus Carlsen's online,
                                       digital and business interests).
                                       Mr. Stonehill has over 30 years'
                                       experience in energy markets,
                                       investment banking and capital markets,
                                       including key positions at Lazard
                                       Freres & Co. LLC, Credit Suisse First
                                       Boston and Morgan Stanley & Co.
                                       Mr. Stonehill currently serves as a
                                       non-executive Director of CommonBond
                                       LLC, a marketplace lender originating
                                       student loans. Mr. Stonehill has been a
                                       Director of Bank Julius Baer & Co. Ltd.
                                       since 2006. Mr. Stonehill has
                                       represented as a Board Member many
                                       financial services companies, including
                                       as an independent Director of GAM
                                       Holding AG, the LCH Group Ltd. (LCH
                                       Clearnet), and of Lazard & Co.,
                                       Limited, among other companies.
                                       Mr. Stonehill serves as Governor of the
                                       Harrow School in the United Kingdom and
                                       a trustee of the Georg Solti Accademia.
                                       Mr. Stonehill is also a director of AXA
                                       Financial and MONY America since
                                       November 2017.
-------------------------------------------------------------------------------
OFFICERS -- DIRECTORS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Mark Pearson                           Director (since January 2011),
                                       President and Chief Executive Officer
                                       (since February 2011), AXA Financial.
                                       Chairman of the Board and Chief
                                       Executive Officer (since February 2011)
                                       and Director (since January 2011), AXA
                                       Equitable, AXA Equitable Financial
                                       Services, LLC and MONY America.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer of MONY Life
                                       (February 2011 to September 2013).
                                       Member of AXA's Management and
                                       Executive Committees (since 2008).
                                       Director (since January 2011),
                                       President (since February 2011) and
                                       Chief Executive Officer (since November
                                       2017), AXA Equitable Holdings, Inc.
                                       (formerly known as AXA America
                                       Holdings, Inc.) (since January 2011).
                                       Director, AllianceBernstein Corporation
                                       (since February 2011).
-------------------------------------------------------------------------------
OTHER OFFICERS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Marine de Boucaud                      Marine de Boucaud is Senior Executive
                                       Director and Chief Human Resources
                                       Officer for AXA Equitable Life
                                       Insurance Company and a member of the
                                       company's Executive Committee. She is
                                       also Senior Executive Vice President
                                       and Chief Human Resources Officer of
                                       MONY America.

                                       Ms. de Boucaud has over 20 years of
                                       experience as a Human Resources
                                       professional. Prior to her role as
                                       Chief Human Resources officer, Ms. de
                                       Boucaud held a similar role as Human
                                       Resources Director of AXA France,
                                       beginning in 2012, where she was the
                                       first woman to serve on AXA France's
                                       Executive Committee. She began her AXA
                                       career in 2010 as head of Talent
                                       Management.

                                       Among her many accomplishments, Marine
                                       contributed to the digital
                                       transformation initiated by AXA
                                       France's CEO and launched the first
                                       Employee Resource Group (ERG) for women
                                       across multiple AXA entities in France.
                                       She believes in shifting from classic
                                       training techniques to digital ones,
                                       including the use of "gamification,"
                                       which enables faster and more
                                       interactive ways of learning. She
                                       piloted the practice of feedback to
                                       drive culture change and development,
                                       and she was among the pioneers behind
                                       the popular Do You Speak Digital
                                       platform.

                                       Ms. de Boucaud began her career in
                                       finance at BNP Paribas (Banexi) in
                                       Frankfurt, Germany, as a Mergers and
                                       Acquisitions Analyst. In 1993, she
                                       joined Jouve & Associes, a Paris-based
                                       international boutique search firm
                                       before joining Korn/Ferry
                                       International, where she spent over 10
                                       years between New York and Paris as a
                                       Partner in the Technology and Life
                                       Sciences Practices. She later held a
                                       position with leading executive search
                                       firm Spencer Stuart.
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Brian Winikoff                         Brian Winikoff is Senior Executive Vice
                                       President and Head of U.S. Life,
                                       Retirement and Wealth Management for
                                       AXA Financial, Inc. and MONY America
                                       since September 2016. He is also Senior
                                       Executive Director and Head of U.S.
                                       Life, Retirement, Wealth Management for
                                       AXA Equitable and AXA Equitable
                                       Financial Services, LLC since September
                                       2016 and a member of the company's
                                       Executive Committee. He is Director,
                                       Chairman of the Board, Chief Executive
                                       Officer and Chief Retirement Savings
                                       Officer for AXA Distributors, LLC since
                                       July 2016; Director for both AXA
                                       Advisors, LLC and AXA Distribution
                                       Holding Corporation since July 2016;
                                       Director and Member of Audit Committee
                                       for both AXA Equitable Life and Annuity
                                       Company and U.S. Financial Life
                                       Insurance Company since July 2016.

                                       Prior to joining AXA in 2016,
                                       Mr. Winikoff served as President and
                                       CEO of Crump Life Insurance Services,
                                       the leading independent distributor of
                                       life insurance and related products in
                                       the United States. Previously, he
                                       served as Chief Financial Officer of
                                       Crump Group, Inc., which held three
                                       businesses: Crump Life Insurance
                                       Services, Crump Property and Casualty
                                       Insurance Services (a leading P&C
                                       wholesale broker) and Ascensus (a
                                       leading retirement plan administrator).
                                       Brian joined Crump's predecessor in
                                       2002 as the head of the investor
                                       relations, financial planning, and
                                       strategic initiatives groups.

                                       Prior to joining Crump, Mr. Winikoff
                                       served in a variety of senior
                                       management positons at Hughes
                                       Electronics and Loudcloud, Inc., after
                                       beginning his career as an investment
                                       banker with Salomon Brothers, Inc.
-------------------------------------------------------------------------------

Andrea M. Nitzan                       Executive Director, Chief Accounting
                                       Officer (since December 2012) and
                                       Controller (since November 2014), AXA
                                       Equitable Financial Services, LLC and
                                       AXA Equitable; prior thereto, Senior
                                       Vice President (May 2008 to December
                                       2012); Assistant Vice President and
                                       Chief of Staff (1996 to May 2008).
                                       Executive Vice President, Chief
                                       Accounting Officer and Controller
                                       (since November 2014), AXA Financial
                                       and MONY America (since September
                                       2011). Executive Vice President, Chief
                                       Accounting Officer and Controller
                                       (since November 2017), AXA Equitable
                                       Holdings, Inc. (formerly known as AXA
                                       America Holdings, Inc.) Executive Vice
                                       President, Chief Accounting Officer and
                                       Controller (since January 2018), EQ AZ
                                       Life Re Company. Executive Vice
                                       President and Chief Accounting Officer,
                                       MONY Life (September 2011 to September
                                       2013).
-------------------------------------------------------------------------------

Dave S. Hattem                         Senior Executive Director, Secretary
                                       (since March 2018) and General Counsel
                                       (December 2012 to present); prior
                                       thereto, Senior Vice President
                                       (September 1999 to December 2012) and
                                       General Counsel (February 2010 to
                                       present) of AXA Equitable and AXA
                                       Equitable Financial Services, LLC;
                                       prior thereto, Senior Vice President
                                       (September 1999 to present) and Deputy
                                       General Counsel (May 2004 to February
                                       2010), Associate General Counsel
                                       (September 1999 to May 2004). Senior
                                       Executive Vice President (since May
                                       2013), Secretary (since March 2018) &
                                       General Counsel (since May 2010), AXA
                                       Financial, Inc.; prior thereto,
                                       Executive Vice President May 2012 to
                                       May 2013) and General Counsel (since
                                       May 2010); Senior Vice President
                                       (September 2008 to May 2012) and
                                       General Counsel (May 2010 to present);
                                       Senior Vice President and Deputy
                                       General Counsel (September 2008 to May
                                       2010). Senior Executive Director (since
                                       December 2012) and General Counsel
                                       (since February 2010), MONY America;
                                       prior thereto, Executive Vice President
                                       (May 2012 to December 2012) and General
                                       Counsel (since February 2010).
                                       Executive Senior Vice President and
                                       Deputy General Counsel of MONY Life
                                       (December 2012 to September 2013; held
                                       previous positions). Executive Vice
                                       President (since July 2012) and General
                                       Counsel (since December 2010), AXA
                                       Equitable Life and Annuity Company.
                                       Executive Vice President (since June
                                       2012) and General Counsel (since
                                       December 2010), MONY Financial
                                       Services, Inc. Senior Executive Vice
                                       President and General Counsel (since
                                       November 2017), AXA Equitable Holdings,
                                       Inc. Chair of Directors of Life
                                       Insurance Council of New York, Inc.
-------------------------------------------------------------------------------

Jeffrey J. Hurd                        Senior Executive Director and Chief
                                       Operating Officer (since January 2018),
                                       AXA Equitable Financial Services, LLC
                                       and AXA Equitable. Senior Executive
                                       Vice President and Chief Operating
                                       Officer, AXA Financial, Inc., MONY
                                       America and AXA Equitable Holdings,
                                       Inc. (since January 2018). Executive
                                       Vice President and Chief Operating
                                       Officer (2016 to September 2017),
                                       American International Group (AIG);
                                       prior thereto, Executive Vice President
                                       and Chief Human Resources Officer
                                       (January 2010 -- 2016); Senior Vice
                                       President, Chief Administration Officer
                                       (April 2009 -- January 2010; Senior
                                       Vice President, Head of Asset
                                       Management Restructuring (January 2009
                                       -- January 2010).
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Anthony F. Recine                      Senior Vice President and Auditor
                                       (since September 2016); prior thereto,
                                       Senior Vice President, Chief Compliance
                                       Officer (February 2005 to September
                                       2016) and Deputy General Counsel
                                       (February 2010 to September 2016) of
                                       MONY America. Managing Director and
                                       Chief Auditor (since September 2016);
                                       prior thereto, Managing Director, Chief
                                       Compliance Officer and Deputy General
                                       Counsel (December 2012 to September
                                       2016), AXA Equitable and AXA Equitable
                                       Financial Services, LLC; prior thereto,
                                       Senior Vice President (February 2005 to
                                       September 2016). Chief Compliance
                                       Officer (February 2005 to September
                                       2016) and Deputy General Counsel
                                       (February 2010 to September 2016);
                                       prior thereto, Senior Vice President,
                                       Chief Compliance Officer and Associate
                                       General Counsel (February 2005 to
                                       February 2010). Senior Vice President,
                                       Chief Compliance Officer and Deputy
                                       General Counsel, AXA Financial (since
                                       May 2010). Vice President, Deputy
                                       General Counsel and Chief Litigation
                                       Counsel (2000 to February 2005) of The
                                       MONY Group, Inc.; prior thereto, Vice
                                       President and Chief Litigation Counsel
                                       (1990 to 2000). Senior Vice President,
                                       Chief Compliance Officer (February 2005
                                       to September 2013) and Deputy General
                                       Counsel (February 2010 to September
                                       2013) of MONY Life.
-------------------------------------------------------------------------------

Anders B. Malmstrom                    Senior Executive Vice President and
                                       Chief Financial Officer (since June
                                       2012), AXA Financial, Inc. and MONY
                                       America. Senior Executive Director and
                                       Chief Financial Officer, AXA Equitable
                                       (since December 2012); prior thereto,
                                       Senior Executive Vice President and
                                       Chief Financial Officer (June 2012 to
                                       December 2012). Director (since July
                                       2012), Senior Executive Director and
                                       Chief Financial Officer (since June
                                       2012), AXA Equitable Financial
                                       Services, LLC. Director (since
                                       July 2012), 1740 Advisers, Inc.
                                       Director, Chairman of the Board,
                                       President and Chief Executive Officer
                                       (since July 2012), ACMC, LLC. Director
                                       (July 2012), AXA Advisors, LLC. Senior
                                       Executive Vice President (since July
                                       2012) and Chief Financial Officer
                                       (since November 2017), AXA Equitable
                                       Holdings, Inc. (formerly known as AXA
                                       America Holdings, Inc.). Director and
                                       Chairman of the Board; Member of the
                                       Audit Committee (since July 2012), AXA
                                       Corporate Solutions Life Reinsurance
                                       Company. Director, AllianceBernstein
                                       Corporation (since May 2017). Director,
                                       Chairman of the Board and Chief
                                       Executive Officer (since July 2012),
                                       AXA Distribution Holding Corporation.
                                       Director (since July 2012) and Chairman
                                       of the Board (since August 2012);
                                       Member of the Audit Committee
                                       (Chairman) (since July), AXA Equitable
                                       Life and Annuity Company. Director and
                                       Chairman of the Board (since July
                                       2012), AXA RE Arizona Company. Director
                                       and Chairman of the Board (since
                                       January 2018), EQ AZ Life Re Company.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer (since July
                                       2012), Financial Marketing Agency, Inc.
                                       Director (since July 2012), Chairman of
                                       the Board, President and Chief
                                       Executive Officer (since August 2012),
                                       MONY Financial Services, Inc. Director
                                       (since July 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director (since July 2012), MONY
                                       International Holdings, LLC. Director
                                       (since December 2013), 1740 Advisors,
                                       Inc. Director (since September 2012),
                                       MONY Life Insurance Company of the
                                       Americas, Ltd. Director and Chairman of
                                       the Board; Member of the Audit
                                       Committee (Chairman) (since July 2012),
                                       U.S. Financial Life Insurance Company.
                                       Senior Executive Vice President and
                                       Chief Financial Officer, MONY Life
                                       (June 2012 to September 2013). Director
                                       and Chairman of the Board, CS Life Re
                                       Company (since November 2014).
                                       Director, AXA Strategic Ventures US,
                                       LLC (December 2014 to July 2016).
-------------------------------------------------------------------------------

Joshua E. Braverman                    Senior Executive Director (since
                                       December 2012), AXA Equitable and AXA
                                       Equitable Financial Services; prior
                                       thereto, Executive Vice President and
                                       Treasurer (September 2012 to
                                       September 20172),; prior thereto,
                                       Senior Vice President, Head of
                                       Derivatives (September 2009 to
                                       September 2012). Senior Executive Vice
                                       President (since May 2013) and
                                       Treasurer (from September 2012 --
                                       September 2017), AXA Financial, Inc.
                                       and MONY America; prior thereto,
                                       Executive Vice President and Treasurer
                                       (September 2012 to May 2013). Executive
                                       Vice President (since September 2012)
                                       and Treasurer, MONY Life (September
                                       2012 to September 2017). Director,
                                       Executive Vice President, Chief
                                       Financial Officer and Treasurer and
                                       Member of the Audit Committee (since
                                       September 2012), AXA Equitable Life and
                                       Annuity Company. Director, Executive
                                       Vice President, Chief Financial Officer
                                       and Treasurer and Member of the Audit
                                       Committee (since September 2012), U.S.
                                       Financial Life Insurance Company.
                                       Director, President, and Chief
                                       Executive Officer and Chairman of the
                                       Audit Committee (since September 2012),
                                       AXA Corporate Solutions Life
                                       Reinsurance Company. Director and
                                       Chairman of the Board (since
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Joshua E. Braverman (cont.)            September 2012), Equitable Casualty
                                       Insurance Company. Director, President
                                       and Chief Executive Officer (since
                                       September 2012), AXA RE Arizona
                                       Company. Director, President and Chief
                                       Executive Officer (since January 2018),
                                       EQ AZ Life Re Company. Director,
                                       President and Chief Financial Officer
                                       (since September 2012), AXA
                                       Distribution Holding Corporation.
                                       Director and President, MONY Life
                                       Insurance Company of the Americas
                                       Limited (since September 2012).
                                       Director, President and Treasurer
                                       (since September 2012), MONY
                                       International Holdings, LLC. Director,
                                       President and Treasurer (since
                                       September 2012), MBT, Ltd. Director,
                                       Chairman, President and Treasurer
                                       (since September 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       (since September 2012), MONY Financial
                                       Services, Inc. Executive Vice President
                                       and Treasurer (since September 2012),
                                       1740 Advisors, Inc. Director, President
                                       and Chief Executive Officer, CS Life Re
                                       Company (since November 2014).
                                       Executive Vice President (since October
                                       2017), AXA Equitable Holdings, Inc.
                                       (formerly known as AXA America
                                       Holdings, Inc.) Director, President and
                                       Chief Executive Officer (since
                                       September 2012), AXA RE Arizona
                                       Company. Director, President and Chief
                                       Executive Officer (since January 2018),
                                       EQ AZ Life Re Company.
-------------------------------------------------------------------------------

Michael B. Healy                       Senior Executive Director and Chief
                                       Information Officer since February
                                       2017, AXA Equitable and AXA Equitable
                                       Financial Services; prior thereto,
                                       Executive Director (December 2012 to
                                       February 2017) and Chief Information
                                       Officer (since May 2011); Executive
                                       Vice President (May 2011 to December
                                       2012) and Chief Information Officer
                                       (since May 2011); Senior Vice President
                                       and Chief Information Officer
                                       (September 2010 to May 2011); Senior
                                       Vice President (September 2009 to
                                       November 2010). Currently, Senior
                                       Executive Vice President and Chief
                                       Information Officer (since February
                                       2017), AXA Financial and MONY America;
                                       prior thereto, Executive Vice President
                                       and Chief Information Officer (May 2011
                                       to February 2017), AXA Financial and
                                       MONY America; prior thereto, Senior
                                       Vice President and Chief Information
                                       Officer (November 2010 to May 2011);
                                       Senior Vice President (September 2009
                                       to November 2010). Executive Vice
                                       President and Chief Information Officer
                                       (May 2011 to September 2013), MONY
                                       Life; prior thereto, Senior Vice
                                       President and Chief Information Officer
                                       (November 2010 to May 2011); Senior
                                       Vice President (September 2009 to
                                       November 2010).
-------------------------------------------------------------------------------

Keith E. Floman                        Managing Director and Chief Actuary,
                                       AXA Equitable and AXA Equitable
                                       Financial Services (since December
                                       2012); prior thereto, Senior Vice
                                       President and Actuary (November 2008 to
                                       December 2012), Vice President and
                                       Senior Actuary (August 2006 to November
                                       2008). Senior Vice President and
                                       Actuary, MONY America (since November
                                       2008); prior thereto, Vice President
                                       and Senior Actuary (August 2006 to
                                       November 2008). Senior Vice President
                                       and Actuary, MONY Life (November 2008
                                       to September 2013); prior thereto, Vice
                                       President and Senior Actuary (August
                                       2006 to November 2008). Senior Vice
                                       President and Actuary, AXA Equitable
                                       Life and Annuity Company (since
                                       December 2008). Senior Vice President
                                       and Actuary (since January 2009) and
                                       Appointed Actuary (since May 2008),
                                       U.S. Financial Life Insurance Company.
                                       Senior Vice President, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since July 2007). Director, Executive
                                       Vice President and Chief Financial
                                       Officer, AXA RE Arizona Company (since
                                       May 2013). Director and Chief Risk
                                       Officer (since January 2018), EQ AZ
                                       Life Re Company. Director, Financial
                                       Marketing Agency, Inc. (since May 2013).
-------------------------------------------------------------------------------

Kevin Molloy                           Senior Executive Vice President, AXA
                                       Financial and MONY America (since May
                                       2013). Senior Executive Director, AXA
                                       Equitable and AXA Equitable Financial
                                       Services (since May 2013). Director and
                                       Member of Audit Committee (since April
                                       2011), AXA Corporate Solutions Life
                                       Reinsurance Company (since March 2011).
                                       Senior Vice President (since October
                                       2014), AXA Distributors, LLC. Director
                                       and Member of Audit Committee (since
                                       March 2017), AXA Equitable Life and
                                       Annuity Company. Director (since March
                                       2017), CS Life RE Company. Director and
                                       Member of Audit Committee (since March
                                       2017), U.S. Financial Life Insurance
                                       Company.
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Jurgen Schwering                       Senior Vice President and Chief Risk
                                       Officer, AXA Financial, Inc. and MONY
                                       America (since November 2015); prior
                                       thereto, Senior Executive Vice
                                       President and Chief Risk Officer
                                       (February 2014 to November 2015).
                                       Managing Director and Chief Risk
                                       Officer, AXA Equitable and AXA
                                       Equitable Financial Services (since
                                       November 2015); prior thereto, Senior
                                       Executive Director and Chief Risk
                                       Officer (February 2014 to November
                                       2015). Senior Vice President
                                       (since January 2018), EQ AZ Life Re
                                       Company. Senior Vice President (since
                                       October 2017) and Chief Risk Officer
                                       (since February 2016), AXA Corporate
                                       Solutions Life Reinsurance Company.
                                       Executive Vice President and Chief Risk
                                       Officer (since April 2014), AXA RE
                                       Arizona Company. Executive Vice
                                       President and Chief Risk Officer (since
                                       June 2014). CS Life RE Company. Senior
                                       Vice President and Chief Risk Officer
                                       (since December 2016), U.S. Financial
                                       Life Insurance Company. Senior Vice
                                       President and Chief Risk Officer (since
                                       December 2016), AXA Equitable Life and
                                       Annuity Company. Member of the Board
                                       and Head of the Health Insurance, AXA
                                       Konzern AG (October 2012 to February
                                       2014).
-------------------------------------------------------------------------------

Robin M. Raju                          Senior Vice President and Treasurer,
                                       AXA Financial, Inc. (since September
                                       2017). Managing Director (since
                                       February 2015), AXA Equitable and AXA
                                       Equitable Financial Services. Senior
                                       Vice President and Treasurer (since
                                       October 2017), AXA Equitable Holdings,
                                       Inc. (formerly known as AXA America
                                       Holdings, Inc.). Director (since May
                                       2015), AXA Strategic Ventures
                                       Corporation. Senior Vice President
                                       (since February 2015), MONY America.
                                       Director (since April 2014) and Senior
                                       Vice President and Business Chief
                                       Financial Officer (since December
                                       2015), PlanConnect, LLC. Chief
                                       Financial Officer (since July 2015),
                                       Separate Account 166, LLC.
-------------------------------------------------------------------------------

Yun ("Julia") Zhang                    Vice President and Assistant Treasurer
                                       (since September 2014), AXA Financial,
                                       Inc. and MONY America (since September
                                       2017). Lead Director and Treasurer
                                       (since September 2017), AXA Equitable
                                       and AXA Equitable Financial Services
                                       (since September 2017). Vice President
                                       and Assistant Treasurer (since October
                                       2014, AXA Equitable Holdings, Inc.
                                       (formerly known as AXA America
                                       Holdings, Inc.); Vice President, Chief
                                       Financial Officer and Treasurer (since
                                       January 2018), EQ AZ Life Re Company.
                                       Vice President and Treasurer (since May
                                       2015), 1740 Advisers, Inc. Treasurer
                                       (since July 2015), Separate Account
                                       155, LLC. Treasurer (since October
                                       2014), J.M.R. Realty Services, Inc.
                                       Assistant Treasurer (since November
                                       2014), MONY Financial Resources of the
                                       Americas Limited. Vice President and
                                       Assistant Treasurer (since October
                                       2014), MBT Ltd. Vice President and
                                       Assistant Treasurer (since October
                                       2014), MONY International Holdings,
                                       LLC. Vice President and Assistant
                                       Treasurer (since October 2014), U.S.
                                       Financial Life Insurance Company. Vice
                                       President, Chief Financial Officer and
                                       Treasurer (since January 2018), EQ AZ
                                       Life Re Company. Treasurer (since
                                       October 2014), Equitable Structured
                                       Settlement Corp.

                                       Since October 2014, Vice President and
                                       Treasurer, 1285 Holdings, LLC, 787
                                       Holdings, LLC, ACMC, LLC, AXA Advisors,
                                       LLC, AXA Corporate Solutions Life
                                       Reinsurance Company, AXA Distribution
                                       Holding Corporation, AXA Network of
                                       Puerto Rico, Inc., AXA Network, LLC,
                                       AXA RE Arizona Company, CS Life RE
                                       Company, Equitable Casualty Insurance
                                       Company, Financial Marketing Agency,
                                       Inc., MONY Financial Services, Inc.,
                                       MONY Life Insurance Company of the
                                       Americas, Ltd., PlanConnect, LLC.
-------------------------------------------------------------------------------

Steven M. Joenk                        Senior Vice President and Chief
                                       Investment Officer, AXA Financial, Inc.
                                       and MONY America (since March 2017).
                                       Managing Director and Chief Investment
                                       Officer, AXA Equitable and AXA
                                       Equitable Financial Services (since
                                       March 2017). Director and President
                                       (since July 2004), 1740 Advisers, Inc.
                                       Director, Chairman of the Board,
                                       President and Chief Executive Officer
                                       (since February 2011), AXA Equitable
                                       Funds Management Group, LLC. Director
                                       (since January 2005), MONY Financial
                                       Resources of the Americas Limited.
                                       Senior Vice President and Chief
                                       Investment Officer (since April 2017).
                                       MONY Financial Services, Inc.; Director
                                       (since September 2012), MONY
                                       International Holdings, LLC. Senior
                                       Vice President and Chief Investment
                                       Officer (since April 2017),
                                       PlanConnect, LLC. Director (since May
                                       2017), ICI Mutual Insurance.
-------------------------------------------------------------------------------

                                  APPENDIX A

Appendix B

--------------------------------------------------------------------------------


The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.
DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS/(1)/
-------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                  WHICH RELATE TO OUR:
-------------------------------------------------------------------------------------------

December 19, 1994; May 1, 1995 through
May 1, 2000; September 15,
1995; January 1, 1997; and October 18,
1999 as previously supplemented on
May 1, 1996 through May 1,
2002; May 12, 2000; June 23,
2000; September 1, 2000; February 9,
2001; September 4, 2001; December 1,
2001/(2) /; December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15,
2003, November 24, 2003; February 10,
2004 (2 supplements); May 1,
2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005; (3 supplements);
June 10, 2005; June 17,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (4
supplements); December 1,
2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1,
2010; February 5, 2010; May 1,
2010; June 14, 2010; August 25,
2010; February 11, 2011; August 25,
2011; February 6, 2012, June 20; 2012;
July 31, 2012; August 30, 2012;
February 15, 2013; August 21, 2013;
November 12, 2013; February 19, 2014;
August 18, 2014; February 26, 2015;
November 15, 2016; August 25, 2017;
February 16, 2018                        Incentive Life Plus(R) Policies

November 27, 1991 and May 1, 1993
through May 1, 2000 and October 18,
1999, as previously supplemented on
May 1, 1994 through May 1,
2002; May 12, 2000; June 23,
2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1,
2003; May 15, 2003; November 24,
2003; February 10, 2004 (2
supplements); May 1, 2004; August 10,
2004; December 13, 2004; February 4,
2005; February 23, 2005; May 1, 2005;
(2 supplements); June 10,
2005; June 25, 2005; August 31,
2005; February 23, 2006; August 25,
2006; December 11, 2006; May 1,
2007; August 24, 2007; September 24,
2007; October 19, 2007; February 23,
2008; May 1, 2008; July 21,
2008; August 15, 2008 (3 supplements);
December 1, 2008; January 15,
2009; February 23, 2009, August 17,
2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5,
2010; May 1, 2010; June 14,
2010; August 25, 2010; February 11,
2011; August 25, 2011; February 6,
2012, June 20; 2012; July 31, 2012;
August 30, 2012; February 15, 2013;
August 21, 2013; November 12, 2013;
February 19, 2014; August 18, 2014;
February 26, 2015; November 15, 2016;
August 25, 2017; February 16, 2018       Incentive Life(R) 2000 and Champion 2000 Policies
-------------------------------------------------------------------------------------------

                                  APPENDIX B

----------------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                  WHICH RELATE TO OUR:
----------------------------------------------------------------------------------------------------

August 29, 1989; February 27,
1991; May 1, 1990, May 1, 1993-May 1,
2000; and October 18, 1999, as
previously supplemented on May 1, 1994
- May 1, 2002; May 12, 2000; June 23,
2000; September 1, 2000; December 29,
2000; January 17, 2001; February 9,
2001; September 4, 2001; December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15,
2003; November 24, 2003; February 10,
2004 (2 supplements); May 1,
2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005; (2 supplements);
June 10, 2005; June 25,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008 (Incentive
Life(R) Policies only); May 1,
2008; July 21, 2008 (Incentive Life(R)
Policies only); August 15, 2008 (3
Incentive Life(R) Policies
Supplements); August 15, 2008 (2
Special Offer Policies Supplements);
December 1, 2008; January 15,
2009; February 23, 2009 (Incentive
Life(R) Policies only), August 17,
2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5,
2010 (Incentive Life(R) Policies only);
May 1, 2010 (Incentive Life(R) Policies
only); June 14, 2010; August 25, 2010
(Incentive Life(R) Policies only);
February 11, 2011 (Incentive Life(R)
Policies only); August 25, 2011
(Incentive Life(R) Policies only);
February 6, 2012; June 20, 2012; July
31, 2012; February 15, 2013 (All
Policies except Special Offer
Policies); August 30, 2012 (All
Policies); August 21, 2013; November
12, 2013; February 19, 2014; August 18,
2014 (All policies); February 10, 2015
(Incentive Life(R) Policies only);
February 26, 2015 (All policies);
November 15, 2016 (All policies);
August 25, 2017 (All policies);
February 16, 2018 (All policies)         Incentive Life(R) Policies and Special Offer Policies/(2)/
----------------------------------------------------------------------------------------------------

(1)In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)This supplement applies only to certain groups.

                                  APPENDIX B

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO PROSPECTUS DATED MAY 1, 2018 FOR INCENTIVE LIFE(R) '99 AND TO PROSPECTUS SUPPLEMENTS DATED MAY 1, 2018 FOR INCENTIVE LIFE(R) 2000 AND INCENTIVE LIFE(R) PLUS


--------------------------------------------------------------------------------

This Supplement concerns an additional investment option under our Incentive Life(R) '99, Incentive Life(R) 2000 and Incentive Life(R) Plus policies ("your policy"). The Market Stabilizer Option(R) ("MSO") is available for investment under your policy, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the "Segments" of the MSO, each of which has a limited duration (a "Segment Term").


The purpose of this Supplement is solely to add to your base policy prospectus ("Your Policy Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus ("MSO Prospectus") dated May 1, 2018. All of the information in Your Policy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to Your Policy Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with Your Policy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to either (i) impose up to a $25 charge for each transfer or (ii) to permit 12 free transfers per policy year and thereafter charge $25 for each transfer, we will never exercise these rights with respect to any transfers into or out of the MSO. The following transfers are not subject to the $25 guaranteed maximum charge nor counted toward the free transfer limit:

..   Transfers of the Segment Maturity Value to the variable investment options, guaranteed interest option ("GIO"; also referred to as the "Guaranteed Interest Account") or to the MSO Holding Account;

..   Transfers from the MSO Holding Account into a new Segment or any variable investment option;

..   Transfers from the variable investment options (also referred to as
    "investment portfolios") to the Unloaned GIO to meet the Charge Reserve Amount requirement.

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" in Your Policy Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX BENEFIT    Upon allocation to MSO Segment          0.75% of policy account value
  CHARGE                                                                allocated
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX SEGMENT    Monthly (during any MSO Segment         Annual % of your Segment Account
  ACCOUNT CHARGE                Term)                                   Value 1.65%/(2)/
-----------------------------------------------------------------------------------------------------------

  MSO LOAN SPREAD               On each policy anniversary (or on loan  2% for New York policies
                                termination, if earlier)                5% for all other policies/(3)/
-----------------------------------------------------------------------------------------------------------

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(4)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                before the Segment Term's end
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value," "Segment Distribution Value" and "Early Distribution Adjustment.")
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(4)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.


                   EVM 07 (5/18)                      Catalog No. 150048 (5/18)
                   IF/IL99, IL 2000 and IL Plus                         #526848

Your policy's mortality and expense risk charge also applies to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy's mortality and expense risk charge is deducted on a monthly basis, then the same monthly rate will also be applicable to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy's mortality and expense risk charge is deducted on a daily basis, then the same daily rate will be applicable to any amounts held in the MSO Holding Account and an equivalent monthly rate will be applicable to the Segment Account Value.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "Managing your allocations" in the Incentive Life(R) 2000 and Incentive Life(R) Plus Prospectus Supplements this section is entitled "How we allocate charges among your investment options" (in the Incentive Life(R) '99 Prospectus):

   Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's Unloaned GIO. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any Segment.) The Charge Reserve Amount at the beginning of any Segment Term is an estimated amount projected to be sufficient to cover monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the Segment Term.

   While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the Unloaned GIO, rather than from the investment options from which those charges otherwise might be deducted. If you have insufficient policy account value in the Unloaned GIO to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction proportionately, based on the current Segment Distribution Values, from any Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

   If we have to make any distribution from a Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in investment options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

   Please refer to the MSO Prospectus for detailed information about the above procedures.

GROWTH CAP RATE AVAILABLE DURING INITIAL YEAR

The section entitled "Growth Cap Rate Available During Initial Year" under "Description of the Market Stabilizer Option" in the MSO Prospectus is deleted in its entirety. All references to a 15% initial year Growth Cap Rate in the MSO Prospectus do not apply if you elect the MSO. The minimum Growth Cap Rate for all contract years is 6%.

IMPACT OF MSO ELECTION ON OTHER POLICY RIDERS AND SERVICES

If you elect to allocate any policy account value to the MSO, other riders and services under your policy may be impacted.

PAID UP DEATH BENEFIT GUARANTEE ENDORSEMENT

If a paid up death benefit guarantee (which may be referred to as a "paid up no lapse guarantee") is included with your policy, and if you elect the paid up death benefit guarantee while any Segment is in effect, the Segment Distribution Value will be used in place of the Segment Account Value in the calculation of your policy account value for purposes of determining the paid up death benefit guarantee face amount. All Segments will be terminated on the effective date of the paid up death benefit guarantee with corresponding Early Distribution Adjustments, and the Segment Distribution Values will be reallocated to the variable investment options available with your policy and to the Unloaned GIO in accordance with your prior directions.

ACCELERATED DEATH BENEFIT RIDER

If an accelerated death benefit rider (which may be referred to as a "total and permanent disability accelerated death benefit rider" or a "limited life expectancy accelerated death benefit rider") is included with your policy, the portion of the cash surrender value that is on lien and is allocated to your values in the variable investment options under your policy and investment in the MSO will be transferred to and maintained as part of the

Unloaned GIO. You may tell us how much of the accelerated payment is to be transferred from your value in each variable investment option and your value in the MSO. Units will be redeemed from each variable investment option sufficient to cover the amount of the accelerated payment that is allocated to it and transferred to the Unloaned GIO. Any portion of the payment allocated to the MSO based on your instructions will be deducted from any value in the MSO Holding Account and the individual Segments on a pro-rata basis, based on any value in the MSO Holding Account and the current Segment Distribution Value of each Segment, and transferred to the Unloaned GIO. Any portion of the payment allocated to an individual Segment will cause a corresponding Early Distribution Adjustment of the Segment Account Value. If you do not tell us how to allocate the payment, or if we cannot allocate it based on your directions, we will allocate it based on our rules then in effect. Allocation rules will be provided upon request. Such transfers will occur as of the date we approve an accelerated death benefit payment; there will be no charge for such transfers.

ENHANCED DEATH BENEFIT GUARANTEE RIDER

If an enhanced death benefit guarantee rider is included with your policy, and if you allocate your net premiums or transfer amounts of your policy to the MSO, the enhanced no lapse guarantee rider must first be terminated. Once terminated, any such enhanced death benefit guarantee rider cannot be restored.

FACE AMOUNT INCREASE ENDORSEMENT, TERM INSURANCE RIDERS, OR COST OF LIVING
RIDERS

If your policy has any of these endorsements or riders that schedule or permit an increase in the face amount of your policy or the face amount of a term insurance rider, or any combination of the two, any such increase during a Segment Term will be subject to the "face amount increases" provision of the MSO rider for purposes of determining the sufficiency of your values in the investment options under your policy including the MSO Holding Account, and the Unloaned GIO, to cover the recalculated Charge Reserve Amount on the effective date of the increase. The same provision will govern the necessity for any transfers to supplement the amount in the Unloaned GIO.

ASSET REBALANCING SERVICE

If you are invested in MSO, you may also elect the Asset Rebalancing Service. However, any amounts allocated to the MSO will not be included in the rebalance transactions. The investment options available to your Asset Rebalancing Service do not include the MSO Holding Account or Segments.


                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.

                        Incentive Life(R) is issued by
    and is a registered trademark of AXA Equitable Life Insurance Company.

                                    PART II

                  REPRESENTATION REGARDING REASONABLENESS OF
                       AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 373-17663 on March 1, 1999.

Supplement (in-force A) dated May 1, 2018 relating to Incentive Life Plus Prospectus consisting of 287 pages.

Supplement (in-force - wholesale) dated May 1, 2018 relating to Incentive Life Plus Prospectus consisting of 287 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

The signatures.

Written Consent of the following:

Opinion and Consent of counsel (see Exhibit 2(a)(i))

Consent of PricewaterhouseCoopers LLP (See Exhibit 6).

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

   1-A(1)(a)(i)    Certified resolution re Authority to Market Variable Life
                   Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No. 333-17663 on
                   December 11, 1996.

   1-A(2)          Inapplicable.

   1-A(3)(a)       See Exhibit 1-A(8).

   1-A(3)(b)       Broker-Dealer and General Agent Sales Agreement, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

   1-A(3)(c)       See Exhibit 1-A(8)(i).

   1-A(4)          Inapplicable.

+  1-A(5)(a)(i)    Flexible Premium Life Insurance Policy (94-300) (Incentive
                   Life Plus) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(a)(ii)   Flexible Premium Life Insurance Policy (94-300) (Incentive
                   Life Plus) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

   1-A(5)(b)       Name Change Endorsement (S.97-1), previously filed with this
                   Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(c)       Option to Purchase Additional Insurance Rider (R94-204)
                   (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(d)       Option to Purchase Additional Insurance Rider (R94-204)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

+  1-A(5)(e)       Substitution of Insured Rider (R94-212) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

+  1-A(5)(f)       Substitution of Insured Rider (R94-212) (Equitable),
                   previously filed with this Registration Statement (File
                   No. 333-17663) on December 11, 1996.

+  1-A(5)(g)       Renewable Term Insurance Rider on the Insured (R94-215)
                   (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(h)       Renewable Term Insurance Rider on the Insured (R94-215)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

+  1-A(5)(i)       Disability Rider - Waiver of Monthly Deductions (R94-216)
                   (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(j)       Disability Rider - Waiver of Monthly Deductions (R94-216)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

+  1-A(5)(k)       Disability Rider - Waiver of Premiums (R94-216A) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

+  1-A(5)(l)       Disability Rider - Waiver of Premiums (R94-216A)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

--------
+  State variations not included

+  1-A(5)(m)       Yearly Renewable Term Insurance Rider on the Insured
                   (R94-220) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(n)       Yearly Renewable Term Insurance Rider on the Insured
                   (R94-220) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

   1-A(5)(o)       Accelerated Death Benefit Rider (R94-102) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

   1-A(5)(p)       Accelerated Death Benefit Rider (R94-102) (Equitable),
                   previously filed with this Registration Statement (File
                   No. 333-17663) on December 11, 1996.

   1-A(5)(q)       Designated Insured Option Rider (R91-107) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

   1-A(5)(r)       Designated Insured Option Rider (R91-107) (Equitable),
                   previously filed with this Registration Statement (File
                   No. 333-17663) on December 11, 1996.

   1-A(5)(s)       Children's Term Insurance Rider (R94-218), incorporated
                   herein by reference to Exhibit No. 27.(d)(xvi) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

   1-A(5)(t)       Renewable Term Insurance on the Additional Insured Person
                   (R94-217), incorporated herein by reference to Exhibit
                   No. 27.(d)(xviii) to Registration Statement on Form N-6,
                   (File No. 333-103199), filed on February 13, 2003.

   1-A(5)(u)       Accidental Death Benefit Rider (R94-219), incorporated
                   herein by reference to Exhibit No. 27.(d)(xx) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

   1-A(5)(v)       Yearly Renewable Term Insurance on First of Insureds to Die
                   Rider (R94-211), previously filed with this Registration
                   Statement (File No. 333-17663) on April 8, 2003.

   1-A(5)(w)       Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (d)(xxviii) to Registration
                   Statement on Form N-4 (File No. 333-103199), filed on April
                   21, 2010.

   1-A(6)(a)       Restated Charter of AXA Equitable, as amended August 31,
                   2010, incorporated herein by reference to Registration
                   Statement on Form N-4 (File No. 333-05593), filed on April
                   24, 2012.

   1-A(6)(b)       By-Laws of AXA Equitable, as amended September 7, 2004,
                   incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

   1-A(7)          Inapplicable.

--------
+  State variations not included

   1-A(8) Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

   1-A(8)(i)       Schedule of Commissions, previously filed with this
                   Registration Statement File No. 333-17663 on December 11,
                   1996.

   1-A(9)(a)       Agreement and Plan of Merger of Equitable Variable with and into Equitable dated September 19, 1996, previously filed with this Registration Statement (File No. 333-17663) on
                   December 11, 1996.

   1-A(9)(b)       Amended and Restated Participation Agreement dated July 15,
                   2002 among EQ Advisors Trust, AXA Equitable Life Insurance
                   Company ("AXA Equitable"), AXA Distributors, LLC and AXA
                   Advisors is incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to the EQ
                   Advisor's Trust Registration Statement on Form N-1A (File
                   No. 333-17217 and 811-07953), filed on February 7, 2003.

   1-A(9)(b)(i)    Amendment No. 1, dated May 2, 2003, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

   1-A(9)(b)(ii)   Amendment No. 2, dated July 9, 2004, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

   1-A(9)(b)(iii)  Amendment No. 3, dated October 1, 2004, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

   1-A(9)(b)(iv)   Amendment No. 4, dated May 1, 2005, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

   1-A(9)(b)(v)    Amendment No. 5, dated September 30, 2005, to the Amended
                   and Restated Participation Agreement among EQ Advisors
                   Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 To the
                   EQ Advisor's Trust Registration Statement (File
                   No. 333-17217) on Form N-1A filed on April 5, 2006.

   1-A(9)(b)(vi)   Amendment No. 6, dated August 1, 2006, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 51 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

   1-A(9)(b)(vii)  Amendment No. 7, dated May 1, 2007, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

   1-A(9)(b)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

   1-A(9)(b)(ix)   Amendment No. 9, dated May 1, 2008, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 61 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

   1-A(9)(b)(x)    Amendment No. 10, dated January 1, 2009, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 64 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

   1-A(9)(b)(xi)   Amendment No. 11, dated May 1, 2009, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

   1-A(9)(b)(xii)  Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File
                   No. 333-17217) on Form N-1A filed on January 21, 2010.

   1-A(9)(b)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

   1-A(9)(b)(xiv)  Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File
                   No. 333-17217) on Form N-1A filed on February 3, 2011.

   1-A(9)(b)(xv)   Amendment No. 15, dated June 7, 2011 , to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

   1-A(9)(b)(xvi)  Amendment No. 16, dated April 30, 2012, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

   2-A(9)(b)       Second Amended and Restated Participation Agreement among
                   the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ
                   Advisors Trust Registration Statement on Form N-1A (File
                   No. 333-17217) filed on July 22, 2013.

   2-A(9)(b)(i)    Amendment No. 1 dated as of June 4, 2013 to the Second
                   Amended and Restated Participation Agreement among the
                   Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ
                   Advisors Trust Registration Statement on Form N-1A (File
                   No. 333-17217) filed on October 1, 2013.

   2-A(9)(b)(ii)   Amendment No. 2 dated as of October 21, 2013 to the Second
                   Amended and Restated Participation Agreement among the
                   Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ
                   Advisors Trust Registration Statement on Form N-1A
                   (File No. 333-17217) filed on October 1, 2013.

   2-A(9)(b)(iii)  Amendment No. 3, dated as of April 4, 2014 ("Amendment
                   No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

   2-A(9)(b)(iv)   Amendment No. 4, dated as of June 1, 2014 ("Amendment
                   No. 4"), to the Second Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA
                   Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                   Form N-1A (File No. 333-17217) filed on April 30, 2014.

   2-A(9)(b)(v)    Amendment No. 5, dated as of July 16, 2014 ("Amendment
                   No. 5"), to the Second Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA
                   Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                   Form N-1A (File No. 333-17217) filed on February 5, 2015.

   2-A(9)(b)(vi)   Amendment No.6, dated as of April 30, 2015 ("Amendment
                   No. 6"), to the Second Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA
                   Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                   Form N-1A (File No. 333-17217) filed on April 16, 2015.

   2-A(9)(b)(vi)   Amendment No. 7, dated as of December 21, 2015 ("Amendment
                   No. 7"), to the Second Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA
                   Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on
                   Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

   2-A(9)(b)(vii)  Amendment No. 8, dated as of December 9, 2016 ("Amendment
                   No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

   2-A(9)(b)(viii) Amendment No. 9 dated as of May 1, 2017 ("Amendment No. 9")
                   to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

   2-A(9)(b)(ix)   Amendment No. 10 dated as of November 1, 2017 ("Amendment
                   No. 10") to the Second Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA
                   Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                   Form N-1A (File No. 333-17217), filed on October 27, 2017.

   1-A(9)(c)       Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA
                   Premier VIP Trust Registration Statement (File No.
                   333-70754) on Form N-1A filed on December 10, 2001.

   1-A(9)(c)(i)    Amendment No. 1, dated as of August 1, 2003 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust
                   Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

   1-A(9)(c)(ii)   Amendment No. 2, dated as of May 1, 2006 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust
                   Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

   1-A(9)(c)(iii)  Amendment No. 3, dated as of May 25, 2007 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

   2-A(9)(c)       Amended and Restated Participation Agreement among the
                   Registrant, AXA Equitable, FMG LLC and AXA Distributors,
                   LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on
                   Form N-1/A (File No. 333-70754) filed on July 22, 2013.

   2-A(9)(c)(i)    Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant,
                   AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA
                   Premier VIP Trust Registration Statement on Form N-1/A
                   (File No. 333-70754) filed on October 2, 2013.

   2-A(9)(c)(ii)   Amendment No. 2, dated as of April 18, 2014 ("Amendment
                   No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life
                   Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust
                   Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

   2-A(9)(c)(iii)  Amendment No. 3, dated as of July 8, 2014 ("Amendment
                   No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

   2-A(9)(c)(iv)   Amendment No. 4, dated as of December 10, 2014 ("Amendment
                   No. 4"), to the Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among AXA Premier VIP Trust ("Trust"),
                   AXA Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on
                   Form N-1/A (File No. 333-70754) filed on January 12, 2015.

   2-A(9)(c)(v)    Amendment No. 5, dated as of September 26, 2015 ("Amendment
                   No. 5"), to the Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among AXA Premier VIP Trust ("Trust"),
                   AXA Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on
                   Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

   1-A(9)(d)       Participation Agreement by and Among AIM Variable Insurance
                   Funds, A I M Distributors, Inc., AXA Equitable Life
                   Insurance Company, on Behalf of itself and its Separate
                   Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

   1-A(9)(d)(i)    Amendment No. 1 effective October 15, 2009 among AIM
                   Variable Insurance Funds, AIM Distributors, Inc., AXA
                   Equitable Life Insurance Company, on behalf of its Separate
                   Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

   1-A(9)(d)(ii)   Amendment No. 2, dated as of April 19, 2010, to the
                   Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim
                   Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

   1-A(9)(d)(iii)  Amendment No. 3, dated as of April 19, 2010, to the
                   Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

   1-A(9)(d)(iv)   Amendment No. 4, effective May 1, 2012, to the Participation
                   Agreement dated July 1, 2005, among AIM Variable Insurance
                   Funds, Invesco Distributors, Inc., AXA Equitable Life
                   Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA
                   Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

   1-A(9)(d)(v)    Amendment No. 5, dated as of October 1, 2014, to the
                   Participation Agreement dated July 1, 2005, by and among AIM
                   Variable Insurance Funds Invesco Distributors, Inc., AXA
                   Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors,
                   LLC, incorporated herein by reference to Registration
                   Statement on Form N-4 (File No. 333-202149) filed on
                   February 18, 2015.

   1-A(9)(e)       Fund Participation Agreement dated October 13,2009 among AXA
                   Equitable Life Insurance Company, American Century
                   Investment Management, Inc., and American Century Investment
                   Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

   1-A(9)(f)       Amended and Restated Participation Agreement dated April 16,
                   2010 among Variable Insurance Products Funds, Fidelity
                   Distributors Corporation, and AXA Equitable Life Insurance
                   Company, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

   1-A(9)(g)       Participation Agreement as of July 1, 2005 Franklin
                   Templeton Variable Insurance Products Trust,
                   Franklin/Templeton Distributors, Inc., AXA Equitable Life
                   Insurance Company, AXA Advisors, LLC, and AXA Distributors,
                   LLC, incorporated by reference to the Registration Statement on Form N-4 (File

                   No. 333-160951) filed on November 16, 2009.

   1-A(9)(g)(i)    Amendment No. 3 effective as of May 1, 2010 to Participation
                   Agreement as of July 1, 2005 by and among Franklin Templeton
                   Variable Insurance Products Trust, Franklin/Templeton
                   Distributors, Inc., AXA Equitable Life Insurance Company,
                   AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

   1-A(9)(h)       Fund Participation Agreement dated October 20, 2009 among
                   AXA Equitable Life Insurance Company, Goldman Sachs Variable
                   Insurance Trust, Goldman Sachs Asset Management, L.P., and
                   Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form
                   N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(i)       Fund Participation Agreement dated October 23, 2009 among
                   AXA Equitable Life Insurance Company, Ivy Funds Variable
                   Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form
                   N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(i)(i)    Amendment No. 1 dated April 1, 2010 to the Participation
                   Agreement dated October 23, 2009 among Waddell & Reed, Inc.,
                   Ivy Funds Variable Insurance Portfolios and AXA Equitable
                   Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

   1-A(9)(i)(ii)   Amendment No. 2 dated May 1, 2012 to the Participation
                   Agreement dated October 23, 2009 among Waddell & Reed, Inc.,
                   Ivy Funds Variable Insurance Portfolios, MONY Life Insurance
                   Company, MONY Life Insurance Company of America and AXA
                   Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No.
                   333-178750) filed on April 25, 2012.

   1-A(9)(i)(iii)  Amendment No. 3 dated September 5, 2013 to the Participation
                   Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File
                   No. 2-30070) filed on April 18, 2017.

   1-A(9)(i)(iv)   Amendment No. 4 dated October 14, 2013 to the Participation
                   Agreement dated October 23, 2009 among Waddell & Reed, Inc.,
                   Ivy Funds Variable Insurance Portfolios, AXA Equitable Life
                   Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

   1-A(9)(i)(v)    Amendment No. 5 dated October 1, 2016 to the Participation
                   Agreement dated October 23, 2009 among Waddell & Reed, Inc.,
                   Ivy Funds Variable Insurance Portfolios, AXA Equitable Life
                   Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

   1-A(9)(j)       Fund Participation Agreement dated October 20, 2009 among
                   AXA Equitable Life Insurance Company, Lazard Retirement
                   Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration
                   Statement on Form N-4 (File No. 333-178750) filed on
                   December 23, 2011.

   1-A(9)(k)       Participation Agreement among MFS Variable Insurance Trust,
                   Equitable Life Assurance Society of the United States, and
                   Massachusetts Financial Service Company, dated July 18,
                   2002, incorporated by reference to the Registration
                   Statement on Form N-4 (File No. 333-160951) filed on
                   November 16, 2009.

   1-A(9)(l)       Participation Agreement among T.Rowe Price Equity Series,
                   Inc., T.Rowe Price Investment Services, Inc. and AXA
                   Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

   1-A(9)(m)       Participation Agreement among MONY Life Insurance Company,
                   PIMCO Variable Insurance Trust and PIMCO Funds Distributions
                   LLC, dated December 1, 2001, incorporated herein by reference to the Registration Statement on Form N-4 (File
                   No. 333-160951) filed on November 16, 2009.

   1-A(9)(m)(i)    Third Amendment dated October 20, 2009 to the Participation
                   Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance
                   Trust, and PIMCO Funds Distributions LLC (collectively, the
                   "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(n)       Participation Agreement among Van Eck Worldwide Insurance
                   Trust, Van Eck Securities Corporation, Van Eck Associates
                   Corporation and MONY Life Insurance Company, dated August
                   7,2000, incorporated by reference to the Registration
                   Statement on Form N-4 (File No. 333-160951) filed on
                   November 16, 2009.

   1-A(9)(n)(i)    Amendment No. 1 dated October 13, 2009 to the Participation
                   Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide
                   Insurance Trust, Van Eck Securities Corporation and Van Eck
                   Associates Corporation (collectively, the "Parties") adding
                   AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration
                   Statement on Form N-4 (File No. 333-178750) filed on
                   December 23, 2011.

   1-A(9)(n)(ii)   Participation Agreement dated October 1, 2013 among Van Eck
                   Securities Corporation, Van Eck Associates Corporation, Van
                   Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

   1-A(9)(n)(iii)  Amendment No. 1 dated October 28, 2016 to the Participation
                   Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

   1-A(9)(o)       Participation and Service Agreement among AXA Equitable Life
                   Insurance Company and American Funds Distributors, Inc.,
                   American Funds Service Company, Capital Research and
                   Management Company and the American Funds Insurance Series
                   (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

   1-A(10) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

   1-A(10)(i)      First Amendment dated as of January 1, 2001 to the
                   Distribution Agreement dated as of January 1, 1998 between
                   The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration
                   Statement filed on Form N-4 (File No. 333-127445) filed on
                   August 11, 2005.

   1-A(10)(ii)     Second Amendment dated as of January 1, 2012 to the
                   Distribution Agreement dated as of January 1, 1998 between
                   AXA Equitable Life Insurance Company and AXA Distributors
                   LLC incorporated herein by reference to the Registration
                   Statement filed on Form N-4 (File No. 333-05593) filed on
                   April 24, 2012.

   1-A(10)(iii)    Third Amendment dated as of November 1, 2014 to the
                   Distribution Agreement dated as of January 1, 1998 between
                   AXA Equitable Life Insurance Company and AXA Distributors,
                   LLC, incorporated herein by reference to the Registration
                   Statement filed on Form N-4 (File No. 2-30070) filed on
                   April 19, 2016.

   1-A(10)(a)      Distribution Agreement for services by The Equitable Life
                   Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with this Registration Statement (File No. 333-17663) on
                   April 19, 2001.

   1-A(10)(b)      Transition Agreement for services by AXA Network, LLC and
                   its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement (File No. 333-17663) on
                   April 19, 2001.

   1-A(10)(c)      General Agent Sales Agreement dated January 1, 2000 between
                   The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration
                   Statement on Form N-4, (File No. 2-30070), filed April 19,
                   2004.

   1-A(10)(c)(i)   First Amendment dated as of January 1, 2003, to General
                   Agent Sales Agreement dated January 1, 2000 between The
                   Equitable Life Assurance Society of the United States and
                   AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24,2012.

   1-A(10)(c)(ii)  Second Amendment dated as of January 1, 2004, to General
                   Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

   1-A(10)(c)(iii) Third Amendment dated as of July 19, 2004, to General Agent
                   Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

   1-A(10)(c)(iv)  Fourth Amendment dated as of November 1, 2004, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

   1-A(10)(c)(v)   Fifth Amendment dated as of November 1, 2006, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United
                   States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

   1-A(10)(c)(vi)  Sixth Amendment dated as of February 15, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

   1-A(10)(c)(vii) Seventh Amendment dated as of February 15, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

   1-A(10)(c)(viii)Eighth Amendment dated as of November 1, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

   1-A(10)(c)(ix)  Ninth Amendment dated as of November 1, 2011 to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

   1-A(10)(c)(x)   Tenth Amendment dated as of November 1, 2013, to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United
                   States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

   1-A(10)(c)(xi)  Eleventh Amendment dated as of November 1, 2013, to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

   1-A(10)(c)(xii) Twelfth Amendment dated as of November 1, 2013, to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

   1-A(10)(c)(xiii)Thirteenth Amendment dated as of October 1,2014 to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-20214), filed on September 9, 2015.

   1-A(10)(c)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

   1-A(10)(c)(xv)  Sixteenth Amendment dated May 1, 2016 to the General Agent
                   Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

   1-A(10)(c)(xvi) Seventeenth Amendment to General Agent Sales Agreement,
                   dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") ") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

   1-A(10)(c)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

   1-A(10)(d)      Form of Application for Life Insurance (Form AMIGV-2005),
                   incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19,
                   2006.

   1-A(10)(e)      Application EV4-200Y (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on
                   December 11, 1996.

   1-A(10)(f)      Application EV4-200Y (Equitable), previously filed with this
                   Registration Statement (File No. 333-17663) on December 11,
                   1996.

   1-A(10)(g)      Description of Equitable's Issuance, Transfer and Redemption
                   Procedures for Flexible Premium Policies pursuant to Rule
                   6e-3(T)(b)(12)(iii) under the Investment Company Act of
                   1940, previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

   1-A(10)(h)      Illustration of Policy Benefits - Incentive Life, previously filed with this Registration Statement, (File
                   No. 333-17663), on April 30, 1999.

   1-A(10)(i)      Illustration of Policy Benefits - Incentive Life Plus,
                   previously filed with this Registration Statement, (File No.
                   333-17663), on April 30, 1999.

   1-A(10)(j)      Illustration of Policy Benefits for Incentive Life,
                   previously filed with this Registration Statement (File
                   No. 333-17663) on April 19, 2001.

   1-A(10)k Illustration of Policy Benefits for Incentive Life, previously filed with the Registration Statement (File No. 333-17663) on April 12, 2002.

   1-A(10)(l)      Illustration of Policy Benefits for IL COLI, previously
                   filed with the Registration Statement (File No. 333-17663) on April 12, 2002.

   1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

   2 Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

   3               Inapplicable.

   4               Inapplicable.

   6               Consent of PricewaterhouseCoopers LLP, filed herewith.

   7               Powers of Attorney, filed herewith.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 20th day of April, 2018.

                                 SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                 LIFE INSURANCE COMPANY
                                 (REGISTRANT)


                                 By: AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (DEPOSITOR)

                                 By: /s/ Shane Daly
                                     ------------------------------------------
                                     Shane Daly
                                     Vice President and Associate General
                                     Counsel

Attest:  /s/ Shane Daly
         -----------------------------------
         Shane Daly, Attorney-in-Fact
         Pursuant to Power of Attorney
         April 20, 2018

                                  SIGNATURES

       As required by the Securities Act of 1933, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 20th day of April, 2018.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea Nitzan                 Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh         Mark Pearson
Daniel G. Kaye               Bertram Scott
Kristi A. Matus              Charles G.T. Stonehill
Ramon de Oliveira            Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
         Shane Daly
         Attorney-in-Fact

April 20, 2018

                                 EXHIBIT INDEX

EXHIBIT NO.                                         TAG VALUE
-----------                                         ---------

    2        Opinion and Consent of Shane Daly      EX-99.2

    6        Consent of PricewaterhouseCoopers LLP  EX-99.6

    7        Powers of Attorney                     EX-99.7